UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21114

ProShares Trust
(Exact name of registrant as specified in charter)

7501 Wisconsin Avenue, Suite 1000 Bethesda, MD		20814
(Address of principal executive offices)		(Zip code)

The Corporation Trust Company/ProShare Advisors LLC 7501 Wisconsin Avenue, Suite 1000 Bethesda, MD 20814
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(240) 497-6400

Date of fiscal year end:	May 31

Date of reporting period:	December 1, 2016 to February 28, 2017

Item 1. Schedule of Investments.

The Trust’s Schedules of Investments as of the close of the reporting period prepared pursuant to §§ 210.12-12 – 12-14 of Regulation S-X are as follows:

S&P 500 Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.9%

Aerospace & Defense - 2.0%
General Dynamics Corp.	309,390	58,725,316

Beverages - 5.9%
Brown-Forman Corp., Class B	1,195,801	58,307,257
Coca-Cola Co. (The)	1,308,818	54,918,003
PepsiCo, Inc.	523,727	57,808,986
		171,034,246
Biotechnology - 1.9%
AbbVie, Inc.	905,240	55,980,042

Capital Markets - 5.9%
Franklin Resources, Inc.	1,332,348	57,344,258
S&P Global, Inc.	469,034	60,725,832
T Rowe Price Group, Inc.	742,679	52,886,171
		170,956,261
Chemicals - 7.7%
Air Products & Chemicals, Inc.	372,728	52,357,102
Ecolab, Inc.	450,797	55,885,304
PPG Industries, Inc.	538,698	55,178,836
Sherwin-Williams Co. (The)	195,318	60,263,416
		223,684,658
Commercial Services & Supplies - 1.9%
Cintas Corp.	474,759	56,026,310

Distributors - 1.9%
Genuine Parts Co.	565,822	54,154,824

Diversified Telecommunication Services - 1.9%
AT&T, Inc.	1,325,906	55,409,612

Electrical Equipment - 1.9%
Emerson Electric Co.	927,753	55,757,955

Equity Real Estate Investment Trusts (REITs) - 1.9%
Federal Realty Investment Trust	389,043	54,750,021

Food & Staples Retailing - 5.9%
Sysco Corp.	1,024,653	54,019,706
Walgreens Boots Alliance, Inc.	675,113	58,316,261
Wal-Mart Stores, Inc.	813,642	57,711,627
		170,047,594
Food Products - 5.8%
Archer-Daniels-Midland Co.	1,227,932	57,675,966
Hormel Foods Corp.	1,500,806	52,903,412
McCormick & Co., Inc. (Non-Voting)	583,088	57,387,521
		167,966,899
Health Care Equipment & Supplies - 8.3%
Abbott Laboratories	1,360,443	61,328,770
Becton Dickinson and Co.	321,903	58,924,344
CR Bard, Inc.	237,287	58,192,264
Medtronic plc	742,780	60,098,330
		238,543,708
Health Care Providers & Services - 2.1%
Cardinal Health, Inc.	734,621	59,776,111

Hotels, Restaurants & Leisure - 2.0%
McDonald’s Corp.	453,031	57,829,407

Household Durables - 1.9%
Leggett & Platt, Inc.	1,131,644	55,654,252

Household Products - 8.2%
Clorox Co. (The)	450,908	61,688,724
Colgate-Palmolive Co.	803,391	58,631,475
Kimberly-Clark Corp.	450,279	59,684,481
Procter & Gamble Co. (The)	624,169	56,843,071
		236,847,751
Industrial Conglomerates - 2.0%
3M Co.	311,641	58,074,300

Insurance - 4.0%
Aflac, Inc.	785,440	56,826,584
Cincinnati Financial Corp.	782,415	57,084,998
		113,911,582
IT Services - 1.9%
Automatic Data Processing, Inc.	531,184	54,510,102

Machinery - 7.7%
Dover Corp.	681,151	54,560,195
Illinois Tool Works, Inc.	431,603	56,975,912
Pentair plc	910,501	52,863,688
Stanley Black & Decker, Inc.	447,049	56,842,281
		221,242,076
Metals & Mining - 2.0%
Nucor Corp.	900,188	56,324,763

Multiline Retail - 1.7%
Target Corp.	851,412	50,037,483

Multi-Utilities - 2.0%
Consolidated Edison, Inc.	753,393	58,041,397

Oil, Gas & Consumable Fuels - 3.7%
Chevron Corp.	471,251	53,015,738
Exxon Mobil Corp.	644,488	52,409,764
		105,425,502
Pharmaceuticals - 2.1%
Johnson & Johnson	490,689	59,967,103

Specialty Retail - 1.9%
Lowe’s Cos., Inc.	741,074	55,113,673

Textiles, Apparel & Luxury Goods - 1.9%
VF Corp.	1,040,992	54,600,030

Trading Companies & Distributors - 1.9%
WW Grainger, Inc.	220,159	54,590,626

TOTAL COMMON STOCKS (Cost $2,653,162,232)		2,884,983,604

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.0%(a)

REPURCHASE AGREEMENT(b) - 0.0%(a)
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $1,318,974 (Cost $1,318,956)	1,318,956	1,318,956

Total Investments - 99.9% (Cost $2,654,481,188)		2,886,302,560
Other Assets Less Liabilities - 0.1%		3,949,793
Net assets - 100.0%		2,890,252,353

See accompanying notes to schedules of portfolio investments.

(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$264,599,711
Aggregate gross unrealized depreciation	(34,702,302)
Net unrealized appreciation	$229,897,409
Federal income tax cost of investments	$2,656,405,151

See accompanying notes to schedules of portfolio investments.

S&P MidCap 400 Dividend Aristocrats ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 10.9%
Bank of the Ozarks, Inc.	161,653	8,847,269
Commerce Bancshares, Inc.	158,149	9,333,954
Cullen/Frost Bankers, Inc.	97,524	9,018,044
Prosperity Bancshares, Inc.	120,140	8,955,236
UMB Financial Corp.	116,416	9,175,909
		45,330,412
Building Products - 2.2%
AO Smith Corp.	180,234	9,076,584

Capital Markets - 6.6%
Eaton Vance Corp.	203,173	9,473,957
FactSet Research Systems, Inc.	51,221	9,112,216
SEI Investments Co.	173,367	8,729,028
		27,315,201
Chemicals - 4.4%
RPM International, Inc.	167,830	8,943,661
Valspar Corp. (The)	81,739	9,091,011
		18,034,672
Commercial Services & Supplies - 2.3%
MSA Safety, Inc.	129,403	9,349,367

Containers & Packaging - 6.3%
AptarGroup, Inc.	120,042	8,944,329
Bemis Co., Inc.	172,352	8,543,489
Sonoco Products Co.	161,742	8,624,084
		26,111,902
Equity Real Estate Investment Trusts (REITs) - 4.2%
National Retail Properties, Inc.	195,826	8,859,168
Tanger Factory Outlet Centers, Inc.	254,185	8,609,246
		17,468,414
Food & Staples Retailing - 2.1%
Casey’s General Stores, Inc.	76,664	8,784,161

Food Products - 4.2%
Lancaster Colony Corp.	63,355	8,350,189
Tootsie Roll Industries, Inc.	228,405	8,942,056
		17,292,245
Gas Utilities - 11.2%
Atmos Energy Corp.	117,485	9,197,901
National Fuel Gas Co.	153,261	9,241,638
New Jersey Resources Corp.	240,869	9,490,238
UGI Corp.	190,625	9,193,844
WGL Holdings, Inc.	111,802	9,334,349
		46,457,970
Health Care Equipment & Supplies - 2.1%
West Pharmaceutical Services, Inc.	104,720	8,636,258

Health Care Providers & Services - 2.1%
Owens & Minor, Inc.	242,324	8,743,050

Industrial Conglomerates - 2.0%
Carlisle Cos., Inc.	81,505	8,419,467

Insurance - 11.0%
Brown & Brown, Inc.	204,065	8,795,202
Mercury General Corp.	143,240	8,398,161
Old Republic International Corp.	452,478	9,370,819
RenaissanceRe Holdings Ltd.	64,531	9,527,357
WR Berkley Corp.	131,113	9,311,645
		45,403,184
Leisure Products - 2.1%
Polaris Industries, Inc.	102,162	8,705,224

Machinery - 8.7%
Donaldson Co., Inc.	206,887	8,885,797
Graco, Inc.	99,829	9,060,480
Lincoln Electric Holdings, Inc.	106,040	8,929,628
Nordson Corp.	77,614	9,316,785
		36,192,690
Media - 4.5%
John Wiley & Sons, Inc., Class A	163,479	8,533,604
Meredith Corp.	159,780	10,018,206
		18,551,810
Multi-Utilities - 6.4%
Black Hills Corp.	142,684	9,257,338
MDU Resources Group, Inc.	306,842	8,318,486
Vectren Corp.	161,771	9,115,796
		26,691,620
Software - 2.3%
CDK Global, Inc.	143,147	9,509,255

Water Utilities - 2.3%
Aqua America, Inc.	298,541	9,475,691

Wireless Telecommunication Services - 1.9%
Telephone & Data Systems, Inc.	297,836	8,050,507

TOTAL COMMON STOCKS (Cost $383,929,323)		413,599,684

	Principal Amount ($)

SHORT-TERM INVESTMENT - 2.1%

REPURCHASE AGREEMENT(a) - 2.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $8,903,755 (Cost $8,903,633)	8,903,633	8,903,633

Total Investments - 101.9% (Cost $392,832,956)		422,503,317
Liabilities Less Other Assets - (1.9%)		(7,984,083)
Net assets - 100.0%		414,519,234

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$31,972,632
Aggregate gross unrealized depreciation	(2,547,455)
Net unrealized appreciation	$29,425,177
Federal income tax cost of investments	$393,078,140

See accompanying notes to schedules of portfolio investments.

Russell 2000 Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Banks - 10.2%
BancFirst Corp.	79,437	7,574,318
Community Bank System, Inc.	116,211	6,904,096
Prosperity Bancshares, Inc.	98,470	7,339,954
Southside Bancshares, Inc.	175,756	6,191,884
UMB Financial Corp.	84,932	6,694,340
United Bankshares, Inc.	144,022	6,444,984
		41,149,576
Chemicals - 6.7%
Hawkins, Inc.	135,075	6,679,459
HB Fuller Co.	143,135	7,072,300
Sensient Technologies Corp.	86,702	6,930,958
Stepan Co.	81,928	6,194,576
		26,877,293
Commercial Services & Supplies - 11.9%
ABM Industries, Inc.	152,425	6,217,416
Brady Corp., Class A	187,229	7,161,509
G&K Services, Inc., Class A	70,014	6,616,323
Healthcare Services Group, Inc.	173,628	7,184,727
Matthews International Corp., Class A	91,954	6,055,171
McGrath RentCorp	181,286	6,821,792
MSA Safety, Inc.	105,845	7,647,301
		47,704,239
Diversified Telecommunication Services - 1.5%
ATN International, Inc.	90,376	6,180,815

Electric Utilities - 3.7%
ALLETE, Inc.	108,381	7,284,287
Portland General Electric Co.	164,036	7,435,752
		14,720,039
Electronic Equipment, Instruments & Components - 1.7%
Badger Meter, Inc.	183,908	6,731,033

Equity Real Estate Investment Trusts (REITs) - 5.2%
National Health Investors, Inc.	94,613	7,164,096
Universal Health Realty Income Trust	108,836	6,985,094
Urstadt Biddle Properties, Inc., Class A	298,109	6,641,869
		20,791,059
Food & Staples Retailing - 1.6%
Andersons, Inc. (The)	166,631	6,590,256

Food Products - 6.9%
Calavo Growers, Inc.	120,040	6,770,256
J&J Snack Foods Corp.	55,380	7,409,844
Lancaster Colony Corp.	50,274	6,626,113
Tootsie Roll Industries, Inc.	177,141	6,935,070
		27,741,283
Gas Utilities - 10.9%
Chesapeake Utilities Corp.	104,906	7,233,269
New Jersey Resources Corp.	196,508	7,742,415
Northwest Natural Gas Co.	117,528	7,063,433
South Jersey Industries, Inc.	204,621	7,165,827
Spire, Inc.	105,481	6,951,198
WGL Holdings, Inc.	92,994	7,764,069
		43,920,211
Health Care Equipment & Supplies - 1.7%
Atrion Corp.	13,680	6,676,524

Health Care Providers & Services - 3.5%
National HealthCare Corp.	96,193	7,177,922
Owens & Minor, Inc.	197,256	7,116,996
		14,294,918
Hotels, Restaurants & Leisure - 1.7%
International Speedway Corp., Class A	183,159	6,795,199

Insurance - 5.5%
American Equity Investment Life Holding Co.	312,482	8,408,890
Infinity Property & Casualty Corp.	78,284	7,378,267
RLI Corp.	111,446	6,514,019
		22,301,176
IT Services - 1.6%
Cass Information Systems, Inc.	97,220	6,335,827

Machinery - 3.2%
Franklin Electric Co., Inc.	157,115	6,583,119
Lindsay Corp.	78,030	6,247,862
		12,830,981
Media - 1.9%
Meredith Corp.	121,665	7,628,396

Multi-Utilities - 5.3%
Avista Corp.	165,975	6,617,423
Black Hills Corp.	114,708	7,442,255
NorthWestern Corp.	123,470	7,222,995
		21,282,673
Specialty Retail - 1.5%
Aaron’s, Inc.	225,728	6,157,860

Tobacco - 3.8%
Universal Corp.	119,933	8,119,464
Vector Group Ltd.	324,050	7,381,859
		15,501,323
Trading Companies & Distributors - 1.7%
GATX Corp.	116,775	6,782,292

Water Utilities - 8.1%
California Water Service Group	193,685	7,117,924
Connecticut Water Service, Inc.	121,292	6,919,709
Middlesex Water Co.	159,193	5,993,616
SJW Group	122,372	5,938,713
York Water Co. (The)	182,415	6,566,940
		32,536,902

TOTAL COMMON STOCKS (Cost $374,879,234)		401,529,875

	Principal Amount ($)

SHORT-TERM INVESTMENT - 1.7%

REPURCHASE AGREEMENT(a) - 1.7%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $6,996,861 (Cost $6,996,765)	6,996,765	6,996,765

Total Investments - 101.5% (Cost $381,875,999)		408,526,640
Liabilities Less Other Assets - (1.5%)		(6,206,391)
Net assets - 100.0%		402,320,249

See accompanying notes to schedules of portfolio investments.

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,884,562
Aggregate gross unrealized depreciation	(2,308,413)
Net unrealized appreciation	$26,576,149
Federal income tax cost of investments	$381,950,491

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 3.5%
BAE Systems plc	97,635	765,431
Cobham plc	513,713	765,839
		1,531,270
Beverages - 1.7%
Diageo plc	26,107	736,818

Biotechnology - 1.7%
Shire plc	12,371	747,248

Capital Markets - 1.8%
Aberdeen Asset Management plc	223,786	769,995

Chemicals - 5.1%
Croda International plc	17,428	760,794
Fuchs Petrolub SE (Preference)	15,833	735,384
Novozymes A/S, Class B	18,512	714,280
		2,210,458
Commercial Services & Supplies - 1.8%
Babcock International Group plc	65,579	773,630

Diversified Financial Services - 3.4%
Groupe Bruxelles Lambert SA	8,629	733,626
Mitsubishi UFJ Lease & Finance Co. Ltd.	137,722	764,404
		1,498,030
Diversified Telecommunication Services - 1.8%
Inmarsat plc	90,581	801,996

Electric Utilities - 5.1%
Cheung Kong Infrastructure Holdings Ltd.	90,451	745,170
Red Electrica Corp. SA	40,019	724,825
SSE plc	38,487	738,034
		2,208,029
Equity Real Estate Investment Trusts (REITs) - 3.5%
CapitaLand Commercial Trust	680,410	758,957
Link REIT	107,757	743,372
		1,502,329
Food & Staples Retailing - 3.4%
FamilyMart UNY Holdings Co. Ltd.	11,624	712,702
Sundrug Co. Ltd.	11,278	744,911
		1,457,613
Food Products - 8.7%
Associated British Foods plc	22,945	747,797
Chocoladefabriken Lindt & Spruengli AG, Class PC	139	790,459
Chocoladefabriken Lindt & Spruengli AG (Registered)	11	715,008
Kerry Group plc, Class A	10,063	775,238
Nestle SA (Registered)	10,154	752,843
		3,781,345
Gas Utilities - 1.7%
APA Group	111,252	723,635

Health Care Equipment & Supplies - 5.1%
Coloplast A/S, Class B	10,352	732,114
Essilor International SA	6,360	730,892
Sysmex Corp.	12,761	740,214
		2,203,220
Health Care Providers & Services - 6.9%
Fresenius Medical Care AG & Co. KGaA	9,007	751,789
Miraca Holdings, Inc.	16,237	780,757
Ramsay Health Care Ltd.	13,320	714,623
Ryman Healthcare Ltd.	116,832	749,504
		2,996,673
Hotels, Restaurants & Leisure - 3.5%
Compass Group plc	40,693	758,563
Paddy Power Betfair plc	7,001	769,220
		1,527,783
Household Durables - 1.7%
SEB SA	5,592	738,895

Insurance - 3.4%
Prudential plc	36,160	723,335
Standard Life plc	160,291	735,431
		1,458,766
Media - 5.0%
SES SA, FDR	35,266	721,930
Sky plc	59,041	732,869
WPP plc	31,176	735,949
		2,190,748
Multiline Retail - 3.4%
Don Quijote Holdings Co. Ltd.	21,076	749,720
Next plc	15,297	728,492
		1,478,212
Oil, Gas & Consumable Fuels - 3.4%
Enagas SA	29,470	726,347
Statoil ASA	41,253	732,523
		1,458,870
Personal Products - 1.7%
L’Oreal SA	4,017	749,329

Pharmaceuticals - 8.6%
Galenica AG (Registered)	665	782,236
Novartis AG (Registered)*	9,654	755,778
Novo Nordisk A/S, Class B	20,826	741,935
Roche Holding AG	3,030	740,367
Sanofi	8,457	730,865
		3,751,181
Professional Services - 5.3%
Capita plc	114,192	800,736
Intertek Group plc	16,739	734,675
Wolters Kluwer NV	18,550	762,135
		2,297,546
Specialty Retail - 1.7%
Shimamura Co. Ltd.	5,780	751,139

Tobacco - 1.7%
British American Tobacco plc	11,840	748,472

Trading Companies & Distributors - 3.4%
Ashtead Group plc	34,418	709,261
Bunzl plc	27,508	771,908
		1,481,169
Transportation Infrastructure - 1.7%
Abertis Infraestructuras SA	49,880	733,554

TOTAL COMMON STOCKS (Cost $44,473,988)		43,307,953

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(a) - 0.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $104,143 (Cost $104,143)	104,143	104,143

Total Investments - 99.9% (Cost $44,578,131)		43,412,096
Other Assets Less Liabilities - 0.1%		41,212
Net assets - 100.0%		43,453,308

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,366,354
Aggregate gross unrealized depreciation	(2,571,138)
Net unrealized depreciation	$(1,204,784)
Federal income tax cost of investments	$44,616,880

See accompanying notes to schedules of portfolio investments.

MSCI EAFE Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2017:

United Kingdom	36.3%
Japan	12.1%
Switzerland	10.4%
France	8.5%
Denmark	5.0%
Spain	5.0%
Ireland	3.6%
Germany	3.4%
Australia	3.3%
Netherlands	1.8%
Singapore	1.8%
New Zealand	1.7%
Hong Kong	1.7%
China	1.7%
Belgium	1.7%
Norway	1.7%
Other (1)	0.3%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Europe Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.8%

Aerospace & Defense - 4.6%
BAE Systems plc	15,701	123,092
Cobham plc	82,647	123,209
		246,301
Beverages - 2.2%
Diageo plc	4,200	118,537

Biotechnology - 2.2%
Shire plc	1,990	120,202

Capital Markets - 2.3%
Aberdeen Asset Management plc	36,003	123,878

Chemicals - 6.6%
Croda International plc	2,804	122,404
Fuchs Petrolub SE (Preference)	2,547	118,299
Novozymes A/S, Class B	2,978	114,905
		355,608
Commercial Services & Supplies - 2.3%
Babcock International Group plc	10,551	124,469

Diversified Financial Services - 2.2%
Groupe Bruxelles Lambert SA	1,383	117,581

Diversified Telecommunication Services - 2.4%
Inmarsat plc	14,573	129,028

Electric Utilities - 4.3%
Red Electrica Corp. SA	6,437	116,587
SSE plc	6,192	118,739
		235,326
Food Products - 11.3%
Associated British Foods plc	3,689	120,228
Chocoladefabriken Lindt & Spruengli AG, Class PC	20	113,735
Chocoladefabriken Lindt & Spruengli AG (Registered)	2	130,001
Kerry Group plc, Class A	1,618	124,648
Nestle SA (Registered)	1,634	121,149
		609,761
Health Care Equipment & Supplies - 4.3%
Coloplast A/S, Class B	1,665	117,752
Essilor International SA	1,023	117,563
		235,315
Health Care Providers & Services - 2.2%
Fresenius Medical Care AG & Co. KGaA	1,448	120,861

Hotels, Restaurants & Leisure - 4.5%
Compass Group plc	6,547	122,043
Paddy Power Betfair plc	1,125	123,607
		245,650
Household Durables - 2.2%
SEB SA	898	118,657

Insurance - 4.3%
Prudential plc	5,818	116,382
Standard Life plc	25,788	118,318
		234,700
Media - 6.5%
SES SA, FDR	5,674	116,152
Sky plc	9,499	117,910
WPP plc	5,016	118,409
		352,471
Multiline Retail - 2.2%
Next plc	2,461	117,201

Oil, Gas & Consumable Fuels - 4.3%
Enagas SA	4,741	116,852
Statoil ASA	6,637	117,852
		234,704
Personal Products - 2.2%
L’Oreal SA	646	120,504

Pharmaceuticals - 11.1%
Galenica AG (Registered)	107	125,864
Novartis AG (Registered)*	1,553	121,579
Novo Nordisk A/S, Class B	3,350	119,345
Roche Holding AG	487	118,996
Sanofi	1,361	117,619
		603,403
Professional Services - 6.8%
Capita plc	18,371	128,821
Intertek Group plc	2,693	118,196
Wolters Kluwer NV	2,984	122,599
		369,616
Tobacco - 2.2%
British American Tobacco plc	1,905	120,426

Trading Companies & Distributors - 4.4%
Ashtead Group plc	5,537	114,102
Bunzl plc	4,426	124,199
		238,301
Transportation Infrastructure - 2.2%
Abertis Infraestructuras SA	8,025	118,019

TOTAL COMMON STOCKS (Cost $5,881,891)		5,410,519

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.4%

REPURCHASE AGREEMENT(a) - 0.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $21,809 (Cost $21,809)	21,809	21,809
Total Investments - 100.2% (Cost $5,903,700)		5,432,328
Liabilities Less Other Assets - (0.2%)		(11,542)
Net assets - 100.0%		5,420,786

*	Non-income producing security.
(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations
FDR	Fiduciary Depositary Receipt
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,073
Aggregate gross unrealized depreciation	(577,805)
Net unrealized depreciation	$(482,732)
Federal income tax cost of investments	$5,915,060

MSCI Europe Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2017:

United Kingdom	46.8%
Switzerland	13.5%
France	10.9%
Denmark	6.5%
Spain	6.5%
Ireland	4.6%
Germany	4.4%
Netherlands	2.2%
Norway	2.2%
Belgium	2.2%
Other (1)	0.2%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.3%

Auto Components - 1.5%
Hyundai Mobis Co. Ltd.	579	130,573

Automobiles - 6.2%
Hyundai Motor Co.	982	129,834
Hyundai Motor Co. (2nd Preference)	1,464	132,061
Hyundai Motor Co. (Preference)	1,520	131,601
Kia Motors Corp.	3,932	133,008
		526,504
Banks - 10.6%
Axis Bank Ltd.	17,609	133,719
Bancolombia SA, ADR	3,379	126,206
Bank Central Asia Tbk. PT	111,308	128,952
Bank Rakyat Indonesia Persero Tbk. PT	143,773	128,831
Capitec Bank Holdings Ltd.	2,324	128,447
E.Sun Financial Holding Co. Ltd.	206,243	125,195
Grupo Financiero Inbursa SAB de CV, Class O	91,235	130,235
		901,585
Chemicals - 1.6%
Asian Paints Ltd.	8,954	137,453

Commercial Services & Supplies - 1.5%
China Everbright International Ltd.	100,113	129,737

Construction & Engineering - 3.0%
China State Construction International Holdings Ltd.	76,378	124,953
Larsen & Toubro Ltd., GDR	5,926	129,483
		254,436
Construction Materials - 1.5%
Grupo Argos SA	18,954	127,896

Consumer Finance - 3.0%
Bajaj Finance Ltd.	7,935	131,800
Gentera SAB de CV	93,403	123,056
		254,856
Diversified Financial Services - 5.9%
FirstRand Ltd.	31,971	121,182
Grupo de Inversiones Suramericana SA	9,694	121,092
Power Finance Corp. Ltd.	66,063	134,663
RMB Holdings Ltd.	25,250	122,059
		498,996
Electronic Equipment, Instruments & Components - 1.5%
Sunny Optical Technology Group Co. Ltd.	19,292	124,133

Equity Real Estate Investment Trusts (REITs) - 1.5%
Resilient REIT Ltd.	13,641	124,789

Food & Staples Retailing - 6.1%
BIM Birlesik Magazalar A/S	8,877	127,821
Dongsuh Cos., Inc.	5,708	128,723
Shoprite Holdings Ltd.	9,498	137,031
SPAR Group Ltd. (The)	9,246	125,818
		519,393
Gas Utilities - 3.1%
China Gas Holdings Ltd.	89,266	132,469
China Resources Gas Group Ltd.	42,056	128,396
		260,865
Health Care Providers & Services - 3.0%
Bangkok Dusit Medical Services PCL, Class F	216,847	124,869
Sinopharm Group Co. Ltd., Class H	27,613	127,698
		252,567
Hotels, Restaurants & Leisure - 1.5%
Jollibee Foods Corp.	31,419	126,264

Household Products - 1.5%
Unilever Indonesia Tbk. PT	40,499	128,078

Independent Power and Renewable Electricity Producers - 1.5%
China Power International Development Ltd.	330,837	128,279

Industrial Conglomerates - 2.9%
Alfa SAB de CV, Class A	103,095	131,822
Bidvest Group Ltd. (The)	10,052	118,793
		250,615
Insurance - 4.4%
Discovery Ltd.	13,663	128,115
MMI Holdings Ltd.	64,359	120,696
Sanlam Ltd.	24,423	126,179
		374,990
Internet Software & Services - 1.5%
Tencent Holdings Ltd.	4,741	126,420

IT Services - 3.1%
Infosys Ltd., ADR	8,538	129,265
Tata Consultancy Services Ltd.	3,548	131,152
		260,417
Machinery - 1.5%
Eicher Motors Ltd.	343	124,052

Oil, Gas & Consumable Fuels - 7.4%
Lukoil PJSC	2,310	122,192
Qatar Gas Transport Co. Ltd.	19,259	124,557
Reliance Industries Ltd.	8,095	150,213
Rosneft Oil Co. PJSC	20,205	114,670
Ultrapar Participacoes SA, ADR	5,720	118,690
		630,322
Paper & Forest Products - 1.5%
Mondi Ltd.	5,558	127,337

Personal Products - 3.2%
AMOREPACIFIC Group	1,202	138,192
Hengan International Group Co. Ltd.	16,134	137,794
		275,986
Real Estate Management & Development - 6.0%
Ayala Land, Inc.	177,813	124,998
China Overseas Land & Investment Ltd.	41,355	127,322
China Vanke Co. Ltd., Class H	51,230	128,687
Shanghai Lujiazui Finance & Trade Zone Development Co. Ltd., Class B	88,420	130,420
		511,427
Semiconductors & Semiconductor Equipment - 1.5%
Vanguard International Semiconductor Corp.	64,942	128,305

Specialty Retail - 3.0%
Mr Price Group Ltd.	9,710	125,840
Truworths International Ltd.	19,920	132,390
		258,230
Technology Hardware, Storage & Peripherals - 2.8%
Foxconn Technology Co. Ltd.	44,954	134,174
Micro-Star International Co. Ltd.	43,302	100,209
		234,383
Textiles, Apparel & Luxury Goods - 1.4%
Eclat Textile Co. Ltd.	11,954	120,227

Thrifts & Mortgage Finance - 3.1%
Housing Development Finance Corp. Ltd.	6,232	127,972

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
LIC Housing Finance Ltd.	15,814	132,924
		260,896
Tobacco - 1.5%
ITC Ltd.	32,567	127,986

TOTAL COMMON STOCKS (Cost $7,758,021)		8,437,997

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(a) - 0.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $22,510 (Cost $22,510)	22,510	22,510

Total Investments - 99.6% (Cost $7,780,531)		8,460,507
Other Assets Less Liabilities - 0.4%		36,738
Net assets - 100.0%		8,497,245

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
PJSC	Public Joint Stock Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$885,352
Aggregate gross unrealized depreciation	(231,382)
Net unrealized appreciation	$653,970
Federal income tax cost of investments	$7,806,537

See accompanying notes to schedules of portfolio investments.

MSCI Emerging Markets Dividend Growers ETF invested, as a percentage of net assets, in the following countries as of February 28, 2017:

South Africa	19.3%
India	18.7%
China	18.2%
South Korea	10.9%
Taiwan	7.1%
Indonesia	4.5%
Mexico	4.5%
Colombia	4.4%
Philippines	3.0%
Russia	2.8%
Turkey	1.5%
Thailand	1.5%
Qatar	1.5%
Brazil	1.4%
Other (1)	0.7%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Morningstar Alternatives Solution ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUNDS - 100.0%

ProShares DJ Brookfield Global Infrastructure ETF(a)	40,365	1,656,580
ProShares Global Listed Private Equity ETF(a)	64,247	2,546,751
ProShares Hedge Replication ETF*(a)	67,223	2,927,898
ProShares Inflation Expectations ETF(a)	88,018	2,579,807
ProShares Managed Futures Strategy ETF*(a)	59,506	2,421,597
ProShares Merger ETF(a)	31,931	1,128,920
ProShares RAFI Long/Short(a)	57,508	2,259,777
TOTAL EXCHANGE TRADED FUNDS (Cost $15,436,414)		15,521,330

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(b) - 0.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $36,119 (Cost $36,119)	36,119	36,119

Total Investments - 100.2% (Cost $15,472,533)		15,557,449
Liabilities Less Other Assets - (0.2%)		(30,620)
Net assets - 100.0%		15,526,829

*	Non-income producing security.
(a)	Affiliated company as defined under the Investment Company Act of 1940.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$138,294
Aggregate gross unrealized depreciation	(62,816)
Net unrealized appreciation	$75,478
Federal income tax cost of investments	$15,481,971

See accompanying notes to schedules of portfolio investments.

Investment in a company which was affiliated for the period ending February 28, 2017, was as follows:

Security	Value May 31, 2016	Purchases at Cost	Sales at Cost	Value February 28, 2017	Dividend Income	Net Realized Gain/(Loss)
ProShares DJ Brookfield Global Infrastructure ETF	$1,276,631	$2,735,966	$2,371,183	$1,656,580	$66,052	$(24,598)
ProShares Global Listed Private Equity ETF	2,826,080	1,510,379	1,866,745	2,546,751	116,093	(51,636)
ProShares Hedge Replication ETF	3,388,416	949,645	1,522,481	2,927,898	—	20,489
ProShares Inflation Expectations ETF	475,818	2,561,705	537,155	2,579,807	9,261	7,856
ProShares Managed Futures Strategy ETF	4,383,853	913,437	2,960,620	2,421,597	—	48,373
ProShares Merger ETF	5,275,804	439,142	4,447,694	1,128,920	18,582	(102,433)
ProShares RAFI Long/Short	4,198,051	999,917	2,939,093	2,259,777	32,741	(53,552)
	$21,824,653	$10,110,191	$16,644,971	$15,521,330	$242,729	$(155,501)

Further information about each affiliated Underlying Fund may be found herein.

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 83.3%

Construction & Engineering - 1.3%
Ferrovial SA	26,583	504,241

Diversified Telecommunication Services - 0.5%
Cellnex Telecom SA(a)	7,461	112,358
Ei Towers SpA	825	42,450
Infrastrutture Wireless Italiane SpA(a)	11,761	53,078
		207,886
Electric Utilities - 11.6%
AusNet Services	82,944	103,021
Edison International	11,736	935,829
Elia System Operator SA/NV	1,443	73,997
Eversource Energy	11,426	670,249
Fortis, Inc.	19,966	633,314
Hydro One Ltd.(a)	8,379	148,881
PG&E Corp.	18,218	1,216,052
Red Electrica Corp. SA	21,614	390,294
Spark Infrastructure Group	84,578	150,443
Terna Rete Elettrica Nazionale SpA	70,429	326,206
		4,648,286
Equity Real Estate Investment Trusts (REITs) - 8.8%
American Tower Corp.	15,337	1,760,534
Crown Castle International Corp.	12,991	1,215,048
InfraREIT, Inc.*	1,301	21,662
SBA Communications Corp., Class A*	4,471	517,608
		3,514,852
Gas Utilities - 6.7%
APA Group	44,319	287,465
Atmos Energy Corp.	3,006	235,340
China Gas Holdings Ltd.	92,859	137,801
China Resources Gas Group Ltd.	32,913	100,483
ENN Energy Holdings Ltd.	30,486	147,268
Hong Kong & China Gas Co. Ltd.	293,347	564,558
Italgas SpA*	19,552	77,758
New Jersey Resources Corp.	2,486	97,948
Northwest Natural Gas Co.	820	49,282
ONE Gas, Inc.	1,508	98,849
Southwest Gas Holdings, Inc.	1,372	117,347
Spire, Inc.	1,321	87,054
Toho Gas Co. Ltd.	20,599	148,151
Tokyo Gas Co. Ltd.	80,598	365,738
Towngas China Co. Ltd.*	41,287	22,657
WGL Holdings, Inc.	1,480	123,565
		2,661,264
Industrial Conglomerates - 0.2%
Beijing Enterprises Holdings Ltd.	19,299	100,934

Media - 1.4%
Eutelsat Communications SA	8,662	170,270
SES SA, FDR	19,149	390,819
		561,089
Multi-Utilities - 12.7%
ACEA SpA	2,190	27,841
CenterPoint Energy, Inc.	15,514	423,843
Consolidated Edison, Inc.	10,978	845,745
DUET Group	122,344	257,953
National Grid plc	196,710	2,385,956
NiSource, Inc.	9,327	223,009
NorthWestern Corp.	1,754	102,609
Sempra Energy	7,174	791,220
Unitil Corp.	510	22,746
		5,080,922
Oil, Gas & Consumable Fuels - 22.6%
Cheniere Energy, Inc.*	6,790	326,260
Enagas SA	9,022	221,696
Enbridge Energy Management LLC*	2,135	37,149
Enbridge Income Fund Holdings, Inc.	3,981	102,357
Enbridge, Inc.	57,139	2,404,808
EnLink Midstream LLC	1,706	32,755
Inter Pipeline Ltd.	14,300	299,846
Keyera Corp.	7,429	218,753
Kinder Morgan, Inc.	55,088	1,173,925
Koninklijke Vopak NV	2,676	113,157
ONEOK, Inc.	6,040	326,462
Pembina Pipeline Corp.	15,703	507,433
Plains GP Holdings LP, Class A	2,738	89,998
SemGroup Corp., Class A	1,528	53,709
Snam SpA	96,065	382,660
Tallgrass Energy GP LP	1,679	47,700
Targa Resources Corp.	5,534	312,671
TransCanada Corp.	34,349	1,579,092
Veresen, Inc.	12,510	127,342
Williams Cos., Inc. (The)	23,300	660,322
		9,018,095
Transportation Infrastructure - 12.0%
Abertis Infraestructuras SA	29,177	427,796
Aena SA(a)	3,669	524,737
Aeroports de Paris	1,643	186,244
Atlantia SpA	23,483	549,801
Auckland International Airport Ltd.	46,709	246,951
Beijing Capital International Airport Co. Ltd., Class H	69,976	74,998
China Merchants Port Holdings Co. Ltd.	35,905	100,136
Flughafen Zuerich AG (Registered)	942	190,210
Fraport AG Frankfurt Airport Services Worldwide	1,807	113,156
Groupe Eurotunnel SE (Registered)	27,656	257,829
Grupo Aeroportuario del Centro Norte SAB de CV, ADR	1,762	67,626
Grupo Aeroportuario del Pacifico SAB de CV, ADR	1,872	161,834
Grupo Aeroportuario del Sureste SAB de CV, ADR	1,017	161,011
Hopewell Highway Infrastructure Ltd.	51,137	26,942
Hutchison Port Holdings Trust, Class U	256,126	97,328
Japan Airport Terminal Co. Ltd.	3,442	120,253
Jiangsu Expressway Co. Ltd., Class H	59,869	78,973
Macquarie Atlas Roads Group	22,060	82,876
Shenzhen Expressway Co. Ltd., Class H	34,190	31,579
Societa Iniziative Autostradali e Servizi SpA	3,323	29,114
Sydney Airport	55,107	256,038
Transurban Group	101,640	859,539
Westshore Terminals Investment Corp.	2,729	55,476
Zhejiang Expressway Co. Ltd., Class H	70,247	78,998
		4,779,445
Water Utilities - 5.5%
American States Water Co.	1,318	58,941
American Water Works Co., Inc.	6,414	500,292
Aqua America, Inc.	6,434	204,215
Beijing Enterprises Water Group Ltd.	245,850	175,768
California Water Service Group	1,727	63,467
Cia de Saneamento Basico do Estado de Sao Paulo, ADR	17,184	181,978
Pennon Group plc	20,688	222,437
Severn Trent plc	11,983	347,640
SJW Group	596	28,924
United Utilities Group plc	34,048	413,401
		2,197,063
TOTAL COMMON STOCKS (Cost $32,364,206)		33,274,077

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)

MASTER LIMITED PARTNERSHIPS - 15.4%

Electric Utilities - 0.4%
Brookfield Infrastructure Partners LP	5,089	183,611

Oil, Gas & Consumable Fuels - 15.0%
Antero Midstream Partners LP	1,962	67,297
Boardwalk Pipeline Partners LP	3,615	65,431
Buckeye Partners LP	4,051	279,195
Cheniere Energy Partners LP	1,279	41,900
Cone Midstream Partners LP	626	14,504
Crestwood Equity Partners LP	1,367	35,405
DCP Midstream LP	2,684	105,213
Dominion Midstream Partners LP	1,043	32,281
Enbridge Energy Partners LP	6,211	112,419
Energy Transfer Equity LP	23,731	447,092
Energy Transfer Partners LP	15,572	588,777
EnLink Midstream Partners LP	4,225	79,092
Enterprise Products Partners LP	40,452	1,133,869
EQT GP Holdings LP	824	22,528
EQT Midstream Partners LP	1,708	134,625
Genesis Energy LP	2,863	96,884
Holly Energy Partners LP	1,130	40,590
Magellan Midstream Partners LP	6,537	506,683
MPLX LP	7,554	281,084
NuStar Energy LP	1,882	98,316
NuStar GP Holdings LLC	973	28,120
ONEOK Partners LP	4,918	257,605
Phillips 66 Partners LP	1,291	71,818
Plains All American Pipeline LP	11,843	379,923
Rice Midstream Partners LP	2,099	51,656
Spectra Energy Partners LP	1,804	80,693
Summit Midstream Partners LP	1,241	29,598
Sunoco Logistics Partners LP	7,281	184,428
TC PipeLines LP	1,413	86,278
Tesoro Logistics LP	1,926	108,453
TransMontaigne Partners LP	375	16,601
Valero Energy Partners LP	683	33,440
Western Gas Equity Partners LP	1,139	52,223
Western Gas Partners LP	1,887	117,315
Williams Partners LP	7,253	292,296
		5,973,632
TOTAL MASTER LIMITED PARTNERSHIPS (Cost $6,166,817)		6,157,243

CLOSED END FUNDS - 0.6%

Capital Markets - 0.6%
3i Infrastructure plc	37,064	89,498
HICL Infrastructure Co. Ltd.	73,298	150,253
TOTAL CLOSED END FUNDS (Cost $255,980)		239,751

No. of Rights

RIGHT - 0.0%(b)

Capital Markets - 0.0%(b)
HICL Infrastructure Co. Ltd., expiring 3/17/2017, price 159.00 GBP (Cost $—)*(c)(d)	3,331	256

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.4%

REPURCHASE AGREEMENT(e) - 0.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $156,314 (Cost $156,311)	156,311	156,311

Total Investments - 99.7% (Cost $38,943,314)		39,827,638
Other Assets Less Liabilities - 0.3%		100,303
Net assets - 100.0%		39,927,941

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 2/28/2017 amounts to $839,054, which represents approximately 2.10% of net assets of the Fund.

(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 2/28/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 2/28/2017 amounted to $256, which represents approximately 0.00% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations
ADR	American Depositary Receipt
FDR	Fiduciary Depositary Receipt

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,673,405
Aggregate gross unrealized depreciation	(1,965,545)
Net unrealized appreciation	$707,860
Federal income tax cost of investments	$39,119,778

See accompanying notes to schedules of portfolio investments.

DJ Brookfield Global Infrastructure ETF invested, as a percentage of net assets, in the following countries as of February 28, 2017:

United States	48.9%
Canada	15.7%
United Kingdom	9.0%
Spain	5.5%
Australia	5.0%
Italy	3.7%
China	2.2%
Hong Kong	1.9%
Japan	1.6%
France	1.5%
Luxembourg	1.0%
Mexico	0.8%
New Zealand	0.6%
Switzerland	0.5%
Brazil	0.4%
Netherlands	0.3%
Germany	0.3%
Singapore	0.2%
Belgium	0.2%
Other (1)	0.7%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 90.4%

Capital Markets - 67.1%
3i Group plc	156,806	1,339,633
Altamir	8,053	113,382
Apollo Investment Corp.	63,396	401,297
Ares Capital Corp.	80,894	1,435,868
AURELIUS Equity Opportunities SE & Co. KGaA	6,992	463,254
BlackRock Capital Investment Corp.	21,560	167,090
Brait SE*	87,234	489,588
Fifth Street Finance Corp.	37,159	164,986
Gimv NV	5,638	304,020
Golub Capital BDC, Inc.	16,304	312,059
Hercules Capital, Inc.	22,581	334,425
Intermediate Capital Group plc	71,556	630,411
IP Group plc*	132,488	261,392
Main Street Capital Corp.	15,158	560,694
New Mountain Finance Corp.	18,024	264,953
PennantPark Investment Corp.	21,154	180,232
Prospect Capital Corp.	97,097	909,799
Ratos AB, Class B	44,479	206,809
Solar Capital Ltd.	12,065	268,687
TCP Capital Corp.	16,001	274,577
Triangle Capital Corp.	11,682	226,047
		9,309,203
Diversified Financial Services - 21.3%
Eurazeo SA	10,319	637,333
Onex Corp.	20,266	1,426,188
Wendel SA	8,105	896,853
		2,960,374
Internet Software & Services - 2.0%
Rocket Internet SE*(a)	14,680	277,137

TOTAL COMMON STOCKS (Cost $12,518,668)		12,546,714

CLOSED END FUNDS - 7.5%

Capital Markets - 7.5%
Electra Private Equity plc	10,624	649,252
HBM Healthcare Investments AG Class A*	1,836	198,892
HgCapital Trust plc	10,078	196,708
TOTAL CLOSED END FUNDS (Cost $902,785)		1,044,852

MASTER LIMITED PARTNERSHIP - 1.8%

Diversified Financial Services - 1.8%
Compass Diversified Holdings (Cost $276,215)	15,215	253,330

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.4%

REPURCHASE AGREEMENT(b) - 0.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $53,006 (Cost $53,006)	53,006	53,006

Total Investments - 100.1% (Cost $13,750,674)		13,897,902
Liabilities Less Other Assets - (0.1%)		(8,960)
Net assets - 100.0%		13,888,942

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 2/28/2017 amounts to $277,137, which represents approximately 2.00% of net assets of the Fund.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$846,926
Aggregate gross unrealized depreciation	(758,487)
Net unrealized appreciation	$88,439
Federal income tax cost of investments	$13,809,463

See accompanying notes to schedules of portfolio investments.

Global Listed Private Equity ETF invested, as a percentage of net assets, in the following countries as of February 28, 2017:

United States	41.4%
United Kingdom	22.2%
France	11.9%
Canada	10.3%
Germany	5.3%
South Africa	3.5%
Belgium	2.2%
Sweden	1.5%
Switzerland	1.4%
Other (1)	0.3%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Large Cap Core Plus

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 94.2%

Aerospace & Defense - 1.7%
Boeing Co. (The)	11,365	2,048,314
General Dynamics Corp.	1,366	259,280
L3 Technologies, Inc.	11,940	2,009,741
Lockheed Martin Corp.	11,437	3,048,875
Northrop Grumman Corp.	8,198	2,025,644
Raytheon Co.	3,351	516,557
United Technologies Corp.	1,955	220,035
		10,128,446
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	16,225	1,304,003
FedEx Corp.	6,576	1,269,036
United Parcel Service, Inc., Class B	2,056	217,443
		2,790,482
Airlines - 0.5%
American Airlines Group, Inc.	13,531	627,297
Southwest Airlines Co.	14,124	816,367
United Continental Holdings, Inc.*	22,683	1,680,584
		3,124,248
Auto Components - 0.3%
BorgWarner, Inc.	38,685	1,632,120

Automobiles - 0.9%
Ford Motor Co.	199,396	2,498,432
General Motors Co.	71,918	2,649,459
		5,147,891
Banks - 5.8%
Bank of America Corp.	281,650	6,951,122
BB&T Corp.	5,932	286,041
Citigroup, Inc.	88,962	5,320,817
Citizens Financial Group, Inc.	31,081	1,161,497
Fifth Third Bancorp	78,289	2,148,250
JPMorgan Chase & Co.	56,355	5,106,890
KeyCorp	112,573	2,112,995
M&T Bank Corp.	8,929	1,490,875
PNC Financial Services Group, Inc. (The)	7,354	935,649
Regions Financial Corp.	139,951	2,137,052
SunTrust Banks, Inc.	39,387	2,343,133
US Bancorp	3,905	214,775
Wells Fargo & Co.	66,138	3,828,068
		34,037,164
Beverages - 1.4%
Coca-Cola Co. (The)	41,711	1,750,194
Constellation Brands, Inc., Class A	13,790	2,189,990
Dr Pepper Snapple Group, Inc.	21,649	2,022,882
PepsiCo, Inc.	18,505	2,042,582
		8,005,648
Biotechnology - 1.9%
AbbVie, Inc.	60,482	3,740,207
Alexion Pharmaceuticals, Inc.*	1,634	214,462
Amgen, Inc.	15,381	2,715,208
Biogen, Inc.*	3,056	881,962
Bioverativ, Inc.*	1	52
Celgene Corp.*	3,392	418,946
Gilead Sciences, Inc.	49,151	3,464,162
		11,434,999
Building Products - 0.6%
Fortune Brands Home & Security, Inc.	30,544	1,766,359
Masco Corp.	50,361	1,701,195
		3,467,554
Capital Markets - 2.5%
CME Group, Inc.	6,320	767,627
E*TRADE Financial Corp.*	8,592	296,510
Goldman Sachs Group, Inc. (The)	1,003	248,804
Intercontinental Exchange, Inc.	41,909	2,394,261
Invesco Ltd.	28,183	907,211
Moody’s Corp.	2,236	249,023
Morgan Stanley	68,486	3,127,756
Nasdaq, Inc.	25,400	1,806,194
S&P Global, Inc.	18,669	2,417,075
State Street Corp.	9,857	785,702
T Rowe Price Group, Inc.	24,300	1,730,403
		14,730,566
Chemicals - 1.9%
AdvanSix, Inc.*	1	27
Air Products & Chemicals, Inc.	15,441	2,168,997
Dow Chemical Co. (The)	41,662	2,593,876
Eastman Chemical Co.	23,281	1,868,300
FMC Corp.	31,662	1,824,365
LyondellBasell Industries NV, Class A	6,857	625,633
Praxair, Inc.	19,997	2,373,844
		11,455,042
Commercial Services & Supplies - 1.1%
Pitney Bowes, Inc.	39,074	532,969
Republic Services, Inc.	33,451	2,072,290
Stericycle, Inc.*	18,413	1,526,069
Waste Management, Inc.	31,847	2,335,022
		6,466,350
Communications Equipment - 1.3%
Cisco Systems, Inc.	82,187	2,809,152
F5 Networks, Inc.*	2,168	310,609
Harris Corp.	17,849	1,961,605
Juniper Networks, Inc.	21,821	610,988
Motorola Solutions, Inc.	24,552	1,938,872
		7,631,226
Construction & Engineering - 0.2%
Fluor Corp.	12,300	681,297
Quanta Services, Inc.*	6,865	256,202
		937,499
Construction Materials - 0.5%
Martin Marietta Materials, Inc.	6,469	1,396,980
Vulcan Materials Co.	13,470	1,624,617
		3,021,597
Consumer Finance - 0.5%
Discover Financial Services	30,385	2,161,589
Navient Corp.	63,890	984,545
		3,146,134
Containers & Packaging - 0.5%
Avery Dennison Corp.	21,559	1,740,027
International Paper Co.	4,683	246,794
WestRock Co.	14,386	772,816
		2,759,637
Distributors - 0.6%
Genuine Parts Co.	16,958	1,623,050
LKQ Corp.*	60,423	1,908,158
		3,531,208
Diversified Consumer Services - 0.1%
H&R Block, Inc.	34,032	699,698

Diversified Financial Services - 1.2%
Berkshire Hathaway, Inc., Class B*	29,866	5,119,629
Leucadia National Corp.	77,406	2,060,548
		7,180,177
Diversified Telecommunication Services - 1.7%
AT&T, Inc.	95,546	3,992,868
CenturyLink, Inc.	48,562	1,178,114
Frontier Communications Corp.	281,375	824,429
Level 3 Communications, Inc.*	26,149	1,497,030

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Verizon Communications, Inc.	50,605	2,511,526
		10,003,967
Electric Utilities - 2.2%
American Electric Power Co., Inc.	30,582	2,048,077
Edison International	25,680	2,047,723
Entergy Corp.	26,856	2,058,781
Exelon Corp.	66,664	2,447,235
FirstEnergy Corp.	62,193	2,016,919
Pinnacle West Capital Corp.	3,712	305,089
Xcel Energy, Inc.	43,522	1,902,347
		12,826,171
Electrical Equipment - 0.3%
Acuity Brands, Inc.	2,153	454,929
AMETEK, Inc.	29,534	1,593,950
		2,048,879
Electronic Equipment, Instruments & Components - 0.4%
Knowles Corp.*	1	10
TE Connectivity Ltd.	29,590	2,203,567
		2,203,577
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.	35,900	2,164,052
Schlumberger Ltd.	9,723	781,340
		2,945,392
Equity Real Estate Investment Trusts (REITs) - 4.3%
American Tower Corp.	2,904	333,350
Apartment Investment & Management Co., Class A	39,720	1,848,171
AvalonBay Communities, Inc.	12,088	2,221,533
Digital Realty Trust, Inc.	18,645	2,013,660
Equity Residential	34,466	2,173,771
Extra Space Storage, Inc.	24,563	1,945,144
Host Hotels & Resorts, Inc.	33,627	604,950
Iron Mountain, Inc.	13,804	501,775
Mid-America Apartment Communities, Inc.	2,154	221,280
Prologis, Inc.	44,396	2,266,416
Public Storage	10,006	2,275,965
Realty Income Corp.	26,519	1,625,084
SL Green Realty Corp.	10,385	1,170,182
UDR, Inc.	51,747	1,888,765
Ventas, Inc.	27,575	1,793,754
Welltower, Inc.	32,598	2,294,247
Weyerhaeuser Co.	8,669	292,319
		25,470,366
Food & Staples Retailing - 1.8%
CVS Health Corp.	43,586	3,512,160
Kroger Co. (The)	53,302	1,695,004
Walgreens Boots Alliance, Inc.	25,123	2,170,125
Wal-Mart Stores, Inc.	18,214	1,291,919
Whole Foods Market, Inc.	62,993	1,931,995
		10,601,203
Food Products - 2.2%
Archer-Daniels-Midland Co.	48,720	2,288,379
Campbell Soup Co.	26,652	1,581,796
Conagra Brands, Inc.	21,754	896,482
Hershey Co. (The)	7,012	759,750
Hormel Foods Corp.	37,088	1,307,352
Kraft Heinz Co. (The)	29,502	2,699,728
McCormick & Co., Inc. (Non-Voting)	14,670	1,443,821
Mondelez International, Inc., Class A	4,693	206,117
Tyson Foods, Inc., Class A	26,970	1,687,243
		12,870,668
Health Care Equipment & Supplies - 1.8%
Baxter International, Inc.	44,478	2,264,820
Becton Dickinson and Co.	12,720	2,328,396
Danaher Corp.	27,163	2,323,795
DENTSPLY SIRONA, Inc.	22,697	1,441,713
Hologic, Inc.*	45,137	1,831,660
Medtronic plc	7,086	573,328
		10,763,712
Health Care Providers & Services - 3.6%
Aetna, Inc.	11,854	1,526,321
AmerisourceBergen Corp.	21,619	1,978,355
Anthem, Inc.	14,003	2,307,974
Cardinal Health, Inc.	26,391	2,147,436
Centene Corp.*	27,104	1,910,832
Express Scripts Holding Co.*	34,335	2,425,768
HCA Holdings, Inc.*	20,647	1,801,244
Humana, Inc.	7,570	1,599,163
McKesson Corp.	16,133	2,422,047
Quest Diagnostics, Inc.	4,403	429,028
UnitedHealth Group, Inc.	9,850	1,628,993
Universal Health Services, Inc., Class B	7,876	989,226
		21,166,387
Health Care Technology - 0.3%
Cerner Corp.*	29,797	1,640,027

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	38,483	2,153,124
Darden Restaurants, Inc.	25,023	1,868,717
McDonald’s Corp.	4,121	526,046
Royal Caribbean Cruises Ltd.	19,690	1,892,209
Starbucks Corp.	6,095	346,623
Wyndham Worldwide Corp.	19,333	1,609,279
Wynn Resorts Ltd.	9,233	887,753
		9,283,751
Household Durables - 1.7%
DR Horton, Inc.	51,266	1,640,512
Garmin Ltd.	31,177	1,609,045
Harman International Industries, Inc.	5,308	592,479
Lennar Corp., Class A	40,630	1,982,337
Newell Brands, Inc.	44,568	2,185,169
PulteGroup, Inc.	83,917	1,850,370
		9,859,912
Household Products - 1.2%
Church & Dwight Co., Inc.	36,941	1,841,139
Clorox Co. (The)	13,228	1,809,723
Procter & Gamble Co. (The)	37,115	3,380,063
		7,030,925
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	20,852	240,215

Industrial Conglomerates - 1.4%
3M Co.	4,114	766,644
General Electric Co.	133,890	3,991,261
Honeywell International, Inc.	29,757	3,704,746
		8,462,651
Insurance - 4.9%
Aflac, Inc.	31,735	2,296,027
Allstate Corp. (The)	28,911	2,375,328
Aon plc	18,728	2,165,893
Arthur J. Gallagher & Co.	34,285	1,952,531
Chubb Ltd.	21,836	3,017,080
Hartford Financial Services Group, Inc. (The)	18,908	924,412
Loews Corp.	41,346	1,942,435
Marsh & McLennan Cos., Inc.	12,290	903,069
Principal Financial Group, Inc.	32,170	2,011,912
Progressive Corp. (The)	56,871	2,228,206
Prudential Financial, Inc.	24,703	2,730,669
Torchmark Corp.	24,704	1,915,301
Travelers Cos., Inc. (The)	2,187	267,339
Unum Group	40,177	1,961,843
Willis Towers Watson plc	16,137	2,072,475
		28,764,520

See accompanying notes to schedules of portfolio investments.

Investments	Shares		Value ($)
Internet & Direct Marketing Retail - 1.0%
Amazon.com, Inc.*	6,169		5,213,052
Expedia, Inc.	4,830		574,963
			5,788,015
Internet Software & Services - 4.0%
Akamai Technologies, Inc.*	5,768		361,077
Alphabet, Inc., Class A*	8,160		6,894,629
Alphabet, Inc., Class C*	6,899		5,679,326
eBay, Inc.*	39,444		1,337,152
Facebook, Inc., Class A*	60,461		8,194,884
LogMeIn, Inc.	—	(c)	27
VeriSign, Inc.*	12,477		1,028,978
			23,496,073
IT Services - 2.2%
Accenture plc, Class A	8,092		991,270
Alliance Data Systems Corp.	7,182		1,745,083
Automatic Data Processing, Inc.	2,897		297,290
Conduent, Inc.*	1		16
CSRA, Inc.	57,365		1,710,624
International Business Machines Corp.	8,971		1,613,165
Mastercard, Inc., Class A	5,061		559,038
Teradata Corp.*	15,735		489,359
Total System Services, Inc.	30,353		1,653,632
Visa, Inc., Class A	19,998		1,758,624
Western Union Co. (The)	93,113		1,828,739
			12,646,840
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	37,680		1,932,984
Mettler-Toledo International, Inc.*	4,134		1,968,693
PerkinElmer, Inc.	31,025		1,683,417
			5,585,094
Machinery - 2.0%
Fortive Corp.	35,651		2,055,280
Ingersoll-Rand plc	26,028		2,065,582
Parker-Hannifin Corp.	14,010		2,169,309
Pentair plc	25,412		1,475,421
Snap-on, Inc.	10,484		1,778,820
Stanley Black & Decker, Inc.	16,609		2,111,834
			11,656,246
Media - 3.4%
Charter Communications, Inc., Class A*	9,574		3,092,976
Comcast Corp., Class A	55,778		2,087,213
Discovery Communications, Inc., Class A*	63,259		1,819,329
Interpublic Group of Cos., Inc. (The)	54,135		1,304,654
News Corp., Class A	121,624		1,559,220
News Corp., Class B	16,591		219,001
Omnicom Group, Inc.	10,978		934,228
Scripps Networks Interactive, Inc., Class A	23,981		1,936,945
TEGNA, Inc.	41,061		1,052,393
Time Warner, Inc.	12,422		1,219,965
Twenty-First Century Fox, Inc., Class A	77,066		2,305,815
Viacom, Inc., Class B	14,652		636,629
Walt Disney Co. (The)	15,494		1,705,734
			19,874,102
Metals & Mining - 0.4%
Newmont Mining Corp.	5,457		186,848
Nucor Corp.	30,313		1,896,684
			2,083,532
Multiline Retail - 0.7%
Kohl’s Corp.	33,732		1,437,658
Nordstrom, Inc.	15,338		715,671
Target Corp.	37,056		2,177,781
			4,331,110
Multi-Utilities - 2.1%
Ameren Corp.	36,070		1,972,668
CenterPoint Energy, Inc.	69,543		1,899,915
Consolidated Edison, Inc.	24,003		1,849,191
DTE Energy Co.	20,280		2,055,987
NiSource, Inc.	63,646		1,521,776
Public Service Enterprise Group, Inc.	18,232		838,307
WEC Energy Group, Inc.	32,666		1,968,780
			12,106,624
Oil, Gas & Consumable Fuels - 5.6%
Anadarko Petroleum Corp.	4,862		314,328
Cabot Oil & Gas Corp.	60,612		1,327,403
Chesapeake Energy Corp.*	217,198		1,183,729
Chevron Corp.	39,718		4,468,275
Cimarex Energy Co.	2,494		313,546
Devon Energy Corp.	48,487		2,102,396
Enbridge, Inc.	2		81
EOG Resources, Inc.	28,790		2,792,342
Exxon Mobil Corp.	71,441		5,809,582
Kinder Morgan, Inc.	23,677		504,557
Marathon Petroleum Corp.	7,980		395,808
Newfield Exploration Co.*	11,984		436,937
Occidental Petroleum Corp.	40,760		2,671,818
ONEOK, Inc.	34,782		1,879,967
Phillips 66	26,849		2,099,323
Pioneer Natural Resources Co.	4,992		928,362
Southwestern Energy Co.*	86,286		648,008
Tesoro Corp.	19,506		1,661,716
Valero Energy Corp.	27,506		1,869,033
Williams Cos., Inc. (The)	45,949		1,302,195
			32,709,406
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	16,909		1,400,911

Pharmaceuticals - 2.9%
Allergan plc	856		209,566
Bristol-Myers Squibb Co.	32,201		1,826,119
Endo International plc*	138,516		1,890,744
Johnson & Johnson	44,871		5,483,685
Mallinckrodt plc*	22,281		1,167,970
Merck & Co., Inc.	32,854		2,164,093
Perrigo Co. plc	11,607		867,855
Pfizer, Inc.	99,285		3,387,604
			16,997,636
Professional Services - 0.5%
Dun & Bradstreet Corp. (The)	7,082		747,434
Equifax, Inc.	16,025		2,101,038
			2,848,472
Road & Rail - 0.3%
Ryder System, Inc.	22,595		1,720,609
Union Pacific Corp.	1,975		213,182
			1,933,791
Semiconductors & Semiconductor Equipment - 2.5%
Applied Materials, Inc.	41,443		1,501,065
Broadcom Ltd.	999		210,719
Intel Corp.	60,478		2,189,304
KLA-Tencor Corp.	22,325		2,011,929
Lam Research Corp.	17,704		2,098,632
Micron Technology, Inc.*	24,716		579,343
NVIDIA Corp.	10,178		1,032,863
QUALCOMM, Inc.	40,768		2,302,577
Skyworks Solutions, Inc.	7,460		707,283
Texas Instruments, Inc.	29,391		2,251,938
			14,885,653
Software - 3.5%
Activision Blizzard, Inc.	54,969		2,480,751
CA, Inc.	52,104		1,681,396

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Citrix Systems, Inc.*	24,534	1,936,959
Electronic Arts, Inc.*	22,734	1,966,491
Intuit, Inc.	19,202	2,408,699
Microsoft Corp.	137,665	8,807,807
Oracle Corp.	27,620	1,176,336
		20,458,439
Specialty Retail - 2.9%
AutoNation, Inc.*	28,730	1,318,707
AutoZone, Inc.*	2,818	2,075,598
Best Buy Co., Inc.	39,408	1,739,075
Foot Locker, Inc.	6,135	464,235
Gap, Inc. (The)	27,592	684,833
Home Depot, Inc. (The)	15,747	2,281,898
L Brands, Inc.	21,796	1,146,906
O’Reilly Automotive, Inc.*	760	206,500
Ross Stores, Inc.	32,412	2,222,815
Signet Jewelers Ltd.	24,256	1,542,439
Staples, Inc.	99,253	892,285
Tractor Supply Co.	6,941	492,186
Ulta Beauty, Inc.*	5,539	1,514,529
Urban Outfitters, Inc.*	7,944	206,782
		16,788,788
Technology Hardware, Storage & Peripherals - 3.0%
Apple, Inc.	98,694	13,520,091
HP, Inc.	76,443	1,327,815
NetApp, Inc.	20,191	844,590
Seagate Technology plc	6,229	300,175
Xerox Corp.	182,755	1,359,697
		17,352,368
Textiles, Apparel & Luxury Goods - 0.8%
Michael Kors Holdings Ltd.*	33,368	1,217,932
NIKE, Inc., Class B	3,855	220,352
PVH Corp.	11,165	1,022,714
Ralph Lauren Corp.	3,606	286,064
Under Armour, Inc., Class A*	82,127	1,693,458
		4,440,520
Tobacco - 0.9%
Altria Group, Inc.	17,956	1,345,263
Philip Morris International, Inc.	16,062	1,756,380
Reynolds American, Inc.	32,140	1,978,860
		5,080,503
Trading Companies & Distributors - 0.2%
United Rentals, Inc.*	8,398	1,075,196

Water Utilities - 0.3%
American Water Works Co., Inc.	24,939	1,945,242

TOTAL COMMON STOCKS (Cost $492,441,981)		552,994,570

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 3.9%

REPURCHASE AGREEMENT(d) - 3.9%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $23,165,061 (Cost $23,164,744)	23,164,744	23,164,744

Total Investments - 98.1% (Cost $515,606,725)		576,159,314
Other Assets Less Liabilities - 1.9%		11,194,368
Net assets - 100.0%		587,353,682

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $77,998,900.
(b)	Represents less than 0.05% of net assets.
(c)	Amount represents less than one share.
(d)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,531,640
Aggregate gross unrealized depreciation	(11,627,369)
Net unrealized appreciation	$59,904,271
Federal income tax cost of investments	$516,255,043

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Large Cap Core Plus had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(173,125,856)	11/6/2017	Goldman Sachs International	(0.81)%	Credit Suisse 130/30 Large Cap Index (short portion)	$(12,413,644)
(271,824)	11/6/2018	Societe Generale	(0.58)%	Credit Suisse 130/30 Large Cap Index (short portion)	(24,435)
198,021,622	12/6/2017	Societe Generale	0.98%	Credit Suisse 130/30 Large Cap Index (long portion)	19,785,165
(245,975)	1/8/2018	UBS AG	(0.78)%	Credit Suisse 130/30 Large Cap Index (short portion)	(21,118)
10,003,073	11/6/2017	UBS AG	1.13%	Credit Suisse 130/30 Large Cap Index (long portion)	1,399,231
$34,381,040					$8,725,199

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Energy ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.7%

Aerospace & Defense - 2.4%
Arconic, Inc.	226	6,507
Boeing Co. (The)	296	53,348
General Dynamics Corp.	148	28,092
L3 Technologies, Inc.	40	6,733
Lockheed Martin Corp.	130	34,655
Northrop Grumman Corp.	91	22,485
Raytheon Co.	152	23,431
Rockwell Collins, Inc.	67	6,404
Textron, Inc.	139	6,575
TransDigm Group, Inc.	26	6,609
United Technologies Corp.	395	44,457
		239,296
Air Freight & Logistics - 0.7%
CH Robinson Worldwide, Inc.	73	5,867
Expeditors International of Washington, Inc.	93	5,243
FedEx Corp.	126	24,315
United Parcel Service, Inc., Class B	356	37,651
		73,076
Airlines - 0.7%
Alaska Air Group, Inc.	64	6,261
American Airlines Group, Inc.	267	12,378
Delta Air Lines, Inc.	380	18,973
Southwest Airlines Co.	318	18,380
United Continental Holdings, Inc.*	149	11,040
		67,032
Auto Components - 0.2%
BorgWarner, Inc.	103	4,346
Delphi Automotive plc	140	10,658
Goodyear Tire & Rubber Co. (The)	135	4,732
		19,736
Automobiles - 0.6%
Ford Motor Co.	2,014	25,235
General Motors Co.	716	26,377
Harley-Davidson, Inc.	91	5,131
		56,743
Banks - 7.2%
Bank of America Corp.	5,214	128,682
BB&T Corp.	419	20,204
Citigroup, Inc.	1,470	87,921
Citizens Financial Group, Inc.	264	9,866
Comerica, Inc.	89	6,344
Fifth Third Bancorp	390	10,702
Huntington Bancshares, Inc.	560	7,918
JPMorgan Chase & Co.	1,846	167,284
KeyCorp	558	10,474
M&T Bank Corp.	80	13,358
People’s United Financial, Inc.	161	3,091
PNC Financial Services Group, Inc. (The)	251	31,935
Regions Financial Corp.	635	9,696
SunTrust Banks, Inc.	253	15,051
US Bancorp	824	45,320
Wells Fargo & Co.	2,332	134,976
Zions Bancorp	105	4,714
		707,536
Beverages - 2.2%
Brown-Forman Corp., Class B	94	4,583
Coca-Cola Co. (The)	2,003	84,046
Constellation Brands, Inc., Class A	92	14,611
Dr Pepper Snapple Group, Inc.	95	8,877
Molson Coors Brewing Co., Class B	95	9,537
Monster Beverage Corp.*	209	8,661
PepsiCo, Inc.	740	81,681
		211,996
Biotechnology - 3.1%
AbbVie, Inc.	839	51,884
Alexion Pharmaceuticals, Inc.*	116	15,225
Amgen, Inc.	384	67,788
Biogen, Inc.*	112	32,323
Celgene Corp.*	400	49,404
Gilead Sciences, Inc.	680	47,926
Incyte Corp.*	90	11,979
Regeneron Pharmaceuticals, Inc.*	39	14,567
Vertex Pharmaceuticals, Inc.*	128	11,599
		302,695
Building Products - 0.3%
Allegion plc	49	3,557
Fortune Brands Home & Security, Inc.	80	4,626
Johnson Controls International plc	483	20,257
Masco Corp.	169	5,709
		34,149
Capital Markets - 3.0%
Affiliated Managers Group, Inc.	28	4,702
Ameriprise Financial, Inc.	82	10,783
Bank of New York Mellon Corp. (The)	546	25,738
BlackRock, Inc.	63	24,410
CBOE Holdings, Inc.	47	3,668
Charles Schwab Corp. (The)	622	25,135
CME Group, Inc.	175	21,256
E*TRADE Financial Corp.*	141	4,866
Franklin Resources, Inc.	179	7,704
Goldman Sachs Group, Inc. (The)	191	47,379
Intercontinental Exchange, Inc.	307	17,539
Invesco Ltd.	211	6,792
Moody’s Corp.	86	9,578
Morgan Stanley	744	33,978
Nasdaq, Inc.	59	4,196
Northern Trust Corp.	110	9,609
S&P Global, Inc.	134	17,349
State Street Corp.	187	14,906
T Rowe Price Group, Inc.	126	8,972
		298,560
Chemicals - 2.2%
Air Products & Chemicals, Inc.	112	15,733
Albemarle Corp.	58	5,888
CF Industries Holdings, Inc.	120	3,770
Dow Chemical Co. (The)	578	35,986
Eastman Chemical Co.	76	6,099
Ecolab, Inc.	135	16,736
EI du Pont de Nemours & Co.	449	35,264
FMC Corp.	69	3,976
International Flavors & Fragrances, Inc.	41	5,154
LyondellBasell Industries NV, Class A	172	15,693
Monsanto Co.	226	25,726
Mosaic Co. (The)	181	5,645
PPG Industries, Inc.	136	13,931
Praxair, Inc.	147	17,450
Sherwin-Williams Co. (The)	42	12,959
		220,010
Commercial Services & Supplies - 0.3%
Cintas Corp.	44	5,192
Republic Services, Inc.	119	7,372
Stericycle, Inc.*	44	3,647
Waste Management, Inc.	210	15,397
		31,608
Communications Equipment - 1.1%
Cisco Systems, Inc.	2,590	88,526
F5 Networks, Inc.*	34	4,871
Harris Corp.	64	7,034
Juniper Networks, Inc.	196	5,488
Motorola Solutions, Inc.	86	6,791
		112,710
Construction & Engineering - 0.1%
Fluor Corp.	72	3,988

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Jacobs Engineering Group, Inc.	62	3,497
Quanta Services, Inc.*	78	2,911
		10,396
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	33	7,126
Vulcan Materials Co.	68	8,202
		15,328
Consumer Finance - 0.9%
American Express Co.	397	31,784
Capital One Financial Corp.	249	23,371
Discover Financial Services	204	14,513
Navient Corp.	156	2,404
Synchrony Financial	405	14,677
		86,749
Containers & Packaging - 0.3%
Avery Dennison Corp.	46	3,713
Ball Corp.	90	6,618
International Paper Co.	212	11,172
Sealed Air Corp.	100	4,648
WestRock Co.	130	6,983
		33,134
Distributors - 0.1%
Genuine Parts Co.	77	7,370
LKQ Corp.*	159	5,021
		12,391
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	107	2,200

Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class B*	980	167,992
Leucadia National Corp.	167	4,445
		172,437
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	3,169	132,432
CenturyLink, Inc.	282	6,841
Frontier Communications Corp.	605	1,773
Level 3 Communications, Inc.*	150	8,587
Verizon Communications, Inc.	2,104	104,422
		254,055
Electric Utilities - 2.1%
Alliant Energy Corp.	117	4,619
American Electric Power Co., Inc.	254	17,010
Duke Energy Corp.	356	29,388
Edison International	168	13,396
Entergy Corp.	92	7,053
Eversource Energy	164	9,620
Exelon Corp.	476	17,474
FirstEnergy Corp.	220	7,135
NextEra Energy, Inc.	241	31,571
PG&E Corp.	261	17,422
Pinnacle West Capital Corp.	57	4,685
PPL Corp.	351	12,945
Southern Co. (The)	506	25,715
Xcel Energy, Inc.	262	11,452
		209,485
Electrical Equipment - 0.6%
Acuity Brands, Inc.	23	4,860
AMETEK, Inc.	119	6,422
Eaton Corp. plc	233	16,771
Emerson Electric Co.	332	19,953
Rockwell Automation, Inc.	66	9,973
		57,979
Electronic Equipment, Instruments & Components - 0.4%
Amphenol Corp., Class A	159	11,004
Corning, Inc.	491	13,557
FLIR Systems, Inc.	70	2,570
TE Connectivity Ltd.	183	13,628
		40,759
Equity Real Estate Investment Trusts (REITs) - 3.0%
American Tower Corp.	220	25,254
Apartment Investment & Management Co., Class A	81	3,769
AvalonBay Communities, Inc.	71	13,048
Boston Properties, Inc.	79	10,983
Crown Castle International Corp.	186	17,397
Digital Realty Trust, Inc.	82	8,856
Equinix, Inc.	37	13,915
Equity Residential	189	11,920
Essex Property Trust, Inc.	34	7,980
Extra Space Storage, Inc.	65	5,147
Federal Realty Investment Trust	37	5,207
GGP, Inc.*	301	7,483
HCP, Inc.	241	7,902
Host Hotels & Resorts, Inc.	382	6,872
Iron Mountain, Inc.	126	4,580
Kimco Realty Corp.	219	5,311
Macerich Co. (The)	62	4,178
Mid-America Apartment Communities, Inc.	59	6,061
Prologis, Inc.	273	13,937
Public Storage	77	17,514
Realty Income Corp.	133	8,150
Simon Property Group, Inc.	162	29,873
SL Green Realty Corp.	52	5,859
UDR, Inc.	138	5,037
Ventas, Inc.	183	11,904
Vornado Realty Trust	89	9,779
Welltower, Inc.	187	13,161
Weyerhaeuser Co.	386	13,016
		294,093
Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	226	40,043
CVS Health Corp.	550	44,319
Kroger Co. (The)	487	15,486
Sysco Corp.	260	13,707
Walgreens Boots Alliance, Inc.	442	38,180
Wal-Mart Stores, Inc.	777	55,113
Whole Foods Market, Inc.	164	5,030
		211,878
Food Products - 1.7%
Archer-Daniels-Midland Co.	297	13,950
Campbell Soup Co.	100	5,935
Conagra Brands, Inc.	215	8,860
General Mills, Inc.	305	18,413
Hershey Co. (The)	72	7,801
Hormel Foods Corp.	139	4,900
JM Smucker Co. (The)	60	8,504
Kellogg Co.	130	9,629
Kraft Heinz Co. (The)	308	28,185
McCormick & Co., Inc. (Non-Voting)	59	5,807
Mead Johnson Nutrition Co.	95	8,340
Mondelez International, Inc., Class A	797	35,004
Tyson Foods, Inc., Class A	150	9,384
		164,712
Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	888	40,031
Baxter International, Inc.	253	12,883
Becton Dickinson and Co.	110	20,135
Boston Scientific Corp.*	703	17,259
Cooper Cos., Inc. (The)	25	4,978
CR Bard, Inc.	38	9,319
Danaher Corp.	314	26,863
DENTSPLY SIRONA, Inc.	119	7,559
Edwards Lifesciences Corp.*	110	10,344
Hologic, Inc.*	144	5,844
IDEXX Laboratories, Inc.*	46	6,667
Intuitive Surgical, Inc.*	20	14,740
Medtronic plc	709	57,365
Stryker Corp.	160	20,570
Varian Medical Systems, Inc.*	48	4,027

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Zimmer Biomet Holdings, Inc.	103	12,059
		270,643
Health Care Providers & Services - 2.9%
Aetna, Inc.	181	23,306
AmerisourceBergen Corp.	86	7,870
Anthem, Inc.	136	22,415
Cardinal Health, Inc.	165	13,426
Centene Corp.*	88	6,204
Cigna Corp.	132	19,655
DaVita, Inc.*	81	5,622
Envision Healthcare Corp.*	61	4,270
Express Scripts Holding Co.*	318	22,467
HCA Holdings, Inc.*	151	13,173
Henry Schein, Inc.*	42	7,205
Humana, Inc.	77	16,266
Laboratory Corp. of America Holdings*	53	7,540
McKesson Corp.	109	16,364
Patterson Cos., Inc.	43	1,954
Quest Diagnostics, Inc.	72	7,016
UnitedHealth Group, Inc.	491	81,202
Universal Health Services, Inc., Class B	46	5,778
		281,733
Health Care Technology - 0.1%
Cerner Corp.*	156	8,586

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	216	12,085
Chipotle Mexican Grill, Inc.*	15	6,281
Darden Restaurants, Inc.	64	4,780
Marriott International, Inc., Class A	165	14,353
McDonald’s Corp.	429	54,762
Royal Caribbean Cruises Ltd.	86	8,265
Starbucks Corp.	751	42,709
Wyndham Worldwide Corp.	56	4,661
Wynn Resorts Ltd.	41	3,942
Yum! Brands, Inc.	180	11,758
		163,596
Household Durables - 0.5%
DR Horton, Inc.	175	5,600
Garmin Ltd.	59	3,045
Harman International Industries, Inc.	36	4,018
Leggett & Platt, Inc.	69	3,393
Lennar Corp., Class A	101	4,928
Mohawk Industries, Inc.*	33	7,470
Newell Brands, Inc.	249	12,209
PulteGroup, Inc.	154	3,396
Whirlpool Corp.	39	6,965
		51,024
Household Products - 2.0%
Church & Dwight Co., Inc.	133	6,629
Clorox Co. (The)	66	9,029
Colgate-Palmolive Co.	459	33,498
Kimberly-Clark Corp.	185	24,522
Procter & Gamble Co. (The)	1,381	125,767
		199,445
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	340	3,917
NRG Energy, Inc.	163	2,699
		6,616
Industrial Conglomerates - 2.6%
3M Co.	310	57,769
General Electric Co.	4,565	136,083
Honeywell International, Inc.	393	48,928
Roper Technologies, Inc.	52	10,878
		253,658
Insurance - 2.9%
Aflac, Inc.	211	15,266
Allstate Corp. (The)	190	15,610
American International Group, Inc.	504	32,216
Aon plc	136	15,728
Arthur J. Gallagher & Co.	92	5,239
Assurant, Inc.	29	2,871
Chubb Ltd.	240	33,161
Cincinnati Financial Corp.	77	5,618
Hartford Financial Services Group, Inc. (The)	195	9,534
Lincoln National Corp.	118	8,279
Loews Corp.	143	6,718
Marsh & McLennan Cos., Inc.	266	19,546
MetLife, Inc.	567	29,733
Principal Financial Group, Inc.	138	8,631
Progressive Corp. (The)	299	11,715
Prudential Financial, Inc.	222	24,540
Torchmark Corp.	57	4,419
Travelers Cos., Inc. (The)	147	17,969
Unum Group	120	5,860
Willis Towers Watson plc	66	8,476
XL Group Ltd.	139	5,628
		286,757
Internet & Direct Marketing Retail - 2.6%
Amazon.com, Inc.*	203	171,543
Expedia, Inc.	62	7,380
Netflix, Inc.*	221	31,411
Priceline Group, Inc. (The)*	25	43,103
TripAdvisor, Inc.*	59	2,447
		255,884
Internet Software & Services - 4.8%
Akamai Technologies, Inc.*	89	5,572
Alphabet, Inc., Class A*	153	129,274
Alphabet, Inc., Class C*	153	125,951
eBay, Inc.*	536	18,171
Facebook, Inc., Class A*	1,208	163,732
VeriSign, Inc.*	47	3,876
Yahoo!, Inc.*	453	20,684
		467,260
IT Services - 4.0%
Accenture plc, Class A	320	39,200
Alliance Data Systems Corp.	30	7,289
Automatic Data Processing, Inc.	233	23,910
Cognizant Technology Solutions Corp., Class A*	313	18,551
CSRA, Inc.	75	2,236
Fidelity National Information Services, Inc.	169	13,904
Fiserv, Inc.*	112	12,925
Global Payments, Inc.	79	6,296
International Business Machines Corp.	446	80,200
Mastercard, Inc., Class A	491	54,236
Paychex, Inc.	166	10,196
PayPal Holdings, Inc.*	579	24,318
Teradata Corp.*	67	2,084
Total System Services, Inc.	85	4,631
Visa, Inc., Class A	964	84,774
Western Union Co. (The)	250	4,910
		389,660
Leisure Products - 0.1%
Hasbro, Inc.	58	5,618
Mattel, Inc.	176	4,529
		10,147
Life Sciences Tools & Services - 0.7%
Agilent Technologies, Inc.	167	8,567
Illumina, Inc.*	76	12,722
Mettler-Toledo International, Inc.*	14	6,667
PerkinElmer, Inc.	57	3,093
Thermo Fisher Scientific, Inc.	204	32,167
Waters Corp.*	42	6,510
		69,726
Machinery - 1.6%
Caterpillar, Inc.	302	29,191

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Cummins, Inc.	80	11,879
Deere & Co.	149	16,314
Dover Corp.	80	6,408
Flowserve Corp.	67	3,112
Fortive Corp.	155	8,936
Illinois Tool Works, Inc.	163	21,518
Ingersoll-Rand plc	133	10,555
PACCAR, Inc.	181	12,093
Parker-Hannifin Corp.	69	10,684
Pentair plc	86	4,993
Snap-on, Inc.	30	5,090
Stanley Black & Decker, Inc.	78	9,918
Xylem, Inc.	93	4,475
		155,166
Media - 3.3%
CBS Corp. (Non-Voting), Class B	202	13,316
Charter Communications, Inc., Class A*	112	36,183
Comcast Corp., Class A	2,460	92,053
Discovery Communications, Inc., Class A*	78	2,243
Discovery Communications, Inc., Class C*	114	3,200
Interpublic Group of Cos., Inc. (The)	205	4,940
News Corp., Class A	197	2,526
News Corp., Class B	62	818
Omnicom Group, Inc.	122	10,382
Scripps Networks Interactive, Inc., Class A	49	3,958
TEGNA, Inc.	111	2,845
Time Warner, Inc.	398	39,088
Twenty-First Century Fox, Inc., Class A	546	16,336
Twenty-First Century Fox, Inc., Class B	251	7,367
Viacom, Inc., Class B	179	7,778
Walt Disney Co. (The)	756	83,228
		326,261
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	684	9,166
Newmont Mining Corp.	274	9,382
Nucor Corp.	164	10,261
		28,809
Multiline Retail - 0.5%
Dollar General Corp.	131	9,566
Dollar Tree, Inc.*	122	9,355
Kohl’s Corp.	91	3,878
Macy’s, Inc.	158	5,249
Nordstrom, Inc.	60	2,800
Target Corp.	290	17,043
		47,891
Multi-Utilities - 1.1%
Ameren Corp.	125	6,836
CenterPoint Energy, Inc.	222	6,065
CMS Energy Corp.	144	6,411
Consolidated Edison, Inc.	157	12,095
Dominion Resources, Inc.	323	25,078
DTE Energy Co.	93	9,428
NiSource, Inc.	167	3,993
Public Service Enterprise Group, Inc.	261	12,001
SCANA Corp.	74	5,132
Sempra Energy	129	14,228
WEC Energy Group, Inc.	163	9,824
		111,091
Personal Products - 0.1%
Coty, Inc., Class A	243	4,563
Estee Lauder Cos., Inc. (The), Class A	115	9,528
		14,091
Pharmaceuticals - 5.5%
Allergan plc	194	47,495
Bristol-Myers Squibb Co.	862	48,884
Eli Lilly & Co.	501	41,488
Endo International plc*	102	1,392
Johnson & Johnson	1,404	171,583
Mallinckrodt plc*	55	2,883
Merck & Co., Inc.	1,423	93,733
Mylan NV*	237	9,918
Perrigo Co. plc	74	5,533
Pfizer, Inc.	3,131	106,830
Zoetis, Inc.	255	13,594
		543,333
Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	19	2,005
Equifax, Inc.	62	8,129
Nielsen Holdings plc	173	7,674
Robert Half International, Inc.	67	3,232
Verisk Analytics, Inc.*	80	6,634
		27,674
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	155	5,521

Road & Rail - 1.0%
CSX Corp.	483	23,454
JB Hunt Transport Services, Inc.	45	4,418
Kansas City Southern	56	4,963
Norfolk Southern Corp.	151	18,276
Ryder System, Inc.	28	2,132
Union Pacific Corp.	425	45,875
		99,118
Semiconductors & Semiconductor Equipment - 3.5%
Analog Devices, Inc.	159	13,027
Applied Materials, Inc.	558	20,211
Broadcom Ltd.	205	43,241
First Solar, Inc.*	40	1,447
Intel Corp.	2,445	88,509
KLA-Tencor Corp.	81	7,300
Lam Research Corp.	84	9,957
Linear Technology Corp.	124	8,008
Microchip Technology, Inc.	111	8,050
Micron Technology, Inc.*	533	12,493
NVIDIA Corp.	278	28,211
Qorvo, Inc.*	66	4,363
QUALCOMM, Inc.	762	43,038
Skyworks Solutions, Inc.	96	9,102
Texas Instruments, Inc.	516	39,536
Xilinx, Inc.	130	7,646
		344,139
Software - 4.7%
Activision Blizzard, Inc.	353	15,931
Adobe Systems, Inc.*	257	30,413
Autodesk, Inc.*	101	8,716
CA, Inc.	162	5,228
Citrix Systems, Inc.*	80	6,316
Electronic Arts, Inc.*	156	13,494
Intuit, Inc.	126	15,805
Microsoft Corp.	4,012	256,688
Oracle Corp.	1,547	65,887
Red Hat, Inc.*	93	7,701
salesforce.com, Inc.*	329	26,764
Symantec Corp.	322	9,200
		462,143
Specialty Retail - 2.6%
Advance Auto Parts, Inc.	38	5,951
AutoNation, Inc.*	34	1,561
AutoZone, Inc.*	15	11,048
Bed Bath & Beyond, Inc.	78	3,151
Best Buy Co., Inc.	141	6,222
CarMax, Inc.*	98	6,325
Foot Locker, Inc.	70	5,297
Gap, Inc. (The)	113	2,805
Home Depot, Inc. (The)	629	91,148

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
L Brands, Inc.	124	6,525
Lowe’s Cos., Inc.	449	33,392
O’Reilly Automotive, Inc.*	49	13,314
Ross Stores, Inc.	205	14,059
Signet Jewelers Ltd.	36	2,289
Staples, Inc.	336	3,021
Tiffany & Co.	55	5,053
TJX Cos., Inc. (The)	336	26,359
Tractor Supply Co.	68	4,822
Ulta Beauty, Inc.*	30	8,203
Urban Outfitters, Inc.*	46	1,197
		251,742
Technology Hardware, Storage & Peripherals - 4.5%
Apple, Inc.	2,752	376,997
Hewlett Packard Enterprise Co.	860	19,625
HP, Inc.	883	15,338
NetApp, Inc.	142	5,940
Seagate Technology plc	152	7,325
Western Digital Corp.	147	11,301
Xerox Corp.	439	3,266
		439,792
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc.	145	5,523
Hanesbrands, Inc.	195	3,902
Michael Kors Holdings Ltd.*	85	3,102
NIKE, Inc., Class B	689	39,383
PVH Corp.	41	3,756
Ralph Lauren Corp.	29	2,301
Under Armour, Inc., Class A*	95	1,959
Under Armour, Inc., Class C*	95	1,763
VF Corp.	171	8,969
		70,658
Tobacco - 1.9%
Altria Group, Inc.	1,006	75,370
Philip Morris International, Inc.	801	87,589
Reynolds American, Inc.	427	26,290
		189,249
Trading Companies & Distributors - 0.2%
Fastenal Co.	149	7,455
United Rentals, Inc.*	43	5,505
WW Grainger, Inc.	28	6,943
		19,903
Water Utilities - 0.1%
American Water Works Co., Inc.	92	7,176

TOTAL COMMON STOCKS (Cost $8,729,773)		9,799,235

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(b) - 0.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $28,650 (Cost $28,650)	28,650	28,650

Total Investments - 100.0% (Cost $8,758,423)		9,827,885
Other Assets Less Liabilities - 0.0%		2,232
Net assets - 100.0%		9,830,117

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,218,007
Aggregate gross unrealized depreciation	(149,058)
Net unrealized appreciation	$1,068,949
Federal income tax cost of investments	$8,758,936

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Financials ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.5%

Aerospace & Defense - 2.8%
Arconic, Inc.	31	893
Boeing Co. (The)	41	7,389
General Dynamics Corp.	20	3,796
L3 Technologies, Inc.	5	842
Lockheed Martin Corp.	18	4,798
Northrop Grumman Corp.	13	3,212
Raytheon Co.	21	3,237
Rockwell Collins, Inc.	9	860
Textron, Inc.	19	899
TransDigm Group, Inc.	4	1,017
United Technologies Corp.	54	6,078
		33,021
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	804
Expeditors International of Washington, Inc.	13	733
FedEx Corp.	17	3,281
United Parcel Service, Inc., Class B	49	5,182
		10,000
Airlines - 0.8%
Alaska Air Group, Inc.	9	881
American Airlines Group, Inc.	37	1,715
Delta Air Lines, Inc.	52	2,596
Southwest Airlines Co.	44	2,543
United Continental Holdings, Inc.*	20	1,482
		9,217
Auto Components - 0.2%
BorgWarner, Inc.	14	591
Delphi Automotive plc	19	1,446
Goodyear Tire & Rubber Co. (The)	19	666
		2,703
Automobiles - 0.6%
Ford Motor Co.	277	3,471
General Motors Co.	98	3,610
Harley-Davidson, Inc.	13	733
		7,814
Beverages - 2.4%
Brown-Forman Corp., Class B	13	634
Coca-Cola Co. (The)	275	11,539
Constellation Brands, Inc., Class A	13	2,064
Dr Pepper Snapple Group, Inc.	13	1,215
Molson Coors Brewing Co., Class B	13	1,305
Monster Beverage Corp.*	29	1,202
PepsiCo, Inc.	102	11,259
		29,218
Biotechnology - 3.5%
AbbVie, Inc.	115	7,112
Alexion Pharmaceuticals, Inc.*	16	2,100
Amgen, Inc.	53	9,356
Biogen, Inc.*	15	4,329
Celgene Corp.*	55	6,793
Gilead Sciences, Inc.	94	6,625
Incyte Corp.*	12	1,597
Regeneron Pharmaceuticals, Inc.*	5	1,868
Vertex Pharmaceuticals, Inc.*	18	1,631
		41,411
Building Products - 0.4%
Allegion plc	7	508
Fortune Brands Home & Security, Inc.	11	636
Johnson Controls International plc	66	2,768
Masco Corp.	23	777
		4,689
Chemicals - 2.5%
Air Products & Chemicals, Inc.	15	2,107
Albemarle Corp.	8	812
CF Industries Holdings, Inc.	17	534
Dow Chemical Co. (The)	80	4,981
Eastman Chemical Co.	10	803
Ecolab, Inc.	19	2,355
EI du Pont de Nemours & Co.	62	4,869
FMC Corp.	9	519
International Flavors & Fragrances, Inc.	6	754
LyondellBasell Industries NV, Class A	24	2,190
Monsanto Co.	31	3,529
Mosaic Co. (The)	25	780
PPG Industries, Inc.	19	1,946
Praxair, Inc.	20	2,374
Sherwin-Williams Co. (The)	6	1,851
		30,404
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	708
Republic Services, Inc.	16	991
Stericycle, Inc.*	6	498
Waste Management, Inc.	29	2,126
		4,323
Communications Equipment - 1.3%
Cisco Systems, Inc.	356	12,168
F5 Networks, Inc.*	5	716
Harris Corp.	9	989
Juniper Networks, Inc.	27	756
Motorola Solutions, Inc.	12	948
		15,577
Construction & Engineering - 0.1%
Fluor Corp.	10	554
Jacobs Engineering Group, Inc.	9	508
Quanta Services, Inc.*	11	410
		1,472
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5	1,080
Vulcan Materials Co.	9	1,085
		2,165
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	484
Ball Corp.	12	883
International Paper Co.	29	1,528
Sealed Air Corp.	14	651
WestRock Co.	18	967
		4,513
Distributors - 0.1%
Genuine Parts Co.	11	1,053
LKQ Corp.*	22	695
		1,748
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	308

Diversified Telecommunication Services - 2.9%
AT&T, Inc.	436	18,221
CenturyLink, Inc.	39	946
Frontier Communications Corp.	83	243
Level 3 Communications, Inc.*	21	1,202
Verizon Communications, Inc.	289	14,343
		34,955
Electric Utilities - 2.4%
Alliant Energy Corp.	16	632
American Electric Power Co., Inc.	35	2,344
Duke Energy Corp.	49	4,045
Edison International	23	1,834
Entergy Corp.	13	997
Eversource Energy	23	1,349
Exelon Corp.	66	2,423
FirstEnergy Corp.	30	973
NextEra Energy, Inc.	33	4,323
PG&E Corp.	36	2,403
Pinnacle West Capital Corp.	8	657

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PPL Corp.	48	1,770
Southern Co. (The)	70	3,557
Xcel Energy, Inc.	36	1,574
		28,881
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3	634
AMETEK, Inc.	16	863
Eaton Corp. plc	32	2,303
Emerson Electric Co.	46	2,765
Rockwell Automation, Inc.	9	1,360
		7,925
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,523
Corning, Inc.	68	1,877
FLIR Systems, Inc.	10	367
TE Connectivity Ltd.	25	1,862
		5,629
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	30	1,808
Halliburton Co.	61	3,261
Helmerich & Payne, Inc.	8	547
National Oilwell Varco, Inc.	27	1,091
Schlumberger Ltd.	99	7,956
TechnipFMC plc*	33	1,067
Transocean Ltd.*	28	387
		16,117
Food & Staples Retailing - 2.4%
Costco Wholesale Corp.	31	5,493
CVS Health Corp.	76	6,124
Kroger Co. (The)	67	2,131
Sysco Corp.	36	1,898
Walgreens Boots Alliance, Inc.	61	5,269
Wal-Mart Stores, Inc.	107	7,589
Whole Foods Market, Inc.	23	705
		29,209
Food Products - 1.9%
Archer-Daniels-Midland Co.	41	1,926
Campbell Soup Co.	14	831
Conagra Brands, Inc.	30	1,236
General Mills, Inc.	42	2,536
Hershey Co. (The)	10	1,084
Hormel Foods Corp.	19	670
JM Smucker Co. (The)	8	1,134
Kellogg Co.	18	1,333
Kraft Heinz Co. (The)	42	3,843
McCormick & Co., Inc. (Non-Voting)	8	787
Mead Johnson Nutrition Co.	13	1,141
Mondelez International, Inc., Class A	110	4,831
Tyson Foods, Inc., Class A	21	1,314
		22,666
Health Care Equipment & Supplies - 3.1%
Abbott Laboratories	122	5,481
Baxter International, Inc.	35	1,782
Becton Dickinson and Co.	15	2,746
Boston Scientific Corp.*	97	2,381
Cooper Cos., Inc. (The)	3	597
CR Bard, Inc.	5	1,226
Danaher Corp.	43	3,679
DENTSPLY SIRONA, Inc.	16	1,016
Edwards Lifesciences Corp.*	15	1,411
Hologic, Inc.*	20	812
IDEXX Laboratories, Inc.*	6	870
Intuitive Surgical, Inc.*	3	2,211
Medtronic plc	97	7,848
Stryker Corp.	22	2,828
Varian Medical Systems, Inc.*	7	587
Zimmer Biomet Holdings, Inc.	14	1,639
		37,114
Health Care Providers & Services - 3.3%
Aetna, Inc.	25	3,219
AmerisourceBergen Corp.	12	1,098
Anthem, Inc.	19	3,132
Cardinal Health, Inc.	23	1,871
Centene Corp.*	12	846
Cigna Corp.	18	2,680
DaVita, Inc.*	11	763
Envision Healthcare Corp.*	8	560
Express Scripts Holding Co.*	44	3,109
HCA Holdings, Inc.*	21	1,832
Henry Schein, Inc.*	6	1,029
Humana, Inc.	11	2,324
Laboratory Corp. of America Holdings*	7	996
McKesson Corp.	15	2,252
Patterson Cos., Inc.	6	273
Quest Diagnostics, Inc.	10	974
UnitedHealth Group, Inc.	68	11,246
Universal Health Services, Inc., Class B	6	754
		38,958
Health Care Technology - 0.1%
Cerner Corp.*	21	1,156

Hotels, Restaurants & Leisure - 1.9%
Carnival Corp.	30	1,679
Chipotle Mexican Grill, Inc.*	2	837
Darden Restaurants, Inc.	9	672
Marriott International, Inc., Class A	23	2,001
McDonald’s Corp.	59	7,531
Royal Caribbean Cruises Ltd.	12	1,153
Starbucks Corp.	103	5,858
Wyndham Worldwide Corp.	8	666
Wynn Resorts Ltd.	6	577
Yum! Brands, Inc.	25	1,633
		22,607
Household Durables - 0.6%
DR Horton, Inc.	24	768
Garmin Ltd.	8	413
Harman International Industries, Inc.	5	558
Leggett & Platt, Inc.	9	443
Lennar Corp., Class A	14	683
Mohawk Industries, Inc.*	4	905
Newell Brands, Inc.	34	1,667
PulteGroup, Inc.	21	463
Whirlpool Corp.	5	893
		6,793
Household Products - 2.3%
Church & Dwight Co., Inc.	18	897
Clorox Co. (The)	9	1,231
Colgate-Palmolive Co.	63	4,598
Kimberly-Clark Corp.	25	3,314
Procter & Gamble Co. (The)	190	17,303
		27,343
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	47	542
NRG Energy, Inc.	22	364
		906
Industrial Conglomerates - 2.9%
3M Co.	43	8,013
General Electric Co.	628	18,721
Honeywell International, Inc.	54	6,723
Roper Technologies, Inc.	7	1,464
		34,921
Internet & Direct Marketing Retail - 3.0%
Amazon.com, Inc.*	28	23,661
Expedia, Inc.	9	1,071
Netflix, Inc.*	31	4,406
Priceline Group, Inc. (The)*	4	6,897
TripAdvisor, Inc.*	8	332
		36,367
Internet Software & Services - 5.4%
Akamai Technologies, Inc.*	12	751

See accompanying notes to schedules of portfolio investments.

Investments	Shares		Value ($)
Alphabet, Inc., Class A*	21		17,743
Alphabet, Inc., Class C*	21		17,287
eBay, Inc.*	74		2,509
Facebook, Inc., Class A*	166		22,500
VeriSign, Inc.*	6		495
Yahoo!, Inc.*	62		2,831
			64,116
IT Services - 4.5%
Accenture plc, Class A	44		5,390
Alliance Data Systems Corp.	4		972
Automatic Data Processing, Inc.	32		3,284
Cognizant Technology Solutions Corp., Class A*	43		2,549
CSRA, Inc.	10		298
Fidelity National Information Services, Inc.	23		1,892
Fiserv, Inc.*	15		1,731
Global Payments, Inc.	11		876
International Business Machines Corp.	62		11,149
Mastercard, Inc., Class A	68		7,511
Paychex, Inc.	23		1,413
PayPal Holdings, Inc.*	80		3,360
Teradata Corp.*	9		280
Total System Services, Inc.	12		654
Visa, Inc., Class A	133		11,696
Western Union Co. (The)	34		668
			53,723
Leisure Products - 0.1%
Hasbro, Inc.	8		775
Mattel, Inc.	24		617
			1,392
Life Sciences Tools & Services - 0.8%
Agilent Technologies, Inc.	23		1,180
Illumina, Inc.*	10		1,674
Mettler-Toledo International, Inc.*	2		952
PerkinElmer, Inc.	8		434
Thermo Fisher Scientific, Inc.	28		4,415
Waters Corp.*	6		930
			9,585
Machinery - 1.8%
Caterpillar, Inc.	42		4,060
Cummins, Inc.	11		1,633
Deere & Co.	21		2,299
Dover Corp.	11		881
Flowserve Corp.	9		418
Fortive Corp.	21		1,211
Illinois Tool Works, Inc.	22		2,904
Ingersoll-Rand plc	18		1,428
PACCAR, Inc.	25		1,670
Parker-Hannifin Corp.	9		1,393
Pentair plc	12		697
Snap-on, Inc.	4		679
Stanley Black & Decker, Inc.	11		1,399
Xylem, Inc.	13		626
			21,298
Media - 3.7%
CBS Corp. (Non-Voting), Class B	28		1,846
Charter Communications, Inc., Class A*	15		4,846
Comcast Corp., Class A	338		12,648
Discovery Communications, Inc., Class A*	11		316
Discovery Communications, Inc., Class C*	16		449
Interpublic Group of Cos., Inc. (The)	28		675
News Corp., Class A	27		346
News Corp., Class B	9		119
Omnicom Group, Inc.	17		1,447
Scripps Networks Interactive, Inc., Class A	7		565
TEGNA, Inc.	15		385
Time Warner, Inc.	55		5,402
Twenty-First Century Fox, Inc., Class A	75		2,244
Twenty-First Century Fox, Inc., Class B	35		1,027
Viacom, Inc., Class B	25		1,086
Walt Disney Co. (The)	104		11,449
			44,850
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	94		1,260
Newmont Mining Corp.	38		1,301
Nucor Corp.	23		1,439
			4,000
Multiline Retail - 0.6%
Dollar General Corp.	18		1,314
Dollar Tree, Inc.*	17		1,304
Kohl’s Corp.	13		554
Macy’s, Inc.	22		731
Nordstrom, Inc.	8		373
Target Corp.	40		2,351
			6,627
Multi-Utilities - 1.3%
Ameren Corp.	17		930
CenterPoint Energy, Inc.	31		847
CMS Energy Corp.	20		890
Consolidated Edison, Inc.	22		1,695
Dominion Resources, Inc.	44		3,416
DTE Energy Co.	13		1,318
NiSource, Inc.	23		550
Public Service Enterprise Group, Inc.	36		1,655
SCANA Corp.	10		694
Sempra Energy	18		1,985
WEC Energy Group, Inc.	22		1,326
			15,306
Oil, Gas & Consumable Fuels - 6.6%
Anadarko Petroleum Corp.	40		2,586
Apache Corp.	27		1,420
Cabot Oil & Gas Corp.	33		723
Chesapeake Energy Corp.*	53		289
Chevron Corp.	134		15,075
Cimarex Energy Co.	7		880
Concho Resources, Inc.*	10		1,325
ConocoPhillips	88		4,186
Devon Energy Corp.	37		1,604
Enbridge, Inc.	—	(b)	8
EOG Resources, Inc.	41		3,977
EQT Corp.	12		719
Exxon Mobil Corp.	295		23,989
Hess Corp.	19		977
Kinder Morgan, Inc.	136		2,898
Marathon Oil Corp.	60		960
Marathon Petroleum Corp.	37		1,835
Murphy Oil Corp.	11		311
Newfield Exploration Co.*	14		510
Noble Energy, Inc.	30		1,092
Occidental Petroleum Corp.	54		3,540
ONEOK, Inc.	15		811
Phillips 66	31		2,424
Pioneer Natural Resources Co.	12		2,232
Range Resources Corp.	13		359
Southwestern Energy Co.*	35		263
Tesoro Corp.	8		682
Valero Energy Corp.	32		2,174
Williams Cos., Inc. (The)	58		1,644
			79,493
Personal Products - 0.2%
Coty, Inc., Class A	33		620
Estee Lauder Cos., Inc. (The), Class A	16		1,325
			1,945

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Pharmaceuticals - 6.3%
Allergan plc	27	6,610
Bristol-Myers Squibb Co.	119	6,748
Eli Lilly & Co.	69	5,714
Endo International plc*	14	191
Johnson & Johnson	193	23,587
Mallinckrodt plc*	8	419
Merck & Co., Inc.	196	12,910
Mylan NV*	33	1,381
Perrigo Co. plc	10	748
Pfizer, Inc.	431	14,706
Zoetis, Inc.	35	1,866
		74,880
Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	3	317
Equifax, Inc.	9	1,180
Nielsen Holdings plc	24	1,065
Robert Half International, Inc.	9	434
Verisk Analytics, Inc.*	11	912
		3,908
Road & Rail - 1.1%
CSX Corp.	66	3,205
JB Hunt Transport Services, Inc.	6	589
Kansas City Southern	8	709
Norfolk Southern Corp.	21	2,542
Ryder System, Inc.	4	305
Union Pacific Corp.	59	6,368
		13,718
Semiconductors & Semiconductor Equipment - 4.0%
Analog Devices, Inc.	22	1,802
Applied Materials, Inc.	77	2,789
Broadcom Ltd.	28	5,906
First Solar, Inc.*	6	217
Intel Corp.	336	12,163
KLA-Tencor Corp.	11	991
Lam Research Corp.	12	1,423
Linear Technology Corp.	17	1,098
Microchip Technology, Inc.	15	1,088
Micron Technology, Inc.*	73	1,711
NVIDIA Corp.	38	3,856
Qorvo, Inc.*	9	595
QUALCOMM, Inc.	105	5,930
Skyworks Solutions, Inc.	13	1,233
Texas Instruments, Inc.	71	5,440
Xilinx, Inc.	18	1,059
		47,301
Software - 5.3%
Activision Blizzard, Inc.	49	2,211
Adobe Systems, Inc.*	35	4,142
Autodesk, Inc.*	14	1,208
CA, Inc.	22	710
Citrix Systems, Inc.*	11	868
Electronic Arts, Inc.*	21	1,817
Intuit, Inc.	17	2,132
Microsoft Corp.	552	35,317
Oracle Corp.	213	9,072
Red Hat, Inc.*	13	1,077
salesforce.com, Inc.*	45	3,661
Symantec Corp.	44	1,257
		63,472
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	5	783
AutoNation, Inc.*	5	229
AutoZone, Inc.*	2	1,473
Bed Bath & Beyond, Inc.	11	444
Best Buy Co., Inc.	19	838
CarMax, Inc.*	14	904
Foot Locker, Inc.	10	757
Gap, Inc. (The)	16	397
Home Depot, Inc. (The)	87	12,607
L Brands, Inc.	17	895
Lowe’s Cos., Inc.	62	4,611
O’Reilly Automotive, Inc.*	7	1,902
Ross Stores, Inc.	28	1,920
Signet Jewelers Ltd.	5	318
Staples, Inc.	46	414
Tiffany & Co.	8	735
TJX Cos., Inc. (The)	46	3,609
Tractor Supply Co.	9	638
Ulta Beauty, Inc.*	4	1,094
Urban Outfitters, Inc.*	6	156
		34,724
Technology Hardware, Storage & Peripherals - 5.1%
Apple, Inc.	379	51,919
Hewlett Packard Enterprise Co.	118	2,693
HP, Inc.	121	2,102
NetApp, Inc.	20	837
Seagate Technology plc	21	1,012
Western Digital Corp.	20	1,537
Xerox Corp.	60	446
		60,546
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	20	762
Hanesbrands, Inc.	27	540
Michael Kors Holdings Ltd.*	12	438
NIKE, Inc., Class B	95	5,430
PVH Corp.	6	550
Ralph Lauren Corp.	4	317
Under Armour, Inc., Class A*	13	268
Under Armour, Inc., Class C*	13	241
VF Corp.	23	1,207
		9,753
Tobacco - 2.2%
Altria Group, Inc.	138	10,339
Philip Morris International, Inc.	110	12,028
Reynolds American, Inc.	59	3,633
		26,000
Trading Companies & Distributors - 0.2%
Fastenal Co.	21	1,051
United Rentals, Inc.*	6	768
WW Grainger, Inc.	4	992
		2,811
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,014

TOTAL COMMON STOCKS (Cost $1,128,070)		1,190,592

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(c) - 0.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,263 (Cost $3,263)	3,263	3,263

Total Investments - 99.8% (Cost $1,131,333)		1,193,855
Other Assets Less Liabilities - 0.2%		2,650
Net assets - 100.0%		1,196,505

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Amount represents less than one share.

See accompanying notes to schedules of portfolio investments.

(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,199
Aggregate gross unrealized depreciation	(29,316)
Net unrealized appreciation	$61,883
Federal income tax cost of investments	$1,131,972

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Health Care ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 2.6%
Arconic, Inc.	31	893
Boeing Co. (The)	40	7,209
General Dynamics Corp.	20	3,796
L3 Technologies, Inc.	5	842
Lockheed Martin Corp.	18	4,798
Northrop Grumman Corp.	12	2,965
Raytheon Co.	21	3,237
Rockwell Collins, Inc.	9	860
Textron, Inc.	19	899
TransDigm Group, Inc.	4	1,017
United Technologies Corp.	54	6,078
		32,594
Air Freight & Logistics - 0.8%
CH Robinson Worldwide, Inc.	10	804
Expeditors International of Washington, Inc.	13	733
FedEx Corp.	17	3,281
United Parcel Service, Inc., Class B	48	5,076
		9,894
Airlines - 0.7%
Alaska Air Group, Inc.	9	880
American Airlines Group, Inc.	36	1,669
Delta Air Lines, Inc.	52	2,596
Southwest Airlines Co.	43	2,486
United Continental Holdings, Inc.*	20	1,482
		9,113
Auto Components - 0.2%
BorgWarner, Inc.	14	591
Delphi Automotive plc	19	1,446
Goodyear Tire & Rubber Co. (The)	18	631
		2,668
Automobiles - 0.6%
Ford Motor Co.	274	3,433
General Motors Co.	98	3,610
Harley-Davidson, Inc.	12	677
		7,720
Banks - 7.8%
Bank of America Corp.	711	17,547
BB&T Corp.	57	2,749
Citigroup, Inc.	200	11,962
Citizens Financial Group, Inc.	36	1,345
Comerica, Inc.	12	855
Fifth Third Bancorp	53	1,454
Huntington Bancshares, Inc.	76	1,075
JPMorgan Chase & Co.	252	22,836
KeyCorp	76	1,427
M&T Bank Corp.	11	1,837
People’s United Financial, Inc.	22	422
PNC Financial Services Group, Inc. (The)	34	4,326
Regions Financial Corp.	87	1,328
SunTrust Banks, Inc.	35	2,082
US Bancorp	112	6,160
Wells Fargo & Co.	318	18,406
Zions Bancorp	14	629
		96,440
Beverages - 2.3%
Brown-Forman Corp., Class B	13	634
Coca-Cola Co. (The)	273	11,455
Constellation Brands, Inc., Class A	12	1,906
Dr Pepper Snapple Group, Inc.	13	1,215
Molson Coors Brewing Co., Class B	13	1,305
Monster Beverage Corp.*	29	1,202
PepsiCo, Inc.	101	11,148
		28,865
Building Products - 0.4%
Allegion plc	7	508
Fortune Brands Home & Security, Inc.	11	636
Johnson Controls International plc	66	2,768
Masco Corp.	23	777
		4,689
Capital Markets - 3.3%
Affiliated Managers Group, Inc.	4	672
Ameriprise Financial, Inc.	11	1,446
Bank of New York Mellon Corp. (The)	74	3,488
BlackRock, Inc.	9	3,487
CBOE Holdings, Inc.	6	468
Charles Schwab Corp. (The)	85	3,435
CME Group, Inc.	24	2,915
E*TRADE Financial Corp.*	19	656
Franklin Resources, Inc.	24	1,033
Goldman Sachs Group, Inc. (The)	26	6,450
Intercontinental Exchange, Inc.	42	2,399
Invesco Ltd.	29	934
Moody’s Corp.	12	1,336
Morgan Stanley	101	4,613
Nasdaq, Inc.	8	569
Northern Trust Corp.	15	1,310
S&P Global, Inc.	18	2,330
State Street Corp.	25	1,993
T Rowe Price Group, Inc.	17	1,211
		40,745
Chemicals - 2.4%
Air Products & Chemicals, Inc.	15	2,107
Albemarle Corp.	8	812
CF Industries Holdings, Inc.	16	503
Dow Chemical Co. (The)	79	4,919
Eastman Chemical Co.	10	802
Ecolab, Inc.	18	2,231
EI du Pont de Nemours & Co.	61	4,791
FMC Corp.	9	519
International Flavors & Fragrances, Inc.	6	754
LyondellBasell Industries NV, Class A	23	2,099
Monsanto Co.	31	3,529
Mosaic Co. (The)	25	780
PPG Industries, Inc.	19	1,946
Praxair, Inc.	20	2,374
Sherwin-Williams Co. (The)	6	1,851
		30,017
Commercial Services & Supplies - 0.4%
Cintas Corp.	6	708
Republic Services, Inc.	16	991
Stericycle, Inc.*	6	498
Waste Management, Inc.	29	2,126
		4,323
Communications Equipment - 1.3%
Cisco Systems, Inc.	353	12,066
F5 Networks, Inc.*	5	716
Harris Corp.	9	989
Juniper Networks, Inc.	27	756
Motorola Solutions, Inc.	12	948
		15,475
Construction & Engineering - 0.1%
Fluor Corp.	10	554
Jacobs Engineering Group, Inc.	8	451
Quanta Services, Inc.*	11	411
		1,416
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	4	864
Vulcan Materials Co.	9	1,085
		1,949
Consumer Finance - 1.0%
American Express Co.	54	4,323
Capital One Financial Corp.	34	3,191

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Discover Financial Services	28	1,992
Navient Corp.	21	324
Synchrony Financial	55	1,993
		11,823
Containers & Packaging - 0.4%
Avery Dennison Corp.	6	484
Ball Corp.	12	883
International Paper Co.	29	1,528
Sealed Air Corp.	14	651
WestRock Co.	18	967
		4,513
Distributors - 0.1%
Genuine Parts Co.	10	957
LKQ Corp.*	22	695
		1,652
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	15	308

Diversified Financial Services - 1.9%
Berkshire Hathaway, Inc., Class B*	134	22,971
Leucadia National Corp.	23	612
		23,583
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	432	18,053
CenturyLink, Inc.	38	922
Frontier Communications Corp.	82	240
Level 3 Communications, Inc.*	20	1,145
Verizon Communications, Inc.	287	14,244
		34,604
Electric Utilities - 2.3%
Alliant Energy Corp.	16	632
American Electric Power Co., Inc.	35	2,344
Duke Energy Corp.	48	3,962
Edison International	23	1,834
Entergy Corp.	13	997
Eversource Energy	22	1,290
Exelon Corp.	65	2,386
FirstEnergy Corp.	30	973
NextEra Energy, Inc.	33	4,323
PG&E Corp.	36	2,403
Pinnacle West Capital Corp.	8	657
PPL Corp.	48	1,770
Southern Co. (The)	69	3,507
Xcel Energy, Inc.	36	1,574
		28,652
Electrical Equipment - 0.6%
Acuity Brands, Inc.	3	634
AMETEK, Inc.	16	864
Eaton Corp. plc	32	2,303
Emerson Electric Co.	45	2,704
Rockwell Automation, Inc.	9	1,360
		7,865
Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	22	1,522
Corning, Inc.	67	1,850
FLIR Systems, Inc.	10	367
TE Connectivity Ltd.	25	1,862
		5,601
Energy Equipment & Services - 1.3%
Baker Hughes, Inc.	30	1,809
Halliburton Co.	61	3,261
Helmerich & Payne, Inc.	8	547
National Oilwell Varco, Inc.	27	1,091
Schlumberger Ltd.	98	7,875
TechnipFMC plc*	33	1,067
Transocean Ltd.*	27	373
		16,023
Equity Real Estate Investment Trusts (REITs) - 3.2%
American Tower Corp.	30	3,444
Apartment Investment & Management Co., Class A	11	512
AvalonBay Communities, Inc.	10	1,838
Boston Properties, Inc.	11	1,529
Crown Castle International Corp.	25	2,338
Digital Realty Trust, Inc.	11	1,188
Equinix, Inc.	5	1,880
Equity Residential	26	1,640
Essex Property Trust, Inc.	5	1,173
Extra Space Storage, Inc.	9	713
Federal Realty Investment Trust	5	704
GGP, Inc.*	41	1,019
HCP, Inc.	33	1,082
Host Hotels & Resorts, Inc.	52	935
Iron Mountain, Inc.	17	618
Kimco Realty Corp.	30	727
Macerich Co. (The)	8	539
Mid-America Apartment Communities, Inc.	8	822
Prologis, Inc.	37	1,889
Public Storage	10	2,275
Realty Income Corp.	18	1,103
Simon Property Group, Inc.	22	4,057
SL Green Realty Corp.	7	789
UDR, Inc.	19	694
Ventas, Inc.	25	1,626
Vornado Realty Trust	12	1,318
Welltower, Inc.	25	1,760
Weyerhaeuser Co.	53	1,787
		39,999
Food & Staples Retailing - 2.3%
Costco Wholesale Corp.	31	5,492
CVS Health Corp.	75	6,043
Kroger Co. (The)	66	2,099
Sysco Corp.	35	1,845
Walgreens Boots Alliance, Inc.	60	5,183
Wal-Mart Stores, Inc.	106	7,519
Whole Foods Market, Inc.	22	675
		28,856
Food Products - 1.8%
Archer-Daniels-Midland Co.	40	1,879
Campbell Soup Co.	14	831
Conagra Brands, Inc.	29	1,195
General Mills, Inc.	42	2,536
Hershey Co. (The)	10	1,084
Hormel Foods Corp.	19	670
JM Smucker Co. (The)	8	1,134
Kellogg Co.	18	1,333
Kraft Heinz Co. (The)	42	3,843
McCormick & Co., Inc. (Non-Voting)	8	787
Mead Johnson Nutrition Co.	13	1,141
Mondelez International, Inc., Class A	109	4,787
Tyson Foods, Inc., Class A	20	1,251
		22,471
Hotels, Restaurants & Leisure - 1.8%
Carnival Corp.	29	1,622
Chipotle Mexican Grill, Inc.*	2	837
Darden Restaurants, Inc.	9	672
Marriott International, Inc., Class A	23	2,001
McDonald’s Corp.	58	7,404
Royal Caribbean Cruises Ltd.	12	1,153
Starbucks Corp.	102	5,801
Wyndham Worldwide Corp.	8	666
Wynn Resorts Ltd.	6	577
Yum! Brands, Inc.	25	1,633
		22,366
Household Durables - 0.6%
DR Horton, Inc.	24	768
Garmin Ltd.	8	413
Harman International Industries, Inc.	5	558
Leggett & Platt, Inc.	9	443
Lennar Corp., Class A	14	683
Mohawk Industries, Inc.*	4	905

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Newell Brands, Inc.	34	1,667
PulteGroup, Inc.	21	463
Whirlpool Corp.	5	893
		6,793
Household Products - 2.2%
Church & Dwight Co., Inc.	18	897
Clorox Co. (The)	9	1,231
Colgate-Palmolive Co.	62	4,525
Kimberly-Clark Corp.	25	3,314
Procter & Gamble Co. (The)	188	17,121
		27,088
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	46	530
NRG Energy, Inc.	22	364
		894
Industrial Conglomerates - 2.8%
3M Co.	42	7,827
General Electric Co.	622	18,542
Honeywell International, Inc.	54	6,723
Roper Technologies, Inc.	7	1,464
		34,556
Insurance - 3.2%
Aflac, Inc.	29	2,098
Allstate Corp. (The)	26	2,136
American International Group, Inc.	69	4,411
Aon plc	18	2,082
Arthur J. Gallagher & Co.	13	740
Assurant, Inc.	4	396
Chubb Ltd.	33	4,560
Cincinnati Financial Corp.	11	803
Hartford Financial Services Group, Inc. (The)	27	1,320
Lincoln National Corp.	16	1,123
Loews Corp.	19	893
Marsh & McLennan Cos., Inc.	36	2,645
MetLife, Inc.	77	4,038
Principal Financial Group, Inc.	19	1,188
Progressive Corp. (The)	41	1,606
Prudential Financial, Inc.	30	3,316
Torchmark Corp.	8	620
Travelers Cos., Inc. (The)	20	2,445
Unum Group	16	781
Willis Towers Watson plc	9	1,156
XL Group Ltd.	19	769
		39,126
Internet & Direct Marketing Retail - 2.8%
Amazon.com, Inc.*	28	23,661
Expedia, Inc.	8	952
Netflix, Inc.*	30	4,264
Priceline Group, Inc. (The)*	3	5,173
TripAdvisor, Inc.*	8	332
		34,382
Internet Software & Services - 5.2%
Akamai Technologies, Inc.*	12	751
Alphabet, Inc., Class A*	21	17,744
Alphabet, Inc., Class C*	21	17,287
eBay, Inc.*	73	2,475
Facebook, Inc., Class A*	165	22,364
VeriSign, Inc.*	6	495
Yahoo!, Inc.*	62	2,831
		63,947
IT Services - 4.3%
Accenture plc, Class A	44	5,390
Alliance Data Systems Corp.	4	972
Automatic Data Processing, Inc.	32	3,284
Cognizant Technology Solutions Corp., Class A*	43	2,548
CSRA, Inc.	10	298
Fidelity National Information Services, Inc.	23	1,892
Fiserv, Inc.*	15	1,731
Global Payments, Inc.	11	876
International Business Machines Corp.	61	10,969
Mastercard, Inc., Class A	67	7,401
Paychex, Inc.	23	1,413
PayPal Holdings, Inc.*	79	3,318
Teradata Corp.*	9	280
Total System Services, Inc.	12	654
Visa, Inc., Class A	131	11,520
Western Union Co. (The)	34	668
		53,214
Leisure Products - 0.1%
Hasbro, Inc.	8	775
Mattel, Inc.	24	617
		1,392
Machinery - 1.7%
Caterpillar, Inc.	41	3,963
Cummins, Inc.	11	1,633
Deere & Co.	20	2,190
Dover Corp.	11	881
Flowserve Corp.	9	418
Fortive Corp.	21	1,211
Illinois Tool Works, Inc.	22	2,904
Ingersoll-Rand plc	18	1,428
PACCAR, Inc.	25	1,670
Parker-Hannifin Corp.	9	1,393
Pentair plc	12	697
Snap-on, Inc.	4	679
Stanley Black & Decker, Inc.	11	1,399
Xylem, Inc.	13	626
		21,092
Media - 3.6%
CBS Corp. (Non-Voting), Class B	28	1,846
Charter Communications, Inc., Class A*	15	4,846
Comcast Corp., Class A	335	12,536
Discovery Communications, Inc., Class A*	11	316
Discovery Communications, Inc., Class C*	16	449
Interpublic Group of Cos., Inc. (The)	28	675
News Corp., Class A	27	346
News Corp., Class B	8	106
Omnicom Group, Inc.	17	1,447
Scripps Networks Interactive, Inc., Class A	7	565
TEGNA, Inc.	15	384
Time Warner, Inc.	54	5,303
Twenty-First Century Fox, Inc., Class A	74	2,214
Twenty-First Century Fox, Inc., Class B	34	998
Viacom, Inc., Class B	24	1,043
Walt Disney Co. (The)	103	11,339
		44,413
Metals & Mining - 0.3%
Freeport-McMoRan, Inc.*	93	1,246
Newmont Mining Corp.	37	1,267
Nucor Corp.	22	1,377
		3,890
Multiline Retail - 0.5%
Dollar General Corp.	18	1,314
Dollar Tree, Inc.*	17	1,304
Kohl’s Corp.	12	511
Macy’s, Inc.	21	698
Nordstrom, Inc.	8	373
Target Corp.	39	2,292
		6,492
Multi-Utilities - 1.2%
Ameren Corp.	17	930
CenterPoint Energy, Inc.	30	820

See accompanying notes to schedules of portfolio investments.

Investments	Shares		Value ($)
CMS Energy Corp.	20		890
Consolidated Edison, Inc.	21		1,618
Dominion Resources, Inc.	44		3,416
DTE Energy Co.	13		1,318
NiSource, Inc.	23		550
Public Service Enterprise Group, Inc.	36		1,655
SCANA Corp.	10		694
Sempra Energy	18		1,985
WEC Energy Group, Inc.	22		1,326
			15,202
Oil, Gas & Consumable Fuels - 6.4%
Anadarko Petroleum Corp.	39		2,521
Apache Corp.	27		1,420
Cabot Oil & Gas Corp.	33		723
Chesapeake Energy Corp.*	52		283
Chevron Corp.	133		14,963
Cimarex Energy Co.	7		880
Concho Resources, Inc.*	10		1,325
ConocoPhillips	87		4,139
Devon Energy Corp.	37		1,604
Enbridge, Inc.	—	(b)	9
EOG Resources, Inc.	41		3,977
EQT Corp.	12		719
Exxon Mobil Corp.	292		23,745
Hess Corp.	19		977
Kinder Morgan, Inc.	135		2,877
Marathon Oil Corp.	60		960
Marathon Petroleum Corp.	37		1,835
Murphy Oil Corp.	11		311
Newfield Exploration Co.*	14		510
Noble Energy, Inc.	30		1,092
Occidental Petroleum Corp.	54		3,540
ONEOK, Inc.	15		811
Phillips 66	31		2,424
Pioneer Natural Resources Co.	12		2,232
Range Resources Corp.	13		359
Southwestern Energy Co.*	35		263
Tesoro Corp.	8		682
Valero Energy Corp.	32		2,174
Williams Cos., Inc. (The)	57		1,615
			78,970
Personal Products - 0.2%
Coty, Inc., Class A	33		620
Estee Lauder Cos., Inc. (The), Class A	16		1,325
			1,945
Professional Services - 0.3%
Dun & Bradstreet Corp. (The)	3		316
Equifax, Inc.	8		1,049
Nielsen Holdings plc	24		1,065
Robert Half International, Inc.	9		434
Verisk Analytics, Inc.*	11		912
			3,776
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	21		748

Road & Rail - 1.1%
CSX Corp.	66		3,205
JB Hunt Transport Services, Inc.	6		589
Kansas City Southern	8		709
Norfolk Southern Corp.	21		2,542
Ryder System, Inc.	4		305
Union Pacific Corp.	58		6,260
			13,610
Semiconductors & Semiconductor Equipment - 3.8%
Analog Devices, Inc.	22		1,802
Applied Materials, Inc.	76		2,753
Broadcom Ltd.	28		5,906
First Solar, Inc.*	5		181
Intel Corp.	333		12,055
KLA-Tencor Corp.	11		991
Lam Research Corp.	11		1,304
Linear Technology Corp.	17		1,098
Microchip Technology, Inc.	15		1,088
Micron Technology, Inc.*	73		1,711
NVIDIA Corp.	38		3,856
Qorvo, Inc.*	9		595
QUALCOMM, Inc.	104		5,874
Skyworks Solutions, Inc.	13		1,233
Texas Instruments, Inc.	70		5,363
Xilinx, Inc.	18		1,059
			46,869
Software - 5.1%
Activision Blizzard, Inc.	48		2,166
Adobe Systems, Inc.*	35		4,142
Autodesk, Inc.*	14		1,208
CA, Inc.	22		710
Citrix Systems, Inc.*	11		868
Electronic Arts, Inc.*	21		1,817
Intuit, Inc.	17		2,132
Microsoft Corp.	547		34,997
Oracle Corp.	211		8,987
Red Hat, Inc.*	13		1,077
salesforce.com, Inc.*	45		3,661
Symantec Corp.	44		1,257
			63,022
Specialty Retail - 2.8%
Advance Auto Parts, Inc.	5		783
AutoNation, Inc.*	5		229
AutoZone, Inc.*	2		1,473
Bed Bath & Beyond, Inc.	11		444
Best Buy Co., Inc.	19		838
CarMax, Inc.*	13		839
Foot Locker, Inc.	10		757
Gap, Inc. (The)	15		372
Home Depot, Inc. (The)	86		12,462
L Brands, Inc.	17		895
Lowe’s Cos., Inc.	61		4,537
O’Reilly Automotive, Inc.*	7		1,902
Ross Stores, Inc.	28		1,920
Signet Jewelers Ltd.	5		318
Staples, Inc.	46		414
Tiffany & Co.	8		735
TJX Cos., Inc. (The)	46		3,609
Tractor Supply Co.	9		638
Ulta Beauty, Inc.*	4		1,094
Urban Outfitters, Inc.*	6		156
			34,415
Technology Hardware, Storage & Peripherals - 4.9%
Apple, Inc.	375		51,371
Hewlett Packard Enterprise Co.	117		2,670
HP, Inc.	120		2,084
NetApp, Inc.	19		795
Seagate Technology plc	21		1,012
Western Digital Corp.	20		1,538
Xerox Corp.	60		446
			59,916
Textiles, Apparel & Luxury Goods - 0.8%
Coach, Inc.	20		762
Hanesbrands, Inc.	27		540
Michael Kors Holdings Ltd.*	12		438
NIKE, Inc., Class B	94		5,373
PVH Corp.	6		550
Ralph Lauren Corp.	4		317
Under Armour, Inc., Class A*	13		268
Under Armour, Inc., Class C*	13		241
VF Corp.	23		1,207
			9,696
Tobacco - 2.1%
Altria Group, Inc.	137		10,264
Philip Morris International, Inc.	109		11,919

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Reynolds American, Inc.	58	3,571
		25,754
Trading Companies & Distributors - 0.2%
Fastenal Co.	20	1,001
United Rentals, Inc.*	6	768
WW Grainger, Inc.	4	992
		2,761
Water Utilities - 0.1%
American Water Works Co., Inc.	13	1,014

TOTAL COMMON STOCKS (Cost $1,122,683)		1,229,201

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.3%

REPURCHASE AGREEMENT(c) - 0.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,994 (Cost $3,994)	3,994	3,994

Total Investments - 99.9% (Cost $1,126,677)		1,233,195
Other Assets Less Liabilities - 0.1%		1,095
Net assets - 100.0%		1,234,290

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Amount represents less than one share.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$123,882
Aggregate gross unrealized depreciation	(18,151)
Net unrealized appreciation	$105,731
Federal income tax cost of investments	$1,127,464

See accompanying notes to schedules of portfolio investments.

S&P 500® Ex-Technology ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.6%

Aerospace & Defense - 3.0%
Arconic, Inc.	33	950
Boeing Co. (The)	44	7,930
General Dynamics Corp.	22	4,176
L3 Technologies, Inc.	6	1,010
Lockheed Martin Corp.	19	5,065
Northrop Grumman Corp.	13	3,212
Raytheon Co.	22	3,391
Rockwell Collins, Inc.	10	956
Textron, Inc.	21	993
TransDigm Group, Inc.	4	1,017
United Technologies Corp.	58	6,528
		35,228
Air Freight & Logistics - 0.9%
CH Robinson Worldwide, Inc.	11	884
Expeditors International of Washington, Inc.	14	789
FedEx Corp.	19	3,667
United Parcel Service, Inc., Class B	52	5,500
		10,840
Airlines - 0.8%
Alaska Air Group, Inc.	9	880
American Airlines Group, Inc.	39	1,808
Delta Air Lines, Inc.	56	2,796
Southwest Airlines Co.	47	2,717
United Continental Holdings, Inc.*	22	1,630
		9,831
Auto Components - 0.3%
BorgWarner, Inc.	15	633
Delphi Automotive plc	21	1,599
Goodyear Tire & Rubber Co. (The)	20	701
		2,933
Automobiles - 0.7%
Ford Motor Co.	297	3,722
General Motors Co.	105	3,868
Harley-Davidson, Inc.	13	733
		8,323
Banks - 8.8%
Bank of America Corp.	768	18,954
BB&T Corp.	62	2,990
Citigroup, Inc.	217	12,979
Citizens Financial Group, Inc.	39	1,457
Comerica, Inc.	13	927
Fifth Third Bancorp	57	1,564
Huntington Bancshares, Inc.	82	1,159
JPMorgan Chase & Co.	272	24,649
KeyCorp	82	1,539
M&T Bank Corp.	12	2,004
People’s United Financial, Inc.	24	461
PNC Financial Services Group, Inc. (The)	37	4,708
Regions Financial Corp.	94	1,435
SunTrust Banks, Inc.	37	2,201
US Bancorp	121	6,655
Wells Fargo & Co.	344	19,911
Zions Bancorp	15	673
		104,266
Beverages - 2.7%
Brown-Forman Corp., Class B	14	683
Coca-Cola Co. (The)	295	12,378
Constellation Brands, Inc., Class A	14	2,223
Dr Pepper Snapple Group, Inc.	14	1,308
Molson Coors Brewing Co., Class B	14	1,406
Monster Beverage Corp.*	31	1,285
PepsiCo, Inc.	109	12,031
		31,314
Biotechnology - 3.8%
AbbVie, Inc.	124	7,668
Alexion Pharmaceuticals, Inc.*	17	2,231
Amgen, Inc.	57	10,062
Biogen, Inc.*	17	4,906
Celgene Corp.*	59	7,287
Gilead Sciences, Inc.	100	7,048
Incyte Corp.*	13	1,731
Regeneron Pharmaceuticals, Inc.*	6	2,241
Vertex Pharmaceuticals, Inc.*	19	1,722
		44,896
Building Products - 0.4%
Allegion plc	7	508
Fortune Brands Home & Security, Inc.	12	694
Johnson Controls International plc	71	2,978
Masco Corp.	25	844
		5,024
Capital Markets - 3.7%
Affiliated Managers Group, Inc.	4	672
Ameriprise Financial, Inc.	12	1,578
Bank of New York Mellon Corp. (The)	80	3,771
BlackRock, Inc.	9	3,487
CBOE Holdings, Inc.	7	546
Charles Schwab Corp. (The)	92	3,718
CME Group, Inc.	26	3,158
E*TRADE Financial Corp.*	21	725
Franklin Resources, Inc.	26	1,119
Goldman Sachs Group, Inc. (The)	28	6,946
Intercontinental Exchange, Inc.	45	2,571
Invesco Ltd.	31	998
Moody’s Corp.	13	1,448
Morgan Stanley	110	5,024
Nasdaq, Inc.	9	640
Northern Trust Corp.	16	1,397
S&P Global, Inc.	20	2,589
State Street Corp.	28	2,232
T Rowe Price Group, Inc.	19	1,353
		43,972
Chemicals - 2.7%
Air Products & Chemicals, Inc.	17	2,388
Albemarle Corp.	9	914
CF Industries Holdings, Inc.	18	565
Dow Chemical Co. (The)	85	5,292
Eastman Chemical Co.	11	883
Ecolab, Inc.	20	2,479
EI du Pont de Nemours & Co.	66	5,184
FMC Corp.	10	576
International Flavors & Fragrances, Inc.	6	754
LyondellBasell Industries NV, Class A	25	2,281
Monsanto Co.	33	3,756
Mosaic Co. (The)	27	842
PPG Industries, Inc.	20	2,049
Praxair, Inc.	22	2,612
Sherwin-Williams Co. (The)	6	1,851
		32,426
Commercial Services & Supplies - 0.4%
Cintas Corp.	7	826
Republic Services, Inc.	18	1,115
Stericycle, Inc.*	6	497
Waste Management, Inc.	31	2,273
		4,711
Construction & Engineering - 0.1%
Fluor Corp.	11	609
Jacobs Engineering Group, Inc.	9	508
Quanta Services, Inc.*	11	410
		1,527

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	5	1,080
Vulcan Materials Co.	10	1,206
		2,286
Consumer Finance - 1.1%
American Express Co.	58	4,644
Capital One Financial Corp.	37	3,473
Discover Financial Services	30	2,134
Navient Corp.	23	354
Synchrony Financial	60	2,174
		12,779
Containers & Packaging - 0.4%
Avery Dennison Corp.	7	565
Ball Corp.	13	956
International Paper Co.	31	1,634
Sealed Air Corp.	15	697
WestRock Co.	19	1,020
		4,872
Distributors - 0.2%
Genuine Parts Co.	11	1,053
LKQ Corp.*	23	726
		1,779
Diversified Consumer Services - 0.0%(a)
H&R Block, Inc.	16	329

Diversified Financial Services - 2.1%
Berkshire Hathaway, Inc., Class B*	144	24,684
Leucadia National Corp.	25	666
		25,350
Electric Utilities - 2.6%
Alliant Energy Corp.	17	671
American Electric Power Co., Inc.	37	2,478
Duke Energy Corp.	52	4,293
Edison International	25	1,993
Entergy Corp.	14	1,073
Eversource Energy	24	1,408
Exelon Corp.	70	2,570
FirstEnergy Corp.	32	1,038
NextEra Energy, Inc.	36	4,716
PG&E Corp.	38	2,536
Pinnacle West Capital Corp.	8	657
PPL Corp.	52	1,918
Southern Co. (The)	74	3,761
Xcel Energy, Inc.	39	1,705
		30,817
Electrical Equipment - 0.7%
Acuity Brands, Inc.	3	634
AMETEK, Inc.	18	972
Eaton Corp. plc	34	2,447
Emerson Electric Co.	49	2,945
Rockwell Automation, Inc.	10	1,511
		8,509
Energy Equipment & Services - 1.5%
Baker Hughes, Inc.	32	1,929
Halliburton Co.	66	3,528
Helmerich & Payne, Inc.	8	547
National Oilwell Varco, Inc.	29	1,172
Schlumberger Ltd.	106	8,518
TechnipFMC plc*	36	1,164
Transocean Ltd.*	30	415
		17,273
Equity Real Estate Investment Trusts (REITs) - 3.6%
American Tower Corp.	32	3,673
Apartment Investment & Management Co., Class A	12	558
AvalonBay Communities, Inc.	10	1,838
Boston Properties, Inc.	12	1,668
Crown Castle International Corp.	27	2,525
Digital Realty Trust, Inc.	12	1,296
Equinix, Inc.	5	1,880
Equity Residential	28	1,766
Essex Property Trust, Inc.	5	1,174
Extra Space Storage, Inc.	10	792
Federal Realty Investment Trust	5	704
GGP, Inc.*	44	1,094
HCP, Inc.	36	1,181
Host Hotels & Resorts, Inc.	56	1,007
Iron Mountain, Inc.	19	691
Kimco Realty Corp.	32	776
Macerich Co. (The)	9	606
Mid-America Apartment Communities, Inc.	9	925
Prologis, Inc.	40	2,042
Public Storage	11	2,502
Realty Income Corp.	20	1,226
Simon Property Group, Inc.	24	4,426
SL Green Realty Corp.	8	901
UDR, Inc.	20	730
Ventas, Inc.	27	1,756
Vornado Realty Trust	13	1,428
Welltower, Inc.	28	1,971
Weyerhaeuser Co.	57	1,922
		43,058
Food & Staples Retailing - 2.6%
Costco Wholesale Corp.	33	5,847
CVS Health Corp.	81	6,527
Kroger Co. (The)	72	2,290
Sysco Corp.	38	2,003
Walgreens Boots Alliance, Inc.	65	5,615
Wal-Mart Stores, Inc.	114	8,086
Whole Foods Market, Inc.	24	736
		31,104
Food Products - 2.1%
Archer-Daniels-Midland Co.	44	2,067
Campbell Soup Co.	15	890
Conagra Brands, Inc.	32	1,319
General Mills, Inc.	45	2,717
Hershey Co. (The)	11	1,192
Hormel Foods Corp.	21	740
JM Smucker Co. (The)	9	1,275
Kellogg Co.	19	1,407
Kraft Heinz Co. (The)	45	4,118
McCormick & Co., Inc. (Non-Voting)	9	886
Mead Johnson Nutrition Co.	14	1,229
Mondelez International, Inc., Class A	117	5,139
Tyson Foods, Inc., Class A	22	1,376
		24,355
Health Care Equipment & Supplies - 3.4%
Abbott Laboratories	131	5,898
Baxter International, Inc.	37	1,884
Becton Dickinson and Co.	16	2,929
Boston Scientific Corp.*	104	2,553
Cooper Cos., Inc. (The)	4	797
CR Bard, Inc.	6	1,471
Danaher Corp.	46	3,935
DENTSPLY SIRONA, Inc.	18	1,143
Edwards Lifesciences Corp.*	16	1,505
Hologic, Inc.*	21	852
IDEXX Laboratories, Inc.*	7	1,015
Intuitive Surgical, Inc.*	3	2,211
Medtronic plc	104	8,415
Stryker Corp.	24	3,086
Varian Medical Systems, Inc.*	7	587
Zimmer Biomet Holdings, Inc.	15	1,756
		40,037
Health Care Providers & Services - 3.5%
Aetna, Inc.	27	3,477
AmerisourceBergen Corp.	13	1,190
Anthem, Inc.	20	3,296
Cardinal Health, Inc.	24	1,953
Centene Corp.*	13	916
Cigna Corp.	20	2,978

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
DaVita, Inc.*	12	833
Envision Healthcare Corp.*	9	630
Express Scripts Holding Co.*	47	3,321
HCA Holdings, Inc.*	22	1,919
Henry Schein, Inc.*	6	1,029
Humana, Inc.	11	2,324
Laboratory Corp. of America Holdings*	8	1,138
McKesson Corp.	16	2,402
Patterson Cos., Inc.	6	273
Quest Diagnostics, Inc.	11	1,072
UnitedHealth Group, Inc.	72	11,907
Universal Health Services, Inc., Class B	7	879
		41,537
Health Care Technology - 0.1%
Cerner Corp.*	23	1,266

Hotels, Restaurants & Leisure - 2.0%
Carnival Corp.	32	1,790
Chipotle Mexican Grill, Inc.*	2	837
Darden Restaurants, Inc.	9	672
Marriott International, Inc., Class A	24	2,088
McDonald’s Corp.	63	8,042
Royal Caribbean Cruises Ltd.	13	1,249
Starbucks Corp.	111	6,313
Wyndham Worldwide Corp.	8	666
Wynn Resorts Ltd.	6	577
Yum! Brands, Inc.	27	1,764
		23,998
Household Durables - 0.6%
DR Horton, Inc.	26	832
Garmin Ltd.	9	464
Harman International Industries, Inc.	5	558
Leggett & Platt, Inc.	10	492
Lennar Corp., Class A	15	732
Mohawk Industries, Inc.*	5	1,132
Newell Brands, Inc.	37	1,814
PulteGroup, Inc.	23	507
Whirlpool Corp.	6	1,072
		7,603
Household Products - 2.5%
Church & Dwight Co., Inc.	20	997
Clorox Co. (The)	10	1,368
Colgate-Palmolive Co.	68	4,963
Kimberly-Clark Corp.	27	3,579
Procter & Gamble Co. (The)	203	18,487
		29,394
Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	50	576
NRG Energy, Inc.	24	397
		973
Industrial Conglomerates - 3.2%
3M Co.	46	8,572
General Electric Co.	672	20,032
Honeywell International, Inc.	58	7,221
Roper Technologies, Inc.	8	1,674
		37,499
Insurance - 3.6%
Aflac, Inc.	31	2,243
Allstate Corp. (The)	28	2,300
American International Group, Inc.	74	4,730
Aon plc	20	2,313
Arthur J. Gallagher & Co.	14	797
Assurant, Inc.	4	396
Chubb Ltd.	35	4,836
Cincinnati Financial Corp.	11	802
Hartford Financial Services Group, Inc. (The)	29	1,418
Lincoln National Corp.	17	1,193
Loews Corp.	21	987
Marsh & McLennan Cos., Inc.	39	2,866
MetLife, Inc.	84	4,405
Principal Financial Group, Inc.	20	1,251
Progressive Corp. (The)	44	1,724
Prudential Financial, Inc.	33	3,648
Torchmark Corp.	8	620
Travelers Cos., Inc. (The)	22	2,689
Unum Group	18	879
Willis Towers Watson plc	10	1,284
XL Group Ltd.	20	810
		42,191
Internet & Direct Marketing Retail - 3.2%
Amazon.com, Inc.*	30	25,351
Expedia, Inc.	9	1,072
Netflix, Inc.*	33	4,690
Priceline Group, Inc. (The)*	4	6,897
TripAdvisor, Inc.*	9	373
		38,383
Leisure Products - 0.1%
Hasbro, Inc.	9	872
Mattel, Inc.	26	669
		1,541
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	25	1,283
Illumina, Inc.*	11	1,841
Mettler-Toledo International, Inc.*	2	953
PerkinElmer, Inc.	8	434
Thermo Fisher Scientific, Inc.	30	4,730
Waters Corp.*	6	930
		10,171
Machinery - 1.9%
Caterpillar, Inc.	44	4,253
Cummins, Inc.	12	1,782
Deere & Co.	22	2,409
Dover Corp.	12	961
Flowserve Corp.	10	464
Fortive Corp.	23	1,326
Illinois Tool Works, Inc.	24	3,168
Ingersoll-Rand plc	20	1,587
PACCAR, Inc.	27	1,804
Parker-Hannifin Corp.	10	1,548
Pentair plc	13	755
Snap-on, Inc.	4	679
Stanley Black & Decker, Inc.	11	1,399
Xylem, Inc.	14	674
		22,809
Media - 4.1%
CBS Corp. (Non-Voting), Class B	30	1,977
Charter Communications, Inc., Class A*	16	5,169
Comcast Corp., Class A	362	13,546
Discovery Communications, Inc., Class A*	12	345
Discovery Communications, Inc., Class C*	17	477
Interpublic Group of Cos., Inc. (The)	30	723
News Corp., Class A	29	372
News Corp., Class B	9	119
Omnicom Group, Inc.	18	1,532
Scripps Networks Interactive, Inc., Class A	7	565
TEGNA, Inc.	16	410
Time Warner, Inc.	59	5,794
Twenty-First Century Fox, Inc., Class A	80	2,394
Twenty-First Century Fox, Inc., Class B	37	1,086
Viacom, Inc., Class B	26	1,130
Walt Disney Co. (The)	111	12,220
		47,859

See accompanying notes to schedules of portfolio investments.

Investments	Shares		Value ($)
Metals & Mining - 0.4%
Freeport-McMoRan, Inc.*	101		1,353
Newmont Mining Corp.	40		1,370
Nucor Corp.	24		1,502
			4,225
Multiline Retail - 0.6%
Dollar General Corp.	19		1,388
Dollar Tree, Inc.*	18		1,380
Kohl’s Corp.	13		554
Macy’s, Inc.	23		764
Nordstrom, Inc.	9		420
Target Corp.	43		2,527
			7,033
Multi-Utilities - 1.4%
Ameren Corp.	18		984
CenterPoint Energy, Inc.	33		902
CMS Energy Corp.	21		935
Consolidated Edison, Inc.	23		1,772
Dominion Resources, Inc.	48		3,727
DTE Energy Co.	14		1,419
NiSource, Inc.	25		598
Public Service Enterprise Group, Inc.	38		1,747
SCANA Corp.	11		763
Sempra Energy	19		2,096
WEC Energy Group, Inc.	24		1,446
			16,389
Oil, Gas & Consumable Fuels - 7.2%
Anadarko Petroleum Corp.	42		2,715
Apache Corp.	29		1,525
Cabot Oil & Gas Corp.	35		766
Chesapeake Energy Corp.*	57		311
Chevron Corp.	144		16,200
Cimarex Energy Co.	7		880
Concho Resources, Inc.*	11		1,457
ConocoPhillips	94		4,472
Devon Energy Corp.	40		1,734
Enbridge, Inc.	—	(b)	6
EOG Resources, Inc.	44		4,268
EQT Corp.	13		779
Exxon Mobil Corp.	315		25,616
Hess Corp.	20		1,029
Kinder Morgan, Inc.	146		3,111
Marathon Oil Corp.	64		1,024
Marathon Petroleum Corp.	40		1,984
Murphy Oil Corp.	12		339
Newfield Exploration Co.*	15		547
Noble Energy, Inc.	33		1,201
Occidental Petroleum Corp.	58		3,802
ONEOK, Inc.	16		865
Phillips 66	34		2,658
Pioneer Natural Resources Co.	13		2,418
Range Resources Corp.	14		387
Southwestern Energy Co.*	37		278
Tesoro Corp.	9		767
Valero Energy Corp.	34		2,310
Williams Cos., Inc. (The)	62		1,757
			85,206
Personal Products - 0.2%
Coty, Inc., Class A	36		676
Estee Lauder Cos., Inc. (The), Class A	17		1,409
			2,085
Pharmaceuticals - 6.8%
Allergan plc	29		7,100
Bristol-Myers Squibb Co.	127		7,202
Eli Lilly & Co.	74		6,128
Endo International plc*	15		205
Johnson & Johnson	207		25,297
Mallinckrodt plc*	8		419
Merck & Co., Inc.	210		13,833
Mylan NV*	35		1,465
Perrigo Co. plc	11		822
Pfizer, Inc.	461		15,729
Zoetis, Inc.	38		2,026
			80,226
Professional Services - 0.4%
Dun & Bradstreet Corp. (The)	3		317
Equifax, Inc.	9		1,180
Nielsen Holdings plc	26		1,153
Robert Half International, Inc.	10		482
Verisk Analytics, Inc.*	12		995
			4,127
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	23		819

Road & Rail - 1.2%
CSX Corp.	71		3,448
JB Hunt Transport Services, Inc.	7		687
Kansas City Southern	8		709
Norfolk Southern Corp.	22		2,663
Ryder System, Inc.	4		304
Union Pacific Corp.	63		6,800
			14,611
Specialty Retail - 3.1%
Advance Auto Parts, Inc.	6		940
AutoNation, Inc.*	5		229
AutoZone, Inc.*	2		1,473
Bed Bath & Beyond, Inc.	12		485
Best Buy Co., Inc.	21		927
CarMax, Inc.*	14		904
Foot Locker, Inc.	10		757
Gap, Inc. (The)	17		422
Home Depot, Inc. (The)	93		13,477
L Brands, Inc.	18		947
Lowe’s Cos., Inc.	66		4,908
O’Reilly Automotive, Inc.*	7		1,902
Ross Stores, Inc.	30		2,057
Signet Jewelers Ltd.	5		318
Staples, Inc.	49		440
Tiffany & Co.	8		735
TJX Cos., Inc. (The)	50		3,922
Tractor Supply Co.	10		709
Ulta Beauty, Inc.*	4		1,094
Urban Outfitters, Inc.*	7		182
			36,828
Textiles, Apparel & Luxury Goods - 0.9%
Coach, Inc.	21		800
Hanesbrands, Inc.	29		580
Michael Kors Holdings Ltd.*	12		438
NIKE, Inc., Class B	102		5,830
PVH Corp.	6		550
Ralph Lauren Corp.	4		317
Under Armour, Inc., Class A*	14		289
Under Armour, Inc., Class C*	14		260
VF Corp.	25		1,311
			10,375
Tobacco - 2.4%
Altria Group, Inc.	148		11,088
Philip Morris International, Inc.	118		12,903
Reynolds American, Inc.	63		3,879
			27,870
Trading Companies & Distributors - 0.2%
Fastenal Co.	22		1,101
United Rentals, Inc.*	6		768
WW Grainger, Inc.	4		992
			2,861
Water Utilities - 0.1%
American Water Works Co., Inc.	14		1,092

TOTAL COMMON STOCKS (Cost $1,116,997)			1,176,810

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 0.2%

REPURCHASE AGREEMENT(c) - 0.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,809 (Cost $2,809)	2,809	2,809

Total Investments - 99.8% (Cost $1,119,806)		1,179,619
Other Assets Less Liabilities - 0.2%		2,447
Net assets - 100.0%		1,182,066

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Amount represents less than one share.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$99,606
Aggregate gross unrealized depreciation	(40,239)
Net unrealized appreciation	$59,367
Federal income tax cost of investments	$1,120,252

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Europe ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 99.0%

Aerospace & Defense - 1.7%
Airbus SE	263	19,372
BAE Systems plc	1,535	12,034
Cobham plc	829	1,236
Leonardo SpA*	162	2,233
Meggitt plc	333	1,950
MTU Aero Engines AG	25	3,182
Rolls-Royce Holdings plc*	778	7,619
Safran SA	142	10,134
Thales SA	50	4,941
Zodiac Aerospace	95	2,799
		65,500
Air Freight & Logistics - 0.5%
Bollore SA	419	1,629
bpost SA	42	1,046
Deutsche Post AG (Registered)	458	15,756
Royal Mail plc	420	2,167
		20,598
Airlines - 0.2%
Deutsche Lufthansa AG (Registered)	99	1,455
easyJet plc	101	1,195
International Consolidated Airlines Group SA	514	3,435
		6,085
Auto Components - 0.9%
Cie Generale des Etablissements Michelin	87	9,804
Cie Plastic Omnium SA	26	881
Continental AG	52	10,581
Faurecia	31	1,367
GKN plc	790	3,538
Hella KGaA Hueck & Co.	14	555
Nokian Renkaat OYJ	57	2,249
Valeo SA	113	6,965
		35,940
Automobiles - 2.3%
Bayerische Motoren Werke AG	157	14,075
Bayerische Motoren Werke AG (Preference)	24	1,795
Daimler AG (Registered)	496	36,177
Ferrari NV	64	4,182
Fiat Chrysler Automobiles NV*	503	5,521
Peugeot SA*	188	3,588
Porsche Automobil Holding SE (Preference)	74	4,101
Renault SA	84	7,472
Volkswagen AG	13	1,973
Volkswagen AG (Preference)	86	12,766
		91,650
Banks - 10.8%
ABN AMRO Group NV, CVA(a)	137	3,145
Banco Bilbao Vizcaya Argentaria SA	3,143	20,633
Banco de Sabadell SA	2,319	3,420
Banco Popular Espanol SA*	1,386	1,233
Banco Santander SA	6,936	37,986
Bank of Ireland*	13,351	3,178
Bankia SA	1,973	1,956
Bankinter SA	335	2,591
Banque Cantonale Vaudoise (Registered)	1	686
Barclays plc	8,145	22,957
BNP Paribas SA	470	27,533
CaixaBank SA	1,730	6,063
Commerzbank AG	505	3,864
Credit Agricole SA	544	6,587
CYBG plc*	354	1,163
Danske Bank A/S	347	11,618
DNB ASA	506	8,325
Erste Group Bank AG*	138	4,027
FinecoBank Banca Fineco SpA	191	1,096
HSBC Holdings plc	9,611	77,321
ING Groep NV	1,860	25,723
Intesa Sanpaolo SpA	396	884
Intesa Sanpaolo SpA	5,662	13,236
Jyske Bank A/S (Registered)	31	1,601
KBC Group NV	133	8,160
Lloyds Banking Group plc	30,821	26,337
Mediobanca SpA	237	1,905
Natixis SA	400	2,189
Nordea Bank AB	1,530	17,974
Raiffeisen Bank International AG*	64	1,425
Royal Bank of Scotland Group plc*	1,485	4,394
Skandinaviska Enskilda Banken AB, Class A	676	7,754
Societe Generale SA	353	15,720
Standard Chartered plc*	1,303	11,713
Svenska Handelsbanken AB, Class A	711	9,916
Svenska Handelsbanken AB, Class B	20	280
Swedbank AB, Class A	496	12,276
UniCredit SpA	1,007	13,536
Unione di Banche Italiane SpA	370	1,160
		421,565
Beverages - 2.8%
Anheuser-Busch InBev SA/NV	384	42,130
Carlsberg A/S, Class B	50	4,407
Coca-Cola HBC AG*	83	2,009
Davide Campari-Milano SpA	120	1,218
Diageo plc	1,213	34,234
Heineken Holding NV	48	3,657
Heineken NV	106	8,774
Pernod Ricard SA	103	11,809
Remy Cointreau SA	12	1,069
		109,307
Biotechnology - 1.3%
Actelion Ltd. (Registered)*	45	12,146
Genmab A/S*	26	5,166
Grifols SA	161	3,532
Grifols SA (Preference), Class B	110	1,919
Shire plc	433	26,155
		48,918
Building Products - 0.7%
Assa Abloy AB, Class B	455	8,871
Cie de Saint-Gobain	230	11,054
Geberit AG (Registered)	18	7,812
		27,737
Capital Markets - 2.4%
3i Group plc	443	3,795
Aberdeen Asset Management plc	422	1,452
Amundi SA(a)	18	1,047
Ashmore Group plc	213	944
Credit Suisse Group AG (Registered)*	1,002	15,158
Deutsche Bank AG (Registered)*	669	13,222
Deutsche Boerse AG*	91	7,823
Hargreaves Lansdown plc	117	1,944
Henderson Group plc	452	1,257
Investec plc	305	2,196
Julius Baer Group Ltd.*	102	5,006
London Stock Exchange Group plc	153	5,860
Melker Schorling AB	6	366
NEX Group plc	130	940
Partners Group Holding AG	11	5,772
Schroders plc	54	2,065
UBS Group AG (Registered)	1,678	25,921
		94,768
Chemicals - 4.3%
Air Liquide SA	185	20,032
Akzo Nobel NV	120	8,073
Arkema SA	35	3,403
BASF SE	445	41,564

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Chr Hansen Holding A/S	38	2,275
Clariant AG (Registered)*	133	2,493
Covestro AG(a)	28	2,115
Croda International plc	60	2,619
EMS-Chemie Holding AG (Registered)	3	1,712
Evonik Industries AG	69	2,222
FUCHS PETROLUB SE	19	809
Fuchs Petrolub SE (Preference)	30	1,393
Givaudan SA (Registered)	4	7,285
Johnson Matthey plc	88	3,355
K+S AG (Registered)	83	1,947
Koninklijke DSM NV	82	5,402
LANXESS AG	44	2,997
Linde AG	87	14,177
Novozymes A/S, Class B	108	4,167
Sika AG	1	5,647
Solvay SA	35	4,089
Symrise AG	56	3,494
Syngenta AG (Registered)	44	19,003
Umicore SA	45	2,377
Wacker Chemie AG	8	899
Yara International ASA	85	3,237
		166,786
Commercial Services & Supplies - 0.4%
Aggreko plc	103	1,351
Babcock International Group plc	108	1,274
Edenred	109	2,474
G4S plc	665	2,169
ISS A/S	89	3,479
Rentokil Initial plc	829	2,466
Securitas AB, Class B	131	2,004
Societe BIC SA	12	1,489
		16,706
Communications Equipment - 0.6%
Nokia OYJ	2,752	14,148
Telefonaktiebolaget LM Ericsson, Class B	1,400	9,132
		23,280
Construction & Engineering - 0.9%
ACS Actividades de Construccion y Servicios SA	72	2,266
BOSKALIS WESTMINSTER	34	1,243
Bouygues SA	94	3,633
Eiffage SA	33	2,364
Ferrovial SA	221	4,205
HOCHTIEF AG	10	1,530
OCI NV*	44	878
Skanska AB, Class B	175	4,181
Vinci SA	224	16,188
		36,488
Construction Materials - 0.9%
CRH plc	390	13,201
HeidelbergCement AG	73	6,842
Imerys SA	21	1,701
LafargeHolcim Ltd. (Registered)*	234	13,354
		35,098
Consumer Finance - 0.1%
Provident Financial plc	68	2,471

Containers & Packaging - 0.2%
DS Smith plc	432	2,396
Huhtamaki OYJ	51	1,845
Smurfit Kappa Group plc	104	2,778
		7,019
Distributors - 0.0%(b)
Inchcape plc	187	1,746

Diversified Financial Services - 0.8%
Ackermans & van Haaren NV	10	1,387
Banca Mediolanum SpA	141	924
Corp. Financiera Alba SA	10	462
Eurazeo SA	17	1,053
EXOR NV	55	2,614
Groupe Bruxelles Lambert SA	38	3,231
Industrivarden AB, Class A	103	2,182
Industrivarden AB, Class C	70	1,389
Investment AB Latour, Class B	16	641
Investor AB, Class B	219	8,705
Kinnevik AB, Class B	88	2,385
L E Lundbergforetagen AB, Class B	14	910
Pargesa Holding SA	16	1,059
Sofina SA	6	816
Wendel SA	14	1,554
		29,312
Diversified Telecommunication Services - 3.2%
BT Group plc	4,030	16,404
Deutsche Telekom AG (Registered)	1,548	26,828
Elisa OYJ	77	2,575
Iliad SA	11	2,284
Inmarsat plc	207	1,833
Koninklijke KPN NV	1,436	4,066
Orange SA	897	13,597
Proximus SADP	61	1,799
SFR Group SA*	39	1,140
Swisscom AG (Registered)	11	4,857
TalkTalk Telecom Group plc	288	630
TDC A/S*	343	1,852
Telecom Italia SpA*	5,447	4,431
Telecom Italia SpA*	2,580	1,724
Telefonica Deutschland Holding AG	293	1,290
Telefonica SA	2,042	20,937
Telekom Austria AG*	30	193
Telenor ASA	321	5,251
Telia Co. AB	1,201	4,838
Vivendi SA	509	9,008
		125,537
Electric Utilities - 1.7%
Acciona SA	14	1,051
DONG Energy A/S*(a)	52	1,920
EDP - Energias de Portugal SA	1,083	3,359
Electricite de France SA	137	1,347
Endesa SA	154	3,288
Enel SpA	3,668	15,793
Fortum OYJ	216	3,326
Iberdrola SA	2,779	18,527
Red Electrica Corp. SA	209	3,785
SSE plc	493	9,454
Terna Rete Elettrica Nazionale SpA	693	3,220
		65,070
Electrical Equipment - 1.6%
ABB Ltd. (Registered)*	922	20,918
Gamesa Corp. Tecnologica SA	96	2,132
Legrand SA	129	7,295
OSRAM Licht AG	36	2,146
Prysmian SpA	103	2,628
Schneider Electric SE	261	17,719
Vestas Wind Systems A/S	106	7,887
		60,725
Electronic Equipment, Instruments & Components - 0.2%
Halma plc	173	2,094
Hexagon AB, Class B	117	4,736
Ingenico Group SA	24	2,160
		8,990
Energy Equipment & Services - 0.4%
John Wood Group plc	155	1,457
Petrofac Ltd.	111	1,231
Saipem SpA*	2,440	1,118
TechnipFMC plc*	216	6,988
Tenaris SA	229	3,779
		14,573

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 0.9%
British Land Co. plc (The)	471	3,619
Derwent London plc	42	1,474
Fonciere Des Regions	16	1,321
Gecina SA	18	2,297
Hammerson plc	361	2,644
ICADE	15	1,073
Intu Properties plc	400	1,428
Klepierre	94	3,503
Land Securities Group plc	362	4,802
Segro plc	401	2,464
Unibail-Rodamco SE	46	10,526
		35,151
Food & Staples Retailing - 1.2%
Booker Group plc	703	1,742
Carrefour SA	275	6,586
Casino Guichard Perrachon SA	24	1,273
Colruyt SA	32	1,505
Distribuidora Internacional de Alimentacion SA	253	1,409
ICA Gruppen AB	46	1,497
J Sainsbury plc	778	2,591
Jeronimo Martins SGPS SA	104	1,677
Kesko OYJ, Class B	29	1,335
Koninklijke Ahold Delhaize NV	613	13,067
METRO AG	71	2,208
Tesco plc*	3,939	9,235
Wm Morrison Supermarkets plc	997	3,010
		47,135
Food Products - 4.1%
Aryzta AG*	35	1,135
Associated British Foods plc	171	5,573
Barry Callebaut AG (Registered)*	1	1,297
Chocoladefabriken Lindt & Spruengli AG, Class PC	1	5,687
Danone SA	274	18,214
Glanbia plc	75	1,473
Kerry Group plc, Class A	67	5,162
Marine Harvest ASA*	181	3,175
Nestle SA (Registered)	1,485	110,102
Orkla ASA	379	3,344
Parmalat SpA	172	539
Suedzucker AG	43	1,101
Tate & Lyle plc	200	1,852
		158,654
Gas Utilities - 0.1%
Gas Natural SDG SA	149	2,909
Italgas SpA*	240	958
		3,867
Health Care Equipment & Supplies - 0.8%
BioMerieux	7	1,079
Coloplast A/S, Class B	48	3,395
Essilor International SA	97	11,147
Getinge AB, Class B	79	1,344
Sartorius AG (Preference)	20	1,506
Sartorius Stedim Biotech	12	767
Smith & Nephew plc	435	6,555
Sonova Holding AG (Registered)	25	3,293
Straumann Holding AG (Registered)	5	2,125
William Demant Holding A/S*	54	1,109
		32,320
Health Care Providers & Services - 0.7%
Fresenius Medical Care AG & Co. KGaA	101	8,430
Fresenius SE & Co. KGaA	188	14,987
Mediclinic International plc	183	1,689
Orpea	18	1,567
		26,673
Hotels, Restaurants & Leisure - 1.2%
Accor SA	78	3,087
Carnival plc	85	4,653
Compass Group plc	793	14,782
InterContinental Hotels Group plc	91	4,299
Merlin Entertainments plc(a)	304	1,861
Paddy Power Betfair plc	40	4,393
Sodexo SA	44	4,841
TUI AG	217	3,073
Whitbread plc	85	4,046
William Hill plc	382	1,255
		46,290
Household Durables - 0.5%
Barratt Developments plc	460	2,928
Bellway plc	57	1,848
Berkeley Group Holdings plc	57	2,088
Electrolux AB, Series B	108	2,871
Husqvarna AB, Class B	159	1,365
Persimmon plc	140	3,591
SEB SA	12	1,586
Taylor Wimpey plc	1,480	3,315
		19,592
Household Products - 1.4%
Henkel AG & Co. KGaA	57	6,163
Henkel AG & Co. KGaA (Preference)	85	10,649
Reckitt Benckiser Group plc	303	27,566
Svenska Cellulosa AB SCA, Class B	289	8,901
		53,279
Independent Power and Renewable Electricity Producers - 0.0%(b)
EDP Renovaveis SA	111	733
Uniper SE*	82	1,168
		1,901
Industrial Conglomerates - 1.7%
DCC plc	41	3,502
Koninklijke Philips NV	447	13,554
Siemens AG (Registered)	366	47,758
Smiths Group plc	180	3,349
		68,163
Insurance - 5.9%
Admiral Group plc	92	2,093
Aegon NV	820	4,372
Ageas	94	3,580
Allianz SE (Registered)	219	38,211
Assicurazioni Generali SpA	612	8,792
Aviva plc	1,963	12,165
AXA SA	928	21,960
Baloise Holding AG (Registered)	21	2,741
CNP Assurances	71	1,319
Direct Line Insurance Group plc	633	2,706
Euler Hermes Group	6	531
Gjensidige Forsikring ASA	72	1,129
Hannover Rueck SE	29	3,285
Helvetia Holding AG (Registered)	3	1,688
Legal & General Group plc	2,879	8,896
Mapfre SA	431	1,338
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	69	13,080
NN Group NV	156	4,861
Old Mutual plc	2,252	6,112
Poste Italiane SpA(a)	202	1,301
Prudential plc	1,242	24,845
RSA Insurance Group plc	467	3,481
Sampo OYJ, Class A	227	10,374
SCOR SE	68	2,463
St James’s Place plc	238	3,125
Standard Life plc	896	4,111
Swiss Life Holding AG (Registered)*	15	4,733
Swiss Re AG	158	14,168
Talanx AG	21	753
Tryg A/S	42	783
UnipolSai SpA	445	946
Vienna Insurance Group AG Wiener Versicherung Gruppe	22	530

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Zurich Insurance Group AG*	72	19,937
		230,409
Internet & Direct Marketing Retail - 0.0%(b)
Zalando SE*(a)	45	1,805

Internet Software & Services - 0.2%
Auto Trader Group plc(a)	448	2,203
Just Eat plc*	268	1,669
Rightmove plc	41	2,006
United Internet AG (Registered)	50	2,066
		7,944
IT Services - 0.7%
Amadeus IT Group SA	202	9,424
Atos SE	44	5,213
Capgemini SA	76	6,516
Wirecard AG	50	2,316
Worldpay Group plc(a)	905	3,057
		26,526
Life Sciences Tools & Services - 0.3%
Eurofins Scientific SE	5	2,143
Lonza Group AG (Registered)*	28	5,173
QIAGEN NV*	105	3,001
		10,317
Machinery - 2.1%
Alfa Laval AB	133	2,413
Alstom SA*	66	1,797
ANDRITZ AG	32	1,677
Atlas Copco AB, Class A	301	9,879
Atlas Copco AB, Class B	189	5,603
CNH Industrial NV	445	4,142
GEA Group AG	83	3,240
IMI plc	117	1,807
KION Group AG	28	1,638
Kone OYJ, Class B	185	8,308
MAN SE	15	1,544
Metso OYJ	56	1,660
Rational AG	2	918
Sandvik AB	507	6,913
Schindler Holding AG	20	3,879
Schindler Holding AG (Registered)	10	1,918
SKF AB, Class A	8	153
SKF AB, Class B	184	3,512
Sulzer AG (Registered)	6	626
Trelleborg AB, Class B	105	2,163
Volvo AB, Class B	750	9,818
Wartsila OYJ Abp	76	3,919
Weir Group plc (The)	105	2,460
Zardoya Otis SA	97	777
		80,764
Marine - 0.3%
AP Moller - Maersk A/S, Class A	2	3,111
AP Moller - Maersk A/S, Class B	3	4,906
Kuehne + Nagel International AG (Registered)	24	3,427
		11,444
Media - 1.6%
Altice NV, Class A*	167	3,532
Altice NV, Class B*	66	1,397
Axel Springer SE	25	1,311
Daily Mail & General Trust plc, Class A	113	1,011
Eutelsat Communications SA	68	1,341
Informa plc	393	3,286
ITV plc	1,724	4,344
JCDecaux SA	28	897
Lagardere SCA	48	1,211
Mediaset Espana Comunicacion SA	83	977
Mediaset SpA	320	1,321
Pearson plc	379	3,179
ProSiebenSat.1 Media SE	115	4,626
Publicis Groupe SA	99	6,694
RTL Group SA	15	1,158
Schibsted ASA, Class A	45	1,191
Schibsted ASA, Class B	38	925
SES SA, FDR	174	3,562
Sky plc	482	5,983
Telenet Group Holding NV*	26	1,474
WPP plc	602	14,211
		63,631
Metals & Mining - 2.7%
Acerinox SA	74	1,055
Anglo American plc*	633	10,008
Antofagasta plc	152	1,536
ArcelorMittal*	889	7,850
BHP Billiton plc	1,017	16,421
Boliden AB	133	4,070
Fresnillo plc	72	1,331
Glencore plc*	5,615	22,503
Norsk Hydro ASA	650	3,692
Polymetal International plc	109	1,297
Randgold Resources Ltd.	42	3,925
Rio Tinto plc	582	23,878
thyssenkrupp AG	193	4,839
voestalpine AG	49	2,068
		104,473
Multiline Retail - 0.2%
Marks & Spencer Group plc	748	3,116
Next plc	66	3,143
		6,259
Multi-Utilities - 1.5%
Centrica plc	2,631	7,429
E.ON SE	909	7,076
Engie SA	750	9,197
Innogy SE*(a)	57	2,053
National Grid plc	1,816	22,090
RWE AG*	234	3,345
RWE AG (Non-Voting) (Preference)	18	195
Suez	163	2,452
Veolia Environnement SA	237	3,891
		57,728
Oil, Gas & Consumable Fuels - 6.7%
BP plc	9,156	51,676
Enagas SA	110	2,711
Eni SpA	1,186	18,299
Galp Energia SGPS SA	251	3,705
Koninklijke Vopak NV	28	1,188
Lundin Petroleum AB*	74	1,520
Neste OYJ	55	1,922
OMV AG	61	2,337
Repsol SA	531	7,899
Royal Dutch Shell plc, Class A	2,097	54,265
Royal Dutch Shell plc, Class B	1,797	48,603
Snam SpA	1,132	4,523
Statoil ASA	463	8,221
TOTAL SA	1,048	52,395
		259,264
Paper & Forest Products - 0.3%
Mondi plc	169	3,951
Stora Enso OYJ, Class R	279	3,006
UPM-Kymmene OYJ	243	5,792
		12,749
Personal Products - 2.3%
Beiersdorf AG	45	4,118
L’Oreal SA	116	21,639
Unilever NV, CVA	749	35,508
Unilever plc	581	27,611
		88,876
Pharmaceuticals - 10.3%
AstraZeneca plc	608	35,136
Bayer AG (Registered)	398	43,899
Galenica AG (Registered)	2	2,353
GlaxoSmithKline plc	2,337	47,927

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
H Lundbeck A/S*	32	1,310
Hikma Pharmaceuticals plc	60	1,605
Ipsen SA	19	1,693
Merck KGaA	63	6,905
Novartis AG (Registered)*	1,138	89,090
Novo Nordisk A/S, Class B	889	31,671
Orion OYJ, Class B	43	2,126
Recordati SpA	43	1,369
Roche Holding AG	338	82,589
Roche Holding AG	14	3,446
Sanofi	537	46,408
UCB SA	59	4,214
		401,741
Professional Services - 1.5%
Adecco Group AG (Registered)	76	5,479
Bureau Veritas SA	111	2,124
Capita plc	306	2,146
DKSH Holding AG	15	1,216
Experian plc	466	9,261
Intertek Group plc	74	3,248
Randstad Holding NV	53	3,092
RELX NV	427	7,591
RELX plc	538	10,076
SGS SA (Registered)	2	4,264
Teleperformance	28	3,109
Wolters Kluwer NV	138	5,670
		57,276
Real Estate Management & Development - 0.6%
Capital & Counties Properties plc	309	1,130
Deutsche Wohnen AG	156	5,375
Fastighets AB Balder, Class B*	43	943
Fastighets AB Balder (Preference)	2	73
LEG Immobilien AG*	28	2,315
PSP Swiss Property AG (Registered)	16	1,495
Swiss Prime Site AG (Registered)*	31	2,699
Vonovia SE	227	7,933
		21,963
Road & Rail - 0.1%
DSV A/S	89	4,395

Semiconductors & Semiconductor Equipment - 0.8%
ASML Holding NV	155	18,850
Infineon Technologies AG	544	9,711
STMicroelectronics NV	301	4,606
		33,167
Software - 1.4%
Dassault Systemes SE	59	4,779
Gemalto NV	35	2,113
Micro Focus International plc	108	2,935
Sage Group plc (The)	496	3,987
SAP SE	430	40,186
		54,000
Specialty Retail - 1.0%
Dixons Carphone plc	459	1,731
Dufry AG (Registered)*	23	3,328
Fielmann AG	14	1,040
GrandVision NV(a)	28	715
Hennes & Mauritz AB, Class B	460	12,187
Industria de Diseno Textil SA	510	16,431
Kingfisher plc	1,056	4,326
Sports Direct International plc*	138	510
		40,268
Textiles, Apparel & Luxury Goods - 2.6%
adidas AG	96	16,158
Burberry Group plc	204	4,382
Christian Dior SE	24	5,098
Cie Financiere Richemont SA (Registered)	246	18,178
Hermes International	12	5,252
HUGO BOSS AG	31	2,141
Kering	36	8,789
Luxottica Group SpA	81	4,283
LVMH Moet Hennessy Louis Vuitton SE	121	24,358
Pandora A/S	53	6,061
Salvatore Ferragamo SpA	23	659
Swatch Group AG (The)	15	5,001
Swatch Group AG (The) (Registered)	20	1,301
		101,661
Tobacco - 2.1%
British American Tobacco plc	893	56,451
Imperial Brands plc	464	21,901
Swedish Match AB	83	2,592
		80,944
Trading Companies & Distributors - 0.7%
Ashtead Group plc	232	4,781
Brenntag AG	75	4,313
Bunzl plc	153	4,293
Howden Joinery Group plc	269	1,432
Rexel SA	129	2,093
Travis Perkins plc	116	2,197
Wolseley plc	123	7,523
		26,632
Transportation Infrastructure - 0.5%
Abertis Infraestructuras SA	329	4,838
Aena SA(a)	30	4,304
Aeroports de Paris	13	1,478
Atlantia SpA	252	5,918
Flughafen Zuerich AG (Registered)	6	1,215
Fraport AG Frankfurt Airport Services Worldwide	16	1,005
Groupe Eurotunnel SE (Registered)	196	1,833
		20,591
Water Utilities - 0.2%
Pennon Group plc	189	2,038
Severn Trent plc	109	3,171
United Utilities Group plc	314	3,824
		9,033
Wireless Telecommunication Services - 0.9%
Tele2 AB, Class B	171	1,533
Vodafone Group plc	12,793	32,142
		33,675
TOTAL COMMON STOCKS (Cost $4,114,724)		3,856,429

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(c) - 0.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $5,838 (Cost $5,838)	5,838	5,838

Total Investments - 99.1% (Cost $4,120,562)		3,862,267
Other Assets Less Liabilities - 0.9%		34,895
Net assets - 100.0%		3,897,162

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 2/28/2017 amounts to $25,526, which represents approximately 0.65% of net assets of the Fund.

(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations
CVA	Dutch Certification
FDR	Fiduciary Depositary Receipt
OYJ	Public Limited Company
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
SCA	Limited partnership with share capital

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$209,703
Aggregate gross unrealized depreciation	(497,314)
Net unrealized depreciation	$(287,611)
Federal income tax cost of investments	$4,149,878

Forward Currency Contracts

Hedged FTSE Europe ETF had the following open forward currency contracts as of February 28, 2017:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	3/2/2017	12,000	$(12,104)	$11,983	$(121)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	3/2/2017	536,690	(535,726)	535,913	187
U.S. Dollar vs. Danish Krone	Goldman Sachs International	3/2/2017	17,000	(2,461)	2,430	(31)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	3/2/2017	699,915	(100,016)	100,059	43
U.S. Dollar vs. Euro	Goldman Sachs International	3/2/2017	45,000	(48,456)	47,817	(639)
U.S. Dollar vs. Euro	Goldman Sachs International	3/2/2017	1,685,020	(1,789,659)	1,790,502	843
U.S. Dollar vs. British Pound	Goldman Sachs International	3/2/2017	22,000	(27,835)	27,377	(458)
U.S. Dollar vs. British Pound	Goldman Sachs International	3/2/2017	902,861	(1,123,339)	1,123,520	181
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	3/2/2017	7,000	(848)	837	(11)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	3/2/2017	322,000	(38,511)	38,529	18
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	3/2/2017	37,000	(4,228)	4,108	(120)

See accompanying notes to schedules of portfolio investments.

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	3/2/2017	1,544,833	$(171,465)	$171,529	$64
						$(44)

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. British Pound	Goldman Sachs International	3/2/2017	(912,000)	$1,147,390	$1,134,893	$12,497
U.S. Dollar vs. British Pound	Goldman Sachs International	4/4/2017	(923,000)	1,149,389	1,149,614	(225)
U.S. Dollar vs. Danish Krone	Goldman Sachs International	3/2/2017	(704,000)	102,329	100,643	1,686
U.S. Dollar vs. Danish Krone	Goldman Sachs International	4/4/2017	(707,000)	101,193	101,247	(54)
U.S. Dollar vs. Euro	Goldman Sachs International	3/2/2017	(1,703,000)	1,840,943	1,809,608	31,335
U.S. Dollar vs. Euro	Goldman Sachs International	4/4/2017	(1,729,000)	1,839,205	1,840,221	(1,016)
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	3/2/2017	(329,000)	39,978	39,367	611
U.S. Dollar vs. Norwegian Krone	Goldman Sachs International	4/4/2017	(321,000)	38,401	38,420	(19)
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	3/2/2017	(1,578,000)	180,618	175,212	5,406
U.S. Dollar vs. Swedish Krona	Goldman Sachs International	4/4/2017	(1,604,000)	178,342	178,423	(81)
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	3/2/2017	(537,000)	544,540	536,222	8,318
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	4/4/2017	(549,000)	549,088	549,345	(257)
						$58,201
						$58,157

Hedged FTSE Europe ETF invested, as a percentage of net assets, in the following countries as of February 28, 2017:

United Kingdom	29.5%
Germany	14.7%
France	14.7%
Switzerland	14.2%
Netherlands	5.0%
Spain	4.9%
Sweden	4.6%
Italy	3.4%
Denmark	2.6%
Belgium	1.9%
Finland	1.6%
Norway	1.0%
Austria	0.3%
Ireland	0.3%
Portugal	0.2%
Luxembourg	0.1%
Other (1)	1.0%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

Hedged FTSE Japan ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 100.0%

Air Freight & Logistics - 0.2%
Yamato Holdings Co. Ltd.	396	8,687

Airlines - 0.1%
ANA Holdings, Inc.	1,252	3,758
Japan Airlines Co. Ltd.	51	1,672
		5,430
Auto Components - 3.4%
Aisin Seiki Co. Ltd.	204	10,174
Bridgestone Corp.	682	27,314
Calsonic Kansei Corp.	163	1,871
Denso Corp.	527	23,513
Exedy Corp.	40	1,148
Koito Manufacturing Co. Ltd.	122	6,314
NGK Spark Plug Co. Ltd.	204	4,637
NHK Spring Co. Ltd.	177	2,031
Nifco, Inc.	48	2,467
NOK Corp.	131	3,002
Stanley Electric Co. Ltd.	161	4,554
Sumitomo Electric Industries Ltd.	801	13,098
Sumitomo Rubber Industries Ltd.	191	3,165
Tokai Rika Co. Ltd.	67	1,357
Toyo Tire & Rubber Co. Ltd.	137	2,230
Toyoda Gosei Co. Ltd.	79	2,022
Toyota Boshoku Corp.	65	1,452
Toyota Industries Corp.	175	8,571
TS Tech Co. Ltd.	69	1,811
Yokohama Rubber Co. Ltd. (The)	111	2,216
		122,947
Automobiles - 8.8%
Fuji Heavy Industries Ltd.	652	24,516
Honda Motor Co. Ltd.	1,904	59,374
Isuzu Motors Ltd.	582	7,821
Mazda Motor Corp.	602	8,480
Mitsubishi Motors Corp.	669	4,347
Nissan Motor Co. Ltd.	2,104	20,798
Nissan Shatai Co. Ltd.	98	938
Suzuki Motor Corp.	435	17,083
Toyota Motor Corp.	2,924	166,343
Yamaha Motor Co. Ltd.	299	6,946
		316,646
Banks - 8.6%
77 Bank Ltd. (The)	384	1,816
Aozora Bank Ltd.	1,247	4,692
Awa Bank Ltd. (The)	221	1,558
Bank of Kyoto Ltd. (The)	389	3,181
Chiba Bank Ltd. (The)	705	4,946
Chugoku Bank Ltd. (The)	202	3,235
Concordia Financial Group Ltd.	1,279	6,834
Daishi Bank Ltd. (The)	347	1,575
Fukuoka Financial Group, Inc.	782	3,662
Gunma Bank Ltd. (The)	507	2,954
Hachijuni Bank Ltd. (The)	472	2,995
Hiroshima Bank Ltd. (The)	626	2,971
Hokuhoku Financial Group, Inc.	135	2,377
Iyo Bank Ltd. (The)	291	2,154
Japan Post Bank Co. Ltd.	441	5,550
Juroku Bank Ltd. (The)	477	1,697
Keiyo Bank Ltd. (The)	322	1,491
Kyushu Financial Group, Inc.	413	2,839
Mitsubishi UFJ Financial Group, Inc.	14,467	95,477
Mizuho Financial Group, Inc.	26,570	49,799
Nishi-Nippon Financial Holdings, Inc.*	194	2,110
North Pacific Bank Ltd.	380	1,583
Resona Holdings, Inc.	2,314	12,968
San-In Godo Bank Ltd. (The)	162	1,457
Senshu Ikeda Holdings, Inc.	280	1,271
Seven Bank Ltd.	755	2,355
Shiga Bank Ltd. (The)	268	1,483
Shinsei Bank Ltd.	1,962	3,595
Shizuoka Bank Ltd. (The)	562	4,953
Sumitomo Mitsui Financial Group, Inc.	1,376	53,830
Sumitomo Mitsui Trust Holdings, Inc.	401	14,440
Suruga Bank Ltd.	186	4,139
Yamaguchi Financial Group, Inc.	261	3,023
		309,010
Beverages - 1.3%
Asahi Group Holdings Ltd.	403	14,296
Coca-Cola East Japan Co. Ltd.	79	1,753
Coca-Cola West Co. Ltd.	68	2,024
Ito En Ltd.	66	2,265
Kirin Holdings Co. Ltd.	890	15,384
Sapporo Holdings Ltd.	73	1,842
Suntory Beverage & Food Ltd.	135	5,683
Takara Holdings, Inc.	189	1,946
		45,193
Biotechnology - 0.1%
PeptiDream, Inc.*	46	2,191

Building Products - 1.4%
Asahi Glass Co. Ltd.	1,026	8,418
Daikin Industries Ltd.	283	26,976
LIXIL Group Corp.	279	6,865
Sanwa Holdings Corp.	232	2,198
TOTO Ltd.	153	5,914
		50,371
Capital Markets - 1.4%
Daiwa Securities Group, Inc.	1,793	11,415
Jafco Co. Ltd.	42	1,442
Japan Exchange Group, Inc.	582	8,078
Matsui Securities Co. Ltd.	139	1,145
Nomura Holdings, Inc.	3,557	23,186
SBI Holdings, Inc.	204	2,866
Tokai Tokyo Financial Holdings, Inc.	313	1,818
		49,950
Chemicals - 4.9%
Air Water, Inc.	164	3,127
Asahi Kasei Corp.	1,323	12,942
Daicel Corp.	318	3,874
Denka Co. Ltd.	511	2,672
DIC Corp.	87	3,188
Hitachi Chemical Co. Ltd.	120	3,395
JSR Corp.	200	3,430
Kaneka Corp.	310	2,430
Kansai Paint Co. Ltd.	206	4,017
Kuraray Co. Ltd.	375	5,715
Lintec Corp.	67	1,430
Mitsubishi Chemical Holdings Corp.	1,410	10,872
Mitsubishi Gas Chemical Co., Inc.	201	4,250
Mitsui Chemicals, Inc.	974	4,971
Nippon Kayaku Co. Ltd.	197	2,713
Nippon Paint Holdings Co. Ltd.	192	6,221
Nippon Shokubai Co. Ltd.	37	2,457
Nissan Chemical Industries Ltd.	150	4,853
Nitto Denko Corp.	163	13,782
Shin-Etsu Chemical Co. Ltd.	438	37,202
Showa Denko KK	146	2,582
Sumitomo Chemical Co. Ltd.	1,625	9,092
Taiyo Nippon Sanso Corp.	153	1,909
Teijin Ltd.	190	3,649
Toray Industries, Inc.	1,609	14,453
Tosoh Corp.	694	6,060
Toyobo Co. Ltd.	944	1,645
Ube Industries Ltd.	1,218	3,059
Zeon Corp.	157	1,732
		177,722
Commercial Services & Supplies - 1.0%
Dai Nippon Printing Co. Ltd.	645	7,045

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Park24 Co. Ltd.	110	3,102
Pilot Corp.	40	1,596
Secom Co. Ltd.	206	15,070
Sohgo Security Services Co. Ltd.	73	2,773
Toppan Forms Co. Ltd.	55	525
Toppan Printing Co. Ltd.	555	5,615
		35,726
Construction & Engineering - 1.2%
Chiyoda Corp.	208	1,338
COMSYS Holdings Corp.	129	2,297
JGC Corp.	232	4,182
Kajima Corp.	969	6,340
Kandenko Co. Ltd.	143	1,191
Kinden Corp.	139	1,880
Kyudenko Corp.	43	1,091
Maeda Road Construction Co. Ltd.	79	1,416
Nippo Corp.	70	1,333
Obayashi Corp.	725	6,765
Shimizu Corp.	603	5,556
Taisei Corp.	1,188	8,367
Toda Corp.	313	1,911
		43,667
Construction Materials - 0.2%
Sumitomo Osaka Cement Co. Ltd.	397	1,657
Taiheiyo Cement Corp.	1,323	4,671
		6,328
Consumer Finance - 0.3%
Acom Co. Ltd.*	452	1,899
AEON Financial Service Co. Ltd.	124	2,410
Aiful Corp.*	395	1,218
Aplus Financial Co. Ltd.*	125	126
Credit Saison Co. Ltd.	171	3,257
Hitachi Capital Corp.	59	1,531
Orient Corp.*	630	1,171
		11,612
Containers & Packaging - 0.2%
FP Corp.	32	1,456
Rengo Co. Ltd.	284	1,655
Toyo Seikan Group Holdings Ltd.	171	3,110
		6,221
Distributors - 0.0%(a)
Canon Marketing Japan, Inc.	61	1,222

Diversified Consumer Services - 0.1%
Benesse Holdings, Inc.	75	2,316

Diversified Financial Services - 0.8%
Mitsubishi UFJ Lease & Finance Co. Ltd.	505	2,803
ORIX Corp.	1,392	21,741
Tokyo Century Corp.	50	1,696
Zenkoku Hosho Co. Ltd.	58	1,895
		28,135
Diversified Telecommunication Services - 0.3%
Nippon Telegraph & Telephone Corp.	256	10,871

Electric Utilities - 1.3%
Chubu Electric Power Co., Inc.	752	9,947
Chugoku Electric Power Co., Inc. (The)	326	3,607
Hokkaido Electric Power Co., Inc.	240	1,746
Hokuriku Electric Power Co.	216	2,143
Kansai Electric Power Co., Inc. (The)*	784	8,728
Kyushu Electric Power Co., Inc.	490	5,474
Shikoku Electric Power Co., Inc.	178	1,795
Tohoku Electric Power Co., Inc.	507	6,534
Tokyo Electric Power Co. Holdings, Inc.*	1,667	6,437
		46,411
Electrical Equipment - 1.9%
Fuji Electric Co. Ltd.	611	3,391
Fujikura Ltd.	326	2,430
Furukawa Electric Co. Ltd.	66	2,421
GS Yuasa Corp.	416	1,915
Mabuchi Motor Co. Ltd.	56	3,038
Mitsubishi Electric Corp.	2,098	30,893
Nidec Corp.	257	24,096
Ushio, Inc.	126	1,617
		69,801
Electronic Equipment, Instruments & Components - 5.0%
Alps Electric Co. Ltd.	201	6,009
Azbil Corp.	82	2,646
Citizen Watch Co. Ltd.	317	2,071
Hamamatsu Photonics KK	146	4,319
Hirose Electric Co. Ltd.	34	4,583
Hitachi High-Technologies Corp.	75	3,137
Hitachi Ltd.	4,925	27,239
Horiba Ltd.	45	2,506
Ibiden Co. Ltd.	109	1,772
Japan Aviation Electronics Industry Ltd.	64	887
Japan Display, Inc.*	482	1,198
Keyence Corp.	97	37,678
Kyocera Corp.	330	18,222
Murata Manufacturing Co. Ltd.	201	29,013
Nippon Electric Glass Co. Ltd.	475	2,963
Omron Corp.	210	9,066
Shimadzu Corp.	288	4,713
Taiyo Yuden Co. Ltd.	117	1,566
TDK Corp.	128	8,740
Topcon Corp.	111	1,952
Yaskawa Electric Corp.	284	5,346
Yokogawa Electric Corp.	261	4,080
		179,706
Food & Staples Retailing - 2.0%
Aeon Co. Ltd.	735	11,003
Ain Holdings, Inc.	21	1,515
Cosmos Pharmaceutical Corp.	10	1,914
FamilyMart UNY Holdings Co. Ltd.	87	5,334
Kusuri no Aoki Holdings Co. Ltd.	15	663
Lawson, Inc.	70	4,849
Matsumotokiyoshi Holdings Co. Ltd.	46	2,183
Mitsubishi Shokuhin Co. Ltd.	20	625
Seven & i Holdings Co. Ltd.	828	32,562
Sugi Holdings Co. Ltd.	42	1,945
Sundrug Co. Ltd.	37	2,444
Tsuruha Holdings, Inc.	38	3,532
Welcia Holdings Co. Ltd.	68	1,905
		70,474
Food Products - 2.1%
Ajinomoto Co., Inc.	537	10,914
Ariake Japan Co. Ltd.	20	1,133
Calbee, Inc.	87	2,963
Ezaki Glico Co. Ltd.	60	2,896
House Foods Group, Inc.	79	1,689
Itoham Yonekyu Holdings, Inc.*	196	1,958
Kagome Co. Ltd.	87	2,243
Kewpie Corp.	120	3,206
Kikkoman Corp.	188	5,688
Megmilk Snow Brand Co. Ltd.	44	1,203
MEIJI Holdings Co. Ltd.	146	11,718
NH Foods Ltd.	209	5,593
Nichirei Corp.	132	3,087
Nisshin Seifun Group, Inc.	283	4,272
Nissin Foods Holdings Co. Ltd.	77	4,329
Toyo Suisan Kaisha Ltd.	97	3,572
Yakult Honsha Co. Ltd.	110	6,027
Yamazaki Baking Co. Ltd.	137	2,759
		75,250

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Gas Utilities - 0.6%
Osaka Gas Co. Ltd.	2,117	8,197
Toho Gas Co. Ltd.	485	3,502
Tokyo Gas Co. Ltd.	2,214	10,088
		21,787
Health Care Equipment & Supplies - 1.6%
Asahi Intecc Co. Ltd.	57	2,257
Hoya Corp.	411	18,676
Nihon Kohden Corp.	86	1,890
Nipro Corp.	125	1,623
Olympus Corp.	341	12,115
Sysmex Corp.	153	8,875
Terumo Corp.	335	11,662
		57,098
Health Care Providers & Services - 0.4%
Alfresa Holdings Corp.	192	3,470
Medipal Holdings Corp.	183	3,031
Miraca Holdings, Inc.	61	2,933
Suzuken Co. Ltd.	97	3,294
		12,728
Health Care Technology - 0.1%
M3, Inc.	194	4,942

Hotels, Restaurants & Leisure - 0.5%
HIS Co. Ltd.	48	1,278
Oriental Land Co. Ltd.	205	11,565
Resorttrust, Inc.	90	1,657
Skylark Co. Ltd.	129	1,915
Zensho Holdings Co. Ltd.	108	1,838
		18,253
Household Durables - 3.1%
Casio Computer Co. Ltd.	241	3,268
Fujitsu General Ltd.	65	1,276
Haseko Corp.*	299	3,554
Iida Group Holdings Co. Ltd.	151	2,564
Nikon Corp.	377	5,786
PanaHome Corp.	101	943
Panasonic Corp.	2,259	24,895
Rinnai Corp.	40	3,239
Sekisui Chemical Co. Ltd.	397	6,582
Sekisui House Ltd.	615	9,869
Sharp Corp.*	1,542	4,589
Sony Corp.	1,334	41,468
Sumitomo Forestry Co. Ltd.	152	2,221
		110,254
Household Products - 0.5%
Lion Corp.	267	4,630
Pigeon Corp.	115	3,397
Unicharm Corp.	411	9,275
		17,302
Independent Power and Renewable Electricity Producers - 0.1%
Electric Power Development Co. Ltd.	192	4,529

Industrial Conglomerates - 0.5%
Keihan Holdings Co. Ltd.	514	3,262
Nisshinbo Holdings, Inc.	172	1,762
Seibu Holdings, Inc.	249	4,280
Toshiba Corp.*	4,042	7,521
		16,825
Insurance - 3.1%
Dai-ichi Life Holdings, Inc.	1,200	22,657
Japan Post Holdings Co. Ltd.	484	6,234
Japan Post Insurance Co. Ltd.	70	1,694
MS&AD Insurance Group Holdings, Inc.	541	18,369
Sompo Holdings, Inc.	392	14,708
Sony Financial Holdings, Inc.	186	3,282
T&D Holdings, Inc.	659	10,151
Tokio Marine Holdings, Inc.	745	32,754
		109,849
Internet & Direct Marketing Retail - 0.4%
ASKUL Corp.	28	806
Rakuten, Inc.	898	8,933
Start Today Co. Ltd.	189	3,966
		13,705
Internet Software & Services - 0.3%
COOKPAD, Inc.	61	524
DeNA Co. Ltd.	113	2,552
Gree, Inc.	126	796
Kakaku.com, Inc.	152	2,204
Yahoo Japan Corp.	1,400	6,519
		12,595
IT Services - 1.0%
Fujitsu Ltd.	1,887	11,008
GMO Payment Gateway, Inc.	15	859
Itochu Techno-Solutions Corp.	63	1,714
Nomura Research Institute Ltd.	116	4,023
NS Solutions Corp.	44	894
NTT Data Corp.	135	6,395
Obic Co. Ltd.	71	3,319
Otsuka Corp.	55	2,807
SCSK Corp.	45	1,665
TIS, Inc.	95	2,315
		34,999
Leisure Products - 0.8%
Bandai Namco Holdings, Inc.	209	6,043
Heiwa Corp.	71	1,929
Sankyo Co. Ltd.	59	2,096
Sega Sammy Holdings, Inc.	213	3,147
Shimano, Inc.	84	12,463
Yamaha Corp.	178	4,657
		30,335
Machinery - 5.7%
Amada Holdings Co. Ltd.	383	4,347
Daifuku Co. Ltd.	100	2,345
DMG Mori Co. Ltd.	106	1,684
Ebara Corp.	104	3,077
FANUC Corp.	208	41,132
Glory Ltd.	59	2,030
Hino Motors Ltd.	289	3,371
Hitachi Construction Machinery Co. Ltd.	120	2,804
Hoshizaki Corp.	56	4,455
IHI Corp.	1,601	5,008
Japan Steel Works Ltd. (The)	71	1,274
JTEKT Corp.	242	4,127
Kawasaki Heavy Industries Ltd.	1,544	4,871
Komatsu Ltd.	1,001	24,250
Kubota Corp.	1,194	19,076
Kurita Water Industries Ltd.	131	3,138
Makita Corp.	131	9,109
MINEBEA MITSUMI, Inc.	352	4,354
Mitsubishi Heavy Industries Ltd.	3,396	13,477
Mitsui Engineering & Shipbuilding Co. Ltd.	1,001	1,655
Miura Co. Ltd.	115	1,778
Nabtesco Corp.	125	3,491
NGK Insulators Ltd.	285	6,162
NSK Ltd.	485	6,944
NTN Corp.	456	2,278
OKUMA Corp.	160	1,749
OSG Corp.	77	1,626
SMC Corp.	62	17,649
Sumitomo Heavy Industries Ltd.	605	4,299
Tadano Ltd.	121	1,564
THK Co. Ltd.	122	3,185
		206,309
Marine - 0.3%
Kawasaki Kisen Kaisha Ltd.	955	2,586
Mitsui OSK Lines Ltd.	1,199	3,976

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Nippon Yusen KK	1,728	3,830
		10,392
Media - 0.8%
CyberAgent, Inc.	112	3,128
Daiichikosho Co. Ltd.	49	2,041
Dentsu, Inc.	236	13,120
Hakuhodo DY Holdings, Inc.	255	3,147
Shochiku Co. Ltd.	119	1,377
SKY Perfect JSAT Holdings, Inc.	166	740
Toho Co. Ltd.	122	3,468
Tokyo Broadcasting System Holdings, Inc.	48	873
TV Asahi Holdings Corp.	30	614
		28,508
Metals & Mining - 1.6%
Daido Steel Co. Ltd.	368	1,815
Dowa Holdings Co. Ltd.	244	1,987
Hitachi Metals Ltd.	210	3,003
JFE Holdings, Inc.	550	10,446
Kobe Steel Ltd.*	318	3,101
Maruichi Steel Tube Ltd.	72	2,288
Mitsubishi Materials Corp.	134	4,467
Nippon Steel & Sumitomo Metal Corp.	834	20,599
Nisshin Steel Co. Ltd.	127	1,813
Sumitomo Metal Mining Co. Ltd.	507	7,074
Yamato Kogyo Co. Ltd.	57	1,625
		58,218
Multiline Retail - 0.8%
Don Quijote Holdings Co. Ltd.	125	4,447
H2O Retailing Corp.	92	1,564
Isetan Mitsukoshi Holdings Ltd.	388	4,990
Izumi Co. Ltd.	42	1,884
J Front Retailing Co. Ltd.	266	4,104
Marui Group Co. Ltd.	231	3,204
Ryohin Keikaku Co. Ltd.	26	5,519
Takashimaya Co. Ltd.	343	3,099
		28,811
Oil, Gas & Consumable Fuels - 1.0%
Cosmo Energy Holdings Co. Ltd.	89	1,533
Idemitsu Kosan Co. Ltd.	118	3,818
Inpex Corp.	976	9,735
Japan Petroleum Exploration Co. Ltd.	42	1,017
JX Holdings, Inc.	2,565	12,268
Showa Shell Sekiyu KK	206	2,084
TonenGeneral Sekiyu KK	319	3,835
		34,290
Paper & Forest Products - 0.2%
Nippon Paper Industries Co. Ltd.	101	1,844
Oji Holdings Corp.	941	4,525
		6,369
Personal Products - 1.3%
Kao Corp.	523	27,116
Kobayashi Pharmaceutical Co. Ltd.	66	3,068
Kose Corp.	31	2,665
Pola Orbis Holdings, Inc.	20	1,918
Shiseido Co. Ltd.	415	10,961
		45,728
Pharmaceuticals - 5.5%
Astellas Pharma, Inc.	2,259	30,528
Chugai Pharmaceutical Co. Ltd.	233	7,799
Daiichi Sankyo Co. Ltd.	689	15,768
Eisai Co. Ltd.	282	15,881
Hisamitsu Pharmaceutical Co., Inc.	78	4,211
Kaken Pharmaceutical Co. Ltd.	41	2,213
Kissei Pharmaceutical Co. Ltd.	43	1,095
KYORIN Holdings, Inc.	62	1,314
Kyowa Hakko Kirin Co. Ltd.	275	4,132
Mitsubishi Tanabe Pharma Corp.	240	4,955
Mochida Pharmaceutical Co. Ltd.	18	1,363
Nippon Shinyaku Co. Ltd.	59	3,196
Ono Pharmaceutical Co. Ltd.	483	10,738
Otsuka Holdings Co. Ltd.	449	20,511
Rohto Pharmaceutical Co. Ltd.	103	1,970
Santen Pharmaceutical Co. Ltd.	427	6,144
Sawai Pharmaceutical Co. Ltd.	37	2,007
Shionogi & Co. Ltd.	314	15,430
Sumitomo Dainippon Pharma Co. Ltd.	170	3,013
Taisho Pharmaceutical Holdings Co. Ltd.	49	4,007
Takeda Pharmaceutical Co. Ltd.	822	38,365
Tsumura & Co.	78	2,322
		196,962
Professional Services - 0.6%
Nihon M&A Center, Inc.	74	2,279
Recruit Holdings Co. Ltd.	344	16,941
Temp Holdings Co. Ltd.	167	2,840
		22,060
Real Estate Management & Development - 3.1%
Aeon Mall Co. Ltd.	126	1,943
Daikyo, Inc.	401	842
Daito Trust Construction Co. Ltd.	78	10,959
Daiwa House Industry Co. Ltd.	685	18,881
Hulic Co. Ltd.	381	3,640
Ichigo, Inc.	242	768
Leopalace21 Corp.	289	1,524
Mitsubishi Estate Co. Ltd.	1,255	24,621
Mitsui Fudosan Co. Ltd.	1,007	22,888
Nomura Real Estate Holdings, Inc.	138	2,351
NTT Urban Development Corp.	148	1,366
Relo Group, Inc.	12	1,746
Sumitomo Real Estate Sales Co. Ltd.	21	537
Sumitomo Realty & Development Co. Ltd.	459	12,722
Tokyo Tatemono Co. Ltd.	220	3,117
Tokyu Fudosan Holdings Corp.	553	3,163
		111,068
Road & Rail - 4.3%
Central Japan Railway Co.	192	31,541
East Japan Railway Co.	397	36,033
Fukuyama Transporting Co. Ltd.	214	1,299
Hankyu Hanshin Holdings, Inc.	268	9,006
Hitachi Transport System Ltd.	59	1,215
Keikyu Corp.	531	5,866
Keio Corp.	614	4,846
Keisei Electric Railway Co. Ltd.	150	3,570
Kintetsu Group Holdings Co. Ltd.	1,931	7,197
Kyushu Railway Co.*	171	5,364
Nagoya Railroad Co. Ltd.	955	4,396
Nankai Electric Railway Co. Ltd.	577	2,847
Nippon Express Co. Ltd.	782	4,054
Nishi-Nippon Railroad Co. Ltd.	439	1,938
Odakyu Electric Railway Co. Ltd.	328	6,508
Seino Holdings Co. Ltd.	152	1,758
Sotetsu Holdings, Inc.	415	2,077
Tobu Railway Co. Ltd.	1,081	5,555
Tokyu Corp.	1,071	7,964
West Japan Railway Co.	195	12,962
		155,996
Semiconductors & Semiconductor Equipment - 1.0%
Advantest Corp.	201	3,546
Disco Corp.	29	4,378
Rohm Co. Ltd.	95	6,164
SCREEN Holdings Co. Ltd.	43	2,913
Sumco Corp.	197	2,909
Tokyo Electron Ltd.	165	16,532
		36,442
Software - 1.3%
Capcom Co. Ltd.	65	1,327
COLOPL, Inc.	62	577
GungHo Online Entertainment, Inc.	471	1,095

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Koei Tecmo Holdings Co. Ltd.	57	1,138
Konami Holdings Corp.	101	4,279
LINE Corp.*	42	1,453
Nexon Co. Ltd.	156	2,605
Nintendo Co. Ltd.	115	24,154
OBIC Business Consultants Co. Ltd.	10	488
Oracle Corp.	38	2,221
Square Enix Holdings Co. Ltd.	92	2,808
Trend Micro, Inc.	122	5,365
		47,510
Specialty Retail - 1.5%
ABC-Mart, Inc.	26	1,573
Adastria Co. Ltd.	30	780
Aoyama Trading Co. Ltd.	50	1,881
Autobacs Seven Co. Ltd.	80	1,272
Bic Camera, Inc.	160	1,557
Fast Retailing Co. Ltd.	54	17,129
Hikari Tsushin, Inc.	27	2,654
Komeri Co. Ltd.	38	942
K’s Holdings Corp.	86	1,536
Nitori Holdings Co. Ltd.	79	9,236
Sanrio Co. Ltd.	81	1,611
Shimachu Co. Ltd.	66	1,682
Shimamura Co. Ltd.	23	2,989
USS Co. Ltd.	231	3,972
Yamada Denki Co. Ltd.	764	3,913
		52,727
Technology Hardware, Storage & Peripherals - 2.0%
Brother Industries Ltd.	253	4,787
Canon, Inc.	1,113	32,639
FUJIFILM Holdings Corp.	414	16,066
Konica Minolta, Inc.	482	4,666
Ricoh Co. Ltd.	729	6,379
Seiko Epson Corp.	298	6,693
		71,230
Textiles, Apparel & Luxury Goods - 0.1%
Asics Corp.	189	3,346
Wacoal Holdings Corp.	130	1,640
		4,986
Tobacco - 1.2%
Japan Tobacco, Inc.	1,274	42,780

Trading Companies & Distributors - 3.6%
ITOCHU Corp.	1,527	22,198
Marubeni Corp.	1,655	10,751
MISUMI Group, Inc.	287	5,035
Mitsubishi Corp.	1,463	33,141
Mitsui & Co. Ltd.	1,808	27,778
MonotaRO Co. Ltd.	68	1,933
Nagase & Co. Ltd.	118	1,722
Sojitz Corp.	1,338	3,480
Sumitomo Corp.	1,193	16,096
Toyota Tsusho Corp.	241	7,216
		129,350
Transportation Infrastructure - 0.2%
Japan Airport Terminal Co. Ltd.	65	2,280
Kamigumi Co. Ltd.	245	2,306
Mitsubishi Logistics Corp.	156	2,250
		6,836
Wireless Telecommunication Services - 4.3%
KDDI Corp.	1,970	51,748
NTT DOCOMO, Inc.	1,394	33,229
SoftBank Group Corp.	912	68,160
		153,137
TOTAL COMMON STOCKS (Cost $3,447,870)		3,590,797

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.1%

REPURCHASE AGREEMENT(b) - 0.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,688 (Cost $2,688)	2,688	2,688

Total Investments - 100.1% (Cost $3,450,558)		3,593,485
Liabilities Less Other Assets - (0.1%)		(1,878)
Net assets - 100.0%		3,591,607

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$275,332
Aggregate gross unrealized depreciation	(172,116)
Net unrealized appreciation	$103,216
Federal income tax cost of investments	$3,490,269

See accompanying notes to schedules of portfolio investments.

Forward Currency Contracts

Hedged FTSE Japan ETF had the following open forward currency contracts as of February 28, 2017:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	3/3/2017	404,838,000	$(3,615,649)	$3,618,417	$2,768
						$2,768

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Depreciation
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	3/3/2017	(404,838,000)	$3,606,151	$3,618,417	$(12,266)
U.S. Dollar vs. Japanese Yen	Goldman Sachs International	4/5/2017	(402,440,000)	3,600,157	3,602,480	(2,323)
						$(14,589)
						$(11,821)

See accompanying notes to schedules of portfolio investments.

High Yield—Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 95.6%

Aerospace & Defense - 2.8%
Bombardier, Inc.
8.75%, 12/1/2021(a)	615,000	681,112
7.50%, 3/15/2025(a)	688,000	715,520
KLX, Inc.
5.88%, 12/1/2022(a)	840,000	884,268
TransDigm, Inc.
6.00%, 7/15/2022	419,000	430,305
6.50%, 7/15/2024	598,000	614,445
		3,325,650
Air Freight & Logistics - 0.4%
XPO Logistics, Inc.
6.50%, 6/15/2022(a)	400,000	420,000

Auto Components - 2.2%
Allison Transmission, Inc.
5.00%, 10/1/2024(a)	100,000	101,750
Goodyear Tire & Rubber Co. (The)
5.13%, 11/15/2023	953,000	989,929
Icahn Enterprises LP
6.00%, 8/1/2020	604,000	628,166
5.88%, 2/1/2022	900,000	919,062
		2,638,907
Banks - 0.8%
CIT Group, Inc.
5.25%, 3/15/2018	865,000	893,874

Chemicals - 2.5%
Ashland LLC
4.75%, 8/15/2022	409,000	424,338
Chemours Co. (The)
6.63%, 5/15/2023	500,000	530,625
Gates Global LLC
6.00%, 7/15/2022(a)	416,000	419,120
Hexion, Inc.
6.63%, 4/15/2020	458,000	425,940
Momentive Performance Materials, Inc.
3.88%, 10/24/2021	666,000	652,680
Platform Specialty Products Corp.
6.50%, 2/1/2022(a)	453,000	473,385
		2,926,088
Commercial Services & Supplies - 2.3%
ADT Corp. (The)
3.50%, 7/15/2022	460,000	436,425
Jaguar Holding Co. II
6.38%, 8/1/2023(a)	400,000	430,500
Prime Security Services Borrower LLC
9.25%, 5/15/2023(a)	1,170,000	1,279,688
West Corp.
5.38%, 7/15/2022(a)	541,000	519,630
		2,666,243
Communications Equipment - 0.2%
CommScope Technologies Finance LLC
6.00%, 6/15/2025(a)	203,000	217,210

Construction & Engineering - 0.5%
AECOM
5.13%, 3/15/2027(a)	539,000	547,705

Consumer Finance - 2.0%
Ally Financial, Inc.
3.60%, 5/21/2018	469,000	477,208
5.75%, 11/20/2025	716,000	756,275
Navient Corp.
5.50%, 1/15/2019	703,000	725,847
Springleaf Finance Corp.
8.25%, 12/15/2020	405,000	444,994
		2,404,324
Containers & Packaging - 3.7%
Ball Corp.
4.38%, 12/15/2020	255,000	267,750
5.25%, 7/1/2025	991,000	1,051,699
Crown Americas LLC
4.50%, 1/15/2023	496,000	509,020
Reynolds Group Issuer, Inc.
5.75%, 10/15/2020	1,809,000	1,863,270
5.13%, 7/15/2023(a)	600,000	621,750
		4,313,489
Diversified Consumer Services - 0.4%
Laureate Education, Inc.
9.25%, 9/1/2019(a)	457,000	478,136

Diversified Telecommunication Services - 4.6%
CCO Holdings LLC
5.75%, 2/15/2026(a)	1,610,000	1,722,700
CenturyLink, Inc.
Series T, 5.80%, 3/15/2022	599,000	616,970
Series Y, 7.50%, 4/1/2024	600,000	645,000
Frontier Communications Corp.
10.50%, 9/15/2022	666,000	692,427
11.00%, 9/15/2025	1,446,000	1,453,230
Zayo Group LLC
6.00%, 4/1/2023	300,000	317,250
		5,447,577
Electronic Equipment, Instruments & Components - 0.5%
Zebra Technologies Corp.
7.25%, 10/15/2022	522,000	564,856

Energy Equipment & Services - 0.5%
Ensco plc
5.75%, 10/1/2044	469,000	365,820
Transocean, Inc.
9.00%, 7/15/2023(a)	229,000	246,748
		612,568
Equity Real Estate Investment Trusts (REITs) - 3.1%
Communications Sales & Leasing, Inc.
8.25%, 10/15/2023	500,000	541,875
Equinix, Inc.
5.38%, 4/1/2023	663,000	687,863
5.88%, 1/15/2026	503,000	537,264
Iron Mountain, Inc.
6.00%, 10/1/2020(a)	369,000	387,557
5.75%, 8/15/2024	624,000	640,374
MGM Growth Properties Operating Partnership LP
5.63%, 5/1/2024(a)	300,000	317,250
SBA Communications Corp.
4.88%, 9/1/2024(a)	573,000	570,077
		3,682,260
Food & Staples Retailing - 1.7%
Albertsons Cos. LLC
6.63%, 6/15/2024(a)	672,000	712,320
5.75%, 3/15/2025(a)	298,000	298,559
Rite Aid Corp.
6.13%, 4/1/2023(a)	930,000	985,474
		1,996,353
Food Products - 1.2%
Post Holdings, Inc.
5.00%, 8/15/2026(a)	1,475,000	1,426,133

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Health Care Equipment & Supplies - 0.6%
Hologic, Inc.
5.25%, 7/15/2022(a)	682,000	710,985

Health Care Providers & Services - 10.9%
Centene Corp.
5.63%, 2/15/2021	479,000	504,147
4.75%, 1/15/2025	806,000	829,173
CHS/Community Health Systems, Inc.
8.00%, 11/15/2019	1,514,000	1,479,935
6.88%, 2/1/2022	589,000	516,848
DaVita, Inc.
5.13%, 7/15/2024	1,408,000	1,437,040
5.00%, 5/1/2025	200,000	201,238
DJO Finco, Inc.
8.13%, 6/15/2021(a)	463,000	409,755
Envision Healthcare Corp.
5.63%, 7/15/2022	880,000	916,300
HCA, Inc.
5.38%, 2/1/2025	1,337,000	1,398,836
5.88%, 2/15/2026	636,000	682,110
HealthSouth Corp.
5.75%, 11/1/2024	200,000	204,000
LifePoint Health, Inc.
5.50%, 12/1/2021	992,000	1,032,300
MPH Acquisition Holdings LLC
7.13%, 6/1/2024(a)	540,000	581,850
Ortho-Clinical Diagnostics, Inc.
6.63%, 5/15/2022(a)	588,000	524,790
Tenet Healthcare Corp.
8.13%, 4/1/2022	1,505,000	1,576,487
6.75%, 6/15/2023	499,000	494,634
		12,789,443
Health Care Technology - 0.5%
Quintiles IMS, Inc.
5.00%, 10/15/2026(a)	535,000	543,025

Hotels, Restaurants & Leisure - 7.2%
1011778 BC ULC
4.63%, 1/15/2022(a)	170,000	174,888
6.00%, 4/1/2022(a)	1,145,000	1,194,006
Caesars Entertainment Resort Properties LLC
11.00%, 10/1/2021	556,000	608,125
ESH Hospitality, Inc.
5.25%, 5/1/2025(a)	532,000	536,655
GLP Capital LP
4.88%, 11/1/2020	402,000	422,100
Hilton Domestic Operating Co., Inc.
4.25%, 9/1/2024(a)	500,000	494,500
Hilton Worldwide Finance LLC
5.63%, 10/15/2021	634,000	652,804
KFC Holding Co.
5.00%, 6/1/2024(a)	210,000	215,586
5.25%, 6/1/2026(a)	688,000	711,220
MGM Resorts International
6.00%, 3/15/2023	1,099,000	1,197,910
Scientific Games International, Inc.
7.00%, 1/1/2022(a)	394,000	419,118
10.00%, 12/1/2022	1,069,000	1,134,476
Wynn Las Vegas LLC
5.50%, 3/1/2025(a)	720,000	736,200
		8,497,588
Household Products - 0.3%
Spectrum Brands, Inc.
5.75%, 7/15/2025	370,000	393,125

Independent Power and Renewable Electricity Producers - 3.4%
Calpine Corp.
5.38%, 1/15/2023	391,000	394,910
5.75%, 1/15/2025	789,000	781,110
Dynegy, Inc.
6.75%, 11/1/2019	225,000	231,750
7.38%, 11/1/2022	1,545,000	1,517,963
NRG Energy, Inc.
6.63%, 1/15/2027(a)	417,000	409,702
Talen Energy Supply LLC
4.62%, 7/15/2019(a)	689,000	670,053
		4,005,488
Insurance - 0.6%
HUB International Ltd.
7.88%, 10/1/2021(a)	709,000	749,768

Internet & Direct Marketing Retail - 0.5%
Netflix, Inc.
4.38%, 11/15/2026(a)	643,000	637,374

Internet Software & Services - 0.4%
Rackspace Hosting, Inc.
8.63%, 11/15/2024(a)	500,000	526,875

IT Services - 1.9%
First Data Corp.
7.00%, 12/1/2023(a)	911,000	979,325
5.75%, 1/15/2024(a)	1,250,000	1,295,312
		2,274,637
Machinery - 0.8%
Novelis Corp.
6.25%, 8/15/2024(a)	628,000	665,680
5.88%, 9/30/2026(a)	314,000	323,027
		988,707
Media - 8.1%
Altice US Finance I Corp.
5.50%, 5/15/2026(a)	518,000	535,483
AMC Networks, Inc.
5.00%, 4/1/2024	388,000	391,639
Cequel Communications Holdings I LLC
6.38%, 9/15/2020(a)	774,000	797,704
Clear Channel Worldwide Holdings, Inc.
Series B, 7.63%, 3/15/2020	1,287,000	1,296,652
Series B, 6.50%, 11/15/2022	448,000	463,958
DISH DBS Corp.
5.88%, 7/15/2022	381,000	408,622
5.88%, 11/15/2024	1,304,000	1,388,760
Nielsen Finance LLC
5.00%, 4/15/2022(a)	1,147,000	1,181,410
Sirius XM Radio, Inc.
6.00%, 7/15/2024(a)	1,008,000	1,073,520
5.38%, 7/15/2026(a)	421,000	429,420
Tribune Media Co.
5.88%, 7/15/2022	574,000	586,198
Univision Communications, Inc.
5.13%, 2/15/2025(a)	977,000	963,566
		9,516,932
Metals & Mining - 2.0%
First Quantum Minerals Ltd.
6.75%, 2/15/2020(a)	249,000	255,225
7.00%, 2/15/2021(a)	514,000	532,311
Freeport-McMoRan, Inc.
3.88%, 3/15/2023	1,142,000	1,050,640
5.45%, 3/15/2043	577,000	493,335
		2,331,511

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Multiline Retail - 1.1%
Dollar Tree, Inc.
5.75%, 3/1/2023	1,222,000	1,296,847

Oil, Gas & Consumable Fuels - 12.2%
Antero Resources Corp.
5.38%, 11/1/2021	693,000	708,592
5.13%, 12/1/2022	366,000	367,830
California Resources Corp.
8.00%, 12/15/2022(a)	862,000	737,010
Cheniere Corpus Christi Holdings LLC
7.00%, 6/30/2024(a)	514,000	575,680
5.88%, 3/31/2025(a)	413,000	436,748
Chesapeake Energy Corp.
8.00%, 12/15/2022(a)	951,000	1,005,683
8.00%, 1/15/2025(a)	586,000	581,605
Citgo Holding, Inc.
10.75%, 2/15/2020(a)	677,000	734,545
Concho Resources, Inc.
5.50%, 4/1/2023	776,000	803,160
CONSOL Energy, Inc.
5.88%, 4/15/2022	1,068,000	1,041,300
Continental Resources, Inc.
5.00%, 9/15/2022	578,000	589,560
4.50%, 4/15/2023	808,000	791,840
Energy Transfer Equity LP
5.88%, 1/15/2024	132,000	141,900
5.50%, 6/1/2027	1,082,000	1,145,567
EP Energy LLC
9.38%, 5/1/2020	551,000	538,602
8.00%, 2/15/2025(a)	478,000	466,050
Jupiter Resources, Inc.
8.50%, 10/1/2022(a)	601,000	516,860
MEG Energy Corp.
7.00%, 3/31/2024(a)	809,000	728,100
Murray Energy Corp.
11.25%, 4/15/2021(a)	639,000	501,615
Newfield Exploration Co.
5.63%, 7/1/2024	481,000	514,670
Sanchez Energy Corp.
6.13%, 1/15/2023	671,000	644,160
Southwestern Energy Co.
6.70%, 1/23/2025	403,000	386,880
Williams Cos., Inc. (The)
4.55%, 6/24/2024	418,000	424,270
		14,382,227
Personal Products - 0.5%
Nature’s Bounty Co. (The)
7.63%, 5/15/2021(a)	502,000	530,237

Pharmaceuticals - 2.6%
Endo Ltd.
6.00%, 7/15/2023(a)	376,000	345,920
6.00%, 2/1/2025(a)	675,000	603,281
Valeant Pharmaceuticals International, Inc.
5.88%, 5/15/2023(a)	1,058,000	860,948
6.13%, 4/15/2025(a)	1,631,000	1,298,684
		3,108,833
Semiconductors & Semiconductor Equipment - 0.7%
Micron Technology, Inc.
5.50%, 2/1/2025	781,000	806,383

Software - 2.5%
BMC Software Finance, Inc.
8.13%, 7/15/2021(a)	734,000	745,010
Infor US, Inc.
6.50%, 5/15/2022	789,000	820,560
Solera LLC
10.50%, 3/1/2024(a)	783,000	892,620
Symantec Corp.
5.00%, 4/15/2025(a)	412,000	422,895
		2,881,085
Specialty Retail - 0.9%
Claire’s Stores, Inc.
9.00%, 3/15/2019(a)	300,000	137,250
PetSmart, Inc.
7.13%, 3/15/2023(a)	878,000	861,537
		998,787
Technology Hardware, Storage & Peripherals - 3.0%
EMC Corp.
1.88%, 6/1/2018	1,360,000	1,354,549
2.65%, 6/1/2020	615,000	599,685
Western Digital Corp.
10.50%, 4/1/2024	1,364,000	1,595,880
		3,550,114
Thrifts & Mortgage Finance - 0.7%
Quicken Loans, Inc.
5.75%, 5/1/2025(a)	829,000	816,565

Trading Companies & Distributors - 1.2%
HD Supply, Inc.
5.25%, 12/15/2021(a)	441,000	465,255
5.75%, 4/15/2024(a)	537,000	567,878
United Rentals North America, Inc.
5.88%, 9/15/2026	239,000	251,547
5.50%, 5/15/2027	180,000	183,971
		1,468,651
Wireless Telecommunication Services - 3.6%
Sprint Corp.
7.88%, 9/15/2023	2,099,000	2,335,138
T-Mobile USA, Inc.
6.25%, 4/1/2021	1,152,000	1,189,047
6.50%, 1/15/2026	608,000	668,040
		4,192,225
TOTAL CORPORATE BONDS (Cost $111,100,443)		112,558,785

SHORT-TERM INVESTMENT - 3.2%

REPURCHASE AGREEMENT(b) - 3.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,769,715 (Cost $3,769,664)	3,769,664	3,769,664

Total Investments - 98.8% (Cost $114,870,107)		116,328,449
Other Assets Less Liabilities - 1.2%		1,369,781
Net assets - 100.0%		117,698,230

See accompanying notes to schedules of portfolio investments.

(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 2/28/2017 amounts to $48,566,901, which represents approximately 41.26% of net assets of the Fund.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,663,719
Aggregate gross unrealized depreciation	(1,218,642)
Net unrealized appreciation	$1,445,077
Federal income tax cost of investments	$114,883,372

Futures Contracts Sold

High Yield-Interest Rate Hedged had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	313	6/21/2017	$38,992,953	$159,917
U.S. 2 Year Treasury Note Futures Contracts	113	6/30/2017	24,453,907	26,751
U.S. 5 Year Treasury Note Futures Contracts	441	6/30/2017	51,907,078	182,624
				$369,292

Cash collateral in the amount of $992,365 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

See accompanying notes to schedules of portfolio investments.

Investment Grade—Interest Rate Hedged

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 94.8%

Aerospace & Defense - 1.5%
Embraer Netherlands Finance BV
5.05%, 6/15/2025	642,000	665,626
Lockheed Martin Corp.
4.07%, 12/15/2042	340,000	338,337
Northrop Grumman Corp.
3.25%, 8/1/2023	362,000	371,333
United Technologies Corp.
6.13%, 7/15/2038	1,121,000	1,450,749
5.70%, 4/15/2040	240,000	296,080
		3,122,125
Air Freight & Logistics - 0.4%
United Parcel Service, Inc.
2.45%, 10/1/2022	844,000	847,020

Automobiles - 1.7%
Daimler Finance North America LLC
8.50%, 1/18/2031	130,000	197,985
Ford Motor Co.
7.45%, 7/16/2031	928,000	1,176,070
4.75%, 1/15/2043	400,000	384,710
General Motors Co.
4.88%, 10/2/2023	660,000	708,276
6.25%, 10/2/2043	300,000	341,747
5.20%, 4/1/2045	569,000	572,565
		3,381,353
Banks - 22.1%
Bank of America Corp.
3.30%, 1/11/2023	1,041,000	1,048,901
4.13%, 1/22/2024	134,000	140,273
4.00%, 4/1/2024	500,000	519,744
4.20%, 8/26/2024	408,000	421,087
4.00%, 1/22/2025	200,000	201,381
Series L, 3.95%, 4/21/2025	250,000	250,929
3.88%, 8/1/2025	200,000	204,430
4.45%, 3/3/2026	395,000	409,669
3.50%, 4/19/2026	231,000	229,312
4.25%, 10/22/2026	140,000	142,696
6.11%, 1/29/2037	548,000	651,211
7.75%, 5/14/2038	1,052,000	1,474,842
5.00%, 1/21/2044	326,000	360,203
4.88%, 4/1/2044	351,000	383,100
Barclays plc
4.38%, 9/11/2024	446,000	447,798
4.38%, 1/12/2026	400,000	407,384
5.20%, 5/12/2026	825,000	853,929
BNP Paribas
3.25%, 3/3/2023	1,392,000	1,402,917
Citigroup, Inc.
3.50%, 5/15/2023	651,000	655,398
3.88%, 3/26/2025	550,000	547,791
4.40%, 6/10/2025	100,000	102,719
5.50%, 9/13/2025	309,000	340,390
3.70%, 1/12/2026	425,000	426,416
4.60%, 3/9/2026	811,000	842,448
3.40%, 5/1/2026	216,000	211,273
4.30%, 11/20/2026	582,000	592,421
4.45%, 9/29/2027	240,000	245,752
4.13%, 7/25/2028	200,000	198,532
8.13%, 7/15/2039	368,000	548,482
5.88%, 1/30/2042	246,000	299,015
6.68%, 9/13/2043	572,000	736,352
4.65%, 7/30/2045	103,000	108,758
Cooperatieve Rabobank UA
4.63%, 12/1/2023	1,309,000	1,380,814
3.75%, 7/21/2026	450,000	439,190
5.25%, 5/24/2041	1,510,000	1,768,094
5.25%, 8/4/2045	263,000	284,642
Credit Suisse Group Funding Guernsey Ltd.
3.80%, 9/15/2022	787,000	795,972
3.80%, 6/9/2023	263,000	263,487
3.75%, 3/26/2025	400,000	392,136
4.88%, 5/15/2045	1,049,000	1,076,080
Discover Bank
4.20%, 8/8/2023	250,000	262,671
Fifth Third Bancorp
8.25%, 3/1/2038	710,000	1,010,259
HSBC Holdings plc
4.25%, 3/14/2024	627,000	638,292
3.90%, 5/25/2026	400,000	405,361
4.38%, 11/23/2026	500,000	506,132
6.50%, 5/2/2036	916,000	1,132,554
6.50%, 9/15/2037	272,000	338,364
6.80%, 6/1/2038	1,371,000	1,764,096
5.25%, 3/14/2044	417,000	452,480
JPMorgan Chase & Co.
3.25%, 9/23/2022	1,237,000	1,263,008
3.20%, 1/25/2023	150,000	151,992
3.38%, 5/1/2023	125,000	125,720
3.88%, 2/1/2024	986,000	1,030,480
3.63%, 5/13/2024	99,000	101,509
3.88%, 9/10/2024	391,000	399,568
4.25%, 10/1/2027	100,000	103,087
6.40%, 5/15/2038	719,000	938,426
5.50%, 10/15/2040	262,000	311,823
5.40%, 1/6/2042	200,000	236,530
5.63%, 8/16/2043	140,000	163,880
4.85%, 2/1/2044	200,000	222,776
4.95%, 6/1/2045	487,000	524,024
Lloyds Banking Group plc
4.50%, 11/4/2024	206,000	211,580
4.65%, 3/24/2026	328,000	335,731
Mitsubishi UFJ Financial Group, Inc.
3.85%, 3/1/2026	254,000	260,823
National Australia Bank Ltd.
2.50%, 7/12/2026	357,000	334,392
Royal Bank of Scotland Group plc
3.88%, 9/12/2023	250,000	246,909
Santander UK plc
4.00%, 3/13/2024	575,000	599,720
Sumitomo Mitsui Financial Group, Inc.
3.78%, 3/9/2026	840,000	860,226
2.63%, 7/14/2026	260,000	242,263
3.01%, 10/19/2026	200,000	191,589
3.45%, 1/11/2027	665,000	661,676
Wells Fargo & Co.
Series M, 3.45%, 2/13/2023	300,000	304,217
3.30%, 9/9/2024	1,132,000	1,139,349
3.00%, 2/19/2025	1,581,000	1,546,667
3.00%, 4/22/2026	350,000	338,057
4.10%, 6/3/2026	899,000	919,829
3.00%, 10/23/2026	856,000	821,977
4.65%, 11/4/2044	250,000	255,653
3.90%, 5/1/2045	492,000	474,516
4.75%, 12/7/2046	280,000	292,095
Wells Fargo Bank NA
6.60%, 1/15/2038	250,000	328,674
Westpac Banking Corp.
2.85%, 5/13/2026	500,000	484,697
2.70%, 8/19/2026	206,000	196,504
		44,936,144
Beverages - 2.7%
Anheuser-Busch InBev Finance, Inc.
2.63%, 1/17/2023	251,000	248,049
3.70%, 2/1/2024	250,000	258,247

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Anheuser-Busch InBev Worldwide, Inc.
4.95%, 1/15/2042	200,000	219,945
3.75%, 7/15/2042	909,000	842,679
Coca-Cola Co. (The)
3.20%, 11/1/2023	545,000	564,900
2.88%, 10/27/2025	250,000	249,007
2.25%, 9/1/2026	1,017,000	957,891
Constellation Brands, Inc.
4.25%, 5/1/2023	634,000	669,079
Molson Coors Brewing Co.
5.00%, 5/1/2042	513,000	545,455
Pepsi Bottling Group, Inc. (The)
Series B, 7.00%, 3/1/2029	120,000	163,373
PepsiCo, Inc.
2.75%, 3/1/2023	250,000	251,415
5.50%, 1/15/2040	400,000	491,270
		5,461,310
Biotechnology - 0.8%
AbbVie, Inc.
2.90%, 11/6/2022	698,000	694,848
4.40%, 11/6/2042	812,000	779,236
Biogen, Inc.
3.63%, 9/15/2022	200,000	207,018
		1,681,102
Capital Markets - 7.2%
BlackRock, Inc.
3.50%, 3/18/2024	703,000	736,751
Deutsche Bank AG
3.70%, 5/30/2024	842,000	820,893
Goldman Sachs Group, Inc. (The)
3.63%, 1/22/2023	288,000	295,593
4.25%, 10/21/2025	380,000	389,595
5.95%, 1/15/2027	639,000	737,382
6.13%, 2/15/2033	1,696,000	2,070,857
6.45%, 5/1/2036	545,000	660,830
6.75%, 10/1/2037	250,000	311,981
6.25%, 2/1/2041	292,000	368,676
5.15%, 5/22/2045	400,000	426,294
Morgan Stanley
3.75%, 2/25/2023	180,000	186,162
4.10%, 5/22/2023	200,000	207,558
Series F, 3.88%, 4/29/2024	1,266,000	1,309,097
3.70%, 10/23/2024	1,236,000	1,262,477
5.00%, 11/24/2025	1,540,000	1,660,819
3.88%, 1/27/2026	200,000	203,893
4.35%, 9/8/2026	730,000	750,838
4.30%, 1/27/2045	591,000	594,995
State Street Corp.
3.10%, 5/15/2023	239,000	241,639
3.70%, 11/20/2023	896,000	936,032
3.30%, 12/16/2024	326,000	332,647
3.55%, 8/18/2025	160,000	165,223
		14,670,232
Chemicals - 0.5%
Dow Chemical Co. (The)
7.38%, 11/1/2029	570,000	767,132
EI du Pont de Nemours & Co.
2.80%, 2/15/2023	330,000	327,987
		1,095,119
Communications Equipment - 0.7%
Cisco Systems, Inc.
3.63%, 3/4/2024	1,275,000	1,344,217

Consumer Finance - 0.9%
American Express Co.
2.65%, 12/2/2022	366,000	363,426
4.05%, 12/3/2042	376,000	374,238
Ford Motor Credit Co. LLC
4.25%, 9/20/2022	250,000	261,859
4.38%, 8/6/2023	729,000	764,391
John Deere Capital Corp.
2.80%, 3/6/2023	90,000	90,394
		1,854,308
Diversified Financial Services - 3.1%
Berkshire Hathaway, Inc.
4.50%, 2/11/2043	400,000	432,812
GE Capital International Funding Co. Unlimited Co.
4.42%, 11/15/2035	437,000	468,064
Shell International Finance BV
2.25%, 1/6/2023	154,000	150,096
3.25%, 5/11/2025	1,182,000	1,192,462
2.88%, 5/10/2026	100,000	97,288
4.13%, 5/11/2035	284,000	292,340
5.50%, 3/25/2040	528,000	628,009
4.55%, 8/12/2043	682,000	720,549
4.38%, 5/11/2045	1,324,000	1,369,445
4.00%, 5/10/2046	250,000	243,857
3.75%, 9/12/2046	686,000	643,219
		6,238,141
Diversified Telecommunication Services - 4.3%
AT&T, Inc.
6.30%, 1/15/2038	226,000	256,918
5.35%, 9/1/2040	550,000	560,919
5.55%, 8/15/2041	1,226,000	1,270,565
5.15%, 3/15/2042	200,000	197,957
CC Holdings GS V LLC
3.85%, 4/15/2023	434,000	445,338
Telefonica Emisiones SAU
7.05%, 6/20/2036	986,000	1,184,999
Verizon Communications, Inc.
5.15%, 9/15/2023	100,000	109,917
2.63%, 8/15/2026	1,410,000	1,291,178
6.40%, 9/15/2033	100,000	119,452
4.27%, 1/15/2036	1,001,000	945,299
6.55%, 9/15/2043	178,000	217,910
4.13%, 8/15/2046	240,000	210,356
4.86%, 8/21/2046	1,052,000	1,025,961
4.52%, 9/15/2048	942,000	864,800
		8,701,569
Electric Utilities - 1.0%
Duke Energy Florida LLC
6.40%, 6/15/2038	100,000	134,572
FirstEnergy Corp.
Series C, 7.38%, 11/15/2031	280,000	369,074
Georgia Power Co.
4.30%, 3/15/2042	562,000	573,826
Pacific Gas & Electric Co.
6.05%, 3/1/2034	670,000	848,366
		1,925,838
Energy Equipment & Services - 0.5%
Baker Hughes, Inc.
5.13%, 9/15/2040	186,000	207,985
Halliburton Co.
7.45%, 9/15/2039	634,000	864,480
		1,072,465
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.
3.50%, 1/31/2023	597,000	600,405
5.00%, 2/15/2024	200,000	216,362
Crown Castle International Corp.
5.25%, 1/15/2023	212,000	231,546
Weyerhaeuser Co.
7.38%, 3/15/2032	259,000	341,550
		1,389,863
Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.
7.55%, 2/15/2030	100,000	145,031
5.25%, 9/1/2035	707,000	841,131

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
6.50%, 8/15/2037	576,000	780,815
6.20%, 4/15/2038	70,000	92,386
5.63%, 4/1/2040	200,000	247,850
5.00%, 10/25/2040	125,000	143,930
5.63%, 4/15/2041	1,039,000	1,295,722
		3,546,865
Food Products - 0.7%
JM Smucker Co. (The)
3.50%, 3/15/2025	538,000	547,325
Kraft Heinz Foods Co.
5.00%, 6/4/2042	674,000	690,046
Unilever Capital Corp.
5.90%, 11/15/2032	144,000	185,674
		1,423,045
Health Care Equipment & Supplies - 1.7%
Medtronic, Inc.
3.50%, 3/15/2025	2,056,000	2,110,138
4.38%, 3/15/2035	500,000	531,396
4.63%, 3/15/2045	771,000	836,742
		3,478,276
Health Care Providers & Services - 2.8%
Anthem, Inc.
3.30%, 1/15/2023	917,000	925,368
HCA, Inc.
5.25%, 4/15/2025	1,362,000	1,452,232
Howard Hughes Medical Institute
3.50%, 9/1/2023	434,000	456,235
UnitedHealth Group, Inc.
3.75%, 7/15/2025	100,000	104,760
3.10%, 3/15/2026	950,000	947,425
4.63%, 7/15/2035	278,000	307,509
6.88%, 2/15/2038	734,000	1,012,375
4.75%, 7/15/2045	350,000	394,242
		5,600,146
Household Products - 0.5%
Procter & Gamble Co. (The)
3.10%, 8/15/2023	190,000	196,327
5.55%, 3/5/2037	608,000	800,273
		996,600
Industrial Conglomerates - 2.8%
General Electric Co.
3.15%, 9/7/2022	291,000	301,056
2.70%, 10/9/2022	784,000	793,688
3.10%, 1/9/2023	390,000	402,700
6.75%, 3/15/2032	880,000	1,200,285
5.88%, 1/14/2038	259,000	332,032
6.88%, 1/10/2039	963,000	1,381,527
4.13%, 10/9/2042	550,000	571,435
4.50%, 3/11/2044	669,000	727,288
		5,710,011
Insurance - 1.8%
American International Group, Inc.
4.13%, 2/15/2024	368,000	382,560
AXA SA
8.60%, 12/15/2030	918,000	1,275,332
Manulife Financial Corp.
4.15%, 3/4/2026	632,000	667,954
MetLife, Inc.
5.70%, 6/15/2035	491,000	595,262
4.05%, 3/1/2045	770,000	750,744
		3,671,852
IT Services - 1.1%
International Business Machines Corp.
3.38%, 8/1/2023	200,000	207,511
3.63%, 2/12/2024	1,202,000	1,256,731
3.45%, 2/19/2026	500,000	512,727
4.00%, 6/20/2042	83,000	83,332
Mastercard, Inc.
3.38%, 4/1/2024	212,000	220,754
		2,281,055
Machinery - 0.4%
Caterpillar, Inc.
3.80%, 8/15/2042	894,000	872,519

Media - 7.0%
21st Century Fox America, Inc.
6.40%, 12/15/2035	673,000	822,973
6.15%, 3/1/2037	354,000	422,482
6.65%, 11/15/2037	763,000	955,557
Comcast Cable Communications Holdings, Inc.
9.46%, 11/15/2022	1,010,000	1,357,975
Comcast Corp.
3.60%, 3/1/2024	892,000	923,510
4.25%, 1/15/2033	1,011,000	1,043,914
6.50%, 11/15/2035	1,075,000	1,385,788
6.95%, 8/15/2037	100,000	135,258
6.40%, 5/15/2038	186,000	239,446
NBCUniversal Media LLC
2.88%, 1/15/2023	200,000	199,725
5.95%, 4/1/2041	573,000	701,007
Time Warner Cable LLC
7.30%, 7/1/2038	445,000	556,395
6.75%, 6/15/2039	508,000	603,630
Time Warner Entertainment Co. LP
8.38%, 3/15/2023	912,000	1,140,631
8.38%, 7/15/2033	222,000	298,269
Time Warner, Inc.
6.10%, 7/15/2040	380,000	435,734
6.25%, 3/29/2041	800,000	936,270
Viacom, Inc.
6.88%, 4/30/2036	100,000	111,241
4.38%, 3/15/2043	664,000	582,668
Walt Disney Co. (The)
2.35%, 12/1/2022	501,000	498,517
1.85%, 7/30/2026	1,037,000	938,800
		14,289,790
Metals & Mining - 2.8%
BHP Billiton Finance USA Ltd.
3.85%, 9/30/2023	892,000	964,929
4.13%, 2/24/2042	395,000	403,144
5.00%, 9/30/2043	599,000	689,559
Rio Tinto Finance USA Ltd.
5.20%, 11/2/2040	200,000	232,693
Southern Copper Corp.
6.75%, 4/16/2040	100,000	112,433
5.25%, 11/8/2042	938,000	917,609
Vale Overseas Ltd.
6.25%, 8/10/2026	772,000	852,095
6.88%, 11/21/2036	510,000	557,175
6.88%, 11/10/2039	257,000	280,451
Vale SA
5.63%, 9/11/2042	764,000	737,260
		5,747,348
Multiline Retail - 0.6%
Target Corp.
4.00%, 7/1/2042	1,006,000	988,328
3.63%, 4/15/2046	315,000	287,599
		1,275,927
Multi-Utilities - 0.5%
Berkshire Hathaway Energy Co.
6.50%, 9/15/2037	790,000	1,034,378

Oil, Gas & Consumable Fuels - 7.4%
Anadarko Petroleum Corp.
6.45%, 9/15/2036	495,000	599,706

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)
Apache Corp.
6.00%, 1/15/2037	200,000	232,281
BP Capital Markets plc
2.50%, 11/6/2022	300,000	294,426
2.75%, 5/10/2023	415,000	409,203
3.81%, 2/10/2024	662,000	686,995
3.51%, 3/17/2025	186,000	188,284
Canadian Natural Resources Ltd.
6.25%, 3/15/2038	182,000	213,226
Cenovus Energy, Inc.
6.75%, 11/15/2039	372,000	420,284
CNOOC Finance 2013 Ltd.
3.00%, 5/9/2023	200,000	196,235
CNOOC Finance 2015 USA LLC
3.50%, 5/5/2025	450,000	446,522
ConocoPhillips
6.50%, 2/1/2039	1,438,000	1,810,304
ConocoPhillips Holding Co.
6.95%, 4/15/2029	100,000	128,820
Devon Financing Co. LLC
7.88%, 9/30/2031	341,000	446,230
Ecopetrol SA
5.88%, 9/18/2023	1,078,000	1,169,630
5.88%, 5/28/2045	604,000	545,412
Hess Corp.
5.60%, 2/15/2041	244,000	250,299
Kinder Morgan Energy Partners LP
6.95%, 1/15/2038	318,000	378,285
Kinder Morgan, Inc.
7.75%, 1/15/2032	319,000	404,041
Nexen Energy ULC
6.40%, 5/15/2037	1,205,000	1,486,845
Phillips 66
5.88%, 5/1/2042	450,000	529,207
Statoil ASA
2.45%, 1/17/2023	232,000	227,978
3.70%, 3/1/2024	317,000	331,864
Suncor Energy, Inc.
6.50%, 6/15/2038	309,000	394,203
Total Capital International SA
2.70%, 1/25/2023	494,000	492,772
3.70%, 1/15/2024	103,000	107,593
3.75%, 4/10/2024	561,000	587,412
TransCanada PipeLines Ltd.
6.20%, 10/15/2037	469,000	594,106
7.63%, 1/15/2039	342,000	495,798
Valero Energy Corp.
6.63%, 6/15/2037	494,000	593,361
Williams Partners LP
6.30%, 4/15/2040	214,000	244,883
		14,906,205
Pharmaceuticals - 5.9%
AstraZeneca plc
3.38%, 11/16/2025	206,000	207,200
6.45%, 9/15/2037	880,000	1,155,156
4.00%, 9/18/2042	304,000	295,238
4.38%, 11/16/2045	346,000	356,476
GlaxoSmithKline Capital, Inc.
2.80%, 3/18/2023	724,000	727,306
6.38%, 5/15/2038	370,000	489,509
Merck & Co., Inc.
4.15%, 5/18/2043	1,056,000	1,090,276
Novartis Capital Corp.
2.40%, 9/21/2022	352,000	349,317
3.40%, 5/6/2024	305,000	315,906
4.40%, 5/6/2044	743,000	805,628
Pfizer, Inc.
3.00%, 6/15/2023	383,000	393,378
3.40%, 5/15/2024	660,000	686,600
2.75%, 6/3/2026	548,000	534,973
3.00%, 12/15/2026	631,000	625,465
4.00%, 12/15/2036	256,000	259,726
7.20%, 3/15/2039	770,000	1,113,790
4.13%, 12/15/2046	100,000	101,781
Teva Pharmaceutical Finance Netherlands III BV
2.80%, 7/21/2023	190,000	180,322
3.15%, 10/1/2026	1,298,000	1,201,485
4.10%, 10/1/2046	1,059,000	914,878
Wyeth LLC
5.95%, 4/1/2037	149,000	187,028
		11,991,438
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.
4.80%, 10/1/2041	846,000	950,731

Software - 1.5%
Microsoft Corp.
5.30%, 2/8/2041	422,000	503,334
Oracle Corp.
3.63%, 7/15/2023	446,000	469,155
6.50%, 4/15/2038	286,000	374,917
6.13%, 7/8/2039	1,174,000	1,492,729
5.38%, 7/15/2040	222,000	261,026
		3,101,161
Specialty Retail - 0.6%
Home Depot, Inc. (The)
5.88%, 12/16/2036	996,000	1,273,496

Technology Hardware, Storage & Peripherals - 3.4%
Apple, Inc.
2.40%, 5/3/2023	1,337,000	1,316,846
3.45%, 5/6/2024	730,000	758,190
2.50%, 2/9/2025	700,000	676,674
3.20%, 5/13/2025	904,000	916,096
3.85%, 5/4/2043	1,015,000	978,245
4.45%, 5/6/2044	100,000	105,650
3.45%, 2/9/2045	694,000	622,768
4.38%, 5/13/2045	432,000	449,613
HP, Inc.
6.00%, 9/15/2041	130,000	134,174
Seagate HDD Cayman
4.75%, 6/1/2023	100,000	100,000
4.75%, 1/1/2025	784,000	758,500
		6,816,756
Thrifts & Mortgage Finance - 0.3%
BPCE SA
4.00%, 4/15/2024	500,000	520,610

Tobacco - 0.9%
Altria Group, Inc.
4.00%, 1/31/2024	345,000	364,123
5.38%, 1/31/2044	572,000	666,477
Philip Morris International, Inc.
6.38%, 5/16/2038	333,000	428,140
4.25%, 11/10/2044	445,000	445,379
		1,904,119
Wireless Telecommunication Services - 1.7%
America Movil SAB de CV
6.38%, 3/1/2035	400,000	474,611
6.13%, 3/30/2040	300,000	351,634
Telefonica Europe BV
8.25%, 9/15/2030	302,000	407,641
Vodafone Group plc
2.95%, 2/19/2023	921,000	905,189
6.15%, 2/27/2037	725,000	827,513
4.38%, 2/19/2043	450,000	412,367
		3,378,955
TOTAL CORPORATE BONDS (Cost $190,459,336)		192,492,089

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 1.2%

REPURCHASE AGREEMENT(a) - 1.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,515,099 (Cost $2,515,064)	2,515,064	2,515,064

Total Investments - 96.0% (Cost $192,974,400)		195,007,153
Other Assets Less Liabilities - 4.0%		8,030,160
Net assets - 100.0%		203,037,313

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,072,326
Aggregate gross unrealized depreciation	(1,151,507)
Net unrealized appreciation	$1,920,819
Federal income tax cost of investments	$193,086,334

Futures Contracts Sold

Investment Grade-Interest Rate Hedged had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	815	6/21/2017	$101,531,172	$422,529
U.S. Long Bond Futures Contracts	563	6/21/2017	85,382,469	192,320
Ultra Long Term U.S. Treasury Bond Futures Contracts	62	6/21/2017	10,030,437	25,563
				$640,412

Cash collateral in the amount of $4,406,765 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

See accompanying notes to schedules of portfolio investments.

Short Term USD Emerging Markets Bond ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

FOREIGN GOVERNMENT SECURITIES - 72.8%

Argentine Government International Bond
6.88%, 4/22/2021	150,000	160,050
5.63%, 1/26/2022	180,000	181,800
Banco Nacional de Desenvolvimento Economico e Social
6.37%, 6/16/2018	200,000	209,740
Brazilian Government International Bond
8.88%, 10/14/2019	120,000	139,500
Chile Government International Bond
3.25%, 9/14/2021	100,000	103,935
Colombia Government International Bond
11.75%, 2/25/2020	196,000	248,430
Croatia Government International Bond
6.63%, 7/14/2020	200,000	219,061
Export-Import Bank of Korea
5.13%, 6/29/2020	200,000	217,592
Hazine Mustesarligi Varlik Kiralama A/S
4.56%, 10/10/2018	460,000	467,636
Hungary Government International Bond
4.13%, 2/19/2018	228,000	233,016
Indonesia Government International Bond
5.88%, 3/13/2020	300,000	329,238
Korea International Bond
7.13%, 4/16/2019	300,000	333,510
Lithuania Government International Bond
6.13%, 3/9/2021	150,000	169,500
Mexico Government International Bond
5.95%, 3/19/2019	60,000	65,130
5.13%, 1/15/2020	182,000	197,015
3.50%, 1/21/2021	60,000	61,740
Philippine Government International Bond
6.50%, 1/20/2020	170,000	192,521
Poland Government International Bond
6.38%, 7/15/2019	140,000	154,490
Qatar Government International Bond
4.50%, 1/20/2022	300,000	325,095
Republic of Lebanon
8.25%, 4/12/2021	250,000	274,499
Republic of Pakistan
7.25%, 4/15/2019	200,000	214,819
Russian Foreign Bond
5.00%, 4/29/2020	200,000	215,117
Serbia International Bond
4.88%, 2/25/2020	200,000	206,575
South Africa Government International Bond
6.88%, 5/27/2019	200,000	218,500
Sri Lanka Government International Bond
6.25%, 10/4/2020	200,000	212,771
Turkey Government International Bond
7.50%, 11/7/2019	200,000	218,714
Venezuela Government International Bond
7.00%, 12/1/2018	60,000	43,578
7.75%, 10/13/2019	60,000	39,240
6.00%, 12/9/2020	60,000	33,180
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $5,618,987)		5,685,992

CORPORATE BONDS - 25.2%

Banks - 5.2%
QNB Finance Ltd.
2.13%, 9/7/2021	200,000	192,766
Russian Agricultural Bank OJSC Via RSHB Capital SA
7.75%, 5/29/2018	200,000	212,256
		405,022
Diversified Financial Services - 2.8%
Gazprom OAO Via Gaz Capital SA
6.00%, 1/23/2021	200,000	216,200

Electric Utilities - 2.9%
Majapahit Holding BV
8.00%, 8/7/2019	200,000	225,000

Metals & Mining - 1.3%
Corp Nacional del Cobre de Chile
3.75%, 11/4/2020	100,000	104,429

Oil, Gas & Consumable Fuels - 13.0%
KazMunayGas National Co. JSC
6.38%, 4/9/2021	200,000	219,500
Petrobras Global Finance BV
5.75%, 1/20/2020	115,000	120,635
4.88%, 3/17/2020	160,000	164,560
5.38%, 1/27/2021	100,000	101,125
Petroleos de Venezuela SA
5.25%, 4/12/2017	50,000	47,927
Petroleos Mexicanos
5.75%, 3/1/2018	200,000	207,240
6.00%, 3/5/2020	72,000	77,292
3.50%, 7/23/2020	80,000	80,700
		1,018,979
TOTAL CORPORATE BONDS (Cost $1,912,018)		1,969,630

SHORT-TERM INVESTMENT - 1.4%

REPURCHASE AGREEMENT(a) - 1.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $107,722 (Cost $107,722)	107,722	107,722

Total Investments - 99.4% (Cost $7,638,727)		7,763,344
Other Assets Less Liabilities - 0.6%		47,011
Net assets - 100.0%		7,810,355

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations
OJSC	Open Joint Stock Company

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

See accompanying notes to schedules of portfolio investments.

Aggregate gross unrealized appreciation	$142,259
Aggregate gross unrealized depreciation	(17,642)
Net unrealized appreciation	$124,617
Federal income tax cost of investments	$7,638,727

Short Term USD Emerging Markets Bond ETF invested, as a percentage of net assets, in the following countries as of February 28, 2017:

Brazil	9.4%
Mexico	8.8%
Turkey	8.8%
Russia	8.2%
Indonesia	7.1%
South Korea	7.1%
Qatar	6.6%
Argentina	4.4%
Lebanon	3.5%
Colombia	3.2%
Hungary	3.0%
Kazakhstan	2.8%
Croatia	2.8%
South Africa	2.8%
Pakistan	2.7%
Sri Lanka	2.7%
Chile	2.7%
Serbia	2.6%
Philippines	2.5%
Lithuania	2.2%
Venezuela	2.1%
Poland	2.0%
Other (1)	2.0%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

USD Covered Bond

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

CORPORATE BONDS - 98.8%

Banks - 94.2%
Australia & New Zealand Banking Group Ltd.
2.05%, 5/27/2020(a)	250,000	248,680
Bank of Montreal
1.75%, 6/15/2021(a)	250,000	243,980
Bank of Nova Scotia (The)
1.85%, 4/14/2020	320,000	316,995
Canadian Imperial Bank of Commerce
2.25%, 7/21/2020(a)	307,000	307,812
Commonwealth Bank of Australia
1.88%, 12/11/2018(a)	300,000	299,930
DNB Boligkreditt A/S
2.00%, 5/28/2020(a)	308,000	304,571
National Australia Bank Ltd.
2.00%, 2/22/2019(a)	295,000	295,758
Norddeutsche Landesbank Girozentrale
2.00%, 2/5/2019(a)	200,000	200,640
Royal Bank of Canada
2.00%, 10/1/2018	330,000	332,003
2.20%, 9/23/2019	300,000	301,367
1.88%, 2/5/2020	380,000	376,941
2.10%, 10/14/2020	250,000	249,153
2.30%, 3/22/2021	340,000	339,867
SpareBank 1 Boligkreditt A/S
1.75%, 11/15/2019(a)	300,000	297,023
Stadshypotek AB
1.88%, 10/2/2019(a)	312,000	310,894
Toronto-Dominion Bank (The)
1.95%, 4/2/2020(a)	311,000	309,517
Westpac Banking Corp.
1.85%, 11/26/2018(a)	440,000	440,513
2.00%, 5/21/2019(a)	200,000	200,350
2.00%, 3/3/2020(a)	350,000	348,421
2.10%, 2/25/2021(a)	445,000	440,696
		6,165,111
Capital Markets - 4.6%
ING Bank NV
2.63%, 12/5/2022(a)	300,000	299,384

TOTAL CORPORATE BONDS (Cost $6,498,202)		6,464,495

SHORT-TERM INVESTMENT - 0.8%

REPURCHASE AGREEMENT(b) - 0.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $53,019 (Cost $53,019)	53,019	53,019

Total Investments - 99.6% (Cost $6,551,221)		6,517,514
Other Assets Less Liabilities - 0.4%		23,474
Net assets - 100.0%		6,540,988

(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of all such securities at 2/28/2017 amounts to $4,548,169, which represents approximately 69.53% of net assets of the Fund.

(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,161
Aggregate gross unrealized depreciation	(38,868)
Net unrealized depreciation	$(33,707)
Federal income tax cost of investments	$6,551,221

See accompanying notes to schedules of portfolio investments.

USD Covered Bond invested, as a percentage of net assets, in the following countries as of February 28, 2017:

Canada	42.4%
Australia	34.8%
Norway	9.2%
Sweden	4.7%
Netherlands	4.6%
Germany	3.1%
Other (1)	1.2%
100.0%

(1)	Includes any non fixed-income securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

German Sovereign/Sub-Sovereign ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments		Principal Amount	Value ($)

FOREIGN GOVERNMENT SECURITIES - 88.1%

Bund Laender Anleihe
1.50%, 7/15/2020	EUR	139,000	156,671
Bundesrepublik Deutschland
Series 8, 3.75%, 1/4/2019	EUR	139,000	160,587
Series 9, 3.50%, 7/4/2019	EUR	136,000	159,607
1.75%, 7/4/2022	EUR	140,000	167,261
1.00%, 8/15/2025	EUR	148,000	171,423
0.00%, 8/15/2026	EUR	175,000	183,602
Gemeinsame Deutsche Bundeslaender
Series 40, 1.75%, 6/13/2022	EUR	75,000	87,376
0.50%, 2/5/2025	EUR	65,000	70,327
KFW
0.00%, 12/7/2018	EUR	159,000	170,841
3.88%, 1/21/2019	EUR	135,000	155,762
3.38%, 1/18/2021	EUR	130,000	158,867
0.00%, 6/30/2021	EUR	155,000	167,440
0.38%, 3/9/2026	EUR	160,000	170,787
State of Baden-Wurttemberg
1.00%, 7/18/2022	EUR	67,000	75,325
Series 120, 2.00%, 11/13/2023	EUR	76,000	91,050
State of Berlin
0.75%, 11/11/2022	EUR	67,000	74,324
Series 465, 0.25%, 4/22/2025	EUR	70,000	74,059
State of Brandenburg
1.50%, 2/12/2020	EUR	42,000	47,032
3.50%, 6/15/2021	EUR	48,000	59,114
State of Hesse
Series 1512, 0.25%, 6/10/2025	EUR	150,000	158,614
State of Lower Saxony
Series 853, 0.08%, 7/20/2018	EUR	15,000	16,050
Series 841, 2.13%, 1/16/2024	EUR	71,000	85,740
State of North Rhine-Westphalia
1.25%, 3/13/2020	EUR	63,000	70,134
1.88%, 9/15/2022	EUR	81,000	95,213
State of Rhineland-Palatinate
1.25%, 1/16/2020	EUR	62,000	68,902
0.10%, 8/18/2026	EUR	68,000	69,823
State of Saxony-Anhalt
1.63%, 4/25/2023	EUR	75,000	87,430
1.88%, 4/10/2024	EUR	46,000	54,788
TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $3,467,810)			3,108,149

CORPORATE BONDS - 10.9%

Banks - 10.9%
Landeskreditbank Baden-Wuerttemberg Foerderbank
0.13%, 11/5/2020	EUR	128,000	137,861
Landwirtschaftliche Rentenbank
0.25%, 11/24/2022	EUR	56,000	60,598
0.63%, 2/20/2030	EUR	75,000	77,698
NRW Bank
3.88%, 1/27/2020	EUR	54,000	64,362
0.50%, 5/11/2026	EUR	43,000	45,952
TOTAL CORPORATE BONDS (Cost $406,067)			386,471

	Principal Amount ($)

SHORT-TERM INVESTMENT - 0.9%

REPURCHASE AGREEMENT(a) - 0.9%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $30,667 (Cost $30,667)	30,667	30,667

Total Investments - 99.9% (Cost $3,904,544)		3,525,287
Other Assets Less Liabilities - 0.1%		2,630
Net assets - 100.0%		3,527,917

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations

EUR	Euro

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,371
Aggregate gross unrealized depreciation	(381,628)
Net unrealized depreciation	$(379,257)
Federal income tax cost of investments	$3,904,544

See accompanying notes to schedules of portfolio investments.

Hedge Replication ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 12.2%

Aerospace & Defense - 0.2%
AAR Corp.	73	2,513
Aerojet Rocketdyne Holdings, Inc.*	132	2,559
Aerovironment, Inc.*	45	1,216
Astronics Corp.*	43	1,441
Astronics Corp., Class B*	3	103
Cubic Corp.	56	2,943
Curtiss-Wright Corp.	98	9,587
DigitalGlobe, Inc.*	140	4,431
Ducommun, Inc.*	23	709
Engility Holdings, Inc.*	40	1,252
Esterline Technologies Corp.*	66	5,867
KEYW Holding Corp. (The)*	99	982
KLX, Inc.*	117	5,890
Kratos Defense & Security Solutions, Inc.*	128	1,056
Mercury Systems, Inc.*	104	3,885
Moog, Inc., Class A*	71	4,798
National Presto Industries, Inc.	11	1,096
Sparton Corp.*	21	487
TASER International, Inc.*	116	2,978
Teledyne Technologies, Inc.*	76	9,987
Triumph Group, Inc.	110	3,058
Vectrus, Inc.*	24	581
		67,419
Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc.*	108	1,838
Atlas Air Worldwide Holdings, Inc.*	54	3,070
Echo Global Logistics, Inc.*	64	1,399
Forward Air Corp.	66	3,270
Hub Group, Inc., Class A*	74	3,737
Park-Ohio Holdings Corp.	19	848
Radiant Logistics, Inc.*	84	470
XPO Logistics, Inc.*	218	11,116
		25,748
Airlines - 0.0%(b)
Allegiant Travel Co.	29	5,049
Hawaiian Holdings, Inc.*	117	5,692
SkyWest, Inc.	112	3,937
		14,678
Auto Components - 0.1%
American Axle & Manufacturing Holdings, Inc.*	170	3,369
Cooper Tire & Rubber Co.	123	4,975
Cooper-Standard Holdings, Inc.*	33	3,696
Dana, Inc.	331	6,253
Dorman Products, Inc.*	59	4,612
Fox Factory Holding Corp.*	50	1,340
Gentherm, Inc.*	81	2,936
Horizon Global Corp.*	48	877
LCI Industries*	53	5,708
Metaldyne Performance Group, Inc.	33	769
Modine Manufacturing Co.*	105	1,192
Motorcar Parts of America, Inc.*	41	1,163
Spartan Motors, Inc.	74	492
Standard Motor Products, Inc.	48	2,303
Stoneridge, Inc.*	60	1,013
Strattec Security Corp.	8	238
Superior Industries International, Inc.	56	1,254
Tenneco, Inc.*	125	8,039
Tower International, Inc.	46	1,272
Unique Fabricating, Inc.	15	172
Workhorse Group, Inc.*	33	95
		51,768
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	60	1,980

Banks - 1.4%
1st Source Corp.	35	1,635
Access National Corp.	18	497
ACNB Corp.	13	377
Allegiance Bancshares, Inc.*	24	886
American National Bankshares, Inc.	18	658
Ameris Bancorp	76	3,671
Ames National Corp.	19	612
Arrow Financial Corp.	25	872
Atlantic Capital Bancshares, Inc.*	38	684
Banc of California, Inc.	108	2,101
BancFirst Corp.	17	1,621
Banco Latinoamericano de Comercio Exterior SA, Class E	67	1,885
Bancorp, Inc. (The)*	112	580
BancorpSouth, Inc.	192	5,952
Bank of Marin Bancorp	13	891
Bank of NT Butterfield & Son Ltd. (The)*	27	880
Bank of the Ozarks, Inc.	197	10,782
Bankwell Financial Group, Inc.	13	427
Banner Corp.	67	3,894
Bar Harbor Bankshares	22	937
Berkshire Hills Bancorp, Inc.	74	2,616
Blue Hills Bancorp, Inc.	55	1,009
BNC Bancorp	90	3,236
Boston Private Financial Holdings, Inc.	182	3,130
Bridge Bancorp, Inc.	41	1,462
Brookline Bancorp, Inc.	154	2,441
Bryn Mawr Bank Corp.	37	1,519
BSB Bancorp, Inc.*	18	501
C&F Financial Corp.	7	332
California First National Bancorp	5	79
Camden National Corp.	34	1,444
Capital Bank Financial Corp., Class A	54	2,203
Capital City Bank Group, Inc.	24	490
Capstar Financial Holdings, Inc.*	7	138
Cardinal Financial Corp.	70	2,187
Carolina Financial Corp.	27	811
Cascade Bancorp*	70	578
Cathay General Bancorp	165	6,481
CenterState Banks, Inc.	109	2,693
Central Pacific Financial Corp.	67	2,116
Central Valley Community Bancorp	19	390
Century Bancorp, Inc., Class A	7	443
Chemical Financial Corp.	146	7,777
Chemung Financial Corp.	7	254
Citizens & Northern Corp.	26	610
City Holding Co.	32	2,096
CNB Financial Corp.	31	745
CoBiz Financial, Inc.	83	1,415
Codorus Valley Bancorp, Inc.	18	468
Columbia Banking System, Inc.	129	5,146
Community Bank System, Inc.	96	5,703
Community Trust Bancorp, Inc.	34	1,561
ConnectOne Bancorp, Inc.	66	1,657
County Bancorp, Inc.	11	297
CU Bancorp*	36	1,415
Customers Bancorp, Inc.*	61	2,094
CVB Financial Corp.	225	5,344
Eagle Bancorp, Inc.*	68	4,233
Enterprise Bancorp, Inc.	20	663
Enterprise Financial Services Corp.	43	1,890
Equity Bancshares, Inc., Class A*	15	488
Farmers Capital Bank Corp.	16	622

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Farmers National Banc Corp.	55	759
FB Financial Corp.*	15	476
FCB Financial Holdings, Inc., Class A*	67	3,256
Fidelity Southern Corp.	46	1,084
Financial Institutions, Inc.	31	1,060
First Bancorp, Inc.	23	624
First BanCorp/NC	44	1,322
First BanCorp/PR*	264	1,684
First Busey Corp.	69	2,133
First Business Financial Services, Inc.	18	454
First Citizens BancShares, Inc., Class A	17	6,057
First Commonwealth Financial Corp.	197	2,744
First Community Bancshares, Inc.	35	946
First Community Financial Partners, Inc.*	30	396
First Connecticut Bancorp, Inc.	31	749
First Financial Bancorp	136	3,774
First Financial Bankshares, Inc.	142	6,248
First Financial Corp.	22	1,022
First Financial Northwest, Inc.	16	326
First Foundation, Inc.*	59	968
First Internet Bancorp	14	430
First Interstate BancSystem, Inc., Class A	44	1,929
First Merchants Corp.	91	3,651
First Mid-Illinois Bancshares, Inc.	18	595
First Midwest Bancorp, Inc.	179	4,373
First NBC Bank Holding Co.*	35	156
First Northwest Bancorp*	23	355
First of Long Island Corp. (The)	47	1,292
Flushing Financial Corp.	62	1,732
FNB Corp.	467	7,271
Franklin Financial Network, Inc.*	25	985
Fulton Financial Corp.	382	7,306
German American Bancorp, Inc.	32	1,518
Glacier Bancorp, Inc.	169	6,239
Great Southern Bancorp, Inc.	24	1,201
Great Western Bancorp, Inc.	131	5,599
Green Bancorp, Inc.*	46	784
Guaranty Bancorp	39	965
Hancock Holding Co.	187	8,873
Hanmi Financial Corp.	70	2,338
HarborOne Bancorp, Inc.*	32	632
Heartland Financial USA, Inc.	52	2,577
Heritage Commerce Corp.	58	824
Heritage Financial Corp.	65	1,625
Heritage Oaks Bancorp	53	729
Hilltop Holdings, Inc.	167	4,739
Home BancShares, Inc.	269	7,570
HomeTrust Bancshares, Inc.*	37	888
Hope Bancorp, Inc.	285	6,099
Horizon Bancorp	44	1,141
IBERIABANK Corp.	99	8,390
Independent Bank Corp./MA	57	3,705
Independent Bank Corp./MI	45	963
Independent Bank Group, Inc.	25	1,583
International Bancshares Corp.	122	4,642
Investors Bancorp, Inc.	661	9,670
Lakeland Bancorp, Inc.	92	1,812
Lakeland Financial Corp.	54	2,451
LCNB Corp.	20	436
LegacyTexas Financial Group, Inc.	99	4,216
Live Oak Bancshares, Inc.	43	987
Macatawa Bank Corp.	59	597
MainSource Financial Group, Inc.	51	1,747
MB Financial, Inc.	168	7,563
MBT Financial Corp.	40	424
Mercantile Bank Corp.	35	1,170
Merchants Bancshares, Inc.	13	669
Middleburg Financial Corp.	10	357
Midland States Bancorp, Inc.	8	281
MidWestOne Financial Group, Inc.	18	656
MutualFirst Financial, Inc.	12	380
National Bank Holdings Corp., Class A	53	1,748
National Bankshares, Inc.	15	569
National Commerce Corp.*	19	712
NBT Bancorp, Inc.	94	3,796
Nicolet Bankshares, Inc.*	17	829
Northrim BanCorp, Inc.	15	437
OFG Bancorp	96	1,238
Old Line Bancshares, Inc.	19	533
Old National Bancorp	295	5,413
Old Second Bancorp, Inc.	64	701
Opus Bank	38	821
Orrstown Financial Services, Inc.	16	350
Pacific Continental Corp.	46	1,157
Pacific Mercantile Bancorp*	34	250
Pacific Premier Bancorp, Inc.*	60	2,400
Paragon Commercial Corp.*	2	100
Park National Corp.	30	3,223
Park Sterling Corp.	114	1,352
Peapack Gladstone Financial Corp.	35	1,097
Penns Woods Bancorp, Inc.	10	475
Peoples Bancorp, Inc.	36	1,171
Peoples Financial Services Corp.	15	624
People’s Utah Bancorp	29	771
Pinnacle Financial Partners, Inc.	104	7,218
Preferred Bank	27	1,516
Premier Financial Bancorp, Inc.	21	386
PrivateBancorp, Inc.	174	9,848
Prosperity Bancshares, Inc.	149	11,106
QCR Holdings, Inc.	26	1,128
Renasant Corp.	96	3,940
Republic Bancorp, Inc., Class A	21	726
Republic First Bancorp, Inc.*	112	896
S&T Bancorp, Inc.	76	2,705
Sandy Spring Bancorp, Inc.	52	2,239
Seacoast Banking Corp. of Florida*	66	1,533
ServisFirst Bancshares, Inc.	102	4,240
Shore Bancshares, Inc.	28	486
Sierra Bancorp	26	745
Simmons First National Corp., Class A	65	3,738
South State Corp.	58	5,191
Southern First Bancshares, Inc.*	13	436
Southern National Bancorp of Virginia, Inc.	25	425
Southside Bancshares, Inc.	59	2,079
Southwest Bancorp, Inc.	40	1,066
State Bank Financial Corp.	78	2,116
Sterling Bancorp	282	6,979
Stock Yards Bancorp, Inc.	47	2,077
Stonegate Bank	27	1,252
Suffolk Bancorp	25	1,064
Summit Financial Group, Inc.	18	431
Sun Bancorp, Inc.	24	620
Texas Capital Bancshares, Inc.*	111	9,896
Tompkins Financial Corp.	32	2,871
Towne Bank	124	4,036
TriCo Bancshares	45	1,635
TriState Capital Holdings, Inc.*	49	1,154
Triumph Bancorp, Inc.*	34	915
Trustmark Corp.	150	4,956
UMB Financial Corp.	100	7,882
Umpqua Holdings Corp.	491	9,236

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Union Bankshares Corp.	96	3,481
Union Bankshares, Inc.	9	373
United Bankshares, Inc.	155	6,936
United Community Banks, Inc.	156	4,507
Univest Corp. of Pennsylvania	55	1,532
Valley National Bancorp	550	6,804
Veritex Holdings, Inc.*	26	745
Washington Trust Bancorp, Inc.	33	1,789
WashingtonFirst Bankshares, Inc.	19	522
Webster Financial Corp.	204	11,206
WesBanco, Inc.	89	3,592
West Bancorporation, Inc.	35	775
Westamerica Bancorp	55	3,182
Wintrust Financial Corp.	114	8,402
Xenith Bankshares, Inc.*	16	453
Yadkin Financial Corp.	111	3,725
		500,374
Beverages - 0.0%(b)
Boston Beer Co., Inc. (The), Class A*	20	3,173
Coca-Cola Bottling Co. Consolidated	10	1,721
Craft Brew Alliance, Inc.*	28	411
MGP Ingredients, Inc.	28	1,238
National Beverage Corp.	26	1,519
Primo Water Corp.*	50	717
		8,779
Biotechnology - 0.6%
Acceleron Pharma, Inc.*	61	1,630
Achillion Pharmaceuticals, Inc.*	260	1,043
Acorda Therapeutics, Inc.*	95	2,513
Adamas Pharmaceuticals, Inc.*	37	684
Aduro Biotech, Inc.*	79	889
Advaxis, Inc.*	80	703
Adverum Biotechnologies, Inc.*	51	135
Aevi Genomic Medicine, Inc.*	58	272
Agenus, Inc.*	162	687
Aimmune Therapeutics, Inc.*	58	1,176
Akebia Therapeutics, Inc.*	80	802
Alder Biopharmaceuticals, Inc.*	104	2,376
AMAG Pharmaceuticals, Inc.*	77	1,729
Amicus Therapeutics, Inc.*	316	2,051
Anavex Life Sciences Corp.*	73	419
Anthera Pharmaceuticals, Inc.*	87	59
Applied Genetic Technologies Corp.*	28	217
Aptevo Therapeutics, Inc.*	36	72
Ardelyx, Inc.*	69	938
Arena Pharmaceuticals, Inc.*	544	860
Argos Therapeutics, Inc.*	32	37
Array BioPharma, Inc.*	372	4,278
Arrowhead Pharmaceuticals, Inc.*	151	341
Asterias Biotherapeutics, Inc.*	50	190
Atara Biotherapeutics, Inc.*	52	803
Athersys, Inc.*	169	203
Audentes Therapeutics, Inc.*	13	202
Avexis, Inc.*	13	797
Axovant Sciences Ltd.*	54	686
Bellicum Pharmaceuticals, Inc.*	47	580
BioCryst Pharmaceuticals, Inc.*	163	1,017
BioSpecifics Technologies Corp.*	12	634
BioTime, Inc.*	166	540
Bluebird Bio, Inc.*	90	7,889
Blueprint Medicines Corp.*	54	1,900
Cara Therapeutics, Inc.*	47	753
Celldex Therapeutics, Inc.*	212	750
Cellular Biomedicine Group, Inc.*	27	346
ChemoCentryx, Inc.*	51	338
Chimerix, Inc.*	95	540
Cidara Therapeutics, Inc.*	29	209
Clovis Oncology, Inc.*	82	4,740
Coherus Biosciences, Inc.*	75	1,770
Concert Pharmaceuticals, Inc.*	37	344
Corvus Pharmaceuticals, Inc.*	7	101
Curis, Inc.*	248	573
Cytokinetics, Inc.*	75	795
CytomX Therapeutics, Inc.*	45	563
CytRx Corp.*	241	104
Dimension Therapeutics, Inc.*	27	46
Dynavax Technologies Corp.*	86	387
Eagle Pharmaceuticals, Inc.*	20	1,534
Edge Therapeutics, Inc.*	36	352
Editas Medicine, Inc.*	15	374
Eiger BioPharmaceuticals, Inc.*	9	102
Emergent BioSolutions, Inc.*	72	2,259
Enanta Pharmaceuticals, Inc.*	35	1,009
Epizyme, Inc.*	89	1,264
Esperion Therapeutics, Inc.*	32	837
Exact Sciences Corp.*	235	5,057
Exelixis, Inc.*	505	10,873
FibroGen, Inc.*	116	2,900
Five Prime Therapeutics, Inc.*	60	2,752
Flexion Therapeutics, Inc.*	59	1,183
Fortress Biotech, Inc.*	76	235
Foundation Medicine, Inc.*	30	744
Galena Biopharma, Inc.*	25	18
Genomic Health, Inc.*	41	1,238
Geron Corp.*	335	720
Global Blood Therapeutics, Inc.*	37	1,030
GlycoMimetics, Inc.*	27	165
Halozyme Therapeutics, Inc.*	242	3,102
Heron Therapeutics, Inc.*	93	1,330
Idera Pharmaceuticals, Inc.*	230	430
Ignyta, Inc.*	65	572
Immune Design Corp.*	31	158
ImmunoGen, Inc.*	187	636
Immunomedics, Inc.*	216	1,080
Infinity Pharmaceuticals, Inc.*	109	303
Inotek Pharmaceuticals Corp.*	39	62
Inovio Pharmaceuticals, Inc.*	147	1,036
Insmed, Inc.*	138	2,198
Insys Therapeutics, Inc.*	52	664
Intellia Therapeutics, Inc.*	16	228
Invitae Corp.*	63	650
Ironwood Pharmaceuticals, Inc.*	287	4,847
Kadmon Holdings, Inc.*	18	67
Karyopharm Therapeutics, Inc.*	60	622
Keryx Biopharmaceuticals, Inc.*	175	880
Kite Pharma, Inc.*	87	6,157
La Jolla Pharmaceutical Co.*	31	1,039
Lexicon Pharmaceuticals, Inc.*(c)	94	1,509
Ligand Pharmaceuticals, Inc.*	42	4,394
Lion Biotechnologies, Inc.*	125	956
Loxo Oncology, Inc.*	36	1,600
MacroGenics, Inc.*	71	1,501
MannKind Corp.*	720	382
MediciNova, Inc.*	66	425
Merrimack Pharmaceuticals, Inc.*	271	832
MiMedx Group, Inc.*	227	1,945
Minerva Neurosciences, Inc.*	42	368
Mirati Therapeutics, Inc.*	34	189
Momenta Pharmaceuticals, Inc.*	144	2,225
Myovant Sciences Ltd.*	24	262
Myriad Genetics, Inc.*	150	2,914
NantKwest, Inc.*	37	175
Natera, Inc.*	58	554
NewLink Genetics Corp.*	48	754
Novavax, Inc.*	600	906
OncoMed Pharmaceuticals, Inc.*	47	478
Ophthotech Corp.*	68	243
Organovo Holdings, Inc.*	215	671

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Osiris Therapeutics, Inc.*	44	253
Otonomy, Inc.*	53	787
OvaScience, Inc.*	70	104
PDL BioPharma, Inc.	367	785
Pfenex, Inc.*	40	289
PharmAthene, Inc.	138	124
Portola Pharmaceuticals, Inc.*	109	3,780
Progenics Pharmaceuticals, Inc.*	155	1,742
Protagonist Therapeutics, Inc.*	17	236
Proteostasis Therapeutics, Inc.*	18	262
Prothena Corp. plc*	77	4,516
PTC Therapeutics, Inc.*	74	1,009
Puma Biotechnology, Inc.*	62	2,275
Ra Pharmaceuticals, Inc.*	18	377
Radius Health, Inc.*	70	2,950
REGENXBIO, Inc.*	45	828
Regulus Therapeutics, Inc.*	86	90
Repligen Corp.*	75	2,363
Retrophin, Inc.*	80	1,702
Rigel Pharmaceuticals, Inc.*	274	671
Sage Therapeutics, Inc.*	67	4,516
Sangamo Therapeutics, Inc.*	154	701
Sarepta Therapeutics, Inc.*	111	3,453
Selecta Biosciences, Inc.*	11	144
Seres Therapeutics, Inc.*	40	387
Sorrento Therapeutics, Inc.*	56	291
Spark Therapeutics, Inc.*	42	2,679
Spectrum Pharmaceuticals, Inc.*	172	1,101
Stemline Therapeutics, Inc.*	46	322
Syndax Pharmaceuticals, Inc.*	10	114
Synergy Pharmaceuticals, Inc.*	449	2,600
Synthetic Biologics, Inc.*	217	171
Syros Pharmaceuticals, Inc.*	10	110
T2 Biosystems, Inc.*	32	181
TESARO, Inc.*	64	12,056
TG Therapeutics, Inc.*	82	467
Tokai Pharmaceuticals, Inc.*	22	18
Trevena, Inc.*	99	402
Trovagene, Inc.*	63	123
Ultragenyx Pharmaceutical, Inc.*	86	7,317
Vanda Pharmaceuticals, Inc.*	81	1,154
Veracyte, Inc.*	37	287
Versartis, Inc.*	70	1,529
Vital Therapies, Inc.*	53	246
Voyager Therapeutics, Inc.*	26	337
vTv Therapeutics, Inc., Class A*	17	103
XBiotech, Inc.*	39	526
Xencor, Inc.*	80	1,988
Zafgen, Inc.*	51	202
ZIOPHARM Oncology, Inc.*	270	1,714
		206,083
Building Products - 0.1%
AAON, Inc.	90	3,028
Advanced Drainage Systems, Inc.	77	1,698
American Woodmark Corp.*	31	2,680
Apogee Enterprises, Inc.	63	3,602
Armstrong Flooring, Inc.*	52	1,111
Builders FirstSource, Inc.*	186	2,407
Caesarstone Ltd.*	53	1,770
Continental Building Products, Inc.*	78	1,907
CSW Industrials, Inc.*	32	1,187
Gibraltar Industries, Inc.*	70	2,901
Griffon Corp.	67	1,685
Insteel Industries, Inc.	39	1,409
Masonite International Corp.*	67	5,233
NCI Building Systems, Inc.*	60	960
Patrick Industries, Inc.*	32	2,555
PGT Innovations, Inc.*	106	1,065
Ply Gem Holdings, Inc.*	49	853
Quanex Building Products Corp.	76	1,486
Simpson Manufacturing Co., Inc.	92	3,971
Trex Co., Inc.*	66	4,489
Universal Forest Products, Inc.	44	4,216
		50,213
Capital Markets - 0.2%
Actua Corp.*	80	1,096
Arlington Asset Investment Corp., Class A	50	737
Associated Capital Group, Inc., Class A	10	373
B. Riley Financial, Inc.	21	323
BGC Partners, Inc., Class A	484	5,460
Cohen & Steers, Inc.	46	1,730
Cowen Group, Inc., Class A*	57	815
Diamond Hill Investment Group, Inc.	7	1,404
Evercore Partners, Inc., Class A	87	6,921
FBR & Co.	13	236
Fifth Street Asset Management, Inc.	11	57
Financial Engines, Inc.	119	5,272
GAIN Capital Holdings, Inc.	83	651
GAMCO Investors, Inc., Class A	10	298
Greenhill & Co., Inc.	62	1,832
Hennessy Advisors, Inc.	6	160
Houlihan Lokey, Inc.	27	850
INTL. FCStone, Inc.*	33	1,246
Investment Technology Group, Inc.	73	1,461
Janus Capital Group, Inc.	321	4,064
KCG Holdings, Inc., Class A*	89	1,233
Ladenburg Thalmann Financial Services, Inc.*	224	497
Manning & Napier, Inc.	33	206
Medley Management, Inc., Class A	13	122
Moelis & Co., Class A	52	1,914
OM Asset Management plc	89	1,327
Oppenheimer Holdings, Inc., Class A	22	365
Piper Jaffray Cos.	32	2,264
PJT Partners, Inc., Class A	39	1,443
Pzena Investment Management, Inc., Class A	32	321
Safeguard Scientifics, Inc.*	45	569
Silvercrest Asset Management Group, Inc., Class A	16	214
Stifel Financial Corp.*	143	7,716
Value Line, Inc.	3	54
Virtu Financial, Inc., Class A	56	972
Virtus Investment Partners, Inc.	11	1,206
Waddell & Reed Financial, Inc., Class A	176	3,386
Walter Investment Management Corp.*	41	139
Westwood Holdings Group, Inc.	18	1,023
Wins Finance Holdings, Inc.*	3	837
WisdomTree Investments, Inc.	255	2,323
		63,117
Chemicals - 0.3%
A Schulman, Inc.	64	2,160
AgroFresh Solutions, Inc.*	49	133
American Vanguard Corp.	63	992
Balchem Corp.	70	6,102
Calgon Carbon Corp.	112	1,579
Chase Corp.	16	1,463
Chemours Co. (The)	407	13,700
Chemtura Corp.*	142	4,707
Codexis, Inc.*	74	303
Ferro Corp.*	185	2,590
Flotek Industries, Inc.*	122	1,649
FutureFuel Corp.	55	728
GCP Applied Technologies, Inc.*	158	4,163

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Hawkins, Inc.	21	1,038
HB Fuller Co.	111	5,485
Ingevity Corp.*	95	5,127
Innophos Holdings, Inc.	43	2,279
Innospec, Inc.	52	3,396
KMG Chemicals, Inc.	20	735
Koppers Holdings, Inc.*	45	1,973
Kraton Corp.*	66	1,797
Kronos Worldwide, Inc.	49	679
LSB Industries, Inc.*	46	500
Minerals Technologies, Inc.	77	5,948
Olin Corp.	368	11,437
OMNOVA Solutions, Inc.*	94	870
PolyOne Corp.	186	6,265
Quaker Chemical Corp.	29	3,819
Rayonier Advanced Materials, Inc.	96	1,273
Sensient Technologies Corp.	99	7,914
Stepan Co.	44	3,327
TerraVia Holdings, Inc.*	174	163
Trecora Resources*	44	530
Tredegar Corp.	56	1,064
Trinseo SA	60	4,149
Tronox Ltd., Class A	143	2,478
Valhi, Inc.	56	187
		112,702
Commercial Services & Supplies - 0.3%
ABM Industries, Inc.	124	5,058
ACCO Brands Corp.*	236	3,162
Advanced Disposal Services, Inc.*	50	1,094
Aqua Metals, Inc.*	27	460
ARC Document Solutions, Inc.*	91	366
Brady Corp., Class A	102	3,902
Brink’s Co. (The)	100	5,345
Casella Waste Systems, Inc., Class A*	86	1,005
CECO Environmental Corp.	65	735
CompX International, Inc.	4	60
Deluxe Corp.	109	8,021
Ennis, Inc.	57	932
Essendant, Inc.	83	1,322
G&K Services, Inc., Class A	44	4,158
Healthcare Services Group, Inc.	156	6,455
Heritage-Crystal Clean, Inc.*	28	417
Herman Miller, Inc.	133	3,963
HNI Corp.	101	4,628
InnerWorkings, Inc.*	85	825
Interface, Inc.	144	2,722
Kimball International, Inc., Class B	82	1,345
Knoll, Inc.	107	2,391
Matthews International Corp., Class A	71	4,675
McGrath RentCorp	52	1,957
Mobile Mini, Inc.	98	3,190
MSA Safety, Inc.	69	4,985
Multi-Color Corp.	30	2,151
NL Industries, Inc.*	19	112
Quad/Graphics, Inc.	64	1,738
SP Plus Corp.*	38	1,226
Steelcase, Inc., Class A	191	3,056
Team, Inc.*	64	2,198
Tetra Tech, Inc.	128	5,152
TRC Cos., Inc.*	41	420
UniFirst Corp.	34	4,525
US Ecology, Inc.	48	2,436
Viad Corp.	45	2,124
VSE Corp.	19	773
West Corp.	96	2,295
		101,379
Communications Equipment - 0.2%
Acacia Communications, Inc.*	12	623
ADTRAN, Inc.	109	2,305
Aerohive Networks, Inc.*	53	252
Applied Optoelectronics, Inc.*	37	1,699
Bel Fuse, Inc., Class B	21	548
Black Box Corp.	33	297
CalAmp Corp.*	80	1,297
Calix, Inc.*	92	635
Ciena Corp.*	305	8,034
Clearfield, Inc.*	25	409
Comtech Telecommunications Corp.	50	570
Digi International, Inc.*	58	713
EMCORE Corp.	58	519
Extreme Networks, Inc.*	230	1,438
Finisar Corp.*	239	8,002
Harmonic, Inc.*	170	918
Infinera Corp.*	312	3,385
InterDigital, Inc.	77	6,472
Ixia*	143	2,803
KVH Industries, Inc.*	34	342
Lumentum Holdings, Inc.*	112	5,141
NETGEAR, Inc.*	72	3,946
NetScout Systems, Inc.*	199	7,353
Oclaro, Inc.*	248	2,108
Plantronics, Inc.	74	3,963
Quantenna Communications, Inc.*	15	314
ShoreTel, Inc.*	149	969
Silicom Ltd.	12	456
Sonus Networks, Inc.*	106	625
Ubiquiti Networks, Inc.*	58	2,850
ViaSat, Inc.*	115	7,917
Viavi Solutions, Inc.*	521	5,220
		82,123
Construction & Engineering - 0.1%
Aegion Corp.*	78	1,775
Ameresco, Inc., Class A*	47	237
Argan, Inc.	30	2,067
Comfort Systems USA, Inc.	82	3,128
Dycom Industries, Inc.*	68	5,588
EMCOR Group, Inc.	135	8,300
Granite Construction, Inc.	88	4,665
Great Lakes Dredge & Dock Corp.*	131	570
HC2 Holdings, Inc.*	74	407
IES Holdings, Inc.*	17	319
Layne Christensen Co.*	40	382
MasTec, Inc.*	147	5,770
MYR Group, Inc.*	33	1,238
NV5 Global, Inc.*	16	589
Orion Group Holdings, Inc.*	60	562
Primoris Services Corp.	89	2,212
Tutor Perini Corp.*	84	2,558
		40,367
Construction Materials - 0.0%(b)
Forterra, Inc.*	41	813
Headwaters, Inc.*	162	3,726
Summit Materials, Inc., Class A*	238	5,686
United States Lime & Minerals, Inc.	4	304
US Concrete, Inc.*	32	2,016
		12,545
Consumer Finance - 0.1%
Encore Capital Group, Inc.*	53	1,765
Enova International, Inc.*	59	847
EZCORP, Inc., Class A*	112	986
FirstCash, Inc.	106	4,701
Green Dot Corp., Class A*	95	2,784
LendingClub Corp.*	731	3,903
Nelnet, Inc., Class A	45	2,015

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
PRA Group, Inc.*	102	4,162
Regional Management Corp.*	23	483
World Acceptance Corp.*	13	682
		22,328
Containers & Packaging - 0.0%(b)
Greif, Inc., Class A	57	3,251
Greif, Inc., Class B	13	905
Multi Packaging Solutions International Ltd.*	47	838
Myers Industries, Inc.	48	674
UFP Technologies, Inc.*	14	336
		6,004
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc.	101	3,285
Weyco Group, Inc.	14	383
		3,668
Diversified Consumer Services - 0.1%
American Public Education, Inc.*	34	821
Ascent Capital Group, Inc., Class A*	23	369
Bridgepoint Education, Inc.*	40	373
Bright Horizons Family Solutions, Inc.*	98	6,773
Cambium Learning Group, Inc.*	30	146
Capella Education Co.	25	1,903
Career Education Corp.*	148	1,233
Carriage Services, Inc.	33	850
Chegg, Inc.*	179	1,414
Collectors Universe, Inc.	17	398
DeVry Education Group, Inc.	139	4,469
Grand Canyon Education, Inc.*	100	6,138
Houghton Mifflin Harcourt Co.*	276	3,050
K12, Inc.*	75	1,340
Liberty Tax, Inc.	15	224
Regis Corp.*	83	1,022
Sotheby’s*	109	4,919
Strayer Education, Inc.*	23	1,783
Weight Watchers International, Inc.*	62	892
		38,117
Diversified Financial Services - 0.0%(b)
FNFV Group*	146	1,818
Marlin Business Services Corp.	18	429
NewStar Financial, Inc.	51	508
On Deck Capital, Inc.*	107	571
PICO Holdings, Inc.*	49	671
Tiptree, Inc.	51	324
		4,321
Diversified Telecommunication Services - 0.1%
ATN International, Inc.	23	1,573
Cincinnati Bell, Inc.*	93	1,795
Cogent Communications Holdings, Inc.	92	3,813
Consolidated Communications Holdings, Inc.	110	2,480
FairPoint Communications, Inc.*	47	745
General Communication, Inc., Class A*	60	1,209
Globalstar, Inc.*	884	1,211
Hawaiian Telcom Holdco, Inc.*	13	314
IDT Corp., Class B	39	753
Intelsat SA*	70	349
Iridium Communications, Inc.*	183	1,592
Lumos Networks Corp.*	42	744
ORBCOMM, Inc.*	144	1,234
pdvWireless, Inc.*	22	566
Straight Path Communications, Inc., Class B*	21	716
Vonage Holdings Corp.*	424	2,552
Windstream Holdings, Inc.	404	3,021
		24,667
Electric Utilities - 0.1%
ALLETE, Inc.	110	7,393
El Paso Electric Co.	90	4,397
Genie Energy Ltd., Class B*	29	158
IDACORP, Inc.	112	9,288
MGE Energy, Inc.	78	4,988
Otter Tail Corp.	84	3,158
PNM Resources, Inc.	178	6,461
Portland General Electric Co.	199	9,021
Spark Energy, Inc., Class A	11	297
		45,161
Electrical Equipment - 0.1%
Allied Motion Technologies, Inc.	14	338
American Superconductor Corp.*	26	159
Atkore International Group, Inc.*	27	708
AZZ, Inc.	58	3,402
Babcock & Wilcox Enterprises, Inc.*	102	1,683
Encore Wire Corp.	45	2,137
Energous Corp.*	33	506
EnerSys	97	7,443
FuelCell Energy, Inc.*	79	122
Generac Holdings, Inc.*	145	5,661
General Cable Corp.	108	1,804
LSI Industries, Inc.	53	524
Plug Power, Inc.*	425	459
Powell Industries, Inc.	19	620
Power Solutions International, Inc.*	11	58
Preformed Line Products Co.	6	276
Sunrun, Inc.*	140	797
Thermon Group Holdings, Inc.*	71	1,431
TPI Composites, Inc.*	13	227
Vicor Corp.*	37	601
		28,956
Electronic Equipment, Instruments & Components - 0.4%
Agilysys, Inc.*	34	309
Anixter International, Inc.*	64	5,331
AVX Corp.	103	1,599
Badger Meter, Inc.	62	2,269
Belden, Inc.	93	6,571
Benchmark Electronics, Inc.*	110	3,421
Coherent, Inc.*	54	9,859
Control4 Corp.*	45	672
CTS Corp.	70	1,533
Daktronics, Inc.	81	759
Electro Scientific Industries, Inc.*	61	408
ePlus, Inc.*	14	1,777
Fabrinet*	77	3,199
FARO Technologies, Inc.*	37	1,277
II-VI, Inc.*	132	4,699
Insight Enterprises, Inc.*	81	3,431
InvenSense, Inc.*	182	2,248
Itron, Inc.*	74	4,788
Kimball Electronics, Inc.*	62	998
Knowles Corp.*	196	3,710
Littelfuse, Inc.	49	7,911
Maxwell Technologies, Inc.*	70	356
Mesa Laboratories, Inc.	7	875
Methode Electronics, Inc.	81	3,362
MTS Systems Corp.	37	2,033
Novanta, Inc.*	70	1,701
OSI Systems, Inc.*	39	2,941
Park Electrochemical Corp.	43	822
PC Connection, Inc.	25	669
Plexus Corp.*	74	4,149
Radisys Corp.*	79	302
Rogers Corp.*	40	3,300

See accompanying notes to schedules of portfolio investments.

Investments	Shares		Value ($)
Sanmina Corp.*	163		6,357
ScanSource, Inc.*	56		2,254
SYNNEX Corp.	65		7,600
Systemax, Inc.	26		205
Tech Data Corp.*	78		6,786
TTM Technologies, Inc.*	161		2,602
Universal Display Corp.*	92		7,806
Vishay Intertechnology, Inc.	303		4,803
Vishay Precision Group, Inc.*	27		435
			126,127
Energy Equipment & Services - 0.1%
Archrock, Inc.	155		2,116
Atwood Oceanics, Inc.*	168		1,766
Bristow Group, Inc.	75		1,178
CARBO Ceramics, Inc.*	50		642
Dawson Geophysical Co.*	45		347
Era Group, Inc.*	43		593
Exterran Corp.*	70		2,131
Fairmount Santrol Holdings, Inc.*	202		1,915
Forum Energy Technologies, Inc.*	133		2,886
Geospace Technologies Corp.*	29		479
Helix Energy Solutions Group, Inc.*	307		2,536
Hornbeck Offshore Services, Inc.*	72		323
Independence Contract Drilling, Inc.*	67		399
Mammoth Energy Services, Inc.*	17		365
Matrix Service Co.*	59		956
McDermott International, Inc.*	537		3,952
Natural Gas Services Group, Inc.*	27		703
Newpark Resources, Inc.*	184		1,417
Oil States International, Inc.*	114		4,195
Parker Drilling Co.*	268		509
PHI, Inc. (Non-Voting)*	26		377
Pioneer Energy Services Corp.*	166		871
RigNet, Inc.*	28		494
SEACOR Holdings, Inc.*	35		2,410
Seadrill Ltd.*	840		1,470
Smart Sand, Inc.*	26		446
Tesco Corp.*	103		860
TETRA Technologies, Inc.*	252		1,131
Tidewater, Inc.*	105		143
Unit Corp.*	112		3,040
US Silica Holdings, Inc.	165		8,344
Willbros Group, Inc.*	96		288
			49,282
Equity Real Estate Investment Trusts (REITs) - 0.9%
Acadia Realty Trust	178		5,701
Agree Realty Corp.	56		2,779
Alexander’s, Inc.	5		2,186
American Assets Trust, Inc.	87		3,828
Armada Hoffler Properties, Inc.	78		1,088
Ashford Hospitality Prime, Inc.	51		666
Ashford Hospitality Trust, Inc.	174		1,143
Bluerock Residential Growth REIT, Inc.	50		624
CareTrust REIT, Inc.	142		2,241
CatchMark Timber Trust, Inc., Class A	86		929
CBL & Associates Properties, Inc.	375		3,761
Cedar Realty Trust, Inc.	183		1,074
Chatham Lodging Trust	83		1,662
Chesapeake Lodging Trust	132		3,189
City Office REIT, Inc.	59		769
Colony NorthStar, Inc., Class A*	—	(d)	4
Colony Starwood Homes	144		4,738
Community Healthcare Trust, Inc.	28		666
CorEnergy Infrastructure Trust, Inc.	27		964
CoreSite Realty Corp.	74		6,665
Cousins Properties, Inc.	752		6,430
DiamondRock Hospitality Co.	446		4,848
DuPont Fabros Technology, Inc.	166		8,547
Easterly Government Properties, Inc.	72		1,488
EastGroup Properties, Inc.	70		5,204
Education Realty Trust, Inc.	163		6,870
Farmland Partners, Inc.	58		662
FelCor Lodging Trust, Inc.	303		2,197
First Industrial Realty Trust, Inc.	258		6,940
First Potomac Realty Trust	129		1,289
Four Corners Property Trust, Inc.	134		2,972
Franklin Street Properties Corp.	232		2,874
GEO Group, Inc. (The)	165		7,856
Getty Realty Corp.	58		1,531
Gladstone Commercial Corp.	54		1,124
Global Medical REIT, Inc.	34		286
Global Net Lease, Inc.	446		3,657
Government Properties Income Trust	156		3,215
Gramercy Property Trust	315		8,807
Healthcare Realty Trust, Inc.	254		8,118
Hersha Hospitality Trust	92		1,795
Hudson Pacific Properties, Inc.	255		9,328
Independence Realty Trust, Inc.	130		1,195
InfraREIT, Inc.	88		1,465
Investors Real Estate Trust	269		1,748
iStar, Inc.*	152		1,830
Kite Realty Group Trust	184		4,168
LaSalle Hotel Properties	237		6,849
Lexington Realty Trust	511		5,703
LTC Properties, Inc.	84		4,052
Mack-Cali Realty Corp.	198		5,772
MedEquities Realty Trust, Inc.	46		502
Medical Properties Trust, Inc.	654		8,777
Monmouth Real Estate Investment Corp.	148		2,161
Monogram Residential Trust, Inc.	374		3,848
National Health Investors, Inc.	83		6,285
National Storage Affiliates Trust	93		2,252
New Senior Investment Group, Inc.	170		1,802
NexPoint Residential Trust, Inc.	40		954
NorthStar Realty Europe Corp.	122		1,481
One Liberty Properties, Inc.	29		713
Parkway, Inc.*	95		1,993
Pebblebrook Hotel Trust	159		4,571
Pennsylvania Real Estate Investment Trust	152		2,508
Physicians Realty Trust	300		5,976
Potlatch Corp.	90		3,983
Preferred Apartment Communities, Inc., Class A	54		738
PS Business Parks, Inc.	44		5,113
QTS Realty Trust, Inc., Class A	104		5,470
RAIT Financial Trust	204		685
Ramco-Gershenson Properties Trust	175		2,741
Retail Opportunity Investments Corp.	239		5,258
Rexford Industrial Realty, Inc.	146		3,355
RLJ Lodging Trust	271		6,168
Ryman Hospitality Properties, Inc.	97		6,254
Sabra Health Care REIT, Inc.	143		3,890
Saul Centers, Inc.	21		1,345
Select Income REIT	141		3,666
Seritage Growth Properties, Class A	55		2,556
Silver Bay Realty Trust Corp.	74		1,593
STAG Industrial, Inc.	184		4,753
Summit Hotel Properties, Inc.	192		2,955
Sunstone Hotel Investors, Inc.	483		7,124
Terreno Realty Corp.	100		2,770
Tier REIT, Inc.	106		1,916
UMH Properties, Inc.	57		846
Universal Health Realty Income Trust	28		1,797
Urban Edge Properties	199		5,518

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Urstadt Biddle Properties, Inc., Class A	65	1,448
Washington Prime Group, Inc.	413	3,829
Washington Real Estate Investment Trust	163	5,332
Whitestone REIT	62	878
Xenia Hotels & Resorts, Inc.	230	4,041
		313,342
Food & Staples Retailing - 0.1%
Andersons, Inc. (The)	60	2,373
Chefs’ Warehouse, Inc. (The)*	43	602
Ingles Markets, Inc., Class A	31	1,452
Natural Grocers by Vitamin Cottage, Inc.*	20	241
Performance Food Group Co.*	83	1,959
PriceSmart, Inc.	44	3,890
Smart & Final Stores, Inc.*	51	711
SpartanNash Co.	82	2,862
SUPERVALU, Inc.*	591	2,234
United Natural Foods, Inc.*	110	4,736
Village Super Market, Inc., Class A	16	474
Weis Markets, Inc.	21	1,260
		22,794
Food Products - 0.2%
AdvancePierre Foods Holdings, Inc.	48	1,390
Alico, Inc.	7	179
Amplify Snack Brands, Inc.*	65	651
B&G Foods, Inc.	146	6,205
Calavo Growers, Inc.	34	1,918
Cal-Maine Foods, Inc.	69	2,618
Darling Ingredients, Inc.*	365	4,749
Dean Foods Co.	204	3,721
Farmer Brothers Co.*	18	588
Fresh Del Monte Produce, Inc.	72	4,167
Freshpet, Inc.*	50	505
Inventure Foods, Inc.*	42	234
J&J Snack Foods Corp.	33	4,415
John B Sanfilippo & Son, Inc.	19	1,167
Lancaster Colony Corp.	42	5,536
Landec Corp.*	59	743
Lifeway Foods, Inc.*	10	105
Limoneira Co.	26	478
Omega Protein Corp.	49	1,247
Sanderson Farms, Inc.	44	4,182
Seaboard Corp.	1	3,632
Seneca Foods Corp., Class A*	15	563
Snyder’s-Lance, Inc.	179	7,085
Tootsie Roll Industries, Inc.	38	1,488
		57,566
Gas Utilities - 0.2%
Chesapeake Utilities Corp.	35	2,413
Delta Natural Gas Co., Inc.	15	457
New Jersey Resources Corp.	191	7,525
Northwest Natural Gas Co.	60	3,606
ONE Gas, Inc.	116	7,604
South Jersey Industries, Inc.	177	6,199
Southwest Gas Holdings, Inc.	105	8,981
Spire, Inc.	99	6,524
WGL Holdings, Inc.	112	9,351
		52,660
Health Care Equipment & Supplies - 0.4%
Abaxis, Inc.	49	2,443
Accuray, Inc.*	177	912
Analogic Corp.	28	2,306
AngioDynamics, Inc.*	60	981
Anika Therapeutics, Inc.*	31	1,450
AtriCure, Inc.*	70	1,277
Atrion Corp.	3	1,464
Avinger, Inc.*	44	112
AxoGen, Inc.*	58	606
Cantel Medical Corp.	80	6,569
Cardiovascular Systems, Inc.*	71	2,016
Cerus Corp.*	225	943
ConforMIS, Inc.*	79	397
CONMED Corp.	61	2,539
Corindus Vascular Robotics, Inc.*	122	98
CryoLife, Inc.*	70	1,120
Cutera, Inc.*	26	530
Cynosure, Inc., Class A*	53	3,498
Endologix, Inc.*	180	1,190
Entellus Medical, Inc.*	19	264
Exactech, Inc.*	23	559
GenMark Diagnostics, Inc.*	97	1,098
Glaukos Corp.*	37	1,684
Globus Medical, Inc., Class A*	156	4,338
Haemonetics Corp.*	114	4,256
Halyard Health, Inc.*	104	4,062
ICU Medical, Inc.*	33	4,963
Inogen, Inc.*	36	2,470
Insulet Corp.*	128	5,576
Integer Holdings Corp.*	68	2,458
Integra LifeSciences Holdings Corp.*	134	5,727
Invacare Corp.	70	847
InVivo Therapeutics Holdings Corp.*	72	302
iRadimed Corp.*	9	75
iRhythm Technologies, Inc.*	16	616
IRIDEX Corp.*	19	301
K2M Group Holdings, Inc.*	57	1,143
LeMaitre Vascular, Inc.	30	664
Masimo Corp.*	91	8,223
Meridian Bioscience, Inc.	93	1,195
Merit Medical Systems, Inc.*	96	2,957
Natus Medical, Inc.*	72	2,666
Neogen Corp.*	81	5,254
Nevro Corp.*	53	5,087
Novocure Ltd.*	112	851
NuVasive, Inc.*	110	8,224
NxStage Medical, Inc.*	141	4,027
Obalon Therapeutics, Inc.*	11	103
OraSure Technologies, Inc.*	120	1,345
Orthofix International NV*	39	1,393
Oxford Immunotec Global plc*	49	662
Penumbra, Inc.*	57	4,378
Quidel Corp.*	60	1,260
Rockwell Medical, Inc.*	106	630
RTI Surgical, Inc.*	128	480
Second Sight Medical Products, Inc.*	32	53
Senseonics Holdings, Inc.*	62	146
Spectranetics Corp. (The)*	95	2,643
STAAR Surgical Co.*	89	886
Surmodics, Inc.*	29	718
Tactile Systems Technology, Inc.*	9	182
Tandem Diabetes Care, Inc.*	41	98
TransEnterix, Inc.*	155	203
Utah Medical Products, Inc.	8	495
ViewRay, Inc.*	15	79
Wright Medical Group NV*	229	6,385
Zeltiq Aesthetics, Inc.*	79	4,373
		136,850
Health Care Providers & Services - 0.2%
AAC Holdings, Inc.*	22	202
Aceto Corp.	65	997
Addus HomeCare Corp.*	16	515
Adeptus Health, Inc., Class A*	31	209
Air Methods Corp.*	75	2,839
Almost Family, Inc.*	25	1,241
Amedisys, Inc.*	62	2,990

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
American Renal Associates Holdings, Inc.*	19	429
AMN Healthcare Services, Inc.*	105	4,321
BioScrip, Inc.*	250	378
BioTelemetry, Inc.*	60	1,527
Capital Senior Living Corp.*	62	1,042
Chemed Corp.	36	6,428
Civitas Solutions, Inc.*	34	629
Community Health Systems, Inc.*	245	2,389
CorVel Corp.*	22	889
Cross Country Healthcare, Inc.*	71	1,098
Diplomat Pharmacy, Inc.*	102	1,382
Ensign Group, Inc. (The)	106	1,997
Fulgent Genetics, Inc.*	9	102
Genesis Healthcare, Inc.*	83	267
HealthEquity, Inc.*	96	4,195
HealthSouth Corp.	197	8,337
Kindred Healthcare, Inc.	187	1,683
Landauer, Inc.	21	1,097
LHC Group, Inc.*	33	1,585
Magellan Health, Inc.*	52	3,596
Molina Healthcare, Inc.*	96	4,657
National HealthCare Corp.	25	1,865
National Research Corp., Class A	19	354
Nobilis Health Corp.*	123	271
Owens & Minor, Inc.	139	5,015
PharMerica Corp.*	66	1,624
Providence Service Corp. (The)*	29	1,178
Quorum Health Corp.*	66	564
RadNet, Inc.*	82	488
Select Medical Holdings Corp.*	237	3,413
Surgery Partners, Inc.*	41	922
Surgical Care Affiliates, Inc.*	60	3,403
Teladoc, Inc.*	53	1,169
Tivity Health, Inc.*	71	2,052
Triple-S Management Corp., Class B*	52	971
U.S. Physical Therapy, Inc.	27	2,043
Universal American Corp.*	92	915
		83,268
Health Care Technology - 0.1%
Castlight Health, Inc., Class B*	90	320
Computer Programs & Systems, Inc.	25	672
Cotiviti Holdings, Inc.*	28	1,049
Evolent Health, Inc., Class A*	36	709
HealthStream, Inc.*	57	1,395
HMS Holdings Corp.*	187	3,484
Medidata Solutions, Inc.*	122	6,822
NantHealth, Inc.*	15	114
Omnicell, Inc.*	79	3,004
Quality Systems, Inc.*	113	1,724
Tabula Rasa HealthCare, Inc.*	11	156
Vocera Communications, Inc.*	55	1,138
		20,587
Hotels, Restaurants & Leisure - 0.4%
Belmond Ltd., Class A*	186	2,409
Biglari Holdings, Inc.*	2	859
BJ’s Restaurants, Inc.*	52	1,890
Bloomin’ Brands, Inc.	231	3,948
Bob Evans Farms, Inc.	44	2,496
Bojangles’, Inc.*	22	463
Boyd Gaming Corp.*	183	3,600
Buffalo Wild Wings, Inc.*	42	6,510
Caesars Acquisition Co., Class A*	106	1,553
Caesars Entertainment Corp.*	125	1,181
Carrols Restaurant Group, Inc.*	76	1,201
Century Casinos, Inc.*	47	321
Cheesecake Factory, Inc. (The)	101	6,166
Churchill Downs, Inc.	30	4,509
Chuy’s Holdings, Inc.*	36	1,026
ClubCorp Holdings, Inc.	143	2,445
Cracker Barrel Old Country Store, Inc.	43	6,923
Dave & Buster’s Entertainment, Inc.*	84	4,804
Del Frisco’s Restaurant Group, Inc.*	53	843
Del Taco Restaurants, Inc.*	51	633
Denny’s Corp.*	168	2,110
DineEquity, Inc.	39	2,333
El Pollo Loco Holdings, Inc.*	45	562
Eldorado Resorts, Inc.*	64	1,043
Empire Resorts, Inc.*	7	163
Fiesta Restaurant Group, Inc.*	59	1,171
Fogo De Chao, Inc.*	11	154
Golden Entertainment, Inc.	23	273
Habit Restaurants, Inc. (The), Class A*	30	403
ILG, Inc.	251	4,739
International Speedway Corp., Class A	59	2,189
Intrawest Resorts Holdings, Inc.*	36	848
Isle of Capri Casinos, Inc.*	56	1,360
J Alexander’s Holdings, Inc.*	30	279
Jack in the Box, Inc.	73	6,841
Jamba, Inc.*	28	272
Kona Grill, Inc.*	17	108
La Quinta Holdings, Inc.*	188	2,606
Lindblad Expeditions Holdings, Inc.*	33	296
Luby’s, Inc.*	43	145
Marcus Corp. (The)	41	1,279
Marriott Vacations Worldwide Corp.	50	4,696
Monarch Casino & Resort, Inc.*	24	611
Nathan’s Famous, Inc.*	7	434
Noodles & Co.*	25	95
Papa John’s International, Inc.	60	4,735
Penn National Gaming, Inc.*	166	2,402
Pinnacle Entertainment, Inc.*	121	2,101
Planet Fitness, Inc., Class A	58	1,248
Popeyes Louisiana Kitchen, Inc.*	46	3,634
Potbelly Corp.*	53	692
Red Lion Hotels Corp.*	35	261
Red Robin Gourmet Burgers, Inc.*	29	1,324
Red Rock Resorts, Inc., Class A	67	1,472
Ruby Tuesday, Inc.*	132	251
Ruth’s Hospitality Group, Inc.	67	1,129
Scientific Games Corp., Class A*	115	2,375
SeaWorld Entertainment, Inc.	149	2,871
Shake Shack, Inc., Class A*	35	1,254
Sonic Corp.	99	2,503
Speedway Motorsports, Inc.	26	554
Texas Roadhouse, Inc.	147	6,218
Wingstop, Inc.	35	920
Zoe’s Kitchen, Inc.*	42	753
		125,487
Household Durables - 0.1%
AV Homes, Inc.*	27	445
Bassett Furniture Industries, Inc.	23	629
Beazer Homes USA, Inc.*	70	854
Cavco Industries, Inc.*	19	2,266
Century Communities, Inc.*	34	777
CSS Industries, Inc.	19	467
Ethan Allen Interiors, Inc.	55	1,581
Flexsteel Industries, Inc.	14	704
GoPro, Inc., Class A*	224	2,106
Green Brick Partners, Inc.*	52	491
Helen of Troy Ltd.*	62	6,057
Hooker Furniture Corp.	25	825
Hovnanian Enterprises, Inc., Class A*	271	642
Installed Building Products, Inc.*	45	2,117
iRobot Corp.*	60	3,425

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
KB Home	185	3,284
La-Z-Boy, Inc.	109	2,943
LGI Homes, Inc.*	34	986
Libbey, Inc.	49	686
Lifetime Brands, Inc.	25	363
M/I Homes, Inc.*	53	1,251
MDC Holdings, Inc.	92	2,685
Meritage Homes Corp.*	85	3,022
NACCO Industries, Inc., Class A	9	581
New Home Co., Inc. (The)*	28	293
Taylor Morrison Home Corp., Class A*	89	1,792
TopBuild Corp.*	86	3,610
TRI Pointe Group, Inc.*	331	3,952
UCP, Inc., Class A*	18	195
Universal Electronics, Inc.*	31	2,130
William Lyon Homes, Class A*	53	977
ZAGG, Inc.*	61	369
		52,505
Household Products - 0.0%(b)
Central Garden & Pet Co.*	22	743
Central Garden & Pet Co., Class A*	74	2,364
HRG Group, Inc.*	264	4,852
Oil-Dri Corp. of America	11	388
Orchids Paper Products Co.	20	570
WD-40 Co.	31	3,407
		12,324
Independent Power and Renewable Electricity Producers - 0.1%
Atlantic Power Corp.*	257	604
Atlantica Yield plc	131	2,851
Dynegy, Inc.*	260	2,090
NRG Yield, Inc., Class A	78	1,311
NRG Yield, Inc., Class C	141	2,453
Ormat Technologies, Inc.	86	4,741
Pattern Energy Group, Inc.	147	3,056
TerraForm Global, Inc., Class A*	203	883
TerraForm Power, Inc., Class A*	194	2,233
Vivint Solar, Inc.*	50	173
		20,395
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	81	2,394

Insurance - 0.3%
Ambac Financial Group, Inc.*	100	2,210
American Equity Investment Life Holding Co.	190	5,113
AMERISAFE, Inc.	42	2,701
Argo Group International Holdings Ltd.	64	4,285
Atlas Financial Holdings, Inc.*	24	324
Baldwin & Lyons, Inc., Class B	20	476
Blue Capital Reinsurance Holdings Ltd.	13	256
Citizens, Inc.*	103	939
CNO Financial Group, Inc.	398	8,322
Crawford & Co., Class B	27	292
Donegal Group, Inc., Class A	18	299
eHealth, Inc.*	40	438
EMC Insurance Group, Inc.	19	528
Employers Holdings, Inc.	71	2,670
Enstar Group Ltd.*	25	4,844
FBL Financial Group, Inc., Class A	22	1,504
Federated National Holding Co.	28	560
Fidelity & Guaranty Life	26	692
Genworth Financial, Inc., Class A*	1,118	4,573
Global Indemnity Ltd.*	19	754
Greenlight Capital Re Ltd., Class A*	65	1,449
Hallmark Financial Services, Inc.*	31	342
HCI Group, Inc.	19	937
Heritage Insurance Holdings, Inc.	59	871
Horace Mann Educators Corp.	90	3,771
Independence Holding Co.	16	290
Infinity Property & Casualty Corp.	24	2,262
Investors Title Co.	3	413
James River Group Holdings Ltd.	32	1,377
Kemper Corp.	88	3,736
Kinsale Capital Group, Inc.	15	440
Maiden Holdings Ltd.	153	2,364
MBIA, Inc.*	292	3,013
National General Holdings Corp.	108	2,629
National Western Life Group, Inc., Class A	5	1,589
Navigators Group, Inc. (The)	50	2,752
OneBeacon Insurance Group Ltd., Class A	44	718
Patriot National, Inc.*	24	110
Primerica, Inc.	104	8,398
RLI Corp.	84	4,910
Safety Insurance Group, Inc.	32	2,272
Selective Insurance Group, Inc.	126	5,582
State Auto Financial Corp.	34	912
State National Cos., Inc.	68	950
Stewart Information Services Corp.	51	2,265
Third Point Reinsurance Ltd.*	147	1,823
Trupanion, Inc.*	32	498
United Fire Group, Inc.	48	2,026
United Insurance Holdings Corp.	38	643
Universal Insurance Holdings, Inc.	73	1,967
WMIH Corp.*	451	609
		103,698
Internet & Direct Marketing Retail - 0.1%
1-800-Flowers.com, Inc., Class A*	58	580
Duluth Holdings, Inc., Class B*	21	443
Etsy, Inc.*	233	2,824
FTD Cos., Inc.*	39	942
Gaia, Inc.*	15	128
HSN, Inc.	69	2,601
Lands’ End, Inc.*	33	612
Liberty Interactive Corp. QVC Group, Class A*	1	19
Liberty TripAdvisor Holdings, Inc., Class A*	161	2,165
Nutrisystem, Inc.	65	3,023
Overstock.com, Inc.*	29	535
PetMed Express, Inc.	44	927
Shutterfly, Inc.*	77	3,494
Wayfair, Inc., Class A*	70	2,647
		20,940
Internet Software & Services - 0.3%
2U, Inc.*	81	2,961
Alarm.com Holdings, Inc.*	23	656
Amber Road, Inc.*	39	294
Angie’s List, Inc.*	88	469
Appfolio, Inc., Class A*	17	422
Apptio, Inc., Class A*	16	208
Autobytel, Inc.*	19	237
Bankrate, Inc.*	105	1,144
Bazaarvoice, Inc.*	182	810
Benefitfocus, Inc.*	29	770
Blucora, Inc.*	87	1,357
Box, Inc., Class A*	108	1,903
Brightcove, Inc.*	67	563
Carbonite, Inc.*	39	759
Care.com, Inc.*	31	316
ChannelAdvisor Corp.*	52	559
Cimpress NV*	56	4,492
Cornerstone OnDemand, Inc.*	112	4,678

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Coupa Software, Inc.*	19	503
DHI Group, Inc.*	111	549
Endurance International Group Holdings, Inc.*	133	1,130
Envestnet, Inc.*	92	3,556
Five9, Inc.*	73	1,161
Global Sources Ltd.*	18	157
Gogo, Inc.*	125	1,325
GrubHub, Inc.*	179	6,276
GTT Communications, Inc.*	59	1,646
Hortonworks, Inc.*	94	934
Instructure, Inc.*	23	527
j2 Global, Inc.	105	8,549
Limelight Networks, Inc.*	158	355
Liquidity Services, Inc.*	55	448
LivePerson, Inc.*	118	832
LogMeIn, Inc.	116	10,643
Marchex, Inc., Class B*	74	198
MeetMe, Inc.*	92	444
MINDBODY, Inc., Class A*	32	850
New Relic, Inc.*	49	1,724
NIC, Inc.	141	2,975
Numerex Corp., Class A*	31	155
Q2 Holdings, Inc.*	57	2,049
QuinStreet, Inc.*	81	262
Quotient Technology, Inc.*	142	1,690
RealNetworks, Inc.*	52	255
Reis, Inc.	19	367
RetailMeNot, Inc.*	86	770
Rightside Group Ltd.*	26	218
Shutterstock, Inc.*	42	1,832
SPS Commerce, Inc.*	37	2,047
Stamps.com, Inc.*	36	4,540
TechTarget, Inc.*	35	320
Trade Desk, Inc. (The), Class A*	12	507
TrueCar, Inc.*	121	1,701
Web.com Group, Inc.*	94	1,810
WebMD Health Corp.*	83	4,308
Xactly Corp.*	51	632
XO Group, Inc.*	56	1,032
		91,875
IT Services - 0.2%
Acxiom Corp.*	172	4,905
ALJ Regional Holdings, Inc.*	41	157
Blackhawk Network Holdings, Inc.*	122	4,447
CACI International, Inc., Class A*	54	6,772
Cardtronics plc, Class A*	100	4,408
Cass Information Systems, Inc.	24	1,564
Convergys Corp.	198	4,332
CSG Systems International, Inc.	71	2,798
EPAM Systems, Inc.*	107	7,878
EVERTEC, Inc.	141	2,376
ExlService Holdings, Inc.*	72	3,216
Forrester Research, Inc.	22	803
Hackett Group, Inc. (The)	50	1,008
Information Services Group, Inc.*	69	219
ManTech International Corp., Class A	55	2,014
MAXIMUS, Inc.	143	8,533
MoneyGram International, Inc.*	66	842
NCI, Inc., Class A*	13	192
NeuStar, Inc., Class A*	120	3,978
Perficient, Inc.*	78	1,417
PFSweb, Inc.*	33	231
Planet Payment, Inc.*	94	384
Science Applications International Corp.	94	8,175
ServiceSource International, Inc.*	136	536
Sykes Enterprises, Inc.*	86	2,341
Syntel, Inc.	72	1,274
TeleTech Holdings, Inc.	36	1,091
Travelport Worldwide Ltd.	257	3,264
Unisys Corp.*	112	1,557
Virtusa Corp.*	61	1,892
		82,604
Leisure Products - 0.0%(b)
Acushnet Holdings Corp.*	50	875
American Outdoor Brands Corp.*	122	2,372
Arctic Cat, Inc.*	29	536
Callaway Golf Co.	209	2,113
Escalade, Inc.	23	299
JAKKS Pacific, Inc.*	34	178
Johnson Outdoors, Inc., Class A	11	386
Malibu Boats, Inc., Class A*	40	822
Marine Products Corp.	22	234
MCBC Holdings, Inc.	17	250
Nautilus, Inc.*	68	1,095
Sturm Ruger & Co., Inc.	41	2,044
		11,204
Life Sciences Tools & Services - 0.1%
Accelerate Diagnostics, Inc.*	51	1,300
Albany Molecular Research, Inc.*	58	868
Cambrex Corp.*	71	4,001
ChromaDex Corp.*	64	177
Enzo Biochem, Inc.*	88	568
Fluidigm Corp.*	65	426
INC Research Holdings, Inc., Class A*	92	4,016
Luminex Corp.*	88	1,635
Medpace Holdings, Inc.*	18	521
NanoString Technologies, Inc.*	35	660
NeoGenomics, Inc.*	118	952
Pacific Biosciences of California, Inc.*	178	899
PAREXEL International Corp.*	117	7,569
PRA Health Sciences, Inc.*	54	3,187
		26,779
Machinery - 0.4%
Actuant Corp., Class A	131	3,478
Alamo Group, Inc.	21	1,578
Albany International Corp., Class A	64	2,902
Altra Industrial Motion Corp.	56	2,176
American Railcar Industries, Inc.	17	757
Astec Industries, Inc.	43	2,716
Barnes Group, Inc.	112	5,612
Blue Bird Corp.*	12	204
Briggs & Stratton Corp.	94	2,012
Chart Industries, Inc.*	68	2,420
CIRCOR International, Inc.	37	2,298
Columbus McKinnon Corp.	43	1,110
DMC Global, Inc.	31	463
Douglas Dynamics, Inc.	49	1,634
Energy Recovery, Inc.*	76	639
EnPro Industries, Inc.	48	3,133
ESCO Technologies, Inc.	56	3,035
ExOne Co. (The)*	24	238
Federal Signal Corp.	133	1,979
Franklin Electric Co., Inc.	102	4,274
FreightCar America, Inc.	27	370
Gencor Industries, Inc.*	17	242
Global Brass & Copper Holdings, Inc.	47	1,582
Gorman-Rupp Co. (The)	39	1,214
Graham Corp.	21	461
Greenbrier Cos., Inc. (The)	60	2,523
Hardinge, Inc.	26	272
Harsco Corp.*	179	2,524
Hillenbrand, Inc.	131	4,762
Hurco Cos., Inc.	14	385

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Hyster-Yale Materials Handling, Inc.	21	1,279
John Bean Technologies Corp.	65	5,811
Joy Global, Inc.	219	6,174
Kadant, Inc.	24	1,486
Kennametal, Inc.	175	6,491
Lindsay Corp.	24	1,922
Lydall, Inc.*	37	1,876
Manitowoc Co., Inc. (The)*	282	1,715
Meritor, Inc.*	183	2,992
Milacron Holdings Corp.*	32	581
Miller Industries, Inc.	24	600
Mueller Industries, Inc.	126	5,269
Mueller Water Products, Inc., Class A	346	4,287
Navistar International Corp.*	110	2,973
NN, Inc.	58	1,166
Omega Flex, Inc.	6	272
Proto Labs, Inc.*	55	3,003
RBC Bearings, Inc.*	50	4,665
Rexnord Corp.*	184	4,079
SPX Corp.*	92	2,427
SPX FLOW, Inc.*	78	2,652
Standex International Corp.	28	2,674
Sun Hydraulics Corp.	52	1,924
Supreme Industries, Inc., Class A	29	567
Tennant Co.	39	2,740
Titan International, Inc.	98	1,298
TriMas Corp.*	100	2,205
Wabash National Corp.*	143	3,024
Watts Water Technologies, Inc., Class A	62	3,965
Woodward, Inc.	118	8,313
		145,423
Marine - 0.0%(b)
Costamare, Inc.	67	409
Matson, Inc.	96	3,257
Scorpio Bulkers, Inc.*	124	918
		4,584
Media - 0.2%
AMC Entertainment Holdings, Inc., Class A	119	3,731
Central European Media Enterprises Ltd., Class A*	170	485
Daily Journal Corp.*	2	418
Entercom Communications Corp., Class A	58	908
Entravision Communications Corp., Class A	144	770
Eros International plc*	66	759
EW Scripps Co. (The), Class A*	132	3,040
Gannett Co., Inc.	261	2,276
Global Eagle Entertainment, Inc.*	104	456
Gray Television, Inc.*	142	1,931
Hemisphere Media Group, Inc.*	12	139
IMAX Corp.*	131	4,238
Liberty Media Corp-Liberty Braves, Class A*	20	441
Liberty Media Corp-Liberty Braves, Class C*	70	1,539
Liberty Media Corp-Liberty Formula One, Class A*	51	1,536
Liberty Media Corp-Liberty Formula One, Class C*	103	3,162
Loral Space & Communications, Inc.*	29	1,186
MDC Partners, Inc., Class A	114	997
Meredith Corp.	83	5,204
MSG Networks, Inc., Class A*	132	2,878
National CineMedia, Inc.	137	1,758
New Media Investment Group, Inc.	101	1,558
New York Times Co. (The), Class A	276	3,974
Nexstar Media Group, Inc., Class A	97	6,688
Radio One, Inc., Class D*	55	151
Reading International, Inc., Class A*	37	590
Saga Communications, Inc., Class A	8	399
Salem Media Group, Inc.	25	179
Scholastic Corp.	60	2,704
Sinclair Broadcast Group, Inc., Class A	147	5,865
Time, Inc.	228	4,001
Townsquare Media, Inc., Class A*	19	207
tronc, Inc.*	59	861
World Wrestling Entertainment, Inc., Class A	80	1,678
		66,707
Metals & Mining - 0.2%
AK Steel Holding Corp.*	692	5,764
Alcoa Corp.	1	35
Allegheny Technologies, Inc.	241	4,630
Ampco-Pittsburgh Corp.	19	277
Carpenter Technology Corp.	103	4,178
Century Aluminum Co.*	111	1,564
Cliffs Natural Resources, Inc.*	626	6,673
Coeur Mining, Inc.*	400	3,436
Commercial Metals Co.	255	5,388
Ferroglobe plc	145	1,565
Gold Resource Corp.	111	575
Handy & Harman Ltd.*	7	167
Haynes International, Inc.	28	1,094
Hecla Mining Co.	848	4,732
Kaiser Aluminum Corp.	39	3,074
Materion Corp.	44	1,533
Olympic Steel, Inc.	20	484
Ryerson Holding Corp.*	28	304
Schnitzer Steel Industries, Inc., Class A	58	1,380
Stillwater Mining Co.*	272	4,640
SunCoke Energy, Inc.*	143	1,394
TimkenSteel Corp.*	88	1,841
Worthington Industries, Inc.	100	4,905
		59,633
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
AG Mortgage Investment Trust, Inc.	62	1,107
Altisource Residential Corp.	116	1,557
Anworth Mortgage Asset Corp.	213	1,159
Apollo Commercial Real Estate Finance, Inc.	181	3,329
Ares Commercial Real Estate Corp.	60	811
ARMOUR Residential REIT, Inc.	82	1,844
Capstead Mortgage Corp.	212	2,243
CYS Investments, Inc.	337	2,703
Dynex Capital, Inc.	100	686
Great Ajax Corp.	33	434
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	99	1,959
Invesco Mortgage Capital, Inc.	250	3,887
Ladder Capital Corp.	97	1,400
MTGE Investment Corp.	102	1,688
New Residential Investment Corp.	662	11,168
New York Mortgage Trust, Inc.	244	1,544
Orchid Island Capital, Inc.	69	678
Owens Realty Mortgage, Inc.	22	367
PennyMac Mortgage Investment Trust	151	2,546
Redwood Trust, Inc.	169	2,767
Resource Capital Corp.	67	563

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Western Asset Mortgage Capital Corp.	91	946
		45,386
Multiline Retail - 0.0%(b)
Big Lots, Inc.	99	5,082
Fred’s, Inc., Class A	78	1,383
Ollie’s Bargain Outlet Holdings, Inc.*	45	1,411
Sears Holdings Corp.*	25	196
Tuesday Morning Corp.*	100	365
		8,437
Multi-Utilities - 0.1%
Avista Corp.	141	5,622
Black Hills Corp.	115	7,461
NorthWestern Corp.	108	6,318
Unitil Corp.	31	1,382
		20,783
Oil, Gas & Consumable Fuels - 0.3%
Abraxas Petroleum Corp.*	325	689
Adams Resources & Energy, Inc.	5	202
Alon USA Energy, Inc.	70	851
Ardmore Shipping Corp.	63	432
Bill Barrett Corp.*	137	755
California Resources Corp.*	70	1,251
Callon Petroleum Co.*	413	5,212
Carrizo Oil & Gas, Inc.*	137	4,459
Clayton Williams Energy, Inc.*	13	1,760
Clean Energy Fuels Corp.*	212	519
Cobalt International Energy, Inc.*	906	643
Contango Oil & Gas Co.*	50	371
CVR Energy, Inc.	35	802
Delek US Holdings, Inc.	137	3,298
Denbury Resources, Inc.*	781	2,117
DHT Holdings, Inc.	204	945
Dorian LPG Ltd.*	54	509
Earthstone Energy, Inc.*	5	65
Eclipse Resources Corp.*	127	274
EP Energy Corp., Class A*	86	406
Erin Energy Corp.*	32	107
Evolution Petroleum Corp.	54	473
EXCO Resources, Inc.*	311	173
Frontline Ltd.	155	1,071
GasLog Ltd.	91	1,406
Gener8 Maritime, Inc.*	87	425
Golar LNG Ltd.	213	5,817
Green Plains, Inc.	80	2,004
International Seaways, Inc.*	36	675
Isramco, Inc.*	2	243
Jones Energy, Inc., Class A*	127	406
Matador Resources Co.*	197	4,742
Navios Maritime Acquisition Corp.	179	329
Nordic American Tankers Ltd.	219	1,739
Northern Oil and Gas, Inc.*	104	312
Oasis Petroleum, Inc.*	518	7,335
Overseas Shipholding Group, Inc., Class A	86	430
Pacific Ethanol, Inc.*	64	502
Panhandle Oil and Gas, Inc., Class A	34	670
Par Pacific Holdings, Inc.*	68	993
PDC Energy, Inc.*	124	8,381
Renewable Energy Group, Inc.*	85	756
REX American Resources Corp.*	13	1,082
Ring Energy, Inc.*	92	1,137
RSP Permian, Inc.*	218	8,609
Sanchez Energy Corp.*	150	1,725
Scorpio Tankers, Inc.	363	1,398
SemGroup Corp., Class A	147	5,167
Ship Finance International Ltd.	133	1,962
Synergy Resources Corp.*	413	3,374
Teekay Corp.	109	1,070
Teekay Tankers Ltd., Class A	259	606
W&T Offshore, Inc.*	79	198
Western Refining, Inc.	179	6,537
Westmoreland Coal Co.*	41	592
		98,006
Paper & Forest Products - 0.1%
Boise Cascade Co.*	87	2,358
Clearwater Paper Corp.*	38	2,113
Deltic Timber Corp.	24	1,784
KapStone Paper and Packaging Corp.	192	4,339
Louisiana-Pacific Corp.*	320	7,545
Neenah Paper, Inc.	37	2,710
PH Glatfelter Co.	97	2,144
Schweitzer-Mauduit International, Inc.	67	2,749
		25,742
Personal Products - 0.0%(b)
Avon Products, Inc.*	978	4,303
elf Beauty, Inc.*	22	609
Inter Parfums, Inc.	39	1,349
Lifevantage Corp.*	31	172
Medifast, Inc.	23	1,031
Natural Health Trends Corp.	16	445
Nature’s Sunshine Products, Inc.	19	217
Nutraceutical International Corp.	18	607
Revlon, Inc., Class A*	26	874
Synutra International, Inc.*	47	270
USANA Health Sciences, Inc.*	23	1,335
		11,212
Pharmaceuticals - 0.2%
AcelRx Pharmaceuticals, Inc.*	79	241
Aclaris Therapeutics, Inc.*	25	781
Aerie Pharmaceuticals, Inc.*	64	3,030
Agile Therapeutics, Inc.*	29	64
Amphastar Pharmaceuticals, Inc.*	79	1,222
Ampio Pharmaceuticals, Inc.*	107	88
ANI Pharmaceuticals, Inc.*	18	1,063
Aratana Therapeutics, Inc.*	74	489
Axsome Therapeutics, Inc.*	25	114
Bio-Path Holdings, Inc.*	196	160
Catalent, Inc.*	221	6,343
Cempra, Inc.*	99	337
Clearside Biomedical, Inc.*	22	173
Collegium Pharmaceutical, Inc.*	37	491
Corcept Therapeutics, Inc.*	166	1,492
Depomed, Inc.*	136	2,229
Dermira, Inc.*	55	1,853
Durect Corp.*	280	288
Egalet Corp.*	49	242
Endocyte, Inc.*	84	172
Flex Pharma, Inc.*	24	100
Heska Corp.*	14	1,298
Horizon Pharma plc*	358	5,746
Impax Laboratories, Inc.*	163	2,323
Innoviva, Inc.*	180	2,079
Intersect ENT, Inc.*	57	775
Intra-Cellular Therapies, Inc.*	76	992
Lannett Co., Inc.*	62	1,364
Lipocine, Inc.*	37	147
Medicines Co. (The)*	150	7,863
MyoKardia, Inc.*	29	352
Nektar Therapeutics*	316	4,133
Neos Therapeutics, Inc.*	40	240
Novan, Inc.*	11	62
Ocular Therapeutix, Inc.*	46	384
Omeros Corp.*	90	1,095
Pacira Pharmaceuticals, Inc.*	81	3,540

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Paratek Pharmaceuticals, Inc.*	41	613
Phibro Animal Health Corp., Class A	42	1,170
Prestige Brands Holdings, Inc.*	118	6,681
Reata Pharmaceuticals, Inc., Class A*	14	355
Revance Therapeutics, Inc.*	45	945
SciClone Pharmaceuticals, Inc.*	111	1,099
Sucampo Pharmaceuticals, Inc., Class A*	52	611
Supernus Pharmaceuticals, Inc.*	104	2,673
Teligent, Inc.*	92	658
Tetraphase Pharmaceuticals, Inc.*	81	419
TherapeuticsMD, Inc.*	333	2,091
Theravance Biopharma, Inc.*	89	2,725
Titan Pharmaceuticals, Inc.*	42	157
WaVe Life Sciences Ltd.*	16	482
Zogenix, Inc.*	55	569
		74,613
Professional Services - 0.2%
Acacia Research Corp.*	111	649
Advisory Board Co. (The)*	91	4,095
Barrett Business Services, Inc.	16	1,024
CBIZ, Inc.*	110	1,463
CEB, Inc.	71	5,506
Cogint, Inc.*	34	124
CRA International, Inc.	18	645
Exponent, Inc.	57	3,275
Franklin Covey Co.*	23	413
FTI Consulting, Inc.*	92	3,702
GP Strategies Corp.*	28	690
Heidrick & Struggles International, Inc.	41	1,002
Hill International, Inc.*	72	356
Huron Consulting Group, Inc.*	48	2,086
ICF International, Inc.*	40	1,718
Insperity, Inc.	35	2,914
Kelly Services, Inc., Class A	65	1,390
Kforce, Inc.	54	1,391
Korn/Ferry International	127	3,926
Mistras Group, Inc.*	38	856
Navigant Consulting, Inc.*	106	2,470
On Assignment, Inc.*	113	5,332
Resources Connection, Inc.	64	1,082
RPX Corp.*	110	1,183
TriNet Group, Inc.*	94	2,524
TrueBlue, Inc.*	94	2,439
WageWorks, Inc.*	81	6,237
		58,492
Real Estate Management & Development - 0.1%
Alexander & Baldwin, Inc.	104	4,662
Altisource Portfolio Solutions SA*	26	625
Consolidated-Tomoka Land Co.	9	496
Forestar Group, Inc.*	76	1,011
FRP Holdings, Inc.*	14	526
Griffin Industrial Realty, Inc.	2	62
HFF, Inc., Class A	80	2,372
Kennedy-Wilson Holdings, Inc.	183	4,035
Marcus & Millichap, Inc.*	32	875
RE/MAX Holdings, Inc., Class A	39	2,243
RMR Group, Inc. (The), Class A	15	786
St Joe Co. (The)*	112	1,854
Stratus Properties, Inc.*	14	418
Tejon Ranch Co.*	31	715
Trinity Place Holdings, Inc.*	86	736
		21,416
Road & Rail - 0.1%
ArcBest Corp.	55	1,614
Celadon Group, Inc.	61	491
Covenant Transportation Group, Inc., Class A*	26	521
Heartland Express, Inc.	102	2,116
Knight Transportation, Inc.	149	4,872
Marten Transport Ltd.	51	1,252
PAM Transportation Services, Inc.*	5	91
Roadrunner Transportation Systems, Inc.*	68	513
Saia, Inc.*	56	2,708
Swift Transportation Co.*	166	3,606
Universal Logistics Holdings, Inc.	19	259
USA Truck, Inc.*	18	171
Werner Enterprises, Inc.	99	2,772
YRC Worldwide, Inc.*	72	924
		21,910
Semiconductors & Semiconductor Equipment - 0.5%
Advanced Energy Industries, Inc.*	88	5,465
Advanced Micro Devices, Inc.*	1,671	24,163
Alpha & Omega Semiconductor Ltd.*	42	809
Ambarella, Inc.*	71	4,185
Amkor Technology, Inc.*	222	2,180
Axcelis Technologies, Inc.*	65	1,004
Brooks Automation, Inc.	151	3,150
Cabot Microelectronics Corp.	52	3,599
Cavium, Inc.*	143	9,368
CEVA, Inc.*	44	1,470
Cirrus Logic, Inc.*	139	7,517
Cohu, Inc.	59	982
Diodes, Inc.*	85	2,029
DSP Group, Inc.*	48	502
Entegris, Inc.*	314	6,657
Exar Corp.*	91	952
FormFactor, Inc.*	153	1,629
GigPeak, Inc.*	129	395
Impinj, Inc.*	14	397
Inphi Corp.*	89	4,178
Integrated Device Technology, Inc.*	299	7,149
IXYS Corp.	56	692
Kopin Corp.*	137	484
Lattice Semiconductor Corp.*	266	1,881
MACOM Technology Solutions Holdings, Inc.*	69	3,190
MaxLinear, Inc., Class A*	124	3,229
Microsemi Corp.*	253	13,110
MKS Instruments, Inc.	118	7,741
Monolithic Power Systems, Inc.	87	7,653
Nanometrics, Inc.*	53	1,442
NeoPhotonics Corp.*	68	690
NVE Corp.	11	862
PDF Solutions, Inc.*	60	1,283
Photronics, Inc.*	145	1,551
Power Integrations, Inc.	61	3,855
Rambus, Inc.*	242	3,040
Rudolph Technologies, Inc.*	67	1,440
Semtech Corp.*	144	4,817
Sigma Designs, Inc.*	80	468
Silicon Laboratories, Inc.*	92	6,210
Synaptics, Inc.*	78	4,146
Ultra Clean Holdings, Inc.*	71	983
Ultratech, Inc.*	48	1,385
Veeco Instruments, Inc.*	88	2,407
Xcerra Corp.*	118	1,031
XPERI Corp.	109	3,908
		165,278
Software - 0.5%
8x8, Inc.*	196	2,960
A10 Networks, Inc.*	98	927
ACI Worldwide, Inc.*	256	5,010
American Software, Inc., Class A	57	589

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Aspen Technology, Inc.*	173	10,058
Barracuda Networks, Inc.*	49	1,159
Blackbaud, Inc.	105	7,510
Blackline, Inc.*	22	628
Bottomline Technologies de, Inc.*	89	2,221
BroadSoft, Inc.*	65	2,782
Callidus Software, Inc.*	135	2,545
CommVault Systems, Inc.*	86	4,218
Dell Technologies, Inc. Class V, Class V*	1	63
Digimarc Corp.*	21	529
Ebix, Inc.	56	3,500
Ellie Mae, Inc.*	73	6,976
EnerNOC, Inc.*	59	322
Everbridge, Inc.*	19	362
Exa Corp.*	31	486
Fair Isaac Corp.	69	8,975
Gigamon, Inc.*	72	2,452
Globant SA*	57	2,069
Glu Mobile, Inc.*	229	442
Guidance Software, Inc.*	50	341
HubSpot, Inc.*	64	3,808
Imperva, Inc.*	64	2,624
Jive Software, Inc.*	128	563
Majesco*	13	66
Mentor Graphics Corp.	238	8,830
MicroStrategy, Inc., Class A*	21	4,029
Mitek Systems, Inc.*	65	406
MobileIron, Inc.*	103	494
Model N, Inc.*	49	522
Monotype Imaging Holdings, Inc.	90	1,813
Park City Group, Inc.*	29	412
Paycom Software, Inc.*	98	5,275
Paylocity Holding Corp.*	48	1,692
Pegasystems, Inc.	80	3,440
Progress Software Corp.	111	3,183
Proofpoint, Inc.*	91	7,168
PROS Holdings, Inc.*	56	1,301
QAD, Inc., Class A	21	576
Qualys, Inc.*	60	2,097
Rapid7, Inc.*	44	667
RealPage, Inc.*	120	4,050
RingCentral, Inc., Class A*	130	3,471
Rosetta Stone, Inc.*	43	338
Rubicon Project, Inc. (The)*	83	725
Sapiens International Corp. NV	54	782
SecureWorks Corp., Class A*	13	136
Silver Spring Networks, Inc.*	84	1,030
Synchronoss Technologies, Inc.*	92	2,491
Take-Two Interactive Software, Inc.*	185	10,541
Tangoe, Inc.*	61	350
Telenav, Inc.*	72	587
TiVo Corp.	260	4,810
Varonis Systems, Inc.*	24	658
VASCO Data Security International, Inc.*	67	871
Verint Systems, Inc.*	138	5,209
VirnetX Holding Corp.*	107	241
Workiva, Inc.*	49	733
Zendesk, Inc.*	180	4,901
Zix Corp.*	118	591
		158,605
Specialty Retail - 0.3%
Aaron’s, Inc.	146	3,983
Abercrombie & Fitch Co., Class A	151	1,806
American Eagle Outfitters, Inc.	370	5,865
America’s Car-Mart, Inc.*	18	573
Asbury Automotive Group, Inc.*	44	2,867
Ascena Retail Group, Inc.*	384	1,766
At Home Group, Inc.*	19	286
Barnes & Noble Education, Inc.*	89	854
Barnes & Noble, Inc.	140	1,372
Big 5 Sporting Goods Corp.	39	525
Boot Barn Holdings, Inc.*	30	308
Buckle, Inc. (The)	64	1,270
Build-A-Bear Workshop, Inc.*	30	271
Caleres, Inc.	95	2,838
Camping World Holdings, Inc., Class A	27	950
Cato Corp. (The), Class A	57	1,426
Chico’s FAS, Inc.	290	4,199
Children’s Place, Inc. (The)	42	4,255
Citi Trends, Inc.	32	533
Conn’s, Inc.*	45	430
Container Store Group, Inc. (The)*	35	147
Destination XL Group, Inc.*	81	243
DSW, Inc., Class A	149	3,133
Express, Inc.*	165	1,855
Finish Line, Inc. (The), Class A	93	1,516
Five Below, Inc.*	119	4,587
Francesca’s Holdings Corp.*	85	1,442
Genesco, Inc.*	46	2,682
GNC Holdings, Inc., Class A	152	1,262
Group 1 Automotive, Inc.	46	3,574
Guess?, Inc.	136	1,727
Haverty Furniture Cos., Inc.	41	951
Hibbett Sports, Inc.*	51	1,505
Kirkland’s, Inc.*	33	373
Lithia Motors, Inc., Class A	53	5,071
Lumber Liquidators Holdings, Inc.*	58	1,028
MarineMax, Inc.*	55	1,237
Monro Muffler Brake, Inc.	70	4,025
Office Depot, Inc.	1,229	5,125
Party City Holdco, Inc.*	60	867
Pier 1 Imports, Inc.	180	1,211
Rent-A-Center, Inc.	115	997
RH*	86	2,618
Sears Hometown and Outlet Stores, Inc.*	25	93
Select Comfort Corp.*	96	2,255
Shoe Carnival, Inc.	30	760
Sonic Automotive, Inc., Class A	62	1,345
Sportsman’s Warehouse Holdings, Inc.*	57	276
Stage Stores, Inc.	57	133
Stein Mart, Inc.	69	248
Tailored Brands, Inc.	109	2,519
Tile Shop Holdings, Inc.*	72	1,267
Tilly’s, Inc., Class A	26	287
Vitamin Shoppe, Inc.*	54	1,150
West Marine, Inc.*	41	377
Winmark Corp.	5	567
Zumiez, Inc.*	40	816
		95,646
Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp.*	238	3,618
Avid Technology, Inc.*	71	399
CPI Card Group, Inc.	47	211
Cray, Inc.*	89	1,856
Diebold Nixdorf, Inc.	152	4,590
Eastman Kodak Co.*	38	545
Electronics For Imaging, Inc.*	104	4,791
Immersion Corp.*	64	700
Nimble Storage, Inc.*	140	1,270
Pure Storage, Inc., Class A*	151	1,721
Stratasys Ltd.*	109	2,155
Super Micro Computer, Inc.*	86	2,236

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
USA Technologies, Inc.*	80	320
		24,412
Textiles, Apparel & Luxury Goods - 0.1%
Columbia Sportswear Co.	60	3,296
Crocs, Inc.*	164	1,091
Culp, Inc.	24	816
Deckers Outdoor Corp.*	72	3,804
Delta Apparel, Inc.*	16	280
Fossil Group, Inc.*	93	1,759
G-III Apparel Group Ltd.*	96	2,470
Iconix Brand Group, Inc.*	95	732
Movado Group, Inc.	34	824
Oxford Industries, Inc.	34	1,911
Perry Ellis International, Inc.*	28	652
Sequential Brands Group, Inc.*	87	342
Steven Madden Ltd.*	137	5,117
Superior Uniform Group, Inc.	18	330
Unifi, Inc.*	35	955
Vera Bradley, Inc.*	45	471
Vince Holding Corp.*	48	84
Wolverine World Wide, Inc.	215	5,412
		30,346
Thrifts & Mortgage Finance - 0.3%
Astoria Financial Corp.	204	3,772
Bank Mutual Corp.	91	883
BankFinancial Corp.	34	506
Bear State Financial, Inc.	40	381
Beneficial Bancorp, Inc.	156	2,543
BofI Holding, Inc.*	133	4,195
Capitol Federal Financial, Inc.	283	4,270
Charter Financial Corp.	30	587
Clifton Bancorp, Inc.	49	787
Dime Community Bancshares, Inc.	69	1,483
ESSA Bancorp, Inc.	18	284
Essent Group Ltd.*	166	5,778
EverBank Financial Corp.	229	4,452
Federal Agricultural Mortgage Corp., Class C	19	1,094
First Defiance Financial Corp.	20	983
Flagstar Bancorp, Inc.*	46	1,306
Greene County Bancorp, Inc.	7	154
Hingham Institution for Savings	3	563
Home Bancorp, Inc.	13	468
HomeStreet, Inc.*	57	1,556
Impac Mortgage Holdings, Inc.*	22	306
Kearny Financial Corp.	194	2,978
LendingTree, Inc.*	14	1,658
Meridian Bancorp, Inc.	107	2,038
Meta Financial Group, Inc.	18	1,541
MGIC Investment Corp.*	758	8,073
Nationstar Mortgage Holdings, Inc.*	72	1,308
NMI Holdings, Inc., Class A*	110	1,221
Northfield Bancorp, Inc.	93	1,745
Northwest Bancshares, Inc.	213	3,864
OceanFirst Financial Corp.	57	1,664
Ocwen Financial Corp.*	223	983
Oritani Financial Corp.	86	1,479
PennyMac Financial Services, Inc., Class A*	30	535
PHH Corp.*	118	1,489
Provident Bancorp, Inc.*	10	195
Provident Financial Holdings, Inc.	15	280
Provident Financial Services, Inc.	136	3,611
Radian Group, Inc.	478	8,896
SI Financial Group, Inc.	25	367
Southern Missouri Bancorp, Inc.	13	455
Territorial Bancorp, Inc.	17	548
TrustCo Bank Corp.	203	1,695
United Community Financial Corp.	103	887
United Financial Bancorp, Inc.	111	1,982
Walker & Dunlop, Inc.*	61	2,480
Washington Federal, Inc.	202	6,838
Waterstone Financial, Inc.	57	1,057
Western New England Bancorp, Inc.	56	563
WSFS Financial Corp.	64	2,918
		99,699
Tobacco - 0.0%(b)
Alliance One International, Inc.*	19	273
Turning Point Brands, Inc.*	13	171
Universal Corp.	49	3,317
Vector Group Ltd.	206	4,693
		8,454
Trading Companies & Distributors - 0.1%
Aircastle Ltd.	106	2,547
Applied Industrial Technologies, Inc.	81	5,107
Beacon Roofing Supply, Inc.*	133	6,044
BMC Stock Holdings, Inc.*	122	2,562
CAI International, Inc.*	35	541
DXP Enterprises, Inc.*	35	1,225
GATX Corp.	91	5,285
GMS, Inc.*	16	481
H&E Equipment Services, Inc.	70	1,837
Kaman Corp.	60	3,106
Lawson Products, Inc.*	14	387
MRC Global, Inc.*	208	4,204
Neff Corp., Class A*	21	328
NOW, Inc.*	238	4,555
Real Industry, Inc.*	58	296
Rush Enterprises, Inc., Class A*	65	2,241
Rush Enterprises, Inc., Class B*	14	448
SiteOne Landscape Supply, Inc.*	26	1,019
Textainer Group Holdings Ltd.	50	788
Titan Machinery, Inc.*	39	552
Triton International Ltd.	89	2,199
Univar, Inc.*	95	3,059
Veritiv Corp.*	18	1,002
Willis Lease Finance Corp.*	9	229
		50,042
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	124	1,500

Water Utilities - 0.0%(b)
American States Water Co.	81	3,623
AquaVenture Holdings Ltd.*	16	264
Artesian Resources Corp., Class A	17	560
California Water Service Group	107	3,932
Connecticut Water Service, Inc.	24	1,369
Consolidated Water Co. Ltd.	32	331
Global Water Resources, Inc.	18	155
Middlesex Water Co.	35	1,318
SJW Group	36	1,747
York Water Co. (The)	29	1,044
		14,343
Wireless Telecommunication Services - 0.0%(b)
Boingo Wireless, Inc.*	79	862
NII Holdings, Inc.*	119	238
Shenandoah Telecommunications Co.	103	2,894
Spok Holdings, Inc.	46	837
		4,831
TOTAL COMMON STOCKS (Cost $3,783,463)		4,240,678

No. of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(e)	288	320

See accompanying notes to schedules of portfolio investments.

Investments	No. of Rights	Value ($)
Tobira Therapeutics, Inc., CVR*(c)(e)	10	137
		457
Health Care Equipment & Supplies - 0.0%
Second Sight Medical Products, Inc., expiring 3/6/2017, price $2.00*(c)(e)	32	—

TOTAL RIGHTS (Cost $—)		457

	Principal Amount ($)

SHORT-TERM INVESTMENTS(a) - 81.0%

REPURCHASE AGREEMENT(f) - 12.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $4,384,033 (Cost $4,383,973)	4,383,973	4,383,973

U.S. TREASURY OBLIGATION - 68.4%
U.S. Treasury Bill
0.49%, 5/4/2017 (Cost $23,779,268)(g)	23,800,000	23,779,608
TOTAL SHORT-TERM INVESTMENTS (Cost $28,163,241)		28,163,581

Total Investments - 93.2% (Cost $31,946,704)		32,404,716
Other Assets Less Liabilities - 6.8%		2,372,971
Net assets - 100.0%		34,777,687

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $136.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 2/28/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 2/28/2017 amounted to $1,966, which represents approximately 0.01% of net assets of the Fund.

(d)	Amount represents less than one share.
(e)	Illiquid security.
(f)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(g)	The rate shown was the current yield as of 2/28/2017.

Abbreviations

CVR	Contingent Value Rights — No defined expiration

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$542,441
Aggregate gross unrealized depreciation	(100,598)
Net unrealized appreciation	$441,843
Federal income tax cost of investments	$31,962,873

Futures Contracts Sold

Hedge Replication ETF had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
Euro FX Currency Futures Contracts	31	3/13/2017	$2,053,556	$13,895

Cash collateral in the amount of $46,888 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Hedge Replication ETF had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(847,470)	1/8/2018	Credit Suisse International	(1.08)%	S&P 500® Total Return Index	$(44,854)
276,651	1/8/2018	Credit Suisse International	0.53%	Russell 2000® Total Return Index	209,612
630,958	1/8/2018	Credit Suisse International	0.53%	iShares® MSCI Emerging Markets ETF	226,871
828,891	1/8/2018	Credit Suisse International	0.48%	iShares® MSCI EAFE ETF	514,273
(697,983)	11/6/2017	Morgan Stanley & Co. International plc	(0.63)%	S&P 500® Total Return Index	(44,815)
14,147	1/8/2018	Morgan Stanley & Co. International plc	0.53%	iShares® MSCI Emerging Markets ETF	2,871
1,967	11/6/2017	Societe Generale	0.78%	Russell 2000® Total Return Index	365
960,330	11/6/2017	Societe Generale	0.43%	iShares® MSCI Emerging Markets ETF	67,724
2,478,492	1/8/2018	Societe Generale	1.48%	iShares® MSCI EAFE ETF	82,837
3,717	11/6/2017	UBS AG	0.63%	Russell 2000® Total Return Index	697
1,101,962	1/8/2018	UBS AG	0.58%	iShares® MSCI Emerging Markets ETF	39,585
1,592,812	1/8/2018	UBS AG	0.78%	iShares® MSCI EAFE ETF	789,976
$6,344,474					$1,845,142

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Managed Futures Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 82.5%

REPURCHASE AGREEMENT(a) - 82.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,344,410 (Cost $3,344,383)	3,344,383	3,344,383

Total Investments - 82.5% (Cost $3,344,383)(b)		3,344,383
Other Assets Less Liabilities - 17.5%		709,649
Net assets - 100.0%		4,054,032

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Managed Futures Strategy ETF had the following open long and short futures contracts as of February 28, 2017:

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Australian Dollar Futures Contracts	2	3/13/2017	$153,320	$465
British Pound Futures Contracts	2	3/13/2017	155,062	(1,211)
Canadian Dollar Futures Contracts	2	3/14/2017	150,500	(1,920)
Coffee ‘C’ Futures Contract	1	7/19/2017	54,338	(2,215)
Copper Futures Contracts	2	5/26/2017	135,700	1,596
Corn Futures Contracts	6	7/14/2017	114,300	209
Cotton No. 2 Futures Contracts	4	5/8/2017	152,680	(886)
Gasoline RBOB Futures Contract	1	5/31/2017	74,130	(200)
Lean Hogs Futures Contracts	4	4/17/2017	108,160	(421)
Live Cattle Futures Contracts	6	4/28/2017	283,020	16,314
NY Harbor ULSD Futures Contract	1	3/31/2017	68,876	(771)
Soybean Futures Contracts	2	5/12/2017	103,575	(1,405)
Swiss Franc Futures Contracts	2	3/13/2017	249,000	(3,030)
Wheat Futures Contracts	4	12/14/2017	98,450	914
WTI Crude Oil Futures Contract	1	3/21/2017	54,010	(1,672)
				$5,767

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation/ (Depreciation)
Cocoa Futures Contracts	5	5/15/2017	$95,450	$29,827
E-Mini Euro Futures Contracts	3	3/13/2017	198,703	3,174
Gold 100 OZ Futures Contract	1	4/26/2017	125,390	(6,992)
Japanese Yen Futures Contracts	2	3/13/2017	222,900	(2,730)
Mini Silver Futures Contracts	4	5/26/2017	73,876	(2,834)
Natural Gas Futures Contracts	3	3/29/2017	83,220	11,993
Sugar #11 (World Markets) Futures Contracts	4	4/28/2017	86,150	6,586
U.S. 10 Year Treasury Note Futures Contracts	6	6/21/2017	747,469	(1,180)
U.S. Long Bond Futures Contracts	3	6/21/2017	454,969	(4,254)
				$33,590
				$39,357

Cash collateral in the amount of $138,927 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

See accompanying notes to schedules of portfolio investments.

Merger ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 87.4%

Aerospace & Defense - 4.9%
B/E Aerospace, Inc.	1,070	68,052
Zodiac Aerospace	2,067	60,712
		128,764
Banks - 6.3%
PrivateBancorp, Inc.	1,444	81,730
Yadkin Financial Corp.	2,555	85,746
		167,476
Biotechnology - 4.7%
Actelion Ltd. (Registered)*	231	62,169
CoLucid Pharmaceuticals, Inc.*	1,361	63,320
		125,489
Chemicals - 2.4%
Chemtura Corp.*	1,949	64,609

Communications Equipment - 4.7%
Brocade Communications Systems, Inc.	5,070	62,412
Ixia*	3,229	63,288
		125,700
Diversified Telecommunication Services - 2.4%
Level 3 Communications, Inc.*	1,111	63,605

Equity Real Estate Investment Trusts (REITs) - 2.5%
Equity One, Inc.	2,100	66,486

Food & Staples Retailing - 2.2%
Booker Group plc	23,550	58,181

Food Products - 2.4%
Mead Johnson Nutrition Co.	712	62,506

Gas Utilities - 2.4%
WGL Holdings, Inc.	776	64,788

Health Care Equipment & Supplies - 4.7%
Cynosure, Inc., Class A*	947	62,502
Zeltiq Aesthetics, Inc.*	1,120	62,003
		124,505
Health Care Providers & Services - 4.7%
Surgical Care Affiliates, Inc.*	1,103	62,562
VCA, Inc.*	688	62,539
		125,101
Hotels, Restaurants & Leisure - 7.3%
Isle of Capri Casinos, Inc.*	2,879	69,931
Popeyes Louisiana Kitchen, Inc.*	792	62,576
Tatts Group Ltd.	19,712	61,359
		193,866
Household Durables - 2.4%
Harman International Industries, Inc.	569	63,512

Insurance - 4.8%
Allied World Assurance Co. Holdings AG	1,205	63,648
Endurance Specialty Holdings Ltd.	693	64,401
		128,049
IT Services - 2.4%
NeuStar, Inc., Class A*	1,893	62,753

Media - 5.1%
Sky plc	5,097	63,088
Time Warner, Inc.	727	71,399
		134,487
Multi-Utilities - 2.4%
DUET Group	30,556	64,425

Oil, Gas & Consumable Fuels - 4.3%
Clayton Williams Energy, Inc.*	433	58,607
Etablissements Maurel et Prom*	14,707	55,778
		114,385
Professional Services - 2.5%
CEB, Inc.*	836	64,832

Semiconductors & Semiconductor Equipment - 2.6%
Linear Technology Corp.	1,079	69,682

Software - 2.4%
Mentor Graphics Corp.	1,720	63,812

Specialty Retail - 2.4%
CST Brands, Inc.	1,338	64,398

Thrifts & Mortgage Finance - 1.8%
EverBank Financial Corp.	2,500	48,600

Tobacco - 2.7%
Reynolds American, Inc.	1,173	72,222

TOTAL COMMON STOCKS (Cost $2,259,608)		2,322,233

MASTER LIMITED PARTNERSHIP - 2.4%

Oil, Gas & Consumable Fuels - 2.4%
ONEOK Partners LP (Cost $65,777)	1,209	63,327

	No. of Rights

RIGHT - 0.2%

Biotechnology - 0.2%
Dyax Corp., CVR (Cost $—)*(a)(b)	4,897	5,436

	Principal Amount ($)

SHORT-TERM INVESTMENT - 7.3%

REPURCHASE AGREEMENT(c) - 7.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $192,956 (Cost $192,953)	192,953	192,953

Total Investments - 97.3% (Cost $2,518,338)		2,583,949
Other Assets Less Liabilities - 2.7%		71,084
Net assets - 100.0%		2,655,033

*	Non-income producing security.
(a)

Security fair valued as of 2/28/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 2/28/2017 amounted to $5,436, which represents approximately 0.20% of net assets of the Fund.

(b)	Illiquid security.

See accompanying notes to schedules of portfolio investments.

(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations

CVR	Contingent Value Rights — No defined expiration

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$91,978
Aggregate gross unrealized depreciation	(26,367)
Net unrealized appreciation	$65,611
Federal income tax cost of investments	$2,518,338

Forward Currency Contracts

Merger ETF had the following open forward currency contracts as of February 28, 2017:

Buy Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Depreciation
U.S. Dollar vs. Canadian Dollar	Goldman Sachs International	5/12/2017	168,000	$(128,167)	$126,562	$(1,605)
U.S. Dollar vs. Euro	Goldman Sachs International	5/12/2017	11,000	(11,721)	11,692	(29)
						$(1,634)

Sell Contracts

Currency	Counterparty	Delivery Date	Foreign Currency to Receive (Pay)	U.S. Dollars to Receive (Pay)	Market Value	Net Unrealized Appreciation/ (Depreciation)
U.S. Dollar vs. Australian Dollar	Goldman Sachs International	5/12/2017	(120,000)	$91,459	$91,857	$(398)
U.S. Dollar vs. British Pound	Goldman Sachs International	5/12/2017	(36,000)	44,877	44,746	131
U.S. Dollar vs. Euro	Goldman Sachs International	5/12/2017	(153,000)	164,857	162,627	2,230
U.S. Dollar vs. Swiss Franc	Goldman Sachs International	5/12/2017	(76,000)	76,852	75,990	862
						$2,825
						$1,191

Swap Agreements

Merger ETF had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(4,930)	11/6/2018	Citibank NA	(0.01)%	S&P Merger Arbitrage Index (short exposure to Acquirers)	$(41)
5,603	11/6/2018	Citibank NA	1.16%	S&P Merger Arbitrage Index (long exposure to Targets)	—
(976,055)	11/6/2017	Societe Generale	(0.08)%	S&P Merger Arbitrage Index (short exposure to Acquirers)	(448,844)
633,188	11/6/2018	Societe Generale	1.23%	S&P Merger Arbitrage Index (long exposure to Targets)	39,604
$(342,194)					$(409,281)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Merger ETF invested, as a percentage of net assets, in the following countries as of February 28, 2017:

United States	74.0%
Australia	4.7%
United Kingdom	4.6%
France	4.4%
Switzerland	2.3%
Other (1)	10.0%
100.0%

(1)	Includes any non-equity securities and net other assets (liabilities).

See accompanying notes to schedules of portfolio investments.

RAFI® Long/Short

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 95.4%

Aerospace & Defense - 2.2%
Arconic, Inc.	1,402	40,364
Boeing Co. (The)	1,004	180,951
Curtiss-Wright Corp.	68	6,652
Esterline Technologies Corp.*	104	9,246
General Dynamics Corp.	462	87,692
Hexcel Corp.	106	5,828
Huntington Ingalls Industries, Inc.	63	13,766
KLX, Inc.*	215	10,823
L3 Technologies, Inc.	209	35,179
Lockheed Martin Corp.	409	109,031
Moog, Inc., Class A*	106	7,163
Northrop Grumman Corp.	266	65,726
Orbital ATK, Inc.	59	5,453
Raytheon Co.	437	67,364
Rockwell Collins, Inc.	147	14,052
Spirit AeroSystems Holdings, Inc., Class A	186	11,459
Teledyne Technologies, Inc.*	62	8,147
Textron, Inc.	521	24,643
TransDigm Group, Inc.	67	17,031
Triumph Group, Inc.	232	6,450
United Technologies Corp.	1,551	174,565
		901,585
Air Freight & Logistics - 0.6%
CH Robinson Worldwide, Inc.	234	18,807
Expeditors International of Washington, Inc.	236	13,306
FedEx Corp.	488	94,174
Hub Group, Inc., Class A*	109	5,504
United Parcel Service, Inc., Class B	949	100,366
		232,157
Airlines - 0.1%
American Airlines Group, Inc.	182	8,437
Delta Air Lines, Inc.	259	12,932
Southwest Airlines Co.	164	9,479
United Continental Holdings, Inc.*	220	16,300
		47,148
Auto Components - 0.4%
Adient plc*	55	3,692
American Axle & Manufacturing Holdings, Inc.*	280	5,550
Autoliv, Inc.	152	15,914
BorgWarner, Inc.	405	17,087
Cooper Tire & Rubber Co.	144	5,825
Dana, Inc.	704	13,299
Delphi Automotive plc	355	27,026
Gentex Corp.	370	7,781
Goodyear Tire & Rubber Co. (The)	807	28,285
Lear Corp.	168	23,854
Tenneco, Inc.*	228	14,663
Visteon Corp.*	166	15,383
		178,359
Automobiles - 1.0%
Ford Motor Co.	14,891	186,584
General Motors Co.	5,074	186,926
Harley-Davidson, Inc.	355	20,015
Thor Industries, Inc.	82	9,088
		402,613
Banks - 9.5%
Associated Banc-Corp.	307	7,905
Bank of America Corp.	30,985	764,710
Bank of Hawaii Corp.	68	5,743
BankUnited, Inc.	151	5,984
BB&T Corp.	1,742	83,999
CIT Group, Inc.	617	26,469
Citigroup, Inc.	9,763	583,925
Citizens Financial Group, Inc.	1,984	74,142
Comerica, Inc.	433	30,864
Commerce Bancshares, Inc.	162	9,570
Cullen/Frost Bankers, Inc.	128	11,836
East West Bancorp, Inc.	225	12,177
Fifth Third Bancorp	2,416	66,295
First Horizon National Corp.	372	7,418
First Republic Bank	136	12,761
FNB Corp.	363	5,652
Fulton Financial Corp.	391	7,478
Hancock Holding Co.	239	11,341
Huntington Bancshares, Inc.	1,783	25,212
Investors Bancorp, Inc.	444	6,496
JPMorgan Chase & Co.	9,261	839,232
KeyCorp	2,118	39,755
M&T Bank Corp.	232	38,737
PacWest Bancorp	158	8,706
People’s United Financial, Inc.	833	15,994
PNC Financial Services Group, Inc. (The)	1,143	145,424
Popular, Inc.	423	18,637
Prosperity Bancshares, Inc.	129	9,616
Regions Financial Corp.	4,055	61,920
Signature Bank*	42	6,615
SunTrust Banks, Inc.	1,337	79,538
SVB Financial Group*	87	16,608
Synovus Financial Corp.	228	9,626
TCF Financial Corp.	416	7,238
Umpqua Holdings Corp.	426	8,013
US Bancorp	3,022	166,210
Valley National Bancorp	598	7,397
Webster Financial Corp.	147	8,075
Wells Fargo & Co.	9,710	562,015
Zions Bancorp	507	22,764
		3,832,097
Beverages - 1.2%
Brown-Forman Corp., Class B	201	9,801
Coca-Cola Co. (The)	4,735	198,681
Coca-Cola European Partners plc	319	11,066
Constellation Brands, Inc., Class A	105	16,675
Dr Pepper Snapple Group, Inc.	199	18,594
Molson Coors Brewing Co., Class B	153	15,360
Monster Beverage Corp.*	115	4,765
PepsiCo, Inc.	1,889	208,508
		483,450
Biotechnology - 0.8%
AbbVie, Inc.	1,183	73,157
Alexion Pharmaceuticals, Inc.*	55	7,219
Amgen, Inc.	596	105,212
Biogen, Inc.*	131	37,807
Bioverativ, Inc.*	65	3,385
Celgene Corp.*	236	29,148
Gilead Sciences, Inc.	731	51,521
PDL BioPharma, Inc.	1,294	2,769
Regeneron Pharmaceuticals, Inc.*	13	4,855
United Therapeutics Corp.*	35	5,170
		320,243
Building Products - 0.2%
Armstrong Flooring, Inc.*	143	3,056
Armstrong World Industries, Inc.*	286	13,156
Fortune Brands Home & Security, Inc.	132	7,634
Johnson Controls International plc	547	22,941
Masco Corp.	329	11,114
Owens Corning	211	12,341
		70,242

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Capital Markets - 2.8%
Affiliated Managers Group, Inc.	66	11,083
Ameriprise Financial, Inc.	361	47,472
Bank of New York Mellon Corp. (The)	2,249	106,018
BlackRock, Inc.	179	69,355
Charles Schwab Corp. (The)	987	39,885
CME Group, Inc.	529	64,252
Donnelley Financial Solutions, Inc.*	142	3,282
E*TRADE Financial Corp.*	602	20,775
Eaton Vance Corp.	199	9,279
Federated Investors, Inc., Class B	211	5,733
Franklin Resources, Inc.	787	33,872
Goldman Sachs Group, Inc. (The)	1,094	271,378
Intercontinental Exchange, Inc.	378	21,595
Invesco Ltd.	835	26,879
Janus Capital Group, Inc.	328	4,153
Legg Mason, Inc.	281	10,599
LPL Financial Holdings, Inc.	275	10,874
Moody’s Corp.	118	13,142
Morgan Stanley	3,525	160,987
MSCI, Inc.	66	6,243
Nasdaq, Inc.	165	11,733
Northern Trust Corp.	384	33,542
Raymond James Financial, Inc.	199	15,633
S&P Global, Inc.	215	27,836
State Street Corp.	807	64,326
Stifel Financial Corp.*	185	9,983
T Rowe Price Group, Inc.	323	23,001
TD Ameritrade Holding Corp.	244	9,540
Waddell & Reed Financial, Inc., Class A	235	4,521
		1,136,971
Chemicals - 2.4%
AdvanSix, Inc.*	33	900
Air Products & Chemicals, Inc.	268	37,646
Albemarle Corp.	126	12,790
Ashland Global Holdings, Inc.	131	15,806
Axalta Coating Systems Ltd.*	211	6,142
Cabot Corp.	148	8,581
Celanese Corp., Series A	211	18,815
CF Industries Holdings, Inc.	632	19,857
Chemours Co. (The)	3,023	101,754
Chemtura Corp.*	205	6,796
Dow Chemical Co. (The)	2,372	147,681
Eastman Chemical Co.	291	23,353
Ecolab, Inc.	230	28,513
EI du Pont de Nemours & Co.	1,491	117,103
FMC Corp.	213	12,273
Huntsman Corp.	1,098	24,815
Ingevity Corp.*	76	4,102
International Flavors & Fragrances, Inc.	79	9,930
LyondellBasell Industries NV, Class A	1,021	93,156
Monsanto Co.	542	61,696
Mosaic Co. (The)	1,374	42,855
NewMarket Corp.	14	6,100
Olin Corp.	324	10,070
PolyOne Corp.	163	5,490
PPG Industries, Inc.	322	32,982
Praxair, Inc.	412	48,909
RPM International, Inc.	218	11,617
Sensient Technologies Corp.	69	5,516
Sherwin-Williams Co. (The)	52	16,044
Valspar Corp. (The)	94	10,455
WR Grace & Co.	82	5,809
		947,556
Commercial Services & Supplies - 0.4%
ABM Industries, Inc.	157	6,404
Brink’s Co. (The)	150	8,017
Cintas Corp.	102	12,037
Clean Harbors, Inc.*	121	7,013
Covanta Holding Corp.	373	6,043
Deluxe Corp.	81	5,961
Essendant, Inc.	199	3,170
KAR Auction Services, Inc.	176	7,888
LSC Communications, Inc.	142	4,036
Pitney Bowes, Inc.	716	9,766
Republic Services, Inc.	545	33,763
RR Donnelley & Sons Co.	380	6,373
Stericycle, Inc.*	62	5,138
Waste Management, Inc.	769	56,383
		171,992
Communications Equipment - 0.8%
Brocade Communications Systems, Inc.	492	6,057
Cisco Systems, Inc.	6,718	229,621
CommScope Holding Co., Inc.*	242	9,208
EchoStar Corp., Class A*	135	7,191
F5 Networks, Inc.*	56	8,023
Harris Corp.	174	19,123
Juniper Networks, Inc.	427	11,956
Motorola Solutions, Inc.	221	17,452
		308,631
Construction & Engineering - 0.4%
AECOM*	402	14,613
Chicago Bridge & Iron Co. NV	306	10,272
EMCOR Group, Inc.	132	8,115
Fluor Corp.	553	30,631
Jacobs Engineering Group, Inc.	497	28,036
KBR, Inc.	660	9,933
MasTec, Inc.*	337	13,227
Quanta Services, Inc.*	733	27,356
Valmont Industries, Inc.	42	6,604
		148,787
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	66	14,253
Vulcan Materials Co.	97	11,699
		25,952
Consumer Finance - 1.3%
Ally Financial, Inc.	2,829	63,624
American Express Co.	1,655	132,499
Capital One Financial Corp.	1,424	133,657
Discover Financial Services	841	59,829
Navient Corp.	2,404	37,045
Santander Consumer USA Holdings, Inc.*	669	9,888
SLM Corp.*	2,417	28,980
Synchrony Financial	1,959	70,994
		536,516
Containers & Packaging - 0.6%
AptarGroup, Inc.	73	5,439
Avery Dennison Corp.	156	12,591
Ball Corp.	186	13,677
Bemis Co., Inc.	200	9,914
Berry Plastics Group, Inc.*	209	10,519
Crown Holdings, Inc.*	281	15,059
Graphic Packaging Holding Co.	652	8,704
International Paper Co.	1,304	68,721
Owens-Illinois, Inc.*	929	18,394
Packaging Corp. of America	196	18,116
Sealed Air Corp.	210	9,761
Silgan Holdings, Inc.	78	4,650
Sonoco Products Co.	212	11,304

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
WestRock Co.	453	24,335
		231,184
Distributors - 0.1%
Core-Mark Holding Co., Inc.	177	5,756
Genuine Parts Co.	257	24,597
LKQ Corp.*	360	11,369
		41,722
Diversified Consumer Services - 0.1%
DeVry Education Group, Inc.	222	7,137
Graham Holdings Co., Class B	10	5,383
H&R Block, Inc.	350	7,196
Service Corp. International	275	8,451
ServiceMaster Global Holdings, Inc.*	109	4,341
		32,508
Diversified Financial Services - 1.8%
Berkshire Hathaway, Inc., Class A*	1	257,100
Berkshire Hathaway, Inc., Class B*	2,224	381,238
Leucadia National Corp.	1,128	30,028
Voya Financial, Inc.	988	40,735
		709,101
Diversified Telecommunication Services - 2.8%
AT&T, Inc.	15,006	627,101
CenturyLink, Inc.	2,731	66,254
Frontier Communications Corp.	5,998	17,574
Level 3 Communications, Inc.*	332	19,007
Verizon Communications, Inc.	7,457	370,091
Windstream Holdings, Inc.	1,149	8,583
		1,108,610
Electric Utilities - 2.5%
ALLETE, Inc.	89	5,982
Alliant Energy Corp.	417	16,463
American Electric Power Co., Inc.	1,085	72,662
Duke Energy Corp.	1,622	133,896
Edison International	694	55,340
Entergy Corp.	630	48,296
Eversource Energy	537	31,500
Exelon Corp.	3,124	114,682
FirstEnergy Corp.	1,657	53,737
Great Plains Energy, Inc.	378	10,985
Hawaiian Electric Industries, Inc.	287	9,551
IDACORP, Inc.	81	6,717
NextEra Energy, Inc.	673	88,163
OGE Energy Corp.	486	17,899
PG&E Corp.	1,092	72,891
Pinnacle West Capital Corp.	255	20,958
PNM Resources, Inc.	179	6,498
Portland General Electric Co.	188	8,522
PPL Corp.	1,462	53,919
Southern Co. (The)	1,961	99,658
Westar Energy, Inc.	265	14,305
Xcel Energy, Inc.	1,050	45,896
		988,520
Electrical Equipment - 0.6%
Acuity Brands, Inc.	20	4,226
AMETEK, Inc.	216	11,658
Eaton Corp. plc	904	65,070
Emerson Electric Co.	1,422	85,462
EnerSys	82	6,292
Generac Holdings, Inc.*	168	6,559
General Cable Corp.	666	11,122
Hubbell, Inc.	83	9,845
Regal Beloit Corp.	102	7,594
Rockwell Automation, Inc.	161	24,327
Sensata Technologies Holding NV*	170	6,978
		239,133
Electronic Equipment, Instruments & Components - 1.0%
Amphenol Corp., Class A	215	14,880
Anixter International, Inc.*	170	14,161
Arrow Electronics, Inc.*	505	36,461
Avnet, Inc.	617	28,431
Benchmark Electronics, Inc.*	206	6,407
CDW Corp.	245	14,430
Corning, Inc.	2,454	67,755
Flex Ltd.*	3,013	49,684
FLIR Systems, Inc.	164	6,020
Jabil Circuit, Inc.	769	19,617
Keysight Technologies, Inc.*	301	11,318
Sanmina Corp.*	422	16,458
ScanSource, Inc.*	108	4,347
SYNNEX Corp.	75	8,769
TE Connectivity Ltd.	597	44,459
Tech Data Corp.*	352	30,624
Trimble, Inc.*	287	8,906
Vishay Intertechnology, Inc.	420	6,657
		389,384
Energy Equipment & Services - 1.8%
Atwood Oceanics, Inc.*	955	10,037
Baker Hughes, Inc.	1,228	74,024
Diamond Offshore Drilling, Inc.*	607	10,222
Ensco plc, Class A	2,717	26,464
Halliburton Co.	2,017	107,829
Helmerich & Payne, Inc.	244	16,682
McDermott International, Inc.*	2,170	15,971
Nabors Industries Ltd.	1,996	29,221
National Oilwell Varco, Inc.	1,807	73,039
Noble Corp. plc	2,271	15,170
Oceaneering International, Inc.	251	7,108
Oil States International, Inc.*	206	7,581
Patterson-UTI Energy, Inc.	580	16,020
Rowan Cos. plc, Class A*	622	11,271
Schlumberger Ltd.	1,917	154,050
SEACOR Holdings, Inc.*	99	6,816
Superior Energy Services, Inc.*	1,006	16,599
Tidewater, Inc.*	863	1,174
Transocean Ltd.*	3,994	55,197
Unit Corp.*	1,070	29,040
Weatherford International plc*	4,700	26,602
		710,117
Equity Real Estate Investment Trusts (REITs) - 2.4%
Alexandria Real Estate Equities, Inc.	111	13,243
American Campus Communities, Inc.	157	8,023
American Tower Corp.	207	23,762
Apartment Investment & Management Co., Class A	166	7,724
Apple Hospitality REIT, Inc.	371	7,286
AvalonBay Communities, Inc.	122	22,421
Boston Properties, Inc.	208	28,918
Brandywine Realty Trust	461	7,680
Brixmor Property Group, Inc.	250	5,835
Camden Property Trust	123	10,412
Care Capital Properties, Inc.	152	3,996
CBL & Associates Properties, Inc.	703	7,051
Columbia Property Trust, Inc.	403	9,305
CoreCivic, Inc.	339	11,424
Corporate Office Properties Trust	215	7,329
Crown Castle International Corp.	182	17,023
DCT Industrial Trust, Inc.	119	5,693
DDR Corp.	460	6,652
DiamondRock Hospitality Co.	512	5,565
Digital Realty Trust, Inc.	159	17,172
Douglas Emmett, Inc.	194	7,826
Duke Realty Corp.	483	12,384
EPR Properties	73	5,618
Equinix, Inc.	29	10,906
Equity Commonwealth*	269	8,409
Equity LifeStyle Properties, Inc.	55	4,379
Equity Residential	442	27,877

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Essex Property Trust, Inc.	56	13,143
Extra Space Storage, Inc.	61	4,831
Federal Realty Investment Trust	51	7,177
GEO Group, Inc. (The)	170	8,094
GGP, Inc.*	564	14,021
HCP, Inc.	1,001	32,823
Healthcare Realty Trust, Inc.	151	4,826
Healthcare Trust of America, Inc., Class A	156	5,019
Highwoods Properties, Inc.	139	7,296
Hospitality Properties Trust	482	15,318
Host Hotels & Resorts, Inc.	1,409	25,348
Iron Mountain, Inc.	535	19,447
Kilroy Realty Corp.	109	8,409
Kimco Realty Corp.	468	11,349
Lamar Advertising Co., Class A	74	5,586
LaSalle Hotel Properties	226	6,531
Lexington Realty Trust	651	7,265
Liberty Property Trust	330	13,015
Macerich Co. (The)	182	12,263
Mack-Cali Realty Corp.	345	10,057
Mid-America Apartment Communities, Inc.	82	8,424
National Retail Properties, Inc.	133	6,017
Omega Healthcare Investors, Inc.	145	4,733
Outfront Media, Inc.	362	9,394
Paramount Group, Inc.	301	5,246
Park Hotels & Resorts, Inc.*	128	3,269
Piedmont Office Realty Trust, Inc., Class A	425	9,750
Prologis, Inc.	769	39,257
Public Storage	79	17,969
Quality Care Properties, Inc.*	201	3,815
Rayonier, Inc.	342	9,795
Realty Income Corp.	185	11,337
Regency Centers Corp.	92	6,472
Retail Properties of America, Inc., Class A	480	7,397
RLJ Lodging Trust	303	6,896
Ryman Hospitality Properties, Inc.	85	5,480
Senior Housing Properties Trust	602	12,341
Simon Property Group, Inc.	236	43,518
SL Green Realty Corp.	142	16,001
Spirit Realty Capital, Inc.	568	6,242
Sunstone Hotel Investors, Inc.	332	4,897
Taubman Centers, Inc.	88	6,139
UDR, Inc.	273	9,965
Ventas, Inc.	502	32,655
VEREIT, Inc.	1,496	13,569
Vornado Realty Trust	242	26,589
Washington Prime Group, Inc.	567	5,256
Weingarten Realty Investors	158	5,604
Welltower, Inc.	531	37,372
Weyerhaeuser Co.	1,709	57,628
WP Carey, Inc.	129	8,139
Xenia Hotels & Resorts, Inc.	285	5,007
		981,904
Food & Staples Retailing - 2.3%
Andersons, Inc. (The)	178	7,040
Casey’s General Stores, Inc.	71	8,135
Costco Wholesale Corp.	771	136,606
CVS Health Corp.	1,775	143,029
Kroger Co. (The)	2,267	72,091
Rite Aid Corp.*	2,596	15,576
SUPERVALU, Inc.*	2,759	10,429
Sysco Corp.	1,239	65,320
United Natural Foods, Inc.*	175	7,534
Walgreens Boots Alliance, Inc.	1,115	96,314
Wal-Mart Stores, Inc.	4,996	354,366
Whole Foods Market, Inc.	621	19,046
		935,486
Food Products - 1.6%
Archer-Daniels-Midland Co.	2,860	134,334
Bunge Ltd.	1,098	89,871
Campbell Soup Co.	208	12,345
Conagra Brands, Inc.	695	28,641
Darling Ingredients, Inc.*	713	9,276
Dean Foods Co.	273	4,980
Flowers Foods, Inc.	333	6,414
General Mills, Inc.	870	52,522
Hain Celestial Group, Inc. (The)*	118	4,175
Hershey Co. (The)	157	17,011
Hormel Foods Corp.	199	7,015
Ingredion, Inc.	99	11,968
JM Smucker Co. (The)	158	22,393
Kellogg Co.	331	24,517
Kraft Heinz Co. (The)	328	30,015
Lamb Weston Holdings, Inc.	229	8,974
McCormick & Co., Inc. (Non-Voting)	109	10,728
Mead Johnson Nutrition Co.	173	15,188
Mondelez International, Inc., Class A	2,454	107,780
Pinnacle Foods, Inc.	136	7,770
TreeHouse Foods, Inc.*	55	4,679
Tyson Foods, Inc., Class A	484	30,279
WhiteWave Foods Co. (The)*	128	7,050
		647,925
Gas Utilities - 0.2%
Atmos Energy Corp.	170	13,309
National Fuel Gas Co.	186	11,216
New Jersey Resources Corp.	152	5,989
ONE Gas, Inc.	83	5,441
Southwest Gas Holdings, Inc.	102	8,724
Spire, Inc.	60	3,954
UGI Corp.	383	18,472
WGL Holdings, Inc.	92	7,681
		74,786
Health Care Equipment & Supplies - 1.2%
Abbott Laboratories	1,986	89,512
Alere, Inc.*	78	2,987
Baxter International, Inc.	748	38,088
Becton Dickinson and Co.	190	34,780
Boston Scientific Corp.*	875	21,481
Cooper Cos., Inc. (The)	36	7,169
CR Bard, Inc.	47	11,526
Danaher Corp.	504	43,117
DENTSPLY SIRONA, Inc.	121	7,686
Edwards Lifesciences Corp.*	90	8,464
Halyard Health, Inc.*	190	7,421
Hologic, Inc.*	193	7,832
Intuitive Surgical, Inc.*	19	14,003
Medtronic plc	1,459	118,048
ResMed, Inc.	91	6,555
STERIS plc	65	4,559
Stryker Corp.	229	29,440
Teleflex, Inc.	41	7,838
Varex Imaging Corp.*	42	1,456
Varian Medical Systems, Inc.*	102	8,557
Zimmer Biomet Holdings, Inc.	154	18,030
		488,549
Health Care Providers & Services - 3.1%
Aetna, Inc.	594	76,484
AmerisourceBergen Corp.	779	71,286
Anthem, Inc.	732	120,648
Brookdale Senior Living, Inc.*	593	8,539
Cardinal Health, Inc.	1,068	86,903
Centene Corp.*	193	13,607
Cigna Corp.	296	44,074

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Community Health Systems, Inc.*	1,410	13,748
DaVita, Inc.*	377	26,168
Envision Healthcare Corp.*	66	4,620
Express Scripts Holding Co.*	1,709	120,741
HCA Holdings, Inc.*	899	78,429
HealthSouth Corp.	135	5,713
Henry Schein, Inc.*	94	16,127
Humana, Inc.	281	59,361
Kindred Healthcare, Inc.	656	5,904
Laboratory Corp. of America Holdings*	137	19,490
LifePoint Health, Inc.*	125	8,006
Magellan Health, Inc.*	102	7,053
McKesson Corp.	722	108,394
MEDNAX, Inc.*	105	7,475
Molina Healthcare, Inc.*	92	4,463
Owens & Minor, Inc.	214	7,721
Patterson Cos., Inc.	128	5,818
Quest Diagnostics, Inc.	273	26,601
Quorum Health Corp.*	353	3,018
Select Medical Holdings Corp.*	516	7,430
Tenet Healthcare Corp.*	668	12,892
UnitedHealth Group, Inc.	1,390	229,878
Universal Health Services, Inc., Class B	117	14,695
VCA, Inc.*	76	6,908
WellCare Health Plans, Inc.*	119	16,803
		1,238,997
Health Care Technology - 0.0%(b)
Cerner Corp.*	185	10,182

Hotels, Restaurants & Leisure - 1.3%
Aramark	450	16,083
Bloomin’ Brands, Inc.	381	6,511
Brinker International, Inc.	94	3,971
Caesars Entertainment Corp.*	519	4,905
Carnival Corp.	735	41,123
Chipotle Mexican Grill, Inc.*	16	6,700
Cracker Barrel Old Country Store, Inc.	28	4,508
Darden Restaurants, Inc.	232	17,326
Hilton Grand Vacations, Inc.*	65	1,946
Hilton Worldwide Holdings, Inc.*	212	12,107
International Game Technology plc	655	17,685
Las Vegas Sands Corp.	598	31,664
Marriott International, Inc., Class A	186	16,180
McDonald’s Corp.	1,177	150,244
MGM Resorts International*	991	26,053
Norwegian Cruise Line Holdings Ltd.*	162	8,213
Panera Bread Co., Class A*	22	5,078
Royal Caribbean Cruises Ltd.	210	20,181
SeaWorld Entertainment, Inc.	222	4,278
Six Flags Entertainment Corp.	91	5,515
Starbucks Corp.	588	33,440
Wendy’s Co. (The)	483	6,733
Wyndham Worldwide Corp.	164	13,651
Wynn Resorts Ltd.	297	28,557
Yum! Brands, Inc.	467	30,504
Yum! China Holdings, Inc.*	469	12,471
		525,627
Household Durables - 0.4%
DR Horton, Inc.	404	12,928
Garmin Ltd.	220	11,354
Harman International Industries, Inc.	89	9,934
Leggett & Platt, Inc.	205	10,082
Lennar Corp., Class A	226	11,027
Lennar Corp., Class B	12	472
Mohawk Industries, Inc.*	79	17,882
Newell Brands, Inc.	300	14,709
NVR, Inc.*	4	7,740
PulteGroup, Inc.	465	10,253
Toll Brothers, Inc.*	271	9,252
Tupperware Brands Corp.	101	6,099
Whirlpool Corp.	186	33,218
		154,950
Household Products - 1.3%
Church & Dwight Co., Inc.	210	10,466
Clorox Co. (The)	124	16,964
Colgate-Palmolive Co.	873	63,712
Energizer Holdings, Inc.	116	6,364
HRG Group, Inc.*	424	7,793
Kimberly-Clark Corp.	416	55,141
Procter & Gamble Co. (The)	4,103	373,660
		534,100
Independent Power and Renewable Electricity Producers - 0.3%
AES Corp.	3,604	41,518
Calpine Corp.*	1,346	15,762
Dynegy, Inc.*	827	6,649
NRG Energy, Inc.	2,538	42,029
		105,958
Industrial Conglomerates - 1.9%
3M Co.	670	124,855
Carlisle Cos., Inc.	74	7,644
General Electric Co.	16,916	504,266
Honeywell International, Inc.	873	108,688
Roper Technologies, Inc.	69	14,435
		759,888
Insurance - 4.7%
Aflac, Inc.	1,055	76,329
Alleghany Corp.*	37	23,895
Allied World Assurance Co. Holdings AG	273	14,420
Allstate Corp. (The)	1,031	84,707
Ambac Financial Group, Inc.*	300	6,630
American Equity Investment Life Holding Co.	367	9,876
American Financial Group, Inc.	189	17,777
American International Group, Inc.	4,354	278,308
Aon plc	296	34,232
Arch Capital Group Ltd.*	198	18,725
Arthur J. Gallagher & Co.	278	15,832
Aspen Insurance Holdings Ltd.	148	8,295
Assurant, Inc.	233	23,067
Assured Guaranty Ltd.	396	16,280
Axis Capital Holdings Ltd.	233	16,147
Brown & Brown, Inc.	153	6,594
Chubb Ltd.	609	84,146
Cincinnati Financial Corp.	254	18,532
CNO Financial Group, Inc.	559	11,689
Endurance Specialty Holdings Ltd.	99	9,200
Everest Re Group Ltd.	75	17,635
First American Financial Corp.	217	8,478
FNF Group	511	19,587
Genworth Financial, Inc., Class A*	11,188	45,759
Hanover Insurance Group, Inc. (The)	97	8,732
Hartford Financial Services Group, Inc. (The)	1,323	64,681
Kemper Corp.	164	6,962
Lincoln National Corp.	880	61,741
Loews Corp.	955	44,866
Markel Corp.*	17	16,655
Marsh & McLennan Cos., Inc.	616	45,264
MBIA, Inc.*	1,190	12,281
Mercury General Corp.	73	4,280
MetLife, Inc.	3,463	181,600

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Old Republic International Corp.	640	13,254
Principal Financial Group, Inc.	758	47,405
ProAssurance Corp.	130	7,683
Progressive Corp. (The)	1,185	46,428
Prudential Financial, Inc.	1,672	184,823
Reinsurance Group of America, Inc.	206	26,792
RenaissanceRe Holdings Ltd.	67	9,892
RLI Corp.	72	4,208
Torchmark Corp.	245	18,995
Travelers Cos., Inc. (The)	865	105,738
Unum Group	832	40,627
Validus Holdings Ltd.	190	10,955
Willis Towers Watson plc	101	12,971
WR Berkley Corp.	225	15,980
XL Group Ltd.	609	24,658
		1,883,611
Internet & Direct Marketing Retail - 0.4%
Amazon.com, Inc.*	123	103,940
Expedia, Inc.	67	7,976
Liberty Interactive Corp. QVC Group, Class A*	863	16,293
Liberty Interactive Corp. QVC Group, Class B*	3	55
Netflix, Inc.*	77	10,944
Priceline Group, Inc. (The)*	21	36,207
		175,415
Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	143	8,952
Alphabet, Inc., Class A*	159	134,344
Alphabet, Inc., Class C*	160	131,713
eBay, Inc.*	942	31,934
Facebook, Inc., Class A*	491	66,550
IAC/InterActiveCorp*	121	8,947
VeriSign, Inc.*	57	4,701
Yahoo!, Inc.*	1,877	85,704
		472,845
IT Services - 2.2%
Accenture plc, Class A	635	77,787
Alliance Data Systems Corp.	60	14,579
Amdocs Ltd.	153	9,279
Automatic Data Processing, Inc.	416	42,690
Booz Allen Hamilton Holding Corp.	406	14,523
Broadridge Financial Solutions, Inc.	109	7,557
CACI International, Inc., Class A*	65	8,151
Cognizant Technology Solutions Corp., Class A*	445	26,375
Computer Sciences Corp.	379	25,984
Conduent, Inc.*	874	14,063
CSRA, Inc.	313	9,334
DST Systems, Inc.	48	5,741
Fidelity National Information Services, Inc.	361	29,699
Fiserv, Inc.*	165	19,041
FleetCor Technologies, Inc.*	41	6,970
Genpact Ltd.*	178	4,315
International Business Machines Corp.	1,982	356,403
Leidos Holdings, Inc.	150	7,995
Mastercard, Inc., Class A	336	37,115
Paychex, Inc.	333	20,453
PayPal Holdings, Inc.*	631	26,502
Science Applications International Corp.	89	7,740
Teradata Corp.*	311	9,672
Total System Services, Inc.	135	7,355
Unisys Corp.*	425	5,907
Vantiv, Inc., Class A*	82	5,361
Visa, Inc., Class A	791	69,561
Western Union Co. (The)	898	17,637
		887,789
Leisure Products - 0.1%
Brunswick Corp.	118	7,067
Hasbro, Inc.	139	13,465
Mattel, Inc.	663	17,059
Polaris Industries, Inc.	77	6,561
Vista Outdoor, Inc.*	93	1,882
		46,034
Life Sciences Tools & Services - 0.3%
Agilent Technologies, Inc.	299	15,339
Bio-Rad Laboratories, Inc., Class A*	31	6,034
Bio-Rad Laboratories, Inc., Class B*	1	188
Illumina, Inc.*	32	5,357
Mettler-Toledo International, Inc.*	15	7,143
PerkinElmer, Inc.	110	5,969
Quintiles IMS Holdings, Inc.*	109	8,436
Thermo Fisher Scientific, Inc.	327	51,561
Waters Corp.*	56	8,679
		108,706
Machinery - 2.1%
AGCO Corp.	282	17,179
Allison Transmission Holdings, Inc.	269	9,679
Caterpillar, Inc.	1,812	175,148
Colfax Corp.*	287	10,920
Crane Co.	91	6,578
Cummins, Inc.	381	56,575
Deere & Co.	873	95,585
Donaldson Co., Inc.	174	7,473
Dover Corp.	291	23,309
Flowserve Corp.	231	10,730
Fortive Corp.	252	14,528
Harsco Corp.*	753	10,617
IDEX Corp.	77	7,099
Illinois Tool Works, Inc.	431	56,896
Ingersoll-Rand plc	429	34,045
ITT, Inc.	121	4,957
Joy Global, Inc.	882	24,864
Kennametal, Inc.	314	11,646
Lincoln Electric Holdings, Inc.	83	6,989
Manitowoc Co., Inc. (The)*	300	1,824
Manitowoc Foodservice, Inc.*	193	3,679
Meritor, Inc.*	594	9,712
Navistar International Corp.*	808	21,840
Oshkosh Corp.	279	18,941
PACCAR, Inc.	736	49,172
Parker-Hannifin Corp.	266	41,187
Pentair plc	275	15,967
Rexnord Corp.*	234	5,188
Snap-on, Inc.	57	9,671
SPX FLOW, Inc.*	373	12,682
Stanley Black & Decker, Inc.	270	34,331
Terex Corp.	340	10,622
Timken Co. (The)	188	8,310
Trinity Industries, Inc.	488	13,098
WABCO Holdings, Inc.*	59	6,625
Wabtec Corp.	61	4,887
Xylem, Inc.	215	10,346
		862,899
Marine - 0.0%(b)
Kirby Corp.*	132	9,134

Media - 2.6%
CBS Corp. (Non-Voting), Class B	674	44,430
Charter Communications, Inc., Class A*	82	26,491
Cinemark Holdings, Inc.	213	8,918
Comcast Corp., Class A	7,222	270,247

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Discovery Communications, Inc., Class A*	199	5,723
Discovery Communications, Inc., Class C*	352	9,881
DISH Network Corp., Class A*	288	17,856
Gannett Co., Inc.	432	3,767
Interpublic Group of Cos., Inc. (The)	593	14,291
Liberty Global plc, Series C*	1,046	36,704
Liberty Global plc, Class A*	427	15,244
Liberty Media Corp-Liberty Braves, Class A*	18	397
Liberty Media Corp-Liberty Braves, Class C*	36	792
Liberty Media Corp-Liberty Formula One, Class A*	45	1,355
Liberty Media Corp-Liberty Formula One, Class C*	90	2,763
Liberty Media Corp-Liberty SiriusXM, Class A*	180	7,079
Liberty Media Corp-Liberty SiriusXM, Class C*	359	13,976
Live Nation Entertainment, Inc.*	374	10,625
News Corp., Class A	1,486	19,051
News Corp., Class B	408	5,386
Omnicom Group, Inc.	388	33,019
Regal Entertainment Group, Class A	250	5,395
Scripps Networks Interactive, Inc., Class A	88	7,108
Sirius XM Holdings, Inc.	1,223	6,225
TEGNA, Inc.	465	11,918
Time Warner, Inc.	1,740	170,885
Time, Inc.	522	9,161
Tribune Media Co., Class A	363	12,531
Twenty-First Century Fox, Inc., Class A	1,442	43,145
Twenty-First Century Fox, Inc., Class B	535	15,702
Viacom, Inc., Class A	26	1,184
Viacom, Inc., Class B	921	40,018
Walt Disney Co. (The)	1,481	163,043
		1,034,310
Metals & Mining - 1.3%
AK Steel Holding Corp.*	1,868	15,560
Alcoa Corp.	469	16,223
Allegheny Technologies, Inc.	710	13,639
Carpenter Technology Corp.	135	5,476
Cliffs Natural Resources, Inc.*	3,467	36,958
Commercial Metals Co.	524	11,072
Compass Minerals International, Inc.	58	4,396
Constellium NV, Class A*	902	7,351
Freeport-McMoRan, Inc.*	12,369	165,745
Newmont Mining Corp.	1,461	50,025
Nucor Corp.	964	60,318
Reliance Steel & Aluminum Co.	220	18,623
Southern Copper Corp.	482	17,670
Steel Dynamics, Inc.	652	23,863
United States Steel Corp.	2,153	83,364
		530,283
Mortgage Real Estate Investment Trusts (REITs) - 0.3%
AGNC Investment Corp.	1,130	22,182
Annaly Capital Management, Inc.	3,262	36,208
Chimera Investment Corp.	647	12,448
Invesco Mortgage Capital, Inc.	560	8,708
MFA Financial, Inc.	1,086	8,710
New Residential Investment Corp.	583	9,835
PennyMac Mortgage Investment Trust	362	6,103
Starwood Property Trust, Inc.	474	10,836
Two Harbors Investment Corp.	957	8,900
		123,930
Multiline Retail - 0.6%
Big Lots, Inc.	154	7,906
Dillard’s, Inc., Class A	93	5,070
Dollar General Corp.	407	29,719
Dollar Tree, Inc.*	167	12,806
JC Penney Co., Inc.*	1,789	11,342
Kohl’s Corp.	702	29,919
Macy’s, Inc.	1,070	35,546
Nordstrom, Inc.	328	15,305
Sears Holdings Corp.*	684	5,363
Target Corp.	1,547	90,917
		243,893
Multi-Utilities - 1.1%
Ameren Corp.	607	33,197
Avista Corp.	147	5,861
Black Hills Corp.	92	5,969
CenterPoint Energy, Inc.	1,444	39,450
CMS Energy Corp.	514	22,883
Consolidated Edison, Inc.	712	54,852
Dominion Resources, Inc.	967	75,078
DTE Energy Co.	407	41,262
MDU Resources Group, Inc.	671	18,191
NiSource, Inc.	420	10,042
NorthWestern Corp.	80	4,680
Public Service Enterprise Group, Inc.	1,186	54,532
SCANA Corp.	268	18,586
Sempra Energy	426	46,984
Vectren Corp.	183	10,312
WEC Energy Group, Inc.	339	20,431
		462,310
Oil, Gas & Consumable Fuels - 10.2%
Anadarko Petroleum Corp.	1,636	105,767
Apache Corp.	1,848	97,186
Cabot Oil & Gas Corp.	293	6,417
California Resources Corp.*	2,150	38,421
Chesapeake Energy Corp.*	18,162	98,983
Chevron Corp.	7,119	800,888
Cimarex Energy Co.	121	15,212
Concho Resources, Inc.*	145	19,205
ConocoPhillips	7,045	335,131
CONSOL Energy, Inc.*	1,671	26,017
Continental Resources, Inc.*	206	9,311
Cosan Ltd., Class A	1,145	9,549
Delek US Holdings, Inc.	507	12,203
Denbury Resources, Inc.*	11,382	30,845
Devon Energy Corp.	2,838	123,056
Enbridge, Inc.	1	34
Energen Corp.*	313	16,433
EOG Resources, Inc.	730	70,803
EQT Corp.	188	11,259
Exxon Mobil Corp.	11,156	907,206
Golar LNG Ltd.	268	7,319
Gulfport Energy Corp.*	147	2,549
Hess Corp.	1,384	71,193
HollyFrontier Corp.	1,052	30,803
Kinder Morgan, Inc.	4,240	90,354
Marathon Oil Corp.	8,467	135,472
Marathon Petroleum Corp.	2,628	130,349
Murphy Oil Corp.	1,865	52,761
Newfield Exploration Co.*	527	19,214
Noble Energy, Inc.	802	29,201
Oasis Petroleum, Inc.*	989	14,004
Occidental Petroleum Corp.	1,833	120,153
ONEOK, Inc.	929	50,212
PBF Energy, Inc., Class A	465	11,388
Phillips 66	1,840	143,870

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Pioneer Natural Resources Co.	123	22,874
QEP Resources, Inc.*	933	12,838
Range Resources Corp.	324	8,949
SM Energy Co.	832	20,509
Southwestern Energy Co.*	2,345	17,611
Targa Resources Corp.	350	19,775
Teekay Corp.	499	4,900
Tesoro Corp.	408	34,758
Valero Energy Corp.	2,152	146,228
Western Refining, Inc.	349	12,745
Whiting Petroleum Corp.*	3,386	36,738
Williams Cos., Inc. (The)	2,562	72,607
World Fuel Services Corp.	456	16,494
WPX Energy, Inc.*	2,324	29,980
		4,099,774
Paper & Forest Products - 0.0%(b)
Domtar Corp.	313	11,922

Personal Products - 0.1%
Avon Products, Inc.*	4,513	19,857
Edgewell Personal Care Co.*	90	6,646
Estee Lauder Cos., Inc. (The), Class A	141	11,682
Herbalife Ltd.*	153	8,643
Nu Skin Enterprises, Inc., Class A	156	7,728
		54,556
Pharmaceuticals - 3.6%
Allergan plc	172	42,109
Bristol-Myers Squibb Co.	1,590	90,169
Eli Lilly & Co.	1,312	108,647
Endo International plc*	114	1,556
Johnson & Johnson	3,449	421,502
Mallinckrodt plc*	155	8,125
Merck & Co., Inc.	4,976	327,769
Mylan NV*	339	14,187
Perrigo Co. plc	118	8,823
Pfizer, Inc.	11,743	400,671
Zoetis, Inc.	277	14,767
		1,438,325
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	50	5,277
Equifax, Inc.	83	10,882
FTI Consulting, Inc.*	113	4,547
ManpowerGroup, Inc.	256	24,842
Nielsen Holdings plc	339	15,038
Robert Half International, Inc.	173	8,346
Verisk Analytics, Inc.*	69	5,722
		74,654
Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A*	428	15,245
Jones Lang LaSalle, Inc.	67	7,685
Realogy Holdings Corp.	314	8,698
		31,628
Road & Rail - 1.0%
Avis Budget Group, Inc.*	633	21,889
CSX Corp.	1,964	95,372
Genesee & Wyoming, Inc., Class A*	104	7,711
Hertz Global Holdings, Inc.*	688	15,631
JB Hunt Transport Services, Inc.	94	9,228
Kansas City Southern	124	10,990
Norfolk Southern Corp.	668	80,848
Old Dominion Freight Line, Inc.*	94	8,625
Ryder System, Inc.	222	16,905
Swift Transportation Co.*	256	5,560
Union Pacific Corp.	1,191	128,557
YRC Worldwide, Inc.*	546	7,011
		408,327
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc.*	2,604	37,654
Amkor Technology, Inc.*	894	8,779
Analog Devices, Inc.	360	29,495
Applied Materials, Inc.	1,635	59,220
Broadcom Ltd.	89	18,773
Cree, Inc.*	189	5,129
First Solar, Inc.*	133	4,813
Intel Corp.	9,565	346,253
KLA-Tencor Corp.	215	19,376
Lam Research Corp.	140	16,596
Linear Technology Corp.	239	15,435
Marvell Technology Group Ltd.	1,124	17,534
Maxim Integrated Products, Inc.	395	17,498
Microchip Technology, Inc.	279	20,233
Micron Technology, Inc.*	3,608	84,571
NVIDIA Corp.	374	37,953
NXP Semiconductors NV*	121	12,440
ON Semiconductor Corp.*	868	13,133
Qorvo, Inc.*	262	17,318
QUALCOMM, Inc.	2,383	134,592
Skyworks Solutions, Inc.	86	8,154
Teradyne, Inc.	254	7,224
Texas Instruments, Inc.	1,103	84,512
Versum Materials, Inc.*	134	4,062
Xilinx, Inc.	264	15,528
		1,036,275
Software - 2.2%
Activision Blizzard, Inc.	625	28,206
Adobe Systems, Inc.*	224	26,508
ANSYS, Inc.*	60	6,406
Autodesk, Inc.*	140	12,082
CA, Inc.	589	19,007
Cadence Design Systems, Inc.*	197	6,087
CDK Global, Inc.	142	9,433
Check Point Software Technologies Ltd.*	87	8,605
Citrix Systems, Inc.*	119	9,395
Dell Technologies, Inc. Class V, Class V*	282	17,904
Electronic Arts, Inc.*	146	12,629
Intuit, Inc.	133	16,684
Microsoft Corp.	7,146	457,201
Nuance Communications, Inc.*	257	4,377
Oracle Corp.	3,737	159,159
Red Hat, Inc.*	66	5,465
salesforce.com, Inc.*	141	11,470
Symantec Corp.	1,477	42,198
Synopsys, Inc.*	170	12,145
		864,961
Specialty Retail - 1.9%
Abercrombie & Fitch Co., Class A	259	3,098
Advance Auto Parts, Inc.	72	11,276
American Eagle Outfitters, Inc.	573	9,082
Asbury Automotive Group, Inc.*	94	6,124
Ascena Retail Group, Inc.*	828	3,809
AutoNation, Inc.*	267	12,255
AutoZone, Inc.*	23	16,941
Bed Bath & Beyond, Inc.	466	18,826
Best Buy Co., Inc.	1,248	55,074
Burlington Stores, Inc.*	96	8,545
Cabela’s, Inc.*	97	4,543
CarMax, Inc.*	411	26,526
Chico’s FAS, Inc.	384	5,560
CST Brands, Inc.	335	16,123
Dick’s Sporting Goods, Inc.	179	8,762
DSW, Inc., Class A	164	3,449
Foot Locker, Inc.	177	13,394
GameStop Corp., Class A	431	10,534

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Gap, Inc. (The)	628	15,587
Genesco, Inc.*	71	4,139
GNC Holdings, Inc., Class A	170	1,411
Group 1 Automotive, Inc.	132	10,255
Guess?, Inc.	276	3,505
Home Depot, Inc. (The)	1,175	170,269
L Brands, Inc.	353	18,575
Lowe’s Cos., Inc.	1,198	89,095
Murphy USA, Inc.*	274	17,454
Office Depot, Inc.	2,533	10,563
O’Reilly Automotive, Inc.*	56	15,216
Penske Automotive Group, Inc.	186	9,356
Rent-A-Center, Inc.	454	3,936
Ross Stores, Inc.	310	21,260
Sally Beauty Holdings, Inc.*	177	3,871
Signet Jewelers Ltd.	86	5,469
Sonic Automotive, Inc., Class A	317	6,879
Staples, Inc.	3,586	32,238
Tailored Brands, Inc.	291	6,725
Tiffany & Co.	174	15,985
TJX Cos., Inc. (The)	595	46,678
Tractor Supply Co.	68	4,822
Ulta Beauty, Inc.*	28	7,656
Urban Outfitters, Inc.*	191	4,972
Williams-Sonoma, Inc.	114	5,539
		765,376
Technology Hardware, Storage & Peripherals - 2.9%
Apple, Inc.	5,200	712,348
Diebold Nixdorf, Inc.	197	5,950
Hewlett Packard Enterprise Co.	7,778	177,494
HP, Inc.	7,103	123,379
NCR Corp.*	466	22,401
NetApp, Inc.	539	22,546
Seagate Technology plc	888	42,793
Western Digital Corp.	597	45,897
Xerox Corp.	4,360	32,438
		1,185,246
Textiles, Apparel & Luxury Goods - 0.3%
Coach, Inc.	488	18,588
Deckers Outdoor Corp.*	73	3,857
Fossil Group, Inc.*	132	2,496
Hanesbrands, Inc.	282	5,643
Michael Kors Holdings Ltd.*	159	5,803
NIKE, Inc., Class B	679	38,812
PVH Corp.	146	13,374
Ralph Lauren Corp.	125	9,916
Under Armour, Inc., Class A*	51	1,052
Under Armour, Inc., Class C*	51	946
VF Corp.	347	18,200
		118,687
Thrifts & Mortgage Finance - 0.1%
Capitol Federal Financial, Inc.	379	5,719
New York Community Bancorp, Inc.	1,307	19,971
PHH Corp.*	733	9,251
Washington Federal, Inc.	207	7,007
		41,948
Tobacco - 1.1%
Altria Group, Inc.	2,084	156,133
Philip Morris International, Inc.	2,205	241,117
Reynolds American, Inc.	604	37,188
Universal Corp.	89	6,026
		440,464
Trading Companies & Distributors - 0.5%
AerCap Holdings NV*	413	18,709
Air Lease Corp.	150	5,840
Fastenal Co.	279	13,958
GATX Corp.	112	6,505
HD Supply Holdings, Inc.*	366	15,738
Herc Holdings, Inc.*	229	11,837
MRC Global, Inc.*	854	17,259
MSC Industrial Direct Co., Inc., Class A	73	7,343
NOW, Inc.*	472	9,034
Rush Enterprises, Inc., Class A*	208	7,172
United Rentals, Inc.*	249	31,880
Watsco, Inc.	38	5,634
WESCO International, Inc.*	212	14,734
WW Grainger, Inc.	76	18,845
		184,488
Water Utilities - 0.1%
American Water Works Co., Inc.	248	19,344
Aqua America, Inc.	154	4,888
		24,232
Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	449	12,136
T-Mobile US, Inc.*	432	27,013
		39,149
TOTAL COMMON STOCKS (Cost $31,806,367)		38,314,101

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 12.3%

REPURCHASE AGREEMENT(c) - 12.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $4,935,981 (Cost $4,935,912)	4,935,912	4,935,912

Total Investments - 107.7% (Cost $36,742,279)		43,250,013
Liabilities Less Other Assets - (7.7%)		(3,088,312)
Net assets - 100.0%		40,161,701

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,836,585.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,948,202
Aggregate gross unrealized depreciation	(866,403)
Net unrealized appreciation	$6,081,799
Federal income tax cost of investments	$37,168,214

See accompanying notes to schedules of portfolio investments.

Swap Agreements

RAFI® Long/Short had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(411,353)	11/6/2018	Goldman Sachs International	(0.91)%	Russell 1000 Total Return Index	$(12,009)
407,085	11/6/2018	Goldman Sachs International	1.16%	FTSE RAFI US 1000 Total Return Index	7,794
(40,104,139)	11/6/2017	Societe Generale	(0.48)%	Russell 1000 Total Return Index	(3,988,488)
1,642,101	11/6/2017	Societe Generale	0.98%	FTSE RAFI US 1000 Total Return Index	690,089
$(38,466,306)					$(3,302,614)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

K-1 Free Crude Oil Strategy ETF

Consolidated Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 79.8%

REPURCHASE AGREEMENT(a) - 79.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,609,052 (Cost $2,609,031)	2,609,031	2,609,031

Total Investments - 79.8% (Cost $2,609,031)(b)		2,609,031
Other Assets Less Liabilities - 20.2%		661,385
Net assets - 100.0%		3,270,416

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Futures Contracts Purchased

K-1 Free Crude Oil Strategy ETF had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Crude Oil Futures Contract	1	3/20/2017	$27,005	$266
WTI Crude Oil Futures Contracts	60	3/21/2017	3,240,600	44,173
				$44,439

Cash collateral in the amount of $192,995 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

See accompanying notes to schedules of portfolio investments.

Inflation Expectations ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATION - 84.2%
U.S. Treasury Inflation Index Bond
0.88%, 2/15/2047 (Cost $40,719,571)	40,525,078	40,705,948

SHORT-TERM INVESTMENT - 16.3%

REPURCHASE AGREEMENT(a) - 16.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $7,910,311 (Cost $7,910,203)	7,910,203	7,910,203

Total Investments - 100.5% (Cost $48,629,774)		48,616,151
Liabilities Less Other Assets - (0.5%)		(234,063)
Net assets - 100.0%		48,382,088

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(13,623)
Net unrealized depreciation	$(13,623)
Federal income tax cost of investments	$48,629,774

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Inflation Expectations ETF had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$1,907,360	11/6/2018	Citibank NA	0.52%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	$36,825
5,706,733	11/6/2018	Citibank NA	0.43%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)	(13,619)
5,821,072	11/6/2018	Societe Generale	0.83%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Inflation-Protected Securities (TIPS) bond)	116,290
66,746,034	11/6/2018	Societe Generale	0.28%	Citi 30-Year TIPS (Treasury Rate-Hedged) Index (long exposure to 30-year Treasury Bond inverse index)	(454,304)
$80,181,199					$(314,808)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

CDS Short North American HY Credit ETF

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.6%

REPURCHASE AGREEMENT(a) - 97.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $4,958,730 (Cost $4,958,661)	4,958,661	4,958,661

Total Investments - 97.6% (Cost $4,958,661)(b)		4,958,661
Other Assets Less Liabilities - 2.4%		119,474
Net assets - 100.0%		5,078,135

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Credit Default Swap Agreements - Buy protection (a)

Underlying Instrument	Fixed Deal Pay Rate	Maturity Date	Implied Credit Spread at February 28, 2017(b)	Notional Amount(c)		Value	Premiums Paid(Received)	Unrealized Depreciation
CDX North American High Yield Index; Version 2, Series 26*	5.00%	6/20/2021	2.83%	$138,600	**	$(12,983)	$(6,064)	$(6,919)
CDX North American High Yield Index; Version 2, Series 27*	5.00%	12/20/2021	3.18%	4,524,300	**	(394,546)	(218,526)	(176,020)
						$(407,529)	$(224,590)	$(182,939)

*	As of February 28, 2017, the CDX North America High Yield Index included securities which had defaulted and represented 1% of the Index.
**	Reflects the notional amount after the default of securities.
(a)

When a credit event occurs as defined under the terms of the swap agreement, the Fund as a buyer of credit protection would have the right to deliver a reference obligation and receive the par (or other agreed-upon) value of such obligation from the counterparty in the event of a default or other credit event (such as a credit downgrade).

(b)

Implied credit spread, represented in absolute terms, utilized in determining the market value of the credit default swap agreements as of period end will serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a referenced entity reflects the cost of buying/selling protection and may include payments required to be made to enter into the agreement. Generally, wider credit spreads represent a perceived deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the swap agreement.

(c)

The notional amount represents the maximum potential amount the Fund may receive as a buyer of credit protection if a credit event occurs, as defined under the terms of the swap agreement, for each security included in the CDX North American High Yield Index.

See accompanying notes to schedules of portfolio investments.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 124 operational funds. These accompanying Notes to Financial Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund other than S&P 500 Dividend Aristocrats ETF, S&P MidCap 400 Dividend Aristocrats ETF, Russell 2000 Dividend Growers ETF, MSCI EAFE Dividend Growers ETF, MSCI Europe Dividend Growers ETF, MSCI Emerging Markets Dividend Growers ETF, DJ Brookfield Global Infrastructure ETF, S&P 500® Ex-Energy ETF, S&P 500® Ex-Financials ETF, S&P 500® Ex-Health Care ETF, S&P 500® Ex-Technology ETF, High Yield-Interest Rate Hedged, Investment Grade-Interest Rate Hedged and Short Term USD Emerging Markets Bond ETF, is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of High Yield — Interest Rate Hedged, Investment Grade — Interest Rate Hedged, Short Term USD Emerging Markets Bond ETF, USD Covered Bond, Managed Futures Strategy ETF, Inflation Expectations ETF and CDS Short North American HY Credit ETF is generally determined at 3:00 p.m. (Eastern Time) on each Business Day. The NAV of K-1 Free Crude Oil Strategy ETF is generally determined at 2:30 p.m. (Eastern Time) on each Business Day. The NAV each of MSCI EAFE Dividend Growers ETF, MSCI Europe Dividend Growers ETF, Hedged FTSE Europe ETF, Hedged FTSE Japan ETF and German Sovereign/Sub-Sovereign ETF is typically determined at 11:00 a.m., 11:15 a.m., 11:30 a.m., 11:30 a.m., 11:30 a.m. Eastern Time, respectively (these times may vary due to differences in when daylight savings time is effective between London and New York. The actual valuation times are 4:00 p.m., 4:15 p.m., 4:30 p.m., 4:30 p.m. and 4:30 p.m., respectively, London Time) on days where the NYSE Arca is open for trading.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds held by Morningstar Alternatives Solution ETF are valued at the mean of the closing composite bid/ask spread, and will typically be categorized as Level 2 in the fair value hierarchy. Exchange traded funds held by other Funds are generally valued at the closing price, if available, or the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities and at the bid or evaluated bid price for Sovereign, Sub-Sovereign and Quasi-Sovereign bonds, corporate bonds and Covered Bonds. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. Centrally cleared index-based swaps are generally valued at the mean between the bid and asked prices as furnished by an independent pricing service. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity, bond, commodity and currency futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreements with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShares Advisors (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•      Level 1— Quoted prices in active markets for identical assets.

•                  Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•      Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Level 1 and 3, or Level 2 and 3 as of February 28, 2017, based on levels assigned to securities on May 31, 2016. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of February 28, 2017, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs								Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
S&P 500 Dividend Aristocrats ETF	$2,884,983,604	$—	$—	$—	$—	$—	$—	$—	$1,318,956	$—	$—	$2,886,302,560	$—
S&P MidCap 400 Dividend Aristocrats ETF	413,599,684	—	—	—	—	—	—	—	8,903,633	—	—	422,503,317	—
Russell 2000 Dividend Growers ETF	401,529,875	—	—	—	—	—	—	—	6,996,765	—	—	408,526,640	—
MSCI EAFE Dividend Growers ETF	43,307,953	—	—	—	—	—	—	—	104,143	—	—	43,412,096	—
MSCI Europe Dividend Growers ETF	5,410,519	—	—	—	—	—	—	—	21,809	—	—	5,432,328	—
MSCI Emerging Markets Dividend Growers ETF	8,437,997	—	—	—	—	—	—	—	22,510	—	—	8,460,507	—
Morningstar Alternatives Solution ETF	—	—	—	15,521,330	—	—	—	—	36,119	—	—	15,557,449	—
DJ Brookfield Global Infrastructure ETF	39,671,071	—	—	—	256	—	—	—	156,311	—	—	39,827,638	—
Global Listed Private Equity ETF	13,844,896	—	—	—	—	—	—	—	53,006	—	—	13,897,902	—
Large Cap Core Plus	552,994,570	—	—	—	—	—	—	—	23,164,744	8,725,199	—	576,159,314	8,725,199
S&P 500® Ex-Energy ETF	9,799,235	—	—	—	—	—	—	—	28,650	—	—	9,827,885	—
S&P 500® Ex-Financials ETF	1,190,592	—	—	—	—	—	—	—	3,263	—	—	1,193,855	—
S&P 500® Ex-Health Care ETF	1,229,201	—	—	—	—	—	—	—	3,994	—	—	1,233,195	—
S&P 500® Ex-Technology ETF	1,176,810	—	—	—	—	—	—	—	2,809	—	—	1,179,619	—
Hedged FTSE Europe ETF	3,856,429	—	—	—	—	—	—	—	5,838	—	58,157	3,862,267	58,157
Hedged FTSE Japan ETF	3,590,797	—	—	—	—	—	—	—	2,688	—	(11,821)	3,593,485	(11,821)
High Yield-Interest Rate Hedged	—	—	369,292	—	—	—	112,558,785	—	3,769,664	—	—	116,328,449	369,292

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs									Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest		Rights/ Warrants	U.S. Treasury Obligations	Corporate Bonds	Foreign Government Securities	Repurchase Agreements	Swap Agreements*	Forward Currency Contracts*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Investment Grade-Interest Rate Hedged	—	—	640,412	—		—	—	192,492,089	—	2,515,064	—	—	195,007,153	640,412
Short Term USD Emerging Markets Bond ETF	—	—	—	—		—	—	1,969,630	5,685,992	107,722	—	—	7,763,344	—
USD Covered Bond	—	—	—	—		—	—	6,464,495	—	53,019	—	—	6,517,514	—
German Sovereign/Sub-Sovereign ETF	—	—	—	—		—	—	386,471	3,108,149	30,667	—	—	3,525,287	—
Hedge Replication ETF	4,239,169	—	13,895	1,509	(1)	457	23,779,608	—	—	4,383,973	1,845,142	—	32,404,716	1,859,037
Managed Futures Strategy ETF	—	—	39,357	—		—	—	—	—	3,344,383	—	—	3,344,383	39,357
Merger ETF	2,385,560	—	—	—		5,436	—	—	—	192,953	(409,281)	1,191	2,583,949	(408,090)
RAFI® Long/Short	38,314,101	—	—	—		—	—	—	—	4,935,912	(3,302,614)	—	43,250,013	(3,302,614)
K-1 Free Crude Oil Strategy ETF	—	—	44,439	—		—	—	—	—	2,609,031	—	—	2,609,031	44,439
Inflation Expectations ETF	—	—	—	—		—	40,705,948	—	—	7,910,203	(314,808)	—	48,616,151	(314,808)
CDS Short North American HY Credit ETF	—	—	—	—		—	—	—	—	4,958,661	(407,529)	—	4,958,661	(407,529)

*	These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1)	Common Stocks (Lexicon Pharmaceuticals, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ Stock Exchange trading halt imposed on February 28, 2017.

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets except that such translations with respect to the MSCI Emerging Markets Dividend Growers ETF, DJ Brookfield Global Infrastructure ETF, Global Listed Private Equity ETF and Merger ETF each utilize the last quoted New York rates prior to 4:00 p.m. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2017, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.52%, dated 02/28/17 due 03/01/17 (1)	BNP Paribas Securities Corp., 0.35%, dated 02/28/17 due 03/01/17 (2)	BNP Paribas Securities Corp., 0.40%, dated 02/28/17 due 03/01/17(3)	BNP Paribas Securities Corp., 0.52%, dated 02/28/17 due 03/01/17 (4)	Credit Suisse (USA) LLC, 0.50%, dated 02/28/17 due 03/01/17 (5)	ING Financial Markets LLC, 0.51%, dated 02/28/17 due 03/01/17 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.52%, dated 02/28/17 due 03/01/17 (7)	Total
S&P 500 Dividend Aristocrats ETF	$14,044	$87,777	$140,443	$403,775	$32,144	$315,998	$324,775	$1,318,956
S&P MidCap 400 Dividend Aristocrats ETF	94,807	592,541	948,065	2,725,687	216,986	2,133,146	2,192,401	8,903,633
Russell 2000 Dividend Growers ETF	74,502	465,637	745,021	2,141,934	170,515	1,676,296	1,722,860	6,996,765
MSCI EAFE Dividend Growers ETF	1,109	6,930	11,089	31,882	2,538	24,951	25,644	104,143
MSCI Europe Dividend Growers ETF	232	1,451	2,323	6,676	532	5,225	5,370	21,809
MSCI Emerging Markets Dividend Growers ETF	239	1,498	2,397	6,891	549	5,393	5,543	22,510
Morningstar Alternatives Solution ETF	385	2,404	3,846	11,057	880	8,653	8,894	36,119
DJ Brookfield Global Infrastructure ETF	1,664	10,403	16,644	47,852	3,809	37,450	38,489	156,311
Global Listed Private Equity ETF	564	3,528	5,644	16,227	1,292	12,699	13,052	53,006
Large Cap Core Plus	246,660	1,541,624	2,466,598	7,091,470	564,537	5,549,846	5,704,009	23,164,744
S&P 500® Ex-Energy ETF	304	1,907	3,051	8,771	698	6,864	7,055	28,650
S&P 500® Ex-Financials ETF	35	217	347	999	80	782	803	3,263
S&P 500® Ex-Health Care ETF	42	266	425	1,223	97	957	984	3,994
S&P 500® Ex-Technology ETF	30	187	299	860	68	673	692	2,809
Hedged FTSE Europe ETF	61	389	622	1,787	142	1,399	1,438	5,838
Hedged FTSE Japan ETF	28	179	286	823	66	644	662	2,688
High Yield-Interest Rate Hedged	40,140	250,873	401,396	1,154,015	91,869	903,142	928,229	3,769,664
Investment Grade—Interest Rate Hedged	26,781	167,378	267,806	769,942	61,293	602,563	619,301	2,515,064
Short Term USD Emerging Markets Bond ETF	1,147	7,169	11,470	32,978	2,625	25,808	26,525	107,722
USD Covered Bond	565	3,528	5,645	16,231	1,292	12,702	13,056	53,019
German Sovereign/Sub-Sovereign ETF	327	2,041	3,265	9,388	747	7,347	7,552	30,667
Hedge Replication ETF	46,681	291,755	466,809	1,342,074	106,840	1,050,319	1,079,495	4,383,973
Managed Futures Strategy ETF	35,611	222,570	356,112	1,023,823	81,504	801,253	823,510	3,344,383
Merger ETF	2,055	12,841	20,546	59,069	4,702	46,228	47,512	192,953
RAFI® Long/Short	52,558	328,487	525,579	1,511,041	120,291	1,182,554	1,215,402	4,935,912
K-1 Free Crude Oil Strategy ETF	27,781	173,632	277,812	798,708	63,583	625,076	642,439	2,609,031
Inflation Expectations ETF	84,228	526,428	842,284	2,421,566	192,776	1,895,139	1,947,782	7,910,203
CDS Short North American HY Credit ETF	52,800	330,001	528,002	1,518,005	120,845	1,188,004	1,221,004	4,958,661

	$805,380	$5,033,641	$8,053,826	$23,154,754	$1,843,300	$18,121,111	$18,624,478	$75,636,490

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2017 as follows:

(1)	U.S. Treasury Bonds, 0%, due 10/15/26 to 02/15/27; U.S. Treasury Notes, 0% to 2.25%, due 05/15/18 to 11/15/24, which had an aggregate value at the Trust level of $40,800,043.
(2)	U.S. Treasury Bonds, 0%, due 05/15/18 to 05/15/40; U.S. Treasury Notes, 0.13% to 1.88%, due 03/15/17 to 02/28/22, which had an aggregate value at the Trust level of $255,000,000.
(3)	U.S. Treasury Bonds, 0% to 3.75%, due 02/15/27 to 02/15/45; U.S. Treasury Notes, 0.88% to 3.63%, due 08/31/18 to 06/30/23, which had an aggregate value at the Trust level of $408,000,049.
(4)

Federal Home Loan Bank, 5.50%, due 07/15/36; Federal National Mortgage Association, 1.88% to 7.25%, due 09/18/18 to 05/15/30; U.S. Treasury Bill, 0%, due 03/23/17; U.S. Treasury Bonds, 0% to 3.75%, due 02/15/18 to 11/15/45; U.S. Treasury Notes, 0.13% to 3.13%, due 03/15/17 to 01/31/24, which had an aggregate value at the Trust level of $1,173,000,039.

(5)	U.S. Treasury Bonds, 0.63% to 3.88%, due 01/15/25 to 02/15/46, which had an aggregate value at the Trust level of $93,384,201.
(6)

Federal Home Loan Bank, 1.13% to 1.15%, due 06/22/18 to 06/21/19; Federal Home Loan Mortgage Corp., 0.90% to 2.38%, due 04/25/17 to 01/13/22; Federal National Mortgage Association, 0.88% to 5.36%, due 10/26/17 to 09/24/26; U.S. Treasury Bonds, 0.75% to 3.00%, due 02/15/44 to 02/15/47; U.S. Treasury Notes, 0.13% to 3.75%, due 08/31/17 to 02/15/27, which had an aggregate value at the Trust level of $918,010,298.

(7)	U.S. Treasury Bond, 3.75%, due 11/15/43; U.S. Treasury Notes, 0.13% to 1.13%, due 04/15/18 to 09/30/21, which had an aggregate value at the Trust level of $946,371,799.

Equity Securities

Certain Funds may invest in equity securities, including in shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in debt instruments, including U.S. government securities; foreign sovereign, sub-sovereign, quasi-sovereign and supranational; Covered Bonds, and foreign and U.S. investment grade corporate debt securities.  Additionally, certain Funds may invest in lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

Covered Bonds

USD Covered Bond principally invests in Covered Bonds — debt instruments that are issued by a financial institution and backed by both the issuing institution and a segregated pool of financial assets (a “cover pool”), typically mortgages (e.g., residential, commercial and/or ship mortgages) or, in certain cases, public-sector loans, which are loans made to national, regional and local authorities to fund public-sector lending (e.g., loans that support public investment and infrastructure projects). In addition, the pool of financial assets may include cash or cash equivalents. A Covered Bond may lose value if the credit rating of the issuing institution is downgraded or the quality of the assets in the cover pool deteriorates.

Sovereign/Sub-Sovereign/Quasi-Sovereign Debt Securities

German Sovereign/Sub-Sovereign ETF principally invests in fixed-rate debt securities of the Federal Republic of Germany as well as local governments and entities or agencies guaranteed by various German governments’ issuers. Short Term USD Emerging Markets Bond ETF principally invests in USD-denominated Emerging Market bonds that have less than or equal to  five years remaining to maturity that are issued by Emerging Market sovereign governments, non-sovereign government agencies and entities, and corporations with significant government ownership. These types of debt securities are typically general obligations of the issuer and are typically guaranteed by such issuer. Despite this guarantee, such debt securities are subject to default, restructuring or changes to the terms of the debt to the detriment of security holders. Also, due to demand from other investors, certain types of these debt securities may be less accessible to the capital markets and may be difficult for the Fund to source.

U.S. Treasury Inflation-Protected Securities

U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds whose objective is tied to an index or benchmark, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, of its index, as appropriate, based upon each Fund’s investment objective. CDS Short North American HY Credit ETF, which is actively managed, seeks to provide inverse exposure to the credit of North American high yield debt issuers, primarily through investing in a portfolio of credit derivatives. Managed Futures Strategy ETF also actively managed, seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts.  K-1 Free Crude Oil Strategy ETF seeks to provide total return through actively managed exposure to the West Texas Intermediate crude oil futures markets, primarily by gaining exposure to derivative instruments by investing in Cayman subsidiaries that invest in commodity futures contracts.

In connection with its management of certain series of the Trust included in this report (Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
Managed Futures Strategy ETF	33%
Inflation Expectations ETF	15% Long/(125)% Short

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding forward currency contracts and/or non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund other than USD Covered Bond and German Sovereign/Sub-Sovereign ETF may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower) price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying currency, commodity, security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index and commodity futures and in the range of approximately 1% to 3% of the contract amount for treasury and currency futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund other than USD Covered Bond and German Sovereign/Sub-Sovereign ETF may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund other than USD Covered Bond may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund (but generally not credit default swaps) calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

CDS Short North American HY Credit ETF Fund primarily invests in centrally cleared (as opposed to the non-exchange traded swaps described above), index-based credit default swaps (“CDS”) that provide credit exposure through a single trade to a basket of reference entities. In the case of a CDS, the agreement will reference one or more debt securities or reference entities.  The protection “buyer” in a credit default contract is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract until a credit event, such as a default, on a reference entity has occurred.  If a credit event occurs, the seller generally must pay the buyer: a) the full notional value of the swap; or b) the difference between the notional value of the defaulted reference entity and the recovery price/rate for the defaulted reference entity.  CDS are designed to reflect changes in credit quality, including events of default. The CDS Short North American HY Credit ETF will normally be a “buyer” of credit protection on North American high yield debt issuers through index-based CDS.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.  In connection with CDS in which a Fund is a “buyer”, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the Fund’s maximum potential exposure under the swap (e.g., any accrued but unpaid net amounts owed by the Fund to any clearing house counterparty). In connection with CDS in which a Fund is a “seller”, however, the Fund will segregate or earmark cash or assets determined to be liquid by the Advisor, with a value at least equal to the full notional amount of the swap (minus any variation margin or amounts owed to the Fund under an offsetting cleared transaction). This segregation or earmarking is intended to ensure that a Fund has assets available to satisfy its potential obligations with respect to the transaction.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

The counterparty risk for centrally cleared swaps is generally lower than for non-exchange traded, over-the-counter swaps because generally a clearing organization becomes substituted for each counterparty to a centrally cleared swap agreement and, in effect, guarantees the parties’ performance under the contract as each party to a trade looks only to the clearing organization for performance of financial obligations. However, there can be no assurance that the clearing organization, or its members, will satisfy its obligations to a Fund. Upon entering into a centrally cleared swap, a Fund may be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 3% to 6% of the notional amount for CDS on high yield debt issuers (this amount is subject to change by the clearing organization that clears the trade). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the centrally cleared swap and is returned to a Fund upon termination of the swap, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin” to and from the broker will be made daily as the price of the swap fluctuates, making the long and short position in the swap contract more or less valuable, a process known as “marking-to-market.” The variation margin payment also includes the daily portion of the periodic payment stream.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on February 28, 2017 contractually terminate within 21 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity, commodity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance of its index (except for the CDS Short North American HY Credit ETF, which seeks to provide inverse exposure to the credit of North American high yield debt issuers, Managed Futures Strategy ETF, which seeks to provide positive returns that are not directly correlated to broad equity or fixed income markets and K-1 Free Crude Oil Strategy ETF which seeks to provide total return through actively managed exposure to the West Intermediate crude oil futures markets), the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk and for the foreign currency contracts held by Hedged FTSE Europe ETF, Hedged FTSE Japan ETF, Merger ETF and for the currency futures contracts held by Hedge Replication ETF and Managed Futures Strategy ETF, the primary risk is foreign currency risk. The primary risk for the CDS Short North American HY Credit ETF is high yield credit risk and the primary risk for Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF is commodity market risk.

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Basis of Consolidation

The accompanying Consolidated Schedules of Portfolio Investments of ProShares Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF include the accounts of Cayman Portfolio I, a wholly-owned subsidiary of Managed Futures Strategy ETF and Cayman Crude Oil Strategy Portfolio, a wholly-owned subsidiary of K-1 Free Crude Oil Strategy ETF organized under the laws of the Cayman Islands (together, the “Subsidiaries” and each, a “Subsidiary”), which primarily invest in commodity-related instruments. The Subsidiaries enable the Funds to hold these commodity-related instruments and satisfy regulated investment company tax requirements.  Each Fund may invest up to 25% of its total assets in its Subsidiary.  Intercompany accounts and transactions, if any, have been eliminated. The Subsidiaries are subject to the same investment policies and restrictions that apply to Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF, except that the Subsidiaries may invest without limitation in commodity-related instruments.

5. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Long/Short Risk

Certain Funds seek long exposure to certain securities and short exposure to certain other securities. There is no guarantee that the returns on the Fund’s long or short positions will produce high, or even positive, returns. In addition, Funds subject to this risk may gain enhanced long exposure to certain securities (i.e., obtain investment exposure that exceeds the amount directly invested in those assets, a form of leverage) and, under such circumstances, will lose more money in market environments that are adverse to its long positions than funds that do not employ such leverage.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund (or an Underlying ETF in the case of Morningstar Alternatives Solution ETF) whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At February 28, 2017, none of the Funds had any unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency and Currency Hedging Risk

Certain of the Funds’ investments may be denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

Hedged FTSE Europe ETF and Hedged FTSE Japan ETF seek to mitigate these foreign currency risks by using short positions in currency forward contracts; such short positions should increase in value when a foreign currency rate decreases versus the U.S. dollar and should decrease in value in when a foreign currency rate increases versus the U.S. dollar, thereby mitigating potential gains and losses in the equity positions of the Fund arising from fluctuations in currency rates. There is no guarantee that the currency forwards will completely eliminate the currency rate risk of the equity positions. Currency hedging may also limit potential gains from the exposure to the equity securities if foreign currencies appreciate or remain unchanged.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds invest in, or seek exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

•        Breakeven Inflation Investing Risk

Inflation Expectations ETF seeks investment results, before fees and expenses, that track the performance of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index.  The Citi 30-Year TIPS (Treasury Rate-Hedged) Index tracks the performance of long positions in the most recently issued 30-year Treasury Inflation-Protected Securities (“TIPS”) bond and duration-adjusted short positions in U.S. Treasury bonds of, in aggregate, approximate equivalent duration dollars to the TIPS. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index seeks to achieve an overall duration dollar amount of zero. The difference in yield (or spread) between these bonds (Treasury yield minus TIPS yield) is commonly referred to as a “breakeven rate of inflation” (“BEI”) and is considered to be a measure of the market’s expectations for inflation over the relevant period. The level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index (and the Fund) will fluctuate based on changes in the value of the underlying bonds, which will likely not be the same on a percentage basis as changes in the BEI. The Citi 30-Year TIPS (Treasury Rate-Hedged) Index is not designed to measure or predict the realized rate of inflation, nor does it seek to replicate the returns of any price index or measure of actual consumer price levels. Changes in the BEI are based on the TIPS and U.S. Treasury markets, interest rate and inflation expectations, and fiscal and monetary policy. There is no guarantee that these factors will combine to produce any particular directional changes in the Citi 30-Year TIPS (Treasury Rate-Hedged) Index over time, or that the Fund will retain any appreciation in value over extended periods of time, or that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will track or outpace the realized rate of inflation, or any price index or measure of actual consumer price levels. It is possible that the returns of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the Fund will not correlate to (or may be the opposite of) the change in the realized rate of inflation, or any price index, or measure of actual consumer price levels. Furthermore, while the BEI provides exposure to inflation expectations, it may also be influenced by other factors, including premiums related to liquidity for certain bonds as well as premiums surrounding the uncertainty of future inflation. These other factors may impact the level of the Citi 30-Year TIPS (Treasury Rate-Hedged) Index or the value of the Fund in unexpected ways and may cancel out or even reverse the impact of changes in inflation expectations.  As a result, an investment in the Fund may not serve as an effective hedge against inflation.

•        Affiliated Fund Risk

Morningstar Alternatives Solution ETF invests exclusively in Underlying ETFs that are affiliated with the Advisor. The use of affiliated Underlying ETFs may subject the Advisor to potential conflicts of interest; for example, the fees paid to the Advisor or its affiliates by certain Underlying ETFs may be higher than on other Underlying ETFs. In addition, if an Underlying ETF holds interests in another affiliated ETF, the Fund may be prohibited from purchasing shares of that Underlying ETF.

•        Subsidiary Investment Risk

Changes in the laws of the United States and/or the Cayman Islands, under which the Managed Futures Strategy ETF and K-1 Free Crude Oil Strategy ETF and their Subsidiaries are organized, respectively, could result in the inability of the Funds to operate as intended and could negatively affect the Funds and their shareholders. The Subsidiaries are not registered under the 1940 Act and are not subject to all the investor protections of the 1940 Act. Thus, the Funds, as an investor in the Subsidiaries, will not have all the protections offered to investors in registered investment companies.

•        Investment in Underlying ETFs Risk

Morningstar Alternatives Solution ETF expects to invest substantially all of its assets in Underlying ETFs and an investment in the Fund is subject to the risks associated with such Underlying ETFs. An investment in the Fund will entail more direct and indirect costs and expenses than a direct investment in the Underlying ETFs. For example, the Fund indirectly pays not only a portion of the expenses (including operating expenses and management fees) incurred by the Underlying ETFs, but its own expenses as well. One Underlying ETF may buy the same securities that another Underlying ETF sells. Also, taxable distributions made by the Underlying ETFs could cause the Fund to make a taxable distribution to its shareholders.

6. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

7. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Short S&P500®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 112.5%

REPURCHASE AGREEMENT(b) - 19.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $335,055,233 (Cost $335,050,644)	335,050,644	335,050,644

U.S. TREASURY OBLIGATIONS - 93.2%
U.S. Treasury Bills
0.46%, 3/2/2017(c)	150,000,000	149,996,255
0.49%, 3/9/2017(c)	260,000,000	259,968,634
0.50%, 3/16/2017(c)	162,000,000	161,965,928
0.45%, 3/23/2017(c)	105,000,000	104,969,825
0.47%, 3/30/2017(c)	185,000,000	184,929,017
0.47%, 4/6/2017(c)	170,000,000	169,918,993
0.49%, 4/13/2017(c)	150,000,000	149,911,818
0.50%, 4/20/2017(c)	135,000,000	134,909,640
0.46%, 5/4/2017(c)	150,000,000	149,865,150
0.51%, 5/11/2017(c)	150,000,000	149,847,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,616,303,144)		1,616,282,410
TOTAL SHORT-TERM INVESTMENTS (Cost $1,951,353,788)		1,951,333,054

Total Investments - 112.5% (Cost $1,951,353,788)		1,951,333,054
Liabilities Less Other Assets - (12.5%)		(217,258,449)
Net assets - 100.0%		1,734,074,605

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $387,247,443.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,884
Aggregate gross unrealized depreciation	(23,618)
Net unrealized depreciation	$(20,734)
Federal income tax cost of investments	$1,951,353,788

Futures Contracts Sold

Short S&P500® had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	444	3/17/2017	$52,447,500	$(1,155,695)

Cash collateral in the amount of $2,442,000 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Short S&P500® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(219,967,793)	11/6/2018	Bank of America NA	(0.68)%	S&P 500®	$(32,792,791)
(193,215,517)	11/6/2018	Citibank NA	(0.93)%	S&P 500®	(2,232,082)
(329,960,687)	11/6/2017	Credit Suisse International	(0.73)%	S&P 500®	(68,882,464)
(572,694,155)	11/6/2017	Goldman Sachs International	(1.06)%	S&P 500®	(68,095,095)
(39,186,923)	11/6/2018	Morgan Stanley & Co. International plc	(0.63)%	S&P 500®	(1,938,442)
(206,414,824)	11/6/2017	Societe Generale	(0.93)%	S&P 500®	(35,144,553)
(119,943,058)	11/6/2018	UBS AG	(0.78)%	S&P 500®	(11,070,707)
$(1,681,382,957)					$(220,156,134)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short QQQ®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 109.1%

REPURCHASE AGREEMENT(b) - 33.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $101,300,434 (Cost $101,299,046)	101,299,046	101,299,046

U.S. TREASURY OBLIGATIONS - 75.3%
U.S. Treasury Bills
0.47%, 3/9/2017(c)	33,000,000	32,996,176
0.48%, 3/16/2017(c)	48,000,000	47,989,997
0.52%, 3/30/2017(c)	40,000,000	39,985,282
0.52%, 4/20/2017(c)	55,000,000	54,962,848
0.45%, 5/4/2017(c)	50,000,000	49,955,050
TOTAL U.S. TREASURY OBLIGATIONS (Cost $225,890,708)		225,889,353
TOTAL SHORT-TERM INVESTMENTS (Cost $327,189,754)		327,188,399

Total Investments - 109.1% (Cost $327,189,754)		327,188,399
Liabilities Less Other Assets - (9.1%)		(27,168,382)
Net assets - 100.0%		300,020,017

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $38,013,762.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,353
Aggregate gross unrealized depreciation	(5,708)
Net unrealized depreciation	$(1,355)
Federal income tax cost of investments	$327,189,754

Futures Contracts Sold

Short QQQ® had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini NASDAQ-100 Futures Contracts	109	3/17/2017	$11,623,760	$(34,334)

Cash collateral in the amount of $467,610 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Short QQQ® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(29,035,001)	11/6/2018	Bank of America NA	(0.78)%	NASDAQ-100 Index®	$(3,449,200)
(46,622,125)	11/6/2018	Citibank NA	(0.91)%	NASDAQ-100 Index®	(514,190)
(26,827,645)	11/6/2017	Credit Suisse International	(0.83)%	NASDAQ-100 Index®	(4,927,868)
(17,918,623)	1/8/2018	Goldman Sachs International	(1.01)%	NASDAQ-100 Index®	(3,536,114)
(67,518,793)	11/6/2018	Morgan Stanley & Co. International plc	(0.83)%	NASDAQ-100 Index®	(6,843,867)
(2,065,842)	11/6/2017	Morgan Stanley & Co. International plc	(0.58)%	PowerShares QQQ TrustSM, Series 1	(260,745)
(85,675,344)	11/6/2017	Societe Generale	(0.98)%	NASDAQ-100 Index®	(10,081,682)
(12,704,528)	11/6/2018	UBS AG	(0.88)%	NASDAQ-100 Index®	(1,290,855)
$(288,367,901)					$(30,904,521)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Dow30SM

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 117.7%

REPURCHASE AGREEMENT(b) - 27.7%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $69,849,392 (Cost $69,848,435)	69,848,435	69,848,435

U.S. TREASURY OBLIGATIONS - 90.0%
U.S. Treasury Bills
0.50%, 3/2/2017(c)	5,000,000	4,999,875
0.47%, 3/9/2017(c)	21,000,000	20,997,567
0.47%, 3/16/2017(c)	21,000,000	20,995,714
0.48%, 3/30/2017(c)	25,000,000	24,990,149
0.50%, 4/13/2017(c)	15,000,000	14,991,182
0.50%, 4/20/2017(c)	65,000,000	64,956,092
0.45%, 5/4/2017(c)	50,000,000	49,955,050
0.50%, 5/25/2017(c)	25,000,000	24,968,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $226,860,478)		226,853,779
TOTAL SHORT-TERM INVESTMENTS (Cost $296,708,913)		296,702,214

Total Investments - 117.7% (Cost $296,708,913)		296,702,214
Liabilities Less Other Assets - (17.7%)		(44,720,310)
Net assets - 100.0%		251,981,904

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $67,692,855.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,139
Aggregate gross unrealized depreciation	(7,838)
Net unrealized depreciation	$(6,699)
Federal income tax cost of investments	$296,708,913

Futures Contracts Sold

Short Dow30SM had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	32	3/17/2017	$3,328,640	$(116,386)

Cash collateral in the amount of $140,800 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Short Dow30SM had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(8,172,817)	11/6/2018	Bank of America NA	(0.73)%	Dow Jones Industrial AverageSM	$(2,510,371)
(6,858,017)	11/6/2018	Citibank NA	(0.91)%	Dow Jones Industrial AverageSM	(109,481)
(61,544,560)	11/6/2018	Credit Suisse International	(0.88)%	Dow Jones Industrial AverageSM	(14,259,396)
(125,038,702)	1/8/2018	Goldman Sachs International	(0.91)%	Dow Jones Industrial AverageSM	(21,045,344)
(41,241,009)	11/6/2017	Societe Generale	(0.98)%	Dow Jones Industrial AverageSM	(8,389,402)
(5,782,075)	11/6/2018	UBS AG	(0.58)%	Dow Jones Industrial AverageSM	(954,108)
$(248,637,180)					$(47,268,102)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MidCap400

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)
SHORT-TERM INVESTMENT - 98.0%

REPURCHASE AGREEMENT(a) - 98.0%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $16,885,908 (Cost $16,885,676)	16,885,676	16,885,676

Total Investments - 98.0% (Cost $16,885,676)(b)		16,885,676
Other Assets Less Liabilities - 2.0%		337,946
Net assets - 100.0%		17,223,622

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Futures Contracts Sold

Short MidCap400 had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	11	3/17/2017	$1,900,580	$(41,111)

Cash collateral in the amount of $87,120 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Short MidCap400 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(945,616)	11/6/2018	Bank of America NA	(0.58)%	S&P MidCap 400®	$(271,052)
(856,725)	11/6/2017	Citibank NA	(0.71)%	S&P MidCap 400®	(301,165)
(6,489,340)	11/6/2017	Credit Suisse International	(0.78)%	S&P MidCap 400®	(2,196,588)
(1,174,870)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	S&P MidCap 400®	(698,520)
(5,843,680)	11/6/2017	Societe Generale	(0.68)%	S&P MidCap 400®	(1,855,186)
$(15,310,231)					$(5,322,511)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Russell2000

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 120.2%

REPURCHASE AGREEMENT(b) - 27.7%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $90,241,701 (Cost $90,240,465)	90,240,465	90,240,465

U.S. TREASURY OBLIGATIONS - 92.5%
U.S. Treasury Bills
0.49%, 3/9/2017(c)	16,000,000	15,998,045
0.51%, 3/16/2017(c)	15,000,000	14,996,733
0.52%, 3/30/2017(c)	75,000,000	74,972,404
0.47%, 4/6/2017(c)	20,000,000	19,990,658
0.50%, 4/13/2017(c)	70,000,000	69,958,848
0.52%, 4/20/2017(c)	55,000,000	54,962,848
0.46%, 5/4/2017(c)	50,000,000	49,955,050
TOTAL U.S. TREASURY OBLIGATIONS (Cost $300,832,277)		300,834,586
TOTAL SHORT-TERM INVESTMENTS (Cost $391,072,742)		391,075,051

Total Investments - 120.2% (Cost $391,072,742)		391,075,051
Liabilities Less Other Assets - (20.2%)		(65,802,792)
Net assets - 100.0%		325,272,259

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $90,256,149.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,677
Aggregate gross unrealized depreciation	(4,368)
Net unrealized appreciation	$2,309
Federal income tax cost of investments	$391,072,742

Futures Contracts Sold

Short Russell2000 had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	222	3/17/2017	$15,376,830	$94,426

Cash collateral in the amount of $732,600 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Short Russell2000 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(23,072,873)	11/6/2018	Bank of America NA	(0.03)%	Russell 2000® Index	$(5,821,695)
(37,549,388)	11/6/2017	Citibank NA	(0.01)%	Russell 2000® Index	(13,344,056)
(9,325,311)	11/6/2017	Credit Suisse International	0.02%	Russell 2000® Index	(1,023,311)
(114,371,266)	1/8/2018	Goldman Sachs International	(0.36)%	Russell 2000® Index	(21,279,968)
(39,867,448)	11/6/2018	Morgan Stanley & Co. International plc	(0.08)%	Russell 2000® Index	(9,854,041)
(1,064,471)	11/6/2017	Morgan Stanley & Co. International plc	0.12%	iShares® Russell 2000 ETF	(166,679)
(68,326,422)	11/6/2017	Societe Generale	(0.18)%	Russell 2000® Index	(18,230,958)
(16,304,780)	11/6/2018	UBS AG	0.07%	Russell 2000® Index	(5,878,927)
$(309,881,959)					$(75,599,635)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short SmallCap600

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 95.1%

REPURCHASE AGREEMENT(a) - 95.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $16,346,159 (Cost $16,345,935)	16,345,935	16,345,935

Total Investments - 95.1% (Cost $16,345,935)(b)		16,345,935
Other Assets Less Liabilities - 4.9%		839,413
Net assets - 100.0%		17,185,348

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

Short SmallCap600 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(5,328,096)	11/6/2017	Bank of America NA	(0.48)%	S&P SmallCap 600®	$(519,466)
(5,732,905)	11/6/2017	Citibank NA	(0.51)%	S&P SmallCap 600®	(913,610)
(1,415,992)	11/6/2017	Credit Suisse International	(0.33)%	S&P SmallCap 600®	(363,890)
(2,303,899)	11/6/2017	Morgan Stanley & Co. International plc	(0.23)%	S&P SmallCap 600®	(532,906)
(2,393,056)	11/6/2017	Societe Generale	(0.18)%	S&P SmallCap 600®	(464,806)
$(17,173,948)					$(2,794,678)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort S&P500®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 122.0%

REPURCHASE AGREEMENT(b) - 25.7%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $409,117,078 (Cost $409,111,475)	409,111,475	409,111,475

U.S. TREASURY OBLIGATIONS - 96.3%
U.S. Treasury Bills
0.46%, 3/2/2017(c)	80,000,000	79,997,970
0.49%, 3/9/2017(c)	99,000,000	98,988,110
0.50%, 3/16/2017(c)	160,000,000	159,966,016
0.45%, 3/23/2017(c)	190,000,000	189,945,799
0.48%, 3/30/2017(c)	241,500,000	241,408,556
0.47%, 4/6/2017(c)	150,000,000	149,928,329
0.48%, 4/13/2017(c)	250,000,000	249,853,030
0.49%, 4/20/2017(c)	115,000,000	114,923,151
0.47%, 5/4/2017(c)	100,000,000	99,910,100
0.51%, 5/11/2017(c)	150,000,000	149,847,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,534,782,041)		1,534,768,211
TOTAL SHORT-TERM INVESTMENTS (Cost $1,943,893,516)		1,943,879,686

Total Investments - 122.0% (Cost $1,943,893,516)		1,943,879,686
Liabilities Less Other Assets - (22.0%)		(349,908,313)
Net assets - 100.0%		1,593,971,373

See accompanying notes to schedules of portfolio investments.

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $624,320,575.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$4,446
Aggregate gross unrealized depreciation	(18,276)
Net unrealized depreciation	$(13,830)
Federal income tax cost of investments	$1,943,893,516

Futures Contracts Sold

UltraShort S&P500® had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	447	3/17/2017	$52,801,875	$(292,171)

Cash collateral in the amount of $2,458,500 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraShort S&P500® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(354,051,694)	11/6/2018	Bank of America NA	(0.68)%	S&P 500®	$(54,759,644)
(521,748,865)	11/6/2018	Citibank NA	(0.93)%	S&P 500®	(6,027,396)
(504,495,461)	11/6/2017	Credit Suisse International	(0.73)%	S&P 500®	(101,303,417)
(955,633,504)	11/6/2017	Goldman Sachs International	(1.06)%	S&P 500®	(105,592,001)
(594,925)	11/6/2018	Goldman Sachs International	(0.81)%	SPDR® S&P 500® ETF Trust	(60,575)
(156,407,143)	11/6/2018	Morgan Stanley & Co. International plc	(0.63)%	S&P 500®	(9,682,516)
(499,852,985)	11/6/2017	Societe Generale	(0.93)%	S&P 500®	(65,407,607)
(142,386,147)	11/6/2018	UBS AG	(0.78)%	S&P 500®	(10,496,412)
$(3,135,170,724)					$(353,329,568)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort QQQ®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 126.2%

REPURCHASE AGREEMENT(b) - 25.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $75,163,224 (Cost $75,162,195)	75,162,195	75,162,195

U.S. TREASURY OBLIGATIONS - 101.0%
U.S. Treasury Bills
0.47%, 3/2/2017(c)	75,000,000	74,998,034
0.48%, 3/9/2017(c)	30,000,000	29,996,475
0.47%, 3/16/2017(c)	22,000,000	21,995,510
0.45%, 3/23/2017(c)	20,000,000	19,994,282
0.46%, 3/30/2017(c)	20,000,000	19,992,335
0.47%, 4/6/2017(c)	70,000,000	69,967,302
0.50%, 4/13/2017(c)	15,000,000	14,991,182
0.52%, 4/20/2017(c)	25,000,000	24,983,112
0.50%, 5/25/2017(c)	25,000,000	24,968,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $301,889,575)		301,886,382
TOTAL SHORT-TERM INVESTMENTS (Cost $377,051,770)		377,048,577

Total Investments - 126.2% (Cost $377,051,770)		377,048,577
Liabilities Less Other Assets - (26.2%)		(78,352,888)
Net assets - 100.0%		298,695,689

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $108,920,483.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,159
Aggregate gross unrealized depreciation	(4,352)
Net unrealized depreciation	$(3,193)
Federal income tax cost of investments	$377,051,770

Futures Contracts Sold

UltraShort QQQ® had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	103	3/17/2017	$10,983,920	$461

Cash collateral in the amount of $441,870 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraShort QQQ® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(27,915,638)	11/6/2018	Bank of America NA	(0.78)%	NASDAQ-100 Index®	$(4,769,333)
(49,149,479)	11/6/2018	Citibank NA	(0.91)%	NASDAQ-100 Index®	(542,064)
(14,856,127)	11/6/2017	Credit Suisse International	(0.83)%	NASDAQ-100 Index®	(9,888,057)
(94,264,508)	1/8/2018	Goldman Sachs International	(1.01)%	NASDAQ-100 Index®	(13,641,711)
(444,124)	11/6/2017	Goldman Sachs International	(0.76)%	PowerShares QQQ TrustSM, Series 1	(111,807)
(127,057,818)	11/6/2018	Morgan Stanley & Co. International plc	(0.83)%	NASDAQ-100 Index®	(13,911,159)
(464,551)	11/6/2017	Morgan Stanley & Co. International plc	(0.58)%	PowerShares QQQ TrustSM, Series 1	(58,634)
(221,218,216)	11/6/2017	Societe Generale	(0.98)%	NASDAQ-100 Index®	(32,288,768)
(51,040,784)	11/6/2018	UBS AG	(0.88)%	NASDAQ-100 Index®	(4,868,709)
$(586,411,245)					$(80,080,242)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Dow30SM

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 123.3%

REPURCHASE AGREEMENT(b) - 25.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $58,476,753 (Cost $58,475,952)	58,475,952	58,475,952
U.S. TREASURY OBLIGATIONS - 98.2%
U.S. Treasury Bills
0.48%, 3/9/2017(c)	28,000,000	27,996,713
0.48%, 3/16/2017(c)	32,000,000	31,993,377
0.50%, 3/30/2017(c)	14,000,000	13,994,849
0.50%, 4/13/2017(c)	30,000,000	29,982,364
0.51%, 4/20/2017(c)	75,000,000	74,949,337
0.46%, 5/4/2017(c)	50,000,000	49,955,050
TOTAL U.S. TREASURY OBLIGATIONS (Cost $228,873,344)		228,871,690
TOTAL SHORT-TERM INVESTMENTS (Cost $287,349,296)		287,347,642

Total Investments - 123.3% (Cost $287,349,296)		287,347,642
Liabilities Less Other Assets - (23.3%)		(54,271,703)
Net assets - 100.0%		233,075,939

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $92,105,848.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,979
Aggregate gross unrealized depreciation	(4,633)
Net unrealized depreciation	$(1,654)
Federal income tax cost of investments	$287,349,296

Futures Contracts Sold

UltraShort Dow30SM had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	7	3/17/2017	$728,140	$(12,996)

Cash collateral in the amount of $30,800 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraShort Dow30SM had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(55,752,707)	11/6/2018	Bank of America NA	(0.73)%	Dow Jones Industrial AverageSM	$(6,738,973)
(50,292,441)	11/6/2018	Citibank NA	(0.91)%	Dow Jones Industrial AverageSM	(802,866)
(36,123,749)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones Industrial AverageSM	(15,176,302)
(182,566,830)	1/8/2018	Goldman Sachs International	(0.91)%	Dow Jones Industrial AverageSM	(27,348,186)
(1,522,647)	11/6/2018	Goldman Sachs International	(0.76)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(196,275)
(98,557,844)	11/6/2017	Societe Generale	(0.98)%	Dow Jones Industrial AverageSM	(19,858,380)
(40,594,639)	11/6/2018	UBS AG	(0.58)%	Dow Jones Industrial AverageSM	(4,346,957)
$(465,410,857)					$(74,467,939)

(1) Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort MidCap400

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 100.1%

REPURCHASE AGREEMENT(a) - 100.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $4,823,258 (Cost $4,823,192)	4,823,192	4,823,192

Total Investments - 100.1% (Cost $4,823,192)(b)		4,823,192
Liabilities Less Other Assets - (0.1%)		(4,085)
Net assets - 100.0%		4,819,107

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Futures Contracts Sold

UltraShort MidCap400 had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	5	3/17/2017	$863,900	$(9,186)

Cash collateral in the amount of $39,600 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraShort MidCap400 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,513,437)	11/6/2018	Bank of America NA	(0.58)%	S&P MidCap 400®	$(369,591)
(2,257,167)	11/6/2017	Citibank NA	(0.71)%	S&P MidCap 400®	(1,798,427)
(1,532,238)	11/6/2017	Credit Suisse International	(0.78)%	S&P MidCap 400®	(1,096,162)
(1,564,561)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	S&P MidCap 400®	(265,584)
(1,910,932)	11/6/2017	Societe Generale	(0.68)%	S&P MidCap 400®	(749,526)
$(8,778,335)					$(4,279,290)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Russell2000

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 127.7%

REPURCHASE AGREEMENT(b) - 42.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $78,096,442 (Cost $78,095,373)	78,095,373	78,095,373
U.S. TREASURY OBLIGATIONS - 84.9%
U.S. Treasury Bills
0.50%, 3/2/2017(c)	25,000,000	24,999,373
0.50%, 3/16/2017(c)	5,000,000	4,998,938
0.47%, 4/6/2017(c)	20,000,000	19,990,657
0.49%, 4/13/2017(c)	80,000,000	79,952,970
0.50%, 5/25/2017(c)	25,000,000	24,968,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $154,913,159)		154,910,088
TOTAL SHORT-TERM INVESTMENTS (Cost $233,008,532)		233,005,461

Total Investments - 127.7% (Cost $233,008,532)		233,005,461
Liabilities Less Other Assets - (27.7%)		(50,529,374)
Net assets - 100.0%		182,476,087

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $73,444,953.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58
Aggregate gross unrealized depreciation	(3,129)
Net unrealized depreciation	$(3,071)
Federal income tax cost of investments	$233,008,532

Futures Contracts Sold

UltraShort Russell2000 had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	159	3/17/2017	$11,013,135	$58,271

Cash collateral in the amount of $524,700 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraShort Russell2000 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(28,422,949)	11/6/2018	Bank of America NA	(0.03)%	Russell 2000® Index	$(2,737,075)
(67,497,271)	11/6/2017	Citibank NA	(0.01)%	Russell 2000® Index	(15,825,829)
(11,418,149)	11/6/2017	Credit Suisse International	0.02%	Russell 2000® Index	(1,152,133)
(3,746,456)	11/6/2017	Goldman Sachs International	(0.36)%	Russell 2000® Index	(821,940)
(95,344,088)	11/6/2018	Morgan Stanley & Co. International plc	(0.08)%	Russell 2000® Index	(14,693,734)
(1,229,745)	11/6/2017	Morgan Stanley & Co. International plc	0.12%	iShares® Russell 2000 ETF	(192,558)
(124,232,570)	11/6/2017	Societe Generale	(0.18)%	Russell 2000® Index	(27,530,887)
(22,072,750)	11/6/2018	UBS AG	0.07%	Russell 2000® Index	(5,892,013)
$(353,963,978)					$(68,846,169)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort SmallCap600

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.9%

REPURCHASE AGREEMENT(a) - 97.9%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,453,018 (Cost $2,452,984)	2,452,984	2,452,984

Total Investments - 97.9% (Cost $2,452,984)(b)		2,452,984
Other Assets Less Liabilities - 2.1%		51,640
Net assets - 100.0%		2,504,624

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort SmallCap600 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,465,139)	11/6/2017	Bank of America NA	(0.48)%	S&P SmallCap 600®	$(542,482)
(1,219,489)	11/6/2017	Credit Suisse International	(0.33)%	S&P SmallCap 600®	(334,946)
(1,067,789)	11/6/2017	Morgan Stanley & Co. International plc	(0.23)%	S&P SmallCap 600®	(221,459)
(1,258,305)	11/6/2017	Societe Generale	(0.18)%	S&P SmallCap 600®	(277,394)
$(5,010,722)					$(1,376,281)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short S&P500®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 131.7%

REPURCHASE AGREEMENT(b) - 21.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $146,513,903 (Cost $146,511,896)	146,511,896	146,511,896
U.S. TREASURY OBLIGATIONS - 110.6%
U.S. Treasury Bills
0.47%, 3/2/2017(c)	95,000,000	94,997,552
0.49%, 3/9/2017(c)	89,000,000	88,989,239
0.49%, 3/16/2017(c)	71,000,000	70,984,882
0.45%, 3/23/2017(c)	25,000,000	24,992,971
0.47%, 3/30/2017(c)	71,000,000	70,973,226
0.47%, 4/6/2017(c)	120,000,000	119,942,513
0.50%, 4/13/2017(c)	70,000,000	69,958,848
0.50%, 4/20/2017(c)	100,000,000	99,932,450
0.45%, 5/4/2017(c)	50,000,000	49,955,050
0.47%, 5/11/2017(c)	50,000,000	49,949,050
0.50%, 5/25/2017(c)	25,000,000	24,968,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $765,656,660)		765,643,931
TOTAL SHORT-TERM INVESTMENTS (Cost $912,168,556)		912,155,827

Total Investments - 131.7% (Cost $912,168,556)		912,155,827
Liabilities Less Other Assets - (31.7%)		(219,323,147)
Net assets - 100.0%		692,832,680

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $413,343,960.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,240
Aggregate gross unrealized depreciation	(15,969)
Net unrealized depreciation	$(12,729)
Federal income tax cost of investments	$912,168,556

Futures Contracts Sold

UltraPro Short S&P500® had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P 500 Futures Contracts	185	3/17/2017	$21,853,125	$(189,068)

Cash collateral in the amount of $1,017,500 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Short S&P500® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(64,323,175)	11/6/2018	Bank of America NA	(0.68)%	S&P 500®	$(17,766,211)
(218,425,859)	11/6/2018	Citibank NA	(0.93)%	S&P 500®	(2,310,018)
(156,301,641)	11/6/2017	Credit Suisse International	(0.73)%	S&P 500®	(45,146,472)
(818,406,168)	11/6/2017	Goldman Sachs International	(1.06)%	S&P 500®	(84,469,836)
(808,033)	11/6/2018	Goldman Sachs International	(0.81)%	SPDR® S&P 500® ETF Trust	(82,273)
(88,244,435)	11/6/2018	Morgan Stanley & Co. International plc	(0.63)%	S&P 500®	(3,044,896)
(523,146,504)	11/6/2017	Societe Generale	(0.93)%	S&P 500®	(62,914,043)
(186,985,879)	11/6/2018	UBS AG	(0.78)%	S&P 500®	(13,866,372)
$(2,056,641,694)					$(229,600,121)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short QQQ®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 135.4%

REPURCHASE AGREEMENT(b) - 30.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $168,804,326 (Cost $168,802,015)	168,802,015	168,802,015
U.S. TREASURY OBLIGATIONS - 104.8%
U.S. Treasury Bills
0.48%, 3/2/2017(c)	140,000,000	139,996,297
0.50%, 3/16/2017(c)	35,000,000	34,992,459
0.45%, 3/23/2017(c)	50,000,000	49,985,942
0.50%, 3/30/2017(c)	203,000,000	202,925,308
0.48%, 4/6/2017(c)	50,000,000	49,975,203
0.47%, 5/11/2017(c)	100,000,000	99,898,100
TOTAL U.S. TREASURY OBLIGATIONS (Cost $577,779,535)		577,773,309
TOTAL SHORT-TERM INVESTMENTS (Cost $746,581,550)		746,575,324

Total Investments - 135.4% (Cost $746,581,550)		746,575,324
Liabilities Less Other Assets - (35.4%)		(195,113,788)
Net assets - 100.0%		551,461,536

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $351,503,258.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$6,899
Aggregate gross unrealized depreciation	(13,125)
Net unrealized depreciation	$(6,226)
Federal income tax cost of investments	$746,581,550

Futures Contracts Sold

UltraPro Short QQQ® had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	94	3/17/2017	$10,024,160	$626

Cash collateral in the amount of $403,260 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro Short QQQ® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(37,268,987)	11/6/2018	Bank of America NA	(0.78)%	NASDAQ-100 Index®	$(6,189,987)
(42,159,771)	11/6/2018	Citibank NA	(0.91)%	NASDAQ-100 Index®	(301,322)
(104,842,075)	11/6/2017	Credit Suisse International	(0.83)%	NASDAQ-100 Index®	(31,613,033)
(703,541,107)	1/8/2018	Goldman Sachs International	(1.01)%	NASDAQ-100 Index®	(72,296,129)
(84,535)	11/6/2018	Goldman Sachs International	(0.76)%	PowerShares QQQ TrustSM, Series 1	(8,948)
(56,766,093)	11/6/2017	Morgan Stanley & Co. International plc	(0.83)%	NASDAQ-100 Index®	(7,982,267)
(1,389,449)	11/6/2017	Morgan Stanley & Co. International plc	(0.58)%	PowerShares QQQ TrustSM, Series 1	(175,373)
(509,294,259)	11/6/2017	Societe Generale	(0.98)%	NASDAQ-100 Index®	(71,160,432)
(189,002,742)	11/6/2018	UBS AG	(0.88)%	NASDAQ-100 Index®	(12,669,581)
$(1,644,349,018)					$(202,397,072)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Dow30SM

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 139.7%

REPURCHASE AGREEMENT(b) - 41.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $86,160,138 (Cost $86,158,959)	86,158,959	86,158,959
U.S. TREASURY OBLIGATIONS - 98.1%
U.S. Treasury Bills
0.47%, 3/2/2017(c)	55,000,000	54,998,620
0.50%, 3/9/2017(c)	52,000,000	51,993,750
0.47%, 3/16/2017(c)	16,000,000	15,996,735
0.47%, 4/6/2017(c)	20,000,000	19,990,658
0.52%, 4/20/2017(c)	10,000,000	9,993,245
0.46%, 5/4/2017(c)	50,000,000	49,955,050
TOTAL U.S. TREASURY OBLIGATIONS (Cost $202,932,945)		202,928,058
TOTAL SHORT-TERM INVESTMENTS (Cost $289,091,904)		289,087,017

Total Investments - 139.7% (Cost $289,091,904)		289,087,017
Liabilities Less Other Assets - (39.7%)		(82,121,979)
Net assets - 100.0%		206,965,038

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $89,896,247.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$483
Aggregate gross unrealized depreciation	(5,370)
Net unrealized depreciation	$(4,887)
Federal income tax cost of investments	$289,091,904

Futures Contracts Sold

UltraPro Short Dow30SM had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini Dow Jones Industrial Average Futures Contracts	26	3/17/2017	$2,704,520	$(4,937)

Cash collateral in the amount of $114,400 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro Short Dow30SM had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(24,664,011)	11/6/2018	Bank of America NA	(0.73)%	Dow Jones Industrial AverageSM	$(4,194,580)
(64,640,618)	11/6/2018	Citibank NA	(0.91)%	Dow Jones Industrial AverageSM	(1,031,920)
(4,888,920)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones Industrial AverageSM	(1,043,992)
(7,370,416)	11/6/2017	Goldman Sachs International	(0.91)%	Dow Jones Industrial AverageSM	(487,697)
(5,311,152)	11/6/2017	Goldman Sachs International	(0.76)%	SPDR® Dow Jones Industrial AverageSM ETF Trust	(900,488)
(221,949,317)	11/6/2018	Morgan Stanley & Co. International plc	(0.58)%	Dow Jones Industrial AverageSM	(36,553,449)
(263,322,564)	11/6/2017	Societe Generale	(0.98)%	Dow Jones Industrial AverageSM	(33,852,224)
(26,047,185)	11/6/2018	UBS AG	(0.58)%	Dow Jones Industrial AverageSM	(4,557,947)
$(618,194,183)					$(82,622,297)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short MidCap400

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 89.4%

REPURCHASE AGREEMENT(a) - 89.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,861,005 (Cost $2,860,966)	2,860,966	2,860,966

Total Investments - 89.4% (Cost $2,860,966)(b)		2,860,966
Other Assets Less Liabilities - 10.6%		338,606
Net assets - 100.0%		3,199,572

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short MidCap400 had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
E-Mini S&P MidCap 400 Futures Contracts	4	3/17/2017	$691,120	$(1,099)

Cash collateral in the amount of $31,680 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro Short MidCap400 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,850,507)	11/6/2017	Bank of America NA	(0.58)%	S&P MidCap 400®	$(355,172)
(1,832,859)	11/6/2017	Citibank NA	(0.71)%	S&P MidCap 400®	(780,258)
(192,080)	11/6/2017	Credit Suisse International	(0.78)%	S&P MidCap 400®	(25,652)
(159,189)	11/6/2017	Goldman Sachs International	(0.46)%	SPDR® S&P MidCap 400® ETF Trust	(29,227)
(4,493,785)	11/6/2018	Morgan Stanley & Co. International plc	(0.48)%	S&P MidCap 400®	(956,561)
(379,181)	11/6/2017	Societe Generale	(0.68)%	S&P MidCap 400®	203,108
$(8,907,601)					$(1,943,762)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Russell2000

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 165.1%

REPURCHASE AGREEMENT(b) - 78.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $74,405,037 (Cost $74,404,018)	74,404,018	74,404,018
U.S. TREASURY OBLIGATIONS - 86.5%
U.S. Treasury Bills
0.49%, 3/9/2017(c)	6,000,000	5,999,267
0.50%, 3/16/2017(c)	6,000,000	5,998,725
0.47%, 4/6/2017(c)	70,000,000	69,967,143
TOTAL U.S. TREASURY OBLIGATIONS (Cost $81,965,404)		81,965,135
TOTAL SHORT-TERM INVESTMENTS (Cost $156,369,422)		156,369,153

Total Investments - 165.1% (Cost $156,369,422)		156,369,153
Liabilities Less Other Assets - (65.1%)		(61,672,471)
Net assets - 100.0%		94,696,682

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $62,113,693.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(269)
Net unrealized depreciation	$(269)
Federal income tax cost of investments	$156,369,422

Futures Contracts Sold

UltraPro Short Russell2000 had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	59	3/17/2017	$4,086,635	$46,298

Cash collateral in the amount of $194,700 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro Short Russell2000 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(29,316,921)	11/6/2018	Bank of America NA	(0.03)%	Russell 2000® Index	$(4,413,763)
(29,649,073)	11/6/2017	Citibank NA	(0.01)%	Russell 2000® Index	(13,361,512)
(5,777,269)	11/6/2017	Credit Suisse International	0.02%	Russell 2000® Index	(299,939)
(2,372,165)	11/6/2017	Goldman Sachs International	(0.36)%	Russell 2000® Index	(326,662)
(114,014,307)	11/6/2018	Morgan Stanley & Co. International plc	(0.08)%	Russell 2000® Index	(15,403,365)
(492,074)	11/6/2017	Morgan Stanley & Co. International plc	0.12%	iShares® Russell 2000 ETF	(77,051)
(88,043,271)	11/6/2017	Societe Generale	(0.18)%	Russell 2000® Index	(19,691,743)
(10,339,194)	11/6/2018	UBS AG	0.07%	Russell 2000® Index	(1,385,300)
$(280,004,274)					$(54,959,335)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Basic Materials

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 99.9%

REPURCHASE AGREEMENT(a) - 99.9%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,084,537 (Cost $2,084,510)	2,084,510	2,084,510

Total Investments - 99.9% (Cost $2,084,510)(b)		2,084,510
Other Assets Less Liabilities - 0.1%		2,276
Net assets - 100.0%		2,086,786

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

Short Basic Materials had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(535,668)	11/6/2017	Bank of America NA	(0.48)%	Dow Jones U.S. Basic MaterialsSM Index	$(160,706)
(303,724)	1/8/2018	Credit Suisse International	(0.88)%	Dow Jones U.S. Basic MaterialsSM Index	(59,370)
(374,378)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	Dow Jones U.S. Basic MaterialsSM Index	(71,488)
(257,923)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. Basic MaterialsSM Index	(49,604)
(613,328)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. Basic MaterialsSM Index	(558,756)
$(2,085,021)					$(899,924)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Financials

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 94.9%

REPURCHASE AGREEMENT(a) - 94.9%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $23,840,897 (Cost $23,840,571)	23,840,571	23,840,571

Total Investments - 94.9% (Cost $23,840,571)(b)		23,840,571
Other Assets Less Liabilities - 5.1%		1,276,070
Net assets - 100.0%		25,116,641

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

Short Financials had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(3,637,720)	11/6/2017	Bank of America NA	(0.58)%	Dow Jones U.S. FinancialsSM Index	$(1,882,028)
(3,745,265)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. FinancialsSM Index	(812,163)
(5,186,748)	11/6/2017	Goldman Sachs International	(0.96)%	Dow Jones U.S. FinancialsSM Index	(1,326,745)
(3,211,025)	11/6/2017	Morgan Stanley & Co. International plc	(0.53)%	Dow Jones U.S. FinancialsSM Index	(531,796)
(3,527,682)	11/6/2017	Societe Generale	(0.63)%	Dow Jones U.S. FinancialsSM Index	(942,485)
(5,785,061)	11/6/2017	UBS AG	(0.78)%	Dow Jones U.S. FinancialsSM Index	(4,551,768)
$(25,093,501)					$(10,046,985)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Oil & Gas

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 87.4%

REPURCHASE AGREEMENT(a) - 87.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,722,971 (Cost $3,722,921)	3,722,921	3,722,921

Total Investments - 87.4% (Cost $3,722,921)(b)		3,722,921
Other Assets Less Liabilities - 12.6%		536,474
Net assets - 100.0%		4,259,395

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

Short Oil & Gas had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(895,484)	1/8/2018	Bank of America NA	(0.48)%	Dow Jones U.S. Oil & GasSM Index	$(20,003)
(949,637)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. Oil & GasSM Index	(597,027)
(888,501)	11/6/2017	Goldman Sachs International	(0.86)%	Dow Jones U.S. Oil & GasSM Index	(122,584)
(584,483)	11/6/2017	Morgan Stanley & Co. International plc	(0.68)%	Dow Jones U.S. Oil & GasSM Index	(489,426)
(253,281)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. Oil & GasSM Index	526
(684,637)	11/6/2017	UBS AG	(0.63)%	Dow Jones U.S. Oil & GasSM Index	(283,271)
$(4,256,023)					$(1,511,785)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short Real Estate

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.8%

REPURCHASE AGREEMENT(a) - 97.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $14,653,995 (Cost $14,653,795)	14,653,795	14,653,795

Total Investments - 97.8% (Cost $14,653,795)(b)		14,653,795
Other Assets Less Liabilities - 2.2%		331,014
Net assets - 100.0%		14,984,809

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

Short Real Estate had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(4,093,499)	11/6/2018	Bank of America NA	(0.73)%	Dow Jones U.S. Real EstateSM Index	$(632,390)
(3,704,636)	11/6/2017	Credit Suisse International	(0.78)%	Dow Jones U.S. Real EstateSM Index	(1,670,473)
(4,131,533)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	Dow Jones U.S. Real EstateSM Index	(110,909)
(679,613)	11/6/2017	Societe Generale	(0.58)%	Dow Jones U.S. Real EstateSM Index	(305,383)
(2,362,493)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. Real EstateSM Index	(332,631)
$(14,971,774)					$(3,051,786)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short S&P Regional Banking

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 117.7%

REPURCHASE AGREEMENT(a) - 117.7%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $1,860,253 (Cost $1,860,228)	1,860,228	1,860,228

Total Investments - 117.7% (Cost $1,860,228)(b)		1,860,228
Liabilities Less Other Assets - (17.7%)		(280,310)
Net assets - 100.0%		1,579,918

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

Short S&P Regional Banking had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(206,445)	11/6/2018	Bank of America NA	(0.33)%	S&P Regional Banks Select Industry Index	$(63,318)
(153,226)	11/6/2018	Morgan Stanley & Co. International plc	(0.13)%	S&P Regional Banks Select Industry Index	(36,046)
(1,124,912)	11/6/2018	Societe Generale	(0.53)%	S&P Regional Banks Select Industry Index	(351,827)
(91,774)	11/6/2018	UBS AG	(0.63)%	S&P Regional Banks Select Industry Index	(62,179)
$(1,576,357)					$(513,370)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Basic Materials

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 71.3%

REPURCHASE AGREEMENT(a) - 71.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $5,215,190 (Cost $5,215,118)	5,215,118	5,215,118

Total Investments - 71.3% (Cost $5,215,118)(b)		5,215,118
Other Assets Less Liabilities - 28.7%		2,103,840
Net assets - 100.0%		7,318,958

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Basic Materials had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(3,303,790)	11/6/2018	Bank of America NA	(0.48)%	Dow Jones U.S. Basic MaterialsSM Index	$(357,676)
(7,627,425)	11/6/2018	Credit Suisse International	(0.88)%	Dow Jones U.S. Basic MaterialsSM Index	(1,306,613)
(1,586,722)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	Dow Jones U.S. Basic MaterialsSM Index	(302,989)
(900,726)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. Basic MaterialsSM Index	(236,168)
(1,228,537)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. Basic MaterialsSM Index	58,125
$(14,647,200)					$(2,145,321)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 112.0%

REPURCHASE AGREEMENT(b) - 66.7%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $35,354,998 (Cost $35,354,514)	35,354,514	35,354,514
U.S. TREASURY OBLIGATIONS - 45.3%
U.S. Treasury Bills
0.50%, 3/16/2017(c)	11,000,000	10,997,663
0.50%, 3/30/2017(c)	13,000,000	12,995,217
TOTAL U.S. TREASURY OBLIGATIONS (Cost $23,992,478)		23,992,880
TOTAL SHORT-TERM INVESTMENTS (Cost $59,346,992)		59,347,394

Total Investments - 112.0% (Cost $59,346,992)		59,347,394
Liabilities Less Other Assets - (12.0%)		(6,372,697)
Net assets - 100.0%		52,974,697

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $14,721,498.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$463
Aggregate gross unrealized depreciation	(61)
Net unrealized appreciation	$402
Federal income tax cost of investments	$59,346,992

Swap Agreements

UltraShort Nasdaq Biotechnology had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(20,596,896)	11/6/2017	Bank of America NA	(0.28)%	NASDAQ Biotechnology Index®	$(11,792,655)
(2,221,032)	11/6/2017	Bank of America NA	0.00%	iShares® Nasdaq Biotechnology ETF	(205,721)
(29,486)	11/6/2017	Citibank NA	0.29%	NASDAQ Biotechnology Index®	2,373
(112,478)	11/6/2017	Credit Suisse International	(0.08)%	NASDAQ Biotechnology Index®	176,164
(124,194)	11/6/2017	Morgan Stanley & Co. International plc	(0.08)%	NASDAQ Biotechnology Index®	12,794
(55,891)	11/6/2017	Morgan Stanley & Co. International plc	0.72%	iShares® Nasdaq Biotechnology ETF	5,255
(76,362,995)	1/8/2018	Societe Generale	(0.43)%	NASDAQ Biotechnology Index®	(8,133,838)
(6,270,624)	11/6/2017	UBS AG	0.22%	NASDAQ Biotechnology Index®	5,859,947
$(105,773,596)					$(14,075,681)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Goods

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 119.1%

REPURCHASE AGREEMENT(a) - 119.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,194,004 (Cost $2,193,974)	2,193,974	2,193,974

Total Investments - 119.1% (Cost $2,193,974)(b)		2,193,974
Liabilities Less Other Assets - (19.1%)		(352,262)
Net assets - 100.0%		1,841,712

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Goods had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(1,426,978)	11/6/2017	Bank of America NA	(0.58)%	Dow Jones U.S. Consumer GoodsSM Index	$(331,407)
(14,658)	11/6/2017	Bank of America NA	(0.27)%	iShares® U.S. Consumer Goods ETF	(1,712)
(9,064)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. Consumer GoodsSM Index	(930)
(94,037)	11/6/2017	Morgan Stanley & Co. International plc	(0.43)%	Dow Jones U.S. Consumer GoodsSM Index	1,318
(17,315)	11/6/2017	Morgan Stanley & Co. International plc	0.07%	iShares® U.S. Consumer Goods ETF	(2,092)
(1,181,715)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. Consumer GoodsSM Index	(125,659)
(935,089)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. Consumer GoodsSM Index	(169,559)
$(3,678,856)					$(630,041)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Consumer Services

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 119.6%

REPURCHASE AGREEMENT(a) - 119.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,369,694 (Cost $2,369,662)	2,369,662	2,369,662

Total Investments - 119.6% (Cost $2,369,662)(b)		2,369,662
Liabilities Less Other Assets - (19.6%)		(388,179)
Net assets - 100.0%		1,981,483

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Consumer Services had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(728,170)	11/6/2017	Bank of America NA	(0.63)%	Dow Jones U.S. Consumer ServicesSM Index	$(255,753)
(19,210)	11/6/2017	Bank of America NA	(0.27)%	iShares® U.S. Consumer Services ETF	(1,514)
(137,514)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. Consumer ServicesSM Index	(10,988)
(839,867)	11/6/2017	Morgan Stanley & Co. International plc	(0.28)%	Dow Jones U.S. Consumer ServicesSM Index	(70,696)
(9,397)	11/6/2017	Morgan Stanley & Co. International plc	0.22%	iShares® U.S. Consumer Services ETF	(797)
(1,941,446)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. Consumer ServicesSM Index	(131,174)
(290,342)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. Consumer ServicesSM Index	(1,582)
$(3,965,946)					$(472,504)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Financials

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 114.5%

REPURCHASE AGREEMENT(b) - 68.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $29,314,756 (Cost $29,314,354)	29,314,354	29,314,354
U.S. TREASURY OBLIGATION - 46.4%
U.S. Treasury Bill
0.49%, 4/20/2017 (Cost $19,986,500)(c)	20,000,000	19,986,490
TOTAL SHORT-TERM INVESTMENTS (Cost $49,300,854)		49,300,844

Total Investments - 114.5% (Cost $49,300,854)		49,300,844
Liabilities Less Other Assets - (14.5%)		(6,249,641)
Net assets - 100.0%		43,051,203

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $18,543,438.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(10)
Net unrealized depreciation	$(10)
Federal income tax cost of investments	$49,300,854

Swap Agreements

UltraShort Financials had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(6,762,416)	11/6/2017	Bank of America NA	(0.58)%	Dow Jones U.S. FinancialsSM Index	$(6,476,157)
(19,033,077)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. FinancialsSM Index	(4,356,719)
(45,860,423)	1/8/2018	Goldman Sachs International	(0.96)%	Dow Jones U.S. FinancialsSM Index	(13,059,022)
(4,017,840)	11/6/2017	Morgan Stanley & Co. International plc	(0.53)%	Dow Jones U.S. FinancialsSM Index	(1,138,058)
(5,310,869)	11/6/2017	Societe Generale	(0.63)%	Dow Jones U.S. FinancialsSM Index	(1,823,730)
(5,088,157)	11/6/2017	UBS AG	(0.78)%	Dow Jones U.S. FinancialsSM Index	(2,877,575)
$(86,072,782)					$(29,731,261)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Gold Miners

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 75.5%

REPURCHASE AGREEMENT(a) - 75.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,708,270 (Cost $2,708,233)	2,708,233	2,708,233

Total Investments - 75.5% (Cost $2,708,233)(b)		2,708,233
Other Assets Less Liabilities - 24.5%		879,806
Net assets - 100.0%		3,588,039

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort Gold Miners had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(3,546,703)	1/8/2018	Bank of America NA	(0.38)%	VanEck Vectors Gold Miners ETF	$(17,970)
(643,948)	11/6/2017	Goldman Sachs International	(0.51)%	VanEck Vectors Gold Miners ETF	(41,868)
(468,567)	1/8/2018	Morgan Stanley & Co. International plc	(0.48)%	VanEck Vectors Gold Miners ETF	(392,552)
(1,922,453)	3/6/2018	Societe Generale	(0.28)%	VanEck Vectors Gold Miners ETF	(136,621)
(581,978)	1/8/2018	UBS AG	(0.53)%	VanEck Vectors Gold Miners ETF	(566,461)
$(7,163,649)					$(1,155,472)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort Health Care

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 81.4%

REPURCHASE AGREEMENT(a) - 81.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $1,928,363 (Cost $1,928,336)	1,928,336	1,928,336

Total Investments - 81.4% (Cost $1,928,336)(b)		1,928,336
Other Assets Less Liabilities - 18.6%		440,037
Net assets - 100.0%		2,368,373

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Health Care had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(3,157,787)	11/6/2017	Bank of America NA	(0.58)%	Dow Jones U.S. Health CareSM Index	$(540,738)
(8,405)	11/6/2017	Bank of America NA	(0.27)%	iShares® U.S. Healthcare ETF	(507)
(138,052)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. Health CareSM Index	(3,931)
(278,637)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	Dow Jones U.S. Health CareSM Index	154,980
(10,596)	11/6/2017	Morgan Stanley & Co. International plc	0.02%	iShares® U.S. Healthcare ETF	(677)
(1,063,229)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. Health CareSM Index	(135,896)
(84,901)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. Health CareSM Index	294,513
$(4,741,607)					$(232,256)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Industrials

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 111.7%

REPURCHASE AGREEMENT(a) - 111.7%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,600,806 (Cost $3,600,757)	3,600,757	3,600,757

Total Investments - 111.7% (Cost $3,600,757)(b)		3,600,757
Liabilities Less Other Assets - (11.7%)		(377,108)
Net assets - 100.0%		3,223,649

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Industrials had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(108,721)	1/8/2018	Bank of America NA	(0.58)%	Dow Jones U.S. IndustrialsSM Index	$(108,031)
(7,619)	11/6/2017	Bank of America NA	(0.27)%	iShares® U.S. Industrials ETF	(1,351)
(39,950)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. IndustrialsSM Index	(7,498)
(22,261)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	Dow Jones U.S. IndustrialsSM Index	(4,041)
(7,185)	11/6/2017	Morgan Stanley & Co. International plc	(0.53)%	iShares® U.S. Industrials ETF	(1,254)
(5,353,728)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. IndustrialsSM Index	(1,051,975)
(907,138)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. IndustrialsSM Index	(334,279)
$(6,446,602)					$(1,508,429)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 109.3%

REPURCHASE AGREEMENT(b) - 71.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $22,939,024 (Cost $22,938,709)	22,938,709	22,938,709
U.S. TREASURY OBLIGATION - 37.5%
U.S. Treasury Bill
0.45%, 3/9/2017 (Cost $11,998,685)(c)	12,000,000	11,998,578
TOTAL SHORT-TERM INVESTMENTS (Cost $34,937,394)		34,937,287

Total Investments - 109.3% (Cost $34,937,394)		34,937,287
Liabilities Less Other Assets - (9.3%)		(2,970,582)
Net assets - 100.0%		31,966,705

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,898,723.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(107)
Net unrealized depreciation	$(107)
Federal income tax cost of investments	$34,937,394

Swap Agreements

UltraShort Oil & Gas had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(5,550,988)	11/6/2018	Bank of America NA	(0.48)%	Dow Jones U.S. Oil & GasSM Index	$(151,621)
(2,881,487)	11/6/2017	Bank of America NA	(0.22)%	iShares® U.S. Energy ETF	125,308
(2,926,804)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. Oil & GasSM Index	(69,896)
(577,748)	11/6/2017	Goldman Sachs International	(0.86)%	Dow Jones U.S. Oil & GasSM Index	(79,710)
(35,938,688)	11/6/2017	Morgan Stanley & Co. International plc	(0.68)%	Dow Jones U.S. Oil & GasSM Index	(1,397,637)
(14,579)	11/6/2018	Morgan Stanley & Co. International plc	(0.53)%	iShares® U.S. Energy ETF	(484)
(4,869,705)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. Oil & GasSM Index	(439,539)
(11,165,958)	11/6/2017	UBS AG	(0.63)%	Dow Jones U.S. Oil & GasSM Index	(3,898,389)
$(63,925,957)					$(5,911,968)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Oil & Gas Exploration & Production

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 116.0%

REPURCHASE AGREEMENT(a) - 116.0%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $711,214 (Cost $711,205)	711,205	711,205

Total Investments - 116.0% (Cost $711,205)(b)		711,205
Liabilities Less Other Assets - (16.0%)		(98,078)
Net assets - 100.0%		613,127

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Oil & Gas Exploration & Production had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(476,907)	1/8/2018	Bank of America NA	0.92%	S&P Oil & Gas Exploration & Production Select Industry Index	$(306,448)
(75,057)	1/8/2018	Goldman Sachs International	1.79%	SPDR S&P Oil & Gas Exploration & Production ETF	(20,315)
(85,276)	11/6/2017	Morgan Stanley & Co. International plc	1.82%	S&P Oil & Gas Exploration & Production Select Industry Index	(73,314)
(469,657)	1/8/2018	Societe Generale	1.07%	S&P Oil & Gas Exploration & Production Select Industry Index	(488,609)
(120,062)	1/8/2018	UBS AG	1.72%	S&P Oil & Gas Exploration & Production Select Industry Index	(14,488)
$(1,226,959)					$(903,174)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Real Estate

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 106.0%

REPURCHASE AGREEMENT(b) - 37.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $10,829,021 (Cost $10,828,871)	10,828,871	10,828,871

U.S. TREASURY OBLIGATION - 68.8%
U.S. Treasury Bill
0.47%, 4/6/2017 (Cost $19,990,600)(c)	20,000,000	19,990,658
TOTAL SHORT-TERM INVESTMENTS (Cost $30,819,471)		30,819,529

Total Investments - 106.0% (Cost $30,819,471)		30,819,529
Liabilities Less Other Assets - (6.0%)		(1,742,754)
Net assets - 100.0%		29,076,775

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,251,054.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$58
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$58
Federal income tax cost of investments	$30,819,471

Swap Agreements

UltraShort Real Estate had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(13,204,510)	11/6/2018	Bank of America NA	(0.73)%	Dow Jones U.S. Real EstateSM Index	$(2,430,469)
(95,790)	11/6/2017	Bank of America NA	(0.37)%	iShares® U.S. Real Estate ETF	(12,372)
(653,809)	11/6/2017	Credit Suisse International	(0.78)%	Dow Jones U.S. Real EstateSM Index	(81,565)
(355,169)	11/6/2017	Goldman Sachs International	(0.86)%	Dow Jones U.S. Real EstateSM Index	(57,371)
(18,675,272)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	Dow Jones U.S. Real EstateSM Index	(1,574,410)
(73,287)	11/6/2017	Morgan Stanley & Co. International plc	0.32%	iShares® U.S. Real Estate ETF	(10,048)
(18,851,179)	11/6/2017	Societe Generale	(0.58)%	Dow Jones U.S. Real EstateSM Index	(2,511,604)
(6,247,983)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. Real EstateSM Index	(247,740)
$(58,156,999)					$(6,925,579)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Semiconductors

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 108.3%

REPURCHASE AGREEMENT(a) - 108.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,182,041 (Cost $3,181,998)	3,181,998	3,181,998

Total Investments - 108.3% (Cost $3,181,998)(b)		3,181,998
Liabilities Less Other Assets - (8.3%)		(242,510)
Net assets - 100.0%		2,939,488

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Semiconductors had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,072,923)	11/6/2017	Bank of America NA	(0.68)%	Dow Jones U.S. SemiconductorsSM Index	$(1,022,468)
(29,312)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. SemiconductorsSM Index	(6,993)
(3,680,307)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	Dow Jones U.S. SemiconductorsSM Index	(724,001)
(481,802)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. SemiconductorsSM Index	(465,578)
(626,988)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. SemiconductorsSM Index	(61,627)
$(5,891,332)					$(2,280,667)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Technology

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 97.2%

REPURCHASE AGREEMENT(a) - 97.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,305,659 (Cost $3,305,613)	3,305,613	3,305,613

Total Investments - 97.2% (Cost $3,305,613)(b)		3,305,613
Other Assets Less Liabilities - 2.8%		95,642
Net assets - 100.0%		3,401,255

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Technology had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(625,719)	11/6/2017	Bank of America NA	(0.68)%	Dow Jones U.S. TechnologySM Index	$(159,869)
(82,364)	11/6/2017	Bank of America NA	(0.32)%	iShares® U.S. Technology ETF	(7,941)
(36,207)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. TechnologySM Index	12,364
(284,297)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	Dow Jones U.S. TechnologySM Index	(26,627)
(12,235)	11/6/2017	Morgan Stanley & Co. International plc	(0.53)%	iShares® U.S. Technology ETF	(2,038)
(4,947,609)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. TechnologySM Index	(875,782)
(825,183)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. TechnologySM Index	(687,793)
$(6,813,614)					$(1,747,686)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort Utilities

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 85.9%

REPURCHASE AGREEMENT(a) - 85.9%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $7,664,285 (Cost $7,664,180)	7,664,180	7,664,180

Total Investments - 85.9% (Cost $7,664,180)(b)		7,664,180
Other Assets Less Liabilities - 14.1%		1,254,443
Net assets - 100.0%		8,918,623

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort Utilities had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(7,780,303)	11/6/2017	Bank of America NA	(0.58)%	Dow Jones U.S. UtilitiesSM Index	$(1,155,029)
(8,609,365)	11/6/2017	Credit Suisse International	(0.88)%	Dow Jones U.S. UtilitiesSM Index	(1,214,811)
(127,240)	11/6/2017	Morgan Stanley & Co. International plc	(0.48)%	Dow Jones U.S. UtilitiesSM Index	(29,155)
(373,430)	11/6/2017	Societe Generale	(0.53)%	Dow Jones U.S. UtilitiesSM Index	(105,124)
(959,985)	11/6/2017	UBS AG	(0.53)%	Dow Jones U.S. UtilitiesSM Index	(163,348)
$(17,850,323)					$(2,667,467)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 45.9%

REPURCHASE AGREEMENT(a) - 45.9%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,389,924 (Cost $3,389,877)	3,389,877	3,389,877

Total Investments - 45.9% (Cost $3,389,877)(b)		3,389,877
Other Assets Less Liabilities - 54.1%		3,988,011
Net assets - 100.0%		7,377,888

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraPro Short Nasdaq Biotechnology had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(6,697,149)	1/8/2018	Bank of America NA	(0.28)%	NASDAQ Biotechnology Index®	$132,722
(10,008,347)	1/8/2018	Goldman Sachs International	(0.26)%	NASDAQ Biotechnology Index®	(496,789)
(1,993,450)	1/8/2018	Societe Generale	(0.43)%	NASDAQ Biotechnology Index®	1,377,697
(3,415,956)	1/8/2018	UBS AG	0.22%	NASDAQ Biotechnology Index®	(989,842)
$(22,114,902)					$23,788

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short Financial Select Sector

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 90.5%

REPURCHASE AGREEMENT(a) - 90.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $1,780,924 (Cost $1,780,900)	1,780,900	1,780,900

Total Investments - 90.5% (Cost $1,780,900)(b)		1,780,900
Other Assets Less Liabilities - 9.5%		187,584
Net assets - 100.0%		1,968,484

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraPro Short Financial Select Sector had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(25,284)	11/6/2017	Bank of America NA	(0.58)%	S&P Financial Select Sector Index	$231,311
(2,978,109)	11/6/2017	Morgan Stanley & Co. International plc	(0.53)%	S&P Financial Select Sector Index	(963,421)
(1,757,434)	11/6/2018	Societe Generale	(0.63)%	S&P Financial Select Sector Index	(115,458)
(1,134,152)	1/8/2018	UBS AG	(0.53)%	S&P Financial Select Sector Index	(502,640)
$(5,894,979)					$(1,350,208)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short MSCI EAFE

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.3%

REPURCHASE AGREEMENT(a) - 35.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $15,012,335 (Cost $15,012,130)	15,012,130	15,012,130
U.S. TREASURY OBLIGATION - 59.5%
U.S. Treasury Bill
0.50%, 5/25/2017 (Cost $24,970,427)(b)	25,000,000	24,968,150
TOTAL SHORT-TERM INVESTMENTS (Cost $39,982,557)		39,980,280

Total Investments - 95.3% (Cost $39,982,557)		39,980,280
Other Assets Less Liabilities - 4.7%		1,957,733
Net assets - 100.0%		41,938,013

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,277)
Net unrealized depreciation	$(2,277)
Federal income tax cost of investments	$39,982,557

Swap Agreements(2)

Short MSCI EAFE had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(6,613,773)	11/6/2017	Citibank NA	(0.31)%	iShares® MSCI EAFE ETF	$(409,140)
(4,722,502)	11/6/2017	Credit Suisse International	(0.48)%	iShares® MSCI EAFE ETF	(1,570,246)
(16,708,879)	12/6/2017	Goldman Sachs International	(0.71)%	iShares® MSCI EAFE ETF	(11,151,114)
(9,655,133)	11/6/2018	Societe Generale	(0.48)%	iShares® MSCI EAFE ETF	(1,073,141)
(4,142,906)	11/6/2017	UBS AG	(0.38)%	iShares® MSCI EAFE ETF	(168,746)
$(41,843,193)					$(14,372,387)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 101.4%

REPURCHASE AGREEMENT(b) - 64.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $124,499,146 (Cost $124,497,440)	124,497,440	124,497,440
U.S. TREASURY OBLIGATIONS - 37.2%
U.S. Treasury Bills
0.52%, 3/9/2017(c)	25,000,000	24,996,946
0.50%, 3/16/2017(c)	29,000,000	28,993,759
0.50%, 3/30/2017(c)	18,000,000	17,993,377
TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,983,773)		71,984,082
TOTAL SHORT-TERM INVESTMENTS (Cost $196,481,213)		196,481,522

Total Investments - 101.4% (Cost $196,481,213)		196,481,522
Liabilities Less Other Assets - (1.4%)		(2,618,084)
Net assets - 100.0%		193,863,438

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $23,968,190.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$642
Aggregate gross unrealized depreciation	(333)
Net unrealized appreciation	$309
Federal income tax cost of investments	$196,481,213

See accompanying notes to schedules of portfolio investments.

Swap Agreements(2)

Short MSCI Emerging Markets had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(48,148,522)	11/6/2018	Bank of America NA	0.22%	iShares® MSCI Emerging Markets ETF	$1,017,683
(99,524,450)	11/6/2017	Citibank NA	(0.56)%	iShares® MSCI Emerging Markets ETF	(7,769,399)
(16,600,860)	1/8/2018	Credit Suisse International	0.42%	iShares® MSCI Emerging Markets ETF	(895,641)
(1,254,205)	12/6/2017	Goldman Sachs International	1.29%	iShares® MSCI Emerging Markets ETF	(966,630)
(3,075,409)	11/6/2017	Morgan Stanley & Co. International plc	0.72%	iShares® MSCI Emerging Markets ETF	2,436,621
(8,414,396)	11/6/2018	Societe Generale	0.72%	iShares® MSCI Emerging Markets ETF	(566,871)
(15,345,388)	11/6/2017	UBS AG	0.32%	iShares® MSCI Emerging Markets ETF	(6,295,958)
$(192,363,230)					$(13,040,195)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short FTSE China 50

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 91.5%

REPURCHASE AGREEMENT(a) - 91.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $10,038,074 (Cost $10,037,937)	10,037,937	10,037,937

Total Investments - 91.5% (Cost $10,037,937)(b)		10,037,937
Other Assets Less Liabilities - 8.5%		934,041
Net assets - 100.0%		10,971,978

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

Short FTSE China 50 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(633,074)	11/6/2017	Bank of America NA	(0.78)%	iShares® China Large-Cap ETF	$(38,546)
(4,129,226)	11/6/2017	Citibank NA	(0.26)%	iShares® China Large-Cap ETF	(247,003)
(312,498)	11/6/2017	Goldman Sachs International	1.04%	iShares® China Large-Cap ETF	(97,512)
(3,206,697)	11/6/2017	Societe Generale	0.72%	iShares® China Large-Cap ETF	77,317
(2,610,402)	11/6/2018	UBS AG	0.97%	iShares® China Large-Cap ETF	(152,608)
$(10,891,897)					$(458,352)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI EAFE

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 88.2%

REPURCHASE AGREEMENT(a) - 88.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,990,563 (Cost $3,990,507)	3,990,507	3,990,507

Total Investments - 88.2% (Cost $3,990,507)(b)		3,990,507
Other Assets Less Liabilities - 11.8%		532,050
Net assets - 100.0%		4,522,557

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI EAFE had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,016,788)	11/6/2017	Citibank NA	(0.31)%	iShares® MSCI EAFE ETF	$(66,076)
(1,316,475)	11/6/2017	Credit Suisse International	(0.48)%	iShares® MSCI EAFE ETF	(29,693)
(5,398,433)	11/6/2017	Societe Generale	(0.48)%	iShares® MSCI EAFE ETF	(317,837)
(1,307,688)	1/8/2018	UBS AG	(0.38)%	iShares® MSCI EAFE ETF	(27,976)
$(9,039,384)					$(441,582)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 87.9%

REPURCHASE AGREEMENT(b) - 27.0%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $8,871,417 (Cost $8,871,296)	8,871,296	8,871,296
U.S. TREASURY OBLIGATION - 60.9%
U.S. Treasury Bill
0.49%, 4/20/2017 (Cost $19,986,500)(c)	20,000,000	19,986,490
TOTAL SHORT-TERM INVESTMENTS (Cost $28,857,796)		28,857,786

Total Investments - 87.9% (Cost $28,857,796)		28,857,786
Other Assets Less Liabilities - 12.1%		3,963,866
Net assets - 100.0%		32,821,652

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $565,617.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(10)
Net unrealized depreciation	$(10)
Federal income tax cost of investments	$28,857,796

Swap Agreements(2)

UltraShort MSCI Emerging Markets had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(45,565,807)	11/6/2017	Citibank NA	(0.56)%	iShares® MSCI Emerging Markets ETF	$(3,684,730)
(5,951,493)	11/6/2017	Credit Suisse International	0.42%	iShares® MSCI Emerging Markets ETF	(4,378,920)
(1,803,614)	11/7/2017	Goldman Sachs International	1.29%	iShares® MSCI Emerging Markets ETF	(1,599,459)
(668,643)	11/6/2018	Societe Generale	0.72%	iShares® MSCI Emerging Markets ETF	(45,046)
(11,426,606)	1/8/2018	UBS AG	0.32%	iShares® MSCI Emerging Markets ETF	(1,249,680)
$(65,416,163)					$(10,957,835)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE Europe

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 84.6%

REPURCHASE AGREEMENT(a) - 84.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $35,751,720 (Cost $35,751,232)	35,751,232	35,751,232

Total Investments - 84.6% (Cost $35,751,232)(b)		35,751,232
Other Assets Less Liabilities - 15.4%		6,522,172
Net assets - 100.0%		42,273,404

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort FTSE Europe had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(33,038,635)	11/6/2017	Citibank NA	(0.46)%	Vanguard® FTSE Europe ETF Shares	$(1,853,556)
(5,818,780)	11/6/2017	Credit Suisse International	(0.03)%	Vanguard® FTSE Europe ETF Shares	(5,072,471)
(4,904,012)	11/6/2017	Goldman Sachs International	0.09%	Vanguard® FTSE Europe ETF Shares	(208,138)
(1,297,772)	11/6/2018	Morgan Stanley & Co. International plc	1.97%	Vanguard® FTSE Europe ETF Shares	(89,265)
(20,703,569)	11/6/2018	Societe Generale	0.22%	Vanguard® FTSE Europe ETF Shares	(1,955,810)
(18,864,980)	11/6/2018	UBS AG	(0.28)%	Vanguard® FTSE Europe ETF Shares	(1,673,965)
$(84,627,748)					$(10,853,205)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 72.1%

REPURCHASE AGREEMENT(a) - 72.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $26,910,556 (Cost $26,910,188)	26,910,188	26,910,188

Total Investments - 72.1% (Cost $26,910,188)(b)		26,910,188
Other Assets Less Liabilities - 27.9%		10,415,189
Net assets - 100.0%		37,325,377

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Brazil Capped had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(1,646,413)	11/6/2017	Bank of America NA	1.22%	iShares® MSCI Brazil Capped ETF	$(875,340)
(3,027,986)	12/6/2017	Credit Suisse International	0.52%	iShares® MSCI Brazil Capped ETF	(390,355)
(29,896,982)	12/6/2017	Morgan Stanley & Co. International plc	(0.33)%	iShares® MSCI Brazil Capped ETF	(6,306,091)
(24,693,616)	11/6/2017	Societe Generale	(0.28)%	iShares® MSCI Brazil Capped ETF	(7,313,904)
(15,321,936)	12/6/2017	UBS AG	(0.03)%	iShares® MSCI Brazil Capped ETF	(3,398,765)
$(74,586,933)					$(18,284,455)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort FTSE China 50

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 103.7%

REPURCHASE AGREEMENT(b) - 30.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $13,176,532 (Cost $13,176,351)	13,176,351	13,176,351
U.S. TREASURY OBLIGATIONS - 73.4%
U.S. Treasury Bills
0.47%, 3/16/2017(c)	7,000,000	6,998,571
0.50%, 5/25/2017(c)	25,000,000	24,968,150
TOTAL U.S. TREASURY OBLIGATIONS (Cost $31,969,064)		31,966,721
TOTAL SHORT-TERM INVESTMENTS (Cost $45,145,415)		45,143,072

Total Investments - 103.7% (Cost $45,145,415)		45,143,072
Liabilities Less Other Assets - (3.7%)		(1,609,198)
Net assets - 100.0%		43,533,874

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,579,757.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(2,343)
Net unrealized depreciation	$(2,343)
Federal income tax cost of investments	$45,145,415

Swap Agreements(2)

UltraShort FTSE China 50 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(2,435,041)	11/6/2018	Bank of America NA	0.22%	iShares® China Large-Cap ETF	$(68,196)
(46,843,767)	11/6/2017	Citibank NA	(0.26)%	iShares® China Large-Cap ETF	(2,769,006)
(4,862,157)	11/6/2017	Credit Suisse International	0.47%	iShares® China Large-Cap ETF	(2,203,191)
(2,293,421)	12/6/2017	Goldman Sachs International	1.04%	iShares® China Large-Cap ETF	(916,844)
(599,472)	11/6/2018	Morgan Stanley & Co. International plc	0.47%	iShares® China Large-Cap ETF	(25,731)
(21,115,410)	11/6/2017	Societe Generale	0.72%	iShares® China Large-Cap ETF	(263,154)
(8,758,869)	11/6/2017	UBS AG	0.97%	iShares® China Large-Cap ETF	(1,315,254)
$(86,908,137)					$(7,561,376)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Japan

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 83.0%

REPURCHASE AGREEMENT(a) - 83.0%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $9,352,492 (Cost $9,352,365)	9,352,365	9,352,365

Total Investments - 83.0% (Cost $9,352,365)(b)		9,352,365
Other Assets Less Liabilities - 17.0%		1,918,861
Net assets - 100.0%		11,271,226

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Japan had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(340,343)	11/6/2017	Bank of America NA	(0.33)%	iShares® MSCI Japan ETF	$(19,665)
(10,390,230)	11/6/2017	Credit Suisse International	(0.68)%	iShares® MSCI Japan ETF	(3,097,918)
(1,079,379)	11/6/2017	Morgan Stanley & Co. International plc	1.22%	iShares® MSCI Japan ETF	(41,208)
(7,723,834)	11/6/2017	Societe Generale	(0.18)%	iShares® MSCI Japan ETF	(513,503)
(3,037,948)	11/6/2017	UBS AG	(0.13)%	iShares® MSCI Japan ETF	(708,828)
$(22,571,734)					$(4,381,122)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

UltraShort MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 91.8%

REPURCHASE AGREEMENT(a) - 91.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,278,523 (Cost $2,278,492)	2,278,492	2,278,492

Total Investments - 91.8% (Cost $2,278,492)(b)		2,278,492
Other Assets Less Liabilities - 8.2%		204,756
Net assets - 100.0%		2,483,248

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

UltraShort MSCI Mexico Capped IMI had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(409,167)	11/6/2017	Credit Suisse International	0.72%	iShares® MSCI Mexico Capped ETF	$22,468
(3,117,153)	12/6/2017	Societe Generale	0.22%	iShares® MSCI Mexico Capped ETF	(370,402)
(1,429,370)	11/6/2017	UBS AG	0.22%	iShares® MSCI Mexico Capped ETF	(60,257)
$(4,955,690)					$(408,191)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Short 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 95.7%

REPURCHASE AGREEMENT(a) - 53.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $17,534,081 (Cost $17,533,840)	17,533,840	17,533,840
U.S. TREASURY OBLIGATION - 42.5%
U.S. Treasury Bill
0.49%, 3/9/2017 (Cost $13,998,475)(b)	14,000,000	13,998,316
TOTAL SHORT-TERM INVESTMENTS (Cost $31,532,315)		31,532,156

Total Investments - 95.7% (Cost $31,532,315)		31,532,156
Other Assets Less Liabilities - 4.3%		1,422,472
Net assets - 100.0%		32,954,628

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(159)
Net unrealized depreciation	$(159)
Federal income tax cost of investments	$31,532,315

Futures Contracts Sold

Short 7-10 Year Treasury had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	7	6/21/2017	$872,047	$3,568

Cash collateral in the amount of $11,165 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Short 7-10 Year Treasury had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(16,878,563)	11/6/2017	Bank of America NA	(0.34)%	ICE U.S. Treasury 7-10 Year Bond Index	$623,236
(15,351,547)	11/6/2018	Citibank NA	(0.31)%	ICE U.S. Treasury 7-10 Year Bond Index	(76,681)
$(32,230,110)					$546,555

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 96.9%

REPURCHASE AGREEMENT(b) - 22.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $164,033,956 (Cost $164,031,710)	164,031,710	164,031,710
U.S. TREASURY OBLIGATIONS - 74.8%
U.S. Treasury Bills
0.48%, 3/2/2017(c)	25,000,000	24,999,331
0.49%, 3/9/2017(c)	117,000,000	116,985,927
0.51%, 3/16/2017(c)	25,000,000	24,994,555
0.46%, 3/23/2017(c)	50,000,000	49,985,435
0.44%, 3/30/2017(c)	25,000,000	24,990,927
0.47%, 4/6/2017(c)	60,000,000	59,972,266
0.48%, 4/13/2017(c)	50,000,000	49,969,705
0.48%, 4/20/2017(c)	80,000,000	79,946,820
0.47%, 5/4/2017(c)	50,000,000	49,957,350
0.47%, 5/11/2017(c)	50,000,000	49,951,200
0.50%, 5/25/2017(c)	25,000,000	24,970,350
TOTAL U.S. TREASURY OBLIGATIONS (Cost $556,731,816)		556,723,866
TOTAL SHORT-TERM INVESTMENTS (Cost $720,763,526)		720,755,576

Total Investments - 96.9% (Cost $720,763,526)		720,755,576
Other Assets Less Liabilities - 3.1%		22,724,461
Net assets - 100.0%		743,480,037

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $10,765,974.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$216
Aggregate gross unrealized depreciation	(8,166)
Net unrealized depreciation	$(7,950)
Federal income tax cost of investments	$720,763,526

See accompanying notes to schedules of portfolio investments.

Futures Contracts Sold

Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	124	6/21/2017	$18,805,375	$(3,328)

Cash collateral in the amount of $600,160 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Short 20+ Year Treasury had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(352,596,881)	11/6/2018	Citibank NA	(0.43)%	ICE U.S. Treasury 20+ Year Bond Index	$(4,678,405)
(51,828,368)	3/6/2018	Goldman Sachs International	(0.43)%	ICE U.S. Treasury 20+ Year Bond Index	3,545,395
(82,639,478)	12/6/2017	Morgan Stanley & Co. International plc	(0.48)%	ICE U.S. Treasury 20+ Year Bond Index	6,106,462
(241,885,731)	3/6/2018	Societe Generale	(0.46)%	ICE U.S. Treasury 20+ Year Bond Index	17,315,905
$(728,950,458)					$22,289,357

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Short High Yield

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 93.5%

REPURCHASE AGREEMENT(a) - 93.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $98,939,699 (Cost $98,938,345)	98,938,345	98,938,345

Total Investments - 93.5% (Cost $98,938,345)(b)		98,938,345
Other Assets Less Liabilities - 6.5%		6,842,333
Net assets - 100.0%		105,780,678

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

Short High Yield had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$(52,531,511)	2/20/2018	Citibank NA	0.57%	iShares® iBoxx $High Yield Corporate Bond ETF	$(18,011,964)
(26,119,013)	12/7/2017	Credit Suisse International	0.67%	iShares® iBoxx $High Yield Corporate Bond ETF	(9,562,113)
(27,118,032)	12/7/2018	Goldman Sachs International	0.94%	iShares® iBoxx $High Yield Corporate Bond ETF	(11,274,313)
$(105,768,556)					$(38,848,390)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

UltraShort 3-7 Year Treasury

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 92.7%

REPURCHASE AGREEMENT(a) - 92.7%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,506,005 (Cost $2,505,970)	2,505,970	2,505,970

Total Investments - 92.7% (Cost $2,505,970)(b)		2,505,970
Other Assets Less Liabilities - 7.3%		197,107
Net assets - 100.0%		2,703,077

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort 3-7 Year Treasury had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$(2,263,487)	11/6/2017	Bank of America NA	(0.34)%	ICE U.S. Treasury 3-7 Year Bond Index	$37,587
(3,141,984)	12/6/2017	Citibank NA	(0.38)%	ICE U.S. Treasury 3-7 Year Bond Index	48,174
$(5,405,471)					$85,761

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 93.6%

REPURCHASE AGREEMENT(b) - 42.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $59,343,433 (Cost $59,342,622)	59,342,622	59,342,622
U.S. TREASURY OBLIGATIONS - 51.3%
U.S. Treasury Bills
0.48%, 3/9/2017(c)	31,000,000	30,996,344
0.47%, 3/16/2017(c)	16,000,000	15,996,735
0.50%, 5/25/2017(c)	25,000,000	24,970,350
TOTAL U.S. TREASURY OBLIGATIONS (Cost $71,963,995)		71,963,429
TOTAL SHORT-TERM INVESTMENTS (Cost $131,306,617)		131,306,051

Total Investments - 93.6% (Cost $131,306,617)		131,306,051
Other Assets Less Liabilities - 6.4%		8,985,566
Net assets - 100.0%		140,291,617

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,443,767.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(566)
Net unrealized depreciation	$(566)
Federal income tax cost of investments	$131,306,617

Futures Contracts Sold

UltraShort 7-10 Year Treasury had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
U.S. 10 Year Treasury Note Futures Contracts	28	6/21/2017	$3,488,188	$14,272

Cash collateral in the amount of $44,660 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraShort 7-10 Year Treasury had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(46,433,700)	11/6/2018	Citibank NA	(0.31)%	ICE U.S. Treasury 7-10 Year Bond Index	$(283,948)
(231,272,028)	3/6/2018	Societe Generale	(0.46)%	ICE U.S. Treasury 7-10 Year Bond Index	8,663,876
$(277,705,728)					$8,379,928

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS(a) - 99.0%

REPURCHASE AGREEMENT(b) - 16.0%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $347,008,225 (Cost $347,003,473)	347,003,473	347,003,473
U.S. TREASURY OBLIGATIONS - 83.0%
U.S. Treasury Bills
0.47%, 3/2/2017(c)	290,000,000	289,992,573
0.48%, 3/9/2017(c)	117,000,000	116,986,148
0.49%, 3/16/2017(c)	352,000,000	351,925,675
0.45%, 3/23/2017(c)	160,000,000	159,954,387
0.47%, 3/30/2017(c)	148,500,000	148,444,112
0.47%, 4/6/2017(c)	170,000,000	169,919,332
0.48%, 4/13/2017(c)	120,000,000	119,927,291
0.49%, 4/20/2017(c)	145,000,000	144,902,965
0.46%, 5/4/2017(c)	200,000,000	199,829,400
0.47%, 5/11/2017(c)	100,000,000	99,902,400
TOTAL U.S. TREASURY OBLIGATIONS (Cost $1,801,809,193)		1,801,784,283
TOTAL SHORT-TERM INVESTMENTS (Cost $2,148,812,666)		2,148,787,756

Total Investments - 99.0% (Cost $2,148,812,666)		2,148,787,756
Other Assets Less Liabilities - 1.0%		20,754,997
Net assets - 100.0%		2,169,542,753

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $92,207,490.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(c)	The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,708
Aggregate gross unrealized depreciation	(26,618)
Net unrealized depreciation	$(24,910)
Federal income tax cost of investments	$2,148,812,666

Futures Contracts Sold

UltraShort 20+ Year Treasury had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	391	6/21/2017	$59,297,594	$(35,061)

Cash collateral in the amount of $1,892,440 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraShort 20+ Year Treasury had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(665,138,392)	11/6/2017	Bank of America NA	(0.49)%	ICE U.S. Treasury 20+ Year Bond Index	$14,335,613
(918,823,714)	11/6/2018	Citibank NA	(0.43)%	ICE U.S. Treasury 20+ Year Bond Index	(10,924,326)
(1,141,065,576)	3/6/2018	Goldman Sachs International	(0.43)%	ICE U.S. Treasury 20+ Year Bond Index	(30,656,492)
(567,200,267)	12/6/2017	Morgan Stanley & Co. International plc	(0.48)%	ICE U.S. Treasury 20+ Year Bond Index	41,912,014
(1,001,933,825)	3/6/2018	Societe Generale	(0.46)%	ICE U.S. Treasury 20+ Year Bond Index	(36,574,326)
$(4,294,161,774)					$(21,907,517)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraShort TIPS

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 84.5%

REPURCHASE AGREEMENT(a) - 84.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $1,047,750 (Cost $1,047,735)	1,047,735	1,047,735

Total Investments - 84.5% (Cost $1,047,735)(b)		1,047,735
Other Assets Less Liabilities - 15.5%		192,358
Net assets - 100.0%		1,240,093

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements

UltraShort TIPS had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(213,889)	12/6/2017	Citibank NA	(0.68)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	$32,985
(2,271,528)	3/6/2018	Goldman Sachs International	(0.73)%	Barclays U.S. Treasury Inflation Protected Securities (TIPS) Index (Series L)	(119,896)
$(2,485,417)					$(86,911)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Short 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 85.6%

REPURCHASE AGREEMENT(a) - 85.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $78,470,638 (Cost $78,469,563)	78,469,563	78,469,563

Total Investments - 85.6% (Cost $78,469,563)(b)		78,469,563
Other Assets Less Liabilities - 14.4%		13,246,135
Net assets - 100.0%		91,715,698

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Futures Contracts Sold

UltraPro Short 20+ Year Treasury had the following open short futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	15	6/21/2017	$2,274,844	$(4,443)

Cash collateral in the amount of $72,600 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro Short 20+ Year Treasury had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$(34,399,217)	11/6/2017	Bank of America NA	(0.49)%	ICE U.S. Treasury 20+ Year Bond Index	$1,677,568
(54,867,365)	11/6/2018	Citibank NA	(0.43)%	ICE U.S. Treasury 20+ Year Bond Index	(831,655)
(52,845,771)	3/6/2018	Goldman Sachs International	(0.43)%	ICE U.S. Treasury 20+ Year Bond Index	1,462,126
(89,945,279)	12/6/2017	Morgan Stanley & Co. International plc	(0.48)%	ICE U.S. Treasury 20+ Year Bond Index	6,646,308
(41,376,320)	3/6/2018	Societe Generale	(0.46)%	ICE U.S. Treasury 20+ Year Bond Index	(26,502)
$(273,433,952)					$8,927,845

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P500®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 67.6%

Aerospace & Defense - 1.5%
Arconic, Inc.	25,537	735,210
Boeing Co. (The)	33,429	6,024,909
General Dynamics Corp.	16,673	3,164,702
L3 Technologies, Inc.	4,502	757,777
Lockheed Martin Corp.	14,676	3,912,328
Northrop Grumman Corp.	10,264	2,536,132
Raytheon Co.	17,101	2,636,119
Rockwell Collins, Inc.	7,586	725,146
Textron, Inc.	15,737	744,360
TransDigm Group, Inc.	2,922	742,772
United Technologies Corp.	44,598	5,019,505
		26,998,960
Air Freight & Logistics - 0.5%
CH Robinson Worldwide, Inc.	8,250	663,053
Expeditors International of Washington, Inc.	10,507	592,385
FedEx Corp.	14,239	2,747,842
United Parcel Service, Inc., Class B	40,149	4,246,158
		8,249,438
Airlines - 0.4%
Alaska Air Group, Inc.	7,178	702,152
American Airlines Group, Inc.	30,174	1,398,867
Delta Air Lines, Inc.	42,887	2,141,348
Southwest Airlines Co.	35,851	2,072,188
United Continental Holdings, Inc.*	16,815	1,245,823
		7,560,378
Auto Components - 0.1%
BorgWarner, Inc.	11,659	491,893
Delphi Automotive plc	15,774	1,200,875
Goodyear Tire & Rubber Co. (The)	15,204	532,900
		2,225,668
Automobiles - 0.4%
Ford Motor Co.	227,303	2,848,107
General Motors Co.	80,787	2,976,193
Harley-Davidson, Inc.	10,295	580,432
		6,404,732
Banks - 4.6%
Bank of America Corp.	588,519	14,524,649
BB&T Corp.	47,259	2,278,829
Citigroup, Inc.	165,970	9,926,666
Citizens Financial Group, Inc.	29,813	1,114,112
Comerica, Inc.	10,031	715,010
Fifth Third Bancorp	44,007	1,207,552
Huntington Bancshares, Inc.	63,178	893,337
JPMorgan Chase & Co.	208,401	18,885,299
KeyCorp	62,941	1,181,402
M&T Bank Corp.	9,030	1,507,739
People’s United Financial, Inc.	18,134	348,173
PNC Financial Services Group, Inc. (The)	28,334	3,604,935
Regions Financial Corp.	71,694	1,094,767
SunTrust Banks, Inc.	28,583	1,700,403
US Bancorp	93,048	5,117,640
Wells Fargo & Co.	263,250	15,236,910
Zions Bancorp	11,865	532,738
		79,870,161
Beverages - 1.4%
Brown-Forman Corp., Class B	10,622	517,929
Coca-Cola Co. (The)	226,070	9,485,897
Constellation Brands, Inc., Class A	10,350	1,643,684
Dr Pepper Snapple Group, Inc.	10,700	999,808
Molson Coors Brewing Co., Class B	10,734	1,077,586
Monster Beverage Corp.*	23,611	978,440
PepsiCo, Inc.	83,525	9,219,489
		23,922,833
Biotechnology - 2.0%
AbbVie, Inc.	94,647	5,852,970
Alexion Pharmaceuticals, Inc.*	13,059	1,713,994
Amgen, Inc.	43,328	7,648,692
Biogen, Inc.*	12,672	3,657,139
Celgene Corp.*	45,148	5,576,229
Gilead Sciences, Inc.	76,730	5,407,930
Incyte Corp.*	10,206	1,358,419
Regeneron Pharmaceuticals, Inc.*	4,401	1,643,774
Vertex Pharmaceuticals, Inc.*	14,448	1,309,278
		34,168,425
Building Products - 0.2%
Allegion plc	5,585	405,415
Fortune Brands Home & Security, Inc.	8,987	519,718
Johnson Controls International plc	54,556	2,288,079
Masco Corp.	19,120	645,874
		3,859,086
Capital Markets - 1.9%
Affiliated Managers Group, Inc.	3,194	536,368
Ameriprise Financial, Inc.	9,204	1,210,326
Bank of New York Mellon Corp. (The)	61,581	2,902,928
BlackRock, Inc.	7,080	2,743,217
CBOE Holdings, Inc.	5,316	414,914
Charles Schwab Corp. (The)	70,260	2,839,207
CME Group, Inc.	19,766	2,400,778
E*TRADE Financial Corp.*	15,943	550,193
Franklin Resources, Inc.	20,207	869,709
Goldman Sachs Group, Inc. (The)	21,537	5,342,468
Intercontinental Exchange, Inc.	34,690	1,981,840
Invesco Ltd.	23,792	765,865
Moody’s Corp.	9,687	1,078,841
Morgan Stanley	83,987	3,835,686
Nasdaq, Inc.	6,637	471,957
Northern Trust Corp.	12,396	1,082,791
S&P Global, Inc.	15,090	1,953,702
State Street Corp.	21,119	1,683,396
T Rowe Price Group, Inc.	14,176	1,009,473
		33,673,659
Chemicals - 1.4%
Air Products & Chemicals, Inc.	12,660	1,778,350
Albemarle Corp.	6,552	665,094
CF Industries Holdings, Inc.	13,579	426,652
Dow Chemical Co. (The)	65,270	4,063,710
Eastman Chemical Co.	8,549	686,057
Ecolab, Inc.	15,284	1,894,758
EI du Pont de Nemours & Co.	50,632	3,976,637
FMC Corp.	7,794	449,090
International Flavors & Fragrances, Inc.	4,628	581,740
LyondellBasell Industries NV, Class A	19,464	1,775,895
Monsanto Co.	25,508	2,903,576
Mosaic Co. (The)	20,397	636,183
PPG Industries, Inc.	15,375	1,574,861
Praxair, Inc.	16,622	1,973,198
Sherwin-Williams Co. (The)	4,706	1,451,989
		24,837,790
Commercial Services & Supplies - 0.2%
Cintas Corp.	5,011	591,348
Republic Services, Inc.	13,463	834,033
Stericycle, Inc.*	4,954	410,588
Waste Management, Inc.	23,685	1,736,584
		3,572,553

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Communications Equipment - 0.7%
Cisco Systems, Inc.	292,350	9,992,523
F5 Networks, Inc.*	3,803	544,856
Harris Corp.	7,237	795,346
Juniper Networks, Inc.	22,150	620,200
Motorola Solutions, Inc.	9,668	763,482
		12,716,407
Construction & Engineering - 0.1%
Fluor Corp.	8,109	449,157
Jacobs Engineering Group, Inc.	7,032	396,675
Quanta Services, Inc.*	8,808	328,715
		1,174,547
Construction Materials - 0.1%
Martin Marietta Materials, Inc.	3,697	798,367
Vulcan Materials Co.	7,708	929,662
		1,728,029
Consumer Finance - 0.6%
American Express Co.	44,773	3,584,526
Capital One Financial Corp.	28,090	2,636,527
Discover Financial Services	22,969	1,634,015
Navient Corp.	17,651	272,002
Synchrony Financial	45,671	1,655,117
		9,782,187
Containers & Packaging - 0.2%
Avery Dennison Corp.	5,185	418,481
Ball Corp.	10,181	748,609
International Paper Co.	23,951	1,262,218
Sealed Air Corp.	11,258	523,272
WestRock Co.	14,624	785,601
		3,738,181
Distributors - 0.1%
Genuine Parts Co.	8,662	829,040
LKQ Corp.*	17,909	565,566
		1,394,606
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	12,062	247,995

Diversified Financial Services - 1.1%
Berkshire Hathaway, Inc., Class B*	110,590	18,957,338
Leucadia National Corp.	18,872	502,372
		19,459,710
Diversified Telecommunication Services - 1.6%
AT&T, Inc.	357,655	14,946,402
CenturyLink, Inc.	31,841	772,463
Frontier Communications Corp.	68,320	200,178
Level 3 Communications, Inc.*	16,982	972,219
Verizon Communications, Inc.	237,424	11,783,353
		28,674,615
Electric Utilities - 1.4%
Alliant Energy Corp.	13,250	523,110
American Electric Power Co., Inc.	28,638	1,917,887
Duke Energy Corp.	40,124	3,312,236
Edison International	18,974	1,512,987
Entergy Corp.	10,433	799,794
Eversource Energy	18,474	1,083,685
Exelon Corp.	53,771	1,973,933
FirstEnergy Corp.	24,797	804,167
NextEra Energy, Inc.	27,214	3,565,034
PG&E Corp.	29,450	1,965,787
Pinnacle West Capital Corp.	6,483	532,838
PPL Corp.	39,582	1,459,784
Southern Co. (The)	57,077	2,900,653
Xcel Energy, Inc.	29,585	1,293,160
		23,645,055
Electrical Equipment - 0.4%
Acuity Brands, Inc.	2,568	542,618
AMETEK, Inc.	13,478	727,407
Eaton Corp. plc	26,306	1,893,506
Emerson Electric Co.	37,437	2,249,964
Rockwell Automation, Inc.	7,467	1,128,264
		6,541,759
Electronic Equipment, Instruments & Components - 0.3%
Amphenol Corp., Class A	17,965	1,243,358
Corning, Inc.	55,401	1,529,622
FLIR Systems, Inc.	7,929	291,073
TE Connectivity Ltd.	20,694	1,541,082
		4,605,135
Energy Equipment & Services - 0.8%
Baker Hughes, Inc.	24,623	1,484,275
Halliburton Co.	50,347	2,691,551
Helmerich & Payne, Inc.	6,303	430,936
National Oilwell Varco, Inc.	21,998	889,159
Schlumberger Ltd.	81,029	6,511,490
TechnipFMC plc*	27,376	884,792
Transocean Ltd.*	22,672	313,327
		13,205,530
Equity Real Estate Investment Trusts (REITs) - 1.9%
American Tower Corp.	24,794	2,846,103
Apartment Investment & Management Co., Class A	9,136	425,098
AvalonBay Communities, Inc.	8,001	1,470,424
Boston Properties, Inc.	8,955	1,245,014
Crown Castle International Corp.	21,001	1,964,223
Digital Realty Trust, Inc.	9,256	999,648
Equinix, Inc.	4,156	1,562,947
Equity Residential	21,296	1,343,139
Essex Property Trust, Inc.	3,814	895,146
Extra Space Storage, Inc.	7,327	580,225
Federal Realty Investment Trust	4,180	588,251
GGP, Inc.*	34,009	845,464
HCP, Inc.	27,233	892,970
Host Hotels & Resorts, Inc.	43,087	775,135
Iron Mountain, Inc.	14,268	518,642
Kimco Realty Corp.	24,754	600,284
Macerich Co. (The)	7,031	473,749
Mid-America Apartment Communities, Inc.	6,611	679,148
Prologis, Inc.	30,785	1,571,574
Public Storage	8,686	1,975,718
Realty Income Corp.	15,060	922,877
Simon Property Group, Inc.	18,302	3,374,889
SL Green Realty Corp.	5,901	664,925
UDR, Inc.	15,567	568,195
Ventas, Inc.	20,626	1,341,721
Vornado Realty Trust	10,016	1,100,458
Welltower, Inc.	21,115	1,486,074
Weyerhaeuser Co.	43,568	1,469,113
		33,181,154
Food & Staples Retailing - 1.4%
Costco Wholesale Corp.	25,457	4,510,471
CVS Health Corp.	62,110	5,004,824
Kroger Co. (The)	54,988	1,748,618
Sysco Corp.	29,307	1,545,065
Walgreens Boots Alliance, Inc.	49,839	4,305,093
Wal-Mart Stores, Inc.	87,703	6,220,774
Whole Foods Market, Inc.	18,544	568,745
		23,903,590
Food Products - 1.1%
Archer-Daniels-Midland Co.	33,513	1,574,106
Campbell Soup Co.	11,285	669,765
Conagra Brands, Inc.	24,222	998,189
General Mills, Inc.	34,441	2,079,203
Hershey Co. (The)	8,123	880,127
Hormel Foods Corp.	15,718	554,059
JM Smucker Co. (The)	6,782	961,213
Kellogg Co.	14,717	1,090,088

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Kraft Heinz Co. (The)	34,737	3,178,783
McCormick & Co., Inc. (Non-Voting)	6,671	656,560
Mead Johnson Nutrition Co.	10,760	944,620
Mondelez International, Inc., Class A	89,948	3,950,516
Tyson Foods, Inc., Class A	16,924	1,058,765
		18,595,994
Health Care Equipment & Supplies - 1.7%
Abbott Laboratories	100,237	4,518,665
Baxter International, Inc.	28,508	1,451,627
Becton Dickinson and Co.	12,365	2,263,413
Boston Scientific Corp.*	79,303	1,946,889
Cooper Cos., Inc. (The)	2,839	565,358
CR Bard, Inc.	4,283	1,050,363
Danaher Corp.	35,452	3,032,919
DENTSPLY SIRONA, Inc.	13,446	854,090
Edwards Lifesciences Corp.*	12,455	1,171,268
Hologic, Inc.*	16,203	657,518
IDEXX Laboratories, Inc.*	5,221	756,732
Intuitive Surgical, Inc.*	2,257	1,663,409
Medtronic plc	79,966	6,470,049
Stryker Corp.	18,103	2,327,322
Varian Medical Systems, Inc.*	5,442	456,529
Zimmer Biomet Holdings, Inc.	11,664	1,365,621
		30,551,772
Health Care Providers & Services - 1.8%
Aetna, Inc.	20,436	2,631,339
AmerisourceBergen Corp.	9,741	891,399
Anthem, Inc.	15,342	2,528,668
Cardinal Health, Inc.	18,642	1,516,900
Centene Corp.*	9,955	701,828
Cigna Corp.	14,954	2,226,651
DaVita, Inc.*	9,196	638,294
Envision Healthcare Corp.*	6,834	478,380
Express Scripts Holding Co.*	35,913	2,537,253
HCA Holdings, Inc.*	17,020	1,484,825
Henry Schein, Inc.*	4,686	803,930
Humana, Inc.	8,683	1,834,284
Laboratory Corp. of America Holdings*	6,000	853,560
McKesson Corp.	12,350	1,854,105
Patterson Cos., Inc.	4,854	220,614
Quest Diagnostics, Inc.	8,073	786,633
UnitedHealth Group, Inc.	55,436	9,168,006
Universal Health Services, Inc., Class B	5,221	655,758
		31,812,427
Health Care Technology - 0.1%
Cerner Corp.*	17,596	968,484

Hotels, Restaurants & Leisure - 1.1%
Carnival Corp.	24,421	1,366,355
Chipotle Mexican Grill, Inc.*	1,686	705,996
Darden Restaurants, Inc.	7,167	535,231
Marriott International, Inc., Class A	18,650	1,622,363
McDonald’s Corp.	48,367	6,174,047
Royal Caribbean Cruises Ltd.	9,746	936,591
Starbucks Corp.	84,764	4,820,529
Wyndham Worldwide Corp.	6,278	522,581
Wynn Resorts Ltd.	4,624	444,598
Yum! Brands, Inc.	20,307	1,326,453
		18,454,744
Household Durables - 0.3%
DR Horton, Inc.	19,767	632,544
Garmin Ltd.	6,694	345,477
Harman International Industries, Inc.	4,063	453,512
Leggett & Platt, Inc.	7,784	382,817
Lennar Corp., Class A	11,443	558,304
Mohawk Industries, Inc.*	3,672	831,194
Newell Brands, Inc.	28,095	1,377,498
PulteGroup, Inc.	17,336	382,259
Whirlpool Corp.	4,373	780,974
		5,744,579
Household Products - 1.3%
Church & Dwight Co., Inc.	15,060	750,590
Clorox Co. (The)	7,497	1,025,664
Colgate-Palmolive Co.	51,768	3,778,029
Kimberly-Clark Corp.	20,860	2,764,993
Procter & Gamble Co. (The)	155,852	14,193,442
		22,512,718
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	38,389	442,241
NRG Energy, Inc.	18,373	304,257
		746,498
Industrial Conglomerates - 1.6%
3M Co.	35,028	6,527,468
General Electric Co.	515,215	15,358,559
Honeywell International, Inc.	44,387	5,526,181
Roper Technologies, Inc.	5,908	1,235,954
		28,648,162
Insurance - 1.8%
Aflac, Inc.	23,767	1,719,542
Allstate Corp. (The)	21,449	1,762,250
American International Group, Inc.	56,831	3,632,637
Aon plc	15,321	1,771,874
Arthur J. Gallagher & Co.	10,363	590,173
Assurant, Inc.	3,319	328,581
Chubb Ltd.	27,100	3,744,407
Cincinnati Financial Corp.	8,732	637,087
Hartford Financial Services Group, Inc. (The)	22,001	1,075,629
Lincoln National Corp.	13,314	934,110
Loews Corp.	16,094	756,096
Marsh & McLennan Cos., Inc.	30,029	2,206,531
MetLife, Inc.	64,014	3,356,894
Principal Financial Group, Inc.	15,580	974,373
Progressive Corp. (The)	33,798	1,324,206
Prudential Financial, Inc.	25,044	2,768,364
Torchmark Corp.	6,426	498,208
Travelers Cos., Inc. (The)	16,543	2,022,216
Unum Group	13,519	660,133
Willis Towers Watson plc	7,485	961,298
XL Group Ltd.	15,669	634,438
		32,359,047
Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc.*	22,969	19,409,724
Expedia, Inc.	7,033	837,208
Netflix, Inc.*	24,993	3,552,255
Priceline Group, Inc. (The)*	2,875	4,956,874
TripAdvisor, Inc.*	6,655	275,983
		29,032,044
Internet Software & Services - 3.0%
Akamai Technologies, Inc.*	10,092	631,759
Alphabet, Inc., Class A*	17,246	14,571,663
Alphabet, Inc., Class C*	17,283	14,227,538
eBay, Inc.*	60,550	2,052,645
Facebook, Inc., Class A*	136,329	18,478,033
VeriSign, Inc.*	5,298	436,926
Yahoo!, Inc.*	51,124	2,334,322
		52,732,886
IT Services - 2.5%
Accenture plc, Class A	36,125	4,425,313
Alliance Data Systems Corp.	3,364	817,385
Automatic Data Processing, Inc.	26,275	2,696,340
Cognizant Technology Solutions Corp., Class A*	35,335	2,094,305
CSRA, Inc.	8,471	252,605

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	19,116	1,572,673
Fiserv, Inc.*	12,641	1,458,771
Global Payments, Inc.	8,951	713,305
International Business Machines Corp.	50,391	9,061,310
Mastercard, Inc., Class A	55,434	6,123,240
Paychex, Inc.	18,745	1,151,318
PayPal Holdings, Inc.*	65,355	2,744,910
Teradata Corp.*	7,565	235,272
Total System Services, Inc.	9,636	524,969
Visa, Inc., Class A	108,766	9,564,882
Western Union Co. (The)	28,236	554,555
		43,991,153
Leisure Products - 0.1%
Hasbro, Inc.	6,542	633,723
Mattel, Inc.	19,920	512,542
		1,146,265
Life Sciences Tools & Services - 0.4%
Agilent Technologies, Inc.	18,894	969,262
Illumina, Inc.*	8,558	1,432,609
Mettler-Toledo International, Inc.*	1,530	728,617
PerkinElmer, Inc.	6,379	346,125
Thermo Fisher Scientific, Inc.	23,006	3,627,586
Waters Corp.*	4,692	727,213
		7,831,412
Machinery - 1.0%
Caterpillar, Inc.	34,076	3,293,786
Cummins, Inc.	8,979	1,333,292
Deere & Co.	16,847	1,844,578
Dover Corp.	9,048	724,745
Flowserve Corp.	7,598	352,927
Fortive Corp.	17,520	1,010,028
Illinois Tool Works, Inc.	18,397	2,428,588
Ingersoll-Rand plc	15,044	1,193,892
PACCAR, Inc.	20,415	1,363,926
Parker-Hannifin Corp.	7,768	1,202,797
Pentair plc	9,737	565,330
Snap-on, Inc.	3,379	573,315
Stanley Black & Decker, Inc.	8,777	1,115,995
Xylem, Inc.	10,449	502,806
		17,506,005
Media - 2.1%
CBS Corp. (Non-Voting), Class B	22,830	1,504,954
Charter Communications, Inc., Class A*	12,610	4,073,787
Comcast Corp., Class A	277,614	10,388,316
Discovery Communications, Inc., Class A*	8,848	254,468
Discovery Communications, Inc., Class C*	12,846	360,587
Interpublic Group of Cos., Inc. (The)	23,124	557,288
News Corp., Class A	22,245	285,181
News Corp., Class B	6,975	92,070
Omnicom Group, Inc.	13,737	1,169,019
Scripps Networks Interactive, Inc., Class A	5,547	448,031
TEGNA, Inc.	12,490	320,119
Time Warner, Inc.	44,911	4,410,709
Twenty-First Century Fox, Inc., Class A	61,665	1,845,017
Twenty-First Century Fox, Inc., Class B	28,370	832,660
Viacom, Inc., Class B	20,231	879,037
Walt Disney Co. (The)	85,271	9,387,484
		36,808,727
Metals & Mining - 0.2%
Freeport-McMoRan, Inc.*	77,156	1,033,890
Newmont Mining Corp.	30,911	1,058,393
Nucor Corp.	18,548	1,160,548
		3,252,831
Multiline Retail - 0.3%
Dollar General Corp.	14,802	1,080,842
Dollar Tree, Inc.*	13,748	1,054,197
Kohl’s Corp.	10,277	438,006
Macy’s, Inc.	17,804	591,449
Nordstrom, Inc.	6,764	315,608
Target Corp.	32,711	1,922,425
		5,402,527
Multi-Utilities - 0.7%
Ameren Corp.	14,133	772,934
CenterPoint Energy, Inc.	25,085	685,322
CMS Energy Corp.	16,254	723,628
Consolidated Edison, Inc.	17,749	1,367,383
Dominion Resources, Inc.	36,503	2,834,093
DTE Energy Co.	10,451	1,059,522
NiSource, Inc.	18,795	449,388
Public Service Enterprise Group, Inc.	29,463	1,354,709
SCANA Corp.	8,323	577,200
Sempra Energy	14,562	1,606,043
WEC Energy Group, Inc.	18,384	1,108,004
		12,538,226
Oil, Gas & Consumable Fuels - 3.7%
Anadarko Petroleum Corp.	32,551	2,104,422
Apache Corp.	22,097	1,162,081
Cabot Oil & Gas Corp.	27,088	593,227
Chesapeake Energy Corp.*	43,411	236,590
Chevron Corp.	109,944	12,368,700
Cimarex Energy Co.	5,529	695,106
Concho Resources, Inc.*	8,507	1,126,752
ConocoPhillips	72,161	3,432,699
Devon Energy Corp.	30,493	1,322,177
Enbridge, Inc.	4	182
EOG Resources, Inc.	33,571	3,256,051
EQT Corp.	10,060	602,493
Exxon Mobil Corp.	241,506	19,639,268
Hess Corp.	15,532	798,966
Kinder Morgan, Inc.	111,813	2,382,735
Marathon Oil Corp.	49,341	789,456
Marathon Petroleum Corp.	30,738	1,524,605
Murphy Oil Corp.	9,426	266,662
Newfield Exploration Co.*	11,487	418,816
Noble Energy, Inc.	24,966	909,012
Occidental Petroleum Corp.	44,504	2,917,237
ONEOK, Inc.	12,260	662,653
Phillips 66	25,784	2,016,051
Pioneer Natural Resources Co.	9,885	1,838,313
Range Resources Corp.	10,939	302,135
Southwestern Energy Co.*	28,582	214,651
Tesoro Corp.	6,808	579,974
Valero Energy Corp.	26,363	1,791,366
Williams Cos., Inc. (The)	47,516	1,346,603
		65,298,983
Personal Products - 0.1%
Coty, Inc., Class A	27,382	514,234
Estee Lauder Cos., Inc. (The), Class A	12,946	1,072,576
		1,586,810
Pharmaceuticals - 3.5%
Allergan plc	21,844	5,347,848
Bristol-Myers Squibb Co.	97,332	5,519,698
Eli Lilly & Co.	56,578	4,685,224
Endo International plc*	11,553	157,698
Johnson & Johnson	158,446	19,363,686
Mallinckrodt plc*	6,165	323,169
Merck & Co., Inc.	160,577	10,577,207

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Mylan NV*	26,804	1,121,747
Perrigo Co. plc	8,349	624,255
Pfizer, Inc.	353,423	12,058,793
Zoetis, Inc.	28,763	1,533,356
		61,312,681
Professional Services - 0.2%
Dun & Bradstreet Corp. (The)	2,141	225,961
Equifax, Inc.	6,974	914,361
Nielsen Holdings plc	19,567	867,992
Robert Half International, Inc.	7,505	362,041
Verisk Analytics, Inc.*	9,071	752,168
		3,122,523
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	17,484	622,780

Road & Rail - 0.6%
CSX Corp.	54,553	2,649,094
JB Hunt Transport Services, Inc.	5,097	500,372
Kansas City Southern	6,266	555,356
Norfolk Southern Corp.	17,001	2,057,631
Ryder System, Inc.	3,114	237,131
Union Pacific Corp.	47,997	5,180,796
		11,180,380
Semiconductors & Semiconductor Equipment - 2.2%
Analog Devices, Inc.	17,947	1,470,398
Applied Materials, Inc.	62,952	2,280,121
Broadcom Ltd.	23,142	4,881,342
First Solar, Inc.*	4,539	164,266
Intel Corp.	276,001	9,991,236
KLA-Tencor Corp.	9,106	820,633
Lam Research Corp.	9,482	1,123,996
Linear Technology Corp.	13,997	903,926
Microchip Technology, Inc.	12,580	912,302
Micron Technology, Inc.*	60,115	1,409,096
NVIDIA Corp.	31,391	3,185,559
Qorvo, Inc.*	7,438	491,652
QUALCOMM, Inc.	86,016	4,858,184
Skyworks Solutions, Inc.	10,821	1,025,939
Texas Instruments, Inc.	58,212	4,460,203
Xilinx, Inc.	14,708	865,124
		38,843,977
Software - 3.0%
Activision Blizzard, Inc.	39,822	1,797,167
Adobe Systems, Inc.*	28,959	3,427,008
Autodesk, Inc.*	11,405	984,251
CA, Inc.	18,251	588,960
Citrix Systems, Inc.*	9,086	717,340
Electronic Arts, Inc.*	17,573	1,520,065
Intuit, Inc.	14,200	1,781,248
Microsoft Corp.	452,839	28,972,639
Oracle Corp.	174,550	7,434,084
Red Hat, Inc.*	10,460	866,193
salesforce.com, Inc.*	37,179	3,024,512
Symantec Corp.	36,309	1,037,348
		52,150,815
Specialty Retail - 1.6%
Advance Auto Parts, Inc.	4,290	671,857
AutoNation, Inc.*	3,824	175,522
AutoZone, Inc.*	1,681	1,238,140
Bed Bath & Beyond, Inc.	8,856	357,782
Best Buy Co., Inc.	15,900	701,667
CarMax, Inc.*	11,087	715,555
Foot Locker, Inc.	7,880	596,280
Gap, Inc. (The)	12,776	317,100
Home Depot, Inc. (The)	70,945	10,280,640
L Brands, Inc.	13,988	736,049
Lowe’s Cos., Inc.	50,662	3,767,733
O’Reilly Automotive, Inc.*	5,501	1,494,677
Ross Stores, Inc.	23,098	1,584,061
Signet Jewelers Ltd.	4,055	257,857
Staples, Inc.	37,889	340,622
Tiffany & Co.	6,234	572,718
TJX Cos., Inc. (The)	37,968	2,978,590
Tractor Supply Co.	7,645	542,107
Ulta Beauty, Inc.*	3,415	933,763
Urban Outfitters, Inc.*	5,146	133,950
		28,396,670
Technology Hardware, Storage & Peripherals - 2.8%
Apple, Inc.	310,557	42,543,203
Hewlett Packard Enterprise Co.	97,026	2,214,133
HP, Inc.	99,642	1,730,781
NetApp, Inc.	16,038	670,870
Seagate Technology plc	17,153	826,603
Western Digital Corp.	16,627	1,278,284
Xerox Corp.	49,595	368,987
		49,632,861
Textiles, Apparel & Luxury Goods - 0.5%
Coach, Inc.	16,329	621,972
Hanesbrands, Inc.	22,013	440,480
Michael Kors Holdings Ltd.*	9,566	349,159
NIKE, Inc., Class B	77,821	4,448,248
PVH Corp.	4,619	423,100
Ralph Lauren Corp.	3,278	260,044
Under Armour, Inc., Class A*	10,701	220,655
Under Armour, Inc., Class C*	10,763	199,761
VF Corp.	19,275	1,010,974
		7,974,393
Tobacco - 1.2%
Altria Group, Inc.	113,584	8,509,713
Philip Morris International, Inc.	90,351	9,879,882
Reynolds American, Inc.	48,160	2,965,211
		21,354,806
Trading Companies & Distributors - 0.1%
Fastenal Co.	16,833	842,155
United Rentals, Inc.*	4,908	628,371
WW Grainger, Inc.	3,193	791,737
		2,262,263
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	10,366	808,548

TOTAL COMMON STOCKS (Cost $1,186,064,769)		1,184,527,174

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 10.9%

REPURCHASE AGREEMENT(c) - 10.9%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $191,473,984 (Cost $191,471,361)	191,471,361	191,471,361

Total Investments - 78.5% (Cost $1,377,536,130)		1,375,998,535
Other Assets Less Liabilities - 21.5%		377,635,416
Net assets - 100.0%		1,753,633,951

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $298,542,275.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$67,047,478
Aggregate gross unrealized depreciation	(73,001,425)
Net unrealized depreciation	$(5,953,947)
Federal income tax cost of investments	$1,381,952,482

Futures Contracts Purchased

Ultra S&P500® had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	1,918	3/17/2017	$226,563,750	$8,715,164

Cash collateral in the amount of $10,549,000 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Ultra S&P500® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$466,511,712	11/6/2017	Bank of America NA	0.88%	S&P 500®	$60,989,717
234,059,219	1/8/2018	Citibank NA	1.08%	S&P 500®	31,327,962
116,156,071	11/6/2017	Credit Suisse International	1.08%	S&P 500®	7,324,521
125,853,952	11/6/2017	Goldman Sachs International	1.26%	S&P 500®	27,257,149
621,143,755	11/6/2018	Goldman Sachs International	1.01%	SPDR® S&P 500® ETF Trust	68,193,363
106,901,674	11/6/2017	Morgan Stanley & Co. International plc	0.98%	S&P 500®	47,816,036
247,393,744	1/8/2018	Societe Generale	1.08%	S&P 500®	41,330,805
178,180,175	11/6/2017	UBS AG	1.13%	S&P 500®	29,213,205
$2,096,200,302					$313,452,758

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra QQQ®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.0%

Airlines - 0.3%
American Airlines Group, Inc.	69,534	3,223,596

Automobiles - 0.5%
Tesla, Inc.*	20,126	5,031,299

Beverages - 0.3%
Monster Beverage Corp.*	76,626	3,175,381

Biotechnology - 6.7%
Alexion Pharmaceuticals, Inc.*	30,096	3,950,100
Amgen, Inc.	99,839	17,624,579
Biogen, Inc.*	29,197	8,426,254
BioMarin Pharmaceutical, Inc.*	23,080	2,167,904
Celgene Corp.*	104,036	12,849,486
Gilead Sciences, Inc.	176,808	12,461,428
Incyte Corp.*	25,284	3,365,300
Regeneron Pharmaceuticals, Inc.*	13,899	5,191,277
Shire plc, ADR	10,934	1,975,774
Vertex Pharmaceuticals, Inc.*	33,288	3,016,559
		71,028,661
Commercial Services & Supplies - 0.1%
Cintas Corp.	14,080	1,661,581

Communications Equipment - 2.2%
Cisco Systems, Inc.	673,679	23,026,348

Equity Real Estate Investment Trusts (REITs) - 0.2%
SBA Communications Corp., Class A*	16,650	1,927,570

Food & Staples Retailing - 2.2%
Costco Wholesale Corp.	58,664	10,394,087
Walgreens Boots Alliance, Inc.	145,384	12,558,270
		22,952,357
Food Products - 2.3%
Kraft Heinz Co. (The)	163,365	14,949,531
Mondelez International, Inc., Class A	207,270	9,103,298
		24,052,829
Health Care Equipment & Supplies - 0.7%
DENTSPLY SIRONA, Inc.	30,985	1,968,167
Hologic, Inc.*	37,338	1,515,176
Intuitive Surgical, Inc.*	5,202	3,833,874
		7,317,217
Health Care Providers & Services - 0.7%
Express Scripts Holding Co.*	82,754	5,846,570
Henry Schein, Inc.*	10,803	1,853,363
		7,699,933
Health Care Technology - 0.2%
Cerner Corp.*	45,564	2,507,843

Hotels, Restaurants & Leisure - 1.6%
Marriott International, Inc., Class A	52,404	4,558,624
Norwegian Cruise Line Holdings Ltd.*	30,486	1,545,640
Starbucks Corp.	195,323	11,108,019
		17,212,283
Internet & Direct Marketing Retail - 8.0%
Amazon.com, Inc.*	63,768	53,886,511
Ctrip.com International Ltd., ADR*	56,302	2,670,967
Expedia, Inc.	18,416	2,192,241
JD.com, Inc., ADR*	122,978	3,759,437
Liberty Interactive Corp. QVC Group, Class A*	59,941	1,131,686
Liberty Ventures, Series A*	10,888	477,548
Netflix, Inc.*	57,595	8,185,977
Priceline Group, Inc. (The)*	6,624	11,420,637
TripAdvisor, Inc.*	17,836	739,659
		84,464,663
Internet Software & Services - 12.9%
Akamai Technologies, Inc.*	23,256	1,455,826
Alphabet, Inc., Class A*	39,738	33,575,828
Alphabet, Inc., Class C*	46,314	38,126,148
Baidu, Inc., ADR*	36,775	6,403,631
eBay, Inc.*	150,032	5,086,085
Facebook, Inc., Class A*	314,152	42,580,162
LogMeIn, Inc.	2	183
NetEase, Inc., ADR	10,246	3,125,645
Yahoo!, Inc.*	128,050	5,846,763
		136,200,271
IT Services - 2.3%
Automatic Data Processing, Inc.	60,548	6,213,436
Cognizant Technology Solutions Corp., Class A*	81,424	4,826,001
Fiserv, Inc.*	29,131	3,361,717
Paychex, Inc.	48,536	2,981,081
PayPal Holdings, Inc.*	161,940	6,801,480
		24,183,715
Leisure Products - 0.3%
Hasbro, Inc.	16,748	1,622,379
Mattel, Inc.	45,902	1,181,058
		2,803,437
Life Sciences Tools & Services - 0.3%
Illumina, Inc.*	19,714	3,300,124

Machinery - 0.3%
PACCAR, Inc.	47,042	3,142,876

Media - 5.3%
Charter Communications, Inc., Class A*	36,324	11,734,831
Comcast Corp., Class A	639,724	23,938,472
Discovery Communications, Inc., Class A*	20,391	586,445
Discovery Communications, Inc., Class C*	31,494	884,037
DISH Network Corp., Class A*	30,412	1,885,544
Liberty Global plc, Series C*	85,714	3,007,704
Liberty Global plc, Class A*	34,472	1,230,650
Liberty Global plc LiLAC, Class A*	6,848	167,434
Liberty Global plc LiLAC, Class C*	16,269	400,055
Sirius XM Holdings, Inc.	647,524	3,295,897
Twenty-First Century Fox, Inc., Class A	141,831	4,243,584
Twenty-First Century Fox, Inc., Class B	107,164	3,145,263
Viacom, Inc., Class B	46,621	2,025,683
		56,545,599
Multiline Retail - 0.2%
Dollar Tree, Inc.*	31,642	2,426,308

Pharmaceuticals - 0.3%
Mylan NV*	71,813	3,005,374

Professional Services - 0.2%
Verisk Analytics, Inc.*	22,472	1,863,378

Road & Rail - 0.7%
CSX Corp.	125,704	6,104,186
JB Hunt Transport Services, Inc.	15,055	1,477,950
		7,582,136
Semiconductors & Semiconductor Equipment - 8.3%
Analog Devices, Inc.	41,360	3,388,625
Applied Materials, Inc.	145,063	5,254,182
Broadcom Ltd.	53,323	11,247,420
Intel Corp.	636,000	23,023,200
KLA-Tencor Corp.	20,981	1,890,808
Lam Research Corp.	21,852	2,590,336
Maxim Integrated Products, Inc.	38,020	1,684,286
Microchip Technology, Inc.	28,992	2,102,500
Micron Technology, Inc.*	139,782	3,276,490
NVIDIA Corp.	72,336	7,340,657
QUALCOMM, Inc.	198,206	11,194,675
Skyworks Solutions, Inc.	24,938	2,364,372
Texas Instruments, Inc.	134,137	10,277,577
Xilinx, Inc.	33,888	1,993,292
		87,628,420
Software - 9.2%
Activision Blizzard, Inc.	99,744	4,501,447
Adobe Systems, Inc.*	66,731	7,896,947
Autodesk, Inc.*	29,780	2,570,014
CA, Inc.	56,075	1,809,540
Check Point Software Technologies Ltd.*	23,015	2,276,414
Citrix Systems, Inc.*	20,931	1,652,502
Electronic Arts, Inc.*	40,496	3,502,904
Intuit, Inc.	34,447	4,321,032
Microsoft Corp.	1,043,493	66,762,682
Symantec Corp.	83,667	2,390,366
		97,683,848
Specialty Retail - 1.0%
O’Reilly Automotive, Inc.*	12,677	3,444,468
Ross Stores, Inc.	53,223	3,650,033
Tractor Supply Co.	17,613	1,248,938
Ulta Beauty, Inc.*	8,371	2,288,882
		10,632,321
Technology Hardware, Storage & Peripherals - 9.7%
Apple, Inc.	715,627	98,033,743
Seagate Technology plc	39,526	1,904,758
Western Digital Corp.	38,314	2,945,580
		102,884,081
Trading Companies & Distributors - 0.2%
Fastenal Co.	38,792	1,940,764

Wireless Telecommunication Services - 0.8%
T-Mobile US, Inc.*	110,586	6,914,943
Vodafone Group plc, ADR	57,727	1,466,843
		8,381,786
TOTAL COMMON STOCKS (Cost $761,424,598)		825,485,999

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT(a) - 6.8%

REPURCHASE AGREEMENT(b) - 6.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $71,634,500 (Cost $71,633,519)	71,633,519	71,633,519

Total Investments - 84.8% (Cost $833,058,117)		897,119,518
Other Assets Less Liabilities - 15.2%		161,289,628
Net assets - 100.0%		1,058,409,146

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $78,199,296.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations

ADR               American Depositary Receipt

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$93,549,443
Aggregate gross unrealized depreciation	(30,550,670)
Net unrealized appreciation	$62,998,773
Federal income tax cost of investments	$834,120,745

Futures Contracts Purchased

Ultra QQQ® had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	933	3/17/2017	$99,495,120	$5,446,407

Cash collateral in the amount of $4,002,570 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Ultra QQQ® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$373,811,865	11/6/2017	Bank of America NA	0.98%	NASDAQ-100 Index®	$39,873,040
164,093,288	11/6/2017	Citibank NA	1.16%	NASDAQ-100 Index®	18,950,343
77,696,142	11/6/2018	Credit Suisse International	1.18%	NASDAQ-100 Index®	6,247,914
33,142,406	11/6/2017	Goldman Sachs International	1.26%	NASDAQ-100 Index®	12,895,335
84,096,196	11/6/2017	Goldman Sachs International	1.01%	PowerShares QQQ TrustSM, Series 1	21,880,091
25,245,901	11/6/2017	Morgan Stanley & Co. International plc	1.18%	NASDAQ-100 Index®	910,295
181,742,817	11/6/2017	Morgan Stanley & Co. International plc	1.18%	PowerShares QQQ TrustSM, Series 1	26,420,329
171,739,698	11/6/2017	Societe Generale	1.13%	NASDAQ-100 Index®	16,259,734
80,311,709	11/6/2018	UBS AG	1.28%	NASDAQ-100 Index®	9,484,830
$1,191,880,022					$152,921,911

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Dow30SM

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 76.8%

Aerospace & Defense - 7.4%
Boeing Co. (The)	84,575	15,242,952
United Technologies Corp.	84,575	9,518,916
		24,761,868
Banks - 2.3%
JPMorgan Chase & Co.	84,575	7,664,186

Beverages - 1.0%
Coca-Cola Co. (The)	84,575	3,548,767

Capital Markets - 6.3%
Goldman Sachs Group, Inc. (The)	84,575	20,979,675

Chemicals - 2.0%
EI du Pont de Nemours & Co.	84,575	6,642,520

Communications Equipment - 0.9%
Cisco Systems, Inc.	84,575	2,890,773

Consumer Finance - 2.0%
American Express Co.	84,575	6,771,075

Diversified Telecommunication Services - 1.2%
Verizon Communications, Inc.	84,575	4,197,457

Food & Staples Retailing - 1.8%
Wal-Mart Stores, Inc.	84,575	5,998,905

Health Care Providers & Services - 4.2%
UnitedHealth Group, Inc.	84,575	13,987,013

Hotels, Restaurants & Leisure - 3.2%
McDonald’s Corp.	84,575	10,795,999

Household Products - 2.3%
Procter & Gamble Co. (The)	84,575	7,702,245

Industrial Conglomerates - 5.5%
3M Co.	84,575	15,760,551
General Electric Co.	84,575	2,521,181
		18,281,732
Insurance - 3.1%
Travelers Cos., Inc. (The)	84,575	10,338,448

IT Services - 6.8%
International Business Machines Corp.	84,575	15,208,276
Visa, Inc., Class A	84,575	7,437,526
		22,645,802
Machinery - 2.4%
Caterpillar, Inc.	84,575	8,175,020

Media - 2.8%
Walt Disney Co. (The)	84,575	9,310,862

Oil, Gas & Consumable Fuels - 4.9%
Chevron Corp.	84,575	9,514,688
Exxon Mobil Corp.	84,575	6,877,639
		16,392,327
Pharmaceuticals - 5.6%
Johnson & Johnson	84,575	10,335,911
Merck & Co., Inc.	84,575	5,570,955
Pfizer, Inc.	84,575	2,885,699
		18,792,565
Semiconductors & Semiconductor Equipment - 0.9%
Intel Corp.	84,575	3,061,615

Software - 1.6%
Microsoft Corp.	84,575	5,411,109

Specialty Retail - 3.7%
Home Depot, Inc. (The)	84,575	12,255,763

Technology Hardware, Storage & Peripherals - 3.5%
Apple, Inc.	84,575	11,585,929

Textiles, Apparel & Luxury Goods - 1.4%
NIKE, Inc., Class B	84,575	4,834,307

TOTAL COMMON STOCKS (Cost $233,741,496)		257,025,962

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 10.1%

REPURCHASE AGREEMENT(b) - 10.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $33,972,276 (Cost $33,971,812)	33,971,812	33,971,812

Total Investments - 86.9% (Cost $267,713,308)		290,997,774
Other Assets Less Liabilities - 13.1%		43,714,490
Net assets - 100.0%		334,712,264

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $42,367,117.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,184,019
Aggregate gross unrealized depreciation	(2,972,125)
Net unrealized appreciation	$22,211,894
Federal income tax cost of investments	$268,785,880

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Dow30SM had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	291	3/17/2017	$30,269,820	$1,340,763

Cash collateral in the amount of $1,280,400 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Ultra Dow30SM had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$77,563,062	11/6/2018	Bank of America NA	1.03%	Dow Jones Industrial AverageSM	$11,042,250
49,873,491	11/6/2018	Citibank NA	1.11%	Dow Jones Industrial AverageSM	792,356
24,982,043	11/6/2017	Credit Suisse International	1.23%	Dow Jones Industrial AverageSM	3,553,754
34,768,600	11/6/2017	Goldman Sachs International	1.21%	Dow Jones Industrial AverageSM	5,964,946
81,326,123	11/6/2017	Morgan Stanley & Co. International plc	1.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	9,227,966
25,354,974	11/6/2017	Societe Generale	1.13%	Dow Jones Industrial AverageSM	2,895,683
88,258,351	11/6/2018	UBS AG	0.93%	Dow Jones Industrial AverageSM	6,017,346
$382,126,644					$39,494,301

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MidCap400

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.6%

Aerospace & Defense - 1.7%
B/E Aerospace, Inc.	7,445	473,502
Curtiss-Wright Corp.	3,241	317,067
Esterline Technologies Corp.*	2,167	192,646
Huntington Ingalls Industries, Inc.	3,398	742,463
KLX, Inc.*	3,861	194,363
Orbital ATK, Inc.	4,291	396,574
Teledyne Technologies, Inc.*	2,560	336,410
		2,653,025
Airlines - 0.3%
JetBlue Airways Corp.*	23,723	473,511

Auto Components - 0.5%
Cooper Tire & Rubber Co.	3,914	158,321
Dana, Inc.	10,539	199,082
Gentex Corp.	20,995	441,525
		798,928
Automobiles - 0.3%
Thor Industries, Inc.	3,506	388,535

Banks - 5.7%
Associated Banc-Corp.	10,850	279,387
BancorpSouth, Inc.	6,245	193,595
Bank of Hawaii Corp.	3,128	264,191
Bank of the Ozarks, Inc.	6,659	364,447
Cathay General Bancorp	5,434	213,447
Chemical Financial Corp.	5,170	275,406
Commerce Bancshares, Inc.	6,388	376,996
Cullen/Frost Bankers, Inc.	4,106	379,682
East West Bancorp, Inc.	10,564	571,724
First Horizon National Corp.	17,091	340,795
FNB Corp.	15,292	238,096
Fulton Financial Corp.	12,696	242,811
Hancock Holding Co.	6,088	288,876
International Bancshares Corp.	4,254	161,865
MB Financial, Inc.	5,205	234,329
PacWest Bancorp	8,814	485,651
PrivateBancorp, Inc.	5,839	330,487
Prosperity Bancshares, Inc.	5,092	379,558
Signature Bank*	3,934	619,644
SVB Financial Group*	3,817	728,627
Synovus Financial Corp.	8,962	378,376
TCF Financial Corp.	12,531	218,039
Trustmark Corp.	4,955	163,713
UMB Financial Corp.	3,196	251,909
Umpqua Holdings Corp.	16,136	303,518
Valley National Bancorp	18,651	230,713
Webster Financial Corp.	6,721	369,185
		8,885,067
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	662	105,026

Biotechnology - 0.6%
Bioverativ, Inc.*	7,954	414,244
United Therapeutics Corp.*	3,108	459,114
		873,358
Building Products - 0.7%
AO Smith Corp.	10,823	545,046
Lennox International, Inc.	2,839	467,356
		1,012,402
Capital Markets - 2.8%
Eaton Vance Corp.	8,312	387,589
FactSet Research Systems, Inc.	2,926	520,535
Federated Investors, Inc., Class B	6,816	185,191
Janus Capital Group, Inc.	10,438	132,145
Legg Mason, Inc.	6,588	248,499
MarketAxess Holdings, Inc.	2,754	537,664
MSCI, Inc.	6,897	652,387
Raymond James Financial, Inc.	9,259	727,387
SEI Investments Co.	9,849	495,897
Stifel Financial Corp.*	4,855	261,976
Waddell & Reed Financial, Inc., Class A	6,068	116,748
WisdomTree Investments, Inc.	8,395	76,479
		4,342,497
Chemicals - 2.6%
Ashland Global Holdings, Inc.	4,556	549,727
Cabot Corp.	4,568	264,853
Chemours Co. (The)	13,324	448,486
Minerals Technologies, Inc.	2,560	197,760
NewMarket Corp.	677	294,962
Olin Corp.	12,111	376,410
PolyOne Corp.	6,139	206,761
RPM International, Inc.	9,773	520,803
Scotts Miracle-Gro Co. (The)	3,258	295,273
Sensient Technologies Corp.	3,264	260,924
Valspar Corp. (The)	5,349	594,916
		4,010,875
Commercial Services & Supplies - 1.2%
Clean Harbors, Inc.*	3,827	221,813
Copart, Inc.*	7,473	441,953
Deluxe Corp.	3,561	262,054
Herman Miller, Inc.	4,395	130,971
HNI Corp.	3,263	149,511
MSA Safety, Inc.	2,287	165,236
Pitney Bowes, Inc.	13,612	185,668
Rollins, Inc.	7,024	256,797
		1,814,003
Communications Equipment - 1.2%
ARRIS International plc*	13,972	360,478
Brocade Communications Systems, Inc.	29,481	362,911
Ciena Corp.*	10,211	268,958
InterDigital, Inc.	2,512	211,134
NetScout Systems, Inc.*	6,710	247,934
Plantronics, Inc.	2,439	130,633
ViaSat, Inc.*	3,774	259,802
		1,841,850
Construction & Engineering - 0.9%
AECOM*	11,281	410,064
Dycom Industries, Inc.*	2,305	189,425
EMCOR Group, Inc.	4,444	273,217
Granite Construction, Inc.	2,902	153,835
KBR, Inc.	10,455	157,348
Valmont Industries, Inc.	1,649	259,305
		1,443,194
Construction Materials - 0.2%
Eagle Materials, Inc.	3,533	366,407

Consumer Finance - 0.2%
SLM Corp.*	31,383	376,282

Containers & Packaging - 1.4%
AptarGroup, Inc.	4,594	342,299
Bemis Co., Inc.	6,867	340,397
Greif, Inc., Class A	1,889	107,730
Owens-Illinois, Inc.*	11,886	235,343
Packaging Corp. of America	6,843	632,499
Silgan Holdings, Inc.	2,742	163,478
Sonoco Products Co.	7,317	390,142
		2,211,888

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Distributors - 0.2%
Pool Corp.	3,029	347,457
Diversified Consumer Services - 0.6%
DeVry Education Group, Inc.	4,176	134,259
Graham Holdings Co., Class B	341	183,543
Service Corp. International	13,959	428,960
Sotheby’s*	3,377	152,404
		899,166
Electric Utilities - 1.5%
Great Plains Energy, Inc.	15,776	458,451
Hawaiian Electric Industries, Inc.	7,952	264,643
IDACORP, Inc.	3,693	306,260
OGE Energy Corp.	14,634	538,970
PNM Resources, Inc.	5,837	211,883
Westar Energy, Inc.	10,390	560,852
		2,341,059
Electrical Equipment - 0.6%
EnerSys	3,183	244,231
Hubbell, Inc.	3,772	447,435
Regal Beloit Corp.	3,280	244,196
		935,862
Electronic Equipment, Instruments & Components - 3.3%
Arrow Electronics, Inc.*	6,565	473,993
Avnet, Inc.	9,352	430,940
Belden, Inc.	3,088	218,167
Cognex Corp.	6,278	482,213
IPG Photonics Corp.*	2,724	322,249
Jabil Circuit, Inc.	13,599	346,911
Keysight Technologies, Inc.*	12,452	468,195
Knowles Corp.*	6,502	123,083
Littelfuse, Inc.	1,651	266,554
National Instruments Corp.	7,747	249,763
SYNNEX Corp.	2,128	248,806
Tech Data Corp.*	2,581	224,547
Trimble, Inc.*	18,362	569,773
VeriFone Systems, Inc.*	8,131	168,068
Vishay Intertechnology, Inc.	9,808	155,457
Zebra Technologies Corp., Class A*	3,868	350,866
		5,099,585
Energy Equipment & Services - 1.2%
Diamond Offshore Drilling, Inc.*	4,724	79,552
Dril-Quip, Inc.*	2,754	168,958
Ensco plc, Class A	22,212	216,345
Nabors Industries Ltd.	20,768	304,044
Noble Corp. plc	17,824	119,064
Oceaneering International, Inc.	7,186	203,508
Oil States International, Inc.*	3,765	138,552
Patterson-UTI Energy, Inc.	12,008	331,661
Rowan Cos. plc, Class A*	9,191	166,541
Superior Energy Services, Inc.*	11,119	183,463
		1,911,688
Equity Real Estate Investment Trusts (REITs) - 8.2%
Alexandria Real Estate Equities, Inc.	6,505	776,112
American Campus Communities, Inc.	9,680	494,648
Camden Property Trust	6,410	542,607
Care Capital Properties, Inc.	6,153	161,762
CoreCivic, Inc.	8,613	290,258
Corporate Office Properties Trust	6,944	236,721
Cousins Properties, Inc.	30,647	262,032
CyrusOne, Inc.	5,446	277,201
DCT Industrial Trust, Inc.	6,670	319,093
Douglas Emmett, Inc.	10,548	425,506
Duke Realty Corp.	25,991	666,409
Education Realty Trust, Inc.	5,352	225,587
EPR Properties	4,663	358,864
Equity One, Inc.	6,807	215,510
First Industrial Realty Trust, Inc.	8,568	230,479
Healthcare Realty Trust, Inc.	8,491	271,372
Highwoods Properties, Inc.	7,344	385,487
Hospitality Properties Trust	12,037	382,536
Kilroy Realty Corp.	7,154	551,931
Lamar Advertising Co., Class A	6,061	457,484
LaSalle Hotel Properties	8,287	239,494
Liberty Property Trust	10,772	424,848
Life Storage, Inc.	3,400	301,342
Mack-Cali Realty Corp.	6,572	191,574
Medical Properties Trust, Inc.	23,467	314,927
National Retail Properties, Inc.	10,781	487,732
Omega Healthcare Investors, Inc.	14,300	466,752
Potlatch Corp.	2,969	131,378
Quality Care Properties, Inc.*	6,859	130,184
Rayonier, Inc.	8,979	257,159
Regency Centers Corp.	7,657	538,670
Senior Housing Properties Trust	17,406	356,823
Tanger Factory Outlet Centers, Inc.	7,039	238,411
Taubman Centers, Inc.	4,428	308,897
Uniti Group, Inc.*	10,274	297,638
Urban Edge Properties	6,724	186,457
Washington Prime Group, Inc.	13,587	125,951
Weingarten Realty Investors	8,633	306,213
		12,836,049
Food & Staples Retailing - 0.4%
Casey’s General Stores, Inc.	2,871	328,959
Sprouts Farmers Market, Inc.*	9,804	180,982
United Natural Foods, Inc.*	3,701	159,328
		669,269
Food Products - 2.3%
Dean Foods Co.	6,631	120,949
Flowers Foods, Inc.	13,389	257,872
Hain Celestial Group, Inc. (The)*	7,581	268,216
Ingredion, Inc.	5,306	641,442
Lamb Weston Holdings, Inc.	10,164	398,327
Lancaster Colony Corp.	1,427	188,079
Post Holdings, Inc.*	4,754	389,210
Snyder’s-Lance, Inc.	6,272	248,246
Tootsie Roll Industries, Inc.	1,274	49,877
TreeHouse Foods, Inc.*	4,157	353,678
WhiteWave Foods Co. (The)*	12,986	715,269
		3,631,165
Gas Utilities - 1.7%
Atmos Energy Corp.	7,618	596,413
National Fuel Gas Co.	6,240	376,272
New Jersey Resources Corp.	6,309	248,575
ONE Gas, Inc.	3,828	250,925
Southwest Gas Holdings, Inc.	3,479	297,559
UGI Corp.	12,676	611,364
WGL Holdings, Inc.	3,751	313,171
		2,694,279
Health Care Equipment & Supplies - 2.7%
ABIOMED, Inc.*	2,956	348,719
Align Technology, Inc.*	5,489	564,050
Globus Medical, Inc., Class A*	5,271	146,587
Halyard Health, Inc.*	3,421	133,624
Hill-Rom Holdings, Inc.	4,382	291,184
LivaNova plc*	3,206	161,582
NuVasive, Inc.*	3,690	275,864
ResMed, Inc.	10,329	743,998
STERIS plc	6,243	437,822
Teleflex, Inc.	3,229	617,320
West Pharmaceutical Services, Inc.	5,363	442,287
		4,163,037
Health Care Providers & Services - 1.5%
HealthSouth Corp.	6,580	278,466
LifePoint Health, Inc.*	2,943	188,499
MEDNAX, Inc.*	6,788	483,238

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Molina Healthcare, Inc.*	3,123	151,497
Owens & Minor, Inc.	4,508	162,649
Tenet Healthcare Corp.*	5,841	112,731
VCA, Inc.*	5,946	540,491
WellCare Health Plans, Inc.*	3,245	458,194
		2,375,765
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	13,563	165,197

Hotels, Restaurants & Leisure - 2.1%
Brinker International, Inc.	3,639	153,711
Buffalo Wild Wings, Inc.*	1,334	206,770
Cheesecake Factory, Inc. (The)	3,232	197,314
Churchill Downs, Inc.	913	137,224
Cracker Barrel Old Country Store, Inc.	1,762	283,664
Domino’s Pizza, Inc.	3,523	668,701
Dunkin’ Brands Group, Inc.	6,722	369,777
International Speedway Corp., Class A	1,895	70,304
Jack in the Box, Inc.	2,369	221,999
Panera Bread Co., Class A*	1,600	369,280
Papa John’s International, Inc.	1,947	153,657
Texas Roadhouse, Inc.	4,703	198,937
Wendy’s Co. (The)	14,691	204,793
		3,236,131
Household Durables - 1.2%
CalAtlantic Group, Inc.	5,357	189,263
Helen of Troy Ltd.*	2,043	199,601
KB Home	6,096	108,204
NVR, Inc.*	259	501,157
Tempur Sealy International, Inc.*	3,691	170,487
Toll Brothers, Inc.*	10,936	373,355
TRI Pointe Group, Inc.*	10,674	127,448
Tupperware Brands Corp.	3,705	223,745
		1,893,260
Household Products - 0.2%
Energizer Holdings, Inc.	4,524	248,187

Industrial Conglomerates - 0.3%
Carlisle Cos., Inc.	4,727	488,299

Insurance - 4.2%
Alleghany Corp.*	1,130	729,754
American Financial Group, Inc.	5,345	502,751
Aspen Insurance Holdings Ltd.	4,413	247,349
Brown & Brown, Inc.	8,425	363,118
CNO Financial Group, Inc.	12,717	265,913
Endurance Specialty Holdings Ltd.	4,706	437,329
Everest Re Group Ltd.	2,995	704,244
First American Financial Corp.	8,047	314,396
Genworth Financial, Inc., Class A*	36,519	149,363
Hanover Insurance Group, Inc. (The)	3,117	280,592
Kemper Corp.	3,563	151,249
Mercury General Corp.	2,673	156,718
Old Republic International Corp.	17,896	370,626
Primerica, Inc.	3,356	270,997
Reinsurance Group of America, Inc.	4,705	611,932
RenaissanceRe Holdings Ltd.	3,016	445,282
WR Berkley Corp.	7,115	505,307
		6,506,920
Internet & Direct Marketing Retail - 0.1%
HSN, Inc.	2,333	87,954

Internet Software & Services - 0.5%
j2 Global, Inc.	3,519	286,517
LogMeIn, Inc.	3,822	350,668
WebMD Health Corp.*	2,710	140,649
		777,834
IT Services - 3.1%
Acxiom Corp.*	5,677	161,908
Broadridge Financial Solutions, Inc.	8,726	604,974
Computer Sciences Corp.	10,319	707,471
Convergys Corp.	6,988	152,897
CoreLogic, Inc.*	6,329	248,034
DST Systems, Inc.	2,344	280,342
Gartner, Inc.*	6,053	624,730
Jack Henry & Associates, Inc.	5,723	536,646
Leidos Holdings, Inc.	10,467	557,891
MAXIMUS, Inc.	4,746	283,194
NeuStar, Inc., Class A*	3,998	132,534
Science Applications International Corp.	3,285	285,696
WEX, Inc.*	2,819	313,557
		4,889,874
Leisure Products - 0.5%
Brunswick Corp.	6,572	393,597
Polaris Industries, Inc.	4,366	372,027
Vista Outdoor, Inc.*	4,309	87,171
		852,795
Life Sciences Tools & Services - 0.7%
Bio-Rad Laboratories, Inc., Class A*	1,521	296,047
Bio-Techne Corp.	2,734	290,679
Charles River Laboratories International, Inc.*	3,469	301,699
PAREXEL International Corp.*	3,904	252,550
		1,140,975
Machinery - 3.7%
AGCO Corp.	4,940	300,945
Crane Co.	3,653	264,075
Donaldson Co., Inc.	9,676	415,584
Graco, Inc.	4,081	370,392
IDEX Corp.	5,587	515,066
ITT, Inc.	6,463	264,789
Joy Global, Inc.	7,193	202,771
Kennametal, Inc.	5,857	217,236
Lincoln Electric Holdings, Inc.	4,548	382,987
Nordson Corp.	3,897	467,796
Oshkosh Corp.	5,457	370,476
Terex Corp.	7,760	242,422
Timken Co. (The)	5,131	226,790
Toro Co. (The)	8,010	482,282
Trinity Industries, Inc.	11,157	299,454
Wabtec Corp.	6,527	522,943
Woodward, Inc.	4,064	286,309
		5,832,317
Marine - 0.2%
Kirby Corp.*	3,946	273,063

Media - 1.1%
AMC Networks, Inc., Class A*	4,319	258,319
Cable One, Inc.	343	214,519
Cinemark Holdings, Inc.	7,749	324,451
John Wiley & Sons, Inc., Class A	3,292	171,842
Live Nation Entertainment, Inc.*	9,690	275,293
Meredith Corp.	2,677	167,848
New York Times Co. (The), Class A	8,926	128,534
Time, Inc.	7,259	127,396
		1,668,202
Metals & Mining - 1.8%
Allegheny Technologies, Inc.	7,982	153,334
Carpenter Technology Corp.	3,416	138,553
Commercial Metals Co.	8,466	178,887
Compass Minerals International, Inc.	2,475	187,605
Reliance Steel & Aluminum Co.	5,317	450,084

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Royal Gold, Inc.	4,786	316,115
Steel Dynamics, Inc.	17,866	653,896
United States Steel Corp.	12,637	489,305
Worthington Industries, Inc.	3,211	157,499
		2,725,278
Multiline Retail - 0.3%
Big Lots, Inc.	3,262	167,471
Dillard’s, Inc., Class A	1,901	103,643
JC Penney Co., Inc.*	22,592	143,233
		414,347
Multi-Utilities - 0.8%
Black Hills Corp.	3,894	252,643
MDU Resources Group, Inc.	14,311	387,971
NorthWestern Corp.	3,542	207,207
Vectren Corp.	6,072	342,157
		1,189,978
Oil, Gas & Consumable Fuels - 1.5%
CONSOL Energy, Inc.*	12,946	201,569
Denbury Resources, Inc.*	29,194	79,116
Energen Corp.*	7,113	373,432
Gulfport Energy Corp.*	11,318	196,254
HollyFrontier Corp.	12,882	377,185
QEP Resources, Inc.*	17,554	241,543
SM Energy Co.	7,078	174,473
Western Refining, Inc.	5,800	211,816
World Fuel Services Corp.	5,164	186,782
WPX Energy, Inc.*	28,539	368,153
		2,410,323
Paper & Forest Products - 0.3%
Domtar Corp.	4,586	174,680
Louisiana-Pacific Corp.*	10,422	245,751
		420,431
Personal Products - 0.3%
Avon Products, Inc.*	32,060	141,064
Edgewell Personal Care Co.*	4,244	313,377
		454,441
Pharmaceuticals - 0.4%
Akorn, Inc.*	6,424	133,683
Catalent, Inc.*	9,141	262,347
Prestige Brands Holdings, Inc.*	3,879	219,629
		615,659
Professional Services - 0.5%
CEB, Inc.	2,362	183,173
FTI Consulting, Inc.*	3,105	124,945
ManpowerGroup, Inc.	4,914	476,855
		784,973
Real Estate Management & Development - 0.3%
Alexander & Baldwin, Inc.	3,377	151,391
Jones Lang LaSalle, Inc.	3,313	380,001
		531,392
Road & Rail - 0.9%
Avis Budget Group, Inc.*	6,441	222,730
Genesee & Wyoming, Inc., Class A*	4,492	333,037
Landstar System, Inc.	3,062	265,781
Old Dominion Freight Line, Inc.*	5,074	465,590
Werner Enterprises, Inc.	3,273	91,644
		1,378,782
Semiconductors & Semiconductor Equipment - 2.2%
Advanced Micro Devices, Inc.*	55,693	805,321
Cirrus Logic, Inc.*	4,668	252,445
Cree, Inc.*	7,306	198,285
Cypress Semiconductor Corp.	23,535	312,309
Integrated Device Technology, Inc.*	9,822	234,844
Microsemi Corp.*	8,402	435,391
Monolithic Power Systems, Inc.	2,742	241,214
Silicon Laboratories, Inc.*	3,060	206,550
Synaptics, Inc.*	2,558	135,958
Teradyne, Inc.	14,745	419,348
Versum Materials, Inc.*	7,964	241,389
		3,483,054
Software - 3.6%
ACI Worldwide, Inc.*	8,595	168,204
ANSYS, Inc.*	6,340	676,858
Cadence Design Systems, Inc.*	21,009	649,178
CDK Global, Inc.	10,955	727,741
CommVault Systems, Inc.*	3,087	151,417
Fair Isaac Corp.	2,267	294,869
Fortinet, Inc.*	10,778	402,558
Manhattan Associates, Inc.*	5,217	261,633
Mentor Graphics Corp.	8,025	297,727
PTC, Inc.*	8,472	456,556
Synopsys, Inc.*	11,090	792,270
Tyler Technologies, Inc.*	2,442	370,329
Ultimate Software Group, Inc. (The)*	2,125	410,954
		5,660,294
Specialty Retail - 1.5%
Aaron’s, Inc.	4,658	127,070
American Eagle Outfitters, Inc.	12,528	198,569
Cabela’s, Inc.*	3,764	176,306
Chico’s FAS, Inc.	9,468	137,097
CST Brands, Inc.	5,547	266,977
Dick’s Sporting Goods, Inc.	6,444	315,434
GameStop Corp., Class A	7,465	182,445
Murphy USA, Inc.*	2,659	169,378
Office Depot, Inc.	38,718	161,454
Sally Beauty Holdings, Inc.*	10,560	230,947
Williams-Sonoma, Inc.	5,968	289,985
		2,255,662
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp.*	7,822	118,894
Diebold Nixdorf, Inc.	5,506	166,281
NCR Corp.*	9,093	437,101
		722,276
Textiles, Apparel & Luxury Goods - 0.6%
Carter’s, Inc.	3,618	318,420
Deckers Outdoor Corp.*	2,351	124,203
Fossil Group, Inc.*	3,069	58,035
Kate Spade & Co.*	9,390	224,046
Skechers U.S.A., Inc., Class A*	9,770	250,796
		975,500
Thrifts & Mortgage Finance - 0.5%
New York Community Bancorp, Inc.	35,690	545,343
Washington Federal, Inc.	6,528	220,973
		766,316
Trading Companies & Distributors - 0.6%
GATX Corp.	2,924	169,826
MSC Industrial Direct Co., Inc., Class A	3,271	329,030
NOW, Inc.*	7,876	150,746
Watsco, Inc.	2,221	329,308
		978,910
Water Utilities - 0.3%
Aqua America, Inc.	12,997	412,525

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	6,849	185,128

TOTAL COMMON STOCKS (Cost $119,659,252)		123,927,506

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT(a) - 6.2%

REPURCHASE AGREEMENT(b) - 6.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $9,719,230 (Cost $9,719,098)	9,719,098	9,719,098

Total Investments - 85.8% (Cost $129,378,350)		133,646,604
Other Assets Less Liabilities - 14.2%		22,071,614
Net assets - 100.0%		155,718,218

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $18,647,669.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$11,414,680
Aggregate gross unrealized depreciation	(7,991,561)
Net unrealized appreciation	$3,423,119
Federal income tax cost of investments	$130,223,485

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra MidCap400 had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	58	3/17/2017	$10,021,240	$206,643

Cash collateral in the amount of $459,360 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Ultra MidCap400 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$39,602,267	11/6/2018	Bank of America NA	0.78%	S&P MidCap 400®	$4,451,839
27,811,720	11/6/2017	Citibank NA	0.91%	S&P MidCap 400®	4,108,384
16,076,381	11/6/2017	Credit Suisse International	1.08%	S&P MidCap 400®	1,810,092
9,223,548	1/8/2018	Goldman Sachs International	1.16%	S&P MidCap 400®	4,353,432
37,512,295	11/6/2018	Goldman Sachs International	0.91%	SPDR® S&P MidCap 400® ETF Trust	(400,054)
30,662,672	11/6/2017	Morgan Stanley & Co. International plc	0.98%	S&P MidCap 400®	3,052,318
13,435,986	11/6/2017	Societe Generale	1.08%	S&P MidCap 400®	2,228,888
3,121,269	11/6/2018	UBS AG	1.28%	S&P MidCap 400®	1,053,558
$177,446,138					$20,658,457

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Russell2000

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 83.1%

Aerospace & Defense - 1.3%
AAR Corp.	2,836	97,615
Aerojet Rocketdyne Holdings, Inc.*	5,112	99,122
Aerovironment, Inc.*	1,756	47,447
Astronics Corp.*	1,657	55,526
Cubic Corp.	2,162	113,613
Curtiss-Wright Corp.	3,802	371,950
DigitalGlobe, Inc.*	5,419	171,511
Ducommun, Inc.*	892	27,482
Engility Holdings, Inc.*	1,547	48,436
Esterline Technologies Corp.*	2,538	225,628
KEYW Holding Corp. (The)*	3,810	37,795
KLX, Inc.*	4,534	228,241
Kratos Defense & Security Solutions, Inc.*	4,927	40,648
Mercury Systems, Inc.*	4,006	149,664
Moog, Inc., Class A*	2,743	185,372
National Presto Industries, Inc.	422	42,031
Sparton Corp.*	804	18,645
TASER International, Inc.*	4,480	115,002
Teledyne Technologies, Inc.*	2,936	385,820
Triumph Group, Inc.	4,232	117,650
Vectrus, Inc.*	917	22,201
		2,601,399
Air Freight & Logistics - 0.5%
Air Transport Services Group, Inc.*	4,165	70,888
Atlas Air Worldwide Holdings, Inc.*	2,104	119,612
Echo Global Logistics, Inc.*	2,466	53,882
Forward Air Corp.	2,555	126,600
Hub Group, Inc., Class A*	2,877	145,289
Park-Ohio Holdings Corp.	730	32,595
Radiant Logistics, Inc.*	3,239	18,138
XPO Logistics, Inc.*	8,405	428,571
		995,575
Airlines - 0.3%
Allegiant Travel Co.	1,133	197,255
Hawaiian Holdings, Inc.*	4,526	220,190
SkyWest, Inc.	4,311	151,532
		568,977
Auto Components - 1.0%
American Axle & Manufacturing Holdings, Inc.*	6,582	130,455
Cooper Tire & Rubber Co.	4,752	192,218
Cooper-Standard Holdings, Inc.*	1,272	142,464
Dana, Inc.	12,794	241,679
Dorman Products, Inc.*	2,275	177,814
Fox Factory Holding Corp.*	1,920	51,456
Gentherm, Inc.*	3,129	113,426
Horizon Global Corp.*	1,865	34,092
LCI Industries*	2,037	219,385
Metaldyne Performance Group, Inc.	1,290	30,057
Modine Manufacturing Co.*	4,041	45,865
Motorcar Parts of America, Inc.*	1,570	44,541
Spartan Motors, Inc.	2,853	18,973
Standard Motor Products, Inc.	1,843	88,409
Stoneridge, Inc.*	2,303	38,898
Strattec Security Corp.	299	8,895
Superior Industries International, Inc.	2,155	48,272
Tenneco, Inc.*	4,840	311,260
Tower International, Inc.	1,760	48,664
Unique Fabricating, Inc.	566	6,481
Workhorse Group, Inc.*	1,258	3,611
		1,996,915
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	2,300	75,900

Banks - 9.8%
1st Source Corp.	1,343	62,732
Access National Corp.	700	19,327
ACNB Corp.	511	14,819
Allegiance Bancshares, Inc.*	942	34,760
American National Bankshares, Inc.	704	25,731
Ameris Bancorp	2,921	141,084
Ames National Corp.	735	23,667
Arrow Financial Corp.	971	33,888
Atlantic Capital Bancshares, Inc.*	1,486	26,748
Banc of California, Inc.	4,188	81,457
BancFirst Corp.	672	64,075
Banco Latinoamericano de Comercio Exterior SA, Class E	2,597	73,054
Bancorp, Inc. (The)*	4,310	22,326
BancorpSouth, Inc.	7,432	230,392
Bank of Marin Bancorp	512	35,072
Bank of NT Butterfield & Son Ltd. (The)*	1,062	34,621
Bank of the Ozarks, Inc.	7,613	416,659
Bankwell Financial Group, Inc.	491	16,129
Banner Corp.	2,576	149,717
Bar Harbor Bankshares	844	35,963
Berkshire Hills Bancorp, Inc.	2,866	101,313
Blue Hills Bancorp, Inc.	2,115	38,810
BNC Bancorp	3,482	125,178
Boston Private Financial Holdings, Inc.	7,025	120,830
Bridge Bancorp, Inc.	1,569	55,935
Brookline Bancorp, Inc.	5,940	94,149
Bryn Mawr Bank Corp.	1,429	58,660
BSB Bancorp, Inc.*	692	19,272
C&F Financial Corp.	276	13,110
California First National Bancorp	202	3,181
Camden National Corp.	1,310	55,623
Capital Bank Financial Corp., Class A	2,094	85,435
Capital City Bank Group, Inc.	944	19,286
Capstar Financial Holdings, Inc.*	258	5,095
Cardinal Financial Corp.	2,697	84,254
Carolina Financial Corp.	1,046	31,401
Cascade Bancorp*	2,694	22,225
Cathay General Bancorp	6,372	250,292
CenterState Banks, Inc.	4,208	103,980
Central Pacific Financial Corp.	2,598	82,045
Central Valley Community Bancorp	751	15,426
Century Bancorp, Inc., Class A	255	16,141
Chemical Financial Corp.	5,655	301,242
Chemung Financial Corp.	269	9,751
Citizens & Northern Corp.	1,005	23,587
City Holding Co.	1,252	82,006
CNB Financial Corp.	1,188	28,548
CoBiz Financial, Inc.	3,191	54,407
Codorus Valley Bancorp, Inc.	692	18,002
Columbia Banking System, Inc.	4,983	198,772
Community Bank System, Inc.	3,695	219,520
Community Trust Bancorp, Inc.	1,307	59,991
ConnectOne Bancorp, Inc.	2,568	64,457
County Bancorp, Inc.	413	11,134
CU Bancorp*	1,393	54,745
Customers Bancorp, Inc.*	2,340	80,332
CVB Financial Corp.	8,681	206,174
Eagle Bancorp, Inc.*	2,624	163,344
Enterprise Bancorp, Inc.	785	26,015
Enterprise Financial Services Corp.	1,647	72,386
Equity Bancshares, Inc., Class A*	590	19,199
Farmers Capital Bank Corp.	631	24,514
Farmers National Banc Corp.	2,132	29,422
FB Financial Corp.*	577	18,320
FCB Financial Holdings, Inc., Class A*	2,571	124,951
Fidelity Southern Corp.	1,780	41,955
Financial Institutions, Inc.	1,190	40,698
First Bancorp, Inc.	874	23,694
First Bancorp/NC	1,689	50,754
First BanCorp/PR*	10,205	65,108
First Busey Corp.	2,656	82,124
First Business Financial Services, Inc.	692	17,452

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
First Citizens BancShares, Inc., Class A	651	231,945
First Commonwealth Financial Corp.	7,601	105,882
First Community Bancshares, Inc.	1,341	36,234
First Community Financial Partners, Inc.*	1,166	15,391
First Connecticut Bancorp, Inc.	1,199	28,956
First Financial Bancorp	5,259	145,937
First Financial Bankshares, Inc.	5,477	240,988
First Financial Corp.	858	39,854
First Financial Northwest, Inc.	637	12,963
First Foundation, Inc.*	2,264	37,130
First Internet Bancorp	522	16,051
First Interstate BancSystem, Inc., Class A	1,691	74,150
First Merchants Corp.	3,497	140,300
First Mid-Illinois Bancshares, Inc.	679	22,461
First Midwest Bancorp, Inc.	6,907	168,738
First NBC Bank Holding Co.*	1,342	5,972
First Northwest Bancorp*	892	13,772
First of Long Island Corp. (The)	1,833	50,407
Flushing Financial Corp.	2,384	66,609
FNB Corp.	18,038	280,852
Franklin Financial Network, Inc.*	984	38,770
Fulton Financial Corp.	14,761	282,304
German American Bancorp, Inc.	1,218	57,794
Glacier Bancorp, Inc.	6,542	241,531
Great Southern Bancorp, Inc.	920	46,046
Great Western Bancorp, Inc.	5,068	216,606
Green Bancorp, Inc.*	1,774	30,247
Guaranty Bancorp	1,495	37,001
Hancock Holding Co.	7,209	342,067
Hanmi Financial Corp.	2,692	89,913
HarborOne Bancorp, Inc.*	1,255	24,774
Heartland Financial USA, Inc.	2,002	99,199
Heritage Commerce Corp.	2,238	31,780
Heritage Financial Corp.	2,530	63,250
Heritage Oaks Bancorp	2,058	28,318
Hilltop Holdings, Inc.	6,438	182,710
Home BancShares, Inc.	10,386	292,262
HomeTrust Bancshares, Inc.*	1,420	34,080
Hope Bancorp, Inc.	11,012	235,657
Horizon Bancorp	1,682	43,631
IBERIABANK Corp.	3,816	323,406
Independent Bank Corp./MA	2,221	144,365
Independent Bank Corp./MI	1,747	37,386
Independent Bank Group, Inc.	953	60,325
International Bancshares Corp.	4,698	178,759
Investors Bancorp, Inc.	25,536	373,592
Lakeland Bancorp, Inc.	3,539	69,718
Lakeland Financial Corp.	2,069	93,912
LCNB Corp.	755	16,459
LegacyTexas Financial Group, Inc.	3,806	162,098
Live Oak Bancshares, Inc.	1,678	38,510
Macatawa Bank Corp.	2,269	22,962
MainSource Financial Group, Inc.	1,979	67,781
MB Financial, Inc.	6,506	292,900
MBT Financial Corp.	1,526	16,176
Mercantile Bank Corp.	1,364	45,612
Merchants Bancshares, Inc.	494	25,416
Middleburg Financial Corp.	403	14,391
Midland States Bancorp, Inc.	316	11,111
MidWestOne Financial Group, Inc.	708	25,821
MutualFirst Financial, Inc.	467	14,781
National Bank Holdings Corp., Class A	2,059	67,926
National Bankshares, Inc.	584	22,134
National Commerce Corp.*	726	27,189
NBT Bancorp, Inc.	3,639	146,943
Nicolet Bankshares, Inc.*	651	31,730
Northrim BanCorp, Inc.	578	16,849
OFG Bancorp	3,713	47,898
Old Line Bancshares, Inc.	718	20,140
Old National Bancorp	11,402	209,227
Old Second Bancorp, Inc.	2,466	27,003
Opus Bank	1,472	31,795
Orrstown Financial Services, Inc.	635	13,875
Pacific Continental Corp.	1,784	44,868
Pacific Mercantile Bancorp*	1,314	9,658
Pacific Premier Bancorp, Inc.*	2,334	93,360
Paragon Commercial Corp.*	73	3,649
Park National Corp.	1,141	122,600
Park Sterling Corp.	4,423	52,457
Peapack Gladstone Financial Corp.	1,349	42,278
Penns Woods Bancorp, Inc.	397	18,877
Peoples Bancorp, Inc.	1,378	44,813
Peoples Financial Services Corp.	590	24,532
People’s Utah Bancorp	1,115	29,659
Pinnacle Financial Partners, Inc.	4,015	278,641
Preferred Bank	1,042	58,498
Premier Financial Bancorp, Inc.	803	14,759
PrivateBancorp, Inc.	6,741	381,541
Prosperity Bancshares, Inc.	5,745	428,232
QCR Holdings, Inc.	1,021	44,311
Renasant Corp.	3,695	151,643
Republic Bancorp, Inc., Class A	829	28,667
Republic First Bancorp, Inc.*	4,312	34,496
S&T Bancorp, Inc.	2,930	104,279
Sandy Spring Bancorp, Inc.	2,019	86,938
Seacoast Banking Corp. of Florida*	2,541	59,027
ServisFirst Bancshares, Inc.	3,954	164,368
Shore Bancshares, Inc.	1,076	18,690
Sierra Bancorp	999	28,611
Simmons First National Corp., Class A	2,515	144,612
South State Corp.	2,242	200,697
Southern First Bancshares, Inc.*	492	16,482
Southern National Bancorp of Virginia, Inc.	961	16,337
Southside Bancshares, Inc.	2,265	79,796
Southwest Bancorp, Inc.	1,550	41,307
State Bank Financial Corp.	3,000	81,390
Sterling Bancorp	10,878	269,230
Stock Yards Bancorp, Inc.	1,823	80,577
Stonegate Bank	1,047	48,549
Suffolk Bancorp	982	41,774
Summit Financial Group, Inc.	715	17,131
Sun Bancorp, Inc.	921	23,808
Texas Capital Bancshares, Inc.*	4,271	380,760
Tompkins Financial Corp.	1,245	111,701
Towne Bank	4,796	156,110
TriCo Bancshares	1,735	63,033
TriState Capital Holdings, Inc.*	1,882	44,321
Triumph Bancorp, Inc.*	1,327	35,696
Trustmark Corp.	5,787	191,202
UMB Financial Corp.	3,853	303,693
Umpqua Holdings Corp.	18,968	356,788
Union Bankshares Corp.	3,722	134,960
Union Bankshares, Inc.	333	13,786
United Bankshares, Inc.	5,983	267,739
United Community Banks, Inc.	6,022	173,976
Univest Corp. of Pennsylvania	2,127	59,237
Valley National Bancorp	21,260	262,986
Veritex Holdings, Inc.*	1,003	28,736
Washington Trust Bancorp, Inc.	1,277	69,213
WashingtonFirst Bankshares, Inc.	726	19,947
Webster Financial Corp.	7,877	432,684
WesBanco, Inc.	3,446	139,081
West Bancorporation, Inc.	1,362	30,168
Westamerica Bancorp	2,118	122,526
Wintrust Financial Corp.	4,419	325,680
Xenith Bankshares, Inc.*	640	17,043
Yadkin Financial Corp.	4,281	143,670
		19,323,066
Beverages - 0.2%
Boston Beer Co., Inc. (The), Class A*	757	120,098

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Coca-Cola Bottling Co. Consolidated	404	69,516
Craft Brew Alliance, Inc.*	1,084	15,935
MGP Ingredients, Inc.	1,076	47,592
National Beverage Corp.	1,005	58,702
Primo Water Corp.*	1,919	27,518
		339,361
Biotechnology - 4.0%
Acceleron Pharma, Inc.*	2,351	62,819
Achillion Pharmaceuticals, Inc.*	10,053	40,313
Acorda Therapeutics, Inc.*	3,689	97,574
Adamas Pharmaceuticals, Inc.*	1,433	26,511
Aduro Biotech, Inc.*	3,043	34,234
Advaxis, Inc.*	3,075	27,029
Adverum Biotechnologies, Inc.*	1,974	5,231
Aevi Genomic Medicine, Inc.*	2,332	10,937
Agenus, Inc.*	6,271	26,589
Aimmune Therapeutics, Inc.*	2,255	45,709
Akebia Therapeutics, Inc.*	3,083	30,892
Alder Biopharmaceuticals, Inc.*	4,019	91,834
AMAG Pharmaceuticals, Inc.*	2,992	67,170
Amicus Therapeutics, Inc.*	12,224	79,334
Anavex Life Sciences Corp.*	2,801	16,078
Anthera Pharmaceuticals, Inc.*	3,374	2,294
Applied Genetic Technologies Corp.*	1,089	8,440
Aptevo Therapeutics, Inc.*	1,393	2,786
Ardelyx, Inc.*	2,680	36,448
Arena Pharmaceuticals, Inc.*	21,037	33,238
Argos Therapeutics, Inc.*	1,236	1,421
Array BioPharma, Inc.*	14,358	165,117
Arrowhead Pharmaceuticals, Inc.*	5,853	13,228
Asterias Biotherapeutics, Inc.*	1,946	7,395
Atara Biotherapeutics, Inc.*	1,993	30,792
Athersys, Inc.*	6,532	7,838
Audentes Therapeutics, Inc.*	493	7,646
Avexis, Inc.*	499	30,599
Axovant Sciences Ltd.*	2,097	26,653
Bellicum Pharmaceuticals, Inc.*	1,798	22,169
BioCryst Pharmaceuticals, Inc.*	6,302	39,325
BioSpecifics Technologies Corp.*	463	24,479
BioTime, Inc.*	6,402	20,807
Bluebird Bio, Inc.*	3,492	306,074
Blueprint Medicines Corp.*	2,085	73,350
Cara Therapeutics, Inc.*	1,802	28,886
Celldex Therapeutics, Inc.*	8,199	29,024
Cellular Biomedicine Group, Inc.*	1,043	13,350
ChemoCentryx, Inc.*	1,974	13,068
Chimerix, Inc.*	3,663	20,806
Cidara Therapeutics, Inc.*	1,106	7,963
Clovis Oncology, Inc.*	3,149	182,044
Coherus Biosciences, Inc.*	2,895	68,322
Concert Pharmaceuticals, Inc.*	1,414	13,150
Corvus Pharmaceuticals, Inc.*	285	4,098
Curis, Inc.*	9,574	22,116
Cytokinetics, Inc.*	2,905	30,793
CytomX Therapeutics, Inc.*	1,752	21,900
CytRx Corp.*	9,317	4,012
Dimension Therapeutics, Inc.*	1,049	1,783
Dynavax Technologies Corp.*	3,335	15,008
Eagle Pharmaceuticals, Inc.*	760	58,284
Edge Therapeutics, Inc.*	1,394	13,619
Editas Medicine, Inc.*	589	14,684
Eiger BioPharmaceuticals, Inc.*	357	4,034
Emergent BioSolutions, Inc.*	2,787	87,456
Enanta Pharmaceuticals, Inc.*	1,340	38,619
Epizyme, Inc.*	3,453	49,033
Esperion Therapeutics, Inc.*	1,228	32,137
Exact Sciences Corp.*	9,070	195,186
Exelixis, Inc.*	19,508	420,007
FibroGen, Inc.*	4,493	112,325
Five Prime Therapeutics, Inc.*	2,315	106,189
Flexion Therapeutics, Inc.*	2,292	45,955
Fortress Biotech, Inc.*	2,924	9,035
Foundation Medicine, Inc.*	1,155	28,644
Galena Biopharma, Inc.*	908	672
Genomic Health, Inc.*	1,603	48,395
Geron Corp.*	12,953	27,849
Global Blood Therapeutics, Inc.*	1,420	39,547
GlycoMimetics, Inc.*	1,025	6,263
Halozyme Therapeutics, Inc.*	9,355	119,931
Heron Therapeutics, Inc.*	3,593	51,380
Idera Pharmaceuticals, Inc.*	8,894	16,632
Ignyta, Inc.*	2,529	22,255
Immune Design Corp.*	1,189	6,064
ImmunoGen, Inc.*	7,228	24,575
Immunomedics, Inc.*	8,358	41,790
Infinity Pharmaceuticals, Inc.*	4,215	11,718
Inotek Pharmaceuticals Corp.*	1,497	2,395
Inovio Pharmaceuticals, Inc.*	5,693	40,136
Insmed, Inc.*	5,313	84,636
Insys Therapeutics, Inc.*	2,016	25,724
Intellia Therapeutics, Inc.*	599	8,554
Invitae Corp.*	2,423	24,981
Ironwood Pharmaceuticals, Inc.*	11,101	187,496
Kadmon Holdings, Inc.*	696	2,582
Karyopharm Therapeutics, Inc.*	2,325	24,110
Keryx Biopharmaceuticals, Inc.*	6,774	34,073
Kite Pharma, Inc.*	3,362	237,929
La Jolla Pharmaceutical Co.*	1,194	40,011
Lexicon Pharmaceuticals, Inc.*(c)	3,633	58,310
Ligand Pharmaceuticals, Inc.*	1,634	170,965
Lion Biotechnologies, Inc.*	4,842	37,041
Loxo Oncology, Inc.*	1,382	61,416
MacroGenics, Inc.*	2,735	57,818
MannKind Corp.*	27,822	14,746
MediciNova, Inc.*	2,548	16,409
Merrimack Pharmaceuticals, Inc.*	10,471	32,146
MiMedx Group, Inc.*	8,771	75,167
Minerva Neurosciences, Inc.*	1,631	14,271
Mirati Therapeutics, Inc.*	1,328	7,370
Momenta Pharmaceuticals, Inc.*	5,576	86,149
Myovant Sciences Ltd.*	912	9,941
Myriad Genetics, Inc.*	5,792	112,539
NantKwest, Inc.*	1,430	6,764
Natera, Inc.*	2,238	21,395
NewLink Genetics Corp.*	1,856	29,158
Novavax, Inc.*	23,167	34,982
OncoMed Pharmaceuticals, Inc.*	1,821	18,501
Ophthotech Corp.*	2,617	9,369
Organovo Holdings, Inc.*	8,302	25,902
Osiris Therapeutics, Inc.*	1,705	9,804
Otonomy, Inc.*	2,062	30,621
OvaScience, Inc.*	2,693	3,986
PDL BioPharma, Inc.	14,176	30,337
Pfenex, Inc.*	1,562	11,293
PharmAthene, Inc.	5,346	4,811
Portola Pharmaceuticals, Inc.*	4,226	146,558
Progenics Pharmaceuticals, Inc.*	5,972	67,125
Protagonist Therapeutics, Inc.*	651	9,023
Proteostasis Therapeutics, Inc.*	685	9,967
Prothena Corp. plc*	2,980	174,777
PTC Therapeutics, Inc.*	2,853	38,886
Puma Biotechnology, Inc.*	2,400	88,080
Ra Pharmaceuticals, Inc.*	704	14,742
Radius Health, Inc.*	2,707	114,073
REGENXBIO, Inc.*	1,738	31,979
Regulus Therapeutics, Inc.*	3,328	3,494
Repligen Corp.*	2,897	91,284
Retrophin, Inc.*	3,107	66,086
Rigel Pharmaceuticals, Inc.*	10,573	25,904
Sage Therapeutics, Inc.*	2,586	174,296
Sangamo Therapeutics, Inc.*	5,957	27,104
Sarepta Therapeutics, Inc.*	4,302	133,835
Selecta Biosciences, Inc.*	438	5,729
Seres Therapeutics, Inc.*	1,529	14,801
Sorrento Therapeutics, Inc.*	2,164	11,253
Spark Therapeutics, Inc.*	1,640	104,599

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Spectrum Pharmaceuticals, Inc.*	6,650	42,560
Stemline Therapeutics, Inc.*	1,796	12,572
Syndax Pharmaceuticals, Inc.*	405	4,609
Synergy Pharmaceuticals, Inc.*	17,341	100,404
Synthetic Biologics, Inc.*	8,377	6,618
Syros Pharmaceuticals, Inc.*	399	4,409
T2 Biosystems, Inc.*	1,254	7,085
TESARO, Inc.*	2,454	462,260
TG Therapeutics, Inc.*	3,160	18,012
Tokai Pharmaceuticals, Inc.*	850	697
Trevena, Inc.*	3,838	15,582
Trovagene, Inc.*	2,417	4,713
Ultragenyx Pharmaceutical, Inc.*	3,305	281,189
Vanda Pharmaceuticals, Inc.*	3,144	44,802
Veracyte, Inc.*	1,421	11,013
Versartis, Inc.*	2,689	58,755
Vital Therapies, Inc.*	2,032	9,449
Voyager Therapeutics, Inc.*	1,007	13,041
vTv Therapeutics, Inc., Class A*	655	3,950
XBiotech, Inc.*	1,500	20,235
Xencor, Inc.*	3,096	76,936
Zafgen, Inc.*	1,961	7,785
ZIOPHARM Oncology, Inc.*	10,427	66,211
		7,961,274
Building Products - 1.0%
AAON, Inc.	3,466	116,631
Advanced Drainage Systems, Inc.	2,980	65,709
American Woodmark Corp.*	1,186	102,530
Apogee Enterprises, Inc.	2,437	139,348
Armstrong Flooring, Inc.*	2,007	42,890
Builders FirstSource, Inc.*	7,195	93,103
Caesarstone Ltd.*	2,045	68,303
Continental Building Products, Inc.*	3,023	73,912
CSW Industrials, Inc.*	1,237	45,893
Gibraltar Industries, Inc.*	2,706	112,164
Griffon Corp.	2,595	65,264
Insteel Industries, Inc.	1,504	54,324
Masonite International Corp.*	2,606	203,529
NCI Building Systems, Inc.*	2,334	37,344
Patrick Industries, Inc.*	1,245	99,413
PGT Innovations, Inc.*	4,100	41,205
Ply Gem Holdings, Inc.*	1,888	32,851
Quanex Building Products Corp.	2,937	57,418
Simpson Manufacturing Co., Inc.	3,562	153,736
Trex Co., Inc.*	2,531	172,133
Universal Forest Products, Inc.	1,701	162,973
		1,940,673
Capital Markets - 1.2%
Actua Corp.*	3,086	42,278
Arlington Asset Investment Corp., Class A	1,935	28,522
Associated Capital Group, Inc., Class A	386	14,398
B. Riley Financial, Inc.	797	12,274
BGC Partners, Inc., Class A	18,683	210,744
BlackRock Capital Investment Corp.	2	16
Cohen & Steers, Inc.	1,793	67,435
Cowen Group, Inc., Class A*	2,193	31,360
Diamond Hill Investment Group, Inc.	260	52,135
Evercore Partners, Inc., Class A	3,350	266,493
FBR & Co.	499	9,057
Fifth Street Asset Management, Inc.	437	2,251
Financial Engines, Inc.	4,590	203,337
GAIN Capital Holdings, Inc.	3,199	25,080
GAMCO Investors, Inc., Class A	376	11,201
Greenhill & Co., Inc.	2,384	70,447
Hennessy Advisors, Inc.	247	6,592
Hercules Capital, Inc.	6	89
Houlihan Lokey, Inc.	1,047	32,970
INTL. FCStone, Inc.*	1,293	48,811
Investment Technology Group, Inc.	2,825	56,556
Janus Capital Group, Inc.	12,395	156,921
KCG Holdings, Inc., Class A*	3,457	47,879
Ladenburg Thalmann Financial Services, Inc.*	8,673	19,254
Manning & Napier, Inc.	1,282	8,013
Medley Management, Inc., Class A	489	4,572
Moelis & Co., Class A	2,020	74,336
OM Asset Management plc	3,443	51,335
Oppenheimer Holdings, Inc., Class A	850	14,110
Piper Jaffray Cos.	1,243	87,942
PJT Partners, Inc., Class A	1,521	56,292
Prospect Capital Corp.	3	28
Pzena Investment Management, Inc., Class A	1,254	12,590
Safeguard Scientifics, Inc.*	1,727	21,847
Silvercrest Asset Management Group, Inc., Class A	603	8,050
Stifel Financial Corp.*	5,506	297,128
Value Line, Inc.	100	1,790
Virtu Financial, Inc., Class A	2,162	37,511
Virtus Investment Partners, Inc.	442	48,465
Waddell & Reed Financial, Inc., Class A	6,814	131,101
Walter Investment Management Corp.*	1,601	5,443
Westwood Holdings Group, Inc.	685	38,949
Wins Finance Holdings, Inc.*	113	31,541
WisdomTree Investments, Inc.	9,864	89,861
		2,437,004
Chemicals - 2.2%
A Schulman, Inc.	2,467	83,261
AgroFresh Solutions, Inc.*	1,889	5,119
American Vanguard Corp.	2,422	38,147
Balchem Corp.	2,700	235,359
Calgon Carbon Corp.	4,323	60,954
Chase Corp.	606	55,419
Chemours Co. (The)	15,727	529,371
Chemtura Corp.*	5,467	181,231
Codexis, Inc.*	2,872	11,775
Ferro Corp.*	7,142	99,988
Flotek Industries, Inc.*	4,698	63,517
FutureFuel Corp.	2,141	28,325
GCP Applied Technologies, Inc.*	6,086	160,366
Hawkins, Inc.	825	40,796
HB Fuller Co.	4,302	212,562
Ingevity Corp.*	3,655	197,260
Innophos Holdings, Inc.	1,659	87,910
Innospec, Inc.	2,026	132,298
KMG Chemicals, Inc.	773	28,416
Koppers Holdings, Inc.*	1,745	76,518
Kraton Corp.*	2,540	69,164
Kronos Worldwide, Inc.	1,888	26,168
LSB Industries, Inc.*	1,770	19,240
Minerals Technologies, Inc.	2,975	229,819
Olin Corp.	14,216	441,833
OMNOVA Solutions, Inc.*	3,645	33,716
PolyOne Corp.	7,203	242,597
Quaker Chemical Corp.	1,109	146,033
Rayonier Advanced Materials, Inc.	3,694	48,983
Sensient Technologies Corp.	3,821	305,451
Stepan Co.	1,685	127,403
TerraVia Holdings, Inc.*	6,739	6,315
Trecora Resources*	1,702	20,509
Tredegar Corp.	2,181	41,439
Trinseo SA	2,336	161,534
Tronox Ltd., Class A	5,533	95,887
Valhi, Inc.	2,154	7,173
		4,351,856
Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	4,785	195,180
ACCO Brands Corp.*	9,122	122,235
Advanced Disposal Services, Inc.*	1,922	42,053
Aqua Metals, Inc.*	1,059	18,045
ARC Document Solutions, Inc.*	3,524	14,166
Brady Corp., Class A	3,926	150,169

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Brink’s Co. (The)	3,866	206,638
Casella Waste Systems, Inc., Class A*	3,317	38,743
CECO Environmental Corp.	2,511	28,374
CompX International, Inc.	137	2,041
Deluxe Corp.	4,196	308,784
Ennis, Inc.	2,196	35,905
Essendant, Inc.	3,197	50,928
G&K Services, Inc., Class A	1,681	158,855
Healthcare Services Group, Inc.	6,042	250,018
Heritage-Crystal Clean, Inc.*	1,095	16,315
Herman Miller, Inc.	5,139	153,142
HNI Corp.	3,890	178,240
InnerWorkings, Inc.*	3,297	32,014
Interface, Inc.	5,552	104,933
Kimball International, Inc., Class B	3,168	51,955
Knoll, Inc.	4,124	92,171
Matthews International Corp., Class A	2,743	180,627
McGrath RentCorp	2,014	75,787
Mobile Mini, Inc.	3,801	123,723
MSA Safety, Inc.	2,666	192,618
Multi-Color Corp.	1,166	83,602
NL Industries, Inc.*	715	4,218
Quad/Graphics, Inc.	2,488	67,549
SP Plus Corp.*	1,483	47,827
Steelcase, Inc., Class A	7,387	118,192
Team, Inc.*	2,479	85,154
Tetra Tech, Inc.	4,960	199,640
TRC Cos., Inc.*	1,596	16,359
UniFirst Corp.	1,297	172,631
US Ecology, Inc.	1,874	95,106
Viad Corp.	1,726	81,467
VSE Corp.	739	30,063
West Corp.	3,708	88,658
		3,914,125
Communications Equipment - 1.6%
Acacia Communications, Inc.*	449	23,326
ADTRAN, Inc.	4,217	89,190
Aerohive Networks, Inc.*	2,056	9,766
Applied Optoelectronics, Inc.*	1,415	64,977
Bel Fuse, Inc., Class B	794	20,723
Black Box Corp.	1,287	11,583
CalAmp Corp.*	3,072	49,797
Calix, Inc.*	3,542	24,440
Ciena Corp.*	11,786	310,443
Clearfield, Inc.*	983	16,072
Comtech Telecommunications Corp.	1,937	22,101
Digi International, Inc.*	2,224	27,355
EMCORE Corp.	2,242	20,066
Extreme Networks, Inc.*	8,868	55,425
Finisar Corp.*	9,228	308,953
Harmonic, Inc.*	6,562	35,435
Infinera Corp.*	12,058	130,829
InterDigital, Inc.	2,973	249,881
Ixia*	5,506	107,918
KVH Industries, Inc.*	1,295	13,015
Lumentum Holdings, Inc.*	4,335	198,976
NETGEAR, Inc.*	2,779	152,289
NetScout Systems, Inc.*	7,690	284,145
Oclaro, Inc.*	9,601	81,608
Plantronics, Inc.	2,848	152,539
Quantenna Communications, Inc.*	582	12,187
ShoreTel, Inc.*	5,773	37,524
Silicom Ltd.	482	18,316
Sonus Networks, Inc.*	4,094	24,155
Ubiquiti Networks, Inc.*	2,227	109,435
ViaSat, Inc.*	4,440	305,650
Viavi Solutions, Inc.*	20,133	201,733
		3,169,852
Construction & Engineering - 0.8%
Aegion Corp.*	2,999	68,257
Ameresco, Inc., Class A*	1,824	9,211
Argan, Inc.	1,148	79,097
Comfort Systems USA, Inc.	3,183	121,432
Dycom Industries, Inc.*	2,622	215,476
EMCOR Group, Inc.	5,199	319,635
Granite Construction, Inc.	3,391	179,757
Great Lakes Dredge & Dock Corp.*	5,069	22,050
HC2 Holdings, Inc.*	2,864	15,752
IES Holdings, Inc.*	672	12,600
Layne Christensen Co.*	1,553	14,831
MasTec, Inc.*	5,682	223,019
MYR Group, Inc.*	1,285	48,200
NV5 Global, Inc.*	630	23,184
Orion Group Holdings, Inc.*	2,310	21,622
Primoris Services Corp.	3,454	85,866
Tutor Perini Corp.*	3,240	98,658
		1,558,647
Construction Materials - 0.2%
Forterra, Inc.*	1,599	31,708
Headwaters, Inc.*	6,243	143,589
Summit Materials, Inc., Class A*	9,188	219,495
United States Lime & Minerals, Inc.	169	12,871
US Concrete, Inc.*	1,228	77,364
		485,027
Consumer Finance - 0.4%
Encore Capital Group, Inc.*	2,043	68,032
Enova International, Inc.*	2,274	32,632
EZCORP, Inc., Class A*	4,344	38,227
FirstCash, Inc.	4,083	181,081
Green Dot Corp., Class A*	3,662	107,333
LendingClub Corp.*	28,224	150,716
Nelnet, Inc., Class A	1,735	77,711
PRA Group, Inc.*	3,955	161,364
Regional Management Corp.*	908	19,059
World Acceptance Corp.*	519	27,216
		863,371
Containers & Packaging - 0.1%
Greif, Inc., Class A	2,197	125,295
Greif, Inc., Class B	491	34,198
Multi Packaging Solutions International Ltd.*	1,819	32,415
Myers Industries, Inc.	1,862	26,161
UFP Technologies, Inc.*	550	13,200
		231,269
Distributors - 0.1%
Core-Mark Holding Co., Inc.	3,920	127,478
Weyco Group, Inc.	559	15,306
		142,784
Diversified Consumer Services - 0.8%
American Public Education, Inc.*	1,329	32,095
Ascent Capital Group, Inc., Class A*	875	14,044
Bridgepoint Education, Inc.*	1,531	14,284
Bright Horizons Family Solutions, Inc.*	3,769	260,476
Cambium Learning Group, Inc.*	1,151	5,605
Capella Education Co.	971	73,893
Career Education Corp.*	5,736	47,781
Carriage Services, Inc.	1,268	32,676
Chegg, Inc.*	6,907	54,565
Collectors Universe, Inc.	642	15,023
DeVry Education Group, Inc.	5,368	172,581
Grand Canyon Education, Inc.*	3,859	236,866
Houghton Mifflin Harcourt Co.*	10,644	117,616
K12, Inc.*	2,901	51,812
Liberty Tax, Inc.	584	8,731
Regis Corp.*	3,188	39,244
Sotheby’s*	4,227	190,765
Strayer Education, Inc.*	905	70,174
Weight Watchers International, Inc.*	2,380	34,248
		1,472,479
Diversified Financial Services - 0.1%
FNFV Group*	5,645	70,280
Marlin Business Services Corp.	711	16,922

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
NewStar Financial, Inc.	1,951	19,432
On Deck Capital, Inc.*	4,117	21,985
PICO Holdings, Inc.*	1,877	25,715
Tiptree, Inc.	1,961	12,452
		166,786
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	905	61,893
Cincinnati Bell, Inc.*	3,611	69,692
Cogent Communications Holdings, Inc.	3,567	147,852
Consolidated Communications Holdings, Inc.	4,263	96,131
FairPoint Communications, Inc.*	1,821	28,863
General Communication, Inc., Class A*	2,310	46,546
Globalstar, Inc.*	34,169	46,812
Hawaiian Telcom Holdco, Inc.*	517	12,470
IDT Corp., Class B	1,489	28,738
Intelsat SA*	2,711	13,501
Iridium Communications, Inc.*	7,077	61,570
Lumos Networks Corp.*	1,623	28,743
ORBCOMM, Inc.*	5,546	47,529
pdvWireless, Inc.*	838	21,578
Straight Path Communications, Inc., Class B*	821	27,980
Vonage Holdings Corp.*	16,397	98,710
Windstream Holdings, Inc.	15,618	116,667
		955,275
Electric Utilities - 0.9%
ALLETE, Inc.	4,262	286,449
El Paso Electric Co.	3,468	169,412
Genie Energy Ltd., Class B*	1,106	6,028
IDACORP, Inc.	4,338	359,750
MGE Energy, Inc.	3,002	191,978
Otter Tail Corp.	3,258	122,501
PNM Resources, Inc.	6,864	249,163
Portland General Electric Co.	7,683	348,270
Spark Energy, Inc., Class A	419	11,313
		1,744,864
Electrical Equipment - 0.6%
Allied Motion Technologies, Inc.	531	12,824
American Superconductor Corp.*	1,007	6,153
Atkore International Group, Inc.*	1,042	27,321
AZZ, Inc.	2,223	130,379
Babcock & Wilcox Enterprises, Inc.*	3,923	64,730
Encore Wire Corp.	1,735	82,413
Energous Corp.*	1,272	19,512
EnerSys	3,739	286,893
FuelCell Energy, Inc.*	3,064	4,749
Generac Holdings, Inc.*	5,609	218,975
General Cable Corp.	4,161	69,489
LSI Industries, Inc.	2,040	20,155
Plug Power, Inc.*	16,408	17,721
Powell Industries, Inc.	746	24,349
Power Solutions International, Inc.*	411	2,178
Preformed Line Products Co.	215	9,894
Sunrun, Inc.*	5,426	30,874
Thermon Group Holdings, Inc.*	2,744	55,319
TPI Composites, Inc.*	516	9,004
Vicor Corp.*	1,414	22,978
		1,115,910
Electronic Equipment, Instruments & Components - 2.5%
Agilysys, Inc.*	1,299	11,821
Anixter International, Inc.*	2,489	207,334
AVX Corp.	3,993	61,971
Badger Meter, Inc.	2,408	88,133
Belden, Inc.	3,598	254,199
Benchmark Electronics, Inc.*	4,247	132,082
Coherent, Inc.*	2,077	379,219
Control4 Corp.*	1,724	25,739
CTS Corp.	2,688	58,867
Daktronics, Inc.	3,148	29,497
Electro Scientific Industries, Inc.*	2,359	15,758
ePlus, Inc.*	542	68,807
Fabrinet*	2,992	124,318
FARO Technologies, Inc.*	1,423	49,093
II-VI, Inc.*	5,107	181,809
Insight Enterprises, Inc.*	3,148	133,349
InvenSense, Inc.*	7,016	86,648
Itron, Inc.*	2,870	185,689
Kimball Electronics, Inc.*	2,410	38,801
Knowles Corp.*	7,577	143,433
Littelfuse, Inc.	1,899	306,594
Maxwell Technologies, Inc.*	2,702	13,726
Mesa Laboratories, Inc.	257	32,130
Methode Electronics, Inc.	3,130	129,895
MTS Systems Corp.	1,437	78,963
Novanta, Inc.*	2,714	65,950
OSI Systems, Inc.*	1,503	113,356
Park Electrochemical Corp.	1,658	31,701
PC Connection, Inc.	974	26,064
Plexus Corp.*	2,862	160,472
Radisys Corp.*	3,056	11,674
Rogers Corp.*	1,546	127,560
Sanmina Corp.*	6,304	245,856
ScanSource, Inc.*	2,155	86,739
SYNNEX Corp.	2,509	293,352
Systemax, Inc.	986	7,789
Tech Data Corp.*	3,004	261,348
TTM Technologies, Inc.*	6,219	100,499
Universal Display Corp.*	3,560	302,066
Vishay Intertechnology, Inc.	11,708	185,572
Vishay Precision Group, Inc.*	1,038	16,712
		4,874,585
Energy Equipment & Services - 1.0%
Archrock, Inc.	5,971	81,504
Atwood Oceanics, Inc.*	6,491	68,220
Bristow Group, Inc.	2,883	45,292
CARBO Ceramics, Inc.*	1,915	24,569
Dawson Geophysical Co.*	1,731	13,363
Era Group, Inc.*	1,677	23,109
Exterran Corp.*	2,718	82,736
Fairmount Santrol Holdings, Inc.*	7,797	73,916
Forum Energy Technologies, Inc.*	5,153	111,820
Geospace Technologies Corp.*	1,119	18,475
Helix Energy Solutions Group, Inc.*	11,871	98,054
Hornbeck Offshore Services, Inc.*	2,791	12,532
Independence Contract Drilling, Inc.*	2,572	15,303
Mammoth Energy Services, Inc.*	673	14,470
Matrix Service Co.*	2,281	36,952
McDermott International, Inc.*	20,744	152,676
Natural Gas Services Group, Inc.*	1,058	27,561
Newpark Resources, Inc.*	7,116	54,793
Oil States International, Inc.*	4,393	161,662
Parker Drilling Co.*	10,369	19,701
PHI, Inc. (Non-Voting)*	1,008	14,606
Pioneer Energy Services Corp.*	6,395	33,574
RigNet, Inc.*	1,084	19,133
SEACOR Holdings, Inc.*	1,368	94,187
Seadrill Ltd.*	32,445	56,779
Smart Sand, Inc.*	1,016	17,445
Tesco Corp.*	3,967	33,124
TETRA Technologies, Inc.*	9,745	43,755
Tidewater, Inc.*	4,061	5,523
Unit Corp.*	4,343	117,869
US Silica Holdings, Inc.	6,389	323,092
Willbros Group, Inc.*	3,710	11,130
		1,906,925
Equity Real Estate Investment Trusts (REITs) - 6.1%
Acadia Realty Trust	6,860	219,726
Agree Realty Corp.	2,160	107,201
Alexander’s, Inc.	182	79,561
American Assets Trust, Inc.	3,356	147,664
Armada Hoffler Properties, Inc.	3,017	42,087
Ashford Hospitality Prime, Inc.	1,986	25,917

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ashford Hospitality Trust, Inc.	6,708	44,072
Bluerock Residential Growth REIT, Inc.	1,940	24,211
CareTrust REIT, Inc.	5,493	86,680
CatchMark Timber Trust, Inc., Class A	3,332	35,986
CBL & Associates Properties, Inc.	14,486	145,295
Cedar Realty Trust, Inc.	7,083	41,577
Chatham Lodging Trust	3,220	64,497
Chesapeake Lodging Trust	5,101	123,240
City Office REIT, Inc.	2,291	29,852
Colony Starwood Homes	5,580	183,582
Community Healthcare Trust, Inc.	1,082	25,741
CorEnergy Infrastructure Trust, Inc.	1,026	36,633
CoreSite Realty Corp.	2,877	259,131
Cousins Properties, Inc.	29,050	248,377
DiamondRock Hospitality Co.	17,233	187,323
DuPont Fabros Technology, Inc.	6,403	329,690
Easterly Government Properties, Inc.	2,792	57,711
EastGroup Properties, Inc.	2,711	201,536
Education Realty Trust, Inc.	6,308	265,882
Farmland Partners, Inc.	2,251	25,706
FelCor Lodging Trust, Inc.	11,701	84,832
First Industrial Realty Trust, Inc.	9,969	268,166
First Potomac Realty Trust	4,976	49,710
Four Corners Property Trust, Inc.	5,185	115,003
Franklin Street Properties Corp.	8,964	111,064
GEO Group, Inc. (The)	6,373	303,419
Getty Realty Corp.	2,248	59,325
Gladstone Commercial Corp.	2,086	43,410
Global Medical REIT, Inc.	1,302	10,937
Global Net Lease, Inc.	17,240	141,368
Government Properties Income Trust	6,017	124,010
Gramercy Property Trust	12,084	337,869
Healthcare Realty Trust, Inc.	9,798	313,144
Hersha Hospitality Trust	3,553	69,319
Hudson Pacific Properties, Inc.	9,835	359,764
Independence Realty Trust, Inc.	5,033	46,253
InfraREIT, Inc.	3,418	56,910
Investors Real Estate Trust	10,397	67,580
iStar, Inc.*	5,885	70,855
Kite Realty Group Trust	7,096	160,724
LaSalle Hotel Properties	9,159	264,695
Lexington Realty Trust	19,734	220,231
LTC Properties, Inc.	3,234	156,008
Mack-Cali Realty Corp.	7,662	223,347
MedEquities Realty Trust, Inc.	1,778	19,398
Medical Properties Trust, Inc.	25,277	339,217
Monmouth Real Estate Investment Corp.	5,728	83,629
Monogram Residential Trust, Inc.	14,457	148,763
National Health Investors, Inc.	3,198	242,153
National Storage Affiliates Trust	3,597	87,119
New Senior Investment Group, Inc.	6,550	69,430
NexPoint Residential Trust, Inc.	1,541	36,753
NorthStar Realty Europe Corp.	4,725	57,361
One Liberty Properties, Inc.	1,133	27,838
Parkway, Inc.*	3,631	76,178
Pebblebrook Hotel Trust	6,137	176,439
Pennsylvania REIT	5,862	96,723
Physicians Realty Trust	11,598	231,032
Potlatch Corp.	3,487	154,300
Preferred Apartment Communities, Inc., Class A	2,073	28,317
PS Business Parks, Inc.	1,692	196,627
QTS Realty Trust, Inc., Class A	4,018	211,347
RAIT Financial Trust	7,877	26,467
Ramco-Gershenson Properties Trust	6,760	105,862
Retail Opportunity Investments Corp.	9,232	203,104
Rexford Industrial Realty, Inc.	5,630	129,377
RLJ Lodging Trust	10,466	238,206
Ryman Hospitality Properties, Inc.	3,729	240,409
Sabra Health Care REIT, Inc.	5,544	150,797
Saul Centers, Inc.	823	52,705
Select Income REIT	5,443	141,518
Seritage Growth Properties, Class A	2,142	99,560
Silver Bay Realty Trust Corp.	2,853	61,425
STAG Industrial, Inc.	7,099	183,367
Summit Hotel Properties, Inc.	7,428	114,317
Sunstone Hotel Investors, Inc.	18,658	275,205
Terreno Realty Corp.	3,878	107,421
Tier REIT, Inc.	4,098	74,092
UMH Properties, Inc.	2,203	32,715
Universal Health Realty Income Trust	1,066	68,416
Urban Edge Properties	7,704	213,632
Urstadt Biddle Properties, Inc., Class A	2,511	55,945
Washington Prime Group, Inc.	15,947	147,829
Washington REIT	6,302	206,138
Whitestone REIT	2,397	33,942
Xenia Hotels & Resorts, Inc.	8,877	155,969
		12,097,863
Food & Staples Retailing - 0.5%
Andersons, Inc. (The)	2,306	91,202
Chefs’ Warehouse, Inc. (The)*	1,660	23,240
Ingles Markets, Inc., Class A	1,200	56,220
Natural Grocers by Vitamin Cottage, Inc.*	780	9,414
Performance Food Group Co.*	3,213	75,827
PriceSmart, Inc.	1,719	151,960
Smart & Final Stores, Inc.*	1,984	27,677
SpartanNash Co.	3,170	110,633
SUPERVALU, Inc.*	22,819	86,256
United Natural Foods, Inc.*	4,257	183,264
Village Super Market, Inc., Class A	627	18,565
Weis Markets, Inc.	823	49,380
		883,638
Food Products - 1.1%
AdvancePierre Foods Holdings, Inc.	1,857	53,779
Alico, Inc.	273	6,989
Amplify Snack Brands, Inc.*	2,509	25,140
B&G Foods, Inc.	5,641	239,742
Calavo Growers, Inc.	1,328	74,899
Cal-Maine Foods, Inc.	2,654	100,719
Darling Ingredients, Inc.*	14,096	183,389
Dean Foods Co.	7,863	143,421
Farmer Brothers Co.*	694	22,676
Fresh Del Monte Produce, Inc.	2,774	160,531
Freshpet, Inc.*	1,917	19,362
Inventure Foods, Inc.*	1,627	9,079
J&J Snack Foods Corp.	1,289	172,468
John B Sanfilippo & Son, Inc.	731	44,883
Lancaster Colony Corp.	1,612	212,462
Landec Corp.*	2,295	28,917
Lifeway Foods, Inc.*	402	4,225
Limoneira Co.	1,006	18,480
Omega Protein Corp.	1,877	47,770
Sanderson Farms, Inc.	1,717	163,184
Seaboard Corp.	23	83,546
Seneca Foods Corp., Class A*	562	21,103
Snyder’s-Lance, Inc.	6,910	273,498
Tootsie Roll Industries, Inc.	1,477	57,825
		2,168,087
Gas Utilities - 1.0%
Chesapeake Utilities Corp.	1,339	92,324
Delta Natural Gas Co., Inc.	586	17,849
New Jersey Resources Corp.	7,367	290,260
Northwest Natural Gas Co.	2,331	140,093
ONE Gas, Inc.	4,472	293,140
South Jersey Industries, Inc.	6,855	240,062
Southwest Gas Holdings, Inc.	4,064	347,594
Spire, Inc.	3,838	252,924
WGL Holdings, Inc.	4,333	361,762
		2,036,008

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Health Care Equipment & Supplies - 2.7%
Abaxis, Inc.	1,882	93,818
Accuray, Inc.*	6,839	35,221
Analogic Corp.	1,068	87,950
AngioDynamics, Inc.*	2,315	37,850
Anika Therapeutics, Inc.*	1,209	56,569
AtriCure, Inc.*	2,697	49,220
Atrion Corp.	117	57,102
Avinger, Inc.*	1,684	4,294
AxoGen, Inc.*	2,258	23,596
Cantel Medical Corp.	3,074	252,406
Cardiovascular Systems, Inc.*	2,734	77,646
Cerus Corp.*	8,690	36,411
ConforMIS, Inc.*	3,068	15,432
CONMED Corp.	2,366	98,473
Corindus Vascular Robotics, Inc.*	4,716	3,773
CryoLife, Inc.*	2,704	43,264
Cutera, Inc.*	1,007	20,543
Cynosure, Inc., Class A*	2,034	134,244
Endologix, Inc.*	6,955	45,973
Entellus Medical, Inc.*	725	10,092
Exactech, Inc.*	895	21,749
GenMark Diagnostics, Inc.*	3,735	42,280
Glaukos Corp.*	1,434	65,247
Globus Medical, Inc., Class A*	6,012	167,194
Haemonetics Corp.*	4,391	163,916
Halyard Health, Inc.*	4,017	156,904
ICU Medical, Inc.*	1,262	189,805
Inogen, Inc.*	1,400	96,068
Insulet Corp.*	4,949	215,578
Integer Holdings Corp.*	2,624	94,858
Integra LifeSciences Holdings Corp.*	5,187	221,692
Invacare Corp.	2,720	32,912
InVivo Therapeutics Holdings Corp.*	2,763	11,605
iRadimed Corp.*	347	2,897
iRhythm Technologies, Inc.*	615	23,690
IRIDEX Corp.*	726	11,500
K2M Group Holdings, Inc.*	2,208	44,270
LeMaitre Vascular, Inc.	1,159	25,660
Masimo Corp.*	3,506	316,802
Meridian Bioscience, Inc.	3,578	45,977
Merit Medical Systems, Inc.*	3,692	113,714
Natus Medical, Inc.*	2,791	103,337
Neogen Corp.*	3,126	202,752
Nevro Corp.*	2,061	197,835
Novocure Ltd.*	4,346	33,030
NuVasive, Inc.*	4,252	317,880
NxStage Medical, Inc.*	5,463	156,023
Obalon Therapeutics, Inc.*	414	3,858
OraSure Technologies, Inc.*	4,650	52,126
Orthofix International NV*	1,502	53,636
Oxford Immunotec Global plc*	1,904	25,723
Penumbra, Inc.*	2,184	167,731
Quidel Corp.*	2,305	48,405
Rockwell Medical, Inc.*	4,111	24,419
RTI Surgical, Inc.*	4,930	18,488
Second Sight Medical Products, Inc.*	1,219	2,036
Senseonics Holdings, Inc.*	2,386	5,607
Spectranetics Corp. (The)*	3,667	102,034
STAAR Surgical Co.*	3,434	34,168
Surmodics, Inc.*	1,112	27,522
Tactile Systems Technology, Inc.*	358	7,242
Tandem Diabetes Care, Inc.*	1,596	3,830
TransEnterix, Inc.*	5,970	7,821
Utah Medical Products, Inc.	295	18,261
ViewRay, Inc.*	570	2,993
Wright Medical Group NV*	8,853	246,822
Zeltiq Aesthetics, Inc.*	3,042	168,405
		5,280,179
Health Care Providers & Services - 1.6%
AAC Holdings, Inc.*	851	7,804
Aceto Corp.	2,496	38,289
Addus HomeCare Corp.*	634	20,415
Adeptus Health, Inc., Class A*	1,186	8,006
Air Methods Corp.*	2,896	109,614
Almost Family, Inc.*	948	47,068
Amedisys, Inc.*	2,399	115,680
American Renal Associates Holdings, Inc.*	749	16,927
AMN Healthcare Services, Inc.*	4,061	167,110
BioScrip, Inc.*	9,648	14,568
BioTelemetry, Inc.*	2,315	58,917
Capital Senior Living Corp.*	2,414	40,555
Chemed Corp.	1,388	247,827
Civitas Solutions, Inc.*	1,295	23,957
Community Health Systems, Inc.*	9,471	92,342
CorVel Corp.*	849	34,300
Cross Country Healthcare, Inc.*	2,749	42,527
Diplomat Pharmacy, Inc.*	3,924	53,170
Ensign Group, Inc. (The)	4,097	77,187
Fulgent Genetics, Inc.*	333	3,780
Genesis Healthcare, Inc.*	3,211	10,339
HealthEquity, Inc.*	3,702	161,777
HealthSouth Corp.	7,613	322,182
Kindred Healthcare, Inc.	7,231	65,079
Landauer, Inc.	819	42,793
LHC Group, Inc.*	1,286	61,754
Magellan Health, Inc.*	2,002	138,438
Molina Healthcare, Inc.*	3,713	180,118
National HealthCare Corp.	960	71,635
National Research Corp., Class A	719	13,409
Nobilis Health Corp.*	4,760	10,472
Owens & Minor, Inc.	5,358	193,317
PharMerica Corp.*	2,534	62,336
Providence Service Corp. (The)*	1,111	45,129
Quorum Health Corp.*	2,545	21,760
RadNet, Inc.*	3,186	18,957
Select Medical Holdings Corp.*	9,160	131,904
Surgery Partners, Inc.*	1,597	35,933
Surgical Care Affiliates, Inc.*	2,303	130,626
Teladoc, Inc.*	2,059	45,401
Tivity Health, Inc.*	2,734	79,013
Triple-S Management Corp., Class B*	1,999	37,321
U.S. Physical Therapy, Inc.	1,039	78,600
Universal American Corp.*	3,556	35,382
		3,213,718
Health Care Technology - 0.4%
Castlight Health, Inc., Class B*	3,461	12,286
Computer Programs & Systems, Inc.	962	25,878
Cotiviti Holdings, Inc.*	1,085	40,666
Evolent Health, Inc., Class A*	1,373	27,048
HealthStream, Inc.*	2,208	54,030
HMS Holdings Corp.*	7,232	134,732
Medidata Solutions, Inc.*	4,718	263,830
NantHealth, Inc.*	568	4,300
Omnicell, Inc.*	3,054	116,128
Quality Systems, Inc.*	4,384	66,900
Tabula Rasa HealthCare, Inc.*	429	6,079
Vocera Communications, Inc.*	2,123	43,925
		795,802
Hotels, Restaurants & Leisure - 2.5%
Belmond Ltd., Class A*	7,181	92,994
Biglari Holdings, Inc.*	88	37,790
BJ’s Restaurants, Inc.*	2,003	72,809
Bloomin’ Brands, Inc.	8,942	152,819
Bob Evans Farms, Inc.	1,703	96,611
Bojangles’, Inc.*	841	17,703
Boyd Gaming Corp.*	7,083	139,323
Buffalo Wild Wings, Inc.*	1,624	251,720
Caesars Acquisition Co., Class A*	4,087	59,875
Caesars Entertainment Corp.*	4,841	45,747
Carrols Restaurant Group, Inc.*	2,947	46,563
Century Casinos, Inc.*	1,830	12,517
Cheesecake Factory, Inc. (The)	3,899	238,034
Churchill Downs, Inc.	1,159	174,198
Chuy’s Holdings, Inc.*	1,403	39,985

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
ClubCorp Holdings, Inc.	5,523	94,443
Cracker Barrel Old Country Store, Inc.	1,648	265,312
Dave & Buster’s Entertainment, Inc.*	3,253	186,039
Del Frisco’s Restaurant Group, Inc.*	2,031	32,293
Del Taco Restaurants, Inc.*	1,985	24,634
Denny’s Corp.*	6,505	81,703
DineEquity, Inc.	1,502	89,850
El Pollo Loco Holdings, Inc.*	1,740	21,750
Eldorado Resorts, Inc.*	2,458	40,065
Empire Resorts, Inc.*	286	6,650
Fiesta Restaurant Group, Inc.*	2,285	45,357
Fogo De Chao, Inc.*	427	5,978
Golden Entertainment, Inc.	884	10,475
Habit Restaurants, Inc. (The), Class A*	1,155	15,535
ILG, Inc.	9,711	183,344
International Speedway Corp., Class A	2,261	83,883
Intrawest Resorts Holdings, Inc.*	1,382	32,560
Isle of Capri Casinos, Inc.*	2,146	52,126
J Alexander’s Holdings, Inc.*	1,145	10,649
Jack in the Box, Inc.	2,802	262,575
Jamba, Inc.*	1,092	10,603
Kona Grill, Inc.*	669	4,248
La Quinta Holdings, Inc.*	7,280	100,901
Lindblad Expeditions Holdings, Inc.*	1,263	11,329
Luby’s, Inc.*	1,669	5,641
Marcus Corp. (The)	1,596	49,795
Marriott Vacations Worldwide Corp.	1,923	180,627
Monarch Casino & Resort, Inc.*	911	23,212
Nathan’s Famous, Inc.*	261	16,182
Noodles & Co.*	948	3,602
Papa John’s International, Inc.	2,333	184,120
Penn National Gaming, Inc.*	6,396	92,550
Pinnacle Entertainment, Inc.*	4,669	81,054
Planet Fitness, Inc., Class A	2,241	48,204
Popeyes Louisiana Kitchen, Inc.*	1,759	138,979
Potbelly Corp.*	2,044	26,674
Red Lion Hotels Corp.*	1,353	10,080
Red Robin Gourmet Burgers, Inc.*	1,105	50,443
Red Rock Resorts, Inc., Class A	2,579	56,661
Ruby Tuesday, Inc.*	5,098	9,686
Ruth’s Hospitality Group, Inc.	2,582	43,507
Scientific Games Corp., Class A*	4,456	92,016
SeaWorld Entertainment, Inc.	5,740	110,610
Shake Shack, Inc., Class A*	1,347	48,263
Sonic Corp.	3,806	96,216
Speedway Motorsports, Inc.	1,008	21,491
Texas Roadhouse, Inc.	5,687	240,560
Wingstop, Inc.	1,350	35,505
Zoe’s Kitchen, Inc.*	1,639	29,371
		4,846,039
Household Durables - 1.0%
AV Homes, Inc.*	1,050	17,325
Bassett Furniture Industries, Inc.	883	24,150
Beazer Homes USA, Inc.*	2,701	32,952
Cavco Industries, Inc.*	727	86,695
Century Communities, Inc.*	1,306	29,842
CSS Industries, Inc.	734	18,042
Ethan Allen Interiors, Inc.	2,119	60,921
Flexsteel Industries, Inc.	557	28,006
GoPro, Inc., Class A*	8,671	81,507
Green Brick Partners, Inc.*	1,992	18,824
Helen of Troy Ltd.*	2,404	234,871
Hooker Furniture Corp.	973	32,109
Hovnanian Enterprises, Inc., Class A*	10,457	24,783
Installed Building Products, Inc.*	1,726	81,208
iRobot Corp.*	2,304	131,512
KB Home	7,159	127,072
La-Z-Boy, Inc.	4,213	113,751
LGI Homes, Inc.*	1,325	38,438
Libbey, Inc.	1,883	26,362
Lifetime Brands, Inc.	948	13,746
M/I Homes, Inc.*	2,031	47,932
MDC Holdings, Inc.	3,566	104,092
Meritage Homes Corp.*	3,282	116,675
NACCO Industries, Inc., Class A	333	21,479
New Home Co., Inc. (The)*	1,089	11,380
Taylor Morrison Home Corp., Class A*	3,434	69,127
TopBuild Corp.*	3,307	138,828
TRI Pointe Group, Inc.*	12,780	152,593
UCP, Inc., Class A*	694	7,530
Universal Electronics, Inc.*	1,215	83,471
William Lyon Homes, Class A*	2,052	37,818
ZAGG, Inc.*	2,366	14,314
		2,027,355
Household Products - 0.2%
Central Garden & Pet Co.*	869	29,329
Central Garden & Pet Co., Class A*	2,870	91,697
HRG Group, Inc.*	10,182	187,145
Oil-Dri Corp. of America	428	15,100
Orchids Paper Products Co.	775	22,095
WD-40 Co.	1,208	132,759
		478,125
Independent Power and Renewable Electricity Producers - 0.4%
Atlantic Power Corp.*	9,911	23,291
Atlantica Yield plc	5,051	109,910
Dynegy, Inc.*	10,030	80,641
NRG Yield, Inc., Class A	2,998	50,396
NRG Yield, Inc., Class C	5,445	94,743
Ormat Technologies, Inc.	3,338	184,024
Pattern Energy Group, Inc.	5,691	118,316
TerraForm Global, Inc., Class A*	7,840	34,104
TerraForm Power, Inc., Class A*	7,504	86,371
Vivint Solar, Inc.*	1,950	6,728
		788,524
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	3,114	92,019

Insurance - 2.0%
Ambac Financial Group, Inc.*	3,866	85,439
American Equity Investment Life Holding Co.	7,354	197,896
AMERISAFE, Inc.	1,626	104,552
Argo Group International Holdings Ltd.	2,474	165,634
Atlas Financial Holdings, Inc.*	912	12,312
Baldwin & Lyons, Inc., Class B	773	18,397
Blue Capital Reinsurance Holdings Ltd.	507	9,988
Citizens, Inc.*	3,985	36,343
CNO Financial Group, Inc.	15,379	321,575
Crawford & Co., Class B	1,027	11,112
Donegal Group, Inc., Class A	714	11,860
eHealth, Inc.*	1,547	16,955
EMC Insurance Group, Inc.	716	19,905
Employers Holdings, Inc.	2,753	103,513
Enstar Group Ltd.*	977	189,294
FBL Financial Group, Inc., Class A	844	57,687
Federated National Holding Co.	1,079	21,591
Fidelity & Guaranty Life	1,022	27,185
Genworth Financial, Inc., Class A*	43,194	176,663
Global Indemnity Ltd.*	720	28,570
Greenlight Capital Re Ltd., Class A*	2,521	56,218
Hallmark Financial Services, Inc.*	1,196	13,180
HCI Group, Inc.	741	36,531
Heritage Insurance Holdings, Inc.	2,281	33,668
Horace Mann Educators Corp.	3,479	145,770
Independence Holding Co.	610	11,072
Infinity Property & Casualty Corp.	926	87,276
Investors Title Co.	123	16,938
James River Group Holdings Ltd.	1,224	52,657
Kemper Corp.	3,404	144,500

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Kinsale Capital Group, Inc.	573	16,818
Maiden Holdings Ltd.	5,905	91,232
MBIA, Inc.*	11,290	116,513
National General Holdings Corp.	4,154	101,108
National Western Life Group, Inc., Class A	193	61,345
Navigators Group, Inc. (The)	1,926	106,026
OneBeacon Insurance Group Ltd., Class A	1,711	27,924
Patriot National, Inc.*	933	4,282
Primerica, Inc.	4,034	325,746
RLI Corp.	3,264	190,781
Safety Insurance Group, Inc.	1,234	87,614
Selective Insurance Group, Inc.	4,879	216,140
State Auto Financial Corp.	1,327	35,603
State National Cos., Inc.	2,618	36,573
Stewart Information Services Corp.	1,962	87,132
Third Point Reinsurance Ltd.*	5,670	70,308
Trupanion, Inc.*	1,235	19,204
United Fire Group, Inc.	1,854	78,276
United Insurance Holdings Corp.	1,473	24,923
Universal Insurance Holdings, Inc.	2,806	75,622
WMIH Corp.*	17,421	23,518
		4,010,969
Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A*	2,233	22,330
Duluth Holdings, Inc., Class B*	823	17,357
Etsy, Inc.*	9,009	109,189
FTD Cos., Inc.*	1,496	36,143
Gaia, Inc.*	588	5,027
HSN, Inc.	2,685	101,224
Lands’ End, Inc.*	1,280	23,744
Liberty TripAdvisor Holdings, Inc., Class A*	6,230	83,794
Nutrisystem, Inc.	2,499	116,204
Overstock.com, Inc.*	1,133	20,904
PetMed Express, Inc.	1,701	35,823
Shutterfly, Inc.*	2,965	134,552
Wayfair, Inc., Class A*	2,706	102,314
		808,605
Internet Software & Services - 1.8%
2U, Inc.*	3,147	115,023
Alarm.com Holdings, Inc.*	885	25,258
Amber Road, Inc.*	1,520	11,461
Angie’s List, Inc.*	3,411	18,181
Appfolio, Inc., Class A*	652	16,202
Apptio, Inc., Class A*	599	7,781
Autobytel, Inc.*	748	9,350
Bankrate, Inc.*	4,069	44,352
Bazaarvoice, Inc.*	7,045	31,350
Benefitfocus, Inc.*	1,105	29,338
Blucora, Inc.*	3,364	52,478
Box, Inc., Class A*	4,188	73,793
Brightcove, Inc.*	2,570	21,588
Carbonite, Inc.*	1,525	29,661
Care.com, Inc.*	1,205	12,291
ChannelAdvisor Corp.*	1,991	21,403
Cimpress NV*	2,153	172,692
Cornerstone OnDemand, Inc.*	4,321	180,488
Coupa Software, Inc.*	739	19,547
DHI Group, Inc.*	4,304	21,305
Endurance International Group Holdings, Inc.*	5,149	43,766
Envestnet, Inc.*	3,555	137,401
Five9, Inc.*	2,834	45,089
Global Sources Ltd.*	704	6,160
Gogo, Inc.*	4,828	51,177
GrubHub, Inc.*	6,932	243,036
GTT Communications, Inc.*	2,263	63,138
Hortonworks, Inc.*	3,641	36,191
Instructure, Inc.*	901	20,633
j2 Global, Inc.	4,041	329,018
Limelight Networks, Inc.*	6,088	13,698
Liquidity Services, Inc.*	2,139	17,433
LivePerson, Inc.*	4,572	32,233
LogMeIn, Inc.	4,467	409,847
Marchex, Inc., Class B*	2,866	7,652
MeetMe, Inc.*	3,541	17,103
MINDBODY, Inc., Class A*	1,236	32,816
New Relic, Inc.*	1,884	66,279
NIC, Inc.	5,448	114,953
Numerex Corp., Class A*	1,187	5,923
Q2 Holdings, Inc.*	2,194	78,874
QuinStreet, Inc.*	3,141	10,145
Quotient Technology, Inc.*	5,500	65,450
RealNetworks, Inc.*	2,015	9,873
Reis, Inc.	750	14,475
RetailMeNot, Inc.*	3,309	29,616
Rightside Group Ltd.*	997	8,365
Shutterstock, Inc.*	1,627	70,953
SPS Commerce, Inc.*	1,422	78,679
Stamps.com, Inc.*	1,388	175,027
TechTarget, Inc.*	1,353	12,380
Trade Desk, Inc. (The), Class A*	466	19,670
TrueCar, Inc.*	4,663	65,562
Web.com Group, Inc.*	3,648	70,224
WebMD Health Corp.*	3,203	166,236
Xactly Corp.*	1,959	24,292
XO Group, Inc.*	2,180	40,177
		3,547,086
IT Services - 1.6%
Acxiom Corp.*	6,655	189,801
ALJ Regional Holdings, Inc.*	1,588	6,082
Blackhawk Network Holdings, Inc.*	4,713	171,789
CACI International, Inc., Class A*	2,088	261,835
Cardtronics plc, Class A*	3,868	170,501
Cass Information Systems, Inc.	941	61,325
Convergys Corp.	7,634	167,032
CSG Systems International, Inc.	2,752	108,456
EPAM Systems, Inc.*	4,137	304,607
EVERTEC, Inc.	5,453	91,883
ExlService Holdings, Inc.*	2,792	124,691
Forrester Research, Inc.	852	31,098
Hackett Group, Inc. (The)	1,926	38,828
Information Services Group, Inc.*	2,666	8,451
ManTech International Corp., Class A	2,121	77,671
MAXIMUS, Inc.	5,509	328,722
MoneyGram International, Inc.*	2,539	32,398
NCI, Inc., Class A*	518	7,666
NeuStar, Inc., Class A*	4,647	154,048
Perficient, Inc.*	3,026	54,982
PFSweb, Inc.*	1,260	8,833
Planet Payment, Inc.*	3,632	14,855
Science Applications International Corp.	3,631	315,788
ServiceSource International, Inc.*	5,236	20,630
Sykes Enterprises, Inc.*	3,321	90,398
Syntel, Inc.	2,771	49,019
TeleTech Holdings, Inc.	1,409	42,693
Travelport Worldwide Ltd.	9,917	125,946
Unisys Corp.*	4,310	59,909
Virtusa Corp.*	2,373	73,587
		3,193,524
Leisure Products - 0.2%
Acushnet Holdings Corp.*	1,930	33,794
American Outdoor Brands Corp.*	4,703	91,426
Arctic Cat, Inc.*	1,124	20,794
Callaway Golf Co.	8,090	81,790
Escalade, Inc.	905	11,765
JAKKS Pacific, Inc.*	1,314	6,899
Johnson Outdoors, Inc., Class A	421	14,769
Malibu Boats, Inc., Class A*	1,549	31,847
Marine Products Corp.	840	8,921
MCBC Holdings, Inc.	661	9,704
Nautilus, Inc.*	2,631	42,359

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Sturm Ruger & Co., Inc.	1,592	79,361
		433,429
Life Sciences Tools & Services - 0.5%
Accelerate Diagnostics, Inc.*	1,977	50,414
Albany Molecular Research, Inc.*	2,230	33,383
Cambrex Corp.*	2,734	154,061
ChromaDex Corp.*	2,456	6,779
Enzo Biochem, Inc.*	3,405	21,962
Fluidigm Corp.*	2,495	16,367
INC Research Holdings, Inc., Class A*	3,553	155,088
Luminex Corp.*	3,407	63,302
Medpace Holdings, Inc.*	699	20,236
NanoString Technologies, Inc.*	1,347	25,418
NeoGenomics, Inc.*	4,549	36,710
Pacific Biosciences of California, Inc.*	6,891	34,800
PAREXEL International Corp.*	4,506	291,493
PRA Health Sciences, Inc.*	2,076	122,505
		1,032,518
Machinery - 2.9%
Actuant Corp., Class A	5,043	133,892
Alamo Group, Inc.	810	60,871
Albany International Corp., Class A	2,457	111,425
Altra Industrial Motion Corp.	2,162	83,994
American Railcar Industries, Inc.	665	29,632
Astec Industries, Inc.	1,661	104,925
Barnes Group, Inc.	4,313	216,124
Blue Bird Corp.*	464	7,888
Briggs & Stratton Corp.	3,645	78,003
Chart Industries, Inc.*	2,624	93,388
CIRCOR International, Inc.	1,415	87,886
Columbus McKinnon Corp.	1,666	42,999
DMC Global, Inc.	1,203	17,985
Douglas Dynamics, Inc.	1,898	63,298
Energy Recovery, Inc.*	2,954	24,843
EnPro Industries, Inc.	1,852	120,899
ESCO Technologies, Inc.	2,180	118,156
ExOne Co. (The)*	937	9,295
Federal Signal Corp.	5,148	76,602
Franklin Electric Co., Inc.	3,952	165,589
FreightCar America, Inc.	1,039	14,245
Gencor Industries, Inc.*	665	9,476
Global Brass & Copper Holdings, Inc.	1,813	61,007
Gorman-Rupp Co. (The)	1,512	47,069
Graham Corp.	820	17,983
Greenbrier Cos., Inc. (The)	2,327	97,850
Hardinge, Inc.	1,003	10,501
Harsco Corp.*	6,916	97,516
Hillenbrand, Inc.	5,067	184,185
Hurco Cos., Inc.	545	14,988
Hyster-Yale Materials Handling, Inc.	809	49,260
John Bean Technologies Corp.	2,500	223,500
Joy Global, Inc.	8,461	238,516
Kadant, Inc.	920	56,948
Kennametal, Inc.	6,780	251,470
Lindsay Corp.	910	72,864
Lydall, Inc.*	1,425	72,247
Manitowoc Co., Inc. (The)*	10,913	66,351
Meritor, Inc.*	7,060	115,431
Milacron Holdings Corp.*	1,248	22,664
Miller Industries, Inc.	945	23,625
Mueller Industries, Inc.	4,862	203,329
Mueller Water Products, Inc., Class A	13,377	165,741
Navistar International Corp.*	4,248	114,823
NN, Inc.	2,251	45,245
Omega Flex, Inc.	250	11,350
Proto Labs, Inc.*	2,116	115,534
RBC Bearings, Inc.*	1,946	181,562
Rexnord Corp.*	7,115	157,740
SPX Corp.*	3,566	94,071
SPX FLOW, Inc.*	3,029	102,986
Standex International Corp.	1,090	104,095
Sun Hydraulics Corp.	1,996	73,852
Supreme Industries, Inc., Class A	1,113	21,759
Tennant Co.	1,503	105,586
Titan International, Inc.	3,797	50,272
TriMas Corp.*	3,867	85,267
Wabash National Corp.*	5,537	117,108
Watts Water Technologies, Inc., Class A	2,387	152,649
Woodward, Inc.	4,544	320,125
		5,618,484
Marine - 0.1%
Costamare, Inc.	2,582	15,776
Matson, Inc.	3,712	125,948
Scorpio Bulkers, Inc.*	4,791	35,454
		177,178
Media - 1.3%
AMC Entertainment Holdings, Inc., Class A	4,602	144,273
Central European Media Enterprises Ltd., Class A*	6,561	18,699
Daily Journal Corp.*	95	19,836
Entercom Communications Corp., Class A	2,227	34,853
Entravision Communications Corp., Class A	5,582	29,864
Eros International plc*	2,538	29,187
EW Scripps Co. (The), Class A*	5,109	117,660
Gannett Co., Inc.	10,088	87,967
Global Eagle Entertainment, Inc.*	4,017	17,594
Gray Television, Inc.*	5,502	74,827
Hemisphere Media Group, Inc.*	461	5,348
IMAX Corp.*	5,055	163,529
Liberty Media Corp-Liberty Braves, Class A*	785	17,294
Liberty Media Corp-Liberty Braves, Class C*	2,700	59,373
Liberty Media Corp-Liberty Formula One, Class A*	1,964	59,136
Liberty Media Corp-Liberty Formula One, Class C*	3,962	121,633
Loral Space & Communications, Inc.*	1,105	45,194
MDC Partners, Inc., Class A	4,396	38,465
Meredith Corp.	3,220	201,894
MSG Networks, Inc., Class A*	5,107	111,333
National CineMedia, Inc.	5,280	67,742
New Media Investment Group, Inc.	3,890	60,023
New York Times Co. (The), Class A	10,680	153,792
Nexstar Media Group, Inc., Class A	3,729	257,116
Radio One, Inc., Class D*	2,118	5,825
Reading International, Inc., Class A*	1,443	23,001
Saga Communications, Inc., Class A	314	15,669
Salem Media Group, Inc.	949	6,785
Scholastic Corp.	2,321	104,584
Sinclair Broadcast Group, Inc., Class A	5,675	226,433
Time, Inc.	8,819	154,773
Townsquare Media, Inc., Class A*	741	8,055
tronc, Inc.*	2,288	33,405
World Wrestling Entertainment, Inc., Class A	3,101	65,059
		2,580,221
Metals & Mining - 1.2%
AK Steel Holding Corp.*	26,752	222,844
Allegheny Technologies, Inc.	9,317	178,980
Ampco-Pittsburgh Corp.	734	10,716
Carpenter Technology Corp.	3,969	160,983
Century Aluminum Co.*	4,281	60,298
Cliffs Natural Resources, Inc.*	24,171	257,663
Coeur Mining, Inc.*	15,444	132,664
Commercial Metals Co.	9,860	208,342
Ferroglobe plc	5,611	60,543

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Gold Resource Corp.	4,290	22,222
Handy & Harman Ltd.*	251	5,986
Haynes International, Inc.	1,066	41,638
Hecla Mining Co.	32,752	182,756
Kaiser Aluminum Corp.	1,520	119,822
Materion Corp.	1,708	59,524
Olympic Steel, Inc.	787	19,030
Ryerson Holding Corp.*	1,081	11,729
Schnitzer Steel Industries, Inc., Class A	2,240	53,312
Stillwater Mining Co.*	10,492	178,993
SunCoke Energy, Inc.*	5,532	53,937
TimkenSteel Corp.*	3,384	70,793
Worthington Industries, Inc.	3,866	189,627
		2,302,402
Mortgage Real Estate Investment Trusts (REITs) - 0.9%
AG Mortgage Investment Trust, Inc.	2,410	43,043
Altisource Residential Corp.	4,490	60,256
Anworth Mortgage Asset Corp.	8,215	44,689
Apollo Commercial Real Estate Finance, Inc.	7,004	128,803
Ares Commercial Real Estate Corp.	2,306	31,177
ARMOUR Residential REIT, Inc.	3,153	70,911
Capstead Mortgage Corp.	8,197	86,724
CYS Investments, Inc.	13,005	104,300
Dynex Capital, Inc.	3,850	26,411
Great Ajax Corp.	1,277	16,780
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	3,813	75,459
Invesco Mortgage Capital, Inc.	9,662	150,244
Ladder Capital Corp.	3,734	53,882
MTGE Investment Corp.	3,948	65,339
New Residential Investment Corp.	25,594	431,771
New York Mortgage Trust, Inc.	9,442	59,768
Orchid Island Capital, Inc.	2,657	26,092
Owens Realty Mortgage, Inc.	861	14,379
PennyMac Mortgage Investment Trust	5,848	98,597
Redwood Trust, Inc.	6,545	107,142
Resource Capital Corp.	2,599	21,832
Western Asset Mortgage Capital Corp.	3,513	36,535
		1,754,134
Multiline Retail - 0.2%
Big Lots, Inc.	3,824	196,324
Fred’s, Inc., Class A	3,031	53,740
Ollie’s Bargain Outlet Holdings, Inc.*	1,735	54,392
Sears Holdings Corp.*	966	7,574
Tuesday Morning Corp.*	3,851	14,056
		326,086
Multi-Utilities - 0.4%
Avista Corp.	5,435	216,694
Black Hills Corp.	4,431	287,483
NorthWestern Corp.	4,178	244,413
Unitil Corp.	1,192	53,163
		801,753
Oil, Gas & Consumable Fuels - 1.9%
Abraxas Petroleum Corp.*	12,553	26,612
Adams Resources & Energy, Inc.	180	7,290
Alon USA Energy, Inc.	2,708	32,929
Ardmore Shipping Corp.	2,420	16,577
Bill Barrett Corp.*	5,290	29,148
California Resources Corp.*	2,720	48,606
Callon Petroleum Co.*	15,956	201,365
Carrizo Oil & Gas, Inc.*	5,307	172,743
Clayton Williams Energy, Inc.*	512	69,299
Clean Energy Fuels Corp.*	8,189	20,063
Cobalt International Energy, Inc.*	35,015	24,861
Contango Oil & Gas Co.*	1,920	14,246
CVR Energy, Inc.	1,357	31,102
Delek US Holdings, Inc.	5,290	127,330
Denbury Resources, Inc.*	30,181	81,791
DHT Holdings, Inc.	7,876	36,466
Dorian LPG Ltd.*	2,079	19,584
Earthstone Energy, Inc.*	184	2,374
Eclipse Resources Corp.*	4,893	10,569
EP Energy Corp., Class A*	3,321	15,675
Erin Energy Corp.*	1,241	4,157
Evolution Petroleum Corp.	2,094	18,322
EXCO Resources, Inc.*	12,014	6,692
Frontline Ltd.	6,005	41,495
GasLog Ltd.	3,510	54,229
Gener8 Maritime, Inc.*	3,368	16,436
Golar LNG Ltd.	8,244	225,144
Green Plains, Inc.	3,106	77,805
International Seaways, Inc.*	1,375	25,781
Isramco, Inc.*	63	7,654
Jones Energy, Inc., Class A*	4,889	15,645
Matador Resources Co.*	7,600	182,932
Navios Maritime Acquisition Corp.	6,921	12,735
Nordic American Tankers Ltd.	8,466	67,220
Northern Oil and Gas, Inc.*	4,010	12,030
Oasis Petroleum, Inc.*	20,011	283,356
Overseas Shipholding Group, Inc., Class A	3,314	16,570
Pacific Ethanol, Inc.*	2,461	19,319
Panhandle Oil and Gas, Inc., Class A	1,315	25,906
Par Pacific Holdings, Inc.*	2,636	38,486
PDC Energy, Inc.*	4,805	324,770
Renewable Energy Group, Inc.*	3,287	29,254
REX American Resources Corp.*	486	40,445
Ring Energy, Inc.*	3,547	43,841
RSP Permian, Inc.*	8,431	332,940
Sanchez Energy Corp.*	5,782	66,493
Scorpio Tankers, Inc.	14,027	54,004
SemGroup Corp., Class A	5,677	199,547
Ship Finance International Ltd.	5,143	75,859
Synergy Resources Corp.*	15,951	130,320
Teekay Corp.	4,206	41,303
Teekay Tankers Ltd., Class A	9,997	23,393
W&T Offshore, Inc.*	3,051	7,658
Western Refining, Inc.	6,923	252,828
Westmoreland Coal Co.*	1,580	22,815
		3,786,014
Paper & Forest Products - 0.5%
Boise Cascade Co.*	3,350	90,785
Clearwater Paper Corp.*	1,455	80,898
Deltic Timber Corp.	911	67,706
KapStone Paper and Packaging Corp.	7,411	167,489
Louisiana-Pacific Corp.*	12,375	291,802
Neenah Paper, Inc.	1,424	104,308
PH Glatfelter Co.	3,731	82,455
Schweitzer-Mauduit International, Inc.	2,599	106,637
		992,080
Personal Products - 0.2%
Avon Products, Inc.*	37,804	166,338
elf Beauty, Inc.*	832	23,046
Inter Parfums, Inc.	1,499	51,865
Lifevantage Corp.*	1,179	6,532
Medifast, Inc.	897	40,221
Natural Health Trends Corp.	637	17,702
Nature’s Sunshine Products, Inc.	731	8,333
Nutraceutical International Corp.	708	23,860
Revlon, Inc., Class A*	1,007	33,835
Synutra International, Inc.*	1,809	10,402
USANA Health Sciences, Inc.*	891	51,723
		433,857
Pharmaceuticals - 1.5%
AcelRx Pharmaceuticals, Inc.*	3,036	9,260
Aclaris Therapeutics, Inc.*	968	30,231
Aerie Pharmaceuticals, Inc.*	2,473	117,097
Agile Therapeutics, Inc.*	1,139	2,529
Amphastar Pharmaceuticals, Inc.*	3,054	47,245

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Ampio Pharmaceuticals, Inc.*	4,131	3,387
ANI Pharmaceuticals, Inc.*	680	40,168
Aratana Therapeutics, Inc.*	2,862	18,918
Axsome Therapeutics, Inc.*	954	4,341
Bio-Path Holdings, Inc.*	7,592	6,211
Catalent, Inc.*	8,548	245,328
Cempra, Inc.*	3,830	13,022
Clearside Biomedical, Inc.*	846	6,641
Collegium Pharmaceutical, Inc.*	1,413	18,736
Corcept Therapeutics, Inc.*	6,409	57,617
Depomed, Inc.*	5,238	85,851
Dermira, Inc.*	2,111	71,120
Durect Corp.*	10,828	11,153
Egalet Corp.*	1,900	9,386
Endocyte, Inc.*	3,260	6,683
Flex Pharma, Inc.*	913	3,807
Heska Corp.*	523	48,503
Horizon Pharma plc*	13,843	222,180
Impax Laboratories, Inc.*	6,284	89,547
Innoviva, Inc.*	6,935	80,099
Intersect ENT, Inc.*	2,189	29,770
Intra-Cellular Therapies, Inc.*	2,944	38,419
Lannett Co., Inc.*	2,377	52,294
Lipocine, Inc.*	1,421	5,627
Medicines Co. (The)*	5,777	302,830
MyoKardia, Inc.*	1,106	13,438
Nektar Therapeutics*	12,208	159,681
Neos Therapeutics, Inc.*	1,547	9,282
Novan, Inc.*	409	2,315
Ocular Therapeutix, Inc.*	1,783	14,870
Omeros Corp.*	3,470	42,230
Pacira Pharmaceuticals, Inc.*	3,127	136,650
Paratek Pharmaceuticals, Inc.*	1,572	23,501
Phibro Animal Health Corp., Class A	1,608	44,783
Prestige Brands Holdings, Inc.*	4,566	258,527
Reata Pharmaceuticals, Inc., Class A*	547	13,866
Revance Therapeutics, Inc.*	1,754	36,834
SciClone Pharmaceuticals, Inc.*	4,300	42,570
Sucampo Pharmaceuticals, Inc., Class A*	2,010	23,617
Supernus Pharmaceuticals, Inc.*	4,025	103,442
Teligent, Inc.*	3,552	25,397
Tetraphase Pharmaceuticals, Inc.*	3,119	16,125
TherapeuticsMD, Inc.*	12,877	80,868
Theravance Biopharma, Inc.*	3,442	105,394
Titan Pharmaceuticals, Inc.*	1,614	6,052
WaVe Life Sciences Ltd.*	635	19,114
Zogenix, Inc.*	2,129	22,035
		2,878,591
Professional Services - 1.1%
Acacia Research Corp.*	4,285	25,067
Advisory Board Co. (The)*	3,515	158,175
Barrett Business Services, Inc.	606	38,802
CBIZ, Inc.*	4,235	56,326
CEB, Inc.	2,758	213,883
Cogint, Inc.*	1,303	4,756
CRA International, Inc.	684	24,528
Exponent, Inc.	2,195	126,103
Franklin Covey Co.*	876	15,724
FTI Consulting, Inc.*	3,562	143,335
GP Strategies Corp.*	1,093	26,942
Heidrick & Struggles International, Inc.	1,572	38,435
Hill International, Inc.*	2,772	13,721
Huron Consulting Group, Inc.*	1,855	80,600
ICF International, Inc.*	1,549	66,530
Insperity, Inc.	1,347	112,138
Kelly Services, Inc., Class A	2,519	53,856
Kforce, Inc.	2,104	54,178
Korn/Ferry International	4,917	151,985
Mistras Group, Inc.*	1,472	33,149
Navigant Consulting, Inc.*	4,080	95,064
On Assignment, Inc.*	4,365	205,984
Resources Connection, Inc.	2,473	41,794
RPX Corp.*	4,261	45,806
TriNet Group, Inc.*	3,615	97,063
TrueBlue, Inc.*	3,614	93,783
WageWorks, Inc.*	3,132	241,164
		2,258,891
Real Estate Management & Development - 0.4%
Alexander & Baldwin, Inc.	4,002	179,410
Altisource Portfolio Solutions SA*	991	23,814
Consolidated-Tomoka Land Co.	350	19,292
Forestar Group, Inc.*	2,933	39,009
FRP Holdings, Inc.*	540	20,304
Griffin Industrial Realty, Inc.	61	1,894
HFF, Inc., Class A	3,079	91,292
Kennedy-Wilson Holdings, Inc.	7,079	156,092
Marcus & Millichap, Inc.*	1,246	34,078
RE/MAX Holdings, Inc., Class A	1,523	87,572
RMR Group, Inc. (The), Class A	594	31,125
St Joe Co. (The)*	4,334	71,728
Stratus Properties, Inc.*	534	15,940
Tejon Ranch Co.*	1,194	27,522
Trinity Place Holdings, Inc.*	1,604	13,730
		812,802
Road & Rail - 0.4%
ArcBest Corp.	2,112	61,987
Celadon Group, Inc.	2,339	18,829
Covenant Transportation Group, Inc., Class A*	1,018	20,401
Heartland Express, Inc.	3,952	81,964
Knight Transportation, Inc.	5,746	187,894
Marten Transport Ltd.	1,972	48,413
PAM Transportation Services, Inc.*	202	3,682
Roadrunner Transportation Systems, Inc.*	2,625	19,793
Saia, Inc.*	2,162	104,533
Swift Transportation Co.*	6,410	139,225
Universal Logistics Holdings, Inc.	715	9,760
USA Truck, Inc.*	699	6,647
Werner Enterprises, Inc.	3,834	107,352
YRC Worldwide, Inc.*	2,793	35,862
		846,342
Semiconductors & Semiconductor Equipment - 3.2%
Advanced Energy Industries, Inc.*	3,390	210,519
Advanced Micro Devices, Inc.*	64,561	933,552
Alpha & Omega Semiconductor Ltd.*	1,640	31,586
Ambarella, Inc.*	2,747	161,936
Amkor Technology, Inc.*	8,591	84,364
Axcelis Technologies, Inc.*	2,501	38,640
Brooks Automation, Inc.	5,830	121,614
Cabot Microelectronics Corp.	2,021	139,894
Cavium, Inc.*	5,534	362,532
CEVA, Inc.*	1,690	56,446
Cirrus Logic, Inc.*	5,378	290,842
Cohu, Inc.	2,264	37,696
Diodes, Inc.*	3,268	78,007
DSP Group, Inc.*	1,851	19,343
Entegris, Inc.*	12,137	257,304
Exar Corp.*	3,503	36,641
FormFactor, Inc.*	5,898	62,814
GigPeak, Inc.*	5,003	15,309
Impinj, Inc.*	525	14,889
Inphi Corp.*	3,447	161,802
Integrated Device Technology, Inc.*	11,567	276,567
IXYS Corp.	2,155	26,614
Kopin Corp.*	5,288	18,667
Lattice Semiconductor Corp.*	10,294	72,778
MACOM Technology Solutions Holdings, Inc.*	2,706	124,730
MaxLinear, Inc., Class A*	4,792	124,784
Microsemi Corp.*	9,774	506,489
MKS Instruments, Inc.	4,569	299,726
Monolithic Power Systems, Inc.	3,343	294,084

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Nanometrics, Inc.*	2,030	55,236
NeoPhotonics Corp.*	2,645	26,847
NVE Corp.	410	32,128
PDF Solutions, Inc.*	2,319	49,580
Photronics, Inc.*	5,601	59,931
Power Integrations, Inc.	2,353	148,710
Rambus, Inc.*	9,332	117,210
Rudolph Technologies, Inc.*	2,570	55,255
Semtech Corp.*	5,547	185,547
Sigma Designs, Inc.*	3,076	17,995
Silicon Laboratories, Inc.*	3,543	239,152
Synaptics, Inc.*	3,010	159,981
Ultra Clean Holdings, Inc.*	2,754	38,143
Ultratech, Inc.*	1,855	53,517
Veeco Instruments, Inc.*	3,412	93,318
Xcerra Corp.*	4,541	39,688
XPERI Corp.	4,226	151,502
		6,383,909
Software - 3.1%
8x8, Inc.*	7,571	114,322
A10 Networks, Inc.*	3,782	35,778
ACI Worldwide, Inc.*	9,901	193,763
American Software, Inc., Class A	2,213	22,882
Aspen Technology, Inc.*	6,695	389,247
Barracuda Networks, Inc.*	1,888	44,670
Blackbaud, Inc.	4,051	289,728
Blackline, Inc.*	859	24,507
Bottomline Technologies de, Inc.*	3,448	86,028
BroadSoft, Inc.*	2,524	108,027
Callidus Software, Inc.*	5,231	98,604
CommVault Systems, Inc.*	3,322	162,944
Digimarc Corp.*	830	20,916
Ebix, Inc.	2,163	135,187
Ellie Mae, Inc.*	2,812	268,715
EnerNOC, Inc.*	2,296	12,513
Everbridge, Inc.*	749	14,261
Exa Corp.*	1,190	18,647
Fair Isaac Corp.	2,659	345,856
Gigamon, Inc.*	2,788	94,931
Globant SA*	2,206	80,078
Glu Mobile, Inc.*	8,830	17,042
Guidance Software, Inc.*	1,940	13,231
HubSpot, Inc.*	2,477	147,381
Imperva, Inc.*	2,460	100,860
Jive Software, Inc.*	4,953	21,793
Majesco*	503	2,540
Mentor Graphics Corp.	9,196	341,172
MicroStrategy, Inc., Class A*	815	156,382
Mitek Systems, Inc.*	2,526	15,788
MobileIron, Inc.*	3,989	19,147
Model N, Inc.*	1,906	20,299
Monotype Imaging Holdings, Inc.	3,481	70,142
Park City Group, Inc.*	1,109	15,748
Paycom Software, Inc.*	3,776	203,262
Paylocity Holding Corp.*	1,849	65,196
Pegasystems, Inc.	3,095	133,085
Progress Software Corp.	4,298	123,267
Proofpoint, Inc.*	3,503	275,931
PROS Holdings, Inc.*	2,161	50,200
QAD, Inc., Class A	808	22,180
Qualys, Inc.*	2,334	81,573
Rapid7, Inc.*	1,707	25,861
RealPage, Inc.*	4,638	156,533
RingCentral, Inc., Class A*	5,029	134,274
Rosetta Stone, Inc.*	1,656	13,000
Rubicon Project, Inc. (The)*	3,194	27,916
Sapiens International Corp. NV	2,084	30,176
SecureWorks Corp., Class A*	520	5,429
Silver Spring Networks, Inc.*	3,251	39,857
Synchronoss Technologies, Inc.*	3,543	95,944
Take-Two Interactive Software, Inc.*	7,142	406,951
Tangoe, Inc.*	2,372	13,592
Telenav, Inc.*	2,796	22,787
TiVo Corp.	10,048	185,888
Varonis Systems, Inc.*	918	25,153
VASCO Data Security International, Inc.*	2,587	33,631
Verint Systems, Inc.*	5,330	201,208
VirnetX Holding Corp.*	4,152	9,342
Workiva, Inc.*	1,885	28,181
Zendesk, Inc.*	6,967	189,711
Zix Corp.*	4,567	22,881
		6,126,138
Specialty Retail - 1.9%
Aaron’s, Inc.	5,641	153,887
Abercrombie & Fitch Co., Class A	5,843	69,882
American Eagle Outfitters, Inc.	14,299	226,639
America’s Car-Mart, Inc.*	677	21,562
Asbury Automotive Group, Inc.*	1,714	111,667
Ascena Retail Group, Inc.*	14,846	68,293
At Home Group, Inc.*	715	10,746
Barnes & Noble Education, Inc.*	3,438	33,005
Barnes & Noble, Inc.	5,424	53,155
Big 5 Sporting Goods Corp.	1,523	20,484
Boot Barn Holdings, Inc.*	1,143	11,739
Buckle, Inc. (The)	2,456	48,752
Build-A-Bear Workshop, Inc.*	1,163	10,525
Caleres, Inc.	3,676	109,802
Camping World Holdings, Inc., Class A	1,031	36,260
Cato Corp. (The), Class A	2,192	54,822
Chico’s FAS, Inc.	11,198	162,147
Children’s Place, Inc. (The)	1,607	162,789
Citi Trends, Inc.	1,235	20,588
Conn’s, Inc.*	1,742	16,636
Container Store Group, Inc. (The)*	1,366	5,737
Destination XL Group, Inc.*	3,112	9,336
DSW, Inc., Class A	5,775	121,448
Express, Inc.*	6,381	71,722
Finish Line, Inc. (The), Class A	3,587	58,468
Five Below, Inc.*	4,597	177,214
Francesca’s Holdings Corp.*	3,280	55,662
Genesco, Inc.*	1,763	102,783
GNC Holdings, Inc., Class A	5,890	48,887
Group 1 Automotive, Inc.	1,784	138,599
Guess?, Inc.	5,249	66,662
Haverty Furniture Cos., Inc.	1,599	37,097
Hibbett Sports, Inc.*	1,960	57,820
Kirkland’s, Inc.*	1,266	14,306
Lithia Motors, Inc., Class A	2,038	194,976
Lumber Liquidators Holdings, Inc.*	2,259	40,052
MarineMax, Inc.*	2,121	47,723
Monro Muffler Brake, Inc.	2,694	154,905
Office Depot, Inc.	47,487	198,021
Party City Holdco, Inc.*	2,311	33,394
Pier 1 Imports, Inc.	6,948	46,760
Rent-A-Center, Inc.	4,452	38,599
RH*	3,321	101,091
Sears Hometown and Outlet Stores, Inc.*	965	3,571
Select Comfort Corp.*	3,710	87,148
Shoe Carnival, Inc.	1,144	28,976
Sonic Automotive, Inc., Class A	2,400	52,080
Sportsman’s Warehouse Holdings, Inc.*	2,214	10,738
Stage Stores, Inc.	2,200	5,126
Stein Mart, Inc.	2,672	9,619
Tailored Brands, Inc.	4,194	96,923
Tile Shop Holdings, Inc.*	2,795	49,192
Tilly’s, Inc., Class A	998	11,008
Vitamin Shoppe, Inc.*	2,073	44,155
West Marine, Inc.*	1,581	14,529
Winmark Corp.	193	21,896
Zumiez, Inc.*	1,547	31,559
		3,691,162

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Technology Hardware, Storage & Peripherals - 0.5%
3D Systems Corp.*	9,207	139,946
Avid Technology, Inc.*	2,759	15,506
CPI Card Group, Inc.	1,801	8,104
Cray, Inc.*	3,454	72,016
Diebold Nixdorf, Inc.	5,873	177,365
Eastman Kodak Co.*	1,462	20,980
Electronics For Imaging, Inc.*	4,035	185,892
Immersion Corp.*	2,483	27,139
Nimble Storage, Inc.*	5,402	48,996
Pure Storage, Inc., Class A*	5,849	66,679
Stratasys Ltd.*	4,209	83,212
Super Micro Computer, Inc.*	3,317	86,242
USA Technologies, Inc.*	3,076	12,304
		944,381
Textiles, Apparel & Luxury Goods - 0.6%
Columbia Sportswear Co.	2,314	127,131
Crocs, Inc.*	6,325	42,061
Culp, Inc.	924	31,416
Deckers Outdoor Corp.*	2,784	147,079
Delta Apparel, Inc.*	611	10,698
Fossil Group, Inc.*	3,600	68,076
G-III Apparel Group Ltd.*	3,690	94,944
Iconix Brand Group, Inc.*	3,676	28,342
Movado Group, Inc.	1,320	32,010
Oxford Industries, Inc.	1,304	73,298
Perry Ellis International, Inc.*	1,078	25,107
Sequential Brands Group, Inc.*	3,368	13,236
Steven Madden Ltd.*	5,285	197,395
Superior Uniform Group, Inc.	689	12,622
Unifi, Inc.*	1,344	36,678
Vera Bradley, Inc.*	1,740	18,200
Vince Holding Corp.*	1,849	3,236
Wolverine World Wide, Inc.	8,316	209,314
		1,170,843
Thrifts & Mortgage Finance - 2.0%
Astoria Financial Corp.	7,901	146,089
Bank Mutual Corp.	3,502	33,969
BankFinancial Corp.	1,303	19,376
Bear State Financial, Inc.	1,540	14,661
Beneficial Bancorp, Inc.	6,024	98,191
BofI Holding, Inc.*	5,146	162,305
Capitol Federal Financial, Inc.	10,943	165,130
Charter Financial Corp.	1,168	22,834
Clifton Bancorp, Inc.	1,879	30,196
Dime Community Bancshares, Inc.	2,683	57,684
ESSA Bancorp, Inc.	701	11,076
Essent Group Ltd.*	6,410	223,132
EverBank Financial Corp.	8,838	171,811
Federal Agricultural Mortgage Corp., Class C	737	42,436
First Defiance Financial Corp.	756	37,157
Flagstar Bancorp, Inc.*	1,796	51,006
Greene County Bancorp, Inc.	259	5,711
Hingham Institution for Savings	115	21,567
Home Bancorp, Inc.	494	17,784
HomeStreet, Inc.*	2,191	59,814
Impac Mortgage Holdings, Inc.*	856	11,898
Kearny Financial Corp.	7,494	115,033
LendingTree, Inc.*	545	64,528
Meridian Bancorp, Inc.	4,139	78,848
Meta Financial Group, Inc.	706	60,434
MGIC Investment Corp.*	29,290	311,938
Nationstar Mortgage Holdings, Inc.*	2,776	50,412
NMI Holdings, Inc., Class A*	4,238	47,042
Northfield Bancorp, Inc.	3,612	67,761
Northwest Bancshares, Inc.	8,245	149,564
OceanFirst Financial Corp.	2,207	64,422
Ocwen Financial Corp.*	8,634	38,076
Oritani Financial Corp.	3,311	56,949
PennyMac Financial Services, Inc., Class A*	1,167	20,831
PHH Corp.*	4,546	57,371
Provident Bancorp, Inc.*	379	7,390
Provident Financial Holdings, Inc.	566	10,562
Provident Financial Services, Inc.	5,241	139,149
Radian Group, Inc.	18,481	343,931
SI Financial Group, Inc.	955	14,038
Southern Missouri Bancorp, Inc.	502	17,580
Territorial Bancorp, Inc.	649	20,911
TrustCo Bank Corp.	7,836	65,431
United Community Financial Corp.	3,991	34,363
United Financial Bancorp, Inc.	4,303	76,852
Walker & Dunlop, Inc.*	2,362	96,015
Washington Federal, Inc.	7,803	264,132
Waterstone Financial, Inc.	2,183	40,495
Western New England Bancorp, Inc.	2,151	21,618
WSFS Financial Corp.	2,458	112,085
		3,851,588
Tobacco - 0.2%
Alliance One International, Inc.*	715	10,260
Turning Point Brands, Inc.*	511	6,730
Universal Corp.	1,904	128,901
Vector Group Ltd.	7,965	181,443
		327,334
Trading Companies & Distributors - 1.0%
Aircastle Ltd.	4,097	98,451
Applied Industrial Technologies, Inc.	3,117	196,527
Beacon Roofing Supply, Inc.*	5,132	233,198
BMC Stock Holdings, Inc.*	4,728	99,288
CAI International, Inc.*	1,345	20,807
DXP Enterprises, Inc.*	1,335	46,725
GATX Corp.	3,510	203,861
GMS, Inc.*	610	18,349
H&E Equipment Services, Inc.	2,709	71,084
Kaman Corp.	2,303	119,226
Lawson Products, Inc.*	541	14,959
MRC Global, Inc.*	8,046	162,610
Neff Corp., Class A*	817	12,745
NOW, Inc.*	9,183	175,763
Real Industry, Inc.*	2,249	11,470
Rush Enterprises, Inc., Class A*	2,528	87,165
Rush Enterprises, Inc., Class B*	522	16,699
SiteOne Landscape Supply, Inc.*	998	39,132
Textainer Group Holdings Ltd.	1,946	30,649
Titan Machinery, Inc.*	1,520	21,508
Triton International Ltd.	3,441	85,027
Univar, Inc.*	3,689	118,786
Veritiv Corp.*	707	39,344
Willis Lease Finance Corp.*	334	8,490
		1,931,863
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	4,775	57,777

Water Utilities - 0.3%
American States Water Co.	3,135	140,197
AquaVenture Holdings Ltd.*	621	10,247
Artesian Resources Corp., Class A	665	21,912
California Water Service Group	4,124	151,557
Connecticut Water Service, Inc.	930	53,056
Consolidated Water Co. Ltd.	1,247	12,906
Global Water Resources, Inc.	706	6,065
Middlesex Water Co.	1,362	51,279
SJW Group	1,401	67,991
York Water Co. (The)	1,104	39,744
		554,954
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	3,056	33,341
NII Holdings, Inc.*	4,593	9,186
Shenandoah Telecommunications Co.	3,970	111,557
Spok Holdings, Inc.	1,758	31,996
		186,080
TOTAL COMMON STOCKS (Cost $142,887,889)		163,722,251

See accompanying notes to schedules of portfolio investments.

Investments	No. of Rights	Value ($)

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d)	11,283	12,524
Tobira Therapeutics, Inc., CVR*(c)(d)	756	10,388
		22,912
Health Care Equipment & Supplies - 0.0%
Second Sight Medical Products, Inc., expiring 3/6/2017, price $2.00*(c)(d)	1,222	—

Pharmaceuticals - 0.0%
ANI Pharmaceuticals, Inc., CVR*(c)(d)	2	—
Omthera Pharmaceuticals, Inc., CVR*(c)(d)	3,327	—
		—
TOTAL RIGHTS (Cost $—)		22,912

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 12.1%

REPURCHASE AGREEMENT(e) - 12.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $23,904,845 (Cost $23,904,518)	23,904,518	23,904,518

Total Investments - 95.2% (Cost $166,792,407)		187,649,681
Other Assets Less Liabilities - 4.8%		9,422,577
Net assets - 100.0%		197,072,258

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $73,087,225.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 2/28/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 2/28/2017 amounted to $81,222, which represents approximately 0.04% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations

CVR	Contingent Value Rights — No defined expiration

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$25,073,062
Aggregate gross unrealized depreciation	(4,653,381)
Net unrealized appreciation	$20,419,681
Federal income tax cost of investments	$167,230,000

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra Russell2000 had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	117	3/17/2017	$8,104,005	$146,926

Cash collateral in the amount of $386,100 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Ultra Russell2000 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$35,899,378	11/6/2018	Bank of America NA	0.48%	Russell 2000® Index	$2,272,496
29,944,944	11/6/2017	Citibank NA	0.51%	Russell 2000® Index	1,792,639
12,955,201	11/6/2017	Credit Suisse International	0.53%	Russell 2000® Index	2,698,255
9,825,289	11/6/2017	Goldman Sachs International	0.86%	Russell 2000® Index	3,493,453
2,960,542	11/6/2017	Morgan Stanley & Co. International plc	0.28%	iShares® Russell 2000 ETF	450,267
71,714,064	11/6/2017	Morgan Stanley & Co. International plc	0.53%	Russell 2000® Index	13,191,131
18,711,857	11/6/2017	Societe Generale	0.88%	Russell 2000® Index	126,392
40,320,990	11/6/2017	UBS AG	0.53%	Russell 2000® Index	1,094,732
$222,332,265					$25,119,365

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra SmallCap600

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 70.9%

Aerospace & Defense - 1.2%
AAR Corp.	820	28,224
Aerojet Rocketdyne Holdings, Inc.*	1,805	34,999
Aerovironment, Inc.*	531	14,348
Cubic Corp.	643	33,790
Engility Holdings, Inc.*	455	14,246
Mercury Systems, Inc.*	1,210	45,205
Moog, Inc., Class A*	829	56,024
National Presto Industries, Inc.	127	12,649
TASER International, Inc.*	1,348	34,603
Triumph Group, Inc.	1,280	35,584
		309,672
Air Freight & Logistics - 0.5%
Atlas Air Worldwide Holdings, Inc.*	645	36,668
Echo Global Logistics, Inc.*	708	15,470
Forward Air Corp.	787	38,996
Hub Group, Inc., Class A*	856	43,228
		134,362
Airlines - 0.6%
Allegiant Travel Co.	337	58,672
Hawaiian Holdings, Inc.*	1,378	67,039
SkyWest, Inc.	1,334	46,890
		172,601
Auto Components - 1.2%
American Axle & Manufacturing Holdings, Inc.*	1,972	39,085
Cooper-Standard Holdings, Inc.*	455	50,960
Dorman Products, Inc.*	782	61,121
Fox Factory Holding Corp.*	741	19,859
Gentherm, Inc.*	941	34,111
LCI Industries*	635	68,390
Motorcar Parts of America, Inc.*	481	13,646
Standard Motor Products, Inc.	518	24,849
Superior Industries International, Inc.	591	13,238
		325,259
Automobiles - 0.1%
Winnebago Industries, Inc.	682	22,506

Banks - 7.6%
Ameris Bancorp	900	43,470
Banc of California, Inc.	1,277	24,838
Banner Corp.	681	39,580
Boston Private Financial Holdings, Inc.	2,144	36,877
Brookline Bancorp, Inc.	1,819	28,831
Cardinal Financial Corp.	846	26,429
Central Pacific Financial Corp.	795	25,106
City Holding Co.	387	25,349
Columbia Banking System, Inc.	1,497	59,715
Community Bank System, Inc.	1,144	67,965
Customers Bancorp, Inc.*	726	24,924
CVB Financial Corp.	2,593	61,584
Fidelity Southern Corp.	546	12,869
First BanCorp*	4,034	25,737
First Commonwealth Financial Corp.	2,295	31,969
First Financial Bancorp	1,598	44,345
First Financial Bankshares, Inc.	1,704	74,976
First Midwest Bancorp, Inc.	2,097	51,230
First NBC Bank Holding Co.*	412	1,833
Glacier Bancorp, Inc.	1,973	72,843
Great Western Bancorp, Inc.	1,514	64,708
Hanmi Financial Corp.	832	27,789
Home BancShares, Inc.	3,187	89,682
Hope Bancorp, Inc.	3,278	70,149
Independent Bank Corp.	696	45,240
LegacyTexas Financial Group, Inc.	1,072	45,656
National Bank Holdings Corp., Class A	669	22,070
NBT Bancorp, Inc.	1,113	44,943
OFG Bancorp	1,132	14,603
Old National Bancorp	3,481	63,876
Opus Bank	469	10,130
Pinnacle Financial Partners, Inc.	1,187	82,378
S&T Bancorp, Inc.	900	32,031
ServisFirst Bancshares, Inc.	1,140	47,390
Simmons First National Corp., Class A	766	44,045
Southside Bancshares, Inc.	676	23,815
Sterling Bancorp	3,373	83,482
Texas Capital Bancshares, Inc.*	1,264	112,686
Tompkins Financial Corp.	314	28,172
United Bankshares, Inc.	2,083	93,214
United Community Banks, Inc.	1,827	52,782
Westamerica Bancorp	662	38,297
Wintrust Financial Corp.	1,335	98,390
		2,015,998
Biotechnology - 1.1%
Acorda Therapeutics, Inc.*	1,189	31,449
AMAG Pharmaceuticals, Inc.*	882	19,801
Eagle Pharmaceuticals, Inc.*	203	15,568
Emergent BioSolutions, Inc.*	888	27,865
Enanta Pharmaceuticals, Inc.*	358	10,317
Ligand Pharmaceuticals, Inc.*	490	51,269
MiMedx Group, Inc.*	2,598	22,265
Momenta Pharmaceuticals, Inc.*	1,648	25,462
Myriad Genetics, Inc.*	1,761	34,216
Progenics Pharmaceuticals, Inc.*	1,801	20,243
Repligen Corp.*	872	27,477
Spectrum Pharmaceuticals, Inc.*	1,805	11,552
		297,484
Building Products - 1.4%
AAON, Inc.	1,020	34,323
American Woodmark Corp.*	360	31,122
Apogee Enterprises, Inc.	745	42,599
Gibraltar Industries, Inc.*	807	33,450
Griffon Corp.	767	19,290
Insteel Industries, Inc.	450	16,254
Patrick Industries, Inc.*	376	30,024
PGT Innovations, Inc.*	1,263	12,693
Quanex Building Products Corp.	882	17,243
Simpson Manufacturing Co., Inc.	1,042	44,973
Trex Co., Inc.*	758	51,552
Universal Forest Products, Inc.	524	50,204
		383,727
Capital Markets - 1.2%
Donnelley Financial Solutions, Inc.*	679	15,692
Evercore Partners, Inc., Class A	1,004	79,868
Financial Engines, Inc.	1,373	60,824
Greenhill & Co., Inc.	701	20,714
Interactive Brokers Group, Inc., Class A	1,753	64,353
INTL. FCStone, Inc.*	385	14,534
Investment Technology Group, Inc.	798	15,976
Piper Jaffray Cos.	367	25,965
Virtus Investment Partners, Inc.	166	18,202
		316,128
Chemicals - 2.0%
A Schulman, Inc.	757	25,549
AdvanSix, Inc.*	786	21,442
American Vanguard Corp.	666	10,489
Balchem Corp.	818	71,305
Calgon Carbon Corp.	1,306	18,415
Flotek Industries, Inc.*	1,389	18,779
FutureFuel Corp.	586	7,753
Hawkins, Inc.	246	12,165
HB Fuller Co.	1,297	64,085
Ingevity Corp.*	1,086	58,611
Innophos Holdings, Inc.	499	26,442
Innospec, Inc.	618	40,355
Koppers Holdings, Inc.*	533	23,372

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Kraton Corp.*	797	21,702
LSB Industries, Inc.*	518	5,631
Quaker Chemical Corp.	342	45,035
Rayonier Advanced Materials, Inc.	1,116	14,798
Stepan Co.	503	38,032
Tredegar Corp.	648	12,312
		536,272
Commercial Services & Supplies - 2.6%
ABM Industries, Inc.	1,438	58,656
Brady Corp., Class A	1,221	46,703
Brink’s Co. (The)	1,158	61,895
Essendant, Inc.	953	15,181
G&K Services, Inc., Class A	509	48,100
Healthcare Services Group, Inc.	1,872	77,463
Interface, Inc.	1,671	31,582
LSC Communications, Inc.	685	19,468
Matthews International Corp., Class A	829	54,590
Mobile Mini, Inc.	1,147	37,335
Multi-Color Corp.	341	24,450
RR Donnelley & Sons Co.	1,800	30,186
Team, Inc.*	761	26,140
Tetra Tech, Inc.	1,471	59,208
UniFirst Corp.	398	52,974
US Ecology, Inc.	562	28,521
Viad Corp.	524	24,733
		697,185
Communications Equipment - 1.1%
ADTRAN, Inc.	1,248	26,395
Bel Fuse, Inc., Class B	224	5,846
Black Box Corp.	391	3,519
CalAmp Corp.*	937	15,189
Comtech Telecommunications Corp.	607	6,926
Digi International, Inc.*	669	8,229
Harmonic, Inc.*	2,020	10,908
Ixia*	1,630	31,948
Lumentum Holdings, Inc.*	1,411	64,765
NETGEAR, Inc.*	853	46,744
Viavi Solutions, Inc.*	5,934	59,459
		279,928
Construction & Engineering - 0.3%
Aegion Corp.*	876	19,938
Comfort Systems USA, Inc.	952	36,319
MYR Group, Inc.*	414	15,529
Orion Group Holdings, Inc.*	714	6,683
		78,469
Construction Materials - 0.3%
Headwaters, Inc.*	1,912	43,976
US Concrete, Inc.*	367	23,121
		67,097
Consumer Finance - 0.7%
Encore Capital Group, Inc.*	606	20,180
Enova International, Inc.*	600	8,610
EZCORP, Inc., Class A*	1,250	11,000
FirstCash, Inc.	1,251	55,482
Green Dot Corp., Class A*	1,139	33,384
PRA Group, Inc.*	1,195	48,756
World Acceptance Corp.*	154	8,075
		185,487
Containers & Packaging - 0.0%(b)
Myers Industries, Inc.	563	7,910

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,190	38,699

Diversified Consumer Services - 0.3%
American Public Education, Inc.*	415	10,022
Capella Education Co.	296	22,526
Career Education Corp.*	1,660	13,828
Regis Corp.*	904	11,128
Strayer Education, Inc.*	269	20,858
		78,362
Diversified Telecommunication Services - 0.6%
ATN International, Inc.	274	18,739
Cincinnati Bell, Inc.*	1,084	20,921
Cogent Communications Holdings, Inc.	1,056	43,771
Consolidated Communications Holdings, Inc.	1,306	29,450
General Communication, Inc., Class A*	685	13,803
Iridium Communications, Inc.*	2,074	18,044
Lumos Networks Corp.*	608	10,768
		155,496
Electric Utilities - 0.5%
ALLETE, Inc.	1,275	85,693
El Paso Electric Co.	1,045	51,048
		136,741
Electrical Equipment - 0.4%
AZZ, Inc.	671	39,354
Encore Wire Corp.	534	25,365
General Cable Corp.	1,271	21,226
Powell Industries, Inc.	220	7,181
Vicor Corp.*	412	6,695
		99,821
Electronic Equipment, Instruments & Components - 3.1%
Agilysys, Inc.*	392	3,567
Anixter International, Inc.*	733	61,059
Badger Meter, Inc.	751	27,487
Benchmark Electronics, Inc.*	1,260	39,186
Coherent, Inc.*	633	115,573
CTS Corp.	845	18,506
Daktronics, Inc.	1,033	9,679
Electro Scientific Industries, Inc.*	837	5,591
ePlus, Inc.*	170	21,582
Fabrinet*	950	39,473
FARO Technologies, Inc.*	430	14,835
II-VI, Inc.*	1,397	49,733
Insight Enterprises, Inc.*	915	38,759
Itron, Inc.*	858	55,513
Methode Electronics, Inc.	953	39,550
MTS Systems Corp.	430	23,628
OSI Systems, Inc.*	467	35,221
Park Electrochemical Corp.	490	9,369
Plexus Corp.*	864	48,444
Rogers Corp.*	463	38,202
Sanmina Corp.*	1,893	73,827
ScanSource, Inc.*	649	26,122
TTM Technologies, Inc.*	2,175	35,148
		830,054
Energy Equipment & Services - 1.3%
Archrock, Inc.	1,796	24,515
Atwood Oceanics, Inc.*	1,877	19,727
Bristow Group, Inc.	824	12,945
CARBO Ceramics, Inc.*	541	6,941
Era Group, Inc.*	502	6,918
Exterran Corp.*	806	24,535
Geospace Technologies Corp.*	344	5,679
Gulf Island Fabrication, Inc.	347	3,956
Helix Energy Solutions Group, Inc.*	3,443	28,439
Hornbeck Offshore Services, Inc.*	835	3,749
Matrix Service Co.*	684	11,081
Newpark Resources, Inc.*	2,183	16,809
Pioneer Energy Services Corp.*	1,979	10,390
SEACOR Holdings, Inc.*	416	28,642
Tesco Corp.*	1,197	9,995
TETRA Technologies, Inc.*	2,965	13,313
Tidewater, Inc.*	1,214	1,651
Unit Corp.*	1,328	36,042
US Silica Holdings, Inc.	1,848	93,453
		358,780

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Equity Real Estate Investment Trusts (REITs) - 4.2%
Acadia Realty Trust	2,085	66,783
Agree Realty Corp.	674	33,451
American Assets Trust, Inc.	1,036	45,584
CareTrust REIT, Inc.	1,661	26,211
Cedar Realty Trust, Inc.	1,958	11,493
Chesapeake Lodging Trust	1,550	37,448
CoreSite Realty Corp.	874	78,721
DiamondRock Hospitality Co.	5,165	56,144
EastGroup Properties, Inc.	844	62,743
Four Corners Property Trust, Inc.	1,544	34,246
Franklin Street Properties Corp.	2,765	34,258
GEO Group, Inc. (The)	1,934	92,078
Getty Realty Corp.	683	18,024
Government Properties Income Trust	1,835	37,819
Hersha Hospitality Trust	1,078	21,032
Kite Realty Group Trust	2,154	48,788
Lexington Realty Trust	5,502	61,402
LTC Properties, Inc.	1,011	48,771
Parkway, Inc.*	1,102	23,120
Pennsylvania REIT	1,793	29,584
PS Business Parks, Inc.	504	58,570
Retail Opportunity Investments Corp.	2,818	61,996
Sabra Health Care REIT, Inc.	1,683	45,778
Saul Centers, Inc.	304	19,468
Summit Hotel Properties, Inc.	2,253	34,674
Universal Health Realty Income Trust	323	20,730
Urstadt Biddle Properties, Inc., Class A	744	16,576
		1,125,492
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	670	26,498
SpartanNash Co.	967	33,748
SUPERVALU, Inc.*	6,861	25,935
		86,181
Food Products - 1.1%
B&G Foods, Inc.	1,712	72,760
Calavo Growers, Inc.	396	22,334
Cal-Maine Foods, Inc.	767	29,108
Darling Ingredients, Inc.*	4,245	55,227
J&J Snack Foods Corp.	385	51,513
Sanderson Farms, Inc.	512	48,661
Seneca Foods Corp., Class A*	161	6,046
		285,649
Gas Utilities - 0.7%
Northwest Natural Gas Co.	737	44,294
South Jersey Industries, Inc.	2,044	71,581
Spire, Inc.	1,177	77,564
		193,439
Health Care Equipment & Supplies - 3.1%
Abaxis, Inc.	581	28,963
Analogic Corp.	321	26,434
AngioDynamics, Inc.*	813	13,292
Anika Therapeutics, Inc.*	377	17,640
Cantel Medical Corp.	936	76,855
CONMED Corp.	639	26,595
CryoLife, Inc.*	695	11,120
Cynosure, Inc., Class A*	615	40,590
Haemonetics Corp.*	1,332	49,724
ICU Medical, Inc.*	379	57,002
Inogen, Inc.*	413	28,340
Integer Holdings Corp.*	708	25,594
Integra LifeSciences Holdings Corp.*	1,542	65,905
Invacare Corp.	818	9,898
Masimo Corp.*	1,140	103,010
Meridian Bioscience, Inc.	1,086	13,955
Merit Medical Systems, Inc.*	1,150	35,420
Natus Medical, Inc.*	849	31,434
Neogen Corp.*	972	63,044
Surmodics, Inc.*	341	8,440
Varex Imaging Corp.*	962	33,497
Zeltiq Aesthetics, Inc.*	928	51,374
		818,126
Health Care Providers & Services - 2.4%
Aceto Corp.	775	11,888
Adeptus Health, Inc., Class A*	389	2,626
Air Methods Corp.*	854	32,324
Almost Family, Inc.*	296	14,696
Amedisys, Inc.*	718	34,622
AMN Healthcare Services, Inc.*	1,239	50,985
BioTelemetry, Inc.*	728	18,528
Chemed Corp.	418	74,634
Community Health Systems, Inc.*	2,932	28,587
CorVel Corp.*	256	10,342
Cross Country Healthcare, Inc.*	851	13,165
Diplomat Pharmacy, Inc.*	1,105	14,973
Ensign Group, Inc. (The)	1,228	23,135
HealthEquity, Inc.*	1,108	48,419
Kindred Healthcare, Inc.	2,196	19,764
Landauer, Inc.	248	12,958
LHC Group, Inc.*	384	18,440
Magellan Health, Inc.*	599	41,421
PharMerica Corp.*	794	19,532
Providence Service Corp. (The)*	314	12,755
Quorum Health Corp.*	760	6,498
Select Medical Holdings Corp.*	2,764	39,802
Surgical Care Affiliates, Inc.*	719	40,782
Tivity Health, Inc.*	858	24,796
U.S. Physical Therapy, Inc.	323	24,435
		640,107
Health Care Technology - 0.7%
Computer Programs & Systems, Inc.	276	7,424
HealthStream, Inc.*	655	16,028
HMS Holdings Corp.*	2,183	40,669
Medidata Solutions, Inc.*	1,411	78,903
Omnicell, Inc.*	942	35,820
Quality Systems, Inc.*	1,185	18,083
		196,927
Hotels, Restaurants & Leisure - 2.0%
Belmond Ltd., Class A*	2,178	28,205
Biglari Holdings, Inc.*	26	11,165
BJ’s Restaurants, Inc.*	498	18,102
Bob Evans Farms, Inc.	510	28,932
Boyd Gaming Corp.*	2,117	41,642
Chuy’s Holdings, Inc.*	434	12,369
Dave & Buster’s Entertainment, Inc.*	965	55,188
DineEquity, Inc.	439	26,261
El Pollo Loco Holdings, Inc.*	556	6,950
Fiesta Restaurant Group, Inc.*	690	13,697
ILG, Inc.	2,733	51,599
Marcus Corp. (The)	488	15,226
Marriott Vacations Worldwide Corp.	627	58,894
Monarch Casino & Resort, Inc.*	282	7,185
Popeyes Louisiana Kitchen, Inc.*	534	42,191
Red Robin Gourmet Burgers, Inc.*	332	15,156
Ruby Tuesday, Inc.*	1,552	2,949
Ruth’s Hospitality Group, Inc.	765	12,890
Scientific Games Corp., Class A*	1,310	27,052
Shake Shack, Inc., Class A*	463	16,589
Sonic Corp.	1,180	29,831
Wingstop, Inc.	741	19,488
		541,561
Household Durables - 1.1%
CalAtlantic Group, Inc.	1	35
Cavco Industries, Inc.*	218	25,997
Ethan Allen Interiors, Inc.	656	18,860
Installed Building Products, Inc.*	512	24,090
iRobot Corp.*	700	39,956
La-Z-Boy, Inc.	1,262	34,074
LGI Homes, Inc.*	439	12,735
M/I Homes, Inc.*	636	15,010
MDC Holdings, Inc.	1,062	31,000

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Meritage Homes Corp.*	970	34,483
TopBuild Corp.*	981	41,182
Universal Electronics, Inc.*	376	25,831
		303,253
Household Products - 0.3%
Central Garden & Pet Co.*	260	8,775
Central Garden & Pet Co., Class A*	864	27,605
WD-40 Co.	366	40,223
		76,603
Industrial Conglomerates - 0.1%
Raven Industries, Inc.	932	27,541

Insurance - 2.2%
American Equity Investment Life Holding Co.	2,272	61,140
AMERISAFE, Inc.	496	31,893
eHealth, Inc.*	430	4,713
Employers Holdings, Inc.	827	31,095
HCI Group, Inc.	218	10,747
Horace Mann Educators Corp.	1,037	43,450
Infinity Property & Casualty Corp.	285	26,861
Maiden Holdings Ltd.	1,888	29,170
Navigators Group, Inc. (The)	570	31,379
ProAssurance Corp.	1,373	81,144
RLI Corp.	985	57,573
Safety Insurance Group, Inc.	367	26,057
Selective Insurance Group, Inc.	1,492	66,096
Stewart Information Services Corp.	603	26,779
United Fire Group, Inc.	556	23,474
United Insurance Holdings Corp.	458	7,749
Universal Insurance Holdings, Inc.	840	22,638
		581,958
Internet & Direct Marketing Retail - 0.4%
FTD Cos., Inc.*	442	10,679
Nutrisystem, Inc.	757	35,200
PetMed Express, Inc.	529	11,141
Shutterfly, Inc.*	873	39,617
		96,637
Internet Software & Services - 0.7%
Blucora, Inc.*	990	15,444
DHI Group, Inc.*	1,284	6,356
Liquidity Services, Inc.*	629	5,126
LivePerson, Inc.*	1,375	9,694
NIC, Inc.	1,599	33,739
QuinStreet, Inc.*	932	3,010
Shutterstock, Inc.*	498	21,718
SPS Commerce, Inc.*	439	24,290
Stamps.com, Inc.*	409	51,575
XO Group, Inc.*	641	11,813
		182,765
IT Services - 1.2%
CACI International, Inc., Class A*	629	78,877
Cardtronics plc, Class A*	1,168	51,485
CSG Systems International, Inc.	832	32,789
ExlService Holdings, Inc.*	864	38,586
Forrester Research, Inc.	258	9,417
ManTech International Corp., Class A	654	23,950
Perficient, Inc.*	930	16,898
Sykes Enterprises, Inc.*	1,018	27,710
TeleTech Holdings, Inc.	408	12,362
Virtusa Corp.*	711	22,048
		314,122
Leisure Products - 0.3%
Arctic Cat, Inc.*	336	6,216
Callaway Golf Co.	2,427	24,537
Nautilus, Inc.*	803	12,928
Sturm Ruger & Co., Inc.	489	24,377
		68,058
Life Sciences Tools & Services - 0.3%
Albany Molecular Research, Inc.*	575	8,608
Cambrex Corp.*	829	46,714
Luminex Corp.*	1,023	19,007
		74,329
Machinery - 3.6%
Actuant Corp., Class A	1,520	40,356
Alamo Group, Inc.	243	18,261
Albany International Corp., Class A	745	33,786
Astec Industries, Inc.	493	31,143
Barnes Group, Inc.	1,291	64,692
Briggs & Stratton Corp.	1,104	23,626
Chart Industries, Inc.*	789	28,080
CIRCOR International, Inc.	424	26,335
EnPro Industries, Inc.	551	35,969
ESCO Technologies, Inc.	663	35,935
Federal Signal Corp.	1,545	22,990
Franklin Electric Co., Inc.	991	41,523
Greenbrier Cos., Inc. (The)	732	30,780
Harsco Corp.*	2,067	29,145
Hillenbrand, Inc.	1,626	59,105
John Bean Technologies Corp.	752	67,229
Lindsay Corp.	274	21,939
Lydall, Inc.*	442	22,409
Mueller Industries, Inc.	1,480	61,894
Proto Labs, Inc.*	627	34,234
SPX Corp.*	1,080	28,490
SPX FLOW, Inc.*	1,080	36,720
Standex International Corp.	329	31,419
Tennant Co.	455	31,964
Titan International, Inc.	1,129	14,948
Wabash National Corp.*	1,600	33,840
Watts Water Technologies, Inc., Class A	718	45,916
		952,728
Marine - 0.1%
Matson, Inc.	1,105	37,493

Media - 0.5%
EW Scripps Co. (The), Class A*	1,464	33,716
Gannett Co., Inc.	3,007	26,221
New Media Investment Group, Inc.	1,350	20,830
Scholastic Corp.	695	31,317
World Wrestling Entertainment, Inc., Class A	992	20,812
		132,896
Metals & Mining - 0.9%
AK Steel Holding Corp.*	8,072	67,240
Century Aluminum Co.*	1,280	18,029
Haynes International, Inc.	322	12,577
Kaiser Aluminum Corp.	462	36,420
Materion Corp.	514	17,913
Olympic Steel, Inc.	235	5,682
Stillwater Mining Co.*	3,122	53,261
SunCoke Energy, Inc.*	1,656	16,146
TimkenSteel Corp.*	1,003	20,983
		248,251
Mortgage Real Estate Investment Trusts (REITs) - 0.1%
Capstead Mortgage Corp.	2,475	26,185

Multiline Retail - 0.2%
Fred’s, Inc., Class A	905	16,046
Ollie’s Bargain Outlet Holdings, Inc.*	1,227	38,466
Tuesday Morning Corp.*	1,163	4,245
		58,757
Multi-Utilities - 0.3%
Avista Corp.	1,655	65,985

Oil, Gas & Consumable Fuels - 1.0%
Bill Barrett Corp.*	1,951	10,750
Carrizo Oil & Gas, Inc.*	1,579	51,396
Cloud Peak Energy, Inc.*	1,933	9,646
Contango Oil & Gas Co.*	586	4,348
Green Plains, Inc.	920	23,046

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Northern Oil and Gas, Inc.*	1,121	3,363
PDC Energy, Inc.*	1,437	97,127
REX American Resources Corp.*	146	12,150
Synergy Resources Corp.*	5,172	42,255
		254,081
Paper & Forest Products - 0.8%
Boise Cascade Co.*	999	27,073
Clearwater Paper Corp.*	431	23,964
Deltic Timber Corp.	273	20,289
KapStone Paper and Packaging Corp.	2,267	51,234
Neenah Paper, Inc.	432	31,644
PH Glatfelter Co.	1,123	24,818
Schweitzer-Mauduit International, Inc.	787	32,291
		211,313
Personal Products - 0.1%
Inter Parfums, Inc.	441	15,259
Medifast, Inc.	287	12,869
		28,128
Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc.*	926	14,325
ANI Pharmaceuticals, Inc.*	206	12,169
Depomed, Inc.*	1,588	26,027
Impax Laboratories, Inc.*	1,905	27,146
Innoviva, Inc.*	1,991	22,996
Lannett Co., Inc.*	754	16,588
Medicines Co. (The)*	1,794	94,042
Nektar Therapeutics*	3,941	51,548
Phibro Animal Health Corp., Class A	478	13,312
SciClone Pharmaceuticals, Inc.*	1,317	13,038
Sucampo Pharmaceuticals, Inc., Class A*	638	7,497
Supernus Pharmaceuticals, Inc.*	1,277	32,819
		331,507
Professional Services - 1.3%
CDI Corp.*	356	3,257
Exponent, Inc.	660	37,917
Heidrick & Struggles International, Inc.	479	11,712
Insperity, Inc.	488	40,626
Kelly Services, Inc., Class A	754	16,120
Korn/Ferry International	1,493	46,149
Navigant Consulting, Inc.*	1,214	28,286
On Assignment, Inc.*	1,256	59,271
Resources Connection, Inc.	761	12,861
TrueBlue, Inc.*	1,095	28,415
WageWorks, Inc.*	945	72,765
		357,379
Real Estate Management & Development - 0.2%
Forestar Group, Inc.*	685	9,110
HFF, Inc., Class A	904	26,804
RE/MAX Holdings, Inc., Class A	455	26,163
		62,077
Road & Rail - 0.6%
ArcBest Corp.	614	18,021
Celadon Group, Inc.	727	5,852
Heartland Express, Inc.	1,117	23,167
Knight Transportation, Inc.	1,713	56,015
Marten Transport Ltd.	596	14,632
Roadrunner Transportation Systems, Inc.*	781	5,889
Saia, Inc.*	646	31,234
		154,810
Semiconductors & Semiconductor Equipment - 2.3%
Advanced Energy Industries, Inc.*	1,023	63,528
Brooks Automation, Inc.	1,780	37,131
Cabot Microelectronics Corp.	625	43,262
CEVA, Inc.*	547	18,270
Cohu, Inc.	641	10,673
Diodes, Inc.*	996	23,775
DSP Group, Inc.*	558	5,831
Exar Corp.*	1,086	11,360
Kopin Corp.*	1,567	5,532
Kulicke & Soffa Industries, Inc.*	1,828	37,419
MKS Instruments, Inc.	1,382	90,659
Nanometrics, Inc.*	642	17,469
Power Integrations, Inc.	751	47,463
Rambus, Inc.*	2,848	35,771
Rudolph Technologies, Inc.*	800	17,200
Semtech Corp.*	1,693	56,631
Ultratech, Inc.*	610	17,598
Veeco Instruments, Inc.*	1,047	28,635
XPERI Corp.	1,253	44,920
		613,127
Software - 2.1%
8x8, Inc.*	2,335	35,258
Blackbaud, Inc.	1,227	87,755
Bottomline Technologies de, Inc.*	942	23,503
Ebix, Inc.	577	36,062
MicroStrategy, Inc., Class A*	242	46,435
Monotype Imaging Holdings, Inc.	1,073	21,621
Progress Software Corp.	1,253	35,936
Qualys, Inc.*	746	26,073
Synchronoss Technologies, Inc.*	1,087	29,436
Take-Two Interactive Software, Inc.*	2,607	148,547
Tangoe, Inc.*	600	3,438
TiVo Corp.	3,083	57,036
VASCO Data Security International, Inc.*	777	10,101
		561,201
Specialty Retail - 2.8%
Abercrombie & Fitch Co., Class A	1,745	20,870
Asbury Automotive Group, Inc.*	509	33,161
Ascena Retail Group, Inc.*	4,369	20,097
Barnes & Noble Education, Inc.*	990	9,504
Barnes & Noble, Inc.	1,424	13,955
Big 5 Sporting Goods Corp.	457	6,147
Buckle, Inc. (The)	719	14,272
Caleres, Inc.	1,119	33,425
Cato Corp. (The), Class A	647	16,181
Children’s Place, Inc. (The)	465	47,104
Express, Inc.*	2,022	22,727
Finish Line, Inc. (The), Class A	1,046	17,050
Five Below, Inc.*	1,415	54,548
Francesca’s Holdings Corp.*	978	16,597
Genesco, Inc.*	532	31,016
Group 1 Automotive, Inc.	513	39,855
Guess?, Inc.	1,588	20,168
Haverty Furniture Cos., Inc.	492	11,414
Hibbett Sports, Inc.*	577	17,022
Kirkland’s, Inc.*	377	4,260
Lithia Motors, Inc., Class A	604	57,785
Lumber Liquidators Holdings, Inc.*	703	12,464
MarineMax, Inc.*	637	14,332
Monro Muffler Brake, Inc.	833	47,898
Rent-A-Center, Inc.	1,371	11,887
RH*	985	29,983
Select Comfort Corp.*	1,159	27,225
Shoe Carnival, Inc.	342	8,666
Sonic Automotive, Inc., Class A	677	14,691
Stein Mart, Inc.	798	2,873
Tailored Brands, Inc.	1,256	29,026
Tile Shop Holdings, Inc.*	851	14,978
Vitamin Shoppe, Inc.*	614	13,078
Zumiez, Inc.*	449	9,160
		743,419
Technology Hardware, Storage & Peripherals - 0.4%
Cray, Inc.*	1,051	21,913
Electronics For Imaging, Inc.*	1,206	55,561
Super Micro Computer, Inc.*	965	25,090
		102,564

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Textiles, Apparel & Luxury Goods - 0.8%
Crocs, Inc.*	1,897	12,615
G-III Apparel Group Ltd.*	1,129	29,049
Iconix Brand Group, Inc.*	1,447	11,156
Movado Group, Inc.	395	9,579
Oxford Industries, Inc.	385	21,641
Perry Ellis International, Inc.*	312	7,267
Steven Madden Ltd.*	1,407	52,551
Unifi, Inc.*	391	10,670
Vera Bradley, Inc.*	504	5,272
Wolverine World Wide, Inc.	2,544	64,033
		223,833
Thrifts & Mortgage Finance - 1.3%
Astoria Financial Corp.	2,352	43,488
Bank Mutual Corp.	1,084	10,515
BofI Holding, Inc.*	1,485	46,837
Dime Community Bancshares, Inc.	804	17,286
HomeStreet, Inc.*	650	17,745
LendingTree, Inc.*	185	21,904
Northfield Bancorp, Inc.	1,158	21,724
Northwest Bancshares, Inc.	2,612	47,382
Oritani Financial Corp.	980	16,856
Provident Financial Services, Inc.	1,550	41,152
TrustCo Bank Corp.	2,468	20,608
Walker & Dunlop, Inc.*	715	29,065
		334,562
Tobacco - 0.2%
Universal Corp.	650	44,005

Trading Companies & Distributors - 0.5%
Applied Industrial Technologies, Inc.	1,006	63,428
DXP Enterprises, Inc.*	398	13,930
Kaman Corp.	699	36,187
Veritiv Corp.*	243	13,523
		127,068
Water Utilities - 0.3%
American States Water Co.	943	42,171
California Water Service Group	1,237	45,460
		87,631
Wireless Telecommunication Services - 0.0%(b)
Spok Holdings, Inc.	530	9,646

TOTAL COMMON STOCKS (Cost $19,051,825)		18,909,432

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 0.5%

REPURCHASE AGREEMENT(c) - 0.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $136,222 (Cost $136,221)	136,221	136,221

Total Investments - 71.4% (Cost $19,188,046)		19,045,653
Other Assets Less Liabilities - 28.6%		7,646,626
Net assets - 100.0%		26,692,279

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,720,020.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,737,863
Aggregate gross unrealized depreciation	(1,968,065)
Net unrealized depreciation	$(230,202)
Federal income tax cost of investments	$19,275,855

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra SmallCap600 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$9,114,450	1/8/2018	Bank of America NA	0.83%	S&P SmallCap 600®	$1,045,102
864,554	1/8/2018	Citibank NA	0.71%	S&P SmallCap 600®	1,496,388
5,403,846	1/8/2018	Credit Suisse International	0.58%	S&P SmallCap 600®	681,910
1,352,391	11/6/2017	Morgan Stanley & Co. International plc	0.93%	S&P SmallCap 600®	1,298,463
17,744,353	1/8/2018	Societe Generale	1.18%	S&P SmallCap 600®	2,932,449
$34,479,594					$7,454,312

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro S&P500®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 26.4%

Aerospace & Defense - 0.6%
Arconic, Inc.	4,519	130,102
Boeing Co. (The)	5,913	1,065,700
General Dynamics Corp.	2,950	559,939
L3 Technologies, Inc.	796	133,983
Lockheed Martin Corp.	2,596	692,042
Northrop Grumman Corp.	1,816	448,715
Raytheon Co.	3,025	466,304
Rockwell Collins, Inc.	1,342	128,282
Textron, Inc.	2,785	131,731
TransDigm Group, Inc.	516	131,167
United Technologies Corp.	7,890	888,019
		4,775,984
Air Freight & Logistics - 0.2%
CH Robinson Worldwide, Inc.	1,458	117,179
Expeditors International of Washington, Inc.	1,858	104,754
FedEx Corp.	2,520	486,310
United Parcel Service, Inc., Class B	7,104	751,319
		1,459,562
Airlines - 0.2%
Alaska Air Group, Inc.	1,271	124,329
American Airlines Group, Inc.	5,338	247,470
Delta Air Lines, Inc.	7,588	378,869
Southwest Airlines Co.	6,343	366,625
United Continental Holdings, Inc.*	2,975	220,418
		1,337,711
Auto Components - 0.1%
BorgWarner, Inc.	2,063	87,038
Delphi Automotive plc	2,790	212,403
Goodyear Tire & Rubber Co. (The)	2,691	94,319
		393,760
Automobiles - 0.1%
Ford Motor Co.	40,213	503,869
General Motors Co.	14,293	526,554
Harley-Davidson, Inc.	1,821	102,668
		1,133,091
Banks - 1.8%
Bank of America Corp.	104,120	2,569,682
BB&T Corp.	8,362	403,216
Citigroup, Inc.	29,364	1,756,261
Citizens Financial Group, Inc.	5,275	197,127
Comerica, Inc.	1,775	126,522
Fifth Third Bancorp	7,785	213,620
Huntington Bancshares, Inc.	11,177	158,043
JPMorgan Chase & Co.	36,870	3,341,159
KeyCorp	11,135	209,004
M&T Bank Corp.	1,597	266,651
People’s United Financial, Inc.	3,208	61,594
PNC Financial Services Group, Inc. (The)	5,014	637,931
Regions Financial Corp.	12,685	193,700
SunTrust Banks, Inc.	5,058	300,900
US Bancorp	16,463	905,465
Wells Fargo & Co.	46,574	2,695,703
Zions Bancorp	2,099	94,245
		14,130,823
Beverages - 0.5%
Brown-Forman Corp., Class B	1,880	91,669
Coca-Cola Co. (The)	39,994	1,678,148
Constellation Brands, Inc., Class A	1,832	290,940
Dr Pepper Snapple Group, Inc.	1,894	176,975
Molson Coors Brewing Co., Class B	1,897	190,440
Monster Beverage Corp.*	4,177	173,095
PepsiCo, Inc.	14,778	1,631,196
		4,232,463
Biotechnology - 0.8%
AbbVie, Inc.	16,746	1,035,573
Alexion Pharmaceuticals, Inc.*	2,310	303,188
Amgen, Inc.	7,665	1,353,102
Biogen, Inc.*	2,242	647,041
Celgene Corp.*	7,987	986,474
Gilead Sciences, Inc.	13,575	956,766
Incyte Corp.*	1,806	240,379
Regeneron Pharmaceuticals, Inc.*	780	291,330
Vertex Pharmaceuticals, Inc.*	2,557	231,715
		6,045,568
Building Products - 0.1%
Allegion plc	988	71,719
Fortune Brands Home & Security, Inc.	1,589	91,892
Johnson Controls International plc	9,652	404,805
Masco Corp.	3,382	114,244
		682,660
Capital Markets - 0.8%
Affiliated Managers Group, Inc.	564	94,712
Ameriprise Financial, Inc.	1,627	213,950
Bank of New York Mellon Corp. (The)	10,895	513,590
BlackRock, Inc.	1,252	485,100
CBOE Holdings, Inc.	940	73,367
Charles Schwab Corp. (The)	12,430	502,296
CME Group, Inc.	3,497	424,746
E*TRADE Financial Corp.*	2,821	97,353
Franklin Resources, Inc.	3,575	153,868
Goldman Sachs Group, Inc. (The)	3,811	945,357
Intercontinental Exchange, Inc.	6,137	350,607
Invesco Ltd.	4,210	135,520
Moody’s Corp.	1,715	190,999
Morgan Stanley	14,858	678,565
Nasdaq, Inc.	1,176	83,625
Northern Trust Corp.	2,193	191,559
S&P Global, Inc.	2,670	345,685
State Street Corp.	3,736	297,797
T Rowe Price Group, Inc.	2,508	178,595
		5,957,291
Chemicals - 0.6%
Air Products & Chemicals, Inc.	2,240	314,653
Albemarle Corp.	1,159	117,650
CF Industries Holdings, Inc.	2,401	75,439
Dow Chemical Co. (The)	11,548	718,978
Eastman Chemical Co.	1,512	121,338
Ecolab, Inc.	2,703	335,091
EI du Pont de Nemours & Co.	8,957	703,483
FMC Corp.	1,379	79,458
International Flavors & Fragrances, Inc.	820	103,074
LyondellBasell Industries NV, Class A	3,444	314,231
Monsanto Co.	4,512	513,601
Mosaic Co. (The)	3,609	112,565
PPG Industries, Inc.	2,720	278,610
Praxair, Inc.	2,940	349,007
Sherwin-Williams Co. (The)	832	256,705
		4,393,883
Commercial Services & Supplies - 0.1%
Cintas Corp.	886	104,557
Republic Services, Inc.	2,383	147,627
Stericycle, Inc.*	876	72,603
Waste Management, Inc.	4,190	307,210
		631,997

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Communications Equipment - 0.3%
Cisco Systems, Inc.	51,722	1,767,858
F5 Networks, Inc.*	672	96,277
Harris Corp.	1,280	140,672
Juniper Networks, Inc.	3,919	109,732
Motorola Solutions, Inc.	1,711	135,118
		2,249,657
Construction & Engineering - 0.0%(b)
Fluor Corp.	1,436	79,540
Jacobs Engineering Group, Inc.	1,244	70,174
Quanta Services, Inc.*	1,558	58,145
		207,859
Construction Materials - 0.0%(b)
Martin Marietta Materials, Inc.	653	141,015
Vulcan Materials Co.	1,362	164,271
		305,286
Consumer Finance - 0.2%
American Express Co.	7,921	634,155
Capital One Financial Corp.	4,971	466,578
Discover Financial Services	4,064	289,113
Navient Corp.	3,124	48,141
Synchrony Financial	8,080	292,819
		1,730,806
Containers & Packaging - 0.1%
Avery Dennison Corp.	916	73,930
Ball Corp.	1,802	132,501
International Paper Co.	4,237	223,290
Sealed Air Corp.	1,991	92,542
WestRock Co.	2,587	138,974
		661,237
Distributors - 0.0%(b)
Genuine Parts Co.	1,533	146,723
LKQ Corp.*	3,169	100,077
		246,800
Diversified Consumer Services - 0.0%(b)
H&R Block, Inc.	2,133	43,854

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc., Class B*	19,565	3,353,832
Leucadia National Corp.	3,338	88,858
		3,442,690
Diversified Telecommunication Services - 0.6%
AT&T, Inc.	63,274	2,644,220
CenturyLink, Inc.	5,634	136,681
Frontier Communications Corp.	12,086	35,412
Level 3 Communications, Inc.*	3,005	172,036
Verizon Communications, Inc.	42,004	2,084,659
		5,073,008
Electric Utilities - 0.5%
Alliant Energy Corp.	2,343	92,502
American Electric Power Co., Inc.	5,066	339,270
Duke Energy Corp.	7,099	586,022
Edison International	3,358	267,767
Entergy Corp.	1,846	141,514
Eversource Energy	3,269	191,760
Exelon Corp.	9,514	349,259
FirstEnergy Corp.	4,387	142,270
NextEra Energy, Inc.	4,814	630,634
PG&E Corp.	5,209	347,701
Pinnacle West Capital Corp.	1,146	94,190
PPL Corp.	7,002	258,234
Southern Co. (The)	10,098	513,180
Xcel Energy, Inc.	5,235	228,822
		4,183,125
Electrical Equipment - 0.1%
Acuity Brands, Inc.	454	95,930
AMETEK, Inc.	2,386	128,773
Eaton Corp. plc	4,656	335,139
Emerson Electric Co.	6,624	398,102
Rockwell Automation, Inc.	1,320	199,452
		1,157,396
Electronic Equipment, Instruments & Components - 0.1%
Amphenol Corp., Class A	3,179	220,018
Corning, Inc.	9,801	270,606
FLIR Systems, Inc.	1,404	51,541
TE Connectivity Ltd.	3,662	272,709
		814,874
Energy Equipment & Services - 0.3%
Baker Hughes, Inc.	4,356	262,580
Halliburton Co.	8,906	476,115
Helmerich & Payne, Inc.	1,115	76,232
National Oilwell Varco, Inc.	3,892	157,314
Schlumberger Ltd.	14,336	1,152,041
TechnipFMC plc*	4,843	156,526
Transocean Ltd.*	4,011	55,432
		2,336,240
Equity Real Estate Investment Trusts (REITs) - 0.7%
American Tower Corp.	4,387	503,584
Apartment Investment & Management Co., Class A	1,617	75,239
AvalonBay Communities, Inc.	1,414	259,865
Boston Properties, Inc.	1,583	220,084
Crown Castle International Corp.	3,716	347,557
Digital Realty Trust, Inc.	1,637	176,796
Equinix, Inc.	737	277,164
Equity Residential	3,768	237,648
Essex Property Trust, Inc.	675	158,423
Extra Space Storage, Inc.	1,296	102,630
Federal Realty Investment Trust	739	103,999
GGP, Inc.*	6,017	149,583
HCP, Inc.	4,817	157,949
Host Hotels & Resorts, Inc.	7,624	137,156
Iron Mountain, Inc.	2,524	91,747
Kimco Realty Corp.	4,379	106,191
Macerich Co. (The)	1,243	83,753
Mid-America Apartment Communities, Inc.	1,171	120,297
Prologis, Inc.	5,448	278,120
Public Storage	1,538	349,833
Realty Income Corp.	2,664	163,250
Simon Property Group, Inc.	3,236	596,718
SL Green Realty Corp.	1,045	117,751
UDR, Inc.	2,753	100,485
Ventas, Inc.	3,649	237,367
Vornado Realty Trust	1,772	194,690
Welltower, Inc.	3,736	262,940
Weyerhaeuser Co.	7,708	259,914
		5,870,733
Food & Staples Retailing - 0.5%
Costco Wholesale Corp.	4,504	798,019
CVS Health Corp.	10,989	885,494
Kroger Co. (The)	9,729	309,382
Sysco Corp.	5,186	273,406
Walgreens Boots Alliance, Inc.	8,817	761,612
Wal-Mart Stores, Inc.	15,515	1,100,479
Whole Foods Market, Inc.	3,279	100,567
		4,228,959
Food Products - 0.4%
Archer-Daniels-Midland Co.	5,929	278,485
Campbell Soup Co.	1,996	118,463
Conagra Brands, Inc.	4,285	176,585
General Mills, Inc.	6,093	367,834
Hershey Co. (The)	1,438	155,807
Hormel Foods Corp.	2,782	98,066
JM Smucker Co. (The)	1,199	169,934
Kellogg Co.	2,604	192,878

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Kraft Heinz Co. (The)	6,145	562,329
McCormick & Co., Inc. (Non-Voting)	1,182	116,333
Mead Johnson Nutrition Co.	1,903	167,064
Mondelez International, Inc., Class A	15,913	698,899
Tyson Foods, Inc., Class A	2,995	187,367
		3,290,044
Health Care Equipment & Supplies - 0.7%
Abbott Laboratories	17,727	799,153
Baxter International, Inc.	5,044	256,841
Becton Dickinson and Co.	2,188	400,513
Boston Scientific Corp.*	14,029	344,412
Cooper Cos., Inc. (The)	503	100,167
CR Bard, Inc.	757	185,647
Danaher Corp.	6,271	536,484
DENTSPLY SIRONA, Inc.	2,379	151,114
Edwards Lifesciences Corp.*	2,203	207,170
Hologic, Inc.*	2,867	116,343
IDEXX Laboratories, Inc.*	923	133,780
Intuitive Surgical, Inc.*	399	294,063
Medtronic plc	14,148	1,144,715
Stryker Corp.	3,202	411,649
Varian Medical Systems, Inc.*	962	80,702
Zimmer Biomet Holdings, Inc.	2,064	241,653
		5,404,406
Health Care Providers & Services - 0.7%
Aetna, Inc.	3,616	465,596
AmerisourceBergen Corp.	1,722	157,580
Anthem, Inc.	2,714	447,322
Cardinal Health, Inc.	3,298	268,358
Centene Corp.*	1,761	124,151
Cigna Corp.	2,646	393,989
DaVita, Inc.*	1,628	113,000
Envision Healthcare Corp.*	1,209	84,630
Express Scripts Holding Co.*	6,355	448,981
HCA Holdings, Inc.*	3,010	262,592
Henry Schein, Inc.*	829	142,223
Humana, Inc.	1,537	324,691
Laboratory Corp. of America Holdings*	1,060	150,796
McKesson Corp.	2,185	328,034
Patterson Cos., Inc.	859	39,042
Quest Diagnostics, Inc.	1,428	139,144
UnitedHealth Group, Inc.	9,808	1,622,047
Universal Health Services, Inc., Class B	923	115,929
		5,628,105
Health Care Technology - 0.0%(b)
Cerner Corp.*	3,113	171,340

Hotels, Restaurants & Leisure - 0.4%
Carnival Corp.	4,320	241,704
Chipotle Mexican Grill, Inc.*	298	124,785
Darden Restaurants, Inc.	1,269	94,769
Marriott International, Inc., Class A	3,300	287,067
McDonald’s Corp.	8,556	1,092,173
Royal Caribbean Cruises Ltd.	1,724	165,676
Starbucks Corp.	14,997	852,879
Wyndham Worldwide Corp.	1,110	92,396
Wynn Resorts Ltd.	819	78,747
Yum! Brands, Inc.	3,592	234,630
		3,264,826
Household Durables - 0.1%
DR Horton, Inc.	3,497	111,904
Garmin Ltd.	1,184	61,106
Harman International Industries, Inc.	718	80,143
Leggett & Platt, Inc.	1,377	67,721
Lennar Corp., Class A	2,025	98,800
Mohawk Industries, Inc.*	649	146,908
Newell Brands, Inc.	4,972	243,777
PulteGroup, Inc.	3,067	67,627
Whirlpool Corp.	775	138,407
		1,016,393
Household Products - 0.5%
Church & Dwight Co., Inc.	2,664	132,774
Clorox Co. (The)	1,326	181,410
Colgate-Palmolive Co.	9,159	668,424
Kimberly-Clark Corp.	3,691	489,242
Procter & Gamble Co. (The)	27,574	2,511,164
		3,983,014
Independent Power and Renewable Electricity Producers - 0.0%(b)
AES Corp.	6,793	78,255
NRG Energy, Inc.	3,250	53,820
		132,075
Industrial Conglomerates - 0.6%
3M Co.	6,198	1,154,997
General Electric Co.	91,150	2,717,182
Honeywell International, Inc.	7,853	977,699
Roper Technologies, Inc.	1,046	218,823
		5,068,701
Insurance - 0.7%
Aflac, Inc.	4,205	304,232
Allstate Corp. (The)	3,794	311,715
American International Group, Inc.	10,055	642,716
Aon plc	2,711	313,527
Arthur J. Gallagher & Co.	1,834	104,446
Assurant, Inc.	587	58,113
Chubb Ltd.	4,794	662,387
Cincinnati Financial Corp.	1,544	112,650
Hartford Financial Services Group, Inc. (The)	3,892	190,280
Lincoln National Corp.	2,354	165,157
Loews Corp.	2,847	133,752
Marsh & McLennan Cos., Inc.	5,314	390,473
MetLife, Inc.	11,325	593,883
Principal Financial Group, Inc.	2,757	172,423
Progressive Corp. (The)	5,980	234,296
Prudential Financial, Inc.	4,431	489,803
Torchmark Corp.	1,138	88,229
Travelers Cos., Inc. (The)	2,926	357,674
Unum Group	2,391	116,752
Willis Towers Watson plc	1,323	169,913
XL Group Ltd.	2,773	112,279
		5,724,700
Internet & Direct Marketing Retail - 0.6%
Amazon.com, Inc.*	4,064	3,434,243
Expedia, Inc.	1,244	148,086
Netflix, Inc.*	4,422	628,499
Priceline Group, Inc. (The)*	510	879,306
TripAdvisor, Inc.*	1,179	48,893
		5,139,027
Internet Software & Services - 1.2%
Akamai Technologies, Inc.*	1,786	111,804
Alphabet, Inc., Class A*	3,051	2,577,881
Alphabet, Inc., Class C*	3,057	2,516,553
eBay, Inc.*	10,712	363,137
Facebook, Inc., Class A*	24,119	3,269,089
VeriSign, Inc.*	937	77,274
Yahoo!, Inc.*	9,044	412,949
		9,328,687
IT Services - 1.0%
Accenture plc, Class A	6,392	783,020
Alliance Data Systems Corp.	597	145,059
Automatic Data Processing, Inc.	4,648	476,978
Cognizant Technology Solutions Corp., Class A*	6,252	370,556
CSRA, Inc.	1,498	44,670

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Fidelity National Information Services, Inc.	3,381	278,155
Fiserv, Inc.*	2,237	258,150
Global Payments, Inc.	1,582	126,070
International Business Machines Corp.	8,915	1,603,095
Mastercard, Inc., Class A	9,808	1,083,392
Paychex, Inc.	3,317	203,730
PayPal Holdings, Inc.*	11,563	485,646
Teradata Corp.*	1,338	41,612
Total System Services, Inc.	1,705	92,888
Visa, Inc., Class A	19,245	1,692,405
Western Union Co. (The)	4,995	98,102
		7,783,528
Leisure Products - 0.0%(b)
Hasbro, Inc.	1,157	112,079
Mattel, Inc.	3,525	90,698
		202,777
Life Sciences Tools & Services - 0.2%
Agilent Technologies, Inc.	3,343	171,496
Illumina, Inc.*	1,513	253,276
Mettler-Toledo International, Inc.*	270	128,579
PerkinElmer, Inc.	1,130	61,314
Thermo Fisher Scientific, Inc.	4,070	641,758
Waters Corp.*	830	128,642
		1,385,065
Machinery - 0.4%
Caterpillar, Inc.	6,029	582,763
Cummins, Inc.	1,587	235,654
Deere & Co.	2,980	326,280
Dover Corp.	1,600	128,160
Flowserve Corp.	1,344	62,429
Fortive Corp.	3,100	178,715
Illinois Tool Works, Inc.	3,256	429,825
Ingersoll-Rand plc	2,661	211,177
PACCAR, Inc.	3,612	241,318
Parker-Hannifin Corp.	1,373	212,595
Pentair plc	1,721	99,921
Snap-on, Inc.	599	101,632
Stanley Black & Decker, Inc.	1,552	197,337
Xylem, Inc.	1,849	88,974
		3,096,780
Media - 0.8%
CBS Corp. (Non-Voting), Class B	4,039	266,251
Charter Communications, Inc., Class A*	2,231	720,747
Comcast Corp., Class A	49,113	1,837,808
Discovery Communications, Inc., Class A*	1,566	45,038
Discovery Communications, Inc., Class C*	2,273	63,803
Interpublic Group of Cos., Inc. (The)	4,091	98,593
News Corp., Class A	3,935	50,447
News Corp., Class B	1,233	16,276
Omnicom Group, Inc.	2,432	206,963
Scripps Networks Interactive, Inc., Class A	981	79,235
TEGNA, Inc.	2,209	56,617
Time Warner, Inc.	7,946	780,377
Twenty-First Century Fox, Inc., Class A	10,909	326,397
Twenty-First Century Fox, Inc., Class B	5,018	147,278
Viacom, Inc., Class B	3,580	155,551
Walt Disney Co. (The)	15,087	1,660,928
		6,512,309
Metals & Mining - 0.1%
Freeport-McMoRan, Inc.*	13,651	182,923
Newmont Mining Corp.	5,468	187,224
Nucor Corp.	3,280	205,230
		575,377
Multiline Retail - 0.1%
Dollar General Corp.	2,618	191,166
Dollar Tree, Inc.*	2,432	186,489
Kohl’s Corp.	1,818	77,483
Macy’s, Inc.	3,148	104,577
Nordstrom, Inc.	1,196	55,805
Target Corp.	5,787	340,102
		955,622
Multi-Utilities - 0.3%
Ameren Corp.	2,500	136,725
CenterPoint Energy, Inc.	4,439	121,273
CMS Energy Corp.	2,877	128,084
Consolidated Edison, Inc.	3,140	241,906
Dominion Resources, Inc.	6,458	501,399
DTE Energy Co.	1,849	187,452
NiSource, Inc.	3,324	79,477
Public Service Enterprise Group, Inc.	5,212	239,648
SCANA Corp.	1,472	102,083
Sempra Energy	2,576	284,107
WEC Energy Group, Inc.	3,252	195,998
		2,218,152
Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	5,759	372,319
Apache Corp.	3,910	205,627
Cabot Oil & Gas Corp.	4,794	104,989
Chesapeake Energy Corp.*	7,681	41,861
Chevron Corp.	19,451	2,188,237
Cimarex Energy Co.	978	122,954
Concho Resources, Inc.*	1,504	199,205
ConocoPhillips	12,767	607,326
Devon Energy Corp.	5,395	233,927
Enbridge, Inc.	3	140
EOG Resources, Inc.	5,940	576,121
EQT Corp.	1,780	106,604
Exxon Mobil Corp.	42,726	3,474,478
Hess Corp.	2,747	141,306
Kinder Morgan, Inc.	19,780	421,512
Marathon Oil Corp.	8,729	139,664
Marathon Petroleum Corp.	5,438	269,725
Murphy Oil Corp.	1,669	47,216
Newfield Exploration Co.*	2,032	74,087
Noble Energy, Inc.	4,417	160,823
Occidental Petroleum Corp.	7,873	516,075
ONEOK, Inc.	2,169	117,234
Phillips 66	4,562	356,703
Pioneer Natural Resources Co.	1,749	325,261
Range Resources Corp.	1,936	53,472
Southwestern Energy Co.*	5,058	37,986
Tesoro Corp.	1,204	102,569
Valero Energy Corp.	4,664	316,919
Williams Cos., Inc. (The)	8,408	238,283
		11,552,623
Personal Products - 0.0%(b)
Coty, Inc., Class A	4,844	90,970
Estee Lauder Cos., Inc. (The), Class A	2,291	189,810
		280,780
Pharmaceuticals - 1.4%
Allergan plc	3,865	946,229
Bristol-Myers Squibb Co.	17,220	976,546
Eli Lilly & Co.	10,010	828,928
Endo International plc*	2,043	27,887
Johnson & Johnson	28,030	3,425,546
Mallinckrodt plc*	1,092	57,243
Merck & Co., Inc.	28,409	1,871,301

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Mylan NV*	4,743	198,495
Perrigo Co. plc	1,478	110,510
Pfizer, Inc.	62,526	2,133,387
Zoetis, Inc.	5,088	271,241
		10,847,313
Professional Services - 0.1%
Dun & Bradstreet Corp. (The)	381	40,211
Equifax, Inc.	1,233	161,658
Nielsen Holdings plc	3,461	153,530
Robert Half International, Inc.	1,327	64,014
Verisk Analytics, Inc.*	1,604	133,004
		552,417
Real Estate Management & Development - 0.0%(b)
CBRE Group, Inc., Class A*	3,094	110,208

Road & Rail - 0.3%
CSX Corp.	9,652	468,701
JB Hunt Transport Services, Inc.	902	88,549
Kansas City Southern	1,108	98,202
Norfolk Southern Corp.	3,009	364,179
Ryder System, Inc.	553	42,111
Union Pacific Corp.	8,493	916,735
		1,978,477
Semiconductors & Semiconductor Equipment - 0.9%
Analog Devices, Inc.	3,176	260,210
Applied Materials, Inc.	11,137	403,382
Broadcom Ltd.	4,094	863,547
First Solar, Inc.*	802	29,024
Intel Corp.	48,829	1,767,610
KLA-Tencor Corp.	1,611	145,183
Lam Research Corp.	1,676	198,673
Linear Technology Corp.	2,476	159,900
Microchip Technology, Inc.	2,226	161,430
Micron Technology, Inc.*	10,636	249,308
NVIDIA Corp.	5,553	563,518
Qorvo, Inc.*	1,315	86,922
QUALCOMM, Inc.	15,218	859,513
Skyworks Solutions, Inc.	1,914	181,466
Texas Instruments, Inc.	10,299	789,109
Xilinx, Inc.	2,603	153,109
		6,871,904
Software - 1.2%
Activision Blizzard, Inc.	7,045	317,941
Adobe Systems, Inc.*	5,122	606,137
Autodesk, Inc.*	2,018	174,153
CA, Inc.	3,230	104,232
Citrix Systems, Inc.*	1,607	126,873
Electronic Arts, Inc.*	3,109	268,929
Intuit, Inc.	2,514	315,356
Microsoft Corp.	80,116	5,125,822
Oracle Corp.	30,882	1,315,264
Red Hat, Inc.*	1,851	153,281
salesforce.com, Inc.*	6,578	535,120
Symantec Corp.	6,424	183,534
		9,226,642
Specialty Retail - 0.6%
Advance Auto Parts, Inc.	758	118,710
AutoNation, Inc.*	677	31,074
AutoZone, Inc.*	297	218,755
Bed Bath & Beyond, Inc.	1,568	63,347
Best Buy Co., Inc.	2,813	124,138
CarMax, Inc.*	1,961	126,563
Foot Locker, Inc.	1,395	105,560
Gap, Inc. (The)	2,260	56,093
Home Depot, Inc. (The)	12,553	1,819,055
L Brands, Inc.	2,476	130,287
Lowe’s Cos., Inc.	8,962	666,504
O’Reilly Automotive, Inc.*	973	264,374
Ross Stores, Inc.	4,086	280,218
Signet Jewelers Ltd.	716	45,531
Staples, Inc.	6,704	60,269
Tiffany & Co.	1,102	101,241
TJX Cos., Inc. (The)	6,716	526,870
Tractor Supply Co.	1,353	95,941
Ulta Beauty, Inc.*	604	165,152
Urban Outfitters, Inc.*	912	23,739
		5,023,421
Technology Hardware, Storage & Peripherals - 1.1%
Apple, Inc.	54,943	7,526,642
Hewlett Packard Enterprise Co.	17,165	391,705
HP, Inc.	17,629	306,216
NetApp, Inc.	2,836	118,630
Seagate Technology plc	3,035	146,257
Western Digital Corp.	2,941	226,104
Xerox Corp.	8,774	65,278
		8,780,832
Textiles, Apparel & Luxury Goods - 0.2%
Coach, Inc.	2,889	110,042
Hanesbrands, Inc.	3,894	77,919
Michael Kors Holdings Ltd.*	1,692	61,758
NIKE, Inc., Class B	13,766	786,865
PVH Corp.	818	74,929
Ralph Lauren Corp.	580	46,011
Under Armour, Inc., Class A*	1,894	39,054
Under Armour, Inc., Class C*	1,903	35,320
VF Corp.	3,411	178,907
		1,410,805
Tobacco - 0.5%
Altria Group, Inc.	20,094	1,505,443
Philip Morris International, Inc.	15,986	1,748,069
Reynolds American, Inc.	8,520	524,576
		3,778,088
Trading Companies & Distributors - 0.1%
Fastenal Co.	2,978	148,989
United Rentals, Inc.*	869	111,258
WW Grainger, Inc.	564	139,850
		400,097
Water Utilities - 0.0%(b)
American Water Works Co., Inc.	1,835	143,130

TOTAL COMMON STOCKS (Cost $207,820,612)		209,564,982

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 2.5%

REPURCHASE AGREEMENT(c) - 2.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $19,856,512 (Cost $19,856,240)	19,856,240	19,856,240

Total Investments - 28.9% (Cost $227,676,852)		229,421,222
Other Assets Less Liabilities - 71.1%		564,238,305
Net assets - 100.0%		793,659,527

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $92,618,983.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$800,913
Aggregate gross unrealized depreciation	(5,492,974)
Net unrealized appreciation	$(4,692,061)
Federal income tax cost of investments	$234,113,283

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro S&P500® had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P 500 Futures Contracts	726	3/17/2017	$85,758,750	$3,016,368

Cash collateral in the amount of $3,993,000 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro S&P500® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$12,438,748	11/6/2017	Bank of America NA	0.78%	SPDR® S&P 500® ETF Trust	$1,966,652
549,828,918	1/8/2018	Bank of America NA	0.88%	S&P 500®	62,470,733
658,417,181	11/6/2017	Citibank NA	1.08%	S&P 500®	61,797,174
242,522,615	1/8/2018	Credit Suisse International	1.08%	S&P 500®	12,447,829
77,115,352	11/6/2017	Deutsche Bank AG	0.91%	S&P 500®	87,573,649
9,330,402	11/6/2017	Goldman Sachs International	1.01%	SPDR® S&P 500® ETF Trust	1,173,729
27,605,021	11/6/2017	Goldman Sachs International	1.26%	S&P 500®	26,246,961
5,085,324	11/6/2017	Morgan Stanley & Co. International plc	1.08%	SPDR® S&P 500® ETF Trust	643,661
99,242,431	11/6/2017	Morgan Stanley & Co. International plc	0.98%	S&P 500®	90,593,269
168,677,297	11/6/2017	Societe Generale	1.08%	S&P 500®	68,809,625
235,371,171	11/6/2017	UBS AG	1.13%	S&P 500®	46,877,338
$2,085,634,460					$460,600,620

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro QQQ®

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 48.0%

Airlines - 0.2%
American Airlines Group, Inc.	51,415	2,383,599

Automobiles - 0.3%
Tesla, Inc.*	14,881	3,720,101

Beverages - 0.2%
Monster Beverage Corp.*	56,660	2,347,990

Biotechnology - 4.1%
Alexion Pharmaceuticals, Inc.*	22,253	2,920,706
Amgen, Inc.	73,822	13,031,798
Biogen, Inc.*	21,591	6,231,163
BioMarin Pharmaceutical, Inc.*	17,067	1,603,103
Celgene Corp.*	76,926	9,501,130
Gilead Sciences, Inc.	130,735	9,214,203
Incyte Corp.*	18,694	2,488,171
Regeneron Pharmaceuticals, Inc.*	10,276	3,838,086
Shire plc, ADR	8,084	1,460,779
Vertex Pharmaceuticals, Inc.*	24,613	2,230,430
		52,519,569
Commercial Services & Supplies - 0.1%
Cintas Corp.	10,413	1,228,838

Communications Equipment - 1.3%
Cisco Systems, Inc.	498,127	17,025,981

Equity Real Estate Investment Trusts (REITs) - 0.1%
SBA Communications Corp., Class A*	12,312	1,425,360

Food & Staples Retailing - 1.3%
Costco Wholesale Corp.	43,377	7,685,537
Walgreens Boots Alliance, Inc.	107,498	9,285,677
		16,971,214
Food Products - 1.4%
Kraft Heinz Co. (The)	120,794	11,053,859
Mondelez International, Inc., Class A	153,257	6,731,047
		17,784,906
Health Care Equipment & Supplies - 0.4%
DENTSPLY SIRONA, Inc.	22,911	1,455,307
Hologic, Inc.*	27,608	1,120,332
Intuitive Surgical, Inc.*	3,845	2,833,765
		5,409,404
Health Care Providers & Services - 0.5%
Express Scripts Holding Co.*	61,189	4,323,003
Henry Schein, Inc.*	7,987	1,370,250
		5,693,253
Health Care Technology - 0.2%
Cerner Corp.*	33,689	1,854,243

Hotels, Restaurants & Leisure - 1.0%
Marriott International, Inc., Class A	38,749	3,370,775
Norwegian Cruise Line Holdings Ltd.*	22,544	1,142,981
Starbucks Corp.	144,424	8,213,393
		12,727,149
Internet & Direct Marketing Retail - 4.9%
Amazon.com, Inc.*	47,152	39,845,326
Ctrip.com International Ltd., ADR*	41,629	1,974,880
Expedia, Inc.	13,618	1,621,087
JD.com, Inc., ADR*	90,932	2,779,791
Liberty Interactive Corp. QVC Group, Class A*	44,322	836,799
Liberty Ventures, Series A*	8,052	353,161
Netflix, Inc.*	42,585	6,052,606
Priceline Group, Inc. (The)*	4,897	8,443,065
TripAdvisor, Inc.*	13,188	546,906
		62,453,621
Internet Software & Services - 7.9%
Akamai Technologies, Inc.*	17,197	1,076,532
Alphabet, Inc., Class A*	29,382	24,825,733
Alphabet, Inc., Class C*	34,244	28,190,003
Baidu, Inc., ADR*	27,192	4,734,943
eBay, Inc.*	110,935	3,760,697
Facebook, Inc., Class A*	232,287	31,484,180
NetEase, Inc., ADR	7,578	2,311,745
Yahoo!, Inc.*	94,681	4,323,134
		100,706,967
IT Services - 1.4%
Automatic Data Processing, Inc.	44,771	4,594,400
Cognizant Technology Solutions Corp., Class A*	60,205	3,568,350
Fiserv, Inc.*	21,539	2,485,601
Paychex, Inc.	35,888	2,204,241
PayPal Holdings, Inc.*	119,739	5,029,038
		17,881,630
Leisure Products - 0.2%
Hasbro, Inc.	12,383	1,199,541
Mattel, Inc.	33,942	873,328
		2,072,869
Life Sciences Tools & Services - 0.2%
Illumina, Inc.*	14,577	2,440,190

Machinery - 0.2%
PACCAR, Inc.	34,785	2,323,986

Media - 3.3%
Charter Communications, Inc., Class A*	26,859	8,677,069
Comcast Corp., Class A	473,022	17,700,483
Discovery Communications, Inc., Class A*	15,078	433,643
Discovery Communications, Inc., Class C*	23,287	653,666
DISH Network Corp., Class A*	22,486	1,394,132
Liberty Global plc, Series C*	63,378	2,223,934
Liberty Global plc, Class A*	25,489	909,957
Liberty Global plc LiLAC, Class A*	5,065	123,839
Liberty Global plc LiLAC, Class C*	12,029	295,793
Sirius XM Holdings, Inc.	478,789	2,437,036
Twenty-First Century Fox, Inc., Class A	104,871	3,137,741
Twenty-First Century Fox, Inc., Class B	79,240	2,325,694
Viacom, Inc., Class B	34,472	1,497,809
		41,810,796
Multiline Retail - 0.1%
Dollar Tree, Inc.*	23,397	1,794,082

Pharmaceuticals - 0.2%
Mylan NV*	53,100	2,222,235

Professional Services - 0.1%
Verisk Analytics, Inc.*	16,617	1,377,882

Road & Rail - 0.4%
CSX Corp.	92,948	4,513,555
JB Hunt Transport Services, Inc.	11,132	1,092,828
		5,606,383
Semiconductors & Semiconductor Equipment - 5.1%
Analog Devices, Inc.	30,581	2,505,501
Applied Materials, Inc.	107,261	3,884,993

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Broadcom Ltd.	39,428	8,316,548
Intel Corp.	470,266	17,023,629
KLA-Tencor Corp.	15,512	1,397,942
Lam Research Corp.	16,158	1,915,369
Maxim Integrated Products, Inc.	28,111	1,245,317
Microchip Technology, Inc.	21,436	1,554,539
Micron Technology, Inc.*	103,355	2,422,641
NVIDIA Corp.	53,487	5,427,861
QUALCOMM, Inc.	146,556	8,277,483
Skyworks Solutions, Inc.	18,439	1,748,202
Texas Instruments, Inc.	99,182	7,599,325
Xilinx, Inc.	25,058	1,473,912
		64,793,262
Software - 5.7%
Activision Blizzard, Inc.	73,751	3,328,383
Adobe Systems, Inc.*	49,341	5,839,014
Autodesk, Inc.*	22,019	1,900,240
CA, Inc.	41,463	1,338,011
Check Point Software Technologies Ltd.*	17,016	1,683,053
Citrix Systems, Inc.*	15,477	1,221,909
Electronic Arts, Inc.*	29,944	2,590,156
Intuit, Inc.	25,470	3,194,957
Microsoft Corp.	771,573	49,365,240
Symantec Corp.	61,864	1,767,454
		72,228,417
Specialty Retail - 0.6%
O’Reilly Automotive, Inc.*	9,374	2,547,010
Ross Stores, Inc.	39,354	2,698,897
Tractor Supply Co.	13,024	923,532
Ulta Beauty, Inc.*	6,189	1,692,258
		7,861,697
Technology Hardware, Storage & Peripherals - 6.0%
Apple, Inc.	529,142	72,487,162
Seagate Technology plc	29,226	1,408,401
Western Digital Corp.	28,328	2,177,857
		76,073,420
Trading Companies & Distributors - 0.1%
Fastenal Co.	28,682	1,434,961

Wireless Telecommunication Services - 0.5%
T-Mobile US, Inc.*	81,770	5,113,078
Vodafone Group plc, ADR	42,683	1,084,575
		6,197,653
TOTAL COMMON STOCKS (Cost $594,872,686)		610,371,658

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 3.8%

REPURCHASE AGREEMENT(b) - 3.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $48,589,289 (Cost $48,588,625)	48,588,625	48,588,625

Total Investments - 51.8% (Cost $643,461,311)		658,960,283
Other Assets Less Liabilities - 48.2%		612,931,961
Net assets - 100.0%		1,271,892,244

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $191,971,028.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations

ADR	American Depositary Receipt

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$28,447,453
Aggregate gross unrealized depreciation	(16,371,785)
Net unrealized appreciation	$12,075,668
Federal income tax cost of investments	$646,884,615

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro QQQ® had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini NASDAQ-100 Futures Contracts	1,257	3/17/2017	$134,046,480	$6,577,454

Cash collateral in the amount of $5,392,530 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro QQQ® had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$667,239,452	11/6/2017	Bank of America NA	0.98%	NASDAQ-100 Index®	$113,151,387
753,896,004	1/8/2018	Citibank NA	1.16%	NASDAQ-100 Index®	124,746,758
532,352,573	11/6/2018	Credit Suisse International	1.18%	NASDAQ-100 Index®	24,140,897
1,529,034	11/6/2018	Goldman Sachs International	1.01%	PowerShares QQQ TrustSM, Series 1	160,783
118,731,358	11/6/2018	Goldman Sachs International	1.26%	NASDAQ-100 Index®	18,781,424
35,879,216	1/8/2018	Morgan Stanley & Co. International plc	1.18%	PowerShares QQQ TrustSM, Series 1	3,724,992
144,412,241	11/6/2017	Morgan Stanley & Co. International plc	1.18%	NASDAQ-100 Index®	115,854,808
578,694,246	11/6/2017	Societe Generale	1.13%	NASDAQ-100 Index®	185,935,162
238,560,136	11/6/2018	UBS AG	1.28%	NASDAQ-100 Index®	11,028,268
$3,071,294,260					$597,524,479

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Dow30SM

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 45.0%

Aerospace & Defense - 4.3%
Boeing Co. (The)	31,283	5,638,135
United Technologies Corp.	31,283	3,520,902
		9,159,037
Banks - 1.3%
JPMorgan Chase & Co.	31,283	2,834,865

Beverages - 0.6%
Coca-Cola Co. (The)	31,283	1,312,635

Capital Markets - 3.7%
Goldman Sachs Group, Inc. (The)	31,283	7,760,061

Chemicals - 1.2%
EI du Pont de Nemours & Co.	31,283	2,456,967

Communications Equipment - 0.5%
Cisco Systems, Inc.	31,283	1,069,253

Consumer Finance - 1.2%
American Express Co.	31,283	2,504,517

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	31,283	1,552,575

Food & Staples Retailing - 1.1%
Wal-Mart Stores, Inc.	31,283	2,218,903

Health Care Providers & Services - 2.5%
UnitedHealth Group, Inc.	31,283	5,173,583

Hotels, Restaurants & Leisure - 1.9%
McDonald’s Corp.	31,283	3,993,275

Household Products - 1.4%
Procter & Gamble Co. (The)	31,283	2,848,943

Industrial Conglomerates - 3.2%
3M Co.	31,283	5,829,587
General Electric Co.	31,283	932,546
		6,762,133
Insurance - 1.8%
Travelers Cos., Inc. (The)	31,283	3,824,034

IT Services - 4.0%
International Business Machines Corp.	31,283	5,625,309
Visa, Inc., Class A	31,283	2,751,027
		8,376,336
Machinery - 1.4%
Caterpillar, Inc.	31,283	3,023,815

Media - 1.6%
Walt Disney Co. (The)	31,283	3,443,945

Oil, Gas & Consumable Fuels - 2.9%
Chevron Corp.	31,283	3,519,337
Exxon Mobil Corp.	31,283	2,543,934
		6,063,271
Pharmaceuticals - 3.3%
Johnson & Johnson	31,283	3,823,096
Merck & Co., Inc.	31,283	2,060,611
Pfizer, Inc.	31,283	1,067,376
		6,951,083
Semiconductors & Semiconductor Equipment - 0.5%
Intel Corp.	31,283	1,132,445

Software - 1.0%
Microsoft Corp.	31,283	2,001,486

Specialty Retail - 2.1%
Home Depot, Inc. (The)	31,283	4,533,220

Technology Hardware, Storage & Peripherals - 2.0%
Apple, Inc.	31,283	4,285,458

Textiles, Apparel & Luxury Goods - 0.8%
NIKE, Inc., Class B	31,283	1,788,136

TOTAL COMMON STOCKS (Cost $92,765,622)		95,069,976

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 4.8%

REPURCHASE AGREEMENT(b) - 4.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $10,204,713 (Cost $10,204,573)	10,204,573	10,204,573

Total Investments - 49.8% (Cost $102,970,195)		105,274,549
Other Assets Less Liabilities - 50.2%		106,192,491
Net assets - 100.0%		211,467,040

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $84,340,018.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,068,303
Aggregate gross unrealized depreciation	(1,063,947)
Net unrealized appreciation	$2,004,356
Federal income tax cost of investments	$103,270,193

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Dow30SM had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Dow Jones Industrial Average Futures Contracts	188	3/17/2017	$19,555,760	$856,437

Cash collateral in the amount of $827,200 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro Dow30SM had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$89,984,373	1/8/2018	Bank of America NA	1.03%	Dow Jones Industrial AverageSM	$12,538,101
57,189,735	1/8/2018	Citibank NA	1.11%	Dow Jones Industrial AverageSM	18,653,349
54,570,750	11/6/2018	Credit Suisse International	1.23%	Dow Jones Industrial AverageSM	3,143,492
1,765,289	11/6/2017	Deutsche Bank AG	0.76%	SPDR® Dow Jones Industrial AverageSM ETF Trust	286,015
11,990,987	11/6/2017	Deutsche Bank AG	0.81%	Dow Jones Industrial AverageSM	11,060,689
36,535,649	11/6/2017	Goldman Sachs International	1.21%	Dow Jones Industrial AverageSM	8,708,123
6,105	11/6/2017	Morgan Stanley & Co. International plc	1.13%	SPDR® Dow Jones Industrial AverageSM ETF Trust	219,168
45,557,653	11/6/2017	Morgan Stanley & Co. International plc	0.98%	Dow Jones Industrial AverageSM	20,569,508
35,316,370	1/8/2018	Societe Generale	1.13%	Dow Jones Industrial AverageSM	11,228,448
186,813,701	11/6/2018	UBS AG	0.93%	Dow Jones Industrial AverageSM	9,319,933
$519,730,612					$95,726,826

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro MidCap400

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 51.2%

Aerospace & Defense - 1.1%
B/E Aerospace, Inc.	1,220	77,592
Curtiss-Wright Corp.	530	51,850
Esterline Technologies Corp.*	355	31,560
Huntington Ingalls Industries, Inc.	557	121,705
KLX, Inc.*	633	31,865
Orbital ATK, Inc.	703	64,971
Teledyne Technologies, Inc.*	420	55,192
		434,735
Airlines - 0.2%
JetBlue Airways Corp.*	3,886	77,565

Auto Components - 0.3%
Cooper Tire & Rubber Co.	641	25,929
Dana, Inc.	1,726	32,604
Gentex Corp.	3,439	72,322
		130,855
Automobiles - 0.2%
Thor Industries, Inc.	575	63,721

Banks - 3.7%
Associated Banc-Corp.	1,778	45,784
BancorpSouth, Inc.	1,023	31,713
Bank of Hawaii Corp.	513	43,328
Bank of the Ozarks, Inc.	1,091	59,710
Cathay General Bancorp	889	34,920
Chemical Financial Corp.	847	45,120
Commerce Bancshares, Inc.	1,042	61,469
Cullen/Frost Bankers, Inc.	673	62,232
East West Bancorp, Inc.	1,730	93,628
First Horizon National Corp.	2,800	55,832
FNB Corp.	2,505	39,003
Fulton Financial Corp.	2,080	39,780
Hancock Holding Co.	996	47,260
International Bancshares Corp.	696	26,483
MB Financial, Inc.	853	38,402
PacWest Bancorp	1,444	79,564
PrivateBancorp, Inc.	956	54,110
Prosperity Bancshares, Inc.	835	62,241
Signature Bank*	644	101,436
SVB Financial Group*	625	119,306
Synovus Financial Corp.	1,467	61,937
TCF Financial Corp.	2,052	35,705
Trustmark Corp.	811	26,795
UMB Financial Corp.	523	41,223
Umpqua Holdings Corp.	2,644	49,734
Valley National Bancorp	3,055	37,790
Webster Financial Corp.	1,101	60,478
		1,454,983
Beverages - 0.0%(b)
Boston Beer Co., Inc. (The), Class A*	108	17,134

Biotechnology - 0.4%
Bioverativ, Inc.*	1,303	67,860
United Therapeutics Corp.*	509	75,190
		143,050
Building Products - 0.4%
AO Smith Corp.	1,773	89,288
Lennox International, Inc.	465	76,549
		165,837
Capital Markets - 1.8%
Eaton Vance Corp.	1,361	63,463
FactSet Research Systems, Inc.	479	85,214
Federated Investors, Inc., Class B	1,116	30,322
Janus Capital Group, Inc.	1,710	21,649
Legg Mason, Inc.	1,079	40,700
MarketAxess Holdings, Inc.	451	88,049
MSCI, Inc.	1,130	106,887
Raymond James Financial, Inc.	1,517	119,175
SEI Investments Co.	1,613	81,214
Stifel Financial Corp.*	796	42,952
Waddell & Reed Financial, Inc., Class A	994	19,125
WisdomTree Investments, Inc.	1,375	12,526
		711,276
Chemicals - 1.7%
Ashland Global Holdings, Inc.	747	90,133
Cabot Corp.	749	43,427
Chemours Co. (The)	2,191	73,749
Minerals Technologies, Inc.	420	32,445
NewMarket Corp.	111	48,362
Olin Corp.	1,983	61,632
PolyOne Corp.	1,005	33,848
RPM International, Inc.	1,601	85,317
Scotts Miracle-Gro Co. (The)	534	48,396
Sensient Technologies Corp.	535	42,768
Valspar Corp. (The)	876	97,429
		657,506
Commercial Services & Supplies - 0.7%
Clean Harbors, Inc.*	627	36,341
Copart, Inc.*	1,223	72,328
Deluxe Corp.	584	42,977
Herman Miller, Inc.	720	21,456
HNI Corp.	535	24,514
MSA Safety, Inc.	374	27,021
Pitney Bowes, Inc.	2,230	30,417
Rollins, Inc.	1,151	42,081
		297,135
Communications Equipment - 0.8%
ARRIS International plc*	2,289	59,056
Brocade Communications Systems, Inc.	4,830	59,457
Ciena Corp.*	1,672	44,041
InterDigital, Inc.	412	34,629
NetScout Systems, Inc.*	1,099	40,608
Plantronics, Inc.	400	21,424
ViaSat, Inc.*	618	42,543
		301,758
Construction & Engineering - 0.6%
AECOM*	1,848	67,175
Dycom Industries, Inc.*	378	31,064
EMCOR Group, Inc.	729	44,819
Granite Construction, Inc.	475	25,180
KBR, Inc.	1,713	25,781
Valmont Industries, Inc.	270	42,457
		236,476
Construction Materials - 0.1%
Eagle Materials, Inc.	578	59,944

Consumer Finance - 0.2%
SLM Corp.*	5,141	61,641

Containers & Packaging - 0.9%
AptarGroup, Inc.	752	56,032
Bemis Co., Inc.	1,125	55,766
Greif, Inc., Class A	310	17,679
Owens-Illinois, Inc.*	1,947	38,551
Packaging Corp. of America	1,121	103,614
Silgan Holdings, Inc.	449	26,769
Sonoco Products Co.	1,198	63,877
		362,288

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Distributors - 0.1%
Pool Corp.	497	57,011

Diversified Consumer Services - 0.4%
DeVry Education Group, Inc.	684	21,991
Graham Holdings Co., Class B	56	30,142
Service Corp. International	2,287	70,279
Sotheby’s*	553	24,957
		147,369
Electric Utilities - 1.0%
Great Plains Energy, Inc.	2,584	75,091
Hawaiian Electric Industries, Inc.	1,303	43,364
IDACORP, Inc.	605	50,173
OGE Energy Corp.	2,397	88,281
PNM Resources, Inc.	956	34,703
Westar Energy, Inc.	1,702	91,874
		383,486
Electrical Equipment - 0.4%
EnerSys	521	39,976
Hubbell, Inc.	617	73,189
Regal Beloit Corp.	537	39,980
		153,145
Electronic Equipment, Instruments & Components - 2.1%
Arrow Electronics, Inc.*	1,075	77,615
Avnet, Inc.	1,532	70,595
Belden, Inc.	506	35,749
Cognex Corp.	1,028	78,961
IPG Photonics Corp.*	446	52,762
Jabil Circuit, Inc.	2,227	56,811
Keysight Technologies, Inc.*	2,040	76,704
Knowles Corp.*	1,065	20,160
Littelfuse, Inc.	271	43,753
National Instruments Corp.	1,269	40,912
SYNNEX Corp.	349	40,805
Tech Data Corp.*	423	36,801
Trimble, Inc.*	3,007	93,307
VeriFone Systems, Inc.*	1,332	27,532
Vishay Intertechnology, Inc.	1,607	25,471
Zebra Technologies Corp., Class A*	634	57,510
		835,448
Energy Equipment & Services - 0.8%
Diamond Offshore Drilling, Inc.*	773	13,017
Dril-Quip, Inc.*	451	27,669
Ensco plc, Class A	3,639	35,444
Nabors Industries Ltd.	3,402	49,805
Noble Corp. plc	2,919	19,499
Oceaneering International, Inc.	1,177	33,333
Oil States International, Inc.*	616	22,669
Patterson-UTI Energy, Inc.	1,967	54,328
Rowan Cos. plc, Class A*	1,505	27,271
Superior Energy Services, Inc.*	1,821	30,046
		313,081
Equity Real Estate Investment Trusts (REITs) - 5.3%
Alexandria Real Estate Equities, Inc.	1,066	127,184
American Campus Communities, Inc.	1,586	81,045
Camden Property Trust	1,050	88,883
Care Capital Properties, Inc.	1,008	26,500
CoreCivic, Inc.	1,412	47,584
Corporate Office Properties Trust	1,138	38,794
Cousins Properties, Inc.	5,020	42,921
CyrusOne, Inc.	892	45,403
DCT Industrial Trust, Inc.	1,092	52,241
Douglas Emmett, Inc.	1,727	69,667
Duke Realty Corp.	4,257	109,150
Education Realty Trust, Inc.	877	36,966
EPR Properties	763	58,720
Equity One, Inc.	1,115	35,301
First Industrial Realty Trust, Inc.	1,404	37,768
Healthcare Realty Trust, Inc.	1,391	44,456
Highwoods Properties, Inc.	1,203	63,145
Hospitality Properties Trust	1,972	62,670
Kilroy Realty Corp.	1,172	90,420
Lamar Advertising Co., Class A	993	74,952
LaSalle Hotel Properties	1,357	39,217
Liberty Property Trust	1,764	69,572
Life Storage, Inc.	557	49,367
Mack-Cali Realty Corp.	1,076	31,365
Medical Properties Trust, Inc.	3,844	51,586
National Retail Properties, Inc.	1,766	79,894
Omega Healthcare Investors, Inc.	2,342	76,443
Potlatch Corp.	487	21,550
Quality Care Properties, Inc.*	1,124	21,334
Rayonier, Inc.	1,471	42,129
Regency Centers Corp.	1,254	88,219
Senior Housing Properties Trust	2,851	58,446
Tanger Factory Outlet Centers, Inc.	1,153	39,052
Taubman Centers, Inc.	725	50,576
Uniti Group, Inc.*	1,684	48,785
Urban Edge Properties	1,101	30,531
Washington Prime Group, Inc.	2,225	20,626
Weingarten Realty Investors	1,414	50,155
		2,102,617
Food & Staples Retailing - 0.3%
Casey’s General Stores, Inc.	470	53,853
Sprouts Farmers Market, Inc.*	1,606	29,647
United Natural Foods, Inc.*	606	26,088
		109,588
Food Products - 1.5%
Dean Foods Co.	1,086	19,809
Flowers Foods, Inc.	2,194	42,256
Hain Celestial Group, Inc. (The)*	1,241	43,907
Ingredion, Inc.	869	105,053
Lamb Weston Holdings, Inc.	1,665	65,251
Lancaster Colony Corp.	233	30,709
Post Holdings, Inc.*	779	63,777
Snyder’s-Lance, Inc.	1,027	40,649
Tootsie Roll Industries, Inc.	209	8,182
TreeHouse Foods, Inc.*	681	57,940
WhiteWave Foods Co. (The)*	2,127	117,155
		594,688
Gas Utilities - 1.1%
Atmos Energy Corp.	1,248	97,706
National Fuel Gas Co.	1,022	61,627
New Jersey Resources Corp.	1,033	40,700
ONE Gas, Inc.	627	41,100
Southwest Gas Holdings, Inc.	569	48,666
UGI Corp.	2,077	100,174
WGL Holdings, Inc.	615	51,346
		441,319
Health Care Equipment & Supplies - 1.7%
ABIOMED, Inc.*	484	57,097
Align Technology, Inc.*	899	92,381
Globus Medical, Inc., Class A*	864	24,028
Halyard Health, Inc.*	560	21,874
Hill-Rom Holdings, Inc.	719	47,778
LivaNova plc*	526	26,510
NuVasive, Inc.*	605	45,230
ResMed, Inc.	1,692	121,875
STERIS plc	1,023	71,743
Teleflex, Inc.	529	101,134
West Pharmaceutical Services, Inc.	878	72,409
		682,059
Health Care Providers & Services - 1.0%
HealthSouth Corp.	1,077	45,579
LifePoint Health, Inc.*	482	30,872
MEDNAX, Inc.*	1,111	79,092

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Molina Healthcare, Inc.*	511	24,789
Owens & Minor, Inc.	739	26,663
Tenet Healthcare Corp.*	956	18,451
VCA, Inc.*	974	88,536
WellCare Health Plans, Inc.*	532	75,118
		389,100
Health Care Technology - 0.1%
Allscripts Healthcare Solutions, Inc.*	2,222	27,064

Hotels, Restaurants & Leisure - 1.3%
Brinker International, Inc.	596	25,175
Buffalo Wild Wings, Inc.*	218	33,790
Cheesecake Factory, Inc. (The)	529	32,295
Churchill Downs, Inc.	150	22,545
Cracker Barrel Old Country Store, Inc.	289	46,526
Domino’s Pizza, Inc.	577	109,520
Dunkin’ Brands Group, Inc.	1,101	60,566
International Speedway Corp., Class A	310	11,501
Jack in the Box, Inc.	388	36,359
Panera Bread Co., Class A*	262	60,470
Papa John’s International, Inc.	319	25,176
Texas Roadhouse, Inc.	770	32,571
Wendy’s Co. (The)	2,407	33,554
		530,048
Household Durables - 0.8%
CalAtlantic Group, Inc.	877	30,984
Helen of Troy Ltd.*	335	32,730
KB Home	998	17,714
NVR, Inc.*	42	81,269
Tempur Sealy International, Inc.*	605	27,945
Toll Brothers, Inc.*	1,792	61,179
TRI Pointe Group, Inc.*	1,749	20,883
Tupperware Brands Corp.	607	36,657
		309,361
Household Products - 0.1%
Energizer Holdings, Inc.	741	40,651

Industrial Conglomerates - 0.2%
Carlisle Cos., Inc.	773	79,851

Insurance - 2.7%
Alleghany Corp.*	185	119,473
American Financial Group, Inc.	876	82,397
Aspen Insurance Holdings Ltd.	723	40,524
Brown & Brown, Inc.	1,379	59,435
CNO Financial Group, Inc.	2,083	43,556
Endurance Specialty Holdings Ltd.	771	71,649
Everest Re Group Ltd.	490	115,219
First American Financial Corp.	1,318	51,494
Genworth Financial, Inc., Class A*	5,982	24,466
Hanover Insurance Group, Inc. (The)	510	45,910
Kemper Corp.	584	24,791
Mercury General Corp.	438	25,680
Old Republic International Corp.	2,932	60,722
Primerica, Inc.	549	44,332
Reinsurance Group of America, Inc.	771	100,276
RenaissanceRe Holdings Ltd.	494	72,934
WR Berkley Corp.	1,165	82,738
		1,065,596
Internet & Direct Marketing Retail - 0.0%(b)
HSN, Inc.	382	14,401

Internet Software & Services - 0.3%
j2 Global, Inc.	576	46,898
LogMeIn, Inc.	626	57,435
WebMD Health Corp.*	444	23,044
		127,377
IT Services - 2.0%
Acxiom Corp.*	930	26,524
Broadridge Financial Solutions, Inc.	1,429	99,073
Computer Sciences Corp.	1,690	115,866
Convergys Corp.	1,145	25,053
CoreLogic, Inc.*	1,037	40,640
DST Systems, Inc.	384	45,926
Gartner, Inc.*	992	102,384
Jack Henry & Associates, Inc.	937	87,862
Leidos Holdings, Inc.	1,715	91,410
MAXIMUS, Inc.	778	46,423
NeuStar, Inc., Class A*	655	21,713
Science Applications International Corp.	538	46,790
WEX, Inc.*	461	51,277
		800,941
Leisure Products - 0.3%
Brunswick Corp.	1,076	64,442
Polaris Industries, Inc.	715	60,925
Vista Outdoor, Inc.*	705	14,262
		139,629
Life Sciences Tools & Services - 0.5%
Bio-Rad Laboratories, Inc., Class A*	250	48,660
Bio-Techne Corp.	448	47,631
Charles River Laboratories International, Inc.*	568	49,399
PAREXEL International Corp.*	639	41,337
		187,027
Machinery - 2.4%
AGCO Corp.	809	49,284
Crane Co.	598	43,229
Donaldson Co., Inc.	1,586	68,119
Graco, Inc.	668	60,628
IDEX Corp.	915	84,354
ITT, Inc.	1,059	43,387
Joy Global, Inc.	1,178	33,208
Kennametal, Inc.	959	35,569
Lincoln Electric Holdings, Inc.	744	62,652
Nordson Corp.	638	76,586
Oshkosh Corp.	894	60,694
Terex Corp.	1,271	39,706
Timken Co. (The)	840	37,128
Toro Co. (The)	1,312	78,996
Trinity Industries, Inc.	1,827	49,037
Wabtec Corp.	1,070	85,728
Woodward, Inc.	665	46,849
		955,154
Marine - 0.1%
Kirby Corp.*	646	44,703

Media - 0.7%
AMC Networks, Inc., Class A*	707	42,286
Cable One, Inc.	57	35,649
Cinemark Holdings, Inc.	1,269	53,133
John Wiley & Sons, Inc., Class A	539	28,136
Live Nation Entertainment, Inc.*	1,588	45,115
Meredith Corp.	439	27,525
New York Times Co. (The), Class A	1,462	21,053
Time, Inc.	1,190	20,884
		273,781
Metals & Mining - 1.1%
Allegheny Technologies, Inc.	1,308	25,127
Carpenter Technology Corp.	559	22,673
Commercial Metals Co.	1,387	29,307
Compass Minerals International, Inc.	406	30,775
Reliance Steel & Aluminum Co.	870	73,646

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Royal Gold, Inc.	783	51,717
Steel Dynamics, Inc.	2,927	107,128
United States Steel Corp.	2,070	80,150
Worthington Industries, Inc.	526	25,800
		446,323
Multiline Retail - 0.2%
Big Lots, Inc.	535	27,467
Dillard’s, Inc., Class A	311	16,956
JC Penney Co., Inc.*	3,700	23,458
		67,881
Multi-Utilities - 0.5%
Black Hills Corp.	637	41,329
MDU Resources Group, Inc.	2,344	63,546
NorthWestern Corp.	579	33,871
Vectren Corp.	994	56,012
		194,758
Oil, Gas & Consumable Fuels - 1.0%
CONSOL Energy, Inc.*	2,120	33,008
Denbury Resources, Inc.*	4,782	12,959
Energen Corp.*	1,165	61,162
Gulfport Energy Corp.*	1,853	32,131
HollyFrontier Corp.	2,110	61,781
QEP Resources, Inc.*	2,876	39,574
SM Energy Co.	1,157	28,520
Western Refining, Inc.	950	34,694
World Fuel Services Corp.	846	30,600
WPX Energy, Inc.*	4,673	60,282
		394,711
Paper & Forest Products - 0.2%
Domtar Corp.	751	28,606
Louisiana-Pacific Corp.*	1,707	40,251
		68,857
Personal Products - 0.2%
Avon Products, Inc.*	5,252	23,109
Edgewell Personal Care Co.*	695	51,319
		74,428
Pharmaceuticals - 0.3%
Akorn, Inc.*	1,052	21,892
Catalent, Inc.*	1,498	42,992
Prestige Brands Holdings, Inc.*	635	35,954
		100,838
Professional Services - 0.3%
CEB, Inc.	387	30,012
FTI Consulting, Inc.*	509	20,482
ManpowerGroup, Inc.	806	78,214
		128,708
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	553	24,791
Jones Lang LaSalle, Inc.	543	62,282
		87,073
Road & Rail - 0.6%
Avis Budget Group, Inc.*	1,055	36,482
Genesee & Wyoming, Inc., Class A*	735	54,493
Landstar System, Inc.	501	43,487
Old Dominion Freight Line, Inc.*	831	76,252
Werner Enterprises, Inc.	537	15,036
		225,750
Semiconductors & Semiconductor Equipment - 1.4%
Advanced Micro Devices, Inc.*	9,123	131,920
Cirrus Logic, Inc.*	764	41,317
Cree, Inc.*	1,197	32,487
Cypress Semiconductor Corp.	3,855	51,156
Integrated Device Technology, Inc.*	1,609	38,471
Microsemi Corp.*	1,376	71,304
Monolithic Power Systems, Inc.	449	39,499
Silicon Laboratories, Inc.*	501	33,817
Synaptics, Inc.*	419	22,270
Teradyne, Inc.	2,416	68,711
Versum Materials, Inc.*	1,305	39,555
		570,507
Software - 2.3%
ACI Worldwide, Inc.*	1,407	27,535
ANSYS, Inc.*	1,038	110,817
Cadence Design Systems, Inc.*	3,441	106,327
CDK Global, Inc.	1,794	119,175
CommVault Systems, Inc.*	506	24,819
Fair Isaac Corp.	372	48,386
Fortinet, Inc.*	1,765	65,923
Manhattan Associates, Inc.*	855	42,878
Mentor Graphics Corp.	1,315	48,787
PTC, Inc.*	1,387	74,745
Synopsys, Inc.*	1,817	129,806
Tyler Technologies, Inc.*	401	60,812
Ultimate Software Group, Inc. (The)*	348	67,300
		927,310
Specialty Retail - 0.9%
Aaron’s, Inc.	762	20,787
American Eagle Outfitters, Inc.	2,052	32,524
Cabela’s, Inc.*	616	28,854
Chico’s FAS, Inc.	1,551	22,459
CST Brands, Inc.	908	43,702
Dick’s Sporting Goods, Inc.	1,056	51,691
GameStop Corp., Class A	1,222	29,866
Murphy USA, Inc.*	436	27,773
Office Depot, Inc.	6,342	26,446
Sally Beauty Holdings, Inc.*	1,730	37,835
Williams-Sonoma, Inc.	978	47,521
		369,458
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	1,281	19,471
Diebold Nixdorf, Inc.	902	27,241
NCR Corp.*	1,490	71,624
		118,336
Textiles, Apparel & Luxury Goods - 0.4%
Carter’s, Inc.	593	52,190
Deckers Outdoor Corp.*	385	20,340
Fossil Group, Inc.*	503	9,512
Kate Spade & Co.*	1,539	36,720
Skechers U.S.A., Inc., Class A*	1,600	41,072
		159,834
Thrifts & Mortgage Finance - 0.3%
New York Community Bancorp, Inc.	5,846	89,327
Washington Federal, Inc.	1,070	36,219
		125,546
Trading Companies & Distributors - 0.4%
GATX Corp.	479	27,820
MSC Industrial Direct Co., Inc., Class A	536	53,916
NOW, Inc.*	1,290	24,691
Watsco, Inc.	364	53,970
		160,397
Water Utilities - 0.2%
Aqua America, Inc.	2,129	67,574

Wireless Telecommunication Services - 0.1%
Telephone & Data Systems, Inc.	1,122	30,328

TOTAL COMMON STOCKS (Cost $18,784,307)		20,299,016

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT(a) - 1.0%

REPURCHASE AGREEMENT(c) - 1.0%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $398,400 (Cost $398,396)	398,396	398,396

Total Investments - 52.2% (Cost $19,182,703)		20,697,412
Other Assets Less Liabilities - 47.8%		18,974,466
Net assets - 100.0%		39,671,878

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $11,264,564.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,206,088
Aggregate gross unrealized depreciation	(733,658)
Net unrealized appreciation	$1,472,430
Federal income tax cost of investments	$19,224,982

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro MidCap400 had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini S&P MidCap 400 Futures Contracts	17	3/17/2017	$2,937,260	$71,697

Cash collateral in the amount of $134,640 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro MidCap400 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$1,532,470	1/8/2018	Bank of America NA	0.78%	S&P MidCap 400®	$3,756,389
4,749,204	1/8/2018	Citibank NA	0.91%	S&P MidCap 400®	1,776,104
15,711,154	11/6/2017	Credit Suisse International	1.08%	S&P MidCap 400®	191,320
1,130,161	1/8/2018	Goldman Sachs International	1.16%	S&P MidCap 400®	981,563
5,885,321	11/6/2017	Goldman Sachs International	0.91%	SPDR® S&P MidCap 400® ETF Trust	1,984,552
30,689,913	11/6/2017	Morgan Stanley & Co. International plc	0.98%	S&P MidCap 400®	1,170,089
3,208,661	11/6/2017	Societe Generale	1.08%	S&P MidCap 400®	2,655,638
32,869,843	1/8/2018	UBS AG	1.28%	S&P MidCap 400®	5,946,418
$95,776,727					$18,462,073

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Russell2000

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 47.0%

Aerospace & Defense - 0.7%
AAR Corp.	1,019	35,074
Aerojet Rocketdyne Holdings, Inc.*	1,836	35,600
Aerovironment, Inc.*	631	17,050
Astronics Corp.*	595	19,939
Cubic Corp.	777	40,831
Curtiss-Wright Corp.	1,365	133,538
DigitalGlobe, Inc.*	1,946	61,591
Ducommun, Inc.*	320	9,859
Engility Holdings, Inc.*	556	17,408
Esterline Technologies Corp.*	911	80,988
KEYW Holding Corp. (The)*	1,368	13,571
KLX, Inc.*	1,628	81,954
Kratos Defense & Security Solutions, Inc.*	1,769	14,594
Mercury Systems, Inc.*	1,438	53,724
Moog, Inc., Class A*	985	66,566
National Presto Industries, Inc.	152	15,139
Sparton Corp.*	289	6,702
TASER International, Inc.*	1,609	41,303
Teledyne Technologies, Inc.*	1,054	138,506
Triumph Group, Inc.	1,519	42,228
Vectrus, Inc.*	329	7,965
		934,130
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc.*	1,495	25,445
Atlas Air Worldwide Holdings, Inc.*	756	42,979
Echo Global Logistics, Inc.*	885	19,337
Forward Air Corp.	918	45,487
Hub Group, Inc., Class A*	1,033	52,166
Park-Ohio Holdings Corp.	262	11,698
Radiant Logistics, Inc.*	1,163	6,513
XPO Logistics, Inc.*	3,018	153,888
		357,513
Airlines - 0.2%
Allegiant Travel Co.	407	70,859
Hawaiian Holdings, Inc.*	1,625	79,056
SkyWest, Inc.	1,548	54,412
		204,327
Auto Components - 0.6%
American Axle & Manufacturing Holdings, Inc.*	2,363	46,835
Cooper Tire & Rubber Co.	1,706	69,008
Cooper-Standard Holdings, Inc.*	457	51,184
Dana, Inc.	4,594	86,781
Dorman Products, Inc.*	817	63,857
Fox Factory Holding Corp.*	689	18,465
Gentherm, Inc.*	1,124	40,745
Horizon Global Corp.*	670	12,248
LCI Industries*	732	78,836
Metaldyne Performance Group, Inc.	463	10,788
Modine Manufacturing Co.*	1,451	16,469
Motorcar Parts of America, Inc.*	564	16,001
Spartan Motors, Inc.	1,025	6,816
Standard Motor Products, Inc.	662	31,756
Stoneridge, Inc.*	827	13,968
Strattec Security Corp.	107	3,183
Superior Industries International, Inc.	774	17,337
Tenneco, Inc.*	1,738	111,771
Tower International, Inc.	632	17,475
Unique Fabricating, Inc.	203	2,324
Workhorse Group, Inc.*	452	1,297
		717,144
Automobiles - 0.0%(b)
Winnebago Industries, Inc.	826	27,258

Banks - 5.6%
1st Source Corp.	482	22,514
Access National Corp.	251	6,930
ACNB Corp.	184	5,336
Allegiance Bancshares, Inc.*	338	12,472
American National Bankshares, Inc.	253	9,247
Ameris Bancorp	1,049	50,667
Ames National Corp.	264	8,501
Arrow Financial Corp.	349	12,180
Atlantic Capital Bancshares, Inc.*	534	9,612
Banc of California, Inc.	1,504	29,253
BancFirst Corp.	241	22,979
Banco Latinoamericano de Comercio Exterior SA, Class E	933	26,245
Bancorp, Inc. (The)*	1,548	8,019
BancorpSouth, Inc.	2,669	82,739
Bank of Marin Bancorp	184	12,604
Bank of NT Butterfield & Son Ltd. (The)*	381	12,421
Bank of the Ozarks, Inc.	2,734	149,632
Bankwell Financial Group, Inc.	176	5,782
Banner Corp.	925	53,761
Bar Harbor Bankshares	303	12,911
Berkshire Hills Bancorp, Inc.	1,029	36,375
Blue Hills Bancorp, Inc.	759	13,928
BNC Bancorp	1,250	44,937
Boston Private Financial Holdings, Inc.	2,523	43,396
Bridge Bancorp, Inc.	563	20,071
Brookline Bancorp, Inc.	2,133	33,808
Bryn Mawr Bank Corp.	513	21,059
BSB Bancorp, Inc.*	249	6,935
C&F Financial Corp.	99	4,702
California First National Bancorp	72	1,134
Camden National Corp.	471	19,999
Capital Bank Financial Corp., Class A	752	30,682
Capital City Bank Group, Inc.	339	6,926
Capstar Financial Holdings, Inc.*	93	1,837
Cardinal Financial Corp.	968	30,240
Carolina Financial Corp.	376	11,287
Cascade Bancorp*	967	7,978
Cathay General Bancorp	2,288	89,873
CenterState Banks, Inc.	1,511	37,337
Central Pacific Financial Corp.	933	29,464
Central Valley Community Bancorp	270	5,546
Century Bancorp, Inc., Class A	92	5,824
Chemical Financial Corp.	2,030	108,139
Chemung Financial Corp.	97	3,516
Citizens & Northern Corp.	361	8,473
City Holding Co.	450	29,475
CNB Financial Corp.	426	10,237
CoBiz Financial, Inc.	1,146	19,539
Codorus Valley Bancorp, Inc.	248	6,450
Columbia Banking System, Inc.	1,789	71,363
Community Bank System, Inc.	1,327	78,837
Community Trust Bancorp, Inc.	469	21,527
ConnectOne Bancorp, Inc.	922	23,142
County Bancorp, Inc.	148	3,990
CU Bancorp*	500	19,650
Customers Bancorp, Inc.*	840	28,837
CVB Financial Corp.	3,117	74,029
Eagle Bancorp, Inc.*	942	58,639
Enterprise Bancorp, Inc.	282	9,345
Enterprise Financial Services Corp.	591	25,974
Equity Bancshares, Inc., Class A*	212	6,898
Farmers Capital Bank Corp.	227	8,819
Farmers National Banc Corp.	766	10,571
FB Financial Corp.*	207	6,572

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
FCB Financial Holdings, Inc., Class A*	923	44,858
Fidelity Southern Corp.	639	15,061
Financial Institutions, Inc.	427	14,603
First Bancorp, Inc.	314	8,512
First Bancorp/NC	606	18,210
First Bancorp/PR*	3,665	23,383
First Busey Corp.	954	29,498
First Business Financial Services, Inc.	249	6,280
First Citizens BancShares, Inc., Class A	234	83,372
First Commonwealth Financial Corp.	2,729	38,015
First Community Bancshares, Inc.	481	12,997
First Community Financial Partners, Inc.*	419	5,531
First Connecticut Bancorp, Inc.	431	10,409
First Financial Bancorp	1,888	52,392
First Financial Bankshares, Inc.	1,967	86,548
First Financial Corp.	308	14,307
First Financial Northwest, Inc.	229	4,660
First Foundation, Inc.*	813	13,333
First Internet Bancorp	188	5,781
First Interstate BancSystem, Inc., Class A	607	26,617
First Merchants Corp.	1,256	50,391
First Mid-Illinois Bancshares, Inc.	244	8,071
First Midwest Bancorp, Inc.	2,480	60,586
First NBC Bank Holding Co.*	482	2,145
First Northwest Bancorp*	320	4,941
First of Long Island Corp. (The)	658	18,095
Flushing Financial Corp.	856	23,917
FNB Corp.	6,477	100,847
Franklin Financial Network, Inc.*	354	13,948
Fulton Financial Corp.	5,301	101,382
German American Bancorp, Inc.	437	20,736
Glacier Bancorp, Inc.	2,349	86,725
Great Southern Bancorp, Inc.	330	16,516
Great Western Bancorp, Inc.	1,820	77,787
Green Bancorp, Inc.*	637	10,861
Guaranty Bancorp	537	13,291
Hancock Holding Co.	2,589	122,848
Hanmi Financial Corp.	967	32,298
HarborOne Bancorp, Inc.*	451	8,903
Heartland Financial USA, Inc.	719	35,626
Heritage Commerce Corp.	804	11,417
Heritage Financial Corp.	909	22,725
Heritage Oaks Bancorp	739	10,169
Hilltop Holdings, Inc.	2,312	65,614
Home BancShares, Inc.	3,729	104,934
HomeTrust Bancshares, Inc.*	510	12,240
Hope Bancorp, Inc.	3,954	84,616
Horizon Bancorp	604	15,668
IBERIABANK Corp.	1,370	116,107
Independent Bank Corp./MA	797	51,805
Independent Bank Corp./MI	627	13,418
Independent Bank Group, Inc.	342	21,649
International Bancshares Corp.	1,687	64,190
Investors Bancorp, Inc.	9,169	134,142
Lakeland Bancorp, Inc.	1,271	25,039
Lakeland Financial Corp.	743	33,725
LCNB Corp.	271	5,908
LegacyTexas Financial Group, Inc.	1,367	58,220
Live Oak Bancshares, Inc.	603	13,839
Macatawa Bank Corp.	815	8,248
MainSource Financial Group, Inc.	711	24,352
MB Financial, Inc.	2,336	105,167
MBT Financial Corp.	548	5,809
Mercantile Bank Corp.	490	16,386
Merchants Bancshares, Inc.	177	9,107
Middleburg Financial Corp.	145	5,178
Midland States Bancorp, Inc.	113	3,973
MidWestOne Financial Group, Inc.	254	9,263
MutualFirst Financial, Inc.	168	5,317
National Bank Holdings Corp., Class A	739	24,380
National Bankshares, Inc.	210	7,959
National Commerce Corp.*	261	9,774
NBT Bancorp, Inc.	1,307	52,777
Nicolet Bankshares, Inc.*	234	11,405
Northrim BanCorp, Inc.	207	6,034
OFG Bancorp	1,333	17,196
Old Line Bancshares, Inc.	258	7,237
Old National Bancorp	4,094	75,125
Old Second Bancorp, Inc.	886	9,702
Opus Bank	529	11,426
Orrstown Financial Services, Inc.	228	4,982
Pacific Continental Corp.	641	16,121
Pacific Mercantile Bancorp*	472	3,469
Pacific Premier Bancorp, Inc.*	838	33,520
Paragon Commercial Corp.*	26	1,299
Park National Corp.	410	44,054
Park Sterling Corp.	1,588	18,834
Peapack Gladstone Financial Corp.	484	15,168
Penns Woods Bancorp, Inc.	143	6,800
Peoples Bancorp, Inc.	495	16,097
Peoples Financial Services Corp.	212	8,815
People’s Utah Bancorp	400	10,640
Pinnacle Financial Partners, Inc.	1,442	100,075
Preferred Bank	374	20,996
Premier Financial Bancorp, Inc.	287	5,282
PrivateBancorp, Inc.	2,420	136,972
Prosperity Bancshares, Inc.	2,063	153,776
QCR Holdings, Inc.	367	15,928
Renasant Corp.	1,327	54,460
Republic Bancorp, Inc., Class A	298	10,305
Republic First Bancorp, Inc.*	1,548	12,384
S&T Bancorp, Inc.	1,052	37,441
Sandy Spring Bancorp, Inc.	725	31,218
Seacoast Banking Corp. of Florida*	912	21,186
ServisFirst Bancshares, Inc.	1,420	59,029
Shore Bancshares, Inc.	386	6,705
Sierra Bancorp	359	10,282
Simmons First National Corp., Class A	903	51,922
South State Corp.	805	72,085
Southern First Bancshares, Inc.*	177	5,929
Southern National Bancorp of Virginia, Inc.	345	5,865
Southside Bancshares, Inc.	813	28,642
Southwest Bancorp, Inc.	556	14,817
State Bank Financial Corp.	1,077	29,219
Sterling Bancorp	3,906	96,673
Stock Yards Bancorp, Inc.	655	28,951
Stonegate Bank	376	17,435
Suffolk Bancorp	353	15,017
Summit Financial Group, Inc.	257	6,158
Sun Bancorp, Inc.	331	8,556
Texas Capital Bancshares, Inc.*	1,534	136,756
Tompkins Financial Corp.	447	40,105
Towne Bank	1,722	56,051
TriCo Bancshares	623	22,633
TriState Capital Holdings, Inc.*	676	15,920
Triumph Bancorp, Inc.*	477	12,831
Trustmark Corp.	2,078	68,657
UMB Financial Corp.	1,384	109,087
Umpqua Holdings Corp.	6,811	128,115
Union Bankshares Corp.	1,337	48,480
Union Bankshares, Inc.	120	4,968

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
United Bankshares, Inc.	2,148	96,123
United Community Banks, Inc.	2,162	62,460
Univest Corp. of Pennsylvania	764	21,277
Valley National Bancorp	7,634	94,432
Veritex Holdings, Inc.*	360	10,314
Washington Trust Bancorp, Inc.	459	24,878
WashingtonFirst Bankshares, Inc.	261	7,170
Webster Financial Corp.	2,829	155,397
WesBanco, Inc.	1,237	49,925
West Bancorporation, Inc.	489	10,831
Westamerica Bancorp	761	44,024
Wintrust Financial Corp.	1,587	116,962
Xenith Bankshares, Inc.*	230	6,125
Yadkin Financial Corp.	1,537	51,582
		6,938,896
Beverages - 0.1%
Boston Beer Co., Inc. (The), Class A*	272	43,153
Coca-Cola Bottling Co. Consolidated	145	24,950
Craft Brew Alliance, Inc.*	389	5,718
MGP Ingredients, Inc.	386	17,073
National Beverage Corp.	361	21,086
Primo Water Corp.*	689	9,880
		121,860
Biotechnology - 2.3%
Acceleron Pharma, Inc.*	844	22,552
Achillion Pharmaceuticals, Inc.*	3,610	14,476
Acorda Therapeutics, Inc.*	1,325	35,046
Adamas Pharmaceuticals, Inc.*	514	9,509
Aduro Biotech, Inc.*	1,093	12,296
Advaxis, Inc.*	1,104	9,704
Adverum Biotechnologies, Inc.*	709	1,879
Aevi Genomic Medicine, Inc.*	837	3,926
Agenus, Inc.*	2,252	9,548
Aimmune Therapeutics, Inc.*	810	16,419
Akebia Therapeutics, Inc.*	1,107	11,092
Alder Biopharmaceuticals, Inc.*	1,443	32,973
AMAG Pharmaceuticals, Inc.*	1,074	24,111
Amicus Therapeutics, Inc.*	4,389	28,485
Anavex Life Sciences Corp.*	1,006	5,774
Anthera Pharmaceuticals, Inc.*	1,212	824
Applied Genetic Technologies Corp.*	391	3,030
Aptevo Therapeutics, Inc.*	500	1,000
Ardelyx, Inc.*	962	13,083
Arena Pharmaceuticals, Inc.*	7,554	11,935
Argos Therapeutics, Inc.*	444	511
Array BioPharma, Inc.*	5,156	59,294
Arrowhead Pharmaceuticals, Inc.*	2,102	4,751
Asterias Biotherapeutics, Inc.*	699	2,656
Atara Biotherapeutics, Inc.*	716	11,062
Athersys, Inc.*	2,346	2,815
Audentes Therapeutics, Inc.*	177	2,745
Avexis, Inc.*	179	10,976
Axovant Sciences Ltd.*	753	9,571
Bellicum Pharmaceuticals, Inc.*	646	7,965
BioCryst Pharmaceuticals, Inc.*	2,263	14,121
BioSpecifics Technologies Corp.*	166	8,776
BioTime, Inc.*	2,299	7,472
Bluebird Bio, Inc.*	1,254	109,913
Blueprint Medicines Corp.*	749	26,350
Cara Therapeutics, Inc.*	647	10,371
Celldex Therapeutics, Inc.*	2,944	10,422
Cellular Biomedicine Group, Inc.*	375	4,800
ChemoCentryx, Inc.*	709	4,694
Chimerix, Inc.*	1,315	7,469
Cidara Therapeutics, Inc.*	397	2,858
Clovis Oncology, Inc.*	1,131	65,383
Coherus Biosciences, Inc.*	1,039	24,520
Concert Pharmaceuticals, Inc.*	508	4,724
Corvus Pharmaceuticals, Inc.*	102	1,467
Curis, Inc.*	3,438	7,942
Cytokinetics, Inc.*	1,043	11,056
CytomX Therapeutics, Inc.*	629	7,863
CytRx Corp.*	3,346	1,441
Dimension Therapeutics, Inc.*	377	641
Dynavax Technologies Corp.*	1,197	5,387
Eagle Pharmaceuticals, Inc.*	273	20,936
Edge Therapeutics, Inc.*	501	4,895
Editas Medicine, Inc.*	212	5,285
Eiger BioPharmaceuticals, Inc.*	128	1,446
Emergent BioSolutions, Inc.*	1,001	31,411
Enanta Pharmaceuticals, Inc.*	481	13,862
Epizyme, Inc.*	1,240	17,608
Esperion Therapeutics, Inc.*	441	11,541
Exact Sciences Corp.*	3,257	70,091
Exelixis, Inc.*	7,005	150,818
FibroGen, Inc.*	1,613	40,325
Five Prime Therapeutics, Inc.*	831	38,118
Flexion Therapeutics, Inc.*	823	16,501
Fortress Biotech, Inc.*	1,050	3,245
Foundation Medicine, Inc.*	415	10,292
Galena Biopharma, Inc.*	326	241
Genomic Health, Inc.*	575	17,359
Geron Corp.*	4,651	10,000
Global Blood Therapeutics, Inc.*	510	14,204
GlycoMimetics, Inc.*	368	2,248
Halozyme Therapeutics, Inc.*	3,359	43,062
Heron Therapeutics, Inc.*	1,290	18,447
Idera Pharmaceuticals, Inc.*	3,194	5,973
Ignyta, Inc.*	908	7,990
Immune Design Corp.*	427	2,178
ImmunoGen, Inc.*	2,595	8,823
Immunomedics, Inc.*	3,001	15,005
Infinity Pharmaceuticals, Inc.*	1,513	4,206
Inotek Pharmaceuticals Corp.*	538	861
Inovio Pharmaceuticals, Inc.*	2,044	14,410
Insmed, Inc.*	1,908	30,394
Insys Therapeutics, Inc.*	724	9,238
Intellia Therapeutics, Inc.*	215	3,070
Invitae Corp.*	870	8,970
Ironwood Pharmaceuticals, Inc.*	3,986	67,324
Kadmon Holdings, Inc.*	250	928
Karyopharm Therapeutics, Inc.*	835	8,659
Keryx Biopharmaceuticals, Inc.*	2,432	12,233
Kite Pharma, Inc.*	1,207	85,419
La Jolla Pharmaceutical Co.*	429	14,376
Lexicon Pharmaceuticals, Inc.*(c)	1,305	20,945
Ligand Pharmaceuticals, Inc.*	587	61,418
Lion Biotechnologies, Inc.*	1,739	13,303
Loxo Oncology, Inc.*	496	22,042
MacroGenics, Inc.*	982	20,759
MannKind Corp.*	9,990	5,295
MediciNova, Inc.*	915	5,893
Merrimack Pharmaceuticals, Inc.*	3,760	11,543
MiMedx Group, Inc.*	3,150	26,996
Minerva Neurosciences, Inc.*	586	5,128
Mirati Therapeutics, Inc.*	477	2,647
Momenta Pharmaceuticals, Inc.*	2,002	30,931
Myovant Sciences Ltd.*	327	3,564
Myriad Genetics, Inc.*	2,080	40,414
NantKwest, Inc.*	514	2,431
Natera, Inc.*	803	7,677
NewLink Genetics Corp.*	667	10,479
Novavax, Inc.*	8,319	12,562
OncoMed Pharmaceuticals, Inc.*	654	6,645
Ophthotech Corp.*	940	3,365
Organovo Holdings, Inc.*	2,981	9,301
Osiris Therapeutics, Inc.*	612	3,519
Otonomy, Inc.*	740	10,989

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
OvaScience, Inc.*	967	1,431
PDL BioPharma, Inc.	5,090	10,893
Pfenex, Inc.*	561	4,056
PharmAthene, Inc.	1,920	1,728
Portola Pharmaceuticals, Inc.*	1,518	52,644
Progenics Pharmaceuticals, Inc.*	2,145	24,110
Protagonist Therapeutics, Inc.*	234	3,243
Proteostasis Therapeutics, Inc.*	246	3,579
Prothena Corp. plc*	1,070	62,756
PTC Therapeutics, Inc.*	1,025	13,971
Puma Biotechnology, Inc.*	862	31,635
Ra Pharmaceuticals, Inc.*	253	5,298
Radius Health, Inc.*	972	40,960
REGENXBIO, Inc.*	624	11,482
Regulus Therapeutics, Inc.*	1,195	1,255
Repligen Corp.*	1,040	32,770
Retrophin, Inc.*	1,116	23,737
Rigel Pharmaceuticals, Inc.*	3,797	9,303
Sage Therapeutics, Inc.*	929	62,615
Sangamo Therapeutics, Inc.*	2,139	9,732
Sarepta Therapeutics, Inc.*	1,545	48,065
Selecta Biosciences, Inc.*	157	2,054
Seres Therapeutics, Inc.*	549	5,314
Sorrento Therapeutics, Inc.*	777	4,040
Spark Therapeutics, Inc.*	589	37,566
Spectrum Pharmaceuticals, Inc.*	2,388	15,283
Stemline Therapeutics, Inc.*	645	4,515
Syndax Pharmaceuticals, Inc.*	145	1,650
Synergy Pharmaceuticals, Inc.*	6,227	36,054
Synthetic Biologics, Inc.*	3,008	2,376
Syros Pharmaceuticals, Inc.*	143	1,580
T2 Biosystems, Inc.*	450	2,543
TESARO, Inc.*	881	165,954
TG Therapeutics, Inc.*	1,135	6,470
Tokai Pharmaceuticals, Inc.*	305	250
Trevena, Inc.*	1,378	5,595
Trovagene, Inc.*	868	1,693
Ultragenyx Pharmaceutical, Inc.*	1,187	100,990
Vanda Pharmaceuticals, Inc.*	1,129	16,088
Veracyte, Inc.*	510	3,953
Versartis, Inc.*	966	21,107
Vital Therapies, Inc.*	730	3,395
Voyager Therapeutics, Inc.*	362	4,688
vTv Therapeutics, Inc., Class A*	235	1,417
XBiotech, Inc.*	539	7,271
Xencor, Inc.*	1,112	27,633
Zafgen, Inc.*	704	2,795
ZIOPHARM Oncology, Inc.*	3,744	23,774
		2,858,827
Building Products - 0.6%
AAON, Inc.	1,245	41,894
Advanced Drainage Systems, Inc.	1,070	23,593
American Woodmark Corp.*	426	36,828
Apogee Enterprises, Inc.	875	50,032
Armstrong Flooring, Inc.*	721	15,408
Builders FirstSource, Inc.*	2,584	33,437
Caesarstone Ltd.*	734	24,516
Continental Building Products, Inc.*	1,085	26,528
CSW Industrials, Inc.*	444	16,472
Gibraltar Industries, Inc.*	972	40,289
Griffon Corp.	932	23,440
Insteel Industries, Inc.	540	19,505
Masonite International Corp.*	936	73,102
NCI Building Systems, Inc.*	838	13,408
Patrick Industries, Inc.*	447	35,693
PGT Innovations, Inc.*	1,472	14,794
Ply Gem Holdings, Inc.*	678	11,797
Quanex Building Products Corp.	1,055	20,625
Simpson Manufacturing Co., Inc.	1,279	55,202
Trex Co., Inc.*	909	61,821
Universal Forest Products, Inc.	611	58,540
		696,924
Capital Markets - 0.7%
Actua Corp.*	1,108	15,180
Arlington Asset Investment Corp., Class A	695	10,244
Associated Capital Group, Inc., Class A	138	5,147
B. Riley Financial, Inc.	286	4,404
BGC Partners, Inc., Class A	6,709	75,678
Cohen & Steers, Inc.	644	24,221
Cowen Group, Inc., Class A*	787	11,254
Diamond Hill Investment Group, Inc.	93	18,648
Evercore Partners, Inc., Class A	1,203	95,699
FBR & Co.	179	3,249
Fidus Investment Corp.	1	11
Fifth Street Asset Management, Inc.	157	809
Financial Engines, Inc.	1,648	73,006
GAIN Capital Holdings, Inc.	1,149	9,008
GAMCO Investors, Inc., Class A	135	4,022
Greenhill & Co., Inc.	856	25,295
Hennessy Advisors, Inc.	89	2,375
Houlihan Lokey, Inc.	376	11,840
INTL. FCStone, Inc.*	464	17,516
Investment Technology Group, Inc.	1,014	20,300
Janus Capital Group, Inc.	4,451	56,350
KCG Holdings, Inc., Class A*	1,241	17,188
Ladenburg Thalmann Financial Services, Inc.*	3,114	6,913
Manning & Napier, Inc.	460	2,875
Medley Management, Inc., Class A	176	1,646
Moelis & Co., Class A	725	26,680
OM Asset Management plc	1,236	18,429
Oppenheimer Holdings, Inc., Class A	305	5,063
Piper Jaffray Cos.	446	31,554
PJT Partners, Inc., Class A	546	20,207
Pzena Investment Management, Inc., Class A	450	4,518
Safeguard Scientifics, Inc.*	620	7,843
Silvercrest Asset Management Group, Inc., Class A	217	2,897
Stifel Financial Corp.*	1,977	106,679
Value Line, Inc.	36	644
Virtu Financial, Inc., Class A	776	13,464
Virtus Investment Partners, Inc.	159	17,434
Waddell & Reed Financial, Inc., Class A	2,447	47,080
Walter Investment Management Corp.*	575	1,955
Westwood Holdings Group, Inc.	246	13,988
Wins Finance Holdings, Inc.*	40	11,165
WisdomTree Investments, Inc.	3,542	32,268
		874,746
Chemicals - 1.3%
A Schulman, Inc.	886	29,903
AgroFresh Solutions, Inc.*	678	1,837
American Vanguard Corp.	870	13,703
Balchem Corp.	970	84,555
Calgon Carbon Corp.	1,552	21,883
Chase Corp.	218	19,936
Chemours Co. (The)	5,647	190,078
Chemtura Corp.*	1,963	65,073
Codexis, Inc.*	1,031	4,227
Ferro Corp.*	2,564	35,896
Flotek Industries, Inc.*	1,687	22,808
FutureFuel Corp.	769	10,174
GCP Applied Technologies, Inc.*	2,185	57,575
Hawkins, Inc.	296	14,637

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
HB Fuller Co.	1,545	76,338
Ingevity Corp.*	1,313	70,863
Innophos Holdings, Inc.	596	31,582
Innospec, Inc.	728	47,538
KMG Chemicals, Inc.	278	10,219
Koppers Holdings, Inc.*	627	27,494
Kraton Corp.*	912	24,834
Kronos Worldwide, Inc.	678	9,397
LSB Industries, Inc.*	636	6,913
Minerals Technologies, Inc.	1,068	82,503
Olin Corp.	5,105	158,663
OMNOVA Solutions, Inc.*	1,309	12,108
PolyOne Corp.	2,586	87,097
Quaker Chemical Corp.	398	52,409
Rayonier Advanced Materials, Inc.	1,326	17,583
Sensient Technologies Corp.	1,372	109,678
Stepan Co.	605	45,744
TerraVia Holdings, Inc.*	2,420	2,268
Trecora Resources*	611	7,363
Tredegar Corp.	783	14,877
Trinseo SA	839	58,017
Tronox Ltd., Class A	1,987	34,435
Valhi, Inc.	774	2,577
		1,562,785
Commercial Services & Supplies - 1.1%
ABM Industries, Inc.	1,718	70,077
ACCO Brands Corp.*	3,275	43,885
Advanced Disposal Services, Inc.*	690	15,097
Aqua Metals, Inc.*	380	6,475
ARC Document Solutions, Inc.*	1,265	5,085
Brady Corp., Class A	1,410	53,932
Brink’s Co. (The)	1,388	74,189
Casella Waste Systems, Inc., Class A*	1,191	13,911
CECO Environmental Corp.	902	10,193
CompX International, Inc.	49	730
Deluxe Corp.	1,507	110,900
Ennis, Inc.	788	12,884
Essendant, Inc.	1,148	18,288
G&K Services, Inc., Class A	604	57,078
Healthcare Services Group, Inc.	2,169	89,753
Heritage-Crystal Clean, Inc.*	393	5,856
Herman Miller, Inc.	1,845	54,981
HNI Corp.	1,397	64,011
InnerWorkings, Inc.*	1,184	11,497
Interface, Inc.	1,994	37,687
Kimball International, Inc., Class B	1,138	18,663
Knoll, Inc.	1,481	33,100
Matthews International Corp., Class A	985	64,862
McGrath RentCorp	723	27,206
Mobile Mini, Inc.	1,365	44,431
MSA Safety, Inc.	957	69,143
Multi-Color Corp.	419	30,042
NL Industries, Inc.*	257	1,516
Quad/Graphics, Inc.	893	24,245
SP Plus Corp.*	532	17,157
Steelcase, Inc., Class A	2,653	42,448
Team, Inc.*	890	30,572
Tetra Tech, Inc.	1,781	71,685
TRC Cos., Inc.*	573	5,873
UniFirst Corp.	466	62,025
US Ecology, Inc.	673	34,155
Viad Corp.	620	29,264
VSE Corp.	265	10,780
West Corp.	1,331	31,824
		1,405,500
Communications Equipment - 0.9%
Acacia Communications, Inc.*	161	8,364
ADTRAN, Inc.	1,514	32,021
Aerohive Networks, Inc.*	738	3,506
Applied Optoelectronics, Inc.*	508	23,327
Bel Fuse, Inc., Class B	285	7,439
Black Box Corp.	462	4,158
CalAmp Corp.*	1,103	17,880
Calix, Inc.*	1,272	8,777
Ciena Corp.*	4,232	111,471
Clearfield, Inc.*	353	5,772
Comtech Telecommunications Corp.	696	7,941
Digi International, Inc.*	798	9,815
EMCORE Corp.	805	7,205
Extreme Networks, Inc.*	3,184	19,900
Finisar Corp.*	3,314	110,953
Harmonic, Inc.*	2,356	12,722
Infinera Corp.*	4,330	46,981
InterDigital, Inc.	1,068	89,765
Ixia*	1,977	38,749
KVH Industries, Inc.*	465	4,673
Lumentum Holdings, Inc.*	1,557	71,466
NETGEAR, Inc.*	998	54,690
NetScout Systems, Inc.*	2,761	102,019
Oclaro, Inc.*	3,447	29,299
Plantronics, Inc.	1,023	54,792
Quantenna Communications, Inc.*	209	4,376
ShoreTel, Inc.*	2,073	13,475
Silicom Ltd.	173	6,574
Sonus Networks, Inc.*	1,470	8,673
Ubiquiti Networks, Inc.*	800	39,312
ViaSat, Inc.*	1,594	109,731
Viavi Solutions, Inc.*	7,229	72,435
		1,138,261
Construction & Engineering - 0.4%
Aegion Corp.*	1,077	24,512
Ameresco, Inc., Class A*	655	3,308
Argan, Inc.	412	28,387
Comfort Systems USA, Inc.	1,143	43,605
Dycom Industries, Inc.*	942	77,414
EMCOR Group, Inc.	1,867	114,783
Granite Construction, Inc.	1,218	64,566
Great Lakes Dredge & Dock Corp.*	1,820	7,917
HC2 Holdings, Inc.*	1,029	5,659
IES Holdings, Inc.*	241	4,519
Layne Christensen Co.*	558	5,329
MasTec, Inc.*	2,040	80,070
MYR Group, Inc.*	461	17,292
NV5 Global, Inc.*	226	8,317
Orion Group Holdings, Inc.*	830	7,769
Primoris Services Corp.	1,240	30,826
Tutor Perini Corp.*	1,164	35,444
		559,717
Construction Materials - 0.1%
Forterra, Inc.*	574	11,382
Headwaters, Inc.*	2,242	51,566
Summit Materials, Inc., Class A*	3,299	78,813
United States Lime & Minerals, Inc.	61	4,646
US Concrete, Inc.*	441	27,783
		174,190
Consumer Finance - 0.3%
Encore Capital Group, Inc.*	734	24,442
Enova International, Inc.*	817	11,724
EZCORP, Inc., Class A*	1,560	13,728
FirstCash, Inc.	1,466	65,017
Green Dot Corp., Class A*	1,315	38,543
LendingClub Corp.*	10,135	54,121
Nelnet, Inc., Class A	623	27,904
PRA Group, Inc.*	1,420	57,936
Regional Management Corp.*	326	6,843

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
World Acceptance Corp.*	186	9,754
		310,012
Containers & Packaging - 0.1%
Greif, Inc., Class A	789	44,997
Greif, Inc., Class B	176	12,258
Multi Packaging Solutions International Ltd.*	653	11,637
Myers Industries, Inc.	669	9,399
UFP Technologies, Inc.*	197	4,728
		83,019
Distributors - 0.0%(b)
Core-Mark Holding Co., Inc.	1,408	45,788
Weyco Group, Inc.	201	5,504
		51,292
Diversified Consumer Services - 0.4%
American Public Education, Inc.*	477	11,520
Ascent Capital Group, Inc., Class A*	314	5,040
Bridgepoint Education, Inc.*	550	5,131
Bright Horizons Family Solutions, Inc.*	1,353	93,506
Cambium Learning Group, Inc.*	413	2,011
Capella Education Co.	349	26,559
Career Education Corp.*	2,060	17,160
Carriage Services, Inc.	455	11,725
Chegg, Inc.*	2,480	19,592
Collectors Universe, Inc.	230	5,382
DeVry Education Group, Inc.	1,928	61,985
Grand Canyon Education, Inc.*	1,386	85,073
Houghton Mifflin Harcourt Co.*	3,822	42,233
K12, Inc.*	1,042	18,610
Liberty Tax, Inc.	210	3,140
Regis Corp.*	1,145	14,095
Sotheby’s*	1,518	68,507
Strayer Education, Inc.*	325	25,201
Weight Watchers International, Inc.*	855	12,303
		528,773
Diversified Financial Services - 0.0%(b)
FNFV Group*	2,027	25,236
Marlin Business Services Corp.	255	6,069
NewStar Financial, Inc.	701	6,982
On Deck Capital, Inc.*	1,478	7,893
PICO Holdings, Inc.*	674	9,234
Tiptree, Inc.	704	4,470
		59,884
Diversified Telecommunication Services - 0.3%
ATN International, Inc.	325	22,227
Cincinnati Bell, Inc.*	1,297	25,032
Cogent Communications Holdings, Inc.	1,281	53,097
Consolidated Communications Holdings, Inc.	1,531	34,524
FairPoint Communications, Inc.*	654	10,366
General Communication, Inc., Class A*	829	16,704
Globalstar, Inc.*	12,270	16,810
Hawaiian Telcom Holdco, Inc.*	186	4,486
IDT Corp., Class B	535	10,325
Intelsat SA*	974	4,851
Iridium Communications, Inc.*	2,541	22,107
Lumos Networks Corp.*	583	10,325
ORBCOMM, Inc.*	1,992	17,071
pdvWireless, Inc.*	301	7,751
Straight Path Communications, Inc., Class B*	295	10,054
Vonage Holdings Corp.*	5,888	35,446
Windstream Holdings, Inc.	5,609	41,896
		343,072
Electric Utilities - 0.5%
ALLETE, Inc.	1,530	102,831
El Paso Electric Co.	1,245	60,818
Genie Energy Ltd., Class B*	397	2,164
IDACORP, Inc.	1,558	129,205
MGE Energy, Inc.	1,078	68,938
Otter Tail Corp.	1,170	43,992
PNM Resources, Inc.	2,465	89,480
Portland General Electric Co.	2,759	125,065
Spark Energy, Inc., Class A	151	4,077
		626,570
Electrical Equipment - 0.3%
Allied Motion Technologies, Inc.	191	4,613
American Superconductor Corp.*	361	2,206
Atkore International Group, Inc.*	374	9,806
AZZ, Inc.	798	46,803
Babcock & Wilcox Enterprises, Inc.*	1,409	23,248
Encore Wire Corp.	623	29,592
Energous Corp.*	457	7,010
EnerSys	1,343	103,048
FuelCell Energy, Inc.*	1,100	1,705
Generac Holdings, Inc.*	2,014	78,627
General Cable Corp.	1,494	24,950
LSI Industries, Inc.	733	7,242
Plug Power, Inc.*	5,892	6,363
Powell Industries, Inc.	268	8,748
Power Solutions International, Inc.*	148	784
Preformed Line Products Co.	77	3,544
Sunrun, Inc.*	1,949	11,090
Thermon Group Holdings, Inc.*	985	19,858
TPI Composites, Inc.*	185	3,228
Vicor Corp.*	508	8,255
		400,720
Electronic Equipment, Instruments & Components - 1.4%
Agilysys, Inc.*	466	4,241
Anixter International, Inc.*	894	74,470
AVX Corp.	1,434	22,256
Badger Meter, Inc.	865	31,659
Belden, Inc.	1,292	91,280
Benchmark Electronics, Inc.*	1,525	47,428
Coherent, Inc.*	746	136,205
Control4 Corp.*	619	9,242
CTS Corp.	965	21,133
Daktronics, Inc.	1,130	10,588
Electro Scientific Industries, Inc.*	847	5,658
ePlus, Inc.*	195	24,755
Fabrinet*	1,074	44,625
FARO Technologies, Inc.*	511	17,629
II-VI, Inc.*	1,834	65,290
Insight Enterprises, Inc.*	1,130	47,867
InvenSense, Inc.*	2,519	31,110
Itron, Inc.*	1,031	66,706
Kimball Electronics, Inc.*	865	13,926
Knowles Corp.*	2,721	51,509
Littelfuse, Inc.	682	110,109
Maxwell Technologies, Inc.*	970	4,928
Mesa Laboratories, Inc.	92	11,502
Methode Electronics, Inc.	1,124	46,646
MTS Systems Corp.	516	28,354
Novanta, Inc.*	974	23,668
OSI Systems, Inc.*	540	40,727
Park Electrochemical Corp.	595	11,376
PC Connection, Inc.	350	9,366
Plexus Corp.*	1,028	57,640
Radisys Corp.*	1,097	4,191
Rogers Corp.*	555	45,793
Sanmina Corp.*	2,264	88,296
ScanSource, Inc.*	774	31,153
SYNNEX Corp.	901	105,345

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Systemax, Inc.	354	2,797
Tech Data Corp.*	1,079	93,873
TTM Technologies, Inc.*	2,233	36,085
Universal Display Corp.*	1,278	108,438
Vishay Intertechnology, Inc.	4,204	66,633
Vishay Precision Group, Inc.*	373	6,005
		1,750,502
Energy Equipment & Services - 0.5%
Archrock, Inc.	2,144	29,266
Atwood Oceanics, Inc.*	2,331	24,499
Bristow Group, Inc.	1,035	16,260
CARBO Ceramics, Inc.*	688	8,827
Dawson Geophysical Co.*	621	4,794
Era Group, Inc.*	602	8,296
Exterran Corp.*	976	29,709
Fairmount Santrol Holdings, Inc.*	2,800	26,544
Forum Energy Technologies, Inc.*	1,850	40,145
Geospace Technologies Corp.*	402	6,637
Helix Energy Solutions Group, Inc.*	4,263	35,212
Hornbeck Offshore Services, Inc.*	1,002	4,499
Independence Contract Drilling, Inc.*	924	5,498
Mammoth Energy Services, Inc.*	242	5,203
Matrix Service Co.*	819	13,268
McDermott International, Inc.*	7,449	54,825
Natural Gas Services Group, Inc.*	380	9,899
Newpark Resources, Inc.*	2,555	19,673
Oil States International, Inc.*	1,578	58,070
Parker Drilling Co.*	3,723	7,074
PHI, Inc. (Non-Voting)*	362	5,245
Pioneer Energy Services Corp.*	2,296	12,054
RigNet, Inc.*	389	6,866
SEACOR Holdings, Inc.*	491	33,805
Seadrill Ltd.*	11,650	20,387
Smart Sand, Inc.*	365	6,267
Tesco Corp.*	1,424	11,890
TETRA Technologies, Inc.*	3,499	15,711
Tidewater, Inc.*	1,458	1,983
Unit Corp.*	1,559	42,311
US Silica Holdings, Inc.	2,294	116,008
Willbros Group, Inc.*	1,332	3,996
		684,721
Equity Real Estate Investment Trusts (REITs) - 3.5%
Acadia Realty Trust	2,463	78,890
Agree Realty Corp.	776	38,513
Alexander’s, Inc.	66	28,852
American Assets Trust, Inc.	1,205	53,020
Armada Hoffler Properties, Inc.	1,083	15,108
Ashford Hospitality Prime, Inc.	713	9,305
Ashford Hospitality Trust, Inc.	2,409	15,827
Bluerock Residential Growth REIT, Inc.	697	8,699
CareTrust REIT, Inc.	1,973	31,134
CatchMark Timber Trust, Inc., Class A	1,197	12,928
CBL & Associates Properties, Inc.	5,202	52,176
Cedar Realty Trust, Inc.	2,543	14,927
Chatham Lodging Trust	1,156	23,155
Chesapeake Lodging Trust	1,832	44,261
City Office REIT, Inc.	823	10,724
Colony NorthStar, Inc., Class A*	1	12
Colony Starwood Homes	2,004	65,932
Community Healthcare Trust, Inc.	388	9,230
CorEnergy Infrastructure Trust, Inc.	368	13,134
CoreSite Realty Corp.	1,033	93,042
Cousins Properties, Inc.	10,431	89,183
DiamondRock Hospitality Co.	6,188	67,264
DuPont Fabros Technology, Inc.	2,299	118,375
Easterly Government Properties, Inc.	1,002	20,711
EastGroup Properties, Inc.	974	72,407
Education Realty Trust, Inc.	2,265	95,470
Farmland Partners, Inc.	808	9,227
FelCor Lodging Trust, Inc.	4,202	30,464
First Industrial Realty Trust, Inc.	3,580	96,302
First Potomac Realty Trust	1,787	17,852
Four Corners Property Trust, Inc.	1,862	41,299
Franklin Street Properties Corp.	3,219	39,883
GEO Group, Inc. (The)	2,288	108,932
Getty Realty Corp.	807	21,297
Gladstone Commercial Corp.	749	15,587
Global Medical REIT, Inc.	468	3,931
Global Net Lease, Inc.	6,190	50,758
Government Properties Income Trust	2,161	44,538
Gramercy Property Trust	4,340	121,346
Healthcare Realty Trust, Inc.	3,518	112,435
Hersha Hospitality Trust	1,276	24,895
Hudson Pacific Properties, Inc.	3,531	129,164
Independence Realty Trust, Inc.	1,807	16,606
InfraREIT, Inc.	1,227	20,430
Investors Real Estate Trust	3,733	24,264
iStar, Inc.*	2,113	25,440
Kite Realty Group Trust	2,548	57,712
LaSalle Hotel Properties	3,289	95,052
Lexington Realty Trust	7,086	79,080
LTC Properties, Inc.	1,161	56,007
Mack-Cali Realty Corp.	2,751	80,192
MedEquities Realty Trust, Inc.	638	6,961
Medical Properties Trust, Inc.	9,076	121,800
Monmouth Real Estate Investment Corp.	2,057	30,032
Monogram Residential Trust, Inc.	5,191	53,415
National Health Investors, Inc.	1,148	86,927
National Storage Affiliates Trust	1,292	31,292
New Senior Investment Group, Inc.	2,352	24,931
NexPoint Residential Trust, Inc.	553	13,189
NorthStar Realty Europe Corp.	1,697	20,602
One Liberty Properties, Inc.	407	10,000
Parkway, Inc.*	1,304	27,358
Pebblebrook Hotel Trust	2,204	63,365
Pennsylvania REIT	2,105	34,732
Physicians Realty Trust	4,165	82,967
Potlatch Corp.	1,252	55,401
Preferred Apartment Communities, Inc., Class A	744	10,163
PS Business Parks, Inc.	607	70,539
QTS Realty Trust, Inc., Class A	1,443	75,902
RAIT Financial Trust	2,829	9,505
Ramco-Gershenson Properties Trust	2,427	38,007
Retail Opportunity Investments Corp.	3,315	72,930
Rexford Industrial Realty, Inc.	2,022	46,466
RLJ Lodging Trust	3,758	85,532
Ryman Hospitality Properties, Inc.	1,339	86,325
Sabra Health Care REIT, Inc.	1,991	54,155
Saul Centers, Inc.	296	18,956
Select Income REIT	1,954	50,804
Seritage Growth Properties, Class A	769	35,743
Silver Bay Realty Trust Corp.	1,024	22,047
STAG Industrial, Inc.	2,549	65,841
Summit Hotel Properties, Inc.	2,667	41,045
Sunstone Hotel Investors, Inc.	6,700	98,825
Terreno Realty Corp.	1,392	38,558
Tier REIT, Inc.	1,472	26,614
UMH Properties, Inc.	791	11,746
Universal Health Realty Income Trust	383	24,581
Urban Edge Properties	2,766	76,701
Urstadt Biddle Properties, Inc., Class A	902	20,097
Washington Prime Group, Inc.	5,726	53,080
Washington REIT	2,263	74,023

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Whitestone REIT	861	12,192
Xenia Hotels & Resorts, Inc.	3,188	56,013
		4,344,334
Food & Staples Retailing - 0.3%
Andersons, Inc. (The)	828	32,747
Chefs’ Warehouse, Inc. (The)*	596	8,344
Ingles Markets, Inc., Class A	431	20,192
Natural Grocers by Vitamin Cottage, Inc.*	280	3,380
Performance Food Group Co.*	1,154	27,235
PriceSmart, Inc.	617	54,543
Smart & Final Stores, Inc.*	712	9,932
SpartanNash Co.	1,138	39,716
SUPERVALU, Inc.*	8,194	30,973
United Natural Foods, Inc.*	1,529	65,824
Village Super Market, Inc., Class A	225	6,662
Weis Markets, Inc.	295	17,700
		317,248
Food Products - 0.6%
AdvancePierre Foods Holdings, Inc.	667	19,316
Alico, Inc.	98	2,509
Amplify Snack Brands, Inc.*	901	9,028
B&G Foods, Inc.	2,026	86,105
Calavo Growers, Inc.	477	26,903
Cal-Maine Foods, Inc.	953	36,166
Darling Ingredients, Inc.*	5,062	65,857
Dean Foods Co.	2,823	51,492
Farmer Brothers Co.*	249	8,136
Fresh Del Monte Produce, Inc.	996	57,638
Freshpet, Inc.*	688	6,949
Inventure Foods, Inc.*	584	3,259
J&J Snack Foods Corp.	463	61,949
John B Sanfilippo & Son, Inc.	262	16,087
Lancaster Colony Corp.	579	76,312
Landec Corp.*	824	10,382
Lifeway Foods, Inc.*	144	1,513
Limoneira Co.	361	6,632
Omega Protein Corp.	674	17,153
Sanderson Farms, Inc.	616	58,545
Seaboard Corp.	8	29,060
Seneca Foods Corp., Class A*	202	7,585
Snyder’s-Lance, Inc.	2,481	98,198
Tootsie Roll Industries, Inc.	530	20,749
		777,523
Gas Utilities - 0.6%
Chesapeake Utilities Corp.	481	33,165
Delta Natural Gas Co., Inc.	210	6,397
New Jersey Resources Corp.	2,645	104,213
Northwest Natural Gas Co.	837	50,304
ONE Gas, Inc.	1,606	105,273
South Jersey Industries, Inc.	2,461	86,184
Southwest Gas Holdings, Inc.	1,459	124,788
Spire, Inc.	1,378	90,810
WGL Holdings, Inc.	1,556	129,911
		731,045
Health Care Equipment & Supplies - 1.5%
Abaxis, Inc.	676	33,699
Accuray, Inc.*	2,456	12,648
Analogic Corp.	384	31,622
AngioDynamics, Inc.*	831	13,587
Anika Therapeutics, Inc.*	434	20,307
AtriCure, Inc.*	968	17,666
Atrion Corp.	42	20,498
Avinger, Inc.*	605	1,543
AxoGen, Inc.*	811	8,475
Cantel Medical Corp.	1,104	90,649
Cardiovascular Systems, Inc.*	982	27,889
Cerus Corp.*	3,120	13,073
ConforMIS, Inc.*	1,102	5,543
CONMED Corp.	850	35,377
Corindus Vascular Robotics, Inc.*	1,693	1,354
CryoLife, Inc.*	971	15,536
Cutera, Inc.*	361	7,364
Cynosure, Inc., Class A*	731	48,233
Endologix, Inc.*	2,497	16,505
Entellus Medical, Inc.*	260	3,619
Exactech, Inc.*	321	7,800
GenMark Diagnostics, Inc.*	1,341	15,180
Glaukos Corp.*	515	23,433
Globus Medical, Inc., Class A*	2,159	60,042
Haemonetics Corp.*	1,577	58,869
Halyard Health, Inc.*	1,442	56,325
ICU Medical, Inc.*	453	68,131
Inogen, Inc.*	503	34,516
Insulet Corp.*	1,777	77,406
Integer Holdings Corp.*	942	34,053
Integra LifeSciences Holdings Corp.*	1,863	79,625
Invacare Corp.	977	11,822
InVivo Therapeutics Holdings Corp.*	992	4,166
iRadimed Corp.*	125	1,044
iRhythm Technologies, Inc.*	221	8,513
IRIDEX Corp.*	261	4,134
K2M Group Holdings, Inc.*	793	15,900
LeMaitre Vascular, Inc.	416	9,210
Masimo Corp.*	1,259	113,763
Meridian Bioscience, Inc.	1,285	16,512
Merit Medical Systems, Inc.*	1,326	40,841
Natus Medical, Inc.*	1,002	37,099
Neogen Corp.*	1,122	72,773
Nevro Corp.*	740	71,033
Novocure Ltd.*	1,560	11,856
NuVasive, Inc.*	1,527	114,159
NxStage Medical, Inc.*	1,962	56,035
Obalon Therapeutics, Inc.*	149	1,389
OraSure Technologies, Inc.*	1,670	18,721
Orthofix International NV*	539	19,248
Oxford Immunotec Global plc*	684	9,241
Penumbra, Inc.*	784	60,211
Quidel Corp.*	828	17,388
Rockwell Medical, Inc.*	1,476	8,767
RTI Surgical, Inc.*	1,770	6,638
Second Sight Medical Products, Inc.*	438	731
Senseonics Holdings, Inc.*	857	2,014
Spectranetics Corp. (The)*	1,317	36,646
STAAR Surgical Co.*	1,233	12,268
Surmodics, Inc.*	399	9,875
Tactile Systems Technology, Inc.*	128	2,589
Tandem Diabetes Care, Inc.*	573	1,375
TransEnterix, Inc.*	2,144	2,809
Utah Medical Products, Inc.	106	6,561
ViewRay, Inc.*	205	1,076
Wright Medical Group NV*	3,179	88,631
Zeltiq Aesthetics, Inc.*	1,092	60,453
		1,896,058
Health Care Providers & Services - 0.9%
AAC Holdings, Inc.*	305	2,797
Aceto Corp.	896	13,745
Addus HomeCare Corp.*	228	7,341
Adeptus Health, Inc., Class A*	426	2,875
Air Methods Corp.*	1,040	39,364
Almost Family, Inc.*	341	16,931
Amedisys, Inc.*	862	41,566
American Renal Associates Holdings, Inc.*	269	6,079
AMN Healthcare Services, Inc.*	1,458	59,997
BioScrip, Inc.*	3,465	5,232
BioTelemetry, Inc.*	831	21,149

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Capital Senior Living Corp.*	867	14,565
Chemed Corp.	498	88,918
Civitas Solutions, Inc.*	465	8,602
Community Health Systems, Inc.*	3,401	33,160
CorVel Corp.*	305	12,322
Cross Country Healthcare, Inc.*	987	15,269
Diplomat Pharmacy, Inc.*	1,409	19,092
Ensign Group, Inc. (The)	1,471	27,714
Fulgent Genetics, Inc.*	119	1,351
Genesis Healthcare, Inc.*	1,153	3,713
HealthEquity, Inc.*	1,329	58,077
HealthSouth Corp.	2,734	115,703
Kindred Healthcare, Inc.	2,596	23,364
Landauer, Inc.	294	15,361
LHC Group, Inc.*	462	22,185
Magellan Health, Inc.*	719	49,719
Molina Healthcare, Inc.*	1,333	64,664
National HealthCare Corp.	345	25,744
National Research Corp., Class A	258	4,812
Nobilis Health Corp.*	1,709	3,760
Owens & Minor, Inc.	1,924	69,418
PharMerica Corp.*	910	22,386
Providence Service Corp. (The)*	399	16,207
Quorum Health Corp.*	914	7,815
RadNet, Inc.*	1,144	6,807
Select Medical Holdings Corp.*	3,289	47,362
Surgery Partners, Inc.*	573	12,892
Surgical Care Affiliates, Inc.*	827	46,907
Teladoc, Inc.*	739	16,295
Tivity Health, Inc.*	982	28,380
Triple-S Management Corp., Class B*	718	13,405
U.S. Physical Therapy, Inc.	373	28,217
Universal American Corp.*	1,277	12,706
		1,153,968
Health Care Technology - 0.2%
Castlight Health, Inc., Class B*	1,243	4,413
Computer Programs & Systems, Inc.	345	9,281
Cotiviti Holdings, Inc.*	390	14,617
Evolent Health, Inc., Class A*	493	9,712
HealthStream, Inc.*	793	19,405
HMS Holdings Corp.*	2,597	48,382
Medidata Solutions, Inc.*	1,694	94,729
NantHealth, Inc.*	204	1,544
Omnicell, Inc.*	1,097	41,713
Quality Systems, Inc.*	1,574	24,019
Tabula Rasa HealthCare, Inc.*	154	2,182
Vocera Communications, Inc.*	762	15,766
		285,763
Hotels, Restaurants & Leisure - 1.4%
Belmond Ltd., Class A*	2,579	33,398
Biglari Holdings, Inc.*	32	13,742
BJ’s Restaurants, Inc.*	719	26,136
Bloomin’ Brands, Inc.	3,211	54,876
Bob Evans Farms, Inc.	612	34,719
Bojangles’, Inc.*	302	6,357
Boyd Gaming Corp.*	2,543	50,021
Buffalo Wild Wings, Inc.*	583	90,365
Caesars Acquisition Co., Class A*	1,468	21,506
Caesars Entertainment Corp.*	1,738	16,424
Carrols Restaurant Group, Inc.*	1,058	16,716
Century Casinos, Inc.*	657	4,494
Cheesecake Factory, Inc. (The)	1,400	85,470
Churchill Downs, Inc.	416	62,525
Chuy’s Holdings, Inc.*	504	14,364
ClubCorp Holdings, Inc.	1,983	33,909
Cracker Barrel Old Country Store, Inc.	592	95,306
Dave & Buster’s Entertainment, Inc.*	1,168	66,798
Del Frisco’s Restaurant Group, Inc.*	729	11,591
Del Taco Restaurants, Inc.*	713	8,848
Denny’s Corp.*	2,336	29,340
DineEquity, Inc.	539	32,243
El Pollo Loco Holdings, Inc.*	625	7,812
Eldorado Resorts, Inc.*	883	14,393
Empire Resorts, Inc.*	103	2,395
Fiesta Restaurant Group, Inc.*	820	16,277
Fogo De Chao, Inc.*	153	2,142
Golden Entertainment, Inc.	317	3,756
Habit Restaurants, Inc. (The), Class A*	415	5,582
ILG, Inc.	3,487	65,834
International Speedway Corp., Class A	812	30,125
Intrawest Resorts Holdings, Inc.*	496	11,686
Isle of Capri Casinos, Inc.*	771	18,728
J Alexander’s Holdings, Inc.*	411	3,822
Jack in the Box, Inc.	1,006	94,272
Jamba, Inc.*	392	3,806
Kona Grill, Inc.*	240	1,524
La Quinta Holdings, Inc.*	2,614	36,230
Lindblad Expeditions Holdings, Inc.*	453	4,063
Luby’s, Inc.*	599	2,025
Marcus Corp. (The)	573	17,878
Marriott Vacations Worldwide Corp.	690	64,812
Monarch Casino & Resort, Inc.*	327	8,332
Nathan’s Famous, Inc.*	94	5,828
Noodles & Co.*	340	1,292
Papa John’s International, Inc.	838	66,135
Penn National Gaming, Inc.*	2,297	33,238
Pinnacle Entertainment, Inc.*	1,677	29,113
Planet Fitness, Inc., Class A	805	17,315
Popeyes Louisiana Kitchen, Inc.*	632	49,934
Potbelly Corp.*	734	9,579
Red Lion Hotels Corp.*	486	3,621
Red Robin Gourmet Burgers, Inc.*	397	18,123
Red Rock Resorts, Inc., Class A	926	20,344
Ruby Tuesday, Inc.*	1,831	3,479
Ruth’s Hospitality Group, Inc.	927	15,620
Scientific Games Corp., Class A*	1,600	33,040
SeaWorld Entertainment, Inc.	2,061	39,715
Shake Shack, Inc., Class A*	484	17,342
Sonic Corp.	1,367	34,558
Speedway Motorsports, Inc.	362	7,718
Texas Roadhouse, Inc.	2,042	86,377
Wingstop, Inc.	485	12,755
Zoe’s Kitchen, Inc.*	589	10,555
		1,740,323
Household Durables - 0.6%
AV Homes, Inc.*	377	6,221
Bassett Furniture Industries, Inc.	317	8,670
Beazer Homes USA, Inc.*	970	11,834
Cavco Industries, Inc.*	261	31,124
Century Communities, Inc.*	469	10,717
CSS Industries, Inc.	264	6,489
Ethan Allen Interiors, Inc.	761	21,879
Flexsteel Industries, Inc.	200	10,056
GoPro, Inc., Class A*	3,113	29,262
Green Brick Partners, Inc.*	715	6,757
Helen of Troy Ltd.*	863	84,315
Hooker Furniture Corp.	350	11,550
Hovnanian Enterprises, Inc., Class A*	3,755	8,899
Installed Building Products, Inc.*	620	29,171
iRobot Corp.*	827	47,205
KB Home	2,571	45,635
La-Z-Boy, Inc.	1,513	40,851
LGI Homes, Inc.*	476	13,809
Libbey, Inc.	676	9,464
Lifetime Brands, Inc.	340	4,930

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
M/I Homes, Inc.*	729	17,204
MDC Holdings, Inc.	1,277	37,268
Meritage Homes Corp.*	1,178	41,878
NACCO Industries, Inc., Class A	120	7,740
New Home Co., Inc. (The)*	391	4,086
Taylor Morrison Home Corp., Class A*	1,233	24,820
TopBuild Corp.*	1,187	49,830
TRI Pointe Group, Inc.*	4,589	54,793
UCP, Inc., Class A*	249	2,702
Universal Electronics, Inc.*	436	29,953
William Lyon Homes, Class A*	737	13,583
ZAGG, Inc.*	850	5,143
		727,838
Household Products - 0.1%
Central Garden & Pet Co.*	312	10,530
Central Garden & Pet Co., Class A*	1,030	32,908
HRG Group, Inc.*	3,656	67,197
Oil-Dri Corp. of America	154	5,433
Orchids Paper Products Co.	278	7,926
WD-40 Co.	434	47,697
		171,691
Independent Power and Renewable Electricity Producers - 0.2%
Atlantic Power Corp.*	3,559	8,364
Atlantica Yield plc	1,814	39,473
Dynegy, Inc.*	3,601	28,952
NRG Yield, Inc., Class A	1,077	18,104
NRG Yield, Inc., Class C	1,955	34,017
Ormat Technologies, Inc.	1,198	66,046
Pattern Energy Group, Inc.	2,044	42,495
TerraForm Global, Inc., Class A*	2,815	12,245
TerraForm Power, Inc., Class A*	2,695	31,019
Vivint Solar, Inc.*	700	2,415
		283,130
Industrial Conglomerates - 0.0%(b)
Raven Industries, Inc.	1,118	33,037

Insurance - 1.2%
Ambac Financial Group, Inc.*	1,388	30,675
American Equity Investment Life Holding Co.	2,641	71,069
AMERISAFE, Inc.	584	37,551
Argo Group International Holdings Ltd.	888	59,452
Atlas Financial Holdings, Inc.*	327	4,414
Baldwin & Lyons, Inc., Class B	278	6,616
Blue Capital Reinsurance Holdings Ltd.	182	3,585
Citizens, Inc.*	1,431	13,051
CNO Financial Group, Inc.	5,522	115,465
Crawford & Co., Class B	369	3,993
Donegal Group, Inc., Class A	256	4,252
eHealth, Inc.*	556	6,094
EMC Insurance Group, Inc.	257	7,145
Employers Holdings, Inc.	989	37,186
Enstar Group Ltd.*	351	68,006
FBL Financial Group, Inc., Class A	303	20,710
Federated National Holding Co.	387	7,744
Fidelity & Guaranty Life	367	9,762
Genworth Financial, Inc., Class A*	15,510	63,436
Global Indemnity Ltd.*	259	10,277
Greenlight Capital Re Ltd., Class A*	905	20,181
Hallmark Financial Services, Inc.*	429	4,728
HCI Group, Inc.	266	13,114
Heritage Insurance Holdings, Inc.	819	12,088
Horace Mann Educators Corp.	1,249	52,333
Independence Holding Co.	219	3,975
Infinity Property & Casualty Corp.	333	31,385
Investors Title Co.	44	6,059
James River Group Holdings Ltd.	440	18,929
Kemper Corp.	1,222	51,874
Kinsale Capital Group, Inc.	206	6,046
Maiden Holdings Ltd.	2,120	32,754
MBIA, Inc.*	4,054	41,837
National General Holdings Corp.	1,492	36,315
National Western Life Group, Inc., Class A	69	21,932
Navigators Group, Inc. (The)	692	38,095
OneBeacon Insurance Group Ltd., Class A	614	10,020
Patriot National, Inc.*	335	1,538
Primerica, Inc.	1,449	117,007
RLI Corp.	1,172	68,503
Safety Insurance Group, Inc.	443	31,453
Selective Insurance Group, Inc.	1,752	77,614
State Auto Financial Corp.	476	12,771
State National Cos., Inc.	940	13,132
Stewart Information Services Corp.	704	31,265
Third Point Reinsurance Ltd.*	2,036	25,246
Trupanion, Inc.*	443	6,889
United Fire Group, Inc.	666	28,118
United Insurance Holdings Corp.	529	8,951
Universal Insurance Holdings, Inc.	1,008	27,166
WMIH Corp.*	6,256	8,446
		1,440,247
Internet & Direct Marketing Retail - 0.2%
1-800-Flowers.com, Inc., Class A*	802	8,020
Duluth Holdings, Inc., Class B*	296	6,243
Etsy, Inc.*	3,235	39,208
FTD Cos., Inc.*	537	12,974
Gaia, Inc.*	211	1,804
HSN, Inc.	964	36,343
Lands’ End, Inc.*	460	8,533
Liberty TripAdvisor Holdings, Inc., Class A*	2,237	30,088
Nutrisystem, Inc.	897	41,710
Overstock.com, Inc.*	407	7,509
PetMed Express, Inc.	611	12,868
Shutterfly, Inc.*	1,065	48,330
Wayfair, Inc., Class A*	972	36,751
		290,381
Internet Software & Services - 1.0%
2U, Inc.*	1,130	41,302
Alarm.com Holdings, Inc.*	318	9,076
Amber Road, Inc.*	546	4,117
Angie’s List, Inc.*	1,225	6,529
Appfolio, Inc., Class A*	234	5,815
Apptio, Inc., Class A*	215	2,793
Autobytel, Inc.*	269	3,362
Bankrate, Inc.*	1,461	15,925
Bazaarvoice, Inc.*	2,530	11,258
Benefitfocus, Inc.*	397	10,540
Blucora, Inc.*	1,208	18,845
Box, Inc., Class A*	1,504	26,500
Brightcove, Inc.*	923	7,753
Carbonite, Inc.*	548	10,659
Care.com, Inc.*	433	4,417
ChannelAdvisor Corp.*	715	7,686
Cimpress NV*	773	62,002
Cornerstone OnDemand, Inc.*	1,551	64,785
Coupa Software, Inc.*	265	7,009
DHI Group, Inc.*	1,546	7,653
Endurance International Group Holdings, Inc.*	1,849	15,716
Envestnet, Inc.*	1,276	49,317
Five9, Inc.*	1,018	16,196
Global Sources Ltd.*	253	2,214

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Gogo, Inc.*	1,734	18,380
GrubHub, Inc.*	2,489	87,264
GTT Communications, Inc.*	813	22,683
Hortonworks, Inc.*	1,308	13,002
Instructure, Inc.*	324	7,420
j2 Global, Inc.	1,451	118,140
Limelight Networks, Inc.*	2,186	4,919
Liquidity Services, Inc.*	768	6,259
LivePerson, Inc.*	1,642	11,576
LogMeIn, Inc.	1,604	147,167
Marchex, Inc., Class B*	1,029	2,747
MeetMe, Inc.*	1,272	6,144
MINDBODY, Inc., Class A*	444	11,788
New Relic, Inc.*	677	23,817
NIC, Inc.	1,956	41,272
Numerex Corp., Class A*	426	2,126
Q2 Holdings, Inc.*	788	28,329
QuinStreet, Inc.*	1,128	3,643
Quotient Technology, Inc.*	1,975	23,502
RealNetworks, Inc.*	724	3,548
Reis, Inc.	269	5,192
RetailMeNot, Inc.*	1,188	10,633
Rightside Group Ltd.*	358	3,004
Shutterstock, Inc.*	584	25,468
SPS Commerce, Inc.*	510	28,218
Stamps.com, Inc.*	499	62,924
TechTarget, Inc.*	486	4,447
Trade Desk, Inc. (The), Class A*	167	7,049
TrueCar, Inc.*	1,674	23,536
Web.com Group, Inc.*	1,310	25,218
WebMD Health Corp.*	1,150	59,685
Xactly Corp.*	703	8,717
XO Group, Inc.*	783	14,431
		1,273,717
IT Services - 0.9%
Acxiom Corp.*	2,390	68,163
ALJ Regional Holdings, Inc.*	570	2,183
Blackhawk Network Holdings, Inc.*	1,693	61,710
CACI International, Inc., Class A*	750	94,050
Cardtronics plc, Class A*	1,389	61,227
Cass Information Systems, Inc.	338	22,027
Convergys Corp.	2,741	59,973
CSG Systems International, Inc.	988	38,937
EPAM Systems, Inc.*	1,486	109,414
EVERTEC, Inc.	1,958	32,992
ExlService Holdings, Inc.*	1,003	44,794
Forrester Research, Inc.	306	11,169
Hackett Group, Inc. (The)	692	13,951
Information Services Group, Inc.*	957	3,034
ManTech International Corp., Class A	762	27,904
MAXIMUS, Inc.	1,978	118,027
MoneyGram International, Inc.*	912	11,637
NCI, Inc., Class A*	186	2,753
NeuStar, Inc., Class A*	1,669	55,327
Perficient, Inc.*	1,087	19,751
PFSweb, Inc.*	452	3,169
Planet Payment, Inc.*	1,304	5,333
Science Applications International Corp.	1,304	113,409
ServiceSource International, Inc.*	1,880	7,407
Sykes Enterprises, Inc.*	1,192	32,446
Syntel, Inc.	995	17,602
TeleTech Holdings, Inc.	506	15,332
Travelport Worldwide Ltd.	3,561	45,225
Unisys Corp.*	1,548	21,517
Virtusa Corp.*	852	26,421
		1,146,884
Leisure Products - 0.1%
Acushnet Holdings Corp.*	693	12,135
American Outdoor Brands Corp.*	1,689	32,834
Arctic Cat, Inc.*	404	7,474
Callaway Golf Co.	2,905	29,370
Escalade, Inc.	325	4,225
JAKKS Pacific, Inc.*	472	2,478
Johnson Outdoors, Inc., Class A	151	5,297
Malibu Boats, Inc., Class A*	556	11,431
Marine Products Corp.	302	3,207
MCBC Holdings, Inc.	237	3,479
Nautilus, Inc.*	945	15,215
Sturm Ruger & Co., Inc.	572	28,514
		155,659
Life Sciences Tools & Services - 0.3%
Accelerate Diagnostics, Inc.*	710	18,105
Albany Molecular Research, Inc.*	801	11,991
Cambrex Corp.*	982	55,336
ChromaDex Corp.*	882	2,434
Enzo Biochem, Inc.*	1,223	7,888
Fluidigm Corp.*	896	5,878
INC Research Holdings, Inc., Class A*	1,276	55,697
Luminex Corp.*	1,223	22,723
Medpace Holdings, Inc.*	251	7,267
NanoString Technologies, Inc.*	484	9,133
NeoGenomics, Inc.*	1,634	13,186
Pacific Biosciences of California, Inc.*	2,474	12,494
PAREXEL International Corp.*	1,618	104,668
PRA Health Sciences, Inc.*	745	43,963
		370,763
Machinery - 1.6%
Actuant Corp., Class A	1,811	48,082
Alamo Group, Inc.	291	21,869
Albany International Corp., Class A	882	39,999
Altra Industrial Motion Corp.	776	30,148
American Railcar Industries, Inc.	239	10,650
Astec Industries, Inc.	596	37,649
Barnes Group, Inc.	1,549	77,620
Blue Bird Corp.*	167	2,839
Briggs & Stratton Corp.	1,309	28,013
Chart Industries, Inc.*	942	33,526
CIRCOR International, Inc.	508	31,552
Columbus McKinnon Corp.	598	15,434
DMC Global, Inc.	432	6,458
Douglas Dynamics, Inc.	682	22,745
Energy Recovery, Inc.*	1,061	8,923
EnPro Industries, Inc.	665	43,411
ESCO Technologies, Inc.	783	42,439
ExOne Co. (The)*	336	3,333
Federal Signal Corp.	1,849	27,513
Franklin Electric Co., Inc.	1,419	59,456
FreightCar America, Inc.	373	5,114
Gencor Industries, Inc.*	239	3,406
Global Brass & Copper Holdings, Inc.	651	21,906
Gorman-Rupp Co. (The)	543	16,904
Graham Corp.	294	6,447
Greenbrier Cos., Inc. (The)	836	35,154
Hardinge, Inc.	360	3,769
Harsco Corp.*	2,483	35,010
Hillenbrand, Inc.	1,819	66,121
Hurco Cos., Inc.	196	5,390
Hyster-Yale Materials Handling, Inc.	290	17,658
John Bean Technologies Corp.	898	80,281
Joy Global, Inc.	3,038	85,641
Kadant, Inc.	330	20,427
Kennametal, Inc.	2,435	90,314
Lindsay Corp.	327	26,183
Lydall, Inc.*	512	25,958
Manitowoc Co., Inc. (The)*	3,919	23,828

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Meritor, Inc.*	2,535	41,447
Milacron Holdings Corp.*	448	8,136
Miller Industries, Inc.	339	8,475
Mueller Industries, Inc.	1,746	73,018
Mueller Water Products, Inc., Class A	4,803	59,509
Navistar International Corp.*	1,525	41,221
NN, Inc.	808	16,241
Omega Flex, Inc.	90	4,086
Proto Labs, Inc.*	760	41,496
RBC Bearings, Inc.*	699	65,217
Rexnord Corp.*	2,555	56,644
SPX Corp.*	1,281	33,793
SPX FLOW, Inc.*	1,088	36,992
Standex International Corp.	391	37,341
Sun Hydraulics Corp.	717	26,529
Supreme Industries, Inc., Class A	400	7,820
Tennant Co.	540	37,935
Titan International, Inc.	1,364	18,059
TriMas Corp.*	1,389	30,627
Wabash National Corp.*	1,988	42,046
Watts Water Technologies, Inc., Class A	857	54,805
Woodward, Inc.	1,632	114,974
		2,017,581
Marine - 0.1%
Costamare, Inc.	927	5,664
Matson, Inc.	1,333	45,229
Scorpio Bulkers, Inc.*	1,720	12,728
		63,621
Media - 0.7%
AMC Entertainment Holdings, Inc., Class A	1,652	51,790
Central European Media Enterprises Ltd., Class A*	2,356	6,715
Daily Journal Corp.*	34	7,099
Entercom Communications Corp., Class A	800	12,520
Entravision Communications Corp., Class A	2,004	10,721
Eros International plc*	912	10,488
EW Scripps Co. (The), Class A*	1,835	42,260
Gannett Co., Inc.	3,622	31,584
Global Eagle Entertainment, Inc.*	1,442	6,316
Gray Television, Inc.*	1,976	26,874
Hemisphere Media Group, Inc.*	165	1,914
IMAX Corp.*	1,815	58,715
Liberty Media Corp-Liberty Braves, Class A*	282	6,212
Liberty Media Corp-Liberty Braves, Class C*	970	21,330
Liberty Media Corp-Liberty Formula One, Class A*	705	21,228
Liberty Media Corp-Liberty Formula One, Class C*	1,423	43,686
Loral Space & Communications, Inc.*	397	16,237
MDC Partners, Inc., Class A	1,578	13,808
Meredith Corp.	1,156	72,481
MSG Networks, Inc., Class A*	1,834	39,981
National CineMedia, Inc.	1,896	24,326
New Media Investment Group, Inc.	1,397	21,556
New York Times Co. (The), Class A	3,835	55,224
Nexstar Media Group, Inc., Class A	1,338	92,274
Radio One, Inc., Class D*	761	2,093
Reading International, Inc., Class A*	518	8,257
Saga Communications, Inc., Class A	113	5,639
Salem Media Group, Inc.	341	2,438
Scholastic Corp.	833	37,535
Sinclair Broadcast Group, Inc., Class A	2,038	81,316
Time, Inc.	3,167	55,581
Townsquare Media, Inc., Class A*	266	2,891
tronc, Inc.*	822	12,001
World Wrestling Entertainment, Inc., Class A	1,114	23,372
		926,462
Metals & Mining - 0.7%
AK Steel Holding Corp.*	9,606	80,018
Allegheny Technologies, Inc.	3,345	64,258
Ampco-Pittsburgh Corp.	264	3,854
Carpenter Technology Corp.	1,425	57,798
Century Aluminum Co.*	1,537	21,649
Cliffs Natural Resources, Inc.*	8,679	92,518
Coeur Mining, Inc.*	5,546	47,640
Commercial Metals Co.	3,540	74,800
Ferroglobe plc	2,015	21,742
Gold Resource Corp.	1,541	7,982
Handy & Harman Ltd.*	90	2,147
Haynes International, Inc.	383	14,960
Hecla Mining Co.	11,761	65,626
Kaiser Aluminum Corp.	546	43,041
Materion Corp.	613	21,363
Olympic Steel, Inc.	282	6,819
Ryerson Holding Corp.*	388	4,210
Schnitzer Steel Industries, Inc., Class A	804	19,135
Stillwater Mining Co.*	3,767	64,265
SunCoke Energy, Inc.*	1,986	19,364
TimkenSteel Corp.*	1,215	25,418
Worthington Industries, Inc.	1,388	68,081
		826,688
Mortgage Real Estate Investment Trusts (REITs) - 0.5%
AG Mortgage Investment Trust, Inc.	866	15,467
Altisource Residential Corp.	1,612	21,633
Anworth Mortgage Asset Corp.	2,950	16,048
Apollo Commercial Real Estate Finance, Inc.	2,515	46,251
Ares Commercial Real Estate Corp.	828	11,195
ARMOUR Residential REIT, Inc.	1,132	25,459
Capstead Mortgage Corp.	2,943	31,137
CYS Investments, Inc.	4,670	37,453
Dynex Capital, Inc.	1,382	9,481
Great Ajax Corp.	459	6,031
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	1,369	27,093
Invesco Mortgage Capital, Inc.	3,469	53,943
Ladder Capital Corp.	1,340	19,343
MTGE Investment Corp.	1,418	23,468
New Residential Investment Corp.	9,191	155,052
New York Mortgage Trust, Inc.	3,390	21,459
Orchid Island Capital, Inc.	954	9,368
Owens Realty Mortgage, Inc.	309	5,160
PennyMac Mortgage Investment Trust	2,100	35,406
Redwood Trust, Inc.	2,350	38,469
Resource Capital Corp.	933	7,837
Western Asset Mortgage Capital Corp.	1,261	13,114
		629,867
Multiline Retail - 0.1%
Big Lots, Inc.	1,373	70,490
Fred’s, Inc., Class A	1,089	19,308
Ollie’s Bargain Outlet Holdings, Inc.*	623	19,531
Sears Holdings Corp.*	347	2,720
Tuesday Morning Corp.*	1,383	5,048
		117,097

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Multi-Utilities - 0.2%
Avista Corp.	1,952	77,826
Black Hills Corp.	1,591	103,224
NorthWestern Corp.	1,500	87,750
Unitil Corp.	428	19,089
		287,889
Oil, Gas & Consumable Fuels - 1.1%
Abraxas Petroleum Corp.*	4,507	9,555
Adams Resources & Energy, Inc.	65	2,633
Alon USA Energy, Inc.	972	11,820
Ardmore Shipping Corp.	869	5,953
Bill Barrett Corp.*	1,900	10,469
California Resources Corp.*	977	17,459
Callon Petroleum Co.*	5,730	72,313
Carrizo Oil & Gas, Inc.*	1,906	62,040
Clayton Williams Energy, Inc.*	184	24,904
Clean Energy Fuels Corp.*	2,941	7,205
Cobalt International Energy, Inc.*	12,573	8,927
Contango Oil & Gas Co.*	689	5,112
CVR Energy, Inc.	487	11,162
Delek US Holdings, Inc.	1,900	45,733
Denbury Resources, Inc.*	10,837	29,368
DHT Holdings, Inc.	2,828	13,094
Dorian LPG Ltd.*	747	7,037
Earthstone Energy, Inc.*	66	851
Eclipse Resources Corp.*	1,757	3,795
EP Energy Corp., Class A*	1,192	5,626
Erin Energy Corp.*	446	1,494
Evolution Petroleum Corp.	752	6,580
EXCO Resources, Inc.*	4,314	2,403
Frontline Ltd.	2,156	14,898
GasLog Ltd.	1,260	19,467
Gener8 Maritime, Inc.*	1,209	5,900
Golar LNG Ltd.	2,960	80,838
Green Plains, Inc.	1,115	27,931
International Seaways, Inc.*	492	9,225
Isramco, Inc.*	23	2,795
Jones Energy, Inc., Class A*	1,756	5,619
Matador Resources Co.*	2,729	65,687
Navios Maritime Acquisition Corp.	2,485	4,572
Nordic American Tankers Ltd.	3,040	24,138
Northern Oil and Gas, Inc.*	1,440	4,320
Oasis Petroleum, Inc.*	7,186	101,754
Overseas Shipholding Group, Inc., Class A	1,190	5,950
Pacific Ethanol, Inc.*	884	6,939
Panhandle Oil and Gas, Inc., Class A	472	9,298
Par Pacific Holdings, Inc.*	947	13,826
PDC Energy, Inc.*	1,725	116,593
Renewable Energy Group, Inc.*	1,180	10,502
REX American Resources Corp.*	174	14,480
Ring Energy, Inc.*	1,274	15,747
RSP Permian, Inc.*	3,028	119,576
Sanchez Energy Corp.*	2,076	23,874
Scorpio Tankers, Inc.	5,037	19,392
SemGroup Corp., Class A	2,039	71,671
Ship Finance International Ltd.	1,847	27,243
Synergy Resources Corp.*	5,728	46,798
Teekay Corp.	1,510	14,828
Teekay Tankers Ltd., Class A	3,590	8,401
W&T Offshore, Inc.*	1,095	2,748
Western Refining, Inc.	2,486	90,789
Westmoreland Coal Co.*	567	8,187
		1,359,519
Paper & Forest Products - 0.3%
Boise Cascade Co.*	1,203	32,601
Clearwater Paper Corp.*	523	29,079
Deltic Timber Corp.	327	24,303
KapStone Paper and Packaging Corp.	2,661	60,139
Louisiana-Pacific Corp.*	4,444	104,789
Neenah Paper, Inc.	511	37,431
PH Glatfelter Co.	1,340	29,614
Schweitzer-Mauduit International, Inc.	933	38,281
		356,237
Personal Products - 0.1%
Avon Products, Inc.*	13,575	59,730
elf Beauty, Inc.*	299	8,282
Inter Parfums, Inc.	538	18,615
Lifevantage Corp.*	423	2,343
Medifast, Inc.	322	14,438
Natural Health Trends Corp.	229	6,364
Nature’s Sunshine Products, Inc.	262	2,987
Nutraceutical International Corp.	254	8,560
Revlon, Inc., Class A*	362	12,163
Synutra International, Inc.*	650	3,738
USANA Health Sciences, Inc.*	320	18,576
		155,796
Pharmaceuticals - 0.8%
AcelRx Pharmaceuticals, Inc.*	1,090	3,324
Aclaris Therapeutics, Inc.*	348	10,868
Aerie Pharmaceuticals, Inc.*	888	42,047
Agile Therapeutics, Inc.*	409	908
Amphastar Pharmaceuticals, Inc.*	1,096	16,955
Ampio Pharmaceuticals, Inc.*	1,484	1,217
ANI Pharmaceuticals, Inc.*	244	14,413
Aratana Therapeutics, Inc.*	1,028	6,795
Axsome Therapeutics, Inc.*	342	1,556
Bio-Path Holdings, Inc.*	2,726	2,230
Catalent, Inc.*	3,070	88,109
Cempra, Inc.*	1,375	4,675
Clearside Biomedical, Inc.*	304	2,386
Collegium Pharmaceutical, Inc.*	507	6,723
Corcept Therapeutics, Inc.*	2,301	20,686
Depomed, Inc.*	1,881	30,830
Dermira, Inc.*	758	25,537
Durect Corp.*	3,888	4,005
Egalet Corp.*	682	3,369
Endocyte, Inc.*	1,171	2,401
Flex Pharma, Inc.*	328	1,368
Heska Corp.*	188	17,435
Horizon Pharma plc*	4,971	79,785
Impax Laboratories, Inc.*	2,256	32,148
Innoviva, Inc.*	2,490	28,759
Intersect ENT, Inc.*	786	10,690
Intra-Cellular Therapies, Inc.*	1,057	13,794
Lannett Co., Inc.*	854	18,788
Lipocine, Inc.*	510	2,020
Medicines Co. (The)*	2,075	108,771
MyoKardia, Inc.*	397	4,823
Nektar Therapeutics*	4,384	57,343
Neos Therapeutics, Inc.*	556	3,336
Novan, Inc.*	147	832
Ocular Therapeutix, Inc.*	640	5,338
Omeros Corp.*	1,246	15,164
Pacira Pharmaceuticals, Inc.*	1,123	49,075
Paratek Pharmaceuticals, Inc.*	564	8,432
Phibro Animal Health Corp., Class A	577	16,069
Prestige Brands Holdings, Inc.*	1,640	92,857
Reata Pharmaceuticals, Inc., Class A*	196	4,969
Revance Therapeutics, Inc.*	630	13,230
SciClone Pharmaceuticals, Inc.*	1,544	15,286
Sucampo Pharmaceuticals, Inc., Class A*	722	8,483
Supernus Pharmaceuticals, Inc.*	1,445	37,136
Teligent, Inc.*	1,276	9,123
Tetraphase Pharmaceuticals, Inc.*	1,120	5,790
TherapeuticsMD, Inc.*	4,624	29,039

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Theravance Biopharma, Inc.*	1,236	37,846
Titan Pharmaceuticals, Inc.*	580	2,175
WaVe Life Sciences Ltd.*	228	6,863
Zogenix, Inc.*	764	7,908
		1,033,709
Professional Services - 0.7%
Acacia Research Corp.*	1,539	9,003
Advisory Board Co. (The)*	1,262	56,790
Barrett Business Services, Inc.	217	13,895
CBIZ, Inc.*	1,521	20,229
CEB, Inc.	990	76,774
Cogint, Inc.*	468	1,708
CRA International, Inc.	246	8,822
Exponent, Inc.	788	45,271
Franklin Covey Co.*	315	5,654
FTI Consulting, Inc.*	1,279	51,467
GP Strategies Corp.*	392	9,663
Heidrick & Struggles International, Inc.	564	13,790
Hill International, Inc.*	996	4,930
Huron Consulting Group, Inc.*	666	28,938
ICF International, Inc.*	556	23,880
Insperity, Inc.	484	40,293
Kelly Services, Inc., Class A	905	19,349
Kforce, Inc.	756	19,467
Korn/Ferry International	1,766	54,587
Mistras Group, Inc.*	528	11,891
Navigant Consulting, Inc.*	1,465	34,134
On Assignment, Inc.*	1,567	73,947
Resources Connection, Inc.	888	15,007
RPX Corp.*	1,530	16,448
TriNet Group, Inc.*	1,298	34,851
TrueBlue, Inc.*	1,298	33,683
WageWorks, Inc.*	1,125	86,625
		811,096
Real Estate Management & Development - 0.2%
Alexander & Baldwin, Inc.	1,437	64,421
Altisource Portfolio Solutions SA*	356	8,555
Consolidated-Tomoka Land Co.	126	6,945
Forestar Group, Inc.*	1,053	14,005
FRP Holdings, Inc.*	194	7,294
Griffin Industrial Realty, Inc.	22	683
HFF, Inc., Class A	1,106	32,793
Kennedy-Wilson Holdings, Inc.	2,542	56,051
Marcus & Millichap, Inc.*	447	12,225
RE/MAX Holdings, Inc., Class A	547	31,453
RMR Group, Inc. (The), Class A	213	11,161
St Joe Co. (The)*	1,556	25,752
Stratus Properties, Inc.*	192	5,731
Tejon Ranch Co.*	429	9,888
Trinity Place Holdings, Inc.*	533	4,563
		291,520
Road & Rail - 0.2%
ArcBest Corp.	758	22,247
Celadon Group, Inc.	840	6,762
Covenant Transportation Group, Inc., Class A*	366	7,335
Heartland Express, Inc.	1,419	29,430
Knight Transportation, Inc.	2,063	67,460
Marten Transport Ltd.	708	17,381
PAM Transportation Services, Inc.*	73	1,331
Roadrunner Transportation Systems, Inc.*	943	7,110
Saia, Inc.*	776	37,520
Swift Transportation Co.*	2,302	49,999
Universal Logistics Holdings, Inc.	257	3,508
USA Truck, Inc.*	251	2,387
Werner Enterprises, Inc.	1,377	38,556
YRC Worldwide, Inc.*	1,003	12,879
		303,905
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Energy Industries, Inc.*	1,217	75,576
Advanced Micro Devices, Inc.*	23,183	335,227
Alpha & Omega Semiconductor Ltd.*	589	11,344
Ambarella, Inc.*	987	58,184
Amkor Technology, Inc.*	3,085	30,295
Axcelis Technologies, Inc.*	898	13,874
Brooks Automation, Inc.	2,093	43,660
Cabot Microelectronics Corp.	726	50,254
Cavium, Inc.*	1,987	130,168
CEVA, Inc.*	607	20,274
Cirrus Logic, Inc.*	1,931	104,428
Cohu, Inc.	813	13,536
Diodes, Inc.*	1,174	28,023
DSP Group, Inc.*	665	6,949
Entegris, Inc.*	4,358	92,390
Exar Corp.*	1,258	13,159
FormFactor, Inc.*	2,118	22,557
GigPeak, Inc.*	1,796	5,496
Impinj, Inc.*	189	5,360
Inphi Corp.*	1,238	58,112
Integrated Device Technology, Inc.*	4,153	99,298
IXYS Corp.	774	9,559
Kopin Corp.*	1,899	6,703
Lattice Semiconductor Corp.*	3,696	26,131
MACOM Technology Solutions Holdings, Inc.*	971	44,775
MaxLinear, Inc., Class A*	1,721	44,815
Microsemi Corp.*	3,510	181,888
MKS Instruments, Inc.	1,640	107,584
Monolithic Power Systems, Inc.	1,200	105,564
Nanometrics, Inc.*	729	19,836
NeoPhotonics Corp.*	950	9,642
NVE Corp.	147	11,519
PDF Solutions, Inc.*	833	17,810
Photronics, Inc.*	2,011	21,518
Power Integrations, Inc.	845	53,404
Rambus, Inc.*	3,351	42,089
Rudolph Technologies, Inc.*	923	19,844
Semtech Corp.*	1,992	66,632
Sigma Designs, Inc.*	1,105	6,464
Silicon Laboratories, Inc.*	1,272	85,860
Synaptics, Inc.*	1,081	57,455
Ultra Clean Holdings, Inc.*	989	13,698
Ultratech, Inc.*	666	19,214
Veeco Instruments, Inc.*	1,225	33,504
Xcerra Corp.*	1,630	14,246
XPERI Corp.	1,518	54,420
		2,292,338
Software - 1.8%
8x8, Inc.*	2,719	41,057
A10 Networks, Inc.*	1,358	12,847
ACI Worldwide, Inc.*	3,555	69,571
American Software, Inc., Class A	795	8,220
Aspen Technology, Inc.*	2,404	139,769
Barracuda Networks, Inc.*	678	16,041
Blackbaud, Inc.	1,455	104,062
Blackline, Inc.*	308	8,787
Bottomline Technologies de, Inc.*	1,238	30,888
BroadSoft, Inc.*	906	38,777
Callidus Software, Inc.*	1,878	35,400
CommVault Systems, Inc.*	1,193	58,517
Digimarc Corp.*	298	7,510
Ebix, Inc.	777	48,562
Ellie Mae, Inc.*	1,010	96,516
EnerNOC, Inc.*	824	4,491
Everbridge, Inc.*	269	5,122

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Exa Corp.*	427	6,691
Fair Isaac Corp.	955	124,217
Gigamon, Inc.*	1,001	34,084
Globant SA*	792	28,750
Glu Mobile, Inc.*	3,171	6,120
Guidance Software, Inc.*	697	4,754
HubSpot, Inc.*	889	52,895
Imperva, Inc.*	883	36,203
Jive Software, Inc.*	1,778	7,823
Majesco*	181	914
Mentor Graphics Corp.	3,302	122,504
MicroStrategy, Inc., Class A*	293	56,221
Mitek Systems, Inc.*	907	5,669
MobileIron, Inc.*	1,432	6,874
Model N, Inc.*	684	7,285
Monotype Imaging Holdings, Inc.	1,250	25,187
Park City Group, Inc.*	398	5,652
Paycom Software, Inc.*	1,356	72,993
Paylocity Holding Corp.*	664	23,413
Pegasystems, Inc.	1,111	47,773
Progress Software Corp.	1,543	44,253
Proofpoint, Inc.*	1,258	99,093
PROS Holdings, Inc.*	776	18,026
QAD, Inc., Class A	290	7,960
Qualys, Inc.*	838	29,288
Rapid7, Inc.*	613	9,287
RealPage, Inc.*	1,665	56,194
RingCentral, Inc., Class A*	1,806	48,220
Rosetta Stone, Inc.*	595	4,671
Rubicon Project, Inc. (The)*	1,147	10,025
Sapiens International Corp. NV	748	10,831
SecureWorks Corp., Class A*	187	1,952
Silver Spring Networks, Inc.*	1,167	14,307
Synchronoss Technologies, Inc.*	1,272	34,446
Take-Two Interactive Software, Inc.*	2,565	146,154
Tangoe, Inc.*	852	4,882
Telenav, Inc.*	1,004	8,183
TiVo Corp.	3,608	66,748
Varonis Systems, Inc.*	330	9,042
VASCO Data Security International, Inc.*	929	12,077
Verint Systems, Inc.*	1,914	72,253
VirnetX Holding Corp.*	1,491	3,355
Workiva, Inc.*	677	10,121
Zendesk, Inc.*	2,502	68,129
Zix Corp.*	1,640	8,216
		2,199,872
Specialty Retail - 1.1%
Aaron’s, Inc.	2,026	55,269
Abercrombie & Fitch Co., Class A	2,098	25,092
American Eagle Outfitters, Inc.	5,135	81,390
America’s Car-Mart, Inc.*	243	7,740
Asbury Automotive Group, Inc.*	616	40,132
Ascena Retail Group, Inc.*	5,331	24,523
At Home Group, Inc.*	257	3,863
Barnes & Noble Education, Inc.*	1,235	11,856
Barnes & Noble, Inc.	1,948	19,090
Big 5 Sporting Goods Corp.	547	7,357
Boot Barn Holdings, Inc.*	411	4,221
Buckle, Inc. (The)	882	17,508
Build-A-Bear Workshop, Inc.*	418	3,783
Caleres, Inc.	1,320	39,428
Camping World Holdings, Inc., Class A	370	13,013
Cato Corp. (The), Class A	787	19,683
Chico’s FAS, Inc.	4,021	58,224
Children’s Place, Inc. (The)	577	58,450
Citi Trends, Inc.	443	7,385
Conn’s, Inc.*	625	5,969
Container Store Group, Inc. (The)*	491	2,062
Destination XL Group, Inc.*	1,118	3,354
DSW, Inc., Class A	2,074	43,616
Express, Inc.*	2,291	25,751
Finish Line, Inc. (The), Class A	1,288	20,994
Five Below, Inc.*	1,651	63,646
Francesca’s Holdings Corp.*	1,178	19,991
Genesco, Inc.*	633	36,904
GNC Holdings, Inc., Class A	2,115	17,555
Group 1 Automotive, Inc.	640	49,722
Guess?, Inc.	1,885	23,939
Haverty Furniture Cos., Inc.	574	13,317
Hibbett Sports, Inc.*	704	20,768
Kirkland’s, Inc.*	454	5,130
Lithia Motors, Inc., Class A	732	70,030
Lumber Liquidators Holdings, Inc.*	811	14,379
MarineMax, Inc.*	762	17,145
Monro Muffler Brake, Inc.	968	55,660
Office Depot, Inc.	17,052	71,107
Party City Holdco, Inc.*	830	11,994
Pier 1 Imports, Inc.	2,495	16,791
Rent-A-Center, Inc.	1,599	13,863
RH*	1,192	36,284
Sears Hometown and Outlet Stores, Inc.*	347	1,284
Select Comfort Corp.*	1,332	31,289
Shoe Carnival, Inc.	411	10,402
Sonic Automotive, Inc., Class A	862	18,705
Sportsman’s Warehouse Holdings, Inc.*	795	3,856
Stage Stores, Inc.	790	1,841
Stein Mart, Inc.	959	3,452
Tailored Brands, Inc.	1,506	34,804
Tile Shop Holdings, Inc.*	1,004	17,670
Tilly’s, Inc., Class A	358	3,949
Vitamin Shoppe, Inc.*	745	15,869
West Marine, Inc.*	568	5,220
Winmark Corp.	69	7,828
Zumiez, Inc.*	556	11,342
		1,325,489
Technology Hardware, Storage & Peripherals - 0.3%
3D Systems Corp.*	3,306	50,251
Avid Technology, Inc.*	991	5,569
CPI Card Group, Inc.	647	2,912
Cray, Inc.*	1,240	25,854
Diebold Nixdorf, Inc.	2,109	63,692
Eastman Kodak Co.*	525	7,534
Electronics For Imaging, Inc.*	1,449	66,755
Immersion Corp.*	892	9,750
Nimble Storage, Inc.*	1,940	17,596
Pure Storage, Inc., Class A*	2,100	23,940
Stratasys Ltd.*	1,512	29,892
Super Micro Computer, Inc.*	1,191	30,966
USA Technologies, Inc.*	1,104	4,416
		339,127
Textiles, Apparel & Luxury Goods - 0.3%
Columbia Sportswear Co.	831	45,655
Crocs, Inc.*	2,271	15,102
Culp, Inc.	332	11,288
Deckers Outdoor Corp.*	1,000	52,830
Delta Apparel, Inc.*	219	3,835
Fossil Group, Inc.*	1,293	24,451
G-III Apparel Group Ltd.*	1,325	34,092
Iconix Brand Group, Inc.*	1,320	10,177
Movado Group, Inc.	474	11,495
Oxford Industries, Inc.	468	26,306
Perry Ellis International, Inc.*	387	9,013
Sequential Brands Group, Inc.*	1,209	4,751
Steven Madden Ltd.*	1,898	70,890

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Superior Uniform Group, Inc.	248	4,543
Unifi, Inc.*	482	13,154
Vera Bradley, Inc.*	625	6,538
Vince Holding Corp.*	664	1,162
Wolverine World Wide, Inc.	2,986	75,158
		420,440
Thrifts & Mortgage Finance - 1.1%
Astoria Financial Corp.	2,837	52,456
Bank Mutual Corp.	1,258	12,203
BankFinancial Corp.	468	6,959
Bear State Financial, Inc.	553	5,264
Beneficial Bancorp, Inc.	2,163	35,257
BofI Holding, Inc.*	1,848	58,286
Capitol Federal Financial, Inc.	3,929	59,289
Charter Financial Corp.	420	8,211
Clifton Bancorp, Inc.	675	10,847
Dime Community Bancshares, Inc.	963	20,704
ESSA Bancorp, Inc.	252	3,982
Essent Group Ltd.*	2,302	80,133
EverBank Financial Corp.	3,173	61,683
Federal Agricultural Mortgage Corp., Class C	265	15,259
First Defiance Financial Corp.	271	13,320
Flagstar Bancorp, Inc.*	645	18,318
Greene County Bancorp, Inc.	93	2,051
Hingham Institution for Savings	41	7,689
Home Bancorp, Inc.	177	6,372
HomeStreet, Inc.*	787	21,485
Impac Mortgage Holdings, Inc.*	308	4,281
Kearny Financial Corp.	2,691	41,307
LendingTree, Inc.*	196	23,206
Meridian Bancorp, Inc.	1,486	28,308
Meta Financial Group, Inc.	254	21,742
MGIC Investment Corp.*	10,518	112,017
Nationstar Mortgage Holdings, Inc.*	997	18,105
NMI Holdings, Inc., Class A*	1,522	16,894
Northfield Bancorp, Inc.	1,297	24,332
Northwest Bancshares, Inc.	2,961	53,712
OceanFirst Financial Corp.	793	23,148
Ocwen Financial Corp.*	3,100	13,671
Oritani Financial Corp.	1,189	20,451
PennyMac Financial Services, Inc., Class A*	419	7,479
PHH Corp.*	1,632	20,596
Provident Bancorp, Inc.*	136	2,652
Provident Financial Holdings, Inc.	203	3,788
Provident Financial Services, Inc.	1,882	49,967
Radian Group, Inc.	6,636	123,496
SI Financial Group, Inc.	343	5,042
Southern Missouri Bancorp, Inc.	180	6,304
Territorial Bancorp, Inc.	233	7,507
TrustCo Bank Corp.	2,814	23,497
United Community Financial Corp.	1,433	12,338
United Financial Bancorp, Inc.	1,545	27,594
Walker & Dunlop, Inc.*	848	34,471
Washington Federal, Inc.	2,802	94,848
Waterstone Financial, Inc.	784	14,543
Western New England Bancorp, Inc.	772	7,759
WSFS Financial Corp.	882	40,219
		1,383,042
Tobacco - 0.1%
Alliance One International, Inc.*	257	3,688
Turning Point Brands, Inc.*	184	2,423
Universal Corp.	684	46,307
Vector Group Ltd.	2,860	65,151
		117,569
Trading Companies & Distributors - 0.6%
Aircastle Ltd.	1,471	35,348
Applied Industrial Technologies, Inc.	1,119	70,553
Beacon Roofing Supply, Inc.*	1,843	83,746
BMC Stock Holdings, Inc.*	1,698	35,658
CAI International, Inc.*	483	7,472
DXP Enterprises, Inc.*	479	16,765
GATX Corp.	1,260	73,181
GMS, Inc.*	219	6,587
H&E Equipment Services, Inc.	973	25,531
Kaman Corp.	827	42,814
Lawson Products, Inc.*	194	5,364
MRC Global, Inc.*	2,889	58,387
Neff Corp., Class A*	293	4,571
NOW, Inc.*	3,298	63,124
Real Industry, Inc.*	808	4,121
Rush Enterprises, Inc., Class A*	908	31,308
Rush Enterprises, Inc., Class B*	188	6,014
SiteOne Landscape Supply, Inc.*	359	14,076
Textainer Group Holdings Ltd.	699	11,009
Titan Machinery, Inc.*	546	7,726
Triton International Ltd.	1,236	30,542
Univar, Inc.*	1,325	42,665
Veritiv Corp.*	254	14,135
Willis Lease Finance Corp.*	120	3,050
		693,747
Transportation Infrastructure - 0.0%(b)
Wesco Aircraft Holdings, Inc.*	1,715	20,752

Water Utilities - 0.2%
American States Water Co.	1,126	50,355
AquaVenture Holdings Ltd.*	223	3,679
Artesian Resources Corp., Class A	239	7,875
California Water Service Group	1,481	54,427
Connecticut Water Service, Inc.	334	19,055
Consolidated Water Co. Ltd.	448	4,637
Global Water Resources, Inc.	254	2,182
Middlesex Water Co.	489	18,411
SJW Group	503	24,410
York Water Co. (The)	396	14,256
		199,287
Wireless Telecommunication Services - 0.1%
Boingo Wireless, Inc.*	1,097	11,968
NII Holdings, Inc.*	1,649	3,298
Shenandoah Telecommunications Co.	1,425	40,043
Spok Holdings, Inc.	631	11,484
		66,793
TOTAL COMMON STOCKS (Cost $62,761,313)		58,789,695

	No. of Rights

RIGHTS - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR*(c)(d)	4,673	5,187
Tobira Therapeutics, Inc., CVR*(c)(d)	218	2,995
		8,182
Health Care Equipment & Supplies - 0.0%
Second Sight Medical Products, Inc., expiring 3/6/2017, price $2.00*(c)(d)	505	—

Pharmaceuticals - 0.0%
Omthera Pharmaceuticals, Inc., CVR*(c)(d)	363	—

TOTAL RIGHTS (Cost $—)		8,182

See accompanying notes to schedules of portfolio investments.

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT(a) - 8.4%

REPURCHASE AGREEMENT(e) - 8.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $10,494,466 (Cost $10,494,322)	10,494,322	10,494,322

Total Investments - 55.4% (Cost $73,255,635)		69,292,199
Other Assets Less Liabilities - 44.6%		55,713,850
Net assets - 100.0%		125,006,049

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $57,455,390.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 2/28/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 2/28/2017 amounted to $29,127, which represents approximately 0.02% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations

CVR	Contingent Value Rights — No defined expiration

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,478,826
Aggregate gross unrealized depreciation	(5,536,095)
Net unrealized depreciation	$(4,057,269)
Federal income tax cost of investments	$73,349,468

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

UltraPro Russell2000 had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Appreciation
E-Mini Russell 2000 Futures Contracts	56	3/17/2017	$3,878,840	$40,341

Cash collateral in the amount of $184,800 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

UltraPro Russell2000 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$20,123,105	1/8/2018	Bank of America NA	0.48%	Russell 2000® Index	$12,481,332
10,835,133	11/6/2017	Citibank NA	0.51%	Russell 2000® Index	9,376,398
47,433,882	1/8/2018	Credit Suisse International	0.53%	Russell 2000® Index	8,235,723
417,897	11/6/2017	Goldman Sachs International	0.51%	iShares® Russell 2000 ETF	61,895
13,974,190	1/8/2018	Goldman Sachs International	0.86%	Russell 2000® Index	6,684,519
1,543,118	11/6/2018	Morgan Stanley & Co. International plc	0.28%	iShares® Russell 2000 ETF	220,463
42,308,878	1/8/2018	Morgan Stanley & Co. International plc	0.53%	Russell 2000® Index	7,593,633
33,845,965	11/6/2017	Societe Generale	0.88%	Russell 2000® Index	6,114,788
141,849,249	11/6/2018	UBS AG	0.53%	Russell 2000® Index	2,907,960
$312,331,417					$53,676,711

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Basic Materials

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.4%

Chemicals - 59.4%
AdvanSix, Inc.*	2,297	62,662
Air Products & Chemicals, Inc.	16,384	2,301,460
Albemarle Corp.	8,478	860,602
Ashland Global Holdings, Inc.	4,687	565,533
Axalta Coating Systems Ltd.*	16,313	474,871
Cabot Corp.	4,698	272,390
Celanese Corp., Series A	10,794	962,501
CF Industries Holdings, Inc.	17,571	552,081
Chemours Co. (The)	13,706	461,344
Chemtura Corp.*	4,747	157,363
Dow Chemical Co. (The)	84,479	5,259,663
Eastman Chemical Co.	11,062	887,725
Ecolab, Inc.	19,779	2,452,003
EI du Pont de Nemours & Co.	65,526	5,146,412
FMC Corp.	10,088	581,271
GCP Applied Technologies, Inc.*	5,354	141,078
HB Fuller Co.	3,790	187,264
Huntsman Corp.	14,899	336,717
Ingevity Corp.*	3,174	171,301
International Flavors & Fragrances, Inc.	5,986	752,440
LyondellBasell Industries NV, Class A	25,188	2,298,153
Minerals Technologies, Inc.	2,632	203,322
Monsanto Co.	33,012	3,757,756
Mosaic Co. (The)	26,399	823,385
NewMarket Corp.	696	303,240
Olin Corp.	12,457	387,164
PLATFORM SPECIALTY*	15,952	210,407
PolyOne Corp.	6,315	212,689
PPG Industries, Inc.	19,898	2,038,152
Praxair, Inc.	21,511	2,553,571
RPM International, Inc.	10,053	535,724
Scotts Miracle-Gro Co. (The)	3,351	303,701
Sensient Technologies Corp.	3,357	268,359
Westlake Chemical Corp.	2,817	178,682
WR Grace & Co.	5,283	374,248
		37,035,234
Metals & Mining - 12.1%
Alcoa Corp.	11,015	381,009
Allegheny Technologies, Inc.	8,211	157,733
Carpenter Technology Corp.	3,513	142,487
Commercial Metals Co.	8,709	184,021
Compass Minerals International, Inc.	2,547	193,063
Freeport-McMoRan, Inc.*	99,657	1,335,404
Newmont Mining Corp.	40,004	1,369,737
Nucor Corp.	24,006	1,502,055
Reliance Steel & Aluminum Co.	5,470	463,036
Royal Gold, Inc.	4,923	325,164
Steel Dynamics, Inc.	18,378	672,635
Stillwater Mining Co.*	9,126	155,690
United States Steel Corp.	12,999	503,321
Worthington Industries, Inc.	3,302	161,963
		7,547,318
Oil, Gas & Consumable Fuels - 0.4%
CONSOL Energy, Inc.*	13,317	207,346

Paper & Forest Products - 0.5%
Domtar Corp.	4,717	179,671
KapStone Paper and Packaging Corp.	6,627	149,770
		329,441
TOTAL COMMON STOCKS (Cost $43,734,685)		45,119,339

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 0.8%

REPURCHASE AGREEMENT(b) - 0.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $496,171 (Cost $496,164)	496,164	496,164

Total Investments - 73.2% (Cost $44,230,849)		45,615,503
Other Assets Less Liabilities - 26.8%		16,708,530
Net assets - 100.0%		62,324,033

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,248,899.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,958,220
Aggregate gross unrealized depreciation	(2,947,386)
Net unrealized appreciation	$10,834
Federal income tax cost of investments	$45,604,669

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Basic Materials had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$12,134,230	11/6/2017	Bank of America NA	0.88%	Dow Jones U.S. Basic MaterialsSM Index	$2,461,350
17,824,379	11/6/2017	Bank of America NA	0.62%	iShares® U.S. Basic Materials ETF	2,347,992
1,598,490	11/6/2017	Citibank NA	1.01%	Dow Jones U.S. Basic MaterialsSM Index	216,156
21,748,403	1/8/2018	Credit Suisse International	1.08%	Dow Jones U.S. Basic MaterialsSM Index	6,826,505
354,914	11/6/2017	Goldman Sachs International	1.21%	Dow Jones U.S. Basic MaterialsSM Index	67,503
494,278	1/8/2018	Goldman Sachs International	0.74%	iShares® U.S. Basic Materials ETF	69,473
751,184	11/6/2017	Morgan Stanley & Co. International plc	1.08%	Dow Jones U.S. Basic MaterialsSM Index	138,471
1,776,580	11/6/2017	Morgan Stanley & Co. International plc	0.63%	iShares® U.S. Basic Materials ETF	48,852
5,193,977	11/6/2017	Societe Generale	1.18%	Dow Jones U.S. Basic MaterialsSM Index	1,021,978
17,503,842	11/6/2017	UBS AG	1.13%	Dow Jones U.S. Basic MaterialsSM Index	1,048,967
$79,380,277					$14,247,247

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.5%

Biotechnology - 59.3%
ACADIA Pharmaceuticals, Inc.*	60,392	2,301,539
Acceleron Pharma, Inc.*	18,820	502,870
Achillion Pharmaceuticals, Inc.*	68,152	273,290
Acorda Therapeutics, Inc.*	22,992	608,138
Adamas Pharmaceuticals, Inc.*	10,963	202,816
Aduro Biotech, Inc.*	33,501	376,886
Agios Pharmaceuticals, Inc.*	20,950	1,014,818
Aimmune Therapeutics, Inc.*	21,130	428,305
Akebia Therapeutics, Inc.*	19,110	191,482
Alder Biopharmaceuticals, Inc.*	25,081	573,101
Alexion Pharmaceuticals, Inc.*	91,240	11,975,250
Alkermes plc*	75,777	4,281,401
Alnylam Pharmaceuticals, Inc.*	42,788	2,209,572
AMAG Pharmaceuticals, Inc.*	17,057	382,930
Amarin Corp. plc, ADR*	124,604	423,654
Amgen, Inc.	155,272	27,410,166
Amicus Therapeutics, Inc.*	70,967	460,576
Aquinox Pharmaceuticals, Inc.*	11,680	201,830
Ardelyx, Inc.*	23,587	320,783
Arena Pharmaceuticals, Inc.*	121,321	191,687
Array BioPharma, Inc.*	84,040	966,460
Arrowhead Pharmaceuticals, Inc.*	35,647	80,562
Atara Biotherapeutics, Inc.*	14,392	222,356
Audentes Therapeutics, Inc.*	10,835	168,051
Avexis, Inc.*	13,804	846,461
BeiGene Ltd., ADR*	9,222	359,381
Bellicum Pharmaceuticals, Inc.*	13,516	166,652
BioCryst Pharmaceuticals, Inc.*	36,777	229,488
Biogen, Inc.*	76,070	21,953,802
BioMarin Pharmaceutical, Inc.*	85,755	8,054,967
Bioverativ, Inc.*	2	78
Bluebird Bio, Inc.*	18,600	1,630,290
Blueprint Medicines Corp.*	16,500	580,470
Celgene Corp.*	188,763	23,314,118
Celldex Therapeutics, Inc.*	59,587	210,938
ChemoCentryx, Inc.*	23,838	157,808
China Biologic Products, Inc.*	13,533	1,328,941
Clovis Oncology, Inc.*	22,188	1,282,688
Coherus Biosciences, Inc.*	25,491	601,588
CoLucid Pharmaceuticals, Inc.*	9,598	446,547
Curis, Inc.*	70,079	161,882
Cytokinetics, Inc.*	20,202	214,141
DBV Technologies SA, ADR*	12,269	446,960
Eagle Pharmaceuticals, Inc.*	7,698	590,360
Editas Medicine, Inc.*	18,280	455,720
Enanta Pharmaceuticals, Inc.*	9,490	273,502
Epizyme, Inc.*	28,926	410,749
Esperion Therapeutics, Inc.*	11,246	294,308
Exelixis, Inc.*	142,830	3,075,130
FibroGen, Inc.*	31,492	787,300
Five Prime Therapeutics, Inc.*	14,181	650,482
Flexion Therapeutics, Inc.*	13,724	275,166
Foundation Medicine, Inc.*	17,480	433,504
Genomic Health, Inc.*	16,693	503,962
Geron Corp.*	79,355	170,613
Gilead Sciences, Inc.	303,532	21,392,935
Global Blood Therapeutics, Inc.*	18,607	518,205
Grifols SA, ADR	72,577	1,262,840
Halozyme Therapeutics, Inc.*	64,565	827,723
Immunomedics, Inc.*	52,827	264,135
Incyte Corp.*	93,933	12,502,482
Inovio Pharmaceuticals, Inc.*	36,930	260,357
Insmed, Inc.*	30,852	491,472
Insys Therapeutics, Inc.*	35,785	456,617
Intellia Therapeutics, Inc.*	17,950	256,326
Intercept Pharmaceuticals, Inc.*	12,368	1,578,033
Ionis Pharmaceuticals, Inc.*	60,432	3,007,701
Ironwood Pharmaceuticals, Inc.*	65,400	1,104,606
Juno Therapeutics, Inc.*	52,789	1,269,048
Karyopharm Therapeutics, Inc.*	20,564	213,249
Kite Pharma, Inc.*	24,869	1,759,979
Lexicon Pharmaceuticals, Inc.*(b)	51,874	832,578
Ligand Pharmaceuticals, Inc.*	10,420	1,090,245
Lion Biotechnologies, Inc.*	30,959	236,836
Loxo Oncology, Inc.*	10,809	480,352
MacroGenics, Inc.*	17,369	367,181
MediciNova, Inc.*	17,197	110,749
Merrimack Pharmaceuticals, Inc.*	64,628	198,408
Minerva Neurosciences, Inc.*	17,355	151,856
Momenta Pharmaceuticals, Inc.*	35,412	547,115
Myriad Genetics, Inc.*	34,116	662,874
NantKwest, Inc.*	41,078	194,299
Neurocrine Biosciences, Inc.*	43,314	1,912,746
NewLink Genetics Corp.*	14,530	228,266
Novavax, Inc.*	135,253	204,232
OncoMed Pharmaceuticals, Inc.*	18,496	187,919
Ophthotech Corp.*	17,799	63,720
OPKO Health, Inc.*	278,002	2,332,437
Organovo Holdings, Inc.*	51,788	161,579
Otonomy, Inc.*	15,056	223,582
PDL BioPharma, Inc.	82,543	176,642
Portola Pharmaceuticals, Inc.*	28,191	977,664
Progenics Pharmaceuticals, Inc.*	34,928	392,591
Prothena Corp. plc*	17,197	1,008,604
PTC Therapeutics, Inc.*	17,111	233,223
Radius Health, Inc.*	21,497	905,884
Regeneron Pharmaceuticals, Inc.*	50,884	19,005,174
REGENXBIO, Inc.*	13,201	242,898
Repligen Corp.*	16,869	531,542
Retrophin, Inc.*	18,812	400,131
Rigel Pharmaceuticals, Inc.*	59,293	145,268
Sage Therapeutics, Inc.*	18,532	1,249,057
Sangamo Therapeutics, Inc.*	35,217	160,237
Sarepta Therapeutics, Inc.*	27,217	846,721
Seattle Genetics, Inc.*	70,580	4,633,577
Seres Therapeutics, Inc.*	20,125	194,810
Shire plc, ADR	40,618	7,339,673
Spark Therapeutics, Inc.*	15,344	978,640
Spectrum Pharmaceuticals, Inc.*	40,169	257,082
Synergy Pharmaceuticals, Inc.*	99,807	577,883
TESARO, Inc.*	25,758	4,852,034
Trevena, Inc.*	26,095	105,946
Ultragenyx Pharmaceutical, Inc.*	20,377	1,733,675
United Therapeutics Corp.*	21,147	3,123,835
Vanda Pharmaceuticals, Inc.*	21,912	312,246
Versartis, Inc.*	17,349	379,076
Vertex Pharmaceuticals, Inc.*	123,676	11,207,519
XBiotech, Inc.*	16,186	218,349
Xencor, Inc.*	20,509	509,649
		245,728,831
Health Care Equipment & Supplies - 0.1%
Cerus Corp.*	51,592	216,171
Novocure Ltd.*	43,269	328,844
		545,015
Health Care Technology - 0.1%
NantHealth, Inc.*	60,451	457,614

Life Sciences Tools & Services - 5.2%
Albany Molecular Research, Inc.*	21,384	320,118
Bio-Techne Corp.	18,603	1,977,871
Compugen Ltd.*	25,382	107,873
Illumina, Inc.*	73,247	12,261,548
INC Research Holdings, Inc., Class A*	26,732	1,166,852
Luminex Corp.*	21,732	403,780
NanoString Technologies, Inc.*	10,472	197,607

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Pacific Biosciences of California, Inc.*	46,194	233,280
PRA Health Sciences, Inc.*	30,618	1,806,768
QIAGEN NV*	112,469	3,200,858
		21,676,555
Pharmaceuticals - 7.8%
Aerie Pharmaceuticals, Inc.*	16,645	788,141
Akorn, Inc.*	62,448	1,299,543
Amphastar Pharmaceuticals, Inc.*	22,948	355,006
ANI Pharmaceuticals, Inc.*	5,774	341,070
Aralez Pharmaceuticals, Inc.*	32,625	131,805
Aratana Therapeutics, Inc.*	18,470	122,087
Avadel Pharmaceuticals plc, ADR*	20,121	214,490
Cempra, Inc.*	26,116	88,794
Clearside Biomedical, Inc.*	12,251	96,170
Collegium Pharmaceutical, Inc.*	14,267	189,180
Depomed, Inc.*	30,706	503,271
Dermira, Inc.*	17,753	598,099
Endo International plc*	111,131	1,516,938
Foamix Pharmaceuticals Ltd.*	18,250	178,485
GW Pharmaceuticals plc, ADR*	11,460	1,429,979
Horizon Pharma plc*	80,405	1,290,500
Impax Laboratories, Inc.*	36,838	524,942
Innoviva, Inc.*	54,220	626,241
Intra-Cellular Therapies, Inc.*	21,576	281,567
Jazz Pharmaceuticals plc*	29,866	3,960,829
Medicines Co. (The)*	35,299	1,850,374
Mylan NV*	266,818	11,166,333
Nektar Therapeutics*	76,208	996,801
Omeros Corp.*	21,397	260,401
Pacira Pharmaceuticals, Inc.*	18,653	815,136
Paratek Pharmaceuticals, Inc.*	11,282	168,666
Revance Therapeutics, Inc.*	14,216	298,536
Sucampo Pharmaceuticals, Inc., Class A*	22,857	268,570
Supernus Pharmaceuticals, Inc.*	24,686	634,430
Teligent, Inc.*	26,487	189,382
Theravance Biopharma, Inc.*	25,899	793,027
Zogenix, Inc.*	12,358	127,905
		32,106,698
TOTAL COMMON STOCKS (Cost $344,231,028)		300,514,713

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 33.8%

REPURCHASE AGREEMENT(c) - 33.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $139,948,097 (Cost $139,946,179)	139,946,179	139,946,179

Total Investments - 106.3% (Cost $484,177,207)		440,460,892
Liabilities Less Other Assets - (6.3%)		(25,965,490)
Net assets - 100.0%		414,495,402

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $105,390,966.
(b)

Security fair valued as of 2/28/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 2/28/2017 amounted to $832,578, which represents approximately 0.20% of net assets of the Fund.

(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations

ADR       American Depositary Receipt

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$18,378,485
Aggregate gross unrealized depreciation	(65,971,411)
Net unrealized depreciation	$(47,592,926)
Federal income tax cost of investments	$488,053,818

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Nasdaq Biotechnology had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$52,763,613	11/6/2017	Bank of America NA	0.83%	NASDAQ Biotechnology Index®	$(19,655,922)
127,075,806	11/6/2018	Bank of America NA	0.40%	iShares® Nasdaq Biotechnology ETF	11,032,492
22,098,969	11/6/2017	Citibank NA	0.86%	NASDAQ Biotechnology Index®	(4,529,728)
63,487,329	11/6/2017	Credit Suisse International	0.98%	NASDAQ Biotechnology Index®	2,338,833
8,837,597	1/8/2018	Goldman Sachs International	1.21%	NASDAQ Biotechnology Index®	494,661
12,430,156	11/6/2017	Morgan Stanley & Co. International plc	0.88%	NASDAQ Biotechnology Index®	(6,954,602)
12,889,029	11/6/2017	Morgan Stanley & Co. International plc	0.38%	iShares® Nasdaq Biotechnology ETF	419,091
205,467,368	7/6/2017	Societe Generale	0.88%	NASDAQ Biotechnology Index®	(10,448,595)
25,165,633	11/6/2017	UBS AG	0.78%	NASDAQ Biotechnology Index®	(1,264,635)
$530,215,500					$(28,568,405)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Goods

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 70.7%

Auto Components - 2.5%
Adient plc*	369	24,771
Autoliv, Inc.	348	36,436
BorgWarner, Inc.	790	33,330
Cooper Tire & Rubber Co.	211	8,535
Dana, Inc.	568	10,730
Delphi Automotive plc	1,069	81,383
Gentex Corp.	1,131	23,785
Goodyear Tire & Rubber Co. (The)	1,030	36,101
Lear Corp.	278	39,473
Tenneco, Inc.*	217	13,955
Visteon Corp.*	134	12,418
		320,917
Automobiles - 4.5%
Ford Motor Co.	15,403	193,000
General Motors Co.	5,474	201,662
Harley-Davidson, Inc.	698	39,353
Tesla, Inc.*	489	122,245
Thor Industries, Inc.	189	20,945
		577,205
Beverages - 12.8%
Brown-Forman Corp., Class A	227	11,316
Brown-Forman Corp., Class B	720	35,107
Coca-Cola Co. (The)	15,320	642,827
Constellation Brands, Inc., Class A	701	111,326
Dr Pepper Snapple Group, Inc.	725	67,744
Molson Coors Brewing Co., Class B	727	72,983
Monster Beverage Corp.*	1,600	66,304
PepsiCo, Inc.	5,660	624,751
		1,632,358
Commercial Services & Supplies - 0.1%
Herman Miller, Inc.	237	7,063
HNI Corp.	176	8,064
		15,127
Distributors - 0.9%
Genuine Parts Co.	587	56,182
LKQ Corp.*	1,213	38,306
Pool Corp.	163	18,698
		113,186
Diversified Financial Services - 0.3%
Leucadia National Corp.	1,279	34,047

Food Products - 12.1%
Archer-Daniels-Midland Co.	2,271	106,669
B&G Foods, Inc.	262	11,135
Bunge Ltd.	550	45,017
Campbell Soup Co.	765	45,403
Conagra Brands, Inc.	1,642	67,667
Darling Ingredients, Inc.*	649	8,443
Dean Foods Co.	357	6,512
Flowers Foods, Inc.	721	13,886
General Mills, Inc.	2,334	140,904
Hain Celestial Group, Inc. (The)*	409	14,470
Hershey Co. (The)	550	59,592
Hormel Foods Corp.	1,065	37,541
Ingredion, Inc.	286	34,575
JM Smucker Co. (The)	460	65,196
Kellogg Co.	997	73,848
Kraft Heinz Co. (The)	2,354	215,414
Lamb Weston Holdings, Inc.	548	21,476
Lancaster Colony Corp.	77	10,149
McCormick & Co., Inc. (Non-Voting)	452	44,486
Mead Johnson Nutrition Co.	729	63,999
Mondelez International, Inc., Class A	6,096	267,736
Pinnacle Foods, Inc.	466	26,623
Post Holdings, Inc.*	256	20,959
Snyder’s-Lance, Inc.	338	13,378
TreeHouse Foods, Inc.*	224	19,058
Tyson Foods, Inc., Class A	1,147	71,756
WhiteWave Foods Co. (The)*	700	38,556
		1,544,448
Household Durables - 3.6%
CalAtlantic Group, Inc.	288	10,175
DR Horton, Inc.	1,339	42,848
Harman International Industries, Inc.	275	30,695
Helen of Troy Ltd.*	111	10,845
Leggett & Platt, Inc.	528	25,967
Lennar Corp., Class A	776	37,861
Lennar Corp., Class B	39	1,533
Mohawk Industries, Inc.*	249	56,364
Newell Brands, Inc.	1,904	93,353
NVR, Inc.*	13	25,154
PulteGroup, Inc.	1,175	25,909
Tempur Sealy International, Inc.*	198	9,146
Toll Brothers, Inc.*	589	20,108
Tupperware Brands Corp.	199	12,018
Whirlpool Corp.	296	52,863
		454,839
Household Products - 12.2%
Church & Dwight Co., Inc.	1,021	50,887
Clorox Co. (The)	508	69,499
Colgate-Palmolive Co.	3,507	255,941
Energizer Holdings, Inc.	243	13,331
Kimberly-Clark Corp.	1,413	187,293
Procter & Gamble Co. (The)	10,561	961,790
Spectrum Brands Holdings, Inc.	96	13,029
		1,551,770
Leisure Products - 1.0%
Brunswick Corp.	354	21,201
Hasbro, Inc.	444	43,010
Mattel, Inc.	1,350	34,736
Polaris Industries, Inc.	235	20,024
Vista Outdoor, Inc.*	232	4,694
		123,665
Machinery - 1.3%
Middleby Corp. (The)*	227	31,487
Snap-on, Inc.	229	38,855
Stanley Black & Decker, Inc.	594	75,527
WABCO Holdings, Inc.*	205	23,017
		168,886
Personal Products - 1.0%
Avon Products, Inc.*	1,727	7,599
Edgewell Personal Care Co.*	229	16,909
Estee Lauder Cos., Inc. (The), Class A	877	72,660
Herbalife Ltd.*	276	15,591
Nu Skin Enterprises, Inc., Class A	202	10,007
		122,766
Software - 1.9%
Activision Blizzard, Inc.	2,698	121,761
Electronic Arts, Inc.*	1,191	103,021
Take-Two Interactive Software, Inc.*	400	22,792
		247,574
Textiles, Apparel & Luxury Goods - 5.1%
Carter’s, Inc.	195	17,162
Coach, Inc.	1,106	42,128
Deckers Outdoor Corp.*	127	6,709
Fossil Group, Inc.*	165	3,120
G-III Apparel Group Ltd.*	172	4,426
Hanesbrands, Inc.	1,492	29,855
Kate Spade & Co.*	506	12,073
Lululemon Athletica, Inc.*	422	27,540
Michael Kors Holdings Ltd.*	648	23,652
NIKE, Inc., Class B	5,273	301,405
PVH Corp.	312	28,579
Ralph Lauren Corp.	223	17,691
Skechers U.S.A., Inc., Class A*	526	13,502

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Steven Madden Ltd.*	216	8,068
Under Armour, Inc., Class A*	726	14,970
Under Armour, Inc., Class C*	729	13,530
VF Corp.	1,307	68,552
Wolverine World Wide, Inc.	390	9,816
		642,778
Tobacco - 11.4%
Altria Group, Inc.	7,697	576,659
Philip Morris International, Inc.	6,122	669,441
Reynolds American, Inc.	3,263	200,903
		1,447,003
TOTAL COMMON STOCKS (Cost $8,855,803)		8,996,569

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 6.0%

REPURCHASE AGREEMENT(b) - 6.0%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $768,405 (Cost $768,395)	768,395	768,395

Total Investments - 76.7% (Cost $9,624,198)		9,764,964
Other Assets Less Liabilities - 23.3%		2,961,905
Net assets - 100.0%		12,726,869

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,681,034.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$423,617
Aggregate gross unrealized depreciation	(301,416)
Net unrealized appreciation	$122,201
Federal income tax cost of investments	$9,642,763

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Goods had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$1,926,895	1/8/2018	Bank of America NA	0.67%	iShares® U.S. Consumer Goods ETF	$98,051
3,345,442	1/8/2018	Bank of America NA	0.98%	Dow Jones U.S. Consumer GoodsSM Index	350,454
5,271,200	1/8/2018	Citibank NA	1.01%	Dow Jones U.S. Consumer GoodsSM Index	742,652
466,151	11/6/2017	Credit Suisse International	1.08%	Dow Jones U.S. Consumer GoodsSM Index	13,692
599,299	1/8/2018	Deutsche Bank AG	0.81%	Dow Jones U.S. Consumer GoodsSM Index	887,393
644,468	11/6/2017	Goldman Sachs International	1.21%	Dow Jones U.S. Consumer GoodsSM Index	102,015
562,328	11/6/2017	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. Consumer GoodsSM Index	31,918
2,386,785	11/6/2018	Morgan Stanley & Co. International plc	0.23%	iShares® U.S. Consumer Goods ETF	175,599
752,141	1/8/2018	Societe Generale	1.18%	Dow Jones U.S. Consumer GoodsSM Index	119,599
507,443	11/6/2018	UBS AG	1.13%	Dow Jones U.S. Consumer GoodsSM Index	36,476
$16,462,152					$2,557,849

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Consumer Services

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.8%

Airlines - 3.4%
Alaska Air Group, Inc.	604	59,083
Allegiant Travel Co.	64	11,142
American Airlines Group, Inc.	2,541	117,801
Delta Air Lines, Inc.	3,611	180,297
JetBlue Airways Corp.*	1,588	31,697
Southwest Airlines Co.	3,019	174,498
Spirit Airlines, Inc.*	340	17,751
United Continental Holdings, Inc.*	1,416	104,912
		697,181
Commercial Services & Supplies - 0.4%
Copart, Inc.*	500	29,570
KAR Auction Services, Inc.	678	30,388
Rollins, Inc.	470	17,183
		77,141
Diversified Consumer Services - 0.7%
Bright Horizons Family Solutions, Inc.*	216	14,928
DeVry Education Group, Inc.	279	8,970
Graham Holdings Co., Class B	23	12,380
Grand Canyon Education, Inc.*	232	14,240
H&R Block, Inc.	1,016	20,889
Houghton Mifflin Harcourt Co.*	501	5,536
Service Corp. International	934	28,702
ServiceMaster Global Holdings, Inc.*	661	26,327
Sotheby’s*	226	10,199
		142,171
Electronic Equipment, Instruments & Components - 0.1%
Dolby Laboratories, Inc., Class A	280	13,689

Food & Staples Retailing - 10.1%
Casey’s General Stores, Inc.	192	21,999
Costco Wholesale Corp.	2,144	379,874
CVS Health Corp.	5,230	421,433
Kroger Co. (The)	4,630	147,234
Rite Aid Corp.*	5,159	30,954
Sprouts Farmers Market, Inc.*	656	12,110
Sysco Corp.	2,467	130,060
United Natural Foods, Inc.*	248	10,677
Walgreens Boots Alliance, Inc.	4,197	362,537
Wal-Mart Stores, Inc.	7,384	523,747
Whole Foods Market, Inc.	1,561	47,876
		2,088,501
Health Care Providers & Services - 2.0%
AmerisourceBergen Corp.	820	75,038
Cardinal Health, Inc.	1,570	127,751
Chemed Corp.	80	14,284
McKesson Corp.	1,040	156,135
VCA, Inc.*	398	36,178
		409,386
Hotels, Restaurants & Leisure - 10.3%
Aramark	1,200	42,888
Bloomin’ Brands, Inc.	517	8,836
Brinker International, Inc.	244	10,307
Buffalo Wild Wings, Inc.*	89	13,795
Carnival Corp.	2,056	115,033
Cheesecake Factory, Inc. (The)	216	13,187
Chipotle Mexican Grill, Inc.*	142	59,461
Choice Hotels International, Inc.	176	10,666
Cracker Barrel Old Country Store, Inc.	118	18,997
Darden Restaurants, Inc.	604	45,107
Domino’s Pizza, Inc.	236	44,795
Dunkin’ Brands Group, Inc.	450	24,754
Hilton Grand Vacations, Inc.*	282	8,443
Hilton Worldwide Holdings, Inc.*	936	53,540
Hyatt Hotels Corp., Class A*	188	9,652
Jack in the Box, Inc.	159	14,900
Las Vegas Sands Corp.	1,793	94,939
Marriott International, Inc., Class A	1,570	136,574
Marriott Vacations Worldwide Corp.	119	11,178
McDonald’s Corp.	4,072	519,791
MGM Resorts International*	2,362	62,097
Norwegian Cruise Line Holdings Ltd.*	802	40,661
Panera Bread Co., Class A*	107	24,696
Royal Caribbean Cruises Ltd.	821	78,898
Six Flags Entertainment Corp.	420	25,456
Starbucks Corp.	7,137	405,881
Texas Roadhouse, Inc.	315	13,325
Vail Resorts, Inc.	196	35,511
Wendy’s Co. (The)	983	13,703
Wyndham Worldwide Corp.	529	44,034
Wynn Resorts Ltd.	389	37,402
Yum! Brands, Inc.	1,710	111,697
		2,150,204
Internet & Direct Marketing Retail - 12.2%
Amazon.com, Inc.*	1,934	1,634,307
Expedia, Inc.	592	70,472
Groupon, Inc.*	1,969	8,329
HSN, Inc.	156	5,881
Liberty Expedia Holdings, Inc., Class A*	265	11,469
Liberty Interactive Corp. QVC Group, Class A*	2,175	41,064
Liberty TripAdvisor Holdings, Inc., Class A*	353	4,748
Liberty Ventures, Series A*	398	17,456
Netflix, Inc.*	2,104	299,042
Priceline Group, Inc. (The)*	242	417,240
Shutterfly, Inc.*	166	7,533
TripAdvisor, Inc.*	560	23,223
		2,540,764
Internet Software & Services - 0.0%(b)
Yelp, Inc.*	296	9,975

IT Services - 0.0%(b)
Acxiom Corp.*	380	10,838

Media - 17.7%
AMC Networks, Inc., Class A*	289	17,285
Cable One, Inc.	23	14,385
CBS Corp., Class A	37	2,476
CBS Corp. (Non-Voting), Class B	1,922	126,698
Charter Communications, Inc., Class A*	1,062	343,090
Cinemark Holdings, Inc.	519	21,730
Comcast Corp., Class A	23,376	874,730
Discovery Communications, Inc., Class A*	745	21,426
Discovery Communications, Inc., Class C*	1,082	30,372
DISH Network Corp., Class A*	1,111	68,882
Gannett Co., Inc.	572	4,988
Interpublic Group of Cos., Inc. (The)	1,947	46,923
John Wiley & Sons, Inc., Class A	220	11,484
Liberty Broadband Corp., Class A*	129	10,870
Liberty Broadband Corp., Class C*	330	28,360
Liberty Global plc, Series C*	3,132	109,902
Liberty Global plc, Class A*	1,260	44,982
Liberty Global plc, Class B*	6	214
Liberty Global plc LiLAC, Class A*	250	6,112
Liberty Global plc LiLAC, Class C*	594	14,606
Liberty Media Corp-Liberty Formula One, Class A*	108	3,252
Liberty Media Corp-Liberty Formula One, Class C*	214	6,570
Liberty Media Corp-Liberty SiriusXM, Class A*	427	16,794
Liberty Media Corp-Liberty SiriusXM, Class C*	863	33,597

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Lions Gate Entertainment Corp., Class A	281	7,522
Lions Gate Entertainment Corp., Class B*	541	13,507
Live Nation Entertainment, Inc.*	648	18,410
Madison Square Garden Co. (The), Class A*	71	12,735
Meredith Corp.	179	11,223
New York Times Co. (The), Class A	597	8,597
News Corp., Class A	1,873	24,012
News Corp., Class B	587	7,748
Omnicom Group, Inc.	1,157	98,461
Regal Entertainment Group, Class A	513	11,071
Scripps Networks Interactive, Inc., Class A	467	37,720
Sinclair Broadcast Group, Inc., Class A	301	12,010
Sirius XM Holdings, Inc.	8,518	43,357
TEGNA, Inc.	1,051	26,937
Time Warner, Inc.	3,781	371,332
Time, Inc.	486	8,529
Tribune Media Co., Class A	360	12,427
Twenty-First Century Fox, Inc., Class A	5,192	155,345
Twenty-First Century Fox, Inc., Class B	2,389	70,117
Viacom, Inc., Class A	46	2,095
Viacom, Inc., Class B	1,703	73,995
Walt Disney Co. (The)	7,180	790,446
		3,677,324
Multiline Retail - 2.3%
Big Lots, Inc.	218	11,192
Dillard’s, Inc., Class A	127	6,924
Dollar General Corp.	1,246	90,983
Dollar Tree, Inc.*	1,158	88,795
JC Penney Co., Inc.*	1,512	9,586
Kohl’s Corp.	865	36,866
Macy’s, Inc.	1,499	49,797
Nordstrom, Inc.	570	26,596
Target Corp.	2,754	161,853
		482,592
Professional Services - 0.7%
Dun & Bradstreet Corp. (The)	180	18,997
IHS Markit Ltd.*	1,614	64,237
Nielsen Holdings plc	1,648	73,106
		156,340
Road & Rail - 0.1%
Avis Budget Group, Inc.*	431	14,904
Hertz Global Holdings, Inc.*	358	8,134
		23,038
Specialty Retail - 12.7%
Aaron’s, Inc.	312	8,511
Abercrombie & Fitch Co., Class A	332	3,971
Advance Auto Parts, Inc.	361	56,536
American Eagle Outfitters, Inc.	838	13,282
Asbury Automotive Group, Inc.*	97	6,320
Ascena Retail Group, Inc.*	831	3,823
AutoNation, Inc.*	322	14,780
AutoZone, Inc.*	142	104,590
Bed Bath & Beyond, Inc.	746	30,138
Best Buy Co., Inc.	1,339	59,090
Burlington Stores, Inc.*	346	30,798
Cabela’s, Inc.*	252	11,804
CarMax, Inc.*	933	60,216
Chico’s FAS, Inc.	634	9,180
CST Brands, Inc.	371	17,856
Dick’s Sporting Goods, Inc.	431	21,098
DSW, Inc., Class A	375	7,886
Five Below, Inc.*	269	10,370
Foot Locker, Inc.	664	50,245
GameStop Corp., Class A	500	12,220
Gap, Inc. (The)	1,076	26,706
Genesco, Inc.*	101	5,888
GNC Holdings, Inc., Class A	335	2,781
Group 1 Automotive, Inc.	97	7,536
Home Depot, Inc. (The)	5,974	865,692
L Brands, Inc.	1,178	61,986
Lithia Motors, Inc., Class A	115	11,002
Lowe’s Cos., Inc.	4,266	317,262
Murphy USA, Inc.*	178	11,339
Office Depot, Inc.	2,591	10,805
O’Reilly Automotive, Inc.*	463	125,802
Ross Stores, Inc.	1,945	133,388
Sally Beauty Holdings, Inc.*	707	15,462
Signet Jewelers Ltd.	341	21,684
Staples, Inc.	3,190	28,678
Tiffany & Co.	525	48,232
TJX Cos., Inc. (The)	3,197	250,805
Tractor Supply Co.	644	45,666
Ulta Beauty, Inc.*	287	78,474
Urban Outfitters, Inc.*	433	11,271
Williams-Sonoma, Inc.	399	19,387
		2,632,560
Trading Companies & Distributors - 0.1%
Beacon Roofing Supply, Inc.*	294	13,359
Herc Holdings, Inc.*	4	207
		13,566
TOTAL COMMON STOCKS (Cost $15,617,897)		15,125,270

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 4.4%

REPURCHASE AGREEMENT(c) - 4.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $916,801 (Cost $916,789)	916,789	916,789

Total Investments - 77.2% (Cost $16,534,686)		16,042,059
Other Assets Less Liabilities - 22.8%		4,729,224
Net assets - 100.0%		20,771,283

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $5,699,134.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$766,876
Aggregate gross unrealized depreciation	(1,404,072)
Net unrealized depreciation	$(637,196)
Federal income tax cost of investments	$16,679,255

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Consumer Services had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$1,786,912	1/8/2018	Bank of America NA	1.03%	Dow Jones U.S. Consumer ServicesSM Index	$46,854
5,968,185	11/6/2018	Bank of America NA	0.67%	iShares® U.S. Consumer Services ETF	607,218
1,908,214	11/6/2017	Citibank NA	1.01%	Dow Jones U.S. Consumer ServicesSM Index	1,084,464
10,834,215	1/8/2018	Credit Suisse International	1.08%	Dow Jones U.S. Consumer ServicesSM Index	1,095,174
696,599	1/8/2018	Deutsche Bank AG	0.91%	Dow Jones U.S. Consumer ServicesSM Index	764,607
638,177	1/8/2018	Goldman Sachs International	0.74%	iShares® U.S. Consumer Services ETF	102,311
1,505,455	11/6/2017	Goldman Sachs International	1.21%	Dow Jones U.S. Consumer ServicesSM Index	237,251
884,606	11/6/2018	Morgan Stanley & Co. International plc	0.23%	iShares® U.S. Consumer Services ETF	86,014
1,109,543	11/6/2017	Morgan Stanley & Co. International plc	0.68%	Dow Jones U.S. Consumer ServicesSM Index	74,738
543,729	11/6/2017	Societe Generale	1.18%	Dow Jones U.S. Consumer ServicesSM Index	114,010
497,376	11/6/2017	UBS AG	1.13%	Dow Jones U.S. Consumer ServicesSM Index	151,597
$26,373,011					$4,364,238

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Financials

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares		Value ($)

COMMON STOCKS(a) - 77.9%

Banks - 25.5%
Associated Banc-Corp.	21,040		541,780
BancorpSouth, Inc.	12,110		375,410
Bank of America Corp.	1,435,851		35,436,803
Bank of Hawaii Corp.	6,066		512,334
Bank of the Ozarks, Inc.	12,911		706,619
BankUnited, Inc.	14,798		586,445
BB&T Corp.	115,297		5,559,621
BOK Financial Corp.	2,997		247,133
Cathay General Bancorp	10,537		413,893
CIT Group, Inc.	28,711		1,231,702
Citigroup, Inc.	404,925		24,218,564
Citizens Financial Group, Inc.	72,734		2,718,070
Comerica, Inc.	24,477		1,744,721
Commerce Bancshares, Inc.	12,391		731,299
Cullen/Frost Bankers, Inc.	7,962		736,246
East West Bancorp, Inc.	20,484		1,108,594
Fifth Third Bancorp	107,367		2,946,151
First Financial Bankshares, Inc.	9,387		413,028
First Horizon National Corp.	33,141		660,832
First Republic Bank	21,837		2,048,966
FNB Corp.	29,652		461,682
Fulton Financial Corp.	24,621		470,877
Glacier Bancorp, Inc.	10,874		401,468
Hancock Holding Co.	11,804		560,100
Huntington Bancshares, Inc.	154,139		2,179,525
IBERIABANK Corp.	6,293		533,332
International Bancshares Corp.	8,248		313,836
Investors Bancorp, Inc.	43,948		642,959
JPMorgan Chase & Co.	508,444		46,075,195
KeyCorp	153,561		2,882,340
M&T Bank Corp.	22,031		3,678,516
MB Financial, Inc.	10,094		454,432
PacWest Bancorp	17,091		941,714
People’s United Financial, Inc.	44,246		849,523
PNC Financial Services Group, Inc. (The)	69,128		8,795,155
Popular, Inc.	14,746		649,709
PrivateBancorp, Inc.	11,322		640,825
Prosperity Bancshares, Inc.	9,873		735,933
Regions Financial Corp.	174,912		2,670,906
Signature Bank*	7,628		1,201,486
SunTrust Banks, Inc.	69,739		4,148,773
SVB Financial Group*	7,401		1,412,777
Synovus Financial Corp.	17,378		733,699
TCF Financial Corp.	24,298		422,785
Texas Capital Bancshares, Inc.*	6,964		620,841
Trustmark Corp.	9,609		317,481
UMB Financial Corp.	6,197		488,448
Umpqua Holdings Corp.	31,290		588,565
United Bankshares, Inc.	11,479		513,685
US Bancorp	227,020		12,486,100
Valley National Bancorp	36,167		447,386
Webster Financial Corp.	13,034		715,958
Wells Fargo & Co.	642,268		37,174,472
Western Alliance Bancorp*	13,437		693,887
Wintrust Financial Corp.	7,356		542,137
Zions Bancorp	28,947		1,299,720
			220,684,438
Capital Markets - 10.8%
Affiliated Managers Group, Inc.	7,789		1,308,007
Ameriprise Financial, Inc.	22,457		2,953,096
Bank of New York Mellon Corp. (The)	150,240		7,082,314
BlackRock, Inc.	17,272		6,692,209
CBOE Holdings, Inc.	12,972		1,012,465
Charles Schwab Corp. (The)	171,415		6,926,880
CME Group, Inc.	48,219		5,856,680
Donnelley Financial Solutions, Inc.*	3,741		86,455
E*TRADE Financial Corp.*	38,897		1,342,335
Eaton Vance Corp.	16,117		751,536
FactSet Research Systems, Inc.	5,674		1,009,405
Federated Investors, Inc., Class B	13,216		359,079
Financial Engines, Inc.	7,565		335,129
Franklin Resources, Inc.	49,302		2,121,958
Goldman Sachs Group, Inc. (The)	52,548		13,035,057
Intercontinental Exchange, Inc.	84,641		4,835,540
Invesco Ltd.	58,050		1,868,630
Janus Capital Group, Inc.	20,240		256,238
Lazard Ltd., Class A	18,439		793,983
Legg Mason, Inc.	12,774		481,835
LPL Financial Holdings, Inc.	11,275		445,813
MarketAxess Holdings, Inc.	5,340		1,042,528
Moody’s Corp.	23,636		2,632,341
Morgan Stanley	204,908		9,358,148
MSCI, Inc.	13,374		1,265,047
Nasdaq, Inc.	16,197		1,151,769
Northern Trust Corp.	30,244		2,641,813
Raymond James Financial, Inc.	17,954		1,410,466
S&P Global, Inc.	36,816		4,766,568
SEI Investments Co.	19,097		961,534
State Street Corp.	51,521		4,106,739
Stifel Financial Corp.*	9,414		507,979
T Rowe Price Group, Inc.	34,590		2,463,154
TD Ameritrade Holding Corp.	34,384		1,344,414
Waddell & Reed Financial, Inc., Class A	11,767		226,397
			93,433,541
Consumer Finance - 3.1%
Ally Financial, Inc.	67,011		1,507,077
American Express Co.	109,243		8,745,995
Capital One Financial Corp.	68,531		6,432,320
Discover Financial Services	56,041		3,986,757
LendingClub Corp.*	45,381		242,334
Navient Corp.	43,068		663,678
PRA Group, Inc.*	6,585		268,668
SLM Corp.*	60,854		729,639
Synchrony Financial	111,428		4,038,151
			26,614,619
Diversified Financial Services - 5.5%
Berkshire Hathaway, Inc., Class B*	269,814		46,251,516
Voya Financial, Inc.	27,654		1,140,174
			47,391,690
Equity Real Estate Investment Trusts (REITs) - 15.2%
Acadia Realty Trust	11,490		368,025
Alexandria Real Estate Equities, Inc.	12,629		1,506,766
American Campus Communities, Inc.	18,770		959,147
American Homes 4 Rent, Class A	30,748		730,880
American Tower Corp.	60,487		6,943,303
Apartment Investment & Management Co., Class A	22,293		1,037,293
Apple Hospitality REIT, Inc.	22,217		436,342
AvalonBay Communities, Inc.	19,513		3,586,099
Boston Properties, Inc.	21,850		3,037,806
Brandywine Realty Trust	24,886		414,601
Brixmor Property Group, Inc.	37,188		867,968
Camden Property Trust	12,430		1,052,199
Care Capital Properties, Inc.	11,930		313,640
CBL & Associates Properties, Inc.	24,269		243,418
Colony NorthStar, Inc., Class A*	78,814		1,156,987
Colony Starwood Homes	—	(b)	13
Columbia Property Trust, Inc.	17,545		405,114
CoreCivic, Inc.	16,703		562,891
CoreSite Realty Corp.	4,816		433,777
Corporate Office Properties Trust	13,465		459,022
Cousins Properties, Inc.	48,630		415,786
Crown Castle International Corp.	51,239		4,792,384
CubeSmart	25,582		697,109

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
CyrusOne, Inc.	10,559	537,453
DCT Industrial Trust, Inc.	12,934	618,763
DDR Corp.	43,717	632,148
DiamondRock Hospitality Co.	28,463	309,393
Digital Realty Trust, Inc.	22,584	2,439,072
Douglas Emmett, Inc.	20,454	825,114
Duke Realty Corp.	50,399	1,292,230
DuPont Fabros Technology, Inc.	10,739	552,951
EastGroup Properties, Inc.	4,652	345,830
Education Realty Trust, Inc.	10,379	437,475
EPR Properties	9,041	695,795
Equinix, Inc.	10,142	3,814,102
Equity Commonwealth*	17,837	557,585
Equity LifeStyle Properties, Inc.	11,394	907,190
Equity One, Inc.	13,199	417,880
Equity Residential	51,958	3,276,991
Essex Property Trust, Inc.	9,309	2,184,822
Extra Space Storage, Inc.	17,877	1,415,680
Federal Realty Investment Trust	10,200	1,435,446
First Industrial Realty Trust, Inc.	16,613	446,890
Forest City Realty Trust, Inc., Class A	30,891	705,859
Four Corners Property Trust, Inc.	8,510	188,752
Gaming and Leisure Properties, Inc.	27,665	885,280
GEO Group, Inc. (The)	10,659	507,475
GGP, Inc.*	82,972	2,062,684
Gramercy Property Trust	19,987	558,837
HCP, Inc.	66,440	2,178,568
Healthcare Realty Trust, Inc.	16,466	526,253
Healthcare Trust of America, Inc., Class A	20,138	647,839
Highwoods Properties, Inc.	14,240	747,458
Hospitality Properties Trust	23,341	741,777
Host Hotels & Resorts, Inc.	105,129	1,891,271
Hudson Pacific Properties, Inc.	20,772	759,840
Iron Mountain, Inc.	34,814	1,265,489
Kilroy Realty Corp.	13,875	1,070,456
Kimco Realty Corp.	60,393	1,464,530
Kite Realty Group Trust	11,871	268,878
Lamar Advertising Co., Class A	11,753	887,116
LaSalle Hotel Properties	16,069	464,394
Lexington Realty Trust	30,320	338,371
Liberty Property Trust	20,887	823,783
Life Storage, Inc.	6,593	584,338
Macerich Co. (The)	17,155	1,155,904
Mack-Cali Realty Corp.	12,744	371,488
Medical Properties Trust, Inc.	45,505	610,677
Mid-America Apartment Communities, Inc.	16,132	1,657,201
National Health Investors, Inc.	5,662	428,727
National Retail Properties, Inc.	20,905	945,742
Omega Healthcare Investors, Inc.	27,728	905,042
Outfront Media, Inc.	19,615	509,009
Paramount Group, Inc.	24,820	432,613
Park Hotels & Resorts, Inc.*	16,314	416,660
Parkway, Inc.*	6,071	127,370
Pebblebrook Hotel Trust	10,239	294,371
Physicians Realty Trust	19,263	383,719
Piedmont Office Realty Trust, Inc., Class A	20,636	473,390
Potlatch Corp.	5,757	254,747
Prologis, Inc.	75,112	3,834,468
Public Storage	21,194	4,820,787
Quality Care Properties, Inc.*	13,299	252,415
Rayonier, Inc.	17,410	498,622
Realty Income Corp.	36,745	2,251,734
Regency Centers Corp.	14,848	1,044,557
Retail Properties of America, Inc., Class A	33,730	519,779
RLJ Lodging Trust	17,662	401,987
Ryman Hospitality Properties, Inc.	7,248	467,279
SBA Communications Corp., Class A*	17,630	2,041,025
Senior Housing Properties Trust	33,753	691,936
Simon Property Group, Inc.	44,650	8,233,460
SL Green Realty Corp.	14,397	1,622,254
Spirit Realty Capital, Inc.	68,711	755,134
STORE Capital Corp.	22,151	551,781
Sun Communities, Inc.	9,443	782,164
Sunstone Hotel Investors, Inc.	30,764	453,769
Tanger Factory Outlet Centers, Inc.	13,651	462,359
Taubman Centers, Inc.	8,587	599,029
UDR, Inc.	37,974	1,386,051
Uniti Group, Inc.*	19,923	577,169
Urban Edge Properties	13,039	361,571
Ventas, Inc.	50,316	3,273,056
VEREIT, Inc.	138,423	1,255,497
Vornado Realty Trust	24,437	2,684,893
Washington Prime Group, Inc.	26,348	244,246
Washington REIT	10,597	346,628
Weingarten Realty Investors	16,741	593,803
Welltower, Inc.	51,513	3,625,485
Weyerhaeuser Co.	106,294	3,584,234
WP Carey, Inc.	15,102	952,785
Xenia Hotels & Resorts, Inc.	15,189	266,871
		131,536,116
Insurance - 11.7%
Aflac, Inc.	57,988	4,195,432
Alleghany Corp.*	2,191	1,414,948
Allied World Assurance Co. Holdings AG	12,362	652,961
Allstate Corp. (The)	52,325	4,299,022
American Financial Group, Inc.	10,366	975,026
American International Group, Inc.	138,651	8,862,572
AmTrust Financial Services, Inc.	15,258	350,934
Aon plc	37,384	4,323,460
Arch Capital Group Ltd.*	17,434	1,648,733
Arthur J. Gallagher & Co.	25,284	1,439,924
Aspen Insurance Holdings Ltd.	8,556	479,564
Assurant, Inc.	8,101	801,999
Assured Guaranty Ltd.	18,525	761,563
Axis Capital Holdings Ltd.	12,567	870,893
Brown & Brown, Inc.	16,337	704,125
Chubb Ltd.	66,121	9,135,938
Cincinnati Financial Corp.	21,303	1,554,267
CNO Financial Group, Inc.	24,660	515,641
Endurance Specialty Holdings Ltd.	9,126	848,079
Erie Indemnity Co., Class A	2,625	311,351
Everest Re Group Ltd.	5,808	1,365,693
First American Financial Corp.	15,605	609,687
FNF Group	38,642	1,481,148
Genworth Financial, Inc., Class A*	70,815	289,633
Hanover Insurance Group, Inc. (The)	6,045	544,171
Hartford Financial Services Group, Inc. (The)	53,673	2,624,073
Kemper Corp.	6,910	293,329
Lincoln National Corp.	32,477	2,278,586
Loews Corp.	39,261	1,844,482
Markel Corp.*	1,988	1,947,703
Marsh & McLennan Cos., Inc.	73,262	5,383,292
Mercury General Corp.	5,183	303,879
MetLife, Inc.	156,179	8,190,027
Old Republic International Corp.	34,702	718,678
Primerica, Inc.	6,508	525,521
Principal Financial Group, Inc.	38,016	2,377,521
ProAssurance Corp.	7,566	447,151
Progressive Corp. (The)	82,456	3,230,626
Prudential Financial, Inc.	61,100	6,753,994
Reinsurance Group of America, Inc.	9,124	1,186,667
RenaissanceRe Holdings Ltd.	5,848	863,399
RLI Corp.	5,428	317,267

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Torchmark Corp.	15,680	1,215,670
Travelers Cos., Inc. (The)	40,363	4,933,973
Unum Group	32,982	1,610,511
Validus Holdings Ltd.	11,277	650,232
White Mountains Insurance Group Ltd.	649	607,633
Willis Towers Watson plc	18,265	2,345,774
WR Berkley Corp.	13,797	979,863
XL Group Ltd.	38,231	1,547,973
		101,614,588
IT Services - 4.6%
Mastercard, Inc., Class A	135,251	14,939,825
Visa, Inc., Class A	265,369	23,336,550
Western Union Co. (The)	68,894	1,353,078
		39,629,453
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
AGNC Investment Corp.	47,039	923,376
Annaly Capital Management, Inc.	144,774	1,606,991
ARMOUR Residential REIT, Inc.	2	45
Blackstone Mortgage Trust, Inc., Class A	13,344	415,532
Chimera Investment Corp.	25,341	487,561
CYS Investments, Inc.	21,518	172,574
Invesco Mortgage Capital, Inc.	15,856	246,561
MFA Financial, Inc.	52,737	422,951
New Residential Investment Corp.	42,622	719,033
Starwood Property Trust, Inc.	36,431	832,813
Two Harbors Investment Corp.	49,395	459,373
		6,286,810
Real Estate Management & Development - 0.5%
Alexander & Baldwin, Inc.	6,547	293,502
CBRE Group, Inc., Class A*	42,653	1,519,300
Howard Hughes Corp. (The)*	5,095	592,905
Jones Lang LaSalle, Inc.	6,424	736,833
Realogy Holdings Corp.	20,267	561,396
RMR Group, Inc. (The), Class A	1	52
St Joe Co. (The)*	10,564	174,834
		3,878,822
Thrifts & Mortgage Finance - 0.3%
Capitol Federal Financial, Inc.	17,954	270,926
MGIC Investment Corp.*	48,406	515,524
New York Community Bancorp, Inc.	69,207	1,057,483
Radian Group, Inc.	30,468	567,010
Washington Federal, Inc.	12,658	428,473
		2,839,416
TOTAL COMMON STOCKS (Cost $532,177,430)		673,909,493

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 7.2%

REPURCHASE AGREEMENT(c) - 7.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $62,062,608 (Cost $62,061,758)	62,061,758	62,061,758

Total Investments - 85.1% (Cost $594,239,188)		735,971,251
Other Assets Less Liabilities - 14.9%		129,176,323
Net assets - 100.0%		865,147,574

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $217,504,662.
(b)	Amount represents less than one share.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$157,748,263
Aggregate gross unrealized depreciation	(15,435,994)
Net unrealized appreciation	$142,312,269
Federal income tax cost of investments	$593,658,982

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Financials had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$112,505,827	11/6/2017	Bank of America NA	0.72%	iShares® U.S. Financials ETF	$25,535,976
316,029,151	11/6/2017	Bank of America NA	1.03%	Dow Jones U.S. FinancialsSM Index	63,697,149
50,522,336	11/6/2017	Citibank NA	1.41%	Dow Jones U.S. FinancialsSM Index	8,043,784
19,193,799	11/6/2017	Credit Suisse International	1.23%	Dow Jones U.S. FinancialsSM Index	3,295,584
32,850,701	1/8/2018	Goldman Sachs International	1.21%	Dow Jones U.S. FinancialsSM Index	9,291,461
47,241,134	11/6/2017	Morgan Stanley & Co. International plc	1.18%	Dow Jones U.S. FinancialsSM Index	5,891,174
113,252,906	11/6/2017	Morgan Stanley & Co. International plc	1.03%	iShares® U.S. Financials ETF	10,766,085
144,928,940	11/6/2017	Societe Generale	1.28%	Dow Jones U.S. FinancialsSM Index	15,289,343
219,024,959	11/6/2017	UBS AG	1.38%	Dow Jones U.S. FinancialsSM Index	(16,046,367)
$1,055,549,753					$125,764,189

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Gold Miners

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND(a) - 47.6%

VanEck Vectors Gold Miners ETF (Cost $7,196,988)	270,143	6,172,768

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 47.3%

REPURCHASE AGREEMENT(b) - 47.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $6,129,386 (Cost $6,129,302)	6,129,302	6,129,302

Total Investments - 94.9% (Cost $13,326,290)		12,302,070
Other Assets Less Liabilities - 5.1%		661,888
Net assets - 100.0%		12,963,958

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,581,098.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,024,220)
Net unrealized depreciation	$(1,024,220)
Federal income tax cost of investments	$13,326,290

Swap Agreements(2)

Ultra Gold Miners had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Depreciation
$6,011,710	11/6/2018	Bank of America NA	1.28%	VanEck Vectors Gold Miners ETF	$(494,041)
4,048,832	1/8/2018	Goldman Sachs International	1.26%	VanEck Vectors Gold Miners ETF	(860,075)
2,647,625	11/6/2018	Morgan Stanley & Co. International plc	1.68%	VanEck Vectors Gold Miners ETF	(780,664)
5,830,025	11/6/2018	Societe Generale	1.28%	VanEck Vectors Gold Miners ETF	(378,055)
1,260,888	11/6/2018	UBS AG	1.23%	VanEck Vectors Gold Miners ETF	(170,190)
$19,799,080					$(2,683,025)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Junior Miners
Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND(a) - 65.9%

VanEck Vectors Junior Gold Miners ETF (Cost $5,934,727)	124,638	4,602,881

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 20.8%

REPURCHASE AGREEMENT(b) - 20.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $1,451,061 (Cost $1,451,042)	1,451,042	1,451,042

Total Investments - 86.7% (Cost $7,385,769)		6,053,923
Other Assets Less Liabilities - 13.3%		930,825
Net assets - 100.0%		6,984,748

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,348,416.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,331,846)
Net unrealized depreciation	$(1,331,846)
Federal income tax cost of investments	$7,385,769

Swap Agreements(2)

Ultra Junior Miners had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$2,752,555	11/6/2018	Bank of America NA	1.28%	VanEck Vectors Junior Gold Miners ETF	$(31,504)
174,925	11/6/2017	Goldman Sachs International	1.06%	VanEck Vectors Junior Gold Miners ETF	(131,472)
42,319	1/8/2018	Morgan Stanley & Co. International plc	1.68%	VanEck Vectors Junior Gold Miners ETF	1,657
81,005	11/6/2018	Societe Generale	1.28%	VanEck Vectors Junior Gold Miners ETF	(2,216)
6,334,181	11/6/2017	UBS AG	1.23%	VanEck Vectors Junior Gold Miners ETF	(1,812,677)
$9,384,985					$(1,976,212)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

See accompanying notes to schedules of portfolio investments.

Ultra Health Care

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.5%

Biotechnology - 16.8%
AbbVie, Inc.	33,434	2,067,559
ACADIA Pharmaceuticals, Inc.*	1,944	74,086
Agios Pharmaceuticals, Inc.*	674	32,649
Alexion Pharmaceuticals, Inc.*	4,614	605,587
Alkermes plc*	3,127	176,675
Alnylam Pharmaceuticals, Inc.*	1,465	75,653
Amgen, Inc.	15,305	2,701,792
AquaBounty Technologies, Inc.*	19	270
Biogen, Inc.*	4,476	1,291,774
BioMarin Pharmaceutical, Inc.*	3,538	332,324
Bioverativ, Inc.*	2,238	116,555
Bluebird Bio, Inc.*	835	73,188
Celgene Corp.*	15,949	1,969,861
Gilead Sciences, Inc.	27,105	1,910,360
Incyte Corp.*	3,604	479,692
Intercept Pharmaceuticals, Inc.*	362	46,188
Intrexon Corp.*	1,244	27,691
Ionis Pharmaceuticals, Inc.*	2,494	124,126
Juno Therapeutics, Inc.*	1,568	37,695
Kite Pharma, Inc.*	913	64,613
Ligand Pharmaceuticals, Inc.*	391	40,910
Myriad Genetics, Inc.*	1,408	27,357
Neurocrine Biosciences, Inc.*	1,787	78,914
Novavax, Inc.*	5,580	8,426
OPKO Health, Inc.*	7,456	62,556
Portola Pharmaceuticals, Inc.*	1,163	40,333
Radius Health, Inc.*	763	32,153
Regeneron Pharmaceuticals, Inc.*	1,555	580,792
Seattle Genetics, Inc.*	1,980	129,987
TESARO, Inc.*	703	132,424
Ultragenyx Pharmaceutical, Inc.*	773	65,767
United Therapeutics Corp.*	873	128,960
Vertex Pharmaceuticals, Inc.*	5,103	462,434
		13,999,351
Commercial Services & Supplies - 0.1%
Healthcare Services Group, Inc.	1,493	61,780

Health Care Equipment & Supplies - 14.5%
Abbott Laboratories	35,404	1,596,005
ABIOMED, Inc.*	830	97,915
Alere, Inc.*	1,790	68,557
Align Technology, Inc.*	1,541	158,353
Baxter International, Inc.	10,071	512,815
Becton Dickinson and Co.	4,368	799,562
Boston Scientific Corp.*	28,014	687,744
Cooper Cos., Inc. (The)	1,003	199,737
CR Bard, Inc.	1,513	371,048
Danaher Corp.	12,523	1,071,343
DENTSPLY SIRONA, Inc.	4,750	301,720
DexCom, Inc.*	1,739	135,920
Edwards Lifesciences Corp.*	4,399	413,682
Haemonetics Corp.*	1,063	39,682
Halyard Health, Inc.*	960	37,498
Hill-Rom Holdings, Inc.	1,230	81,733
Hologic, Inc.*	5,724	232,280
IDEXX Laboratories, Inc.*	1,845	267,414
Intuitive Surgical, Inc.*	797	587,389
Medtronic plc	28,248	2,285,546
NuVasive, Inc.*	1,036	77,451
ResMed, Inc.	2,900	208,887
STERIS plc	1,753	122,938
Stryker Corp.	6,394	822,013
Teleflex, Inc.	906	173,209
Varex Imaging Corp.*	770	26,811
Varian Medical Systems, Inc.*	1,922	161,237
West Pharmaceutical Services, Inc.	1,506	124,200
Zimmer Biomet Holdings, Inc.	4,121	482,487
		12,145,176
Health Care Providers & Services - 12.5%
Acadia Healthcare Co., Inc.*	1,566	70,032
Aetna, Inc.	7,219	929,519
Anthem, Inc.	5,420	893,325
Brookdale Senior Living, Inc.*	3,828	55,123
Centene Corp.*	3,516	247,878
Cigna Corp.	5,282	786,490
Community Health Systems, Inc.*	2,339	22,805
DaVita, Inc.*	3,249	225,513
Envision Healthcare Corp.*	2,414	168,980
Express Scripts Holding Co.*	12,686	896,266
HCA Holdings, Inc.*	6,013	524,574
HealthSouth Corp.	1,847	78,165
Henry Schein, Inc.*	1,656	284,103
Humana, Inc.	3,068	648,115
Laboratory Corp. of America Holdings*	2,119	301,449
LifePoint Health, Inc.*	826	52,905
Magellan Health, Inc.*	478	33,054
MEDNAX, Inc.*	1,906	135,688
Molina Healthcare, Inc.*	877	42,543
Owens & Minor, Inc.	1,265	45,641
Patterson Cos., Inc.	1,714	77,901
Quest Diagnostics, Inc.	2,852	277,899
Tenet Healthcare Corp.*	1,640	31,652
UnitedHealth Group, Inc.	19,582	3,238,471
Universal Health Services, Inc., Class B	1,845	231,732
WellCare Health Plans, Inc.*	911	128,633
		10,428,456
Life Sciences Tools & Services - 3.1%
Bio-Rad Laboratories, Inc., Class A*	427	83,111
Bio-Techne Corp.	768	81,654
Bruker Corp.	2,178	52,599
Charles River Laboratories International, Inc.*	974	84,709
Illumina, Inc.*	3,022	505,883
PAREXEL International Corp.*	1,096	70,900
Quintiles IMS Holdings, Inc.*	2,786	215,609
Thermo Fisher Scientific, Inc.	8,127	1,281,465
Waters Corp.*	1,658	256,973
		2,632,903
Pharmaceuticals - 26.5%
Akorn, Inc.*	1,804	37,541
Allergan plc	7,717	1,889,276
Bristol-Myers Squibb Co.	34,383	1,949,860
Catalent, Inc.*	2,566	73,644
Eli Lilly & Co.	19,987	1,655,123
Endo International plc*	4,081	55,706
Horizon Pharma plc*	3,318	53,254
Impax Laboratories, Inc.*	1,520	21,660
Jazz Pharmaceuticals plc*	1,232	163,388
Johnson & Johnson	55,971	6,840,216
Mallinckrodt plc*	2,178	114,171
Medicines Co. (The)*	1,431	75,013
Merck & Co., Inc.	56,724	3,736,410
Mylan NV*	9,468	396,236
Pacira Pharmaceuticals, Inc.*	769	33,605
Perrigo Co. plc	2,950	220,571
Pfizer, Inc.	124,847	4,259,780
Prestige Brands Holdings, Inc.*	1,089	61,659
Zoetis, Inc.	10,160	541,630
		22,178,743
TOTAL COMMON STOCKS (Cost $63,428,864)		61,446,409

See accompanying notes to schedules of portfolio investments.

Investments	No. of Rights	Value ($)

RIGHT - 0.0%(b)

Biotechnology - 0.0%(b)
Dyax Corp., CVR (Cost $—)*(c)(d)	5,189	5,760

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 4.2%

REPURCHASE AGREEMENT(e) - 4.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,495,103 (Cost $3,495,056)	3,495,056	3,495,056

Total Investments - 77.7% (Cost $66,923,920)		64,947,225
Other Assets Less Liabilities - 22.3%		18,618,401
Net assets - 100.0%		83,565,626

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $4,521,076.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of 2/28/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 2/28/2017 amounted to $5,760, which represents approximately 0.01% of net assets of the Fund.

(d)	Illiquid security.
(e)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations

CVR               Contingent Value Rights – No defined expiration

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,796,517
Aggregate gross unrealized depreciation	(3,826,875)
Net unrealized depreciation	$(2,030,358)
Federal income tax cost of investments	$66,977,583

Swap Agreements

Ultra Health Care had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$95,836	1/8/2018	Bank of America NA	0.67%	iShares® U.S. Healthcare ETF	$3,290
1,754,572	1/8/2018	Bank of America NA	0.98%	Dow Jones U.S. Health CareSM Index	6,910,834
490,473	11/6/2017	Citibank NA	1.01%	Dow Jones U.S. Health CareSM Index	27,373
8,245,844	11/6/2017	Credit Suisse International	1.08%	Dow Jones U.S. Health CareSM Index	910,222
151,439	1/8/2018	Goldman Sachs International	0.74%	iShares® U.S. Healthcare ETF	58,800
305,766	1/8/2018	Goldman Sachs International	1.21%	Dow Jones U.S. Health CareSM Index	20,813
152,902	11/6/2018	Morgan Stanley & Co. International plc	1.08%	iShares® U.S. Healthcare ETF	14,638
6,907,132	11/6/2017	Morgan Stanley & Co. International plc	1.08%	Dow Jones U.S. Health CareSM Index	769,670
74,019,478	11/6/2017	Societe Generale	1.18%	Dow Jones U.S. Health CareSM Index	8,962,434
13,387,813	1/8/2018	UBS AG	1.13%	Dow Jones U.S. Health CareSM Index	401,305
$105,511,255					$18,079,379

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Industrials

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 73.7%

Aerospace & Defense - 13.3%
Arconic, Inc.	2,520	72,551
B/E Aerospace, Inc.	584	37,142
Boeing Co. (The)	3,299	594,579
BWX Technologies, Inc.	570	26,471
Curtiss-Wright Corp.	254	24,849
DigitalGlobe, Inc.*	358	11,331
Esterline Technologies Corp.*	170	15,113
General Dynamics Corp.	1,645	312,237
HEICO Corp.	122	10,022
HEICO Corp., Class A	206	14,616
Hexcel Corp.	527	28,974
Huntington Ingalls Industries, Inc.	266	58,121
KLX, Inc.*	303	15,253
L3 Technologies, Inc.	444	74,734
Lockheed Martin Corp.	1,448	386,008
Moog, Inc., Class A*	185	12,502
Northrop Grumman Corp.	1,013	250,302
Orbital ATK, Inc.	337	31,146
Raytheon Co.	1,688	260,205
Rockwell Collins, Inc.	749	71,597
Spirit AeroSystems Holdings, Inc., Class A	699	43,065
Teledyne Technologies, Inc.*	201	26,413
Textron, Inc.	1,553	73,457
TransDigm Group, Inc.	288	73,210
Triumph Group, Inc.	285	7,923
United Technologies Corp.	4,401	495,333
		3,027,154
Air Freight & Logistics - 3.7%
CH Robinson Worldwide, Inc.	814	65,421
Expeditors International of Washington, Inc.	1,037	58,466
FedEx Corp.	1,405	271,137
Hub Group, Inc., Class A*	191	9,646
United Parcel Service, Inc., Class B	3,962	419,021
XPO Logistics, Inc.*	465	23,710
		847,401
Building Products - 2.3%
Allegion plc	551	39,997
AO Smith Corp.	849	42,756
Armstrong World Industries, Inc.*	285	13,110
Fortune Brands Home & Security, Inc.	887	51,295
Johnson Controls International plc	5,384	225,805
Lennox International, Inc.	223	36,710
Masco Corp.	1,887	63,743
Owens Corning	651	38,077
USG Corp.*	521	17,573
		529,066
Chemicals - 0.8%
Sherwin-Williams Co. (The)	465	143,471
Valspar Corp. (The)	420	46,712
		190,183
Commercial Services & Supplies - 1.9%
Cintas Corp.	495	58,415
Clean Harbors, Inc.*	300	17,388
Covanta Holding Corp.	750	12,150
Deluxe Corp.	279	20,532
LSC Communications, Inc.	153	4,348
MSA Safety, Inc.	179	12,933
Republic Services, Inc.	1,329	82,331
RR Donnelley & Sons Co.	401	6,725
Stericycle, Inc.*	489	40,528
Tetra Tech, Inc.	328	13,202
Waste Management, Inc.	2,337	171,349
		439,901
Construction & Engineering - 1.0%
AECOM*	885	32,170
Chicago Bridge & Iron Co. NV	575	19,303
EMCOR Group, Inc.	349	21,456
Fluor Corp.	800	44,312
Jacobs Engineering Group, Inc.	694	39,149
KBR, Inc.	820	12,341
Quanta Services, Inc.*	869	32,431
Valmont Industries, Inc.	129	20,285
		221,447
Construction Materials - 0.9%
Eagle Materials, Inc.	277	28,728
Martin Marietta Materials, Inc.	365	78,822
Vulcan Materials Co.	760	91,663
		199,213
Containers & Packaging - 2.8%
AptarGroup, Inc.	360	26,823
Avery Dennison Corp.	511	41,243
Ball Corp.	1,005	73,898
Bemis Co., Inc.	539	26,718
Berry Plastics Group, Inc.*	736	37,043
Crown Holdings, Inc.*	803	43,033
Graphic Packaging Holding Co.	1,825	24,364
International Paper Co.	2,363	124,530
Owens-Illinois, Inc.*	932	18,454
Packaging Corp. of America	537	49,635
Sealed Air Corp.	1,111	51,639
Silgan Holdings, Inc.	215	12,818
Sonoco Products Co.	574	30,606
WestRock Co.	1,443	77,518
		638,322
Electrical Equipment - 3.4%
Acuity Brands, Inc.	253	53,459
AMETEK, Inc.	1,330	71,780
Eaton Corp. plc	2,596	186,860
Emerson Electric Co.	3,694	222,009
EnerSys	250	19,182
Generac Holdings, Inc.*	367	14,328
Hubbell, Inc.	296	35,112
Regal Beloit Corp.	257	19,134
Rockwell Automation, Inc.	737	111,361
Sensata Technologies Holding NV*	982	40,311
		773,536
Electronic Equipment, Instruments & Components - 3.1%
Amphenol Corp., Class A	1,773	122,709
Anixter International, Inc.*	163	13,578
Arrow Electronics, Inc.*	515	37,183
Avnet, Inc.	734	33,823
Belden, Inc.	242	17,097
Cognex Corp.	492	37,791
FLIR Systems, Inc.	782	28,707
IPG Photonics Corp.*	214	25,316
Itron, Inc.*	191	12,358
Jabil Circuit, Inc.	1,067	27,219
Keysight Technologies, Inc.*	977	36,735
Littelfuse, Inc.	129	20,827
National Instruments Corp.	608	19,602
TE Connectivity Ltd.	2,042	152,068
Trimble, Inc.*	1,440	44,683
Universal Display Corp.*	256	21,722
VeriFone Systems, Inc.*	638	13,187
Vishay Intertechnology, Inc.	769	12,189
Zebra Technologies Corp., Class A*	303	27,485
		704,279
Industrial Conglomerates - 12.6%
3M Co.	3,457	644,212
Carlisle Cos., Inc.	371	38,324
General Electric Co.	50,842	1,515,600
Honeywell International, Inc.	4,380	545,310

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Roper Technologies, Inc.	583	121,964
		2,865,410
Internet Software & Services - 0.2%
CoStar Group, Inc.*	187	37,995

IT Services - 8.8%
Accenture plc, Class A	3,565	436,713
Alliance Data Systems Corp.	332	80,669
Automatic Data Processing, Inc.	2,593	266,094
Booz Allen Hamilton Holding Corp.	857	30,655
Broadridge Financial Solutions, Inc.	684	47,422
Conduent, Inc.*	979	15,752
Convergys Corp.	548	11,990
CoreLogic, Inc.*	496	19,438
Euronet Worldwide, Inc.*	300	24,834
Fidelity National Information Services, Inc.	1,886	155,161
First Data Corp., Class A*	1,088	17,517
Fiserv, Inc.*	1,247	143,904
FleetCor Technologies, Inc.*	533	90,610
Genpact Ltd.*	785	19,028
Global Payments, Inc.	883	70,366
Jack Henry & Associates, Inc.	449	42,103
MAXIMUS, Inc.	372	22,197
NeuStar, Inc., Class A*	314	10,409
Paychex, Inc.	1,850	113,627
PayPal Holdings, Inc.*	6,449	270,858
Sabre Corp.	1,192	26,117
Total System Services, Inc.	951	51,810
WEX, Inc.*	221	24,582
		1,991,856
Life Sciences Tools & Services - 0.9%
Agilent Technologies, Inc.	1,864	95,623
Mettler-Toledo International, Inc.*	151	71,909
PerkinElmer, Inc.	630	34,184
		201,716
Machinery - 9.3%
Actuant Corp., Class A	339	9,001
AGCO Corp.	388	23,637
Allison Transmission Holdings, Inc.	950	34,181
Caterpillar, Inc.	3,363	325,068
Colfax Corp.*	564	21,460
Crane Co.	287	20,747
Cummins, Inc.	886	131,562
Deere & Co.	1,662	181,972
Donaldson Co., Inc.	759	32,599
Dover Corp.	893	71,529
Flowserve Corp.	750	34,838
Fortive Corp.	1,729	99,677
Graco, Inc.	320	29,043
Hillenbrand, Inc.	362	13,159
IDEX Corp.	438	40,379
Illinois Tool Works, Inc.	1,816	239,730
Ingersoll-Rand plc	1,485	117,850
ITT, Inc.	507	20,772
Joy Global, Inc.	564	15,899
Kennametal, Inc.	459	17,024
Lincoln Electric Holdings, Inc.	357	30,063
Manitowoc Foodservice, Inc.*	796	15,172
Mueller Industries, Inc.	330	13,801
Nordson Corp.	306	36,732
Oshkosh Corp.	428	29,057
PACCAR, Inc.	2,015	134,622
Parker-Hannifin Corp.	767	118,762
Pentair plc	961	55,796
Terex Corp.	609	19,025
Timken Co. (The)	402	17,768
Toro Co. (The)	628	37,812
Trinity Industries, Inc.	875	23,485
Wabtec Corp.	512	41,021
Woodward, Inc.	319	22,474
Xylem, Inc.	1,031	49,612
		2,125,329
Marine - 0.1%
Kirby Corp.*	310	21,452

Multi-Utilities - 0.1%
MDU Resources Group, Inc.	1,122	30,417

Paper & Forest Products - 0.1%
Louisiana-Pacific Corp.*	817	19,265

Professional Services - 1.2%
Advisory Board Co. (The)*	231	10,395
CEB, Inc.	185	14,347
Equifax, Inc.	688	90,204
FTI Consulting, Inc.*	244	9,819
ManpowerGroup, Inc.	385	37,360
Robert Half International, Inc.	741	35,746
Verisk Analytics, Inc.*	895	74,213
		272,084
Road & Rail - 5.2%
CSX Corp.	5,383	261,399
Genesee & Wyoming, Inc., Class A*	352	26,097
JB Hunt Transport Services, Inc.	503	49,380
Kansas City Southern	618	54,773
Landstar System, Inc.	240	20,832
Norfolk Southern Corp.	1,678	203,088
Old Dominion Freight Line, Inc.*	398	36,520
Ryder System, Inc.	307	23,378
Union Pacific Corp.	4,736	511,204
		1,186,671
Trading Companies & Distributors - 1.8%
Air Lease Corp.	550	21,411
Applied Industrial Technologies, Inc.	224	14,123
Fastenal Co.	1,661	83,100
GATX Corp.	229	13,300
HD Supply Holdings, Inc.*	1,155	49,665
MRC Global, Inc.*	548	11,075
MSC Industrial Direct Co., Inc., Class A	257	25,852
NOW, Inc.*	618	11,829
United Rentals, Inc.*	484	61,967
Watsco, Inc.	148	21,944
WESCO International, Inc.*	240	16,680
WW Grainger, Inc.	315	78,107
		409,053
Transportation Infrastructure - 0.2%
Macquarie Infrastructure Corp.	433	33,315

TOTAL COMMON STOCKS (Cost $16,057,470)		16,765,065

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 4.4%

REPURCHASE AGREEMENT(b) - 4.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $1,013,386 (Cost $1,013,373)	1,013,373	1,013,373

Total Investments - 78.1% (Cost $17,070,843)		17,778,438
Other Assets Less Liabilities - 21.9%		4,997,009
Net assets - 100.0%		22,775,447

See accompanying notes to schedules of portfolio investments.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $9,180,239.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,092,328
Aggregate gross unrealized depreciation	(413,371)
Net unrealized appreciation	$678,957
Federal income tax cost of investments	$17,099,481

Swap Agreements

Ultra Industrials had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$2,822,555	1/8/2018	Bank of America NA	0.98%	Dow Jones U.S. IndustrialsSM Index	$311,294
3,328,988	11/6/2018	Bank of America NA	0.67%	iShares® U.S. Industrials ETF	301,168
544,145	11/6/2018	Citibank NA	1.01%	Dow Jones U.S. IndustrialsSM Index	62,678
1,544,861	1/8/2018	Credit Suisse International	1.08%	Dow Jones U.S. IndustrialsSM Index	927,866
12,832,885	11/6/2017	Goldman Sachs International	1.21%	Dow Jones U.S. IndustrialsSM Index	1,627,481
359,614	11/6/2017	Morgan Stanley & Co. International plc	1.08%	Dow Jones U.S. IndustrialsSM Index	147,376
3,385,537	11/6/2018	Morgan Stanley & Co. International plc	1.03%	iShares® U.S. Industrials ETF	382,506
935,371	1/8/2018	Societe Generale	1.18%	Dow Jones U.S. IndustrialsSM Index	366,589
3,022,996	11/6/2017	UBS AG	1.13%	Dow Jones U.S. IndustrialsSM Index	321,732
$28,776,952					$4,448,690

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 80.0%

Electric Utilities - 0.4%
OGE Energy Corp.	17,064	628,467

Energy Equipment & Services - 14.4%
Baker Hughes, Inc.	36,128	2,177,796
Core Laboratories NV	3,769	431,249
Diamond Offshore Drilling, Inc.*	5,509	92,772
Dril-Quip, Inc.*	3,211	196,995
Ensco plc, Class A	25,902	252,285
Halliburton Co.	73,868	3,948,983
Helmerich & Payne, Inc.	9,244	632,012
Nabors Industries Ltd.	24,219	354,566
National Oilwell Varco, Inc.	32,273	1,304,475
Noble Corp. plc	20,785	138,844
Oceaneering International, Inc.	8,380	237,322
Oil States International, Inc.*	4,390	161,552
Patterson-UTI Energy, Inc.	14,006	386,846
Rowan Cos. plc, Class A*	10,718	194,210
Schlumberger Ltd.	118,888	9,553,840
Superior Energy Services, Inc.*	12,966	213,939
TechnipFMC plc*	40,170	1,298,294
Transocean Ltd.*	33,265	459,722
US Silica Holdings, Inc.	6,124	309,691
Weatherford International plc*	83,825	474,449
		22,819,842
Oil, Gas & Consumable Fuels - 65.1%
Anadarko Petroleum Corp.	47,759	3,087,619
Antero Resources Corp.*	12,340	295,913
Apache Corp.	32,422	1,705,073
Cabot Oil & Gas Corp.	39,747	870,459
Carrizo Oil & Gas, Inc.*	5,231	170,269
Cheniere Energy, Inc.*	20,079	964,796
Chesapeake Energy Corp.*	63,695	347,138
Chevron Corp.	161,236	18,139,050
Cimarex Energy Co.	8,115	1,020,218
Concho Resources, Inc.*	12,480	1,652,976
ConocoPhillips	105,875	5,036,474
Continental Resources, Inc.*	7,361	332,717
Devon Energy Corp.	44,742	1,940,013
Diamondback Energy, Inc.*	7,568	763,309
Enbridge, Inc.	4	162
Energen Corp.*	8,295	435,488
EOG Resources, Inc.	49,259	4,777,630
EQT Corp.	14,763	884,156
Exxon Mobil Corp.	354,173	28,801,348
Gulfport Energy Corp.*	13,198	228,853
Hess Corp.	22,786	1,172,112
HollyFrontier Corp.	15,023	439,873
Kinder Morgan, Inc.	164,050	3,495,906
Marathon Oil Corp.	72,395	1,158,320
Marathon Petroleum Corp.	45,102	2,237,059
Murphy Oil Corp.	13,832	391,307
Newfield Exploration Co.*	16,855	614,533
Noble Energy, Inc.	36,631	1,333,735
Oasis Petroleum, Inc.*	20,198	286,004
Occidental Petroleum Corp.	65,300	4,280,415
ONEOK, Inc.	17,989	972,306
Parsley Energy, Inc., Class A*	18,920	574,979
PBF Energy, Inc., Class A	9,312	228,051
Phillips 66	37,830	2,957,928
Pioneer Natural Resources Co.	14,503	2,697,123
QEP Resources, Inc.*	20,470	281,667
Range Resources Corp.	16,050	443,301
Rice Energy, Inc.*	13,676	255,057
SemGroup Corp., Class A	4,519	158,843
SM Energy Co.	8,254	203,461
Southwestern Energy Co.*	41,938	314,954
Targa Resources Corp.	16,462	930,103
Tesoro Corp.	9,988	850,878
Valero Energy Corp.	38,680	2,628,306
Western Refining, Inc.	6,764	247,021
Whiting Petroleum Corp.*	24,297	263,623
Williams Cos., Inc. (The)	69,714	1,975,695
World Fuel Services Corp.	6,021	217,780
WPX Energy, Inc.*	33,280	429,312
		103,493,313
Semiconductors & Semiconductor Equipment - 0.1%
First Solar, Inc.*	6,659	240,989

TOTAL COMMON STOCKS (Cost $150,009,532)		127,182,611

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 10.6%

REPURCHASE AGREEMENT(b) - 10.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $16,822,721 (Cost $16,822,490)	16,822,490	16,822,490

Total Investments - 90.6% (Cost $166,832,022)		144,005,101
Other Assets Less Liabilities - 9.4%		14,884,635
Net assets - 100.0%		158,889,736

*                      Non-income producing security.

(a)              All or a portion of this security is segregated in connection with obligations for swaps with a total value of $45,585,899.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$811,346
Aggregate gross unrealized depreciation	(23,915,524)
Net unrealized depreciation	$(23,104,178)
Federal income tax cost of investments	$167,109,279

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Oil & Gas had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$30,714,394	11/6/2017	Bank of America NA	0.93%	Dow Jones U.S. Oil & GasSM Index	$(429,650)
38,313,449	11/6/2017	Bank of America NA	0.62%	iShares® U.S. Energy ETF	(1,768,399)
210,564	11/6/2017	Citibank NA	1.01%	Dow Jones U.S. Oil & GasSM Index	46,255
16,789,836	11/6/2017	Credit Suisse International	1.08%	Dow Jones U.S. Oil & GasSM Index	2,780,846
303,879	11/6/2017	Goldman Sachs International	0.74%	iShares® U.S. Energy ETF	40,036
2,277,961	11/6/2017	Goldman Sachs International	1.21%	Dow Jones U.S. Oil & GasSM Index	305,453
430,194	11/6/2018	Morgan Stanley & Co. International plc	1.03%	iShares® U.S. Energy ETF	13,627
59,962,167	11/6/2017	Morgan Stanley & Co. International plc	1.08%	Dow Jones U.S. Oil & GasSM Index	1,501,882
6,857,248	11/6/2017	Societe Generale	1.18%	Dow Jones U.S. Oil & GasSM Index	683,959
35,105,459	11/6/2017	UBS AG	1.28%	Dow Jones U.S. Oil & GasSM Index	6,596,652
$190,965,151					$9,770,661

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Oil & Gas Exploration & Production

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS - 90.5%

Oil, Gas & Consumable Fuels - 90.5%
Anadarko Petroleum Corp.	403	26,054
Antero Resources Corp.*	1,064	25,515
Apache Corp.	427	22,456
Bill Barrett Corp.*	1,114	6,138
Cabot Oil & Gas Corp.	1,189	26,039
California Resources Corp.*	1,167	20,854
Callon Petroleum Co.*	1,663	20,987
Carrizo Oil & Gas, Inc.*	706	22,980
Chesapeake Energy Corp.*	3,681	20,061
Chevron Corp.	245	27,563
Cimarex Energy Co.	201	25,270
Clayton Williams Energy, Inc.*	301	40,740
Clean Energy Fuels Corp.*	1,495	3,663
Cobalt International Energy, Inc.*	3,058	2,171
Concho Resources, Inc.*	200	26,490
ConocoPhillips	560	26,639
Continental Resources, Inc.*	523	23,640
Delek US Holdings, Inc.	439	10,567
Denbury Resources, Inc.*	5,945	16,111
Devon Energy Corp.	591	25,626
Diamondback Energy, Inc.*	268	27,031
Energen Corp.*	471	24,728
EOG Resources, Inc.	267	25,896
EQT Corp.	380	22,758
Exxon Mobil Corp.	319	25,941
Green Plains, Inc.	426	10,671
Gulfport Energy Corp.*	963	16,698
Hess Corp.	453	23,302
HollyFrontier Corp.	859	25,152
Kosmos Energy Ltd.*	773	4,746
Laredo Petroleum, Inc.*	1,982	27,411
Marathon Oil Corp.	1,557	24,912
Marathon Petroleum Corp.	575	28,520
Matador Resources Co.*	969	23,324
Murphy Oil Corp.	862	24,386
Newfield Exploration Co.*	594	21,657
Noble Energy, Inc.	723	26,324
Oasis Petroleum, Inc.*	1,839	26,040
Occidental Petroleum Corp.	403	26,417
Par Pacific Holdings, Inc.*	191	2,789
Parsley Energy, Inc., Class A*	782	23,765
PBF Energy, Inc., Class A	992	24,294
PDC Energy, Inc.*	357	24,130
Phillips 66	326	25,490
Pioneer Natural Resources Co.	152	28,267
QEP Resources, Inc.*	1,422	19,567
Range Resources Corp.	733	20,245
Resolute Energy Corp.*	615	28,628
REX American Resources Corp.*	65	5,409
Rice Energy, Inc.*	1,151	21,466
RSP Permian, Inc.*	654	25,826
Sanchez Energy Corp.*	1,421	16,342
SM Energy Co.	776	19,128
Southwestern Energy Co.*	2,254	16,928
Synergy Resources Corp.*	2,595	21,201
Tesoro Corp.	315	26,835
Valero Energy Corp.	418	28,403
Western Refining, Inc.	730	26,660
Whiting Petroleum Corp.*	2,341	25,400
World Fuel Services Corp.	222	8,030
WPX Energy, Inc.*	1,918	24,742
TOTAL COMMON STOCKS (Cost $1,256,206)		1,319,023

	Principal Amount ($)

SHORT-TERM INVESTMENT - 5.4%

REPURCHASE AGREEMENT(a) - 5.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $78,467 (Cost $78,467)	78,467	78,467

Total Investments - 95.9% (Cost $1,334,673)		1,397,490
Other Assets Less Liabilities - 4.1%		59,592
Net assets - 100.0%		1,457,082

*                      Non-income producing security.

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$162,315
Aggregate gross unrealized depreciation	(118,720)
Net unrealized appreciation	$43,595
Federal income tax cost of investments	$1,353,895

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Oil & Gas Exploration & Production had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$693,867	11/6/2017	Bank of America NA	0.28%	S&P Oil & Gas Exploration & Production Select Industry Index	$6,621
19,921	11/6/2018	Goldman Sachs International	(1.04)%	SPDR S&P Oil & Gas Exploration & Production ETF	1,299
16,576	11/6/2018	Morgan Stanley & Co. International plc	(0.67)%	S&P Oil & Gas Exploration & Production Select Industry Index	3,860
179,072	1/8/2018	Societe Generale	(0.42)%	S&P Oil & Gas Exploration & Production Select Industry Index	(20,529)
681,687	11/6/2018	UBS AG	(0.22)%	S&P Oil & Gas Exploration & Production Select Industry Index	(28,737)
$1,591,123					$(37,486)

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Real Estate

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares		Value ($)

COMMON STOCKS(a) - 67.1%

Equity Real Estate Investment Trusts (REITs) - 62.3%
Acadia Realty Trust	10,694		342,529
Alexandria Real Estate Equities, Inc.	11,754		1,402,370
American Campus Communities, Inc.	17,471		892,768
American Homes 4 Rent, Class A	28,619		680,274
American Tower Corp.	56,299		6,462,562
Apartment Investment & Management Co., Class A	20,749		965,451
Apple Hospitality REIT, Inc.	20,679		406,136
AvalonBay Communities, Inc.	18,162		3,337,812
Boston Properties, Inc.	20,337		2,827,453
Brandywine Realty Trust	23,163		385,896
Brixmor Property Group, Inc.	34,613		807,867
Camden Property Trust	11,570		979,400
Care Capital Properties, Inc.	11,104		291,924
CBL & Associates Properties, Inc.	22,588		226,558
Colony NorthStar, Inc., Class A*	73,357		1,076,878
Colony Starwood Homes	—	(b)	13
Columbia Property Trust, Inc.	16,330		377,060
CoreCivic, Inc.	15,547		523,934
CoreSite Realty Corp.	4,483		403,784
Corporate Office Properties Trust	12,533		427,250
Cousins Properties, Inc.	45,263		386,999
Crown Castle International Corp.	47,691		4,460,539
CubeSmart	23,811		648,850
CyrusOne, Inc.	9,828		500,245
DCT Industrial Trust, Inc.	12,039		575,946
DDR Corp.	40,690		588,377
DiamondRock Hospitality Co.	26,492		287,968
Digital Realty Trust, Inc.	21,020		2,270,160
Douglas Emmett, Inc.	19,038		767,993
Duke Realty Corp.	46,909		1,202,747
DuPont Fabros Technology, Inc.	9,995		514,643
EastGroup Properties, Inc.	4,330		321,892
Education Realty Trust, Inc.	9,661		407,211
EPR Properties	8,415		647,618
Equinix, Inc.	9,440		3,550,101
Equity Commonwealth*	16,602		518,979
Equity LifeStyle Properties, Inc.	10,605		844,370
Equity One, Inc.	12,285		388,943
Equity Residential	48,360		3,050,065
Essex Property Trust, Inc.	8,665		2,033,676
Extra Space Storage, Inc.	16,639		1,317,642
Federal Realty Investment Trust	9,494		1,336,091
First Industrial Realty Trust, Inc.	15,463		415,955
Forest City Realty Trust, Inc., Class A	28,752		656,983
Four Corners Property Trust, Inc.	7,920		175,666
Gaming and Leisure Properties, Inc.	25,750		824,000
GEO Group, Inc. (The)	9,921		472,339
GGP, Inc.*	77,226		1,919,838
Gramercy Property Trust	18,603		520,140
HCP, Inc.	61,839		2,027,701
Healthcare Realty Trust, Inc.	15,325		489,787
Healthcare Trust of America, Inc., Class A	18,744		602,994
Highwoods Properties, Inc.	13,254		695,702
Hospitality Properties Trust	21,725		690,420
Host Hotels & Resorts, Inc.	97,849		1,760,304
Hudson Pacific Properties, Inc.	19,334		707,238
Iron Mountain, Inc.	32,403		1,177,849
Kilroy Realty Corp.	12,914		996,315
Kimco Realty Corp.	56,211		1,363,117
Kite Realty Group Trust	11,049		250,260
Lamar Advertising Co., Class A	10,939		825,676
LaSalle Hotel Properties	14,956		432,228
Lexington Realty Trust	28,221		314,946
Liberty Property Trust	19,440		766,714
Life Storage, Inc.	6,137		543,922
Macerich Co. (The)	15,967		1,075,856
Mack-Cali Realty Corp.	11,862		345,777
Medical Properties Trust, Inc.	42,354		568,391
Mid-America Apartment Communities, Inc.	15,015		1,542,478
National Health Investors, Inc.	5,270		399,044
National Retail Properties, Inc.	19,458		880,280
Omega Healthcare Investors, Inc.	25,808		842,373
Outfront Media, Inc.	18,256		473,743
Paramount Group, Inc.	23,102		402,668
Park Hotels & Resorts, Inc.*	15,184		387,799
Parkway, Inc.*	5,651		118,558
Pebblebrook Hotel Trust	9,530		273,987
Physicians Realty Trust	17,930		357,166
Piedmont Office Realty Trust, Inc., Class A	19,207		440,609
Potlatch Corp.	5,359		237,136
Prologis, Inc.	69,911		3,568,957
Public Storage	19,727		4,487,103
Quality Care Properties, Inc.*	12,378		234,934
Rayonier, Inc.	16,205		464,111
Realty Income Corp.	34,201		2,095,837
Regency Centers Corp.	13,820		972,237
Retail Properties of America, Inc., Class A	31,395		483,797
RLJ Lodging Trust	16,439		374,152
Ryman Hospitality Properties, Inc.	6,746		434,915
SBA Communications Corp., Class A*	16,180		1,873,159
Senior Housing Properties Trust	31,416		644,028
Simon Property Group, Inc.	41,558		7,663,295
SL Green Realty Corp.	13,400		1,509,912
Spirit Realty Capital, Inc.	63,953		702,843
STORE Capital Corp.	20,617		513,569
Sun Communities, Inc.	8,789		727,993
Sunstone Hotel Investors, Inc.	28,634		422,351
Tanger Factory Outlet Centers, Inc.	12,705		430,318
Taubman Centers, Inc.	7,992		557,522
UDR, Inc.	35,344		1,290,056
Uniti Group, Inc.*	18,543		537,191
Urban Edge Properties	12,136		336,531
Ventas, Inc.	46,832		3,046,422
VEREIT, Inc.	128,838		1,168,561
Vornado Realty Trust	22,745		2,498,993
Washington Prime Group, Inc.	24,523		227,328
Washington REIT	9,863		322,619
Weingarten Realty Investors	15,582		552,694
Welltower, Inc.	47,946		3,374,439
Weyerhaeuser Co.	98,933		3,336,021
WP Carey, Inc.	14,056		886,793
Xenia Hotels & Resorts, Inc.	14,137		248,387
			122,402,001
Mortgage Real Estate Investment Trusts (REITs) - 3.0%
AGNC Investment Corp.	43,782		859,441
Annaly Capital Management, Inc.	134,749		1,495,714
Blackstone Mortgage Trust, Inc., Class A	12,420		386,759
Chimera Investment Corp.	23,586		453,794
CYS Investments, Inc.	20,028		160,624
Invesco Mortgage Capital, Inc.	14,758		229,487
MFA Financial, Inc.	49,086		393,670
New Residential Investment Corp.	39,671		669,250
Starwood Property Trust, Inc.	33,908		775,137
Two Harbors Investment Corp.	45,975		427,567
			5,851,443
Real Estate Management & Development - 1.8%
Alexander & Baldwin, Inc.	6,094		273,194
CBRE Group, Inc., Class A*	39,700		1,414,114
Howard Hughes Corp. (The)*	4,742		551,827
Jones Lang LaSalle, Inc.	5,979		685,791

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Realogy Holdings Corp.	18,863	522,505
St Joe Co. (The)*	9,832	162,720
		3,610,151
TOTAL COMMON STOCKS (Cost $138,306,434)		131,863,595

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 7.4%

REPURCHASE AGREEMENT(c) - 7.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $14,461,468 (Cost $14,461,271)	14,461,271	14,461,271

Total Investments - 74.5% (Cost $152,767,705)		146,324,866
Other Assets Less Liabilities - 25.5%		50,020,005
Net assets - 100.0%		196,344,871

*                      Non-income producing security.

(a)              All or a portion of this security is segregated in connection with obligations for swaps with a total value of $48,454,333.

(b)              Amount represents less than one share.

(c)               The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,997,157
Aggregate gross unrealized depreciation	(8,486,272)
Net unrealized depreciation	$(6,489,115)
Federal income tax cost of investments	$152,813,981

Swap Agreements

Ultra Real Estate had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$5,530,381	11/6/2018	Bank of America NA	0.77%	iShares® U.S. Real Estate ETF	$490,203
28,470,083	11/6/2017	Bank of America NA	1.18%	Dow Jones U.S. Real EstateSM Index	2,342,074
11,400,342	11/6/2018	Citibank NA	1.41%	Dow Jones U.S. Real EstateSM Index	1,100,745
1,258,452	1/8/2018	Credit Suisse International	1.08%	Dow Jones U.S. Real EstateSM Index	1,029,859
10,359,802	11/6/2017	Deutsche Bank AG	0.81%	Dow Jones U.S. Real EstateSM Index	9,245,478
7,260,157	1/8/2018	Goldman Sachs International	0.74%	iShares® U.S. Real Estate ETF	5,300,617
11,615,384	11/6/2018	Goldman Sachs International	1.21%	Dow Jones U.S. Real EstateSM Index	882,077
28,192,763	11/6/2017	Morgan Stanley & Co. International plc	0.98%	Dow Jones U.S. Real EstateSM Index	943,994
65,238,181	11/6/2017	Morgan Stanley & Co. International plc	0.28%	iShares® U.S. Real Estate ETF	2,318,375
76,279,612	11/6/2018	Societe Generale	1.23%	Dow Jones U.S. Real EstateSM Index	6,149,449
14,943,195	11/6/2017	UBS AG	1.13%	Dow Jones U.S. Real EstateSM Index	18,722,526
$260,548,352					$48,525,397

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra S&P Regional Banking

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 79.0%

Banks - 79.0%
Ameris Bancorp	751	36,273
Associated Banc-Corp.	3,706	95,430
Banc of California, Inc.	5,944	115,611
BancorpSouth, Inc.	2,702	83,762
Bank of Hawaii Corp.	922	77,872
Bank of the Ozarks, Inc.	5,205	284,870
BankUnited, Inc.	4,000	158,520
Banner Corp.	1,213	70,500
BB&T Corp.	8,701	419,562
Berkshire Hills Bancorp, Inc.	561	19,831
BOK Financial Corp.	905	74,626
Boston Private Financial Holdings, Inc.	1,922	33,058
Brookline Bancorp, Inc.	739	11,713
Capital Bank Financial Corp., Class A	437	17,830
Cardinal Financial Corp.	580	18,119
Cathay General Bancorp	1,593	62,573
CenterState Banks, Inc.	762	18,829
Central Pacific Financial Corp.	464	14,653
Chemical Financial Corp.	1,718	91,518
CIT Group, Inc.	8,629	370,184
Citizens Financial Group, Inc.	11,578	432,670
City Holding Co.	210	13,755
Columbia Banking System, Inc.	988	39,411
Commerce Bancshares, Inc.	1,715	101,208
Community Bank System, Inc.	578	34,339
Cullen/Frost Bankers, Inc.	2,133	197,239
Customers Bancorp, Inc.*	556	19,087
CVB Financial Corp.	1,830	43,463
Eagle Bancorp, Inc.*	406	25,274
East West Bancorp, Inc.	3,760	203,491
FCB Financial Holdings, Inc., Class A*	1,084	52,682
Fifth Third Bancorp	15,289	419,530
First BanCorp*	2,690	17,162
First Commonwealth Financial Corp.	949	13,220
First Financial Bancorp	862	23,920
First Financial Bankshares, Inc.	746	32,824
First Hawaiian, Inc.	1,198	37,953
First Horizon National Corp.	8,641	172,302
First Interstate BancSystem, Inc., Class A	318	13,944
First Midwest Bancorp, Inc.	1,410	34,446
First Republic Bank	3,775	354,208
FNB Corp.	8,955	139,429
Fulton Financial Corp.	3,813	72,924
Glacier Bancorp, Inc.	1,143	42,200
Great Western Bancorp, Inc.	1,594	68,128
Hancock Holding Co.	2,411	114,402
Hanmi Financial Corp.	681	22,745
HarborOne Bancorp, Inc.*	361	7,126
Hilltop Holdings, Inc.	1,214	34,453
Home BancShares, Inc.	2,818	79,299
Hope Bancorp, Inc.	2,635	56,389
Huntington Bancshares, Inc.	30,431	430,294
IBERIABANK Corp.	1,419	120,260
Independent Bank Corp.	352	22,880
Independent Bank Group, Inc.	302	19,117
International Bancshares Corp.	496	18,873
Investors Bancorp, Inc.	10,561	154,507
KeyCorp	22,271	418,027
LegacyTexas Financial Group, Inc.	1,072	45,656
M&T Bank Corp.	2,667	445,309
MB Financial, Inc.	2,090	94,092
National Bank Holdings Corp., Class A	709	23,390
NBT Bancorp, Inc.	452	18,252
OFG Bancorp	1,162	14,990
Old National Bancorp	3,187	58,481
Opus Bank	972	20,995
Pacific Premier Bancorp, Inc.*	424	16,960
PacWest Bancorp	3,288	181,169
People’s United Financial, Inc.	13,522	259,622
Pinnacle Financial Partners, Inc.	957	66,416
PNC Financial Services Group, Inc. (The)	3,574	454,720
Popular, Inc.	2,713	119,535
PrivateBancorp, Inc.	2,911	164,763
Prosperity Bancshares, Inc.	1,578	117,624
Regions Financial Corp.	28,159	429,988
Renasant Corp.	619	25,404
ServisFirst Bancshares, Inc.	506	21,034
Signature Bank*	2,410	379,599
Simmons First National Corp., Class A	298	17,135
South State Corp.	371	33,205
Southside Bancshares, Inc.	298	10,499
State Bank Financial Corp.	233	6,321
Sterling Bancorp	3,220	79,695
SunTrust Banks, Inc.	7,497	445,997
SVB Financial Group*	1,890	360,782
Synovus Financial Corp.	4,510	190,412
TCF Financial Corp.	4,400	76,560
Texas Capital Bancshares, Inc.*	1,620	144,423
Trustmark Corp.	1,384	45,727
UMB Financial Corp.	780	61,480
Umpqua Holdings Corp.	8,115	152,643
United Bankshares, Inc.	1,775	79,431
United Community Banks, Inc.	1,605	46,368
Valley National Bancorp	8,699	107,607
Webster Financial Corp.	2,631	144,521
Westamerica Bancorp	433	25,049
Western Alliance Bancorp*	3,055	157,760
Wintrust Financial Corp.	1,156	85,197
Zions Bancorp	9,510	426,999
TOTAL COMMON STOCKS (Cost $10,458,561)		11,834,325

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 3.6%

REPURCHASE AGREEMENT(b) - 3.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $537,623 (Cost $537,616)	537,616	537,616

Total Investments - 82.6% (Cost $10,996,177)		12,371,941
Other Assets Less Liabilities - 17.4%		2,606,585
Net assets - 100.0%		14,978,526

*                      Non-income producing security.

(a)              All or a portion of this security is segregated in connection with obligations for swaps with a total value of $867,357.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

See accompanying notes to schedules of portfolio investments.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,367,276
Aggregate gross unrealized depreciation	(8,919)
Net unrealized appreciation	$1,358,357
Federal income tax cost of investments	$11,013,584

Swap Agreements

Ultra S&P Regional Banking had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$2,347,471	11/6/2018	Bank of America NA	0.68%	S&P Regional Banks Select Industry Index	$641,501
2,144,229	11/6/2018	Morgan Stanley & Co. International plc	0.78%	S&P Regional Banks Select Industry Index	499,442
3,668,853	11/6/2018	Societe Generale	1.18%	S&P Regional Banks Select Industry Index	1,022,727
10,001,155	11/6/2018	UBS AG	1.13%	S&P Regional Banks Select Industry Index	419,012
$18,161,708					$2,582,682

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Semiconductors

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 78.1%

Communications Equipment - 0.3%
InterDigital, Inc.	1,255	105,483

Semiconductors & Semiconductor Equipment - 77.8%
Advanced Micro Devices, Inc.*	27,827	402,378
Analog Devices, Inc.	11,283	924,416
Applied Materials, Inc.	39,575	1,433,407
Broadcom Ltd.	14,548	3,068,610
Cavium, Inc.*	2,453	160,696
Cirrus Logic, Inc.*	2,333	126,169
Cree, Inc.*	3,650	99,061
Cypress Semiconductor Corp.	11,759	156,042
Integrated Device Technology, Inc.*	4,908	117,350
Intel Corp.	173,510	6,281,062
KLA-Tencor Corp.	5,723	515,757
Lam Research Corp.	5,962	706,735
Linear Technology Corp.	8,800	568,304
Marvell Technology Group Ltd.	16,310	254,436
Maxim Integrated Products, Inc.	10,372	459,480
Microchip Technology, Inc.	7,909	573,561
Micron Technology, Inc.*	37,792	885,844
Microsemi Corp.*	4,198	217,540
NVIDIA Corp.	19,735	2,002,708
ON Semiconductor Corp.*	15,266	230,975
Qorvo, Inc.*	4,677	309,150
QUALCOMM, Inc.	54,074	3,054,100
Semtech Corp.*	2,403	80,380
Silicon Laboratories, Inc.*	1,529	103,208
Skyworks Solutions, Inc.	6,803	644,992
Synaptics, Inc.*	1,278	67,926
Teradyne, Inc.	7,367	209,517
Texas Instruments, Inc.	36,594	2,803,832
Versum Materials, Inc.*	3,979	120,603
Xilinx, Inc.	9,245	543,791
		27,122,030
TOTAL COMMON STOCKS (Cost $23,217,228)		27,227,513

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 9.2%

REPURCHASE AGREEMENT(b) - 9.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,191,054 (Cost $3,191,011)	3,191,011	3,191,011

Total Investments - 87.3% (Cost $26,408,239)		30,418,524
Other Assets Less Liabilities - 12.7%		4,421,006
Net assets - 100.0%		34,839,530

*                      Non-income producing security.

(a)              All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,460,359.

(b)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$3,843,342
Aggregate gross unrealized depreciation	(216,183)
Net unrealized appreciation	$3,627,159
Federal income tax cost of investments	$26,791,365

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Semiconductors had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$17,134,058	11/6/2018	Bank of America NA	1.08%	Dow Jones U.S. SemiconductorsSM Index	$2,374,231
544,298	11/6/2017	Credit Suisse International	1.08%	Dow Jones U.S. SemiconductorsSM Index	128,789
7,118,702	11/6/2018	Morgan Stanley & Co. International plc	1.08%	Dow Jones U.S. SemiconductorsSM Index	741,814
2,932,270	11/6/2018	Societe Generale	1.18%	Dow Jones U.S. SemiconductorsSM Index	433,719
14,659,529	11/6/2017	UBS AG	1.13%	Dow Jones U.S. SemiconductorsSM Index	601,688
$42,388,857					$4,280,241

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Technology

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 63.5%

Commercial Services & Supplies - 0.0%(b)
Pitney Bowes, Inc.	4,136	56,415

Communications Equipment - 4.3%
Arista Networks, Inc.*	922	109,709
ARRIS International plc*	4,244	109,495
Brocade Communications Systems, Inc.	8,955	110,236
Ciena Corp.*	3,100	81,654
Cisco Systems, Inc.	111,718	3,818,521
CommScope Holding Co., Inc.*	4,295	163,425
EchoStar Corp., Class A*	1,031	54,921
F5 Networks, Inc.*	1,455	208,458
Finisar Corp.*	2,454	82,160
Harris Corp.	2,767	304,093
InterDigital, Inc.	764	64,214
Juniper Networks, Inc.	8,464	236,992
Lumentum Holdings, Inc.*	1,217	55,860
Motorola Solutions, Inc.	3,694	291,715
NetScout Systems, Inc.*	2,039	75,341
Palo Alto Networks, Inc.*	2,041	310,028
Plantronics, Inc.	740	39,634
ViaSat, Inc.*	1,147	78,960
Viavi Solutions, Inc.*	5,123	51,333
		6,246,749
Construction & Engineering - 0.0%(b)
Dycom Industries, Inc.*	701	57,608

Diversified Telecommunication Services - 0.1%
Zayo Group Holdings, Inc.*	2,165	68,241

Electronic Equipment, Instruments & Components - 0.6%
CDW Corp.	3,572	210,391
Corning, Inc.	21,171	584,531
SYNNEX Corp.	645	75,414
Tech Data Corp.*	785	68,295
		938,631
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc.*	4,119	50,169
athenahealth, Inc.*	879	103,660
Cerner Corp.*	6,725	370,144
Medidata Solutions, Inc.*	1,217	68,055
Veeva Systems, Inc., Class A*	2,253	98,434
		690,462
Household Durables - 0.1%
Garmin Ltd.	2,558	132,018

Internet & Direct Marketing Retail - 0.0%(b)
Expedia, Inc.	1	119

Internet Software & Services - 14.2%
Akamai Technologies, Inc.*	3,857	241,448
Alphabet, Inc., Class A*	6,591	5,568,934
Alphabet, Inc., Class C*	6,605	5,437,302
eBay, Inc.*	23,137	784,344
Facebook, Inc., Class A*	52,097	7,061,227
GrubHub, Inc.*	1,906	66,824
IAC/InterActiveCorp*	1,635	120,892
j2 Global, Inc.	1,067	86,875
Pandora Media, Inc.*	5,093	63,051
Twitter, Inc.*	13,365	210,766
VeriSign, Inc.*	2,023	166,837
Yahoo!, Inc.*	19,535	891,968
Zillow Group, Inc., Class A*	1,012	34,034
Zillow Group, Inc., Class C*	2,337	79,318
		20,813,820
IT Services - 3.9%
Amdocs Ltd.	3,347	202,996
CACI International, Inc., Class A*	542	67,967
Cognizant Technology Solutions Corp., Class A*	13,502	800,264
Computer Sciences Corp.	3,133	214,798
CSRA, Inc.	3,235	96,468
DST Systems, Inc.	711	85,036
EPAM Systems, Inc.*	999	73,556
Gartner, Inc.*	1,840	189,906
International Business Machines Corp.	19,259	3,463,153
Leidos Holdings, Inc.	3,180	169,494
Science Applications International Corp.	997	86,709
Teradata Corp.*	2,892	89,941
Vantiv, Inc., Class A*	3,478	227,392
		5,767,680
Semiconductors & Semiconductor Equipment - 11.3%
Advanced Micro Devices, Inc.*	16,914	244,576
Analog Devices, Inc.	6,859	561,958
Applied Materials, Inc.	24,056	871,308
Broadcom Ltd.	8,842	1,865,043
Cavium, Inc.*	1,492	97,741
Cirrus Logic, Inc.*	1,417	76,631
Cree, Inc.*	2,220	60,251
Cypress Semiconductor Corp.	7,148	94,854
Integrated Device Technology, Inc.*	2,985	71,371
Intel Corp.	105,469	3,817,978
KLA-Tencor Corp.	3,479	313,528
Lam Research Corp.	3,625	429,708
Linear Technology Corp.	5,350	345,503
Marvell Technology Group Ltd.	9,915	154,674
Maxim Integrated Products, Inc.	6,306	279,356
Microchip Technology, Inc.	4,808	348,676
Micron Technology, Inc.*	22,972	538,464
Microsemi Corp.*	2,551	132,193
NVIDIA Corp.	11,996	1,217,354
ON Semiconductor Corp.*	9,280	140,406
Qorvo, Inc.*	2,842	187,856
QUALCOMM, Inc.	32,868	1,856,385
Semtech Corp.*	1,461	48,870
Silicon Laboratories, Inc.*	929	62,708
Skyworks Solutions, Inc.	4,137	392,229
Synaptics, Inc.*	775	41,191
Teradyne, Inc.	4,477	127,326
Texas Instruments, Inc.	22,244	1,704,335
Versum Materials, Inc.*	2,419	73,320
Xilinx, Inc.	5,620	330,568
		16,486,361
Software - 15.3%
ACI Worldwide, Inc.*	2,610	51,078
Adobe Systems, Inc.*	11,066	1,309,550
ANSYS, Inc.*	1,924	205,406
Aspen Technology, Inc.*	1,720	100,001
Autodesk, Inc.*	4,360	376,268
Blackbaud, Inc.	1,059	75,740
CA, Inc.	6,975	225,083
Cadence Design Systems, Inc.*	6,381	197,173
CDK Global, Inc.	3,327	221,013
Citrix Systems, Inc.*	3,472	274,114
CommVault Systems, Inc.*	936	45,911
Dell Technologies, Inc., Class V*	4,964	315,164
Ellie Mae, Inc.*	746	71,288
Fair Isaac Corp.	690	89,748
FireEye, Inc.*	3,389	38,160
Fortinet, Inc.*	3,274	122,284
Guidewire Software, Inc.*	1,635	89,336
Intuit, Inc.	5,426	680,638
Manhattan Associates, Inc.*	1,586	79,538

See accompanying notes to schedules of portfolio investments.

Investments	Shares	Value ($)
Mentor Graphics Corp.	2,437	90,413
Microsoft Corp.	173,045	11,071,419
Nuance Communications, Inc.*	5,701	97,088
Oracle Corp.	66,702	2,840,838
Proofpoint, Inc.*	947	74,595
PTC, Inc.*	2,574	138,713
Red Hat, Inc.*	3,996	330,909
salesforce.com, Inc.*	14,206	1,155,658
ServiceNow, Inc.*	3,661	318,214
Splunk, Inc.*	2,995	184,881
SS&C Technologies Holdings, Inc.	3,792	132,796
Symantec Corp.	13,875	396,409
Synopsys, Inc.*	3,369	240,681
Tableau Software, Inc., Class A*	1,285	67,771
Tyler Technologies, Inc.*	741	112,373
Ultimate Software Group, Inc. (The)*	644	124,543
Verint Systems, Inc.*	1,405	53,039
VMware, Inc., Class A*	1,590	142,925
Workday, Inc., Class A*	2,715	225,155
		22,365,913
Technology Hardware, Storage & Peripherals - 13.2%
3D Systems Corp.*	2,375	36,100
Apple, Inc.	118,674	16,257,151
Diebold Nixdorf, Inc.	1,671	50,464
Electronics For Imaging, Inc.*	1,042	48,005
Hewlett Packard Enterprise Co.	37,077	846,097
HP, Inc.	38,078	661,415
NCR Corp.*	2,763	132,818
NetApp, Inc.	6,128	256,334
Seagate Technology plc	6,553	315,789
Western Digital Corp.	6,353	488,419
Xerox Corp.	18,952	141,003
		19,233,595
TOTAL COMMON STOCKS (Cost $86,445,087)		92,857,612

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 6.1%

REPURCHASE AGREEMENT(c) - 6.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $8,931,039 (Cost $8,930,917)	8,930,917	8,930,917

Total Investments - 69.6% (Cost $95,376,004)		101,788,529
Other Assets Less Liabilities - 30.4%		44,500,986
Net assets - 100.0%		146,289,515

*                      Non-income producing security.

(a)              All or a portion of this security is segregated in connection with obligations for swaps with a total value of $47,943,155.

(b)              Represents less than 0.05% of net assets.

(c)               The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$8,435,843
Aggregate gross unrealized depreciation	(2,069,594)
Net unrealized appreciation	$6,366,249
Federal income tax cost of investments	$95,422,280

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Technology had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$8,692,871	1/8/2018	Bank of America NA	1.08%	Dow Jones U.S. TechnologySM Index	$1,779,093
37,551,562	11/6/2017	Bank of America NA	0.72%	iShares® U.S. Technology ETF	(177,817)
2,060,241	1/8/2018	Citibank NA	1.01%	Dow Jones U.S. TechnologySM Index	242,585
3,056,373	1/8/2018	Credit Suisse International	1.08%	Dow Jones U.S. TechnologySM Index	1,271,716
5,383,081	1/8/2018	Deutsche Bank AG	0.91%	Dow Jones U.S. TechnologySM Index	10,415,073
5,084,367	11/6/2018	Goldman Sachs International	1.21%	Dow Jones U.S. TechnologySM Index	550,940
18,460,056	1/8/2018	Goldman Sachs International	0.74%	iShares® U.S. Technology ETF	2,795,653
4,660,575	11/6/2018	Morgan Stanley & Co. International plc	1.03%	iShares® U.S. Technology ETF	584,337
69,641,876	1/8/2018	Morgan Stanley & Co. International plc	1.08%	Dow Jones U.S. TechnologySM Index	20,313,270
16,328,962	1/8/2018	Societe Generale	1.18%	Dow Jones U.S. TechnologySM Index	2,895,045
28,370,970	11/6/2017	UBS AG	1.13%	Dow Jones U.S. TechnologySM Index	1,303,393
$199,290,934					$41,973,288

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Telecommunications

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 82.1%

Diversified Telecommunication Services - 59.0%
AT&T, Inc.	24,445	1,021,556
ATN International, Inc.	4,102	280,536
CenturyLink, Inc.	22,668	549,926
Cincinnati Bell, Inc.*	15,154	292,472
Consolidated Communications Holdings, Inc.	12,699	286,362
Frontier Communications Corp.	121,588	356,253
General Communication, Inc., Class A*	15,558	313,494
Globalstar, Inc.*	299,884	410,841
Iridium Communications, Inc.*	32,734	284,786
Level 3 Communications, Inc.*	10,127	579,771
ORBCOMM, Inc.*	34,225	293,308
Verizon Communications, Inc.	18,599	923,068
Vonage Holdings Corp.*	50,830	305,997
Windstream Holdings, Inc.	76,392	570,648
		6,469,018
Wireless Telecommunication Services - 23.1%
NII Holdings, Inc.*	116,774	233,548
Shenandoah Telecommunications Co.	12,052	338,661
Spok Holdings, Inc.	13,624	247,957
Sprint Corp.*	52,166	459,582
Telephone & Data Systems, Inc.	13,825	373,690
T-Mobile US, Inc.*	9,886	618,172
United States Cellular Corp.*	7,099	265,432
		2,537,042
TOTAL COMMON STOCKS (Cost $9,147,042)		9,006,060

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 1.6%

REPURCHASE AGREEMENT(b) - 1.6%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $179,269 (Cost $179,266)	179,266	179,266

Total Investments - 83.7% (Cost $9,326,308)		9,185,326
Other Assets Less Liabilities - 16.3%		1,790,013
Net assets - 100.0%		10,975,339

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $2,699,685.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$360,569
Aggregate gross unrealized depreciation	(548,792)
Net unrealized depreciation	$(188,223)
Federal income tax cost of investments	$9,373,549

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Telecommunications had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$357,803	11/6/2018	Bank of America NA	0.47%	iShares® U.S. Telecommunications ETF	$97,818
5,884,542	11/6/2017	Bank of America NA	0.83%	Dow Jones U.S. Select TelecommunicationsSM Index	148,273
298,866	1/8/2018	Citibank NA	1.01%	Dow Jones U.S. Select TelecommunicationsSM Index	63,179
79,323	1/8/2018	Credit Suisse International	1.08%	Dow Jones U.S. Select TelecommunicationsSM Index	17,967
1,288,014	1/8/2018	Deutsche Bank AG	0.91%	Dow Jones U.S. Select TelecommunicationsSM Index	488,660
70,629	11/6/2018	Goldman Sachs International	1.21%	Dow Jones U.S. Select TelecommunicationsSM Index	7,348
312,404	11/6/2017	Morgan Stanley & Co. International plc	1.08%	Dow Jones U.S. Select TelecommunicationsSM Index	45,544
1,794,764	11/6/2017	Morgan Stanley & Co. International plc	0.63%	iShares® U.S. Telecommunications ETF	38,794
415,181	11/6/2017	Societe Generale	1.18%	Dow Jones U.S. Select TelecommunicationsSM Index	93,667
2,415,036	11/6/2017	UBS AG	1.13%	Dow Jones U.S. Select TelecommunicationsSM Index	(114,245)
$12,916,562					$887,005

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra Utilities

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.4%

Electric Utilities - 42.6%
ALLETE, Inc.	633	42,544
Alliant Energy Corp.	2,910	114,887
American Electric Power Co., Inc.	6,291	421,308
Duke Energy Corp.	8,814	727,596
Edison International	4,168	332,356
El Paso Electric Co.	518	25,304
Entergy Corp.	2,292	175,705
Eversource Energy	4,058	238,042
Exelon Corp.	11,812	433,618
FirstEnergy Corp.	5,447	176,646
Great Plains Energy, Inc.	2,754	80,031
Hawaiian Electric Industries, Inc.	1,388	46,193
IDACORP, Inc.	645	53,490
NextEra Energy, Inc.	5,978	783,118
PG&E Corp.	6,469	431,806
Pinnacle West Capital Corp.	1,424	117,038
PNM Resources, Inc.	1,019	36,990
Portland General Electric Co.	1,138	51,585
PPL Corp.	8,695	320,672
Southern Co. (The)	12,537	637,131
Westar Energy, Inc.	1,814	97,920
Xcel Energy, Inc.	6,498	284,028
		5,628,008
Gas Utilities - 4.1%
Atmos Energy Corp.	1,330	104,126
National Fuel Gas Co.	1,090	65,727
New Jersey Resources Corp.	1,102	43,419
ONE Gas, Inc.	668	43,787
South Jersey Industries, Inc.	1,014	35,510
Southwest Gas Holdings, Inc.	607	51,917
Spire, Inc.	584	38,486
UGI Corp.	2,213	106,733
WGL Holdings, Inc.	655	54,686
		544,391
Independent Power and Renewable Electricity Producers - 1.7%
AES Corp.	8,433	97,148
Calpine Corp.*	4,594	53,796
Dynegy, Inc.*	1,501	12,068
NRG Energy, Inc.	4,036	66,836
		229,848
Multi-Utilities - 22.1%
Ameren Corp.	3,104	169,758
Avista Corp.	821	32,733
Black Hills Corp.	680	44,118
CenterPoint Energy, Inc.	5,510	150,533
CMS Energy Corp.	3,571	158,981
Consolidated Edison, Inc.	3,898	300,302
Dominion Resources, Inc.	8,018	622,518
DTE Energy Co.	2,296	232,768
NiSource, Inc.	4,129	98,724
NorthWestern Corp.	618	36,153
Public Service Enterprise Group, Inc.	6,472	297,583
SCANA Corp.	1,828	126,772
Sempra Energy	3,199	352,818
Vectren Corp.	1,060	59,731
WEC Energy Group, Inc.	4,038	243,370
		2,926,862
Water Utilities - 1.9%
American Water Works Co., Inc.	2,277	177,606
Aqua America, Inc.	2,269	72,018
		249,624
TOTAL COMMON STOCKS (Cost $9,604,917)		9,578,733

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 8.3%

REPURCHASE AGREEMENT(b) - 8.3%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $1,091,577 (Cost $1,091,562)	1,091,562	1,091,562

Total Investments - 80.7% (Cost $10,696,479)		10,670,295
Other Assets Less Liabilities - 19.3%		2,558,778
Net assets - 100.0%		13,229,073

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $3,226,925.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$320,312
Aggregate gross unrealized depreciation	(357,317)
Net unrealized depreciation	$(37,005)
Federal income tax cost of investments	$10,707,300

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra Utilities had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$2,522,911	1/8/2018	Bank of America NA	0.62%	iShares® U.S. Utilities ETF	$315,417
4,094,067	1/8/2018	Bank of America NA	0.98%	Dow Jones U.S. UtilitiesSM Index	599,013
1,063,518	11/6/2017	Credit Suisse International	1.08%	Dow Jones U.S. UtilitiesSM Index	88,015
601,133	11/6/2017	Morgan Stanley & Co. International plc	1.08%	Dow Jones U.S. UtilitiesSM Index	133,854
2,658,849	11/6/2018	Morgan Stanley & Co. International plc	0.63%	iShares® U.S. Utilities ETF	116,814
1,986,857	11/6/2017	Societe Generale	1.18%	Dow Jones U.S. UtilitiesSM Index	408,875
3,940,242	11/6/2018	UBS AG	1.13%	Dow Jones U.S. UtilitiesSM Index	120,829
$16,867,577					$1,782,817

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Nasdaq Biotechnology

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 72.9%

Biotechnology - 59.6%
ACADIA Pharmaceuticals, Inc.*	6,365	242,570
Acceleron Pharma, Inc.*	1,984	53,012
Achillion Pharmaceuticals, Inc.*	7,184	28,808
Acorda Therapeutics, Inc.*	2,424	64,115
Adamas Pharmaceuticals, Inc.*	1,155	21,367
Aduro Biotech, Inc.*	3,531	39,724
Agios Pharmaceuticals, Inc.*	2,208	106,956
Aimmune Therapeutics, Inc.*	2,228	45,162
Akebia Therapeutics, Inc.*	2,014	20,180
Alder Biopharmaceuticals, Inc.*	2,643	60,393
Alexion Pharmaceuticals, Inc.*	9,617	1,262,231
Alkermes plc*	7,987	451,265
Alnylam Pharmaceuticals, Inc.*	4,510	232,896
AMAG Pharmaceuticals, Inc.*	1,798	40,365
Amarin Corp. plc, ADR*	13,134	44,656
Amgen, Inc.	16,367	2,889,266
Amicus Therapeutics, Inc.*	7,480	48,545
Aquinox Pharmaceuticals, Inc.*	1,231	21,272
Ardelyx, Inc.*	2,486	33,810
Arena Pharmaceuticals, Inc.*	12,788	20,205
Array BioPharma, Inc.*	8,858	101,867
Arrowhead Pharmaceuticals, Inc.*	3,757	8,491
Atara Biotherapeutics, Inc.*	1,517	23,438
Audentes Therapeutics, Inc.*	1,142	17,712
Avexis, Inc.*	1,455	89,221
BeiGene Ltd., ADR*	972	37,879
Bellicum Pharmaceuticals, Inc.*	1,425	17,570
BioCryst Pharmaceuticals, Inc.*	3,877	24,192
Biogen, Inc.*	8,018	2,313,995
BioMarin Pharmaceutical, Inc.*	9,039	849,033
Bioverativ, Inc.*	2	104
Bluebird Bio, Inc.*	1,961	171,882
Blueprint Medicines Corp.*	1,739	61,178
Cascadian Therapeutics, Inc.*	3	13
Celgene Corp.*	19,897	2,457,478
Celldex Therapeutics, Inc.*	6,281	22,235
ChemoCentryx, Inc.*	2,513	16,636
China Biologic Products, Inc.*	1,426	140,033
Clovis Oncology, Inc.*	2,339	135,218
Coherus Biosciences, Inc.*	2,687	63,413
CoLucid Pharmaceuticals, Inc.*	1,012	47,083
Curis, Inc.*	7,387	17,064
Cytokinetics, Inc.*	2,129	22,567
DBV Technologies SA, ADR*	1,293	47,104
Eagle Pharmaceuticals, Inc.*	811	62,196
Editas Medicine, Inc.*	1,927	48,040
Enanta Pharmaceuticals, Inc.*	1,000	28,820
Epizyme, Inc.*	3,049	43,296
Esperion Therapeutics, Inc.*	1,185	31,011
Exelixis, Inc.*	15,055	324,134
FibroGen, Inc.*	3,320	83,000
Five Prime Therapeutics, Inc.*	1,495	68,576
Flexion Therapeutics, Inc.*	1,447	29,012
Foundation Medicine, Inc.*	1,843	45,706
Genomic Health, Inc.*	1,760	53,134
Geron Corp.*	8,364	17,983
Gilead Sciences, Inc.	31,994	2,254,937
Global Blood Therapeutics, Inc.*	1,961	54,614
Grifols SA, ADR	7,650	133,110
Halozyme Therapeutics, Inc.*	6,806	87,253
Immunomedics, Inc.*	5,568	27,840
Incyte Corp.*	9,901	1,317,823
Inovio Pharmaceuticals, Inc.*	3,892	27,439
Insmed, Inc.*	3,252	51,804
Insys Therapeutics, Inc.*	3,772	48,131
Intellia Therapeutics, Inc.*	1,892	27,018
Intercept Pharmaceuticals, Inc.*	1,304	166,377
Ionis Pharmaceuticals, Inc.*	6,370	317,035
Ironwood Pharmaceuticals, Inc.*	6,894	116,440
Juno Therapeutics, Inc.*	5,564	133,759
Karyopharm Therapeutics, Inc.*	2,168	22,482
Kite Pharma, Inc.*	2,621	185,488
Lexicon Pharmaceuticals, Inc.*(b)	5,468	87,761
Ligand Pharmaceuticals, Inc.*	1,098	114,884
Lion Biotechnologies, Inc.*	3,263	24,962
Loxo Oncology, Inc.*	1,139	50,617
MacroGenics, Inc.*	1,831	38,707
MediciNova, Inc.*	1,813	11,676
Merrimack Pharmaceuticals, Inc.*	6,812	20,913
Minerva Neurosciences, Inc.*	1,829	16,004
Momenta Pharmaceuticals, Inc.*	3,733	57,675
Myriad Genetics, Inc.*	3,596	69,870
NantKwest, Inc.*	4,329	20,476
Neurocrine Biosciences, Inc.*	4,566	201,635
NewLink Genetics Corp.*	1,531	24,052
Novavax, Inc.*	14,256	21,527
OncoMed Pharmaceuticals, Inc.*	1,949	19,802
Ophthotech Corp.*	1,876	6,716
OPKO Health, Inc.*	29,303	245,852
Organovo Holdings, Inc.*	5,459	17,032
Otonomy, Inc.*	1,587	23,567
PDL BioPharma, Inc.	8,700	18,618
Portola Pharmaceuticals, Inc.*	2,972	103,069
Progenics Pharmaceuticals, Inc.*	3,682	41,386
Prothena Corp. plc*	1,813	106,332
PTC Therapeutics, Inc.*	1,804	24,589
Radius Health, Inc.*	2,266	95,489
Regeneron Pharmaceuticals, Inc.*	5,364	2,003,454
REGENXBIO, Inc.*	1,391	25,594
Repligen Corp.*	1,778	56,025
Retrophin, Inc.*	1,983	42,178
Rigel Pharmaceuticals, Inc.*	6,250	15,312
Sage Therapeutics, Inc.*	1,953	131,632
Sangamo Therapeutics, Inc.*	3,712	16,890
Sarepta Therapeutics, Inc.*	2,869	89,255
Seattle Genetics, Inc.*	7,440	488,436
Seres Therapeutics, Inc.*	2,121	20,531
Shire plc, ADR	4,282	773,757
Spark Therapeutics, Inc.*	1,617	103,132
Spectrum Pharmaceuticals, Inc.*	4,234	27,098
Synergy Pharmaceuticals, Inc.*	10,520	60,911
TESARO, Inc.*	2,715	511,425
Trevena, Inc.*	2,751	11,169
Ultragenyx Pharmaceutical, Inc.*	2,147	182,667
United Therapeutics Corp.*	2,229	329,268
Vanda Pharmaceuticals, Inc.*	2,310	32,917
Versartis, Inc.*	1,829	39,964
Vertex Pharmaceuticals, Inc.*	13,036	1,181,322
XBiotech, Inc.*	1,706	23,014
Xencor, Inc.*	2,162	53,726
		25,901,550
Health Care Equipment & Supplies - 0.1%
Cerus Corp.*	5,438	22,785
Novocure Ltd.*	4,561	34,664
		57,449
Health Care Technology - 0.1%
NantHealth, Inc.*	6,372	48,236

Life Sciences Tools & Services - 5.3%
Albany Molecular Research, Inc.*	2,254	33,742
Bio-Techne Corp.	1,961	208,494
Compugen Ltd.*	2,676	11,373
Illumina, Inc.*	7,721	1,292,495
INC Research Holdings, Inc., Class A*	2,818	123,006
Luminex Corp.*	2,291	42,567
NanoString Technologies, Inc.*	1,104	20,833

Investments	Shares	Value ($)
Pacific Biosciences of California, Inc.*	4,869	24,588
PRA Health Sciences, Inc.*	3,228	190,484
QIAGEN NV*	11,856	337,425
		2,285,007
Pharmaceuticals - 7.8%
Aerie Pharmaceuticals, Inc.*	1,754	83,052
Akorn, Inc.*	6,582	136,971
Amphastar Pharmaceuticals, Inc.*	2,419	37,422
ANI Pharmaceuticals, Inc.*	609	35,974
Aralez Pharmaceuticals, Inc.*	3,439	13,894
Aratana Therapeutics, Inc.*	1,947	12,870
Avadel Pharmaceuticals plc, ADR*	2,121	22,610
Cempra, Inc.*	2,753	9,360
Clearside Biomedical, Inc.*	1,291	10,134
Collegium Pharmaceutical, Inc.*	1,504	19,943
Depomed, Inc.*	3,237	53,054
Dermira, Inc.*	1,871	63,034
Endo International plc*	11,714	159,896
Foamix Pharmaceuticals Ltd.*	1,924	18,817
GW Pharmaceuticals plc, ADR*	1,208	150,734
Horizon Pharma plc*	8,475	136,024
Impax Laboratories, Inc.*	3,883	55,333
Innoviva, Inc.*	5,715	66,008
Intra-Cellular Therapies, Inc.*	2,274	29,676
Jazz Pharmaceuticals plc*	3,148	417,488
Medicines Co. (The)*	3,721	195,055
Mylan NV*	28,124	1,176,989
Nektar Therapeutics*	8,033	105,072
Omeros Corp.*	2,256	27,455
Pacira Pharmaceuticals, Inc.*	1,966	85,914
Paratek Pharmaceuticals, Inc.*	1,189	17,775
Revance Therapeutics, Inc.*	1,499	31,479
Sucampo Pharmaceuticals, Inc., Class A*	2,409	28,306
Supernus Pharmaceuticals, Inc.*	2,602	66,871
Teligent, Inc.*	2,792	19,963
Theravance Biopharma, Inc.*	2,730	83,593
Zogenix, Inc.*	1,303	13,486
		3,384,252
TOTAL COMMON STOCKS (Cost $33,970,562)		31,676,494

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 21.0%

REPURCHASE AGREEMENT(c) - 21.0%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $9,124,017 (Cost $9,123,893)	9,123,893	9,123,893

Total Investments - 93.9% (Cost $43,094,455)		40,800,387
Other Assets Less Liabilities - 6.1%		2,671,789
Net assets - 100.0%		43,472,176

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $1,567,338.
(b)

Security fair valued as of 2/28/2017 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at 2/28/2017 amounted to $87,761, which represents approximately 0.20% of net assets of the Fund.

(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

Abbreviations

ADR               American Depositary Receipt

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$2,090,886
Aggregate gross unrealized depreciation	(5,643,847)
Net unrealized depreciation	$(3,552,961)
Federal income tax cost of investments	$44,353,348

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Nasdaq Biotechnology had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$30,826,764	1/8/2018	Bank of America NA	0.83%	NASDAQ Biotechnology Index®	$945,382
84,676	11/6/2018	Goldman Sachs International	1.21%	NASDAQ Biotechnology Index®	10,125
59,285,614	7/6/2017	Societe Generale	0.88%	NASDAQ Biotechnology Index®	(5,029,026)
8,687,063	11/6/2018	UBS AG	0.78%	NASDAQ Biotechnology Index®	216,064
$98,884,117					$(3,857,455)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

UltraPro Financial Select Sector

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

COMMON STOCKS(a) - 61.5%

Banks - 28.1%
Bank of America Corp.	56,841	1,402,836
BB&T Corp.	4,564	220,076
Citigroup, Inc.	16,030	958,754
Citizens Financial Group, Inc.	2,879	107,588
Comerica, Inc.	968	68,999
Fifth Third Bancorp	4,250	116,620
Huntington Bancshares, Inc.	6,103	86,296
JPMorgan Chase & Co.	20,127	1,823,909
KeyCorp	6,079	114,103
M&T Bank Corp.	872	145,598
People’s United Financial, Inc.	1,751	33,619
PNC Financial Services Group, Inc. (The)	2,737	348,229
Regions Financial Corp.	6,924	105,730
SunTrust Banks, Inc.	2,760	164,192
US Bancorp	8,986	494,230
Wells Fargo & Co.	25,425	1,471,599
Zions Bancorp	1,146	51,455
		7,713,833
Capital Markets - 11.8%
Affiliated Managers Group, Inc.	309	51,890
Ameriprise Financial, Inc.	890	117,035
Bank of New York Mellon Corp. (The)	5,948	280,389
BlackRock, Inc.	683	264,635
CBOE Holdings, Inc.	512	39,962
Charles Schwab Corp. (The)	6,786	274,222
CME Group, Inc.	1,909	231,867
E*TRADE Financial Corp.*	1,539	53,111
Franklin Resources, Inc.	1,952	84,014
Goldman Sachs Group, Inc. (The)	2,080	515,965
Intercontinental Exchange, Inc.	3,350	191,385
Invesco Ltd.	2,298	73,973
Moody’s Corp.	936	104,242
Morgan Stanley	8,112	370,475
Nasdaq, Inc.	642	45,653
Northern Trust Corp.	1,198	104,645
S&P Global, Inc.	1,457	188,638
State Street Corp.	2,040	162,608
T Rowe Price Group, Inc.	1,370	97,558
		3,252,267
Consumer Finance - 3.4%
American Express Co.	4,324	346,179
Capital One Financial Corp.	2,713	254,642
Discover Financial Services	2,218	157,789
Navient Corp.	1,705	26,274
Synchrony Financial	4,411	159,855
		944,739
Diversified Financial Services - 6.8%
Berkshire Hathaway, Inc., Class B*	10,681	1,830,937
Leucadia National Corp.	1,822	48,502
		1,879,439
Insurance - 11.4%
Aflac, Inc.	2,296	166,116
Allstate Corp. (The)	2,071	170,153
American International Group, Inc.	5,488	350,793
Aon plc	1,480	171,162
Arthur J. Gallagher & Co.	1,001	57,007
Assurant, Inc.	320	31,680
Chubb Ltd.	2,618	361,729
Cincinnati Financial Corp.	844	61,578
Hartford Financial Services Group, Inc. (The)	2,125	103,891
Lincoln National Corp.	1,286	90,226
Loews Corp.	1,554	73,007
Marsh & McLennan Cos., Inc.	2,900	213,092
MetLife, Inc.	6,182	324,184
Principal Financial Group, Inc.	1,505	94,123
Progressive Corp. (The)	3,264	127,883
Prudential Financial, Inc.	2,419	267,396
Torchmark Corp.	622	48,224
Travelers Cos., Inc. (The)	1,598	195,340
Unum Group	1,306	63,772
Willis Towers Watson plc	724	92,983
XL Group Ltd.	1,514	61,302
		3,125,641
Mortgage Real Estate Investment Trusts (REITs) - 0.0%(b)
ARMOUR Residential REIT, Inc.	3	68

TOTAL COMMON STOCKS (Cost $15,583,505)		16,915,987

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 0.8%

REPURCHASE AGREEMENT(c) - 0.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $209,816 (Cost $209,813)	209,813	209,813

Total Investments - 62.3% (Cost $15,793,318)		17,125,800
Other Assets Less Liabilities - 37.7%		10,384,319
Net assets - 100.0%		27,510,119

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $6,592,043.
(b)	Represents less than 0.05% of net assets.
(c)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$1,358,682
Aggregate gross unrealized depreciation	(32,530)
Net unrealized appreciation	$1,326,152
Federal income tax cost of investments	$15,799,648

See accompanying notes to schedules of portfolio investments.

Swap Agreements

UltraPro Financial Select Sector had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$2,089,410	11/6/2017	Bank of America NA	1.03%	S&P Financial Select Sector Index	$461,153
1,861,772	1/8/2018	Credit Suisse International	0.93%	S&P Financial Select Sector Index	1,724,049
2,831,305	11/6/2017	Deutsche Bank AG	0.86%	S&P Financial Select Sector Index	1,969,398
9,688,888	1/8/2018	Goldman Sachs International	1.21%	S&P Financial Select Sector Index	68,216
6,501,800	11/6/2017	Morgan Stanley & Co. International plc	1.18%	S&P Financial Select Sector Index	1,048,045
38,172,452	11/6/2017	Societe Generale	1.28%	S&P Financial Select Sector Index	1,834,713
4,611,849	1/8/2018	UBS AG	1.13%	S&P Financial Select Sector Index	2,963,620
$65,757,476					$10,069,194

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI EAFE

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 63.7%

REPURCHASE AGREEMENT(a) - 63.7%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $6,066,564 (Cost $6,066,480)	6,066,480	6,066,480

Total Investments - 63.7% (Cost $6,066,480)(b)		6,066,480
Other Assets Less Liabilities - 36.3%		3,451,352
Net assets - 100.0%		9,517,832

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)              Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI EAFE had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$709,682	11/6/2018	Bank of America NA	0.93%	iShares® MSCI EAFE ETF	$30,108
376,327	11/6/2017	Citibank NA	1.11%	iShares® MSCI EAFE ETF	6,338
10,900,899	11/6/2018	Credit Suisse International	0.48%	iShares® MSCI EAFE ETF	841,023
531,945	11/7/2017	Goldman Sachs International	1.26%	iShares® MSCI EAFE ETF	38,162
2,467,937	11/6/2017	Morgan Stanley & Co. International plc	0.93%	iShares® MSCI EAFE ETF	258,377
616,566	11/6/2017	Societe Generale	1.48%	iShares® MSCI EAFE ETF	(36,044)
3,430,426	11/6/2017	UBS AG	0.98%	iShares® MSCI EAFE ETF	(33,293)
$19,033,782					$1,104,671

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Emerging Markets

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 68.4%

REPURCHASE AGREEMENT(a) - 24.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $5,552,581 (Cost $5,552,503)	5,552,503	5,552,503

U.S. TREASURY OBLIGATION - 44.0%
U.S. Treasury Bill 0.47%, 4/6/2017 (Cost $9,995,300)(b)	10,000,000	9,995,329
TOTAL SHORT-TERM INVESTMENTS (Cost $15,547,803)		15,547,832

Total Investments - 68.4% (Cost $15,547,803)		15,547,832
Other Assets Less Liabilities - 31.6%		7,186,073
Net assets - 100.0%		22,733,905

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)              The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$29
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$29
Federal income tax cost of investments	$15,547,803

Swap Agreements(2)

Ultra MSCI Emerging Markets had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$1,837,800	11/6/2018	Bank of America NA	1.08%	iShares® MSCI Emerging Markets ETF	$64,526
7,985,623	11/6/2017	Citibank NA	1.11%	iShares® MSCI Emerging Markets ETF	54,728
6,168,437	11/6/2017	Credit Suisse International	0.58%	iShares® MSCI Emerging Markets ETF	(1,009,988)
718,548	11/6/2018	Goldman Sachs International	0.61%	iShares® MSCI Emerging Markets ETF	45,506
4,698,229	11/6/2018	Morgan Stanley & Co. International plc	0.53%	iShares® MSCI Emerging Markets ETF	189,051
1,406,107	11/6/2018	Societe Generale	0.43%	iShares® MSCI Emerging Markets ETF	89,940
22,724,164	11/6/2018	UBS AG	0.58%	iShares® MSCI Emerging Markets ETF	244,999
$45,538,908					$(321,238)

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE Europe

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 73.8%

REPURCHASE AGREEMENT(a) - 73.8%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $7,330,053 (Cost $7,329,953)	7,329,953	7,329,953

Total Investments - 73.8% (Cost $7,329,953)(b)		7,329,953
Other Assets Less Liabilities - 26.2%		2,600,872
Net assets - 100.0%		9,930,825

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)              Tax basis equals book cost.

Swap Agreements(2)

Ultra FTSE Europe had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$447,017	11/6/2017	Bank of America NA	0.83%	Vanguard® FTSE Europe ETF Shares	$80,726
349,066	11/6/2017	Citibank NA	0.91%	Vanguard® FTSE Europe ETF Shares	(11,529)
2,648,727	11/6/2017	Credit Suisse International	0.58%	Vanguard® FTSE Europe ETF Shares	(380,618)
884,816	11/7/2017	Goldman Sachs International	0.51%	Vanguard® FTSE Europe ETF Shares	13,138
6,681,964	11/6/2017	Morgan Stanley & Co. International plc	0.28%	Vanguard® FTSE Europe ETF Shares	513,423
1,980,662	11/6/2017	Societe Generale	0.78%	Vanguard® FTSE Europe ETF Shares	127,497
6,855,811	11/6/2017	UBS AG	0.78%	Vanguard® FTSE Europe ETF Shares	(266,920)
$19,848,063					$75,717

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Brazil Capped

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 60.1%

REPURCHASE AGREEMENT(a) - 60.1%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $11,691,532 (Cost $11,691,370)	11,691,370	11,691,370

Total Investments - 60.1% (Cost $11,691,370)(b)		11,691,370
Other Assets Less Liabilities - 39.9%		7,772,287
Net assets - 100.0%		19,463,657

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)              Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Brazil Capped had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$4,019,719	11/6/2017	Bank of America NA	0.28%	iShares® MSCI Brazil Capped ETF	$1,128,862
21,302,397	11/6/2018	Credit Suisse International	0.28%	iShares® MSCI Brazil Capped ETF	(194,083)
1,880,173	11/6/2017	Morgan Stanley & Co. International plc	0.98%	iShares® MSCI Brazil Capped ETF	265,760
1,958,492	11/6/2017	Societe Generale	1.03%	iShares® MSCI Brazil Capped ETF	510,726
9,850,016	11/6/2018	UBS AG	0.78%	iShares® MSCI Brazil Capped ETF	(605,194)
$39,010,797					$1,106,071

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra FTSE China 50

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENTS - 56.0%

REPURCHASE AGREEMENT(a) - 20.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $5,772,527 (Cost $5,772,446)	5,772,446	5,772,446

U.S. TREASURY OBLIGATION - 35.5%
U.S. Treasury Bill 0.50%, 3/2/2017 (Cost $9,999,862)(b)	10,000,000	9,999,749
TOTAL SHORT-TERM INVESTMENTS (Cost $15,772,308)		15,772,195

Total Investments - 56.0% (Cost $15,772,308)		15,772,195
Other Assets Less Liabilities - 44.0%		12,376,721
Net assets - 100.0%		28,148,916

(a)              The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)              The rate shown was the current yield as of 2/28/2017.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(113)
Net unrealized depreciation	$(113)
Federal income tax cost of investments	$15,772,308

Swap Agreements(2)

Ultra FTSE China 50 had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$7,886	11/6/2018	Bank of America NA	0.88%	iShares® China Large-Cap ETF	$306
2,818,532	11/6/2017	Credit Suisse International	0.53%	iShares® China Large-Cap ETF	(3,557,378)
25,236,134	11/7/2017	Goldman Sachs International	(0.79)%	iShares® China Large-Cap ETF	3,855,312
1,768,107	11/6/2017	Morgan Stanley & Co. International plc	0.58%	iShares® China Large-Cap ETF	28,725
3,623,851	11/6/2018	Societe Generale	0.28%	iShares® China Large-Cap ETF	111,178
22,990,388	11/6/2017	UBS AG	(0.22)%	iShares® China Large-Cap ETF	(76,037)
$56,444,898					$362,106

(1)              Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

(2)              In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Japan

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 57.4%

REPURCHASE AGREEMENT(a) - 57.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $5,500,027 (Cost $5,499,950)	5,499,950	5,499,950

Total Investments - 57.4% (Cost $5,499,950)(b)		5,499,950
Other Assets Less Liabilities - 42.6%		4,075,907
Net assets - 100.0%		9,575,857

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Japan had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$4,845,343	12/6/2017	Bank of America NA	1.13%	iShares® MSCI Japan ETF	$170,014
998,708	11/6/2017	Credit Suisse International	0.98%	iShares® MSCI Japan ETF	100,065
11,589,369	12/6/2017	Morgan Stanley & Co. International plc	0.48%	iShares® MSCI Japan ETF	299,591
698,033	12/6/2017	Societe Generale	1.18%	iShares® MSCI Japan ETF	210,774
1,033,861	11/6/2018	UBS AG	0.78%	iShares® MSCI Japan ETF	(1,097)
$19,165,314					$779,347

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra MSCI Mexico Capped IMI

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

SHORT-TERM INVESTMENT - 67.0%

REPURCHASE AGREEMENT(a) - 67.0%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,812,528 (Cost $3,812,475)	3,812,475	3,812,475

Total Investments - 67.0% (Cost $3,812,475)(b)		3,812,475
Other Assets Less Liabilities - 33.0%		1,880,466
Net assets - 100.0%		5,692,941

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

(b)	Tax basis equals book cost.

Swap Agreements(2)

Ultra MSCI Mexico Capped IMI had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$749,437	11/7/2017	Bank of America NA	0.78%	iShares® MSCI Mexico Capped ETF	$(115,478)
1,532,270	11/6/2018	Credit Suisse International	0.58%	iShares® MSCI Mexico Capped ETF	27,411
89,590	11/6/2017	Goldman Sachs International	0.96%	iShares® MSCI Mexico Capped ETF	(13,914)
83,641	11/7/2017	Morgan Stanley & Co. International plc	0.98%	iShares® MSCI Mexico Capped ETF	(12,972)
1,865,584	11/6/2018	Societe Generale	0.78%	iShares® MSCI Mexico Capped ETF	(18,818)
7,071,592	11/6/2018	UBS AG	0.58%	iShares® MSCI Mexico Capped ETF	(411,047)
$11,392,114					$(544,818)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation of these swap transactions as of close of business New York time, one or more financial products traded on a U.S. exchange are used as the reference entity as a surrogate for the respective underlying index for the purposes of both daily valuation calculation as well as final settlement of the swap.

See accompanying notes to schedules of portfolio investments.

Ultra 7-10 Year Treasury

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS(a) - 82.7%

U.S. Treasury Bonds
7.50%, 11/15/2024	78,700	108,348
7.63%, 2/15/2025	69,700	97,215
6.88%, 8/15/2025	72,600	98,367
6.00%, 2/15/2026	149,000	193,421
6.75%, 8/15/2026	71,300	97,976
6.50%, 11/15/2026	95,100	129,299
6.63%, 2/15/2027	64,900	89,481
U.S. Treasury Notes
2.50%, 5/15/2024	1,193,200	1,216,598
2.38%, 8/15/2024	1,225,200	1,237,069
2.25%, 11/15/2024	1,225,200	1,224,339
2.00%, 2/15/2025	1,225,100	1,199,450
2.13%, 5/15/2025	1,224,900	1,208,440
2.00%, 8/15/2025	1,225,200	1,194,666
2.25%, 11/15/2025	1,225,200	1,216,585
1.63%, 2/15/2026	1,170,300	1,101,453
1.63%, 5/15/2026	1,171,400	1,100,018
1.50%, 8/15/2026	1,173,500	1,087,229
2.00%, 11/15/2026	1,169,500	1,131,948
2.25%, 2/15/2027	427,000	423,030
TOTAL U.S. TREASURY OBLIGATIONS (Cost $14,306,592)		14,154,932

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 15.2%

REPURCHASE AGREEMENT(b) - 15.2%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $2,593,187 (Cost $2,593,152)	2,593,152	2,593,152

Total Investments - 97.9% (Cost $16,899,744)		16,748,084
Other Assets Less Liabilities - 2.1%		351,784
Net assets - 100.0%		17,099,868

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $148,185.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,597
Aggregate gross unrealized depreciation	(184,466)
Net unrealized depreciation	$(178,869)
Federal income tax cost of investments	$16,926,953

See accompanying notes to schedules of portfolio investments.

Futures Contracts Purchased

Ultra 7-10 Year Treasury had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. 10 Year Treasury Note Futures Contracts	4	6/21/2017	$498,313	$(2,131)

Cash collateral in the amount of $6,380 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

Swap Agreements

Ultra 7-10 Year Treasury had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$2,498,330	11/6/2018	Citibank NA	0.63%	ICE U.S. Treasury 7-10 Year Bond Index	$206,634
17,076,376	3/6/2018	Goldman Sachs International	0.33%	ICE U.S. Treasury 7-10 Year Bond Index	(629,866)
$19,574,706					$(423,232)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra 20+ Year Treasury

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Principal Amount ($)	Value ($)

U.S. TREASURY OBLIGATIONS(a) - 88.3%

U.S. Treasury Bonds
5.00%, 5/15/2037	194,800	264,182
4.38%, 2/15/2038	205,600	258,767
4.50%, 5/15/2038	232,000	296,688
3.50%, 2/15/2039	380,300	421,628
4.25%, 5/15/2039	352,700	434,097
4.50%, 8/15/2039	376,800	479,331
4.38%, 11/15/2039	405,700	507,600
4.63%, 2/15/2040	675,100	873,885
4.38%, 5/15/2040	568,300	711,041
3.88%, 8/15/2040	493,000	574,383
4.25%, 11/15/2040	520,700	640,746
4.75%, 2/15/2041	573,500	757,289
4.38%, 5/15/2041	444,400	557,687
3.75%, 8/15/2041	494,200	565,010
3.13%, 11/15/2041	444,500	458,425
3.13%, 2/15/2042	554,500	571,871
3.00%, 5/15/2042	467,500	471,408
2.75%, 8/15/2042	714,900	687,086
2.75%, 11/15/2042	880,400	845,528
3.13%, 2/15/2043	892,900	918,850
2.88%, 5/15/2043	1,257,600	1,235,592
3.63%, 8/15/2043	1,042,100	1,171,548
3.75%, 11/15/2043	1,256,800	1,443,945
3.63%, 2/15/2044	1,265,500	1,422,798
3.38%, 5/15/2044	1,272,300	1,370,009
3.13%, 8/15/2044	1,273,300	1,310,206
3.00%, 11/15/2044	1,273,300	1,278,970
2.50%, 2/15/2045	1,273,300	1,155,122
3.00%, 5/15/2045	1,273,300	1,278,075
2.88%, 8/15/2045	1,273,300	1,247,038
3.00%, 11/15/2045	1,273,200	1,277,776
2.50%, 2/15/2046	1,182,100	1,070,355
2.50%, 5/15/2046	1,182,400	1,069,887
2.25%, 8/15/2046	1,182,400	1,011,414
2.88%, 11/15/2046	1,182,400	1,159,768
3.00%, 2/15/2047	457,800	460,697
TOTAL U.S. TREASURY OBLIGATIONS (Cost $33,923,987)		30,258,702

	Principal Amount ($)

SHORT-TERM INVESTMENT(a) - 9.5%

REPURCHASE AGREEMENT(b) - 9.5%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $3,273,304 (Cost $3,273,259)	3,273,259	3,273,259

Total Investments - 97.8% (Cost $37,197,246)		33,531,961
Other Assets Less Liabilities - 2.2%		759,068
Net assets - 100.0%		34,291,029

(a)	All or a portion of this security is segregated in connection with obligations for swaps with a total value of $22,982.
(b)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$14,034
Aggregate gross unrealized depreciation	(3,689,286)
Net unrealized depreciation	$(3,675,252)
Federal income tax cost of investments	$37,207,213

Futures Contracts Purchased

Ultra 20+ Year Treasury had the following open long futures contracts as of February 28, 2017:

	Number of Contracts	Expiration Date	Notional Amount at Value	Unrealized Depreciation
U.S. Long Bond Futures Contracts	5	6/21/2017	$758,281	$(1,726)

Cash collateral in the amount of $24,200 was pledged to cover margin requirements for open futures contracts as of February 28, 2017.

See accompanying notes to schedules of portfolio investments.

Swap Agreements

Ultra 20+ Year Treasury had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation/ (Depreciation)
$19,007,398	11/6/2017	Bank of America NA	0.52%	ICE U.S. Treasury 20+ Year Bond Index	$(2,882,024)
12,322,391	11/6/2018	Citibank NA	0.63%	ICE U.S. Treasury 20+ Year Bond Index	140,319
6,323,448	12/6/2017	Morgan Stanley & Co. International plc	0.78%	ICE U.S. Treasury 20+ Year Bond Index	(474,999)
$37,653,237					$(3,216,704)

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.

See accompanying notes to schedules of portfolio investments.

Ultra High Yield

Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

Investments	Shares	Value ($)

EXCHANGE TRADED FUND - 75.7%

iShares iBoxx $ High Yield Corporate Bond ETF (Cost $2,370,425)	27,163	2,398,221

	Principal Amount ($)

SHORT-TERM INVESTMENT - 3.4%

REPURCHASE AGREEMENT(a) - 3.4%
Repurchase Agreements with various counterparties, rates 0.35% - 0.52%, dated 2/28/2017, due 3/1/2017, total to be received $109,132 (Cost $109,132)	109,132	109,132

Total Investments - 79.1% (Cost $2,479,557)		2,507,353
Other Assets Less Liabilities - 20.9%		662,390
Net assets - 100.0%		3,169,743

(a)

The Fund invests in Repurchase Agreements jointly with other funds in the Trust. See “Repurchase Agreements” under Note 2 in the Notes to Schedules of Portfolio of Investments to view the details of each individual agreement and counterparty as well as a description of the securities subjected to repurchase.

As of February 28, 2017, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$27,796
Aggregate gross unrealized depreciation	—
Net unrealized appreciation	$27,796
Federal income tax cost of investments	$2,479,557

Swap Agreements(2)

Ultra High Yield had the following open swap agreements as of February 28, 2017:

Notional Amount at Value	Termination Date	Counterparty	Rate Paid (Received)(1)	Underlying Instrument	Unrealized Appreciation
$1,116,743	2/20/2018	Citibank NA	0.53%	iShares® iBoxx $High Yield Corporate Bond ETF	$48,301
2,112,870	12/7/2017	Credit Suisse International	(0.22)%	iShares® iBoxx $High Yield Corporate Bond ETF	133,178
691,708	11/2/2018	Goldman Sachs International	0.46%	iShares® iBoxx $High Yield Corporate Bond ETF	33,284
$3,921,321					$214,763

(1)	Reflects the floating financing rate, as of February 28, 2017, on the notional amount of the swap agreement paid to the counterparty or received from the counterparty, excluding any commissions.
(2)

In order to facilitate the daily valuation and final settlement of these swap transactions as of the time the Fund calculates its NAV, which differs from the time the Fund’s underlying index is calculated, one or more exchange-traded financial products are used as the reference entity, as a surrogate for the respective underlying index.

ProShares Trust

Notes to Schedule of Portfolio Investments

February 28, 2017 (Unaudited)

1. Organization

ProShares Trust (the “Trust”) is registered as an open-end management investment company under the Investment Company Act of 1940 (“1940 Act”). The Trust was formed as a Delaware statutory trust on May 29, 2002, has authorized capital of an unlimited number of shares at no par value and is comprised of 124 operational funds. These accompanying Notes to Financials Statements relate to the portfolios of the Trust included in this report (collectively, the “Funds” and individually, a “Fund”). Each Fund qualifies as an investment company as defined in the Financial Accounting Standards Codification Topic 946 — Financial Services — Investment Companies. Each Fund is a “non-diversified” series of the Trust pursuant to the 1940 Act.

The net asset value per share (“NAV”) of each Fund, except as detailed below, is generally determined as of the close of the regular trading session of the exchange on which it is listed (ordinarily 4:00 p.m. Eastern Time) on each Business Day. The NAV of Short 7-10 Year Treasury, Short 20+ Year Treasury, UltraShort 3-7 Year Treasury, UltraShort 7-10 Year Treasury, UltraShort 20+ Year Treasury, UltraShort TIPS, UltraPro Short 20+ Year Treasury, Ultra 7-10 Year Treasury and Ultra 20+ Year Treasury is generally determined at 3:00 p.m. (Eastern Time) on each Business Day.

UltraShort Junior Miners, UltraShort Homebuilders & Supplies, UltraShort MSCI Pacific ex-Japan, Short Investment Grade Corporate, Ultra Homebuilders & Supplies, Ultra MSCI Pacific ex-Japan and Ultra Investment Grade Corporate were liquidated on August 26, 2016.

2. Significant Accounting Policies

The following is a summary of significant accounting policies followed by each Fund in preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (“GAAP”). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts. The actual results could differ from those estimates.

Investment Valuation

The Funds record their investments at fair value.  Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.  The securities in the portfolio of a Fund that are listed or traded on a stock exchange or the NASDAQ Stock Market, except as otherwise noted, are generally valued at the closing price, if available, or the last sale price on the exchange or system where the security is principally traded, generally using information provided by a third party pricing service, or market quotations. These valuations are typically categorized as Level 1 in the fair value hierarchy described below. If there have been no sales for that day on the exchange or system where the security is principally traded, then fair value may be determined with reference to the last sale price, or the closing price, if applicable, on any other exchange or system. If there have been no sales of the security for that day on any exchange or system, the security will be valued in accordance with procedures approved by the Trust’s Board of Trustees (the “Board”).

Exchange traded funds are generally valued at the closing price, if available, or at the last sale price as described above, and are typically categorized as Level 1 in the fair value hierarchy.

Securities regularly traded in the over-the-counter (“OTC”) markets, including securities listed on an exchange but that are primarily traded OTC, other than those traded on the NASDAQ Stock Market, are valued on the basis of the mean between the bid and asked quotes furnished by primary market makers for those instruments. Fixed-income securities are valued according to prices as furnished by an independent pricing service, generally at the mean of the bid and asked quotes for U.S. Treasury securities. Fixed-income securities maturing in sixty days or less may also be valued at amortized cost, which approximates value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

Index futures contracts are generally valued at their last sale price prior to the time at which the NAV of a Fund is determined. Equity and bond futures contracts are generally valued at the official futures settlement price.  These valuations are typically categorized as Level 1 in the fair value hierarchy.  If there was no sale on that day, fair valuation procedures as described below may be applied. Non-exchange traded derivatives (e.g. non-exchange traded swap agreements) are generally valued using independent sources and/or agreements with counterparties or other procedures approved by the Board and are typically categorized as Level 2 in the fair value hierarchy.

When ProShares Advisors (the “Advisor”) determines that the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain prices become stale, or an event occurs that materially affects the furnished price), it may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision and responsibility of the Board. Fair value pricing may require subjective determinations about the value of a security. While the Trust’s policy is intended to result in a calculation of a Fund’s NAV that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined by the Advisor or persons acting at their direction would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by a Fund may differ from the value that would be realized if the securities were sold and the differences could be material to the financial statements. Depending on the source and relevant significance of valuation inputs, these instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (1) market participant assumptions which are developed based on market data obtained from sources independent of the Funds (observable inputs) and (2) the Funds’ own assumptions about market participant assumptions which are developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

•            Level 1— Quoted prices in active markets for identical assets.

•            Level 2— Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•            Level 3— Significant unobservable inputs (including assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities maturing in sixty days or less may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. Fair value measurements may also require additional disclosure when the volume and level of activity for the asset or liability have significantly decreased, as well as when circumstances indicate that a transaction is not orderly. The Funds disclose transfers between levels based on valuations at the end of the reporting period.  There were no transfers between Level 1 and 3, or Level 2 and 3 as of February 28, 2017, based on levels assigned to securities on May 31, 2016. Transfers between Level 1 and 2 are included in a summary of the valuations below.

The following is a summary of the valuations as of February 28, 2017, for each Fund based upon the three levels defined above:

Please refer to the Schedules of Portfolio Investments to view equity and debt securities segregated by industry type.

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements *
Short S&P500®	$—	$—	$(1,155,695)	$—	$—	$1,616,282,410	$335,050,644	$(220,156,134)	$1,951,333,054	$(221,311,829)
Short QQQ®	—	—	(34,334)	—	—	225,889,353	101,299,046	(30,904,521)	327,188,399	(30,938,855)
Short Dow30SM	—	—	(116,386)	—	—	226,853,779	69,848,435	(47,268,102)	296,702,214	(47,384,488)
Short MidCap400	—	—	(41,111)	—	—	—	16,885,676	(5,322,511)	16,885,676	(5,363,622)
Short Russell2000	—	—	94,426	—	—	300,834,586	90,240,465	(75,599,635)	391,075,051	(75,505,209)
Short SmallCap600	—	—	—	—	—	—	16,345,935	(2,794,678)	16,345,935	(2,794,678)
UltraShort S&P500®	—	—	(292,171)	—	—	1,534,768,211	409,111,475	(353,329,568)	1,943,879,686	(353,621,739)
UltraShort QQQ®	—	—	461	—	—	301,886,382	75,162,195	(80,080,242)	377,048,577	(80,079,781)
UltraShort Dow30SM	—	—	(12,996)	—	—	228,871,690	58,475,952	(74,467,939)	287,347,642	(74,480,935)
UltraShort MidCap400	—	—	(9,186)	—	—	—	4,823,192	(4,279,290)	4,823,192	(4,288,476)
UltraShort Russell2000	—	—	58,271	—	—	154,910,088	78,095,373	(68,846,169)	233,005,461	(68,787,898)
UltraShort SmallCap600	—	—	—	—	—	—	2,452,984	(1,376,281)	2,452,984	(1,376,281)
UltraPro Short S&P500®	—	—	(189,068)	—	—	765,643,931	146,511,896	(229,600,121)	912,155,827	(229,789,189)
UltraPro Short QQQ®	—	—	626	—	—	577,773,309	168,802,015	(202,397,072)	746,575,324	(202,396,446)
UltraPro Short Dow30SM	—	—	(4,937)	—	—	202,928,058	86,158,959	(82,622,297)	289,087,017	(82,627,234)
UltraPro Short MidCap400	—	—	(1,099)	—	—	—	2,860,966	(1,943,762)	2,860,966	(1,944,861)
UltraPro Short Russell2000	—	—	46,298	—	—	81,965,135	74,404,018	(54,959,335)	156,369,153	(54,913,037)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements *
Short Basic Materials	$—	$—	$—	$—	$—	$—	$2,084,510	$(899,924)	$2,084,510	$(899,924)
Short Financials	—	—	—	—	—	—	23,840,571	(10,046,985)	23,840,571	(10,046,985)
Short Oil & Gas	—	—	—	—	—	—	3,722,921	(1,511,785)	3,722,921	(1,511,785)
Short Real Estate	—	—	—	—	—	—	14,653,795	(3,051,786)	14,653,795	(3,051,786)
Short S&P Regional Banking	—	—	—	—	—	—	1,860,228	(513,370)	1,860,228	(513,370)
UltraShort Basic Materials	—	—	—	—	—	—	5,215,118	(2,145,321)	5,215,118	(2,145,321)
UltraShort Nasdaq Biotechnology	—	—	—	—	—	23,992,880	35,354,514	(14,075,681)	59,347,394	(14,075,681)
UltraShort Consumer Goods	—	—	—	—	—	—	2,193,974	(630,041)	2,193,974	(630,041)
UltraShort Consumer Services	—	—	—	—	—	—	2,369,662	(472,504)	2,369,662	(472,504)
UltraShort Financials	—	—	—	—	—	19,986,490	29,314,354	(29,731,261)	49,300,844	(29,731,261)
UltraShort Gold Miners	—	—	—	—	—	—	2,708,233	(1,155,472)	2,708,233	(1,155,472)
UltraShort Health Care	—	—	—	—	—	—	1,928,336	(232,256)	1,928,336	(232,256)
UltraShort Industrials	—	—	—	—	—	—	3,600,757	(1,508,429)	3,600,757	(1,508,429)
UltraShort Oil & Gas	—	—	—	—	—	11,998,578	22,938,709	(5,911,968)	34,937,287	(5,911,968)
UltraShort Oil & Gas Exploration & Production	—	—	—	—	—	—	711,205	(903,174)	711,205	(903,174)
UltraShort Real Estate	—	—	—	—	—	19,990,658	10,828,871	(6,925,579)	30,819,529	(6,925,579)
UltraShort Semiconductors	—	—	—	—	—	—	3,181,998	(2,280,667)	3,181,998	(2,280,667)
UltraShort Technology	—	—	—	—	—	—	3,305,613	(1,747,686)	3,305,613	(1,747,686)
UltraShort Utilities	—	—	—	—	—	—	7,664,180	(2,667,467)	7,664,180	(2,667,467)
UltraPro Short Nasdaq Biotechnology	—	—	—	—	—	—	3,389,877	23,788	3,389,877	23,788
UltraPro Short Financial Select Sector	—	—	—	—	—	—	1,780,900	(1,350,208)	1,780,900	(1,350,208)

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements*
Short MSCI EAFE	$—	$—	$—	$—	$—	$24,968,150	$15,012,130	$(14,372,387)	$39,980,280	$(14,372,387)
Short MSCI Emerging Markets	—	—	—	—	—	71,984,082	124,497,440	(13,040,195)	196,481,522	(13,040,195)
Short FTSE China 50	—	—	—	—	—	—	10,037,937	(458,352)	10,037,937	(458,352)
UltraShort MSCI EAFE	—	—	—	—	—	—	3,990,507	(441,582)	3,990,507	(441,582)
UltraShort MSCI Emerging Markets	—	—	—	—	—	19,986,490	8,871,296	(10,957,835)	28,857,786	(10,957,835)
UltraShort FTSE Europe	—	—	—	—	—	—	35,751,232	(10,853,205)	35,751,232	(10,853,205)
UltraShort MSCI Brazil Capped	—	—	—	—	—	—	26,910,188	(18,284,455)	26,910,188	(18,284,455)
UltraShort FTSE China 50	—	—	—	—	—	31,966,721	13,176,351	(7,561,376)	45,143,072	(7,561,376)
UltraShort MSCI Japan	—	—	—	—	—	—	9,352,365	(4,381,122)	9,352,365	(4,381,122)
UltraShort MSCI Mexico Capped IMI	—	—	—	—	—	—	2,278,492	(408,191)	2,278,492	(408,191)
Short 7-10 Year Treasury	—	—	3,568	—	—	13,998,316	17,533,840	546,555	31,532,156	550,123
Short 20+ Year Treasury	—	—	(3,328)	—	—	556,723,866	164,031,710	22,289,357	720,755,576	22,286,029
Short High Yield	—	—	—	—	—	—	98,938,345	(38,848,390)	98,938,345	(38,848,390)
UltraShort 3-7 Year Treasury	—	—	—	—	—	—	2,505,970	85,761	2,505,970	85,761
UltraShort 7-10 Year Treasury	—	—	14,272	—	—	71,963,429	59,342,622	8,379,928	131,306,051	8,394,200
UltraShort 20+ Year Treasury	—	—	(35,061)	—	—	1,801,784,283	347,003,473	(21,907,517)	2,148,787,756	(21,942,578)
UltraShort TIPS	—	—	—	—	—	—	1,047,735	(86,911)	1,047,735	(86,911)
UltraPro Short 20+ Year Treasury	—	—	(4,443)	—	—	—	78,469,563	8,927,845	78,469,563	8,923,402

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest		Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements *
Ultra S&P500®	$1,184,527,174	$—	$8,715,164	$—		$—	$—	$191,471,361	$313,452,758	$1,375,998,535	$322,167,922
Ultra QQQ®	825,485,999	—	5,446,407	—		—	—	71,633,519	152,921,911	897,119,518	158,368,318
Ultra Dow30SM	257,025,962	—	1,340,763	—		—	—	33,971,812	39,494,301	290,997,774	40,835,064
Ultra MidCap400	123,927,506	—	206,643	—		—	—	9,719,098	20,658,457	133,646,604	20,865,100
Ultra Russell2000	163,663,941	—	146,926	58,310	(1)	22,912	—	23,904,518	25,119,365	187,649,681	25,266,291
Ultra SmallCap600	18,909,432	—	—	—		—	—	136,221	7,454,312	19,045,653	7,454,312
UltraPro S&P500®	209,564,982	—	3,016,368	—		—	—	19,856,240	460,600,620	229,421,222	463,616,988
UltraPro QQQ®	610,371,658	—	6,577,454	—		—	—	48,588,625	597,524,479	658,960,283	604,101,933
UltraPro Dow30SM	95,069,976	—	856,437	—		—	—	10,204,573	95,726,826	105,274,549	96,583,263
UltraPro MidCap400	20,299,016	—	71,697	—		—	—	398,396	18,462,073	20,697,412	18,533,770
UltraPro Russell2000	58,768,750	—	40,341	20,945	(1)	8,182	—	10,494,322	53,676,711	69,292,199	53,717,052

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs						Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest		Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts and Swap Agreements *
Ultra Basic Materials	$45,119,339	$—	$—	$—		$—	$—	$496,164	$14,247,247	$45,615,503	$14,247,247
Ultra Nasdaq Biotechnology	299,682,135	—	—	832,578	(1)	—	—	139,946,179	(28,568,405)	440,460,892	(28,568,405)
Ultra Consumer Goods	8,996,569	—	—	—		—	—	768,395	2,557,849	9,764,964	2,557,849
Ultra Consumer Services	15,125,270	—	—	—		—	—	916,789	4,364,238	16,042,059	4,364,238
Ultra Financials	673,909,493	—	—	—		—	—	62,061,758	125,764,189	735,971,251	125,764,189
Ultra Gold Miners	6,172,768	—	—	—		—	—	6,129,302	(2,683,025)	12,302,070	(2,683,025)
Ultra Junior Miners	4,602,881	—	—	—		—	—	1,451,042	(1,976,212)	6,053,923	(1,976,212)
Ultra Health Care	61,446,409	—	—	—		5,760	—	3,495,056	18,079,379	64,947,225	18,079,379
Ultra Industrials	16,765,065	—	—	—		—	—	1,013,373	4,448,690	17,778,438	4,448,690
Ultra Oil & Gas	127,182,611	—	—	—		—	—	16,822,490	9,770,661	144,005,101	9,770,661
Ultra Oil & Gas Exploration & Production	1,319,023	—	—	—		—	—	78,467	(37,486)	1,397,490	(37,486)
Ultra Real Estate	131,863,595	—	—	—		—	—	14,461,271	48,525,397	146,324,866	48,525,397
Ultra S&P Regional Banking	11,834,325	—	—	—		—	—	537,616	2,582,682	12,371,941	2,582,682
Ultra Semiconductors	27,227,513	—	—	—		—	—	3,191,011	4,280,241	30,418,524	4,280,241
Ultra Technology	92,857,612	—	—	—		—	—	8,930,917	41,973,288	101,788,529	41,973,288
Ultra Telecommunications	9,006,060	—	—	—		—	—	179,266	887,005	9,185,326	887,005
Ultra Utilities	9,578,733	—	—	—		—	—	1,091,562	1,782,817	10,670,295	1,782,817
UltraPro Nasdaq Biotechnology	31,588,733	—	—	87,761	(1)	—	—	9,123,893	(3,857,455)	40,800,387	(3,857,455)
UltraPro Financial Select Sector	16,915,987	—	—	—		—	—	209,813	10,069,194	17,125,800	10,069,194

	LEVEL 1 - Quoted Prices			LEVEL 2 - Other Significant Observable Inputs					Total
	Common Stocks/ Shares of Beneficial Interest	Rights/ Warrants	Futures Contracts*	Common Stocks/Shares of Beneficial Interest	Rights/ Warrants	U.S. Treasury Obligations	Repurchase Agreements	Swap Agreements*	Investment Securities, including Repurchase Agreements	Other Financial Instruments, including Futures Contracts, Swap Agreements, and Forward Currency Contracts*
Ultra MSCI EAFE	$—	$—	$—	$—	$—	$—	$6,066,480	$1,104,671	$6,066,480	$1,104,671
Ultra MSCI Emerging Markets	—	—	—	—	—	9,995,329	5,552,503	(321,238)	15,547,832	(321,238)
Ultra FTSE Europe	—	—	—	—	—	—	7,329,953	75,717	7,329,953	75,717
Ultra MSCI Brazil Capped	—	—	—	—	—	—	11,691,370	1,106,071	11,691,370	1,106,071
Ultra FTSE China 50	—	—	—	—	—	9,999,749	5,772,446	362,106	15,772,195	362,106
Ultra MSCI Japan	—	—	—	—	—	—	5,499,950	779,347	5,499,950	779,347
Ultra MSCI Mexico Capped IMI	—	—	—	—	—	—	3,812,475	(544,818)	3,812,475	(544,818)
Ultra 7-10 Year Treasury	—	—	(2,131)	—	—	14,154,932	2,593,152	(423,232)	16,748,084	(425,363)
Ultra 20+ Year Treasury	—	—	(1,726)	—	—	30,258,702	3,273,259	(3,216,704)	33,531,961	(3,218,430)
Ultra High Yield	2,398,221	—	—	—	—	—	109,132	214,763	2,507,353	214,763

*                 These investments are recorded in the financial statements at the unrealized gain or loss on the investment.

(1)         Common Stocks (Lexicon Pharmaceuticals, Inc.) transferred from Level 1 to Level 2 during the period due to a NASDAQ Stock Exchange trading halt imposed on February 28, 2017.

Foreign Currency Translation

Each Fund’s accounting records are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency exchange contracts are translated into U.S. dollars as of the close of London world markets. The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

Repurchase Agreements

Each of the Funds may enter into repurchase agreements. Repurchase agreements are primarily used by the Funds as short-term investments for cash positions. Under a repurchase agreement, a Fund purchases one or more debt securities and simultaneously agrees to sell those securities back to the seller at a mutually agreed-upon future price and date, normally one day or a few days later. The resale price is greater than the purchase price, reflecting an agreed-upon market interest rate during the purchaser’s holding period. While the maturities of the underlying securities in repurchase transactions may be more than one year, the term of each repurchase agreement will always be less than one year. The Funds follow certain procedures designed to minimize the risks inherent in such agreements. These procedures include effecting repurchase transactions generally with major global financial institutions whose creditworthiness is continuously monitored by the Advisor. In addition, the value of the collateral underlying the repurchase agreement is required to be at least equal to the repurchase price, including any accrued interest income earned on the repurchase agreement. The Funds may invest in repurchase agreements jointly; in such cases, each Fund holds a pro rata share of the collateral and interest income based upon the dollar amount of the repurchase agreements entered into by each Fund. The collateral underlying the repurchase agreement is held by the Fund’s custodian. A repurchase agreement is subject to the risk that the counterparty to the repurchase agreement that sells the securities may default on its obligation to repurchase them. In this circumstance, a Fund may lose money because it may not be able to sell the securities at the agreed upon time and price, the securities may lose value before they can be sold, the selling institution may declare bankruptcy or the Fund may have difficulty exercising rights to the collateral. During periods of high demand for repurchase agreements, the Funds may be unable to invest available cash in these instruments to the extent desired by the Advisor.

On February 28, 2017, the Funds had undivided interest in joint repurchase agreements with the following counterparties, for the time periods and rates indicated. Amounts shown in the table below represent Principal Amount, Cost and Value for each respective repurchase agreement.

Fund Name	Barclays Capital, Inc., 0.52%, dated 02/28/17 due 03/01/17 (1)	BNP Paribas Securities Corp., 0.35%, dated 02/28/17 due 03/01/17 (2)	BNP Paribas Securities Corp., 0.40%, dated 02/28/17 due 03/01/17(3)	BNP Paribas Securities Corp., 0.52%, dated 02/28/17 due 03/01/17 (4)	Credit Suisse (USA) LLC, 0.50%, dated 02/28/17 due 03/01/17 (5)	ING Financial Markets LLC, 0.51%, dated 02/28/17 due 03/01/17 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.52%, dated 02/28/17 due 03/01/17 (7)	Total
Short S&P500®	$3,567,643	$22,297,769	$35,676,430	$102,569,736	$8,165,354	$80,271,968	$82,501,744	$335,050,644
Short QQQ®	1,078,639	6,741,496	10,786,394	31,010,883	2,468,709	24,269,387	24,943,538	101,299,046
Short Dow30SM	743,751	4,648,444	7,437,511	21,382,844	1,702,242	16,734,399	17,199,244	69,848,435
Short MidCap400	179,800	1,123,749	1,797,999	5,169,246	411,512	4,045,498	4,157,872	16,885,676
Short Russell2000	960,887	6,005,543	9,608,869	27,625,497	2,199,206	21,619,954	22,220,509	90,240,465
Short SmallCap600	174,053	1,087,829	1,740,527	5,004,014	398,359	3,916,185	4,024,968	16,345,935
UltraShort S&P500®	4,356,248	27,226,550	43,562,480	125,242,129	9,970,254	98,015,579	100,738,235	409,111,475
UltraShort QQQ®	800,332	5,002,077	8,003,324	23,009,556	1,831,741	18,007,479	18,507,686	75,162,195
UltraShort Dow30SM	622,656	3,891,600	6,226,561	17,901,362	1,425,089	14,009,762	14,398,922	58,475,952
UltraShort MidCap400	51,358	320,986	513,577	1,476,534	117,544	1,155,547	1,187,646	4,823,192
UltraShort Russell2000	831,565	5,197,282	8,315,651	23,907,496	1,903,224	18,710,214	19,229,941	78,095,373
UltraShort SmallCap600	26,120	163,247	261,195	750,937	59,780	587,691	604,014	2,452,984
UltraPro Short S&P500®	1,560,069	9,750,432	15,600,690	44,851,985	3,570,569	35,101,554	36,076,597	146,511,896
UltraPro Short QQQ®	1,797,416	11,233,849	17,974,158	51,675,705	4,113,790	40,441,856	41,565,241	168,802,015
UltraPro Short Dow30SM	917,426	5,733,917	9,174,267	26,376,018	2,099,738	20,642,101	21,215,492	86,158,959
UltraPro Short MidCap400	30,464	190,398	304,638	875,833	69,723	685,435	704,475	2,860,966
UltraPro Short Russell2000	792,259	4,951,620	7,922,593	22,777,454	1,813,264	17,825,833	18,320,995	74,404,018
Short Basic Materials	22,196	138,725	221,960	638,135	50,801	499,410	513,283	2,084,510
Short Financials	253,856	1,586,601	2,538,561	7,298,362	581,007	5,711,762	5,870,422	23,840,571
Short Oil & Gas	39,642	247,763	396,419	1,139,705	90,729	891,943	916,720	3,722,921
Short Real Estate	156,035	975,217	1,560,347	4,485,996	357,120	3,510,780	3,608,300	14,653,795
Short S&P Regional Banking	19,808	123,799	198,078	569,475	45,335	445,676	458,057	1,860,228
UltraShort Basic Materials	55,531	347,069	555,309	1,596,515	127,095	1,249,446	1,284,153	5,215,118
UltraShort Nasdaq Biotechnology	376,457	2,352,859	3,764,574	10,823,149	861,607	8,470,291	8,705,577	35,354,514
UltraShort Consumer Goods	23,362	146,010	233,616	671,646	53,468	525,635	540,237	2,193,974
UltraShort Consumer Services	25,232	157,703	252,323	725,429	57,750	567,727	583,498	2,369,662
UltraShort Financials	312,141	1,950,883	3,121,413	8,974,063	714,406	7,023,180	7,218,268	29,314,354

Fund Name	Barclays Capital, Inc., 0.52%, dated 02/28/17 due 03/01/17 (1)	BNP Paribas Securities Corp., 0.35%, dated 02/28/17 due 03/01/17 (2)	BNP Paribas Securities Corp., 0.40%, dated 02/28/17 due 03/01/17(3)	BNP Paribas Securities Corp., 0.52%, dated 02/28/17 due 03/01/17 (4)	Credit Suisse (USA) LLC, 0.50%, dated 02/28/17 due 03/01/17 (5)	ING Financial Markets LLC, 0.51%, dated 02/28/17 due 03/01/17 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.52%, dated 02/28/17 due 03/01/17 (7)	Total
UltraShort Gold Miners	28,837	180,234	288,375	829,077	66,001	648,843	666,866	2,708,233
UltraShort Health Care	20,533	128,332	205,331	590,325	46,995	461,993	474,827	1,928,336
UltraShort Industrials	38,341	239,633	383,411	1,102,307	87,752	862,675	886,638	3,600,757
UltraShort Oil & Gas	244,253	1,526,581	2,442,530	7,022,274	559,028	5,495,692	5,648,351	22,938,709
UltraShort Oil & Gas Exploration & Production	7,573	47,330	75,730	217,723	17,332	170,392	175,125	711,205
UltraShort Real Estate	115,307	720,666	1,153,066	3,315,064	263,905	2,594,398	2,666,465	10,828,871
UltraShort Semiconductors	33,883	211,763	338,821	974,111	77,547	762,349	783,524	3,181,998
UltraShort Technology	35,199	219,990	351,984	1,011,954	80,559	791,964	813,963	3,305,613
UltraShort Utilities	81,609	510,055	816,087	2,346,251	186,780	1,836,196	1,887,202	7,664,180
UltraPro Short Nasdaq Biotechnology	36,096	225,598	360,956	1,037,750	82,613	812,152	834,712	3,389,877
UltraPro Short Financial Select Sector	18,963	118,520	189,631	545,191	43,401	426,671	438,523	1,780,900
Short MSCI EAFE	159,850	999,064	1,598,502	4,595,694	365,853	3,596,631	3,696,536	15,012,130
Short MSCI Emerging Markets	1,325,658	8,285,360	13,256,576	38,112,655	3,034,066	29,827,294	30,655,831	124,497,440
Short FTSE China 50	106,885	668,029	1,068,847	3,072,934	244,630	2,404,905	2,471,707	10,037,937
UltraShort MSCI EAFE	42,491	265,570	424,912	1,221,622	97,251	956,052	982,609	3,990,507
UltraShort MSCI Emerging Markets	94,462	590,389	944,622	2,715,788	216,198	2,125,399	2,184,438	8,871,296
UltraShort FTSE Europe	380,682	2,379,260	3,806,817	10,944,598	871,275	8,565,337	8,803,263	35,751,232
UltraShort MSCI Brazil Capped	286,541	1,790,884	2,865,416	8,238,071	655,816	6,447,186	6,626,274	26,910,188
UltraShort FTSE China 50	140,303	876,892	1,403,027	4,033,703	321,114	3,156,812	3,244,500	13,176,351
UltraShort MSCI Japan	99,585	622,404	995,846	2,863,059	227,922	2,240,654	2,302,895	9,352,365
UltraShort MSCI Mexico Capped IMI	24,262	151,635	242,615	697,519	55,528	545,885	561,048	2,278,492
Short 7-10 Year Treasury	186,702	1,166,885	1,867,016	5,367,670	427,309	4,200,785	4,317,473	17,533,840
Short 20+ Year Treasury	1,746,621	10,916,383	17,466,213	50,215,361	3,997,536	39,298,979	40,390,617	164,031,710
Short High Yield	1,053,503	6,584,391	10,535,025	30,288,197	2,411,178	23,703,806	24,362,245	98,938,345
UltraShort 3-7 Year Treasury	26,684	166,773	266,837	767,158	61,072	600,384	617,062	2,505,970
UltraShort 7-10 Year Treasury	631,884	3,949,278	6,318,844	18,166,678	1,446,210	14,217,400	14,612,328	59,342,622
UltraShort 20+ Year Treasury	3,694,918	23,093,235	36,949,176	106,228,880	8,456,651	83,135,644	85,444,969	347,003,473
UltraShort TIPS	11,156	69,727	111,564	320,745	25,534	251,018	257,991	1,047,735
UltraPro Short 20+ Year Treasury	835,549	5,222,184	8,355,495	24,022,047	1,912,343	18,799,863	19,322,082	78,469,563
Ultra S&P500®	2,038,801	12,742,504	20,388,006	58,615,518	4,666,254	45,873,014	47,147,264	191,471,361
Ultra QQQ®	762,759	4,767,242	7,627,588	21,929,315	1,745,745	17,162,073	17,638,797	71,633,519

Fund Name	Barclays Capital, Inc., 0.52%, dated 02/28/17 due 03/01/17 (1)	BNP Paribas Securities Corp., 0.35%, dated 02/28/17 due 03/01/17 (2)	BNP Paribas Securities Corp., 0.40%, dated 02/28/17 due 03/01/17(3)	BNP Paribas Securities Corp., 0.52%, dated 02/28/17 due 03/01/17 (4)	Credit Suisse (USA) LLC, 0.50%, dated 02/28/17 due 03/01/17 (5)	ING Financial Markets LLC, 0.51%, dated 02/28/17 due 03/01/17 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.52%, dated 02/28/17 due 03/01/17 (7)	Total
Ultra Dow30SM	361,734	2,260,839	3,617,343	10,399,860	827,910	8,139,021	8,365,105	33,971,812
Ultra MidCap400	103,490	646,810	1,034,896	2,975,327	236,859	2,328,518	2,393,198	9,719,098
Ultra Russell2000	254,537	1,590,856	2,545,370	7,317,939	582,565	5,727,083	5,886,168	23,904,518
Ultra SmallCap600	1,450	9,066	14,505	41,702	3,320	32,636	33,542	136,221
UltraPro S&P500®	211,431	1,321,441	2,114,307	6,078,631	483,906	4,757,190	4,889,334	19,856,240
UltraPro QQQ®	517,375	3,233,595	5,173,751	14,874,535	1,184,129	11,640,940	11,964,300	48,588,625
UltraPro Dow30SM	108,659	679,118	1,086,590	3,123,947	248,691	2,444,828	2,512,740	10,204,573
UltraPro MidCap400	4,242	26,513	42,422	121,962	9,709	95,448	98,100	398,396
UltraPro Russell2000	111,744	698,402	1,117,443	3,212,648	255,752	2,514,246	2,584,087	10,494,322
Ultra Basic Materials	5,283	33,020	52,832	151,892	12,092	118,872	122,173	496,164
Ultra Nasdaq Biotechnology	1,490,157	9,313,480	14,901,568	42,842,009	3,410,559	33,528,529	34,459,877	139,946,179
Ultra Consumer Goods	8,182	51,137	81,819	235,230	18,727	184,093	189,207	768,395
Ultra Consumer Services	9,762	61,013	97,620	280,659	22,343	219,646	225,746	916,789
Ultra Financials	660,838	4,130,237	6,608,380	18,999,092	1,512,477	14,868,855	15,281,879	62,061,758
Ultra Gold Miners	65,265	407,908	652,652	1,876,376	149,374	1,468,468	1,509,259	6,129,302
Ultra Junior Miners	15,451	96,567	154,508	444,210	35,363	347,643	357,300	1,451,042
Ultra Health Care	37,216	232,598	372,156	1,069,949	85,176	837,351	860,610	3,495,056
Ultra Industrials	10,790	67,440	107,905	310,226	24,697	242,785	249,530	1,013,373
Ultra Oil & Gas	179,127	1,119,544	1,791,271	5,149,903	409,973	4,030,359	4,142,313	16,822,490
Ultra Oil & Gas Exploration & Production	836	5,222	8,356	24,021	1,912	18,799	19,321	78,467
Ultra Real Estate	153,985	962,404	1,539,846	4,427,058	352,429	3,464,654	3,560,895	14,461,271
Ultra S&P Regional Banking	5,725	35,778	57,246	164,582	13,102	128,803	132,380	537,616
Ultra Semiconductors	33,978	212,363	339,781	976,871	77,767	764,508	785,743	3,191,011
Ultra Technology	95,097	594,357	950,970	2,734,040	217,651	2,139,683	2,199,119	8,930,917
Ultra Telecommunications	1,909	11,930	19,088	54,879	4,369	42,949	44,142	179,266
Ultra Utilities	11,623	72,644	116,230	334,162	26,602	261,518	268,783	1,091,562
UltraPro Nasdaq Biotechnology	97,151	607,199	971,519	2,793,116	222,354	2,185,917	2,246,637	9,123,893
UltraPro Financial Select Sector	2,234	13,963	22,341	64,230	5,113	50,267	51,665	209,813
Ultra MSCI EAFE	64,596	403,727	645,963	1,857,144	147,843	1,453,417	1,493,790	6,066,480
Ultra MSCI Emerging Markets	59,123	369,522	591,234	1,699,799	135,317	1,330,278	1,367,230	5,552,503
Ultra FTSE Europe	78,050	487,812	780,499	2,243,933	178,635	1,756,122	1,804,902	7,329,953
Ultra MSCI Brazil Capped	124,491	778,066	1,244,905	3,579,103	284,925	2,801,037	2,878,843	11,691,370

Fund Name	Barclays Capital, Inc., 0.52%, dated 02/28/17 due 03/01/17 (1)	BNP Paribas Securities Corp., 0.35%, dated 02/28/17 due 03/01/17 (2)	BNP Paribas Securities Corp., 0.40%, dated 02/28/17 due 03/01/17(3)	BNP Paribas Securities Corp., 0.52%, dated 02/28/17 due 03/01/17 (4)	Credit Suisse (USA) LLC, 0.50%, dated 02/28/17 due 03/01/17 (5)	ING Financial Markets LLC, 0.51%, dated 02/28/17 due 03/01/17 (6)	Merrill Lynch, Pierce, Fenner & Smith, Inc., 0.52%, dated 02/28/17 due 03/01/17 (7)	Total
Ultra FTSE China 50	61,465	384,159	614,654	1,767,131	140,677	1,382,972	1,421,388	5,772,446
Ultra MSCI Japan	58,564	366,024	585,639	1,683,711	134,037	1,317,686	1,354,289	5,499,950
Ultra MSCI Mexico Capped IMI	40,596	253,722	405,955	1,167,121	92,911	913,399	938,771	3,812,475
Ultra 7-10 Year Treasury	27,612	172,575	276,121	793,847	63,196	621,272	638,529	2,593,152
Ultra 20+ Year Treasury	34,854	217,837	348,539	1,002,049	79,771	784,213	805,996	3,273,259
Ultra High Yield	1,162	7,263	11,620	33,409	2,660	26,146	26,872	109,132
	$39,194,620	$244,966,359	$391,946,174	$1,126,845,246	$89,705,707	$881,878,889	$906,375,522	$3,680,912,517

Each Repurchase Agreement was fully collateralized by U.S. government and/or agency securities at February 28, 2017 as follows:

(1)  U.S. Treasury Bonds, 0%, due 10/15/26 to 02/15/27; U.S. Treasury Notes, 0% to 2.25%, due 05/15/18 to 11/15/24, which had an aggregate value at the Trust level of $40,800,043.

(2)  U.S. Treasury Bonds, 0%, due 05/15/18 to 05/15/40; U.S. Treasury Notes, 0.13% to 1.88%, due 03/15/17 to 02/28/22, which had an aggregate value at the Trust level of $255,000,000.

(3)  U.S. Treasury Bonds, 0% to 3.75%, due 02/15/27 to 02/15/45; U.S. Treasury Notes, 0.88% to 3.63%, due 08/31/18 to 06/30/23, which had an aggregate value at the Trust level of $408,000,049.

(4)  Federal Home Loan Bank, 5.50%, due 07/15/36; Federal National Mortgage Association, 1.88% to 7.25%, due 09/18/18 to 05/15/30; U.S. Treasury Bill, 0%, due 03/23/17; U.S. Treasury Bonds, 0% to 3.75%, due 02/15/18 to 11/15/45; U.S. Treasury Notes, 0.13% to 3.13%, due 03/15/17 to 01/31/24, which had an aggregate value at the Trust level of $1,173,000,039.

(5)  U.S. Treasury Bonds, 0.63% to 3.88%, due 01/15/25 to 02/15/46, which had an aggregate value at the Trust level of $93,384,201.

(6)  Federal Home Loan Bank, 1.13% to 1.15%, due 06/22/18 to 06/21/19; Federal Home Loan Mortgage Corp., 0.90% to 2.38%, due 04/25/17 to 01/13/22; Federal National Mortgage Association, 0.88% to 5.36%, due 10/26/17 to 09/24/26; U.S. Treasury Bonds, 0.75% to 3.00%, due 02/15/44 to 02/15/47; U.S. Treasury Notes, 0.13% to 3.75%, due 08/31/17 to 02/15/27, which had an aggregate value at the Trust level of $918,010,298.

(7)  U.S. Treasury Bond, 3.75%, due 11/15/43; U.S. Treasury Notes, 0.13% to 1.13%, due 04/15/18 to 09/30/21, which had an aggregate value at the Trust level of $946,371,799.

Equity Securities

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to equity securities, including shares of foreign or U.S. common stock, Real Estate Investment Trusts, Depositary Receipts, and shares of other Investment Companies, including other exchange-traded funds (“ETFs”).

Real Estate Investment Trusts (“REITs”)

REITs report information on the source of their distributions annually. A portion of distributions received from REITs during the period is estimated to be dividend income, realized gain or return of capital. These estimates are adjusted when the actual source of distributions is disclosed by the REITs.

Debt Instruments

Certain Funds may invest in or seek leveraged, inverse, or inverse leveraged exposure to debt instruments, including U.S. government securities. Additionally, certain Funds may invest in or seek leveraged or inverse exposure to lower rated and unrated corporate debt securities, primarily high yield bonds, that are rated below “investment grade” by Moody’s, Standard and Poor’s and/or Fitch, Inc.

U.S. Treasury Inflation-Protected Securities

UltraShort TIPS seeks leveraged inverse exposure to the Bloomberg Barclays U.S. Treasury Inflation-Protected Securities (“TIPS”) Index (Series L). U.S. Treasury Inflation-Protected Securities (“TIPs”) are inflation-protected public obligations of the U.S. Treasury. Inflation-indexed bonds are fixed-income securities whose interest and principal payments are periodically adjusted for inflation. As the index measuring inflation changes, the interest and principal payments of inflation-indexed bonds will be adjusted accordingly. Because of the inflation-adjustment feature, inflation-protected bonds typically have lower yields than conventional fixed rate bonds.

Accounting for Derivatives Instruments

In seeking to achieve the investment objectives of Funds, the Advisor uses a passive or mathematical approach to investing. Using this approach, the Advisor determines the type, quantity and mix of investment positions, including derivative positions, that a Fund should hold to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, as appropriate, based upon each Fund’s investment objective.

In connection with its management of certain series of the Trust included in this report (UltraShort S&P500®, UltraShort QQQ®, UltraShort Dow30SM, UltraShort MidCap400, UltraShort SmallCap600, UltraPro Short S&P500®, UltraPro Short QQQ®, UltraShort Basic Materials, UltraShort Financials, UltraShort Utilities, UltraPro Short NASDAQ Biotechnology, UltraPro S&P500®, UltraPro QQQ, UltraPro Dow30SM, UltraPro MidCap400, UltraPro Russell2000, UltraPro Financial Select Sector, and UltraPro Nasdaq Biotechnology (the “Commodity Pools”)), the Advisor has registered as a commodity pool operator (a “CPO”) and the Commodity Pools are commodity pools under the Commodity Exchange Act (the “CEA”). Accordingly, the Advisor is subject to registration and regulation as a CPO under the CEA, and must comply with various regulatory requirements under the CEA and the rules and regulations of the Commodity Futures Trading Commission (“CFTC”) and the National Futures Association (“NFA”), including investor protection requirements, antifraud provisions, disclosure requirements and reporting and record keeping requirements. The Advisor is also subject to periodic inspections and audits by the CFTC and NFA. Compliance with these regulatory requirements could adversely affect the Commodity Pools’ total return. In this regard, any further amendment to the CEA or its related regulations that subject the Advisor or the Commodity Pools to additional regulation may have adverse impacts on the Commodity Pools’ operations and expenses.

All open derivative positions at period end are reflected on each respective Fund’s Schedule of Portfolio Investments. Certain Funds utilized a varying level of derivative instruments in conjunction with investment securities in seeking to meet their investment objective during the period. While the volume of open positions may vary on a daily basis as each Fund transacts derivative contracts in order to achieve the appropriate exposure to meet its investment objective, with the exception of the Funds listed below, the volume of these open positions relative to the net assets of each respective Fund at the date of this report is generally representative of open positions throughout the reporting period.

Average quarterly exposure to derivatives (notional amounts in comparison to net assets)
UltraPro S&P500®	253%
Ultra 20+ Year Treasury	123%

For financial reporting purposes, the Trust can offset financial assets and financial liabilities that are subject to master netting arrangements or similar agreements in the Statement of Assets and Liabilities. Funds holding non-exchange traded swap agreements present the gross amounts of these assets and liabilities on their Schedule of Portfolio Investments. Information concerning the value of and amounts due under Repurchase Agreement transactions may be found on each Fund’s Schedule of Portfolio Investments. Information concerning the counterparties to each Repurchase Agreement and levels of collateralization may be found above, under the caption “Repurchase Agreements.”

Following is a description of how and why the Funds use derivative instruments, the types of derivatives utilized by the Funds during the reporting period, as well as the primary underlying risk exposures related to each instrument type.

Futures Contracts

Each Fund may purchase or sell futures contracts and options thereon as a substitute for a comparable market position in the underlying securities or to satisfy regulatory requirements. A physical-settlement futures contract generally obligates the seller to deliver (and the purchaser to take delivery of) the specified asset on the expiration date of the contract. A cash-settled futures contract obligates the seller to deliver (and the purchaser to accept) an amount of cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the final settlement price of a specific futures contract and the price at which the agreement is made. No physical delivery of the underlying asset is made.

The Funds generally engage in closing or offsetting transactions before final settlement of a futures contract, wherein a second identical futures contract is sold to offset a long position (or bought to offset a short position). In such cases, the obligation is to deliver (or take delivery of) cash equal to a specific dollar amount (the contract multiplier) multiplied by the difference between the price of the offsetting transaction and the price at which the original contract was entered into. If the original position entered into is a long position (futures contract purchased) there will be a gain (loss) if the offsetting sell transaction is carried out at a higher (lower)

price, inclusive of commissions. If the original position entered into is a short position (futures contract sold) there will be a gain (loss) if the offsetting buy transaction is carried out at a lower (higher) price, inclusive of commissions.

Whether a Fund realizes a gain or loss from futures activities depends generally upon movements in the underlying security or index. The extent of the Fund’s loss from an unhedged short position in futures contracts or from writing options on futures contracts is potentially unlimited and investors may lose the amount that they invest plus any profits recognized on their investment. Each Fund will engage in transactions in futures contracts and related options that are traded on a U.S. exchange or board of trade or that have been approved for sale in the U.S. by the CFTC.

Upon entering into a futures contract, each Fund will be required to deposit with the broker an amount of cash or cash equivalents in the range of approximately 5% to 10% of the contract amount for equity index futures and in the range of approximately 1% to 3% of the contract amount for treasury futures (these amounts are subject to change by the exchange on which the contract is traded). This amount, known as “initial margin,” is in the nature of a performance bond or good faith deposit on the contract and is returned to the Fund upon termination of the futures contract, assuming all contractual obligations have been satisfied. Subsequent payments, known as “variation margin,” to and from the broker will be made as the price of the index underlying the futures contract fluctuates, making the long and short positions in the futures contract more or less valuable, a process known as “marking-to-market.” At any time prior to expiration of a futures contract, a Fund may elect to close its position by taking an opposite position, which will operate to terminate the Fund’s existing position in the contract.

The primary risks associated with the use of futures contracts are imperfect correlation between movements in the price of the futures and the market value of the underlying assets, and the possibility of an illiquid market for a futures contract. Although each Fund intends to sell futures contracts only if there is an active market for such contracts, no assurance can be given that a liquid market will exist for any particular contract at any particular time. Many futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single trading day. Once the daily limit has been reached in a particular contract, no trades may be made that day at a price beyond that limit, or trading may be suspended for specified periods during the day. Futures contract prices could move to the limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of futures positions and potentially subjecting a Fund to substantial losses. If trading is not possible, or if a Fund determines not to close a futures position in anticipation of adverse price movements, the Fund will be required to make daily cash payments of variation margin. The risk that the Fund will be unable to close out a futures position will be minimized by entering into such transactions on a national exchange with an active and liquid secondary market.  In addition, although the counterparty to a futures contract is often a clearing organization, backed by a group of financial institutions, there may be instances in which the counterparty could fail to perform its obligations, causing significant losses to a Fund.

Forward Currency Contracts

Each Fund may invest in forward currency contracts for investment or risk management purposes. A forward currency contract is an obligation to buy or sell a specific currency at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. These contracts are entered into on the interbank market conducted directly between currency traders (usually large commercial banks) and their customers.

At or before the maturity of a forward currency contract, the Funds may either sell a portfolio security and make delivery of the currency, or retain the security and terminate its contractual obligation to deliver the currency by buying an “offsetting” contract obligating them to buy, on the same maturity date, the same amount of the currency. If the Fund engages in an offsetting transaction, it may later enter into a new forward currency contract to sell the currency.

If the Funds engage in offsetting transactions, the Funds will incur a gain or loss, to the extent that there has been movement in forward currency contract prices. If forward prices go down during the period between the date a Fund enters into a forward currency contract for the sale of a currency and the date it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency it has agreed to sell exceeds the price of the currency it has agreed to buy. If forward prices go up, the Fund will suffer a loss to the extent the price of the currency it has agreed to buy exceeds the price of the currency it has agreed to sell.

These transactions also involve the risk that a Fund may lose its margin deposits or collateral and may be unable to realize the positive value, if any, of its position if a bank or broker with whom the Fund has an open forward position defaults or becomes bankrupt.

Swap Agreements

Each Fund may enter into swap agreements to gain exposure to an underlying asset without actually purchasing such asset (or shorting such asset), or to hedge a position including in circumstances in which direct investment is restricted for legal reasons or is otherwise impracticable. Swap agreements are two-party contracts entered into primarily by institutional investors for periods ranging from a day to more than one year. In a standard “swap” transaction, two parties agree to exchange the return (or differentials in rates of return) earned or realized on a particular pre-determined investment or instrument. The gross return to be exchanged or “swapped” between the parties is calculated with respect to a “notional amount,” e.g., the return on or increase in value of a particular dollar amount invested in a “basket” of securities or an ETF representing a particular index or group of securities. Most swap agreements entered into by a Fund calculate and settle the obligations of the parties to the agreement on a “net basis” with a single payment. Consequently, a Fund’s current obligations (or rights) under a swap agreement will generally be equal only to the net amount to be paid or received under the agreement based on the relative values of the positions held by each party to the agreement (the “net amount”). When investing in swap agreements, the Funds may hold or gain exposure to only a representative sample of the securities in an index, or to a component of the index.

On a typical long swap, the counterparty will generally agree to pay the Fund the amount, if any, by which the notional amount of the swap agreement would have increased in value had it been invested in the particular underlying assets (e.g., an ETF, or securities comprising a benchmark), plus any dividends or interest that would have been received on those assets. The Fund will agree to pay to the counterparty a floating rate of interest on the notional amount of the swap agreement plus the amount, if any, by which the notional amount would have decreased in value had it been invested in such assets plus, in certain circumstances, commissions or trading spreads on the notional amount. Therefore, the return to the Fund on a long swap agreement should be the gain or loss on the notional amount plus dividends or interest on the assets less the interest paid by the Fund on the notional amount. As a trading technique, the Advisor may substitute physical securities with a swap agreement having investment characteristics substantially similar to the underlying securities.

Some Funds may also enter into swap agreements that provide the opposite return of their benchmark or a security. Their operations are similar to those of the swaps disclosed above except that the counterparty pays interest to each Fund on the notional amount outstanding and that dividends or interest on the underlying instruments reduce the value of the swap, plus, in certain instances, each Fund will agree to pay to the counterparty commissions or trading spreads on the notional amount. These amounts are netted with any unrealized gain or loss to determine the value of the swap.

A Fund’s current obligations under most swap agreements (total return swaps, equity/index swaps, interest rate swaps) will be accrued daily (offset against any amounts owed to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating or earmarking cash and/or securities determined to be liquid, but typically no payments will be made until the settlement date.

A Fund will not enter into non-exchange traded swap agreements unless the Advisor believes that the counterparty to the transaction is creditworthy. The counterparty to a non-exchange traded swap agreement will typically be a major global financial institution. A Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. If such a default occurs, a Fund will have contractual remedies pursuant to the swap agreements, but such remedies may be subject to bankruptcy and insolvency laws that could affect the Fund’s rights as a creditor.

In the normal course of business, a Fund enters into International Swaps and Derivatives Association (“ISDA”) agreements with certain counterparties for derivative transactions. These agreements contain, among other conditions, events of default and termination events, and various covenants and representations. Certain of the Fund’s ISDA agreements contain provisions that require the Fund to maintain a pre-determined level of net assets, and/or provide limits regarding the decline of the Fund’s NAV over specific periods of time, which may or may not be exclusive of redemptions. If the Fund were to trigger such provisions and have open derivative positions at that time, counterparties to the ISDA agreements could elect to terminate such ISDA agreements and request immediate payment in an amount equal to the net liability positions, if any, under the relevant ISDA agreement. Pursuant to the terms of its ISDA agreements, the Fund will have already collateralized its liability under such agreements, in some cases only in excess of certain threshold amounts. The Funds seek to mitigate risks by generally requiring that the counterparties for each Fund agree to post collateral for the benefit of the Fund, marked to market daily, in an amount approximately equal to what the counterparty owes the Fund, subject to certain minimum thresholds, although the Funds may not always be successful. To the extent any such collateral is insufficient or there are delays in accessing the collateral, the Funds will be exposed to the risks described above, including possible delays in recovering amounts as a result of bankruptcy proceedings.

The use of swaps is a highly specialized activity which involves investment techniques and risks in addition to, and in some cases different from, those associated with ordinary portfolio securities transactions. The primary risks associated with the use of swap agreements are mispricing or improper valuation, imperfect correlation between movements in the notional amount and the price of the underlying investments, and the inability of counterparties or clearing organizations to perform. A Fund may use a combination of swaps on an underlying index and swaps on an ETF that is designed to track the performance of that index, or it may solely use swaps on an ETF to achieve its desired exposure. The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors. Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index. The Advisor, under supervision from the Board, is responsible for determining and monitoring the liquidity of the Funds’ transactions in swap agreements.

All of the outstanding swap agreements held by the Funds on February 28, 2017 contractually terminate within 22 months but may be terminated without penalty by either party daily. Upon termination, the Fund is entitled to receive or pay the “unrealized appreciation or depreciation” amount existing at the date of termination.

The Financial Accounting Standards Board, pursuant to Accounting Standards Codification 815-10 (“ASC 815-10”), requires companies (including the Trust) to disclose information intended to enable financial statement users to understand how derivative instruments affect the Statements of Assets and Liabilities as well as the affect of derivative instruments on the Statements of Operations during the reporting period, in the context of each entity’s risk exposure. ASC 815-10 provides examples of risk exposure, including fixed income/interest rate, foreign exchange, equity and credit.

As the Funds’ investment objective is to approximate, on a daily basis, the corresponding performance, inverse, multiple, or inverse multiple of the performance of its index, the derivatives utilized are aligned to the same primary risk.  The primary risk exposure for those Funds benchmarked to an equity index is equity risk, for Funds benchmarked to a fixed-income index the primary risk is interest rate risk.

3. Investment Transactions, Income and Expense Allocations

Throughout the reporting period, investment transactions are generally accounted for no later than one business day following the trade date. For financial reporting purposes, investment transactions on the last business day of the reporting period are accounted for on the trade date.

Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or discount. Dividend income is recorded on the ex-dividend date except for certain foreign dividends that may be recorded as soon as such information becomes available. Gains or losses realized on sales of securities are determined using the specific identification method by comparing the identified cost of the security lot sold with the net sales proceeds.

4. Risk

Some risks apply to all Funds, while others are specific to the investment strategy of certain Funds. Each Fund may be subject to other risks in addition to these identified risks. This section discusses certain common principal risks encountered by the Funds.

•        Risks Associated with the Use of Derivatives

Certain Funds obtain investment exposure through derivatives (including investing in futures contracts, options on futures contracts, securities and indexes, forward contracts, swap agreements and similar instruments). Investing in derivatives may be considered aggressive and may expose a Fund to risks different from, or possibly greater than, the risks associated with investing directly in securities underlying the derivative, including: 1) the risk that there may be imperfect correlation between the price of financial instruments and movements in the prices of the underlying reference asset(s); 2) the risk that an instrument is mispriced; 3) credit or counterparty risk on the amount each Fund expects to receive from a counterparty; 4) the risk that securities prices, interest rates and currency markets will move adversely and a Fund will incur significant losses; 5) the risk that the cost of holding a financial instrument might exceed its total return; and 6) the possible absence of a liquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to adjust a Fund’s position in a particular instrument when desired. When a Fund uses derivatives, there may be imperfect correlation between the value of the reference asset(s) and the derivative, which may prevent the Fund from achieving its investment objective. Because derivatives often require limited initial investment, the use of derivatives also may expose the Fund to losses in excess of those amounts initially invested.

Certain Funds may use a combination of swaps on an underlying index, and swaps on an ETF that is designed to track the performance of that index.  The performance of an ETF may not track the performance of its underlying index due to embedded costs and other factors.  Thus, to the extent a Fund invests in swaps that use an ETF as the reference asset, that Fund may be subject to greater correlation risk and may not achieve as high a degree of correlation with its index as it would if the Fund used only swaps on the underlying index.

Moreover, with respect to the use of swap agreements, if a benchmark has a dramatic intraday move that causes a material decline in a Fund’s net assets, the terms of a swap agreement between the Fund and its counterparty may permit the counterparty to immediately close out the transaction with the Fund. In that event, the Fund may be unable to enter into another swap agreement or invest in other derivatives to achieve the desired exposure consistent with the Fund’s investment objective. This, in turn, may prevent the Fund from achieving its investment objective, even if the Index reverses all or a portion of its intraday move by the end of the day. Any costs associated with using derivatives will also have the effect of lowering the Fund’s return.

•        Leverage Risk

Certain Funds utilize leverage (i.e., obtain investment exposure in excess of their assets) in seeking to achieve their investment objective and will lose more money in market environments adverse to their daily objective than similar funds that do not employ leverage.

Because the Funds that utilize leverage include either a -3x or 3x multiplier or a -2x or 2x multiplier, a single day adverse price movement approaching 33% or 50%, respectively, in a relevant benchmark, could result in the total loss of an investor’s investment.

•        Concentration Risk

Certain Funds may typically concentrate their investments in issuers of one or more particular industries to the same extent that their underlying indexes are so concentrated and to the extent permitted by applicable regulatory guidance. There is a risk that those issuers (or industry sectors) will perform poorly and negatively impact a Fund. Concentration risk results from maintaining exposure (long or short) to issuers conducting business in a specific industry. The risk of concentrating investments in a limited number of issuers in a particular industry is that a Fund will be more susceptible to the risks associated with that industry than a Fund that does not concentrate its investments.

•        Correlation Risk

There is no guarantee that a Fund whose investment objective, before fees and expenses, seeks correlation with an index will achieve a high degree of correlation with its index.  Failure to achieve a high degree of correlation may prevent a Fund from achieving its investment objective and the percentage change of the Fund’s NAV each day may differ, perhaps significantly, from the percentage change of the Fund’s index on such day.  This may be due, among other reasons, to the impact of a limited trading market in the underlying component securities on the calculation of the index. A number of other factors may adversely affect a Fund’s correlation with its benchmark, including material over- or under-exposure, fees, expenses, transaction costs, financing costs associated with the use of derivatives, income items, valuation methodology, infrequent trading in the securities underlying its index, accounting standards and disruptions or illiquidity in the markets for the securities or financial instruments in which a Fund invests. While the Fund attempts to track the performance of the Index by investing all, or substantially all, of its assets in the securities that make up the Index in approximately the same proportion as their weighting in the Index, at times a Fund may not have investment exposure to all securities in its benchmark, or its weighting of investment exposure to such securities, financial investments or industries may be different from that of the benchmark. In addition, a Fund may invest in securities or financial investments not included in the benchmark or in financial instruments. Each Fund may take or refrain from taking positions in order to improve tax efficiency or comply with regulatory restrictions, either of which may negatively affect the Fund’s correlation with its index. A Fund may also be subject to large movements of assets into and out of the Fund, potentially resulting in the Fund being over- or underexposed to its benchmark and may be impacted by index reconstitutions and index rebalancing events. Additionally, a Fund’s underlying investments may trade on markets that may or may not be open on the same day as the Fund. Furthermore, a Fund’s currency holdings may be valued at a different time than the level of its index. In addition, the Funds with a foreign currency hedging strategy may also be unable to perfectly match the Index and will introduce additional costs, both sources of additional correlation risk. Any of these factors could decrease correlation between performance of a Fund and may hinder a Fund’s ability to meet its investment objective.

•        Counterparty Risk

Certain Funds will be subject to credit risk (i.e., the risk that a counterparty is unwilling or unable to make timely payments to meet its contractual obligations) with respect to the amount it expects to receive from counterparties to financial instruments and repurchase agreements entered into by the Fund. The Funds generally structure the agreements such that either party can terminate the contract without penalty prior to the termination date. A Fund may be negatively impacted if a counterparty becomes bankrupt or otherwise fails to perform its obligations.

At February 28, 2017, the ProShares UltraPro Short MidCap400, ProShares UltraShort Nasdaq Biotechnology, ProShares UltraShort Health Care, ProShares UltraPro Short Nasdaq Biotechnology, ProShares UltraPro Short Financial Select Sector, ProShares UltraShort 7-10 Year Treasury, ProShares UltraPro Short 20+ Year Treasury, ProShares Ultra S&P500®, ProShares Ultra Russell2000, ProShares Ultra SmallCap600, ProShares UltraPro S&P500®, ProShares UltraPro QQQ®, ProShares UltraPro Dow30SM, ProShares UltraPro MidCap400, ProShares UltraPro Russell2000, ProShares Ultra Basic Materials, ProShares Ultra Consumer Goods, ProShares Ultra Consumer Services, ProShares Ultra Financials, ProShares Ultra Health Care, ProShares Ultra Industrials, ProShares Ultra Real Estate, ProShares Ultra S&P Regional Banking, ProShares Ultra Semiconductors, ProShares Ultra Technology, ProShares Ultra Utilities, ProShares UltraPro Financial Select Sector, ProShares Ultra MSCI EAFE, ProShares Ultra FTSE Europe, ProShares Ultra MSCI Brazil Capped and ProShares Ultra FTSE China 50. Funds had unrealized appreciation on swaps with a single counterparty which exceeded 5% of each Fund’s net assets.

•        Geographic Concentration Risk

Certain Funds that focus their investments in companies economically tied to particular foreign countries or geographic regions may be particularly susceptible to political, social, economic or regulatory events affecting those countries or regions. The performance of such Funds may be more volatile than a more geographically diversified fund.

•        Foreign Currency Risk

Certain Funds may seek leveraged, inverse, or inverse leveraged exposure to investments denominated in foreign currencies. Investments denominated in foreign currencies are exposed to more risk than those investments denominated in U.S. dollars. The value of an investment denominated in a foreign currency could change significantly as foreign currencies strengthen or weaken relative to the U.S. dollar. Foreign currency losses could offset or exceed any potential gains, or add to losses, in the related investments. Regulatory fees or higher custody fees maybe imposed on foreign currency holdings.

•        Liquidity Risk

In certain circumstances, such as the disruption of the orderly markets for the securities in which a Fund invests, the Fund might not be able to acquire or dispose of certain holdings quickly or at prices that represent true market value in the judgment of the Advisor. Markets for the securities in which a Fund invests may be disrupted by a number of events, including but not limited to economic crises, natural disasters, new legislation, or regulatory changes inside or outside of the U.S. For example, regulation limiting the ability of certain financial institutions to invest in certain securities would likely reduce the liquidity of those securities. These situations may prevent a Fund from limiting losses, realizing gains or achieving a high correlation with its benchmark.

•        Debt Instrument Risk

Certain Funds invest in, or seek leveraged, inverse, or inverse leveraged exposure to, debt instruments.  Debt instruments may have varying levels of sensitivity to changes in interest rates and other factors.  In addition, changes in the credit quality of the issuer of a debt instrument (including a default) can also affect the price of a debt instrument, as can an issuer’s default on its payment obligations.  These factors may cause the value of an investment in a Fund to change.

5. Indemnifications

Under the Trust’s organizational documents, its officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business the Trust enters into contracts that contain a variety of representations which provide general indemnifications. The Trust’s maximum exposure under these arrangements cannot be known; however, the Trust expects any risk of loss to be remote.

6. Subsequent Events

Subsequent events occurring after the date of this report have been evaluated for potential impact, for purposes of recognition or disclosure in the financial statements, through the date the report was issued.

Item 2. Controls and Procedures.

(a)         The Registrant’s principal executive officer and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)         There were no changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ProShares Trust

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Todd B. Johnson
Todd B. Johnson
President
April 28, 2017

By:	/s/ Charles Todd
Charles Todd
Treasurer
April 28, 2017